UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011–June 30, 2011

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2011

Semi-Annual
Report

Pacific Select Fund

TABLE OF CONTENTS

PACIFIC SELECT FUND

The 2011 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.7%

Commercial Paper - 80.8%

ANZ National International Ltd (United Kingdom) 0.290% due 10/11/11	$35,000,000	$34,971,242
Bank of Nova Scotia NY
0.051% due 07/01/11	19,000,000	19,000,000
0.091% due 07/13/11	20,200,000	20,199,394
Caterpillar Financial Services Corp 0.061% due 07/01/11	28,500,000	28,500,000
Commonwealth Bank of Australia (Australia)
0.167% due 09/07/11	20,000,000	19,993,767
0.185% due 09/20/11	15,000,000	14,993,756
ConocoPhillips Qatar Funding Ltd (Cayman)
0.122% due 07/27/11	11,600,000	11,598,995
0.200% due 07/21/11	17,000,000	16,998,111
Danaher Corp 0.091% due 07/01/11	16,300,000	16,300,000
Electricite de France SA (France) 0.152% due 07/27/11	24,900,000	24,897,303
ENI Finance USA Inc 0.193% due 07/11/11	25,000,000	24,998,681
General Electric Capital Corp 0.162% due 10/13/11	15,000,000	14,993,067
Hewlett-Packard Co 0.071% due 07/22/11	36,000,000	35,998,530
Illinois Tool Works Inc
0.091% due 07/26/11	15,000,000	14,999,063
0.101% due 07/18/11	21,000,000	20,999,008
International Business Machines Corp 0.061% due 07/12/11	12,000,000	11,999,780
John Deere Capital Corp 0.091% due 07/11/11	10,300,000	10,299,743
John Deere Credit Ltd (Australia) 0.132% due 07/08/11	11,400,000	11,399,712
JPMorgan Chase & Co
0.020% due 07/06/11	16,000,000	15,999,956
0.051% due 07/07/11	21,100,000	21,099,824
Kreditanstalt fuer Wiederaufbau (Germany) 0.152% due 09/01/11	14,000,000	13,996,383
L’Oreal USA Inc
0.091% due 08/11/11	19,400,000	19,398,012
0.160% due 07/12/11	17,900,000	17,899,125
Medtronic Inc 0.132% due 09/23/11	13,750,000	13,745,829
National Rural Utilities Cooperative Finance Corp 0.132% due 08/08/11	34,000,000	33,995,334
Nestle Capital Corp 0.112% due 08/15/11	16,000,000	15,997,800
Northwestern University 0.091% due 08/26/11	15,000,000	14,997,900
Novartis Finance Corp 0.061% due 07/05/11	22,400,000	22,399,851
PepsiCo Inc 0.112% due 08/01/11	32,000,000	31,996,969
Procter & Gamble International Funding SCA (Luxembourg) 0.071% due 07/20/11	24,500,000	24,499,095
Schlumberger Technology Corp
0.122% due 07/15/11	20,000,000	19,999,067
0.142% due 08/19/11	15,000,000	14,997,142
The Coca-Cola Co
0.112% due 08/08/11	12,000,000	11,998,607
0.122% due 09/14/11	20,000,000	19,995,000
Toronto Dominion Holdings USA Inc 0.162% due 10/17/11	20,000,000	19,990,400
Toyota Motor Credit Corp
0.132% due 08/03/11	19,500,000	19,497,676
0.341% due 08/08/11	19,000,000	18,993,181

		724,637,303

Corporate Notes - 3.0%

International Business Machines Corp
0.853% due 07/28/11 §	27,491,000	27,503,817

U.S. Treasury Bills - 14.3%

0.020% due 09/29/11	33,400,000	33,398,733
0.041% due 08/18/11	25,000,000	24,998,666
0.046% due 09/15/11	20,000,000	19,998,100
0.046% due 08/25/11	19,600,000	19,598,637
0.063% due 07/14/11	30,000,000	29,999,323

		127,993,459

Repurchase Agreement - 1.6%

State Street Bank & Trust Co 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $14,068,911; collateralized by U.S. Treasury Bills: 0.020% due 07/21/11 and value $14,354,914)	14,068,907	14,068,907

Total Short-Term Investments
(Amortized Cost $894,203,486)		894,203,486

TOTAL INVESTMENTS - 99.7%
(Amortized Cost $894,203,486)		894,203,486

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,693,805

NET ASSETS - 100.0%		$896,897,291

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	80.8%
U.S. Treasury Bills	14.3%
Corporate Notes	3.0%
Repurchase Agreement	1.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	14.3%
A-1 (Short-Term Debt only)	82.6%
A	3.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$894,203,486	$-	$894,203,486	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 29.4%

Consumer Discretionary - 2.0%

Cablevision Systems Corp 7.750% due 04/15/18	$2,500,000	$2,678,125
CCO Holdings LLC
7.000% due 01/15/19 ~	110,000	113,575
8.125% due 04/30/20	2,250,000	2,441,250
Charter Communications Operating LLC 8.000% due 04/30/12 ~	264,000	275,880
Comcast Corp
5.150% due 03/01/20	6,500,000	7,006,356
5.650% due 06/15/35	470,000	461,872
5.700% due 05/15/18	5,000,000	5,583,915
6.400% due 03/01/40	1,390,000	1,492,663
6.950% due 08/15/37	2,075,000	2,349,906
DISH DBS Corp 7.750% due 05/31/15	766,000	833,025
Jarden Corp 7.500% due 05/01/17	2,410,000	2,515,438
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,742,363
MGM MIRAGE
5.875% due 02/27/14	665,000	642,556
7.500% due 06/01/16	3,000,000	2,865,000
10.375% due 05/15/14	85,000	96,900
11.125% due 11/15/17	200,000	229,500
News America Inc 6.200% due 12/15/34	1,000,000	1,024,440
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,578,056
The Neiman Marcus Group Inc 7.125% due 06/01/28	250,000	232,500
Time Warner Cable Inc
4.125% due 02/15/21	980,000	948,427
5.875% due 11/15/40	4,590,000	4,545,863
6.550% due 05/01/37	1,565,000	1,667,684
6.750% due 06/15/39	1,630,000	1,788,948
7.300% due 07/01/38	4,305,000	5,020,177
8.250% due 04/01/19	4,665,000	5,823,744
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,140,742
Time Warner Inc
4.700% due 01/15/21	410,000	415,910
6.250% due 03/29/41	350,000	364,822
United Business Media Ltd (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,208,267
Videotron Ltee (Canada) 6.875% due 01/15/14	1,075,000	1,092,469

		61,180,373

Consumer Staples - 1.7%

Altria Group Inc
4.750% due 05/05/21	4,000,000	4,002,244
8.500% due 11/10/13	1,490,000	1,727,491
9.250% due 08/06/19	3,330,000	4,346,333
Anheuser-Busch InBev Worldwide Inc 5.000% due 04/15/20	1,070,000	1,150,681
CVS Caremark Corp
6.125% due 09/15/39	4,300,000	4,423,294
6.600% due 03/15/19	190,000	220,751
CVS Pass-Through Trust
5.298% due 01/11/27 ~	849,177	846,342
6.036% due 12/10/28	3,688,300	3,925,196
9.350% due 01/10/23 ~	1,070,000	1,167,674
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,311,656
Kraft Foods Inc
5.375% due 02/10/20	3,170,000	3,469,289
6.000% due 02/11/13	5,360,000	5,780,867
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,932,348
Philip Morris International Inc 6.375% due 05/16/38	1,970,000	2,239,291
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,394,546
7.250% due 06/01/12	1,410,000	1,489,706
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	1,780,000	1,744,400
7.125% due 04/15/19 ~	940,000	937,650
Safeway Inc 6.350% due 08/15/17	575,000	658,513
The Kroger Co 6.400% due 08/15/17	2,610,000	3,059,672
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,736,008
5.375% due 04/05/17	915,000	1,043,589
6.500% due 08/15/37	830,000	956,436

		53,563,977

Energy - 4.8%

Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,384,083
Anadarko Petroleum Corp
6.375% due 09/15/17	1,215,000	1,393,809
8.700% due 03/15/19	7,740,000	9,872,455
Apache Corp 6.900% due 09/15/18	5,000,000	6,068,460
Arch Coal Inc 7.000% due 06/15/19 ~	3,900,000	3,909,750
Baker Hughes Inc 7.500% due 11/15/18	4,060,000	5,123,521
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	7,940,000	8,156,476
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	690,625
6.625% due 08/15/20	1,000,000	1,057,500
7.250% due 12/15/18	2,110,000	2,310,450
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,883,875
Complete Production Services Inc 8.000% due 12/15/16	500,000	525,000
Concho Resources Inc 6.500% due 01/15/22	1,606,000	1,612,023
ConocoPhillips 6.500% due 02/01/39	6,150,000	7,208,950
CONSOL Energy Inc 6.375% due 03/01/21 ~	2,650,000	2,650,000
Devon Energy Corp 7.950% due 04/15/32	4,970,000	6,470,503
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,515,641
Enterprise Products Operating LLC
6.300% due 09/15/17	5,000,000	5,739,095
6.500% due 01/31/19	2,100,000	2,407,868
8.375% due 08/01/66 §	3,000,000	3,250,863
Hess Corp 8.125% due 02/15/19	8,280,000	10,486,595
Kerr-McGee Corp 7.875% due 09/15/31	617,000	743,577
Key Energy Services Inc 6.750% due 03/01/21	1,280,000	1,283,200
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	1,800,000	2,083,441
Noble Energy Inc
6.000% due 03/01/41	2,000,000	2,069,386
8.250% due 03/01/19	3,290,000	4,210,713

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Peabody Energy Corp 6.500% due 09/15/20	$2,350,000	$2,538,000
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	6,900,000	7,114,742
7.875% due 03/15/19	3,600,000	4,374,950
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,653,995
6.000% due 03/05/20	2,000,000	2,205,000
8.000% due 05/03/19	5,700,000	7,056,600
QEP Resources Inc 6.875% due 03/01/21	3,400,000	3,604,000
Regency Energy Partners LP 6.500% due 07/15/21	2,080,000	2,116,400
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,229,040
The Williams Cos Inc 7.500% due 01/15/31	7,494,000	8,593,692
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	3,580,000	3,884,300

		148,478,578

Financials - 12.3%

American Express Co 8.125% due 05/20/19	1,400,000	1,776,631
American Express Credit Corp 5.125% due 08/25/14	8,390,000	9,159,925
American International Group Inc
3.750% due 11/30/13 ~	1,900,000	1,944,688
5.850% due 01/16/18	2,000,000	2,097,400
6.400% due 12/15/20	3,330,000	3,588,458
8.250% due 08/15/18	3,465,000	3,979,764
Bank of America Corp
4.500% due 04/01/15	6,700,000	7,008,220
5.000% due 05/13/21	4,570,000	4,520,022
5.650% due 05/01/18	6,720,000	7,091,515
7.625% due 06/01/19	10,485,000	12,157,546
Bank of America Institutional Capital A 8.070% due 12/31/26 ~	100,000	102,500
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,300,950
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,856,619
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	220,000	238,084
5.926% § ± ~	3,060,000	2,861,100
6.050% due 12/04/17 ~	170,000	180,128
Barrick North America Finance LLC 4.400% due 05/30/21 ~	2,260,000	2,252,382
BBVA US Senior SAU (Spain) 3.250% due 05/16/14	6,990,000	6,915,249
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	834,198
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	4,884,515
Citigroup Inc
3.953% due 06/15/16	2,320,000	2,376,487
5.375% due 08/09/20	3,530,000	3,688,013
5.500% due 04/11/13	8,420,000	8,941,585
5.500% due 10/15/14	710,000	772,439
6.000% due 12/13/13	8,090,000	8,799,105
6.000% due 08/15/17	3,515,000	3,851,997
6.010% due 01/15/15	5,600,000	6,165,214
6.125% due 11/21/17	100,000	110,528
6.375% due 08/12/14	1,100,000	1,216,780
8.500% due 05/22/19	610,000	756,914
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,617,227
5.000% due 10/15/19 ~	1,060,000	1,104,241
Credit Agricole SA (France)
2.625% due 01/21/14 ~	3,060,000	3,063,648
8.375% § ± ~	9,840,000	10,332,000
Ford Motor Credit Co LLC 5.000% due 05/15/18	6,770,000	6,760,292
General Electric Capital Corp
2.125% due 12/21/12	9,150,000	9,370,122
3.750% due 11/14/14	9,000,000	9,530,784
4.375% due 09/16/20	640,000	633,423
4.625% due 01/07/21	750,000	755,336
5.300% due 02/11/21	10,550,000	10,990,916
5.875% due 01/14/38	1,570,000	1,593,508
6.000% due 08/07/19	8,010,000	8,878,348
6.150% due 08/07/37	1,105,000	1,149,913
6.875% due 01/10/39	3,000,000	3,407,232
Goldman Sachs Capital II 5.793% § ±	8,875,000	7,144,375
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	5,749,188
HSBC Finance Corp 6.676% due 01/15/21 ~	1,520,000	1,561,291
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	3,024,280
ING Capital Funding Trust III 3.846% § ±	180,000	170,818
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,970,000	2,894,954
JPMorgan Chase & Co 4.250% due 10/15/20	5,650,000	5,534,294
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,896,712
Lehman Brothers Holdings Capital Trust VII 5.857% § Ψ ±	9,450,000	5,670
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	4,366,000
6.657% § ± ~	1,650,000	1,204,500
Lloyds TSB Bank PLC (United Kingdom)
5.800% due 01/13/20 ~	450,000	451,132
6.375% due 01/21/21	2,330,000	2,428,431
MetLife Inc 4.750% due 02/08/21	2,370,000	2,418,976
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	3,991,121
Morgan Stanley 5.450% due 01/09/17	5,155,000	5,439,633
NB Capital Trust IV 8.250% due 04/15/27	800,000	823,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,010,000	3,150,525
4.875% due 01/27/20 ~	1,060,000	1,099,999
4.875% due 01/14/21 ~	1,250,000	1,265,474
4.875% due 05/13/21 ~	6,220,000	5,980,860
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ Δ	2,026,000	2,357,934
Rabobank Nederland NV (Netherlands) 11.000% § ± ~	7,900,000	10,109,685
Russian Agricultural Bank OJSC (Luxembourg) 7.125% due 01/14/14 ~	2,030,000	2,202,550
Santander US Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	3,800,000	3,679,950
3.781% due 10/07/15 ~	2,750,000	2,653,142
SLM Corp 8.000% due 03/25/20	8,450,000	9,082,820
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,716,950
State Street Corp 4.956% due 03/15/18	9,430,000	10,007,069

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	$1,300,000	$1,317,945
3.150% due 07/22/15 ~	5,230,000	5,353,266
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	3,527,859
The Goldman Sachs Group Inc
3.625% due 08/01/12	640,000	658,795
4.750% due 07/15/13	190,000	200,628
5.250% due 10/15/13	930,000	998,156
5.300% due 02/14/12	180,000	184,676
5.375% due 03/15/20	870,000	899,396
5.450% due 11/01/12	1,020,000	1,078,223
5.950% due 01/15/27	3,270,000	3,213,442
6.000% due 06/15/20	5,460,000	5,881,436
6.250% due 02/01/41	7,880,000	7,971,211
6.600% due 01/15/12	410,000	422,717
6.750% due 10/01/37	2,645,000	2,653,057
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 03/16/15	4,110,000	4,267,487
5.000% due 11/12/13	980,000	999,404
5.000% due 10/01/14	3,360,000	3,317,805
6.400% due 10/21/19	2,700,000	2,776,181
7.640% § ±	3,100,000	2,425,750
7.648% § ±	690,000	624,450
UBS AG (Switzerland)
2.250% due 01/28/14	1,790,000	1,809,345
3.875% due 01/15/15	5,100,000	5,325,879
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	1,680,000	1,667,400
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,287,648
Wachovia Capital Trust III 5.570% § ±	15,760,000	14,479,500
Wells Fargo & Co 3.676% due 06/15/16	2,830,000	2,909,200
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,631,125

		380,909,260

Health Care - 1.4%

Abbott Laboratories 5.125% due 04/01/19	5,890,000	6,486,474
Biomet Inc 10.375% due 10/15/17	3,985,000	4,413,388
Giant Funding Corp 8.250% due 02/01/18 ~	810,000	848,475
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	3,997,784
HCA Inc 9.625% due 11/15/16	4,218,000	4,497,442
Medtronic Inc 4.450% due 03/15/20	2,110,000	2,208,543
Pfizer Inc
6.200% due 03/15/19	1,300,000	1,522,201
7.200% due 03/15/39	4,000,000	5,038,892
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,767,951
Tenet Healthcare Corp
8.875% due 07/01/19	1,280,000	1,419,200
10.000% due 05/01/18	1,090,000	1,243,963
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,066,874
5.700% due 10/15/40	2,010,000	1,995,361
5.800% due 03/15/36	1,160,000	1,174,542
WellPoint Inc 7.000% due 02/15/19	3,870,000	4,626,868

		44,307,958

Industrials - 2.0%

Air 2 U.S. 8.027% due 10/01/19 ~	2,372,847	2,372,847
Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	680,875
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,459,265
Caterpillar Inc 3.900% due 05/27/21	2,370,000	2,373,401
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,565,100
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,437,138
General Electric Co 5.250% due 12/06/17	5,535,000	6,136,522
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,215,200
6.750% due 09/01/16 ~	10,350,000	11,074,500
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,814,025
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,896,264
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,842,910
RailAmerica Inc 9.250% due 07/01/17	4,507,000	4,968,967
Raytheon Co 3.125% due 10/15/20	1,680,000	1,579,166
The Boeing Co 4.875% due 02/15/20	5,300,000	5,742,317
United Air Lines 2009-2A Pass-Through Trust 9.750% due 01/15/17	719,824	822,399
United Technologies Corp 4.500% due 04/15/20	3,420,000	3,625,350

		60,606,246

Information Technology - 0.2%

Freescale Semiconductor Inc 10.125% due 12/15/16	2,360,000	2,551,750
Hewlett-Packard Co 4.500% due 03/01/13	325,000	344,274
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,208,452
National Semiconductor Corp 6.600% due 06/15/17	380,000	447,553

		6,552,029

Materials - 1.8%

Ashland Inc 9.125% due 06/01/17	3,225,000	3,644,250
Ball Corp 6.750% due 09/15/20	2,880,000	3,070,800
Barrick Gold Corp (Canada) 6.950% due 04/01/19	2,470,000	2,939,290
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	6,830,000	8,181,083
CF Industries Inc 6.875% due 05/01/18	1,910,000	2,170,238
Cliffs Natural Resources Inc 6.250% due 10/01/40	4,400,000	4,356,321
Freeport-McMoRan Copper & Gold Inc 8.375% due 04/01/17	5,100,000	5,578,135
Georgia-Pacific LLC 7.770% due 06/15/15	780,000	895,284
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	677,414

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	$3,700,000	$3,648,677
2.500% due 05/20/16	1,410,000	1,413,651
4.125% due 05/20/21	1,310,000	1,302,910
6.500% due 07/15/18	1,310,000	1,531,368
9.000% due 05/01/19	3,500,000	4,642,064
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	3,931,250
Teck Resources Ltd (Canada)
9.750% due 05/15/14	134,000	162,263
10.250% due 05/15/16	178,000	212,919
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	3,112,498
8.250% due 01/17/34	1,205,000	1,480,200
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,465,320
9.500% due 07/18/18 ~	1,100,000	1,199,000

		56,614,935

Telecommunication Services - 1.5%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	2,870,249
5.625% due 11/15/17	1,500,000	1,689,723
AT&T Inc
4.450% due 05/15/21	60,000	61,138
6.300% due 01/15/38	5,375,000	5,710,819
6.400% due 05/15/38	50,000	53,811
Cricket Communications Inc 7.750% due 05/15/16	500,000	532,500
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,734,273
6.750% due 08/20/18	1,545,000	1,824,653
Qwest Corp 8.875% due 03/15/12	1,555,000	1,640,525
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	897,605
Sprint Capital Corp 8.750% due 03/15/32	3,949,000	4,294,537
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	1,880,000	1,865,674
Verizon Communications Inc
4.600% due 04/01/21	6,850,000	7,076,653
6.000% due 04/01/41	390,000	408,697
Verizon Wireless Capital LLC 8.500% due 11/15/18	9,120,000	11,853,802
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	515,000	557,275

		45,071,934

Utilities - 1.7%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/20	2,500,000	2,833,007
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,394,225
Calpine Corp 7.500% due 02/15/21 ~	1,760,000	1,804,000
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,989,753
5.200% due 08/15/19	2,300,000	2,507,377
Edison Mission Energy
7.625% due 05/15/27	5,000	3,700
7.750% due 06/15/16	3,170,000	2,868,850
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,819,302
FirstEnergy Corp 7.375% due 11/15/31	9,150,000	10,447,452
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	649,336
6.500% due 09/15/37	2,400,000	2,714,784
Pacific Gas & Electric Co 6.050% due 03/01/34	3,832,000	4,064,694
PacifiCorp 5.650% due 07/15/18	4,360,000	4,970,762
The AES Corp
8.000% due 10/15/17	550,000	585,750
8.000% due 06/01/20	5,030,000	5,382,100
9.750% due 04/15/16	990,000	1,128,600
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	1,925,401

		53,089,093

Total Corporate Bonds & Notes
(Cost $861,263,701)		910,374,383

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 1.0%

Allison Transmission Inc Term B 2.940% due 08/07/14 §	1,875,522	1,841,967
AMC Entertainment Inc Term C (Extended) 3.436% due 12/16/16 §	1,989,474	1,975,547
Caesars Entertainment Operating Co Term B2 3.247% due 01/28/15 §	1,750,000	1,574,995
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	2,662,766	2,677,030
Cengage Learning Acquisitions Inc 2.500% due 07/03/14 §	1,989,664	1,790,698
Charter Communications Operating LLC (Extended) 3.500% due 09/06/16 §	3,964,836	3,957,387
Ford Motor Co Term B1 2.940% due 12/16/13 §	493,786	494,108
Getty Images Inc 5.250% due 11/07/16 §	2,977,500	2,997,970
Gymboree Corp 5.000% due 02/23/18 §	1,990,000	1,932,254
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
2.690% due 11/23/16 §	498,276	484,199
Term B (Extended)
2.690% due 11/23/16 §	2,479,168	2,409,132
Michaels Stores Inc Term B2 4.787% due 07/31/16 §	2,048,108	2,044,523
Univision Communications Inc (Extended) 4.436% due 03/31/17 §	2,971,433	2,828,602
VML U.S. Finance LLC
Term B
4.690% due 05/27/13 §	1,861,601	1,861,401
Term B (Delayed Draw Term Loan)
4.690% due 05/25/12 §	1,075,285	1,075,170

		29,944,983

Financials - 0.2%

First Data Corp
Term B (Extended)
4.186% due 03/23/18 §	3,257,313	2,994,562
Term B2
2.936% due 09/24/14 §	3,950,601	3,666,651

		6,661,213

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.2%

Community Health Systems Inc
(Non-Extended Delayed Draw)
due 07/25/14 ¥	$69,452	$67,233
(Non-Extended)
2.504% due 07/25/14 §	1,251,833	1,211,849
Term B (Extended)
3.754% due 01/25/17 §	2,115,009	2,047,455
Grifols Inc Term B 6.000% due 06/01/17 §	1,500,000	1,508,750
HCA Inc Term B 3.496% due 11/18/13 §	1,281,282	1,274,068
MedAssets Inc 5.250% due 11/16/16 §	1,911,260	1,919,622

		8,028,977

Information Technology - 0.1%

Freescale Semiconductor Inc
Term B (Extended)
4.441% due 12/01/16 §	2,916,553	2,906,984

Materials - 0.1%

Georgia-Pacific Corp Term B 2.498% due 12/21/12 §	537,696	537,975
Graham Packaging Co LP Term C 6.750% due 04/05/14 §	1,150,410	1,155,280

		1,693,255

Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.533% due 03/13/14 §	2,500,000	2,424,220

Utilities - 0.1%

GenOn Energy Inc Term B 6.000% due 09/08/17 §	994,987	996,107
NRG Energy Inc
4.000% due 02/01/13 §	94,643	94,606
Term B (Extended)
3.628% due 08/31/15 §	630,249	631,606
Texas Competitive Electric Holdings Co LLC (Extended) 4.730% due 10/10/17 §	3,335,654	2,608,361

		4,330,680

Total Senior Loan Notes
(Cost $55,399,772)		55,990,312

MORTGAGE-BACKED SECURITIES - 47.2%

Collateralized Mortgage Obligations - Commercial - 2.1%

Americold LLC Trust 4.954% due 01/14/29 " ~	2,700,000	2,770,295
Banc of America Commercial Mortgage Inc 5.731% due 05/10/45 " §	12,080,000	13,374,917
Bear Stearns Commercial Mortgage Securities 5.720% due 09/11/38 " §	6,625,000	7,299,195
Commercial Mortgage Pass-Through Certificates 5.751% due 06/10/46 " §	5,000,000	5,541,263
Extended Stay America Trust 2.951% due 11/05/27 " ~	3,857,830	3,837,760
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	4,300,000	4,679,460
5.858% due 07/15/40 " §	6,500,000	7,057,699
5.866% due 09/15/45 " §	7,000,000	7,617,458
6.067% due 06/15/38 " §	1,575,000	1,740,901
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.307% due 09/15/21 " § ~	813,306	801,402
Merrill Lynch Mortgage Trust 5.863% due 05/12/39 " §	1,005,000	1,111,593
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	7,000,000	7,395,759
5.485% due 03/12/51 " §	2,920,000	3,103,747

		66,331,449

Collateralized Mortgage Obligations - Residential - 20.4%

Adjustable Rate Mortgage Trust
0.436% due 03/25/36 " §	1,022,167	512,286
2.688% due 07/25/35 " §	1,315,913	1,058,850
2.721% due 10/25/35 " §	10,260,000	7,281,568
American Home Mortgage Assets 0.376% due 09/25/46 " §	6,006,715	3,198,303
Banc of America Funding Corp 5.387% due 05/20/36 " §	1,928,042	1,204,539
Bear Stearns Adjustable Rate Mortgage Trust 2.816% due 10/25/36 " §	688,073	452,824
Bear Stearns Alt-A Trust 5.231% due 05/25/35 " §	2,760,374	2,417,197
Chevy Chase Mortgage Funding Corp
0.366% due 08/25/47 " § ~	1,793,381	859,337
0.386% due 01/25/36 " § ~	20,824	14,115
0.416% due 07/25/36 " § ~	275,523	171,342
0.476% due 10/25/35 " § ~	58,055	39,069
0.486% due 08/25/35 " § ~	26,259	18,510
Citigroup Mortgage Loan Trust Inc
3.242% due 02/25/36 " § ~	4,049,531	3,971,476
5.264% due 04/25/37 " §	3,374,481	2,238,921
6.500% due 10/25/36 " ~	5,425,070	3,763,664
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	9,806,498	7,183,941
Countrywide Alternative Loan Trust
0.396% due 04/25/47 " §	10,467,006	5,866,380
6.000% due 03/25/27 "	1,101,529	876,859
6.500% due 09/25/34 "	2,285,613	2,234,485
6.500% due 09/25/36 "	4,892,364	3,395,266
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	5,622,263	5,759,786
Fannie Mae
0.536% due 05/25/34 " §	3,875,959	3,896,206
2.250% due 03/25/39 "	7,935,529	7,842,116
4.000% due 04/25/40 - 07/25/40 "	37,500,000	36,765,039
6.500% due 09/25/33 - 10/25/33 "	252,629	255,474
Fannie Mae (IO)
5.000% due 01/25/38 - 01/25/39 "	12,671,029	2,547,142
5.000% due 01/25/39 " §	3,004,341	569,923
5.500% due 01/25/39 " §	2,684,925	486,717
6.314% due 10/25/40 " §	6,882,738	1,078,531
6.482% due 07/25/41 " §	10,900,000	1,742,554
Freddie Mac
0.537% due 04/15/33 " §	3,031,149	3,039,696
1.187% due 02/15/32 " §	503,906	511,014
4.000% due 12/15/38 - 12/15/39 "	22,646,417	22,529,087
5.000% due 10/15/34 "	13,273,897	14,162,849
5.500% due 07/15/34 - 06/15/41 "	14,530,565	15,928,743
Freddie Mac (IO) 7.013% due 08/15/35 " §	2,408,594	395,345
Freddie Mac Multifamily Structured Pass-Through (IO)
1.230% due 01/25/20 " §	11,615,087	765,384
1.413% due 04/25/20 " §	22,749,128	1,702,670
1.415% due 06/25/46 " §	11,300,000	1,012,955
1.569% due 02/25/18 " §	32,960,000	2,656,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
1.685% due 08/25/20 " §	$13,171,714	$1,194,007
1.842% due 06/25/20 " §	28,045,291	2,810,163
Government National Mortgage Association
0.560% due 08/20/58 " §	25,499,143	25,239,001
0.710% due 03/20/61 " §	3,672,642	3,662,183
4.500% due 07/20/39 - 07/01/41 "	87,400,000	91,965,487
5.000% due 11/20/36 - 07/01/41 "	132,300,156	137,559,526
Government National Mortgage Association (IO)
4.609% due 08/20/35 " §	4,479,681	592,773
5.205% due 06/20/41 " §	5,600,000	860,125
5.214% due 09/20/40 " §	2,573,552	388,905
5.814% due 10/20/39 - 01/20/41 " §	15,977,167	2,731,448
5.815% due 03/16/41 " §	1,464,269	260,390
5.864% due 09/20/40 - 11/20/40 " §	6,809,763	1,151,830
5.914% due 07/20/35 - 06/20/39 " §	9,385,559	1,549,771
5.944% due 02/16/36 " §	9,300,078	1,594,957
5.964% due 07/16/38 " §	1,785,673	235,891
5.994% due 09/20/40 " §	3,572,854	605,597
6.064% due 11/16/35 " §	5,295,767	811,238
6.065% due 11/16/37 " §	3,708,746	521,305
6.114% due 07/20/34 - 09/20/35 " §	7,540,413	1,059,855
6.214% due 05/16/37 " §	4,493,728	644,286
6.264% due 03/16/34 " §	2,033,821	265,047
6.314% due 03/20/39 - 07/16/40 " §	9,526,060	1,627,738
6.364% due 04/16/34 - 12/20/38 " §	12,214,933	1,870,865
6.384% due 07/20/40 " §	1,485,650	290,816
6.444% due 11/20/38 " §	1,993,014	371,852
6.464% due 01/20/40 " §	1,776,158	325,740
6.514% due 12/16/36 - 08/20/39 " §	12,974,808	2,311,856
6.564% due 02/20/35 " §	2,562,631	423,170
6.565% due 04/16/39 " §	2,219,127	349,839
6.614% due 02/20/35 - 08/16/36 " §	6,902,360	1,254,051
7.814% due 12/20/32 " §	2,436,012	387,859
Greenpoint Mortgage Funding Trust 0.366% due 01/25/37 " §	3,115,145	1,841,591
GSMPS Mortgage Loan Trust
0.536% due 03/25/35 " § ~	2,286,791	1,954,444
0.536% due 09/25/35 " § ~	6,606,200	5,588,868
GSR Mortgage Loan Trust
2.754% due 05/25/35 " §	1,545,295	1,055,856
2.782% due 07/25/35 " §	1,000,000	799,744
Homestar Mortgage Acceptance Corp 0.736% due 01/25/35 " §	3,072,939	2,960,396
IndyMac Index Mortgage Loan Trust
0.426% due 06/25/37 " §	5,809,553	3,764,895
0.446% due 06/25/35 " §	4,239,047	2,793,210
JPMorgan Mortgage Trust 3.141% due 08/25/35 " §	2,400,000	1,823,329
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,891,825	1,510,399
MASTR Adjustable Rate Mortgages Trust 2.796% due 04/21/34 " §	7,418,966	7,258,516
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	3,109,471	3,194,923
Merrill Lynch Mortgage Investors Inc 2.624% due 06/25/35 " §	4,000,000	3,281,312
Morgan Stanley Mortgage Loan Trust
0.466% due 02/25/36 " §	7,918,699	4,688,974
2.609% due 07/25/35 " §	3,473,741	2,498,193
2.788% due 07/25/34 " §	1,913,756	1,682,502
NCUA Guaranteed Notes 2.900% due 10/29/20 "	410,000	409,559
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	4,239,551	4,342,048
RAAC Series 6.000% due 09/25/34 "	2,004,363	1,948,969
RBSSP Resecuritization Trust 3.301% due 12/26/35 " § ~	2,497,120	2,521,980
Residential Asset Securitization Trust
0.686% due 07/25/36 " §	1,340,388	631,271
6.000% due 08/25/36 "	3,569,962	2,788,160
Sequoia Mortgage Trust 0.386% due 07/20/36 " §	8,150,809	6,440,036
Structured Adjustable Rate Mortgage Loan Trust
0.486% due 08/25/37 " §	1,923,409	1,306,808
2.542% due 05/25/34 " §	2,648,329	2,405,953
5.608% due 05/25/36 " §	6,763,151	5,404,028
5.673% due 05/25/36 " §	10,205,825	7,904,161
Thornburg Mortgage Securities Trust 0.296% due 11/25/46 " §	1,359,024	1,342,491
Wachovia Mortgage Loan Trust LLC
0.266% due 01/25/37 " §	842,624	460,525
0.366% due 01/25/37 " §	1,954,887	1,076,754
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.416% due 12/25/36 " §	2,509,995	1,492,080
6.000% due 07/25/36 "	1,841,563	1,139,155
Washington Mutual Mortgage Pass-Through Certificates
0.456% due 12/25/45 " §	2,303,491	1,865,871
0.476% due 10/25/45 " §	6,553,356	5,405,558
0.506% due 08/25/45 " §	8,342,535	6,859,904
0.738% due 07/25/44 " §	946,380	709,569
2.581% due 02/25/33 " §	1,995,811	1,876,302
2.708% due 10/25/33 " §	7,507,681	7,380,677
2.714% due 09/25/33 " §	806,506	775,265
5.272% due 06/25/37 " §	8,426,698	6,123,180
5.387% due 11/25/36 " §	5,650,000	4,192,314
5.565% due 08/25/46 " §	2,800,000	1,965,300
5.603% due 07/25/37 " §	12,742,902	9,931,136
5.684% due 05/25/37 " §	20,518,109	17,995,633
5.686% due 10/25/36 " §	3,094,165	2,543,945
Wells Fargo Mortgage Loan Trust 3.141% due 08/27/35 " § ~	6,608,575	6,357,383
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	7,390,288	6,971,588
6.000% due 08/25/37 "	5,595,320	5,286,892
38.665% due 07/25/37 " §	1,249,169	2,007,210

		631,882,722

Fannie Mae - 15.6%

3.500% due 07/01/41 "	2,800,000	2,675,313
4.500% due 04/01/23 - 07/01/41 "	133,187,006	138,042,847
5.000% due 07/01/41 "	77,400,000	82,213,351
5.500% due 08/01/38 - 07/01/41 "	192,816,602	208,653,806
6.000% due 07/01/41 "	28,800,000	31,635,014
6.500% due 07/01/37 - 07/01/41 "	19,065,767	21,603,693

		484,824,024

Freddie Mac - 2.7%

3.500% due 07/01/26 - 07/01/41 "	14,700,000	14,092,887
4.000% due 07/01/41 "	1,000,000	998,438
4.500% due 09/01/40 "	14,432,572	14,926,292
5.000% due 12/01/35 "	9,602,783	10,240,371
5.379% due 06/01/37 " §	473,836	509,328
5.437% due 07/01/37 " §	870,937	937,968
5.460% due 06/01/37 " §	3,861,313	4,159,579
5.500% due 08/01/37 - 07/01/41 "	31,634,860	34,242,812
5.542% due 06/01/37 " §	504,823	545,079
5.839% due 11/01/36 " §	1,533,252	1,627,861
5.951% due 01/01/37 " §	449,674	483,927

		82,764,542

Government National Mortgage Association - 6.4%

0.882% due 08/20/60 " §	1,258,538	1,251,622
4.000% due 07/01/41 "	3,300,000	3,359,813
4.500% due 11/20/40 - 07/01/41 "	138,981,264	146,622,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.500% due 07/01/41 "	$6,600,000	$7,254,845
6.000% due 07/01/41 "	31,000,000	34,335,037
6.500% due 10/20/37 "	4,602,031	5,202,691

		198,026,606

Total Mortgage-Backed Securities
(Cost $1,469,122,364)		1,463,829,343

ASSET-BACKED SECURITIES - 5.2%

ACE Securities Corp 0.966% due 04/25/34 " §	2,933,663	2,233,996
Aegis Asset-Backed Securities Trust 1.206% due 04/25/34 " §	2,212,558	1,832,572
AESOP Funding II LLC
3.150% due 03/20/17 " ~	2,210,000	2,234,937
4.640% due 05/20/16 " ~	1,890,000	2,034,207
Ameriquest Mortgage Securities Inc 0.531% due 04/25/34 " §	2,807,703	2,350,186
Argent Securities Inc 0.786% due 10/25/34 " §	6,950,000	5,725,236
Asset-Backed Funding Certificates 0.626% due 06/25/35 " §	4,730,000	4,230,942
Asset-Backed Securities Corp Home Equity
0.606% due 05/25/35 " §	962,828	942,197
0.716% due 06/25/34 " §	3,396,683	3,178,903
Bear Stearns Asset-Backed Securities Trust 0.756% due 09/25/34 " §	1,867,668	1,678,650
Citigroup Mortgage Loan Trust Inc
0.256% due 05/25/37 " §	1,906,720	1,707,637
0.336% due 08/25/36 " §	1,098,316	752,877
0.616% due 07/25/35 " §	1,455,000	1,268,318
Countrywide Asset-Backed Certificates 0.246% due 11/25/37 " §	4,938,803	4,772,743
Countrywide Home Equity Loan Trust 0.337% due 11/15/36 " §	334,934	262,102
Credit-Based Asset Servicing & Securitization LLC 0.966% due 07/25/33 " §	1,634,812	1,206,892
Education Funding Capital Trust I
1.450% due 06/15/43 " §	3,900,000	3,609,938
2.430% due 12/15/42 " §	4,450,000	4,219,156
Greenpoint Manufactured Housing
2.195% due 11/22/31 " §	2,150,000	1,781,717
2.253% due 08/21/31 " §	10,775,000	8,371,387
3.109% due 03/18/29 " §	2,900,000	2,412,553
3.686% due 11/17/31 " §	4,975,000	4,921,641
3.689% due 03/13/32 " §	3,175,000	2,503,548
3.690% due 02/20/32 " §	2,275,000	1,852,369
3.695% due 02/20/30 " §	1,450,000	1,200,570
3.696% due 06/19/29 " §	1,425,000	1,177,772
7.270% due 06/15/29 "	4,720,000	4,248,017
GSAA Trust 0.346% due 07/25/36 " §	3,226,098	1,518,999
GSAMP Trust 0.736% due 03/25/34 " §	7,153,855	6,950,539
Helios Finance LP CDO (Cayman) 0.886% due 10/20/14 " § ~ Δ	581,269	578,748
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,708,048
Home Equity Asset Trust 0.616% due 02/25/36 " § Δ	2,000,000	1,137,981
KeyCorp Student Loan Trust 0.534% due 10/25/32 " §	2,716,971	2,542,989
Nelnet Education Loan Funding Inc
0.434% due 01/25/37 " §	5,200,000	4,958,255
1.090% due 02/25/39 " §	3,650,000	3,326,643
North Carolina State Education Assistance Authority 1.174% due 07/25/41 " §	5,808,488	5,671,001
NorthStar Education Finance Inc 0.506% due 01/29/46 " §	3,050,000	2,502,906
Novastar Home Equity Loan 1.246% due 12/25/33 " §	2,814,351	2,502,354
Option One Mortgage Loan Trust 0.276% due 04/25/37 " §	294,404	289,902
Origen Manufactured Housing
3.697% due 04/15/37 " §	12,700,000	8,309,030
3.697% due 10/15/37 " §	12,100,000	8,100,197
PAMCO CLO 7.910% due 08/06/11 "	2,549,959	968,987
Park Place Securities Inc
0.806% due 10/25/34 " §	1,103,428	1,058,011
0.866% due 12/25/34 " §	7,413,161	6,993,620
0.886% due 12/25/34 " §	3,775,876	3,625,336
Residential Asset Mortgage Products Inc
0.596% due 11/25/35 " § Δ	2,000,000	1,526,841
5.350% due 02/25/33 " §	2,870,458	2,262,463
Residential Asset Securities Corp
0.336% due 06/25/36 " §	4,878,878	4,421,122
0.596% due 11/25/35 " § Δ	3,820,000	2,182,099
Saxon Asset Securities Trust 0.646% due 05/25/35 " §	2,904,228	2,178,467
SLM Student Loan Trust
0.384% due 01/25/27 " §	4,100,000	3,892,759
0.537% due 12/15/25 " § ~	3,900,000	3,773,375
Structured Asset Investment Loan Trust 1.186% due 10/25/33 " §	1,200,000	1,010,321
Washington Mutual Asset-Backed Certificates 0.276% due 05/25/47 " §	848,798	835,449
Wells Fargo Home Equity Trust 0.596% due 11/25/35 " §	2,950,000	2,584,747

Total Asset-Backed Securities
(Cost $166,149,356)		162,122,252

U.S. GOVERNMENT AGENCY ISSUES - 5.1%

Fannie Mae
0.000% due 10/09/19	8,290,000	5,810,776
1.125% due 06/27/14	12,240,000	12,313,354
1.250% due 02/27/14	3,110,000	3,150,228
2.375% due 04/11/16	3,070,000	3,136,020
4.375% due 10/15/15	35,060,000	38,875,089
5.625% due 07/15/37	3,345,000	3,782,105
6.625% due 11/15/30	3,540,000	4,481,502
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,504,314
Federal Home Loan Bank
0.240% due 10/28/11	28,040,000	28,055,030
0.350% due 07/20/12	25,700,000	25,679,620
Financing Corp Strips
0.000% due 11/02/18	7,190,000	5,792,329
0.000% due 12/06/18	5,350,000	4,288,795
0.000% due 12/27/18	5,779,000	4,618,987
0.000% due 09/26/19	5,315,000	4,076,504
Freddie Mac 2.500% due 05/27/16	2,600,000	2,668,346
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,115,284

Total U.S. Government Agency Issues
(Cost $154,535,786)		158,348,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Bonds - 1.1%

4.375% due 11/15/39	$6,750,000	$6,755,272
4.375% due 05/15/41	18,260,000	18,237,102
4.750% due 02/15/41	8,600,000	9,142,875

		34,135,249

U.S. Treasury Inflation Protected Securities - 2.6%

1.250% due 07/15/20 ∧	32,550,564	34,424,760
2.125% due 02/15/40 ∧	9,956,054	10,828,762
2.500% due 01/15/29 ∧ ‡	12,714,343	14,788,371
3.875% due 04/15/29 ∧ ‡	15,702,459	21,531,996

		81,573,889

U.S. Treasury Notes - 1.2%

0.500% due 05/31/13	130,000	130,132
1.750% due 05/31/16	5,190,000	5,196,109
3.125% due 05/15/21	31,550,000	31,441,657

		36,767,898

U.S. Treasury Strips - 1.3%

0.000% due 02/15/25	66,370,000	38,300,070

Total U.S. Treasury Obligations
(Cost $183,044,493)		190,777,106

FOREIGN GOVERNMENT BONDS & NOTES - 2.7%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 2,656,000	1,611,235
10.000% due 01/01/17	58,306,000	33,880,170
Malaysia Government Bond (Malaysia)
3.835% due 08/12/15	MYR 25,480,000	8,581,355
4.262% due 09/15/16	5,325,000	1,824,227
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 180,230,000	16,552,929
10.000% due 12/05/24	14,760,000	1,556,717
Poland Government Bond (Poland) 5.500% due 04/25/15	PLN 40,935,000	15,147,472
Russian Foreign Bond (Russia) 7.500% due 03/31/30 ~	$4,195,250	4,955,639

Total Foreign Government Bonds & Notes
(Cost $79,806,653)		84,109,744

MUNICIPAL BONDS - 1.4%

Bay Area Toll Authority CA Bridge Revenue 5.000% due 04/01/34	1,320,000	1,334,942
Birmingham Commercial Development Authority AL 5.500% due 04/01/41	270,000	273,486
Chicago O’Hare International Airport Revenue IL ‘A’ 5.625% due 01/01/35	400,000	409,292
Chicago O’Hare International Airport Revenue IL ‘C’ 5.500% due 01/01/31	800,000	818,992
Cincinnati Student Loan Funding Corp OH ‘A’ 0.228% due 09/01/47 §	8,150,000	7,614,561
Clark County NV ‘A’ 5.250% due 07/01/39	480,000	474,446
Los Angeles Department of Airports CA 5.250% due 05/15/39	500,000	511,595
Los Angeles Department of Water & Power CA 6.574% due 07/01/45	2,020,000	2,266,400
Metropolitan Atlanta Rapid Transit Authority GA 5.000% due 07/01/39	410,000	406,941
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	717,258
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,320,000	1,266,751
New York Liberty Development Corp 5.250% due 10/01/35	1,620,000	1,606,700
Pennsylvania Higher Education Assistance Agency
0.196% due 05/01/46 §	18,025,000	15,967,698
0.349% due 05/01/46 §	850,000	764,164
San Mateo County Community College District CA 5.000% due 09/01/38	180,000	180,799
State of California 7.300% due 10/01/39	2,100,000	2,330,454
State of Illinois
5.665% due 03/01/18	2,900,000	3,011,128
5.877% due 03/01/19	3,010,000	3,096,899

Total Municipal Bonds
(Cost $42,024,526)		43,052,506

PURCHASED OPTIONS - 0.0%
(See Note (i) in Notes to Schedule of Investments)
(Cost $689,076)		608,859

SHORT-TERM INVESTMENTS - 22.5%

Commercial Paper - 0.7%

Inter-American Development Bank
(Multi-National)
0.000% due 08/02/11	23,000,000	22,999,793

U.S. Treasury Bills - 1.6%

0.060% due 09/01/11	50,000,000	49,998,950

U.S. Government Agency Issues - 16.2%

Fannie Mae
0.101% due 12/07/11	37,000,000	36,986,939
0.152% due 01/17/12	50,000,000	49,972,250
Federal Home Loan Bank 0.132% due 02/23/12	140,000,000	139,898,640
Freddie Mac
0.051% due 10/05/11	27,000,000	26,997,840
0.061% due 08/18/11	60,000,000	59,995,200
0.086% due 10/12/11	25,000,000	24,997,850
0.112% due 12/15/11	37,000,000	36,986,273
0.112% due 01/10/12 ‡	2,549,000	2,547,634
0.132% due 02/07/12	100,000,000	99,932,500
0.213% due 07/13/11	25,000,000	24,998,250

		503,313,376

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 4.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $10,579,709; collateralized by Fannie Mae: 0.750% due 10/25/13 and value $2,483,081; and Freddie Mac: 1.000% - 5.000% due 11/08/13 - 04/08/30 and value $8,311,125)	$10,579,706	$10,579,706
The Goldman Sachs Group Inc 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $115,000,032; collateralized by Freddie Mac: 0.850% due 02/08/13 and value $117,318,675)	115,000,000	115,000,000

		125,579,706

Total Short-Term Investments
(Cost $701,825,350)		701,891,825

TOTAL INVESTMENTS - 121.5%
(Cost $3,713,861,077)		3,771,104,613

OTHER ASSETS & LIABILITIES, NET - (21.5%)		(667,206,019)

NET ASSETS - 100.0%		$3,103,898,594

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	47.2%
Corporate Bonds & Notes	29.4%
Short-Term Investments	22.5%
U.S. Treasury Obligations	6.2%
Asset-Backed Securities	5.2%
U.S. Government Agency Issues	5.1%
Foreign Government Bonds & Notes	2.7%
Senior Loan Notes	1.8%
Municipal Bonds	1.4%

121.5%
Other Assets & Liabilities, Net	(21.5%)

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	59.4%
A-1 (Short-Term Debt only)	3.3%
AA	4.9%
A	11.6%
BBB	7.5%
BB	3.8%
B	2.6%
CCC	0.4%
CC	1.4%
C	0.5%
D	0.8%
Not Rated	3.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $5,670 or less than 0.1% of the net assets were in default as of June 30, 2011.

(e)	As of June 30, 2011, 0.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2011, investments with a total aggregate value of $6,630,627 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(g)	Open futures contracts outstanding as of June 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
3-Month Euribor (09/11)	525	EUR 525,000,000	$234,448
3-Month Euribor (03/12)	86	86,000,000	143,214
Eurodollar (03/12)	215	$215,000,000	4,676
U.S. Treasury 2-Year Notes (09/11)	121	24,200,000	28,185
U.S. Treasury 30-Year Bonds (09/11)	1,464	146,400,000	(2,414,680)

			(2,004,157)

Short Futures Outstanding
Eurodollar (03/13)	215	215,000,000	34,776
U.S. Treasury 5-Year Notes (09/11)	2,657	265,700,000	212,677
U.S. Treasury 10-Year Notes (09/11)	1,934	193,400,000	2,553,308
U.S. Treasury 30-Year Bonds (09/11)	529	52,900,000	485,140

			3,285,901

Total Futures Contracts			$1,281,744

(h)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	22,643,240	08/11	CIT	$813,296
Sell	EUR	20,900,000	08/11	CIT	(806,577)
Sell	EUR	20,612,000	08/11	MSC	25,102
Sell	JPY	1,374,890,000	08/11	CIT	68,511
Sell	JPY	1,083,500,000	08/11	JPM	(140,350)

Total Forward Foreign Currency Contracts					($40,018)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(i)	Purchased options outstanding as of June 30, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Cost	Value
Call - OTC Dow Jones CDX IG15 5Y Index	0.900%	07/20/11	BNP	$169,100,000	$329,745	$204,456

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (07/11)	$123.50	07/22/11	MER	435	$196,414	$169,922
Call - CBOT 10-Year U.S. Treasury Note Futures (08/11)	124.00	08/26/11	MER	218	60,661	153,281

					257,075	323,203

Put - CME Midcurve 1-Year Futures (09/11)	99.00	09/16/11	ADV	448	102,256	81,200

					$359,331	$404,403

Total Purchased Options					$689,076	$608,859

(j)	Transactions in written options for the period ended June 30, 2011 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2010	1,693	-	$857,398
Call Options Written	1,925	-	1,148,113
Put Options Written	2,527	169,100,000	1,501,935
Call Options Expired	(1,154)	-	(508,662)
Put Options Expired	(932)	-	(637,396)
Call Options Closed	(902)	-	(598,375)
Put Options Closed	(808)	-	(417,787)

Outstanding, June 30, 2011	2,349	169,100,000	$1,345,226

(k)	Premiums received and value of written options outstanding as of June 30, 2011 were as follows:

Credit Default Swaptions – Sell Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Put - OTC Dow Jones CDX IG15 5Y Index	1.000%	07/20/11	BNP	$169,100,000	$329,745	($149,473)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CBOT 10-year U.S. Treasury Note Futures (07/11)	$125.50	07/22/11	MER	145	$56,170	($9,062)
Call - CBOT 10-year U.S. Treasury Note Futures (08/11)	125.50	08/26/11	MER	145	124,138	(45,313)
Call - CME Eurodollar Futures (03/12)	99.25	03/19/12	ADV	177	125,537	(154,875)
Call - CME Eurodollar Futures (03/12)	99.38	03/19/12	ADV	254	140,612	(157,163)
Call - CME Eurodollar Futures (03/12)	99.50	03/19/12	ADV	302	103,281	(117,025)

					549,738	(483,438)

Put - CBOT 10-year U.S. Treasury Note Futures (08/11)	121.50	08/26/11	GSC	145	92,419	(154,063)
Put - CME Midcurve 1-Year Futures (09/11)	98.25	09/16/11	ADV	448	50,744	(8,400)
Put - CME Eurodollar Futures (03/12)	99.25	03/19/12	ADV	177	96,775	(37,612)
Put - CME Eurodollar Futures (03/12)	99.38	03/19/12	ADV	254	100,774	(68,262)
Put - CME Eurodollar Futures (03/12)	99.50	03/19/12	ADV	302	125,031	(105,700)

					465,743	(374,037)

					$1,015,481	($857,475)

Total Written Options					$1,345,226	($1,006,948)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(l)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (2)	Value (3)	(Received)	Appreciation
Dow Jones CDX AIG16 1YR	1.000%	06/20/16	BNP	$169,100,000	($682,820)	($780,932)	$98,112

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	$63,120,000	($5,016,545)	$-	($5,016,545)

Total Return Swaps

						Upfront
						Premiums	Unrealized
		Counter-	Expiration	Notional		Paid	Appreciation
Receive Total Return	Pay	party	Date	Amount	Value	(Received)	(Depreciation)
Interest from Fannie Mae 30-Year IO 5.500%	1-Month USD-LIBOR	BRC	01/12/39	$10,258,744	$23,208	($30,143)	$53,351
Interest from Fannie Mae 30-Year IO 6.000%	1-Month USD-LIBOR	GSC	01/12/39	5,860,150	(7,258)	68,362	(75,620)
Interest from Fannie Mae 30-Year IO 4.500%	1-Month USD-LIBOR	BRC	01/12/40	4,275,879	27,562	16,040	11,522
Interest from Fannie Mae 30-Year IO 5.500%	1-Month USD-LIBOR	BRC	01/12/40	6,131,449	39,524	(50,870)	90,394
Interest from Fannie Mae 30-Year IO 4.500%	1-Month USD-LIBOR	GSC	01/12/40	734,160	4,732	5,153	(421)
Interest from Fannie Mae 30-Year IO 4.500%	1-Month USD-LIBOR	BRC	01/12/41	8,640,798	58,381	(46,023)	104,404
Interest from Fannie Mae 30-Year IO 5.000%	1-Month USD-LIBOR	BOA	01/12/41	5,352,881	40,012	(17,081)	57,093
Interest from Fannie Mae 30-Year IO 5.000%	1-Month USD-LIBOR	BRC	01/12/41	8,386,180	62,685	(13,657)	76,342

					$248,846	($68,219)	$317,065

Total Swap Agreements					($5,450,519)	($849,151)	($4,601,368)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$910,374,383	$-	$907,179,137	$3,195,246
	Senior Loan Notes	55,990,312	-	55,990,312	-
	Mortgage-Backed Securities	1,463,829,343	-	1,432,663,582	31,165,761
	Asset-Backed Securities	162,122,252	-	157,826,622	4,295,630
	U.S. Government Agency Issues	158,348,283	-	158,348,283	-
	U.S. Treasury Obligations	190,777,106	-	190,777,106	-
	Foreign Government Bonds & Notes	84,109,744	-	84,109,744	-
	Municipal Bonds	43,052,506	-	18,706,083	24,346,423
	Short-Term Investments	701,891,825	-	701,891,825	-
	Derivatives:
	Credit Contracts
	Purchased Options	204,456	-	204,456	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	906,909	-	906,909	-
	Interest Rate Contracts
	Futures	3,696,424	3,696,424	-	-
	Purchased Options	404,403	404,403	-	-
	Swaps	256,104	-	256,104	-

	Total Interest Rate Contracts	4,356,931	4,100,827	256,104	-

	Total Assets - Derivatives	5,468,296	4,100,827	1,367,469	-

	Total Assets	3,775,964,050	4,100,827	3,708,860,163	63,003,060

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(149,473)	-	(149,473)	-
	Swaps	(682,820)	-	(682,820)	-

	Total Credit Contracts	(832,293)	-	(832,293)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(946,927)	-	(946,927)	-
	Interest Rate Contracts
	Futures	(2,414,680)	(2,414,680)	-	-
	Written Options	(857,475)	(857,475)	-	-
	Swaps	(5,023,803)	-	(5,023,803)	-

	Total Interest Rate Contracts	(8,295,958)	(3,272,155)	(5,023,803)	-

	Total Liabilities - Derivatives	(10,075,178)	(3,272,155)	(6,803,023)	-

	Total Liabilities	(10,075,178)	(3,272,155)	(6,803,023)	-

	Total	$3,765,888,872	$828,672	$3,702,057,140	$63,003,060

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

					Derivatives
					Interest
	Corporate	Mortgage-Backed	Asset-Backed	Municipal	Rate Contracts
	Bonds & Notes	Securities	Securities	Bonds	Swaps	Total
Value, Beginning of Period	$-	$5,758,655	$19,187,141	$17,732,124	$14,263	$42,692,183
Purchases	2,390,643	4,721,730	-	7,538,749	-	14,651,122
Sales	-	(601,260)	(8,498,053)	(1,075,000)	(5,265)	(10,179,578)
Accrued Discounts (Premiums)	-	5,501	1,295,731	27,432	-	1,328,664
Net Realized Gains (Losses)	-	6,912	160,060	121,059	(427,986)	(139,955)
Change in Net Unrealized Appreciation (Depreciation)	(17,796)	6,698	(548,439)	2,059	418,988	(138,490)
Transfers In	822,399	25,239,001	-	-	-	26,061,400
Transfers Out	-	(3,971,476)	(7,300,810)	-	-	(11,272,286)

Value, End of Period	$3,195,246	$31,165,761	$4,295,630	$24,346,423	$-	$63,003,060

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($17,796)	($26,600)	($797,632)	$2,059	$-	($839,969)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.4%

Consumer Discretionary - 0.4%

Euramax Holdings Inc ‘A’ * ◊	947	$303,168
Metro-Goldwyn-Mayer Studios Inc * ◊	178,408	4,024,581

		4,327,749

Total Common Stocks
(Cost $4,342,094)		4,327,749

	Principal
	Amount

SENIOR LOAN NOTES - 98.3%

Consumer Discretionary - 35.7%

1-800 Contacts Inc 7.700% due 03/04/15 §	$1,804,250	1,808,761
Acosta Inc 4.750% due 03/01/18 §	1,625,000	1,624,594
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,412,875	2,427,943
Affinion Group Inc Term B 5.000% due 10/10/16 §	4,156,490	4,159,088
Alliance Laundry Systems LLC Term B 6.250% due 09/30/16 §	933,333	941,889
Allied Security Holdings LLC (1st Lien) 5.000% due 02/03/17 §	723,188	727,255
Allison Transmission Inc Term B 2.940% due 08/07/14 §	8,576,513	8,423,070
AMC Entertainment Inc Term C (Extended) 3.436% due 12/16/16 §	1,973,890	1,960,073
AMC Networks Inc Term B due 07/16/18 ¥	1,750,000	1,754,375
Ameristar Casinos Inc Term B 4.000% due 04/13/18 §	1,321,688	1,327,837
Amscan Holdings Inc Term B 6.750% due 12/04/17 §	2,009,813	2,019,234
ARAMARK Corp
2.121% due 01/27/14 §	2,105,790	2,063,674
(Extended Letter of Credit)
3.436% due 07/26/16 §	307,355	306,312
(Synthetic Letter of Credit)
3.730% due 01/27/14 §	169,638	166,246
Term B (Extended)
3.496% due 07/26/16 §	4,673,529	4,657,672
Ascend Learning LLC Term B 7.010% due 12/06/16 §	1,442,751	1,441,549
Asurion Corp
(1st Lien)
due 05/24/18 ¥	500,000	494,124
5.500% due 05/24/18 §	7,375,000	7,288,329
(2nd Lien)
9.000% due 05/24/19 §	500,000	503,203
Atlantic Broadband Finance LLC Term B 4.000% due 03/08/16 §	1,726,506	1,732,974
BARBRI Term B due 06/16/17 ¥	950,000	947,625
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,616,875	1,619,632
Brickman Group Holdings Inc Term B 7.250% due 10/14/16 §	2,512,375	2,549,669
Burger King Corp Term B 4.500% due 10/19/16 §	6,691,375	6,683,586
Caesars Entertainment Operating Co
Term B1
3.274% due 01/28/15 §	4,000,000	3,603,736
Term B3
3.274% due 01/28/15 §	2,467,111	2,221,163
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,650,282	1,659,123
Catalina Marketing Corp 2.936% due 10/01/14 §	10,004,398	9,879,343
Cedar Fair LP Term B 4.000% due 12/15/17 §	1,959,621	1,967,949
Cengage Learning Acquisitions Inc 2.500% due 07/03/14 §	5,335,117	4,801,605
Cequel Communications LLC 2.190% due 11/05/13 §	11,857,125	11,779,318
Charter Communications Operating LLC (Extended) 3.500% due 09/06/16 §	9,874,687	9,856,132
Chrysler Group LLC
due 05/24/17 ¥	1,500,000	1,465,001
6.000% due 05/24/17 §	4,100,000	4,004,335
Cinedigm Digital Funding I LLC 5.250% due 04/29/16 §	962,379	956,965
Cinemark USA Inc (Extended) 3.469% due 04/29/16 §	2,962,406	2,977,473
ClubCorp Operations Inc Term B 6.000% due 11/09/16 §	2,317,116	2,321,460
Dave & Buster’s Inc 5.500% due 05/12/16 §	1,980,000	1,988,662
Delphi Corp Term B 3.500% due 03/31/17 §	2,480,263	2,493,689
Denny’s Inc Term B 5.250% due 02/24/17 §	1,796,667	1,805,066
DineEquity Inc Term B 4.250% due 10/19/17 §	2,027,898	2,030,976
Dollar General Corp Tranche B2 2.936% due 07/07/14 §	4,524,587	4,526,840
Dunkin’ Brands Inc Term B (Add on) 4.250% due 11/23/17 §	6,898,959	6,897,883
Education Management LLC Term C 2.000% due 06/03/13 §	5,251,760	5,178,088
Entercom Communication LLC Term A 1.362% due 06/30/12 §	4,505,292	4,403,923
Federal-Mogul Corp
Term B
2.128% due 12/29/14 §	10,983,992	10,419,097
Term C
2.128% due 12/28/15 §	5,700,292	5,407,132
Ford Motor Co Term B1 2.940% due 12/16/13 §	3,990,669	3,993,267
FoxCo Acquisition Sub LLC Term B 4.750% due 07/14/15 §	1,143,675	1,145,105
FTD Inc 4.750% due 06/06/18 §	1,670,813	1,668,682
General Nutrition Centers Inc Term B 4.250% due 03/02/18 §	6,637,500	6,650,742
Getty Images Inc 5.250% due 11/07/16 §	2,481,250	2,498,309
Harbor Freight Tools USA Inc (1st Lien) 6.500% due 12/22/17 §	2,363,125	2,409,402
HHI Holdings LLC Term B 7.002% due 03/21/17 §	648,375	649,996
InfoGroup Inc 5.750% due 05/22/18 §	1,321,688	1,318,383
Insight Midwest Holdings LLC (Initial Term Loan) 1.983% due 04/07/14 §	1,379,012	1,357,835
Instant Web Inc
(Delayed Draw Term Loan)
3.561% due 08/07/14 §	211,304	192,991
Term B
3.561% due 08/07/14 §	2,027,071	1,851,391
Interactive Data Corp Term B 4.750% due 02/12/18 §	3,880,400	3,888,583

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

Isle of Capri Casinos Inc Term B 4.750% due 11/01/13 §	$1,197,000	$1,204,221
J.Crew Operating Corp Term B 4.750% due 03/07/18 §	4,225,000	4,068,941
Jo-Ann Stores Inc
due 03/16/18 ¥	1,000,000	987,500
4.750% due 03/16/18 §	2,800,000	2,765,000
KAR Auction Services Inc Term B 5.000% due 05/19/17 §	3,675,000	3,689,355
Language Line LLC Term B 6.250% due 06/20/16 §	2,762,188	2,774,273
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
2.690% due 11/23/16 §	698,914	679,170
Term B (Extended)
2.690% due 11/23/16 §	3,458,913	3,357,788
Laureate Education Inc (Extended) due 08/15/18 ¥	3,000,000	2,913,750
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,110,625	3,113,521
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	863,510	831,668
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,960,000	3,935,218
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,942,481	5,917,226
Michaels Stores Inc
Term B1
2.537% due 10/31/13 §	6,480,355	6,382,780
Term B2
4.787% due 07/31/16 §	7,805,554	7,791,894
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,985,000	1,991,513
Miramax Films NY LLC (1st Lien) 7.750% due 05/20/16 §	1,230,000	1,248,450
National Bedding LLC (Extended 1st Lien Term Loan) 3.756% due 11/28/13 §	4,457,374	4,426,730
Nelson Education Ltd 2.746% due 07/03/14 §	2,346,631	2,041,569
Nexstar Broadcasting Group Inc Term B 5.000% due 09/30/16 §	997,490	996,243
Orbitz Worldwide Inc 3.225% due 07/25/14 §	2,879,225	2,657,884
OSI Restaurant Partners LLC
(Revolving Letter of Credit)
4.035% due 06/14/13 §	674,611	647,439
Term B
2.500% due 06/14/14 §	6,938,042	6,658,591
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,108,750	3,105,837
Phillips-Van Heusen Corp Term B1 3.500% due 05/06/16 §	1,744,288	1,750,984
Pilot Travel Centers LLC Term B 4.250% due 03/30/18 §	2,350,000	2,361,017
Protection One Alarm Monitoring Inc Term B 6.000% due 05/16/16 §	4,526,923	4,543,899
QCE LLC Term B (1st Lien) 4.940% due 05/05/13 §	986,120	904,628
Raycom TV Broadcasting Inc Term B 4.500% due 05/31/17 §	1,125,000	1,126,406
RE/MAX International Inc 5.500% due 04/15/16 §	1,841,665	1,847,420
Regal Cinemas Inc Term B 3.496% due 08/23/17 §	6,368,000	6,374,253
RGIS Holdings LLC
(Delayed Draw Term Loan)
2.746% due 04/30/14 §	100,287	98,281
Term B
2.746% due 04/30/14 §	2,005,733	1,965,618
Sabre Inc Term B 2.210% due 09/30/14 §	13,918,120	12,455,854
Sagittarius Restaurants LLC Term B 7.516% due 05/18/15 §	1,040,000	1,040,000
Savers Inc Term B 4.250% due 03/03/17 §	2,541,458	2,550,460
SeaWorld Parks & Entertainment Inc
Term A
2.936% due 02/17/16 §	1,005,449	1,004,192
Term B
4.000% due 08/17/17 §	914,663	918,522
ServiceMaster Co
2.713% due 07/24/14 §	4,500,292	4,381,534
(Delayed Draw Term Loan)
2.690% due 07/24/14 §	448,162	436,335
Six Flags Theme Parks Inc Term B (Add on) 5.250% due 06/30/16 §	3,835,065	3,863,828
SRAM LLC Term B 4.767% due 06/07/18 §	1,650,000	1,651,031
SymphonyIRI Group Inc Term B 5.000% due 12/01/17 §	1,075,000	1,080,375
Tenneco Inc Tranche B 4.996% due 06/03/16 §	1,980,000	1,989,900
The Goodyear Tire & Rubber Co (2nd Lien) 1.940% due 04/30/14 §	5,110,000	4,932,974
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	3,900,000	3,857,233
The Warnaco Inc 4.500% due 06/15/18 §	650,000	654,046
The Weather Channel LLC Term B 4.250% due 02/13/17 §	8,099,700	8,142,734
TI Automotive Ltd 9.500% due 07/01/16 §	992,500	999,944
Town Sports International Inc 7.008% due 05/04/18 §	1,296,750	1,294,311
Travelport LLC
(Extended Delayed Draw Term Loan)
4.741% due 08/21/15 §	2,091,118	2,004,859
Term B (Extended)
4.741% due 08/21/15 §	2,975,123	2,852,399
Tranche S
4.746% due 08/21/15 §	768,384	736,688
Universal City Development Partners Ltd Term B 5.500% due 11/06/14 §	4,461,153	4,480,653
Univision Communications Inc
(Extended)
4.436% due 03/31/17 §	5,523,494	5,257,990
(Initial Term Loan)
2.186% due 09/29/14 §	5,523,494	5,294,269
USI Holdings Corp (Incremental Term Loan) 7.000% due 05/05/14 §	3,556,650	3,552,204
Vertrue Inc (1st Lien) 5.250% due 08/16/14 §	863,338	716,571
Veyance Technologies Inc
(Delayed Draw Term Loan)
2.690% due 07/31/14 §	249,273	237,433
(Initial Term Loan)
2.690% due 07/31/14 §	1,740,394	1,657,725
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,788,494	2,787,624
VML U.S. Finance LLC
Term B
4.690% due 05/27/13 §	9,856,374	9,855,320
Term B (Delayed Draw Term Loan)
4.690% due 05/25/12 §	2,487,122	2,486,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Wendy’s/Arby’s Restaurants LLC Term B 5.000% due 05/24/17 §	$1,128,602	$1,132,475
Zuffa LLC Term B 2.250% due 06/19/15 §	2,939,381	2,894,065

		380,257,830

Consumer Staples - 7.9%

Dean Foods Co
Term A (Extended)
3.440% due 04/02/14 §	2,923,077	2,887,146
Tranche B
1.750% due 04/02/14 §	992,228	959,981
Del Monte Foods Co 4.500% due 03/08/18 §	9,675,000	9,664,416
Dole Food Co Inc
Term B
5.199% due 03/02/17 §	1,931,481	1,930,225
Term C
5.223% due 03/02/17 §	4,797,314	4,808,809
Earthbound Holdings III LLC Term B 5.500% due 12/21/16 §	920,375	925,552
JBS USA Holdings Inc 4.250% due 05/25/18 §	4,850,000	4,851,518
JRD Holdings Inc 2.440% due 07/02/14 §	2,862,500	2,835,664
KIK Custom Products Inc
(1st Lien)
2.530% due 06/02/14 §	3,627,310	3,177,523
(2nd Lien)
5.273% due 11/28/14 §	2,500,000	1,816,667
(Canadian Term Loan)
2.530% due 06/02/14 §	623,440	546,133
Michael Foods Group Inc 4.250% due 02/23/18 §	938,492	940,369
NBTY Inc Term B 4.250% due 10/02/17 §	3,758,619	3,761,750
Pierre Foods Inc (1st Lien) 7.000% due 09/30/16 §	3,127,619	3,154,335
Pinnacle Foods Holdings Corp
Tranche B
2.690% due 04/02/14 §	4,000,000	3,974,724
Tranche D
6.000% due 04/02/14 §	1,082,190	1,090,726
Prestige Brands Inc Term B 4.764% due 03/24/16 §	1,814,451	1,825,035
Reynolds Group Holdings Inc Tranche E 4.250% due 02/09/18 §	8,129,625	8,096,318
Rite Aid Corp
Term B
1.940% due 06/04/14 §	5,789,689	5,543,628
Tranche 5
4.500% due 02/28/18 §	2,721,365	2,680,969
Roundy’s Supermarkets Inc (Extended) 7.000% due 11/03/13 §	4,940,528	4,961,372
Spectrum Brands Inc Term B 5.000% due 06/17/16 §	4,840,441	4,879,770
SUPERVALU Inc Term B3 4.500% due 04/28/18 §	6,109,688	6,016,637
U.S. Foodservice Inc Term B 2.690% due 07/03/14 §	2,484,476	2,335,407

		83,664,674

Energy - 2.4%

Aquilex Holdings LLC 6.000% due 04/01/16 §	879,392	878,842
Big West Oil LLC 7.000% due 03/31/16 §	733,333	739,292
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	293,393	297,584
Term C
9.000% due 06/23/17 §	5,395,500	5,638,297
Frac Tech International LLC Term B 6.250% due 05/06/16 §	4,961,096	4,959,156
Gibson Energy Term B 5.750% due 06/14/18 §	2,675,000	2,669,150
MEG Energy Corp Term B 4.000% due 03/16/18 §	1,575,000	1,578,322
Obsidian Natural Gas Trust
due 11/02/15 ¥	2,725,000	2,765,875
7.000% due 11/02/15 §	3,623,886	3,678,244
Sheridan Production Partners I LLC
6.500% due 04/20/17 §	1,619,357	1,624,417
Term 1A
6.500% due 04/20/17 §	214,578	215,249
Term 1M
6.500% due 04/20/17 §	131,065	131,475

		25,175,903

Financials - 6.2%

Asset Acceptance Capital Corp Term B 3.756% due 06/05/13 §	2,221,403	2,199,189
BRSP LLC Term B 7.500% due 06/04/14 §	1,979,419	1,989,316
Citco III Ltd Term B due 04/24/18 ¥	2,150,000	2,139,250
CNO Financial Group Inc Term B 6.250% due 09/30/16 §	1,543,910	1,552,274
DSW Holdings Inc 4.186% due 03/02/12 §	13,775,000	13,201,037
Fifth Third Processing Solutions LLC
Term B
due 11/03/16 ¥	1,480,000	1,486,475
Term B1
4.500% due 11/03/16 §	2,615,445	2,626,888
First Data Corp
due 09/24/2014 ¥	2,000,000	1,856,250
Term B (Extended)
4.186% due 03/23/18 §	1,634,332	1,502,498
Term B1
2.936% due 09/24/14 §	1,982,184	1,839,714
HarbourVest Partners LLC Term B 6.250% due 12/14/16 §	1,546,879	1,556,547
HUB International Holdings Inc
(Delayed Draw Term Loan)
2.746% due 06/13/14 §	1,057,002	1,029,696
(Initial Term Loan)
2.746% due 06/13/14 §	4,702,226	4,580,754
Term B (Add on)
6.750% due 06/13/14 §	3,930,000	3,940,316
iPayment Inc Term B 5.750% due 05/08/17 §	1,238,333	1,245,041
LPL Holdings Inc (Add on) 5.250% due 06/28/17 §	2,828,665	2,848,112
MSCI Inc Term B1 3.750% due 03/14/17 §	5,969,092	6,008,888
Nuveen Investments Inc
(1st Lien)
3.257% due 11/13/14 §	2,305,800	2,280,219
(Extended)
5.757% due 05/12/17 §	5,444,200	5,453,276
Shield Finance Co SARL Term B 7.752% due 06/15/16 §	1,139,750	1,151,148
TransUnion LLC Term B 4.750% due 02/12/18 §	5,985,000	6,003,703

		66,490,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Health Care - 13.5%

Alere inc Term B due 07/06/17 ¥	$3,125,000	$3,109,375
Alliance HealthCare Services Inc
due 06/01/16 ¥	1,000,000	998,333
Term B
5.500% due 06/01/16 §	984,937	983,295
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,766,125	1,751,996
Aveta Holdings LLC
Term MMM
8.500% due 04/14/15 §	697,389	700,004
Term NAMM
8.500% due 04/14/15 §	697,389	700,004
Bausch & Lomb Inc
3.482% due 04/24/15 §	3,983,214	3,964,294
(Delayed Draw Term Loan)
3.436% due 04/24/15 §	969,576	964,970
Biomet Inc Term B 3.230% due 03/25/15 §	10,869,151	10,794,404
CareStream Health Inc Term B 5.000% due 02/25/17 §	1,920,188	1,799,216
CCS Medical Inc (1st Lien) 9.000% due 03/20/15 §	6,939,059	5,967,591
Community Health Systems Inc
(Non Extended Delayed Draw Term Loan)
2.504% due 07/25/14 §	490,362	474,700
(Non Extended)
2.504% due 07/25/14 §	9,537,197	9,232,579
Term B (Extended)
3.754% due 01/25/17 §	5,786,536	5,656,322
ConvaTec Inc 5.750% due 12/22/16 §	870,625	872,524
DaVita Inc Term B 4.500% due 10/20/16 §	3,855,625	3,871,460
DJO Finance LLC Term B 3.186% due 05/20/14 §	4,170,566	4,138,420
Endo Pharmaceuticals Holdings Inc Term B 4.000% due 6/18/18 §	1,925,000	1,934,425
Fresenius US Finance I Inc
Term D1
3.500% due 09/10/14 §	1,156,542	1,159,433
Term D2
3.500% due 09/10/14 §	806,984	808,371
Grifols Inc Term B 6.000% due 06/01/17 §	2,800,000	2,816,332
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	1,868,119	1,873,081
HCA Inc
Term B2 (Extended)
3.496% due 03/31/17 §	3,000,000	2,963,430
Term B3 (Extended)
3.496% due 05/01/18 §	10,397,103	10,253,425
Health Management Associates Inc Term B 1.996% due 02/28/14 §	13,205,119	12,815,541
Iasis Healthcare LLC 5.000% due 05/03/18 §	2,119,688	2,120,747
IMS Health Inc Term B 4.500% due 08/25/17 §	5,678,077	5,692,272
inVentiv Health Inc (Combined) 4.750% due 08/04/16 §	4,351,392	4,388,226
Kindred Healthcare Inc 5.250% due 06/01/18 §	2,350,000	2,350,588
MedAssets Inc 5.250% due 11/16/16 §	1,170,647	1,175,768
Medpace Inc 6.500% due 06/22/17 §	1,125,000	1,113,750
Multiplan Inc Term B 4.750% due 08/26/17 §	6,254,808	6,242,104
Nyco Holdings 2 ApS
Term B2
due 12/29/14 ¥	999,728	991,605
Term C2
due 12/29/15 ¥	1,000,272	992,145
Prime Healthcare Services Inc Term B 7.250% due 04/22/15 §	2,483,712	2,421,619
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	5,500,000	5,474,222
Renal Advantage Holdings Inc Term B 5.750% due 12/16/16 §	970,125	973,763
Res-Care Inc Term B 7.250% due 12/22/16 §	1,094,500	1,098,604
Select Medical Corp Term B 5.500% due 05/25/18 §	3,800,000	3,738,250
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	1,850,000	1,841,039
Universal Health Services Inc Term B 4.000% due 11/15/16 §	2,590,172	2,600,245
Vanguard Health Holding Co II LLC
due 01/29/2016 ¥	1,500,000	1,501,313
Term B
5.000% due 01/29/16 §	1,985,037	1,986,774
Warner Chilcott Co LLC
Term A
3.750% due 03/17/16 §	855,000	855,268
Term B1
4.250% due 03/15/18 §	2,496,600	2,500,695
Term B2
4.250% due 03/15/18 §	1,248,300	1,250,347
WC Luxco SARL Term B3 4.250% due 03/15/18 §	1,716,412	1,719,227

		143,632,096

Industrials - 9.8%

Alliant Holdings I Inc
(Incremental Term Loan)
8.000% due 08/21/14 §	2,085,401	2,090,615
Term B
3.246% due 08/21/14 §	1,680,591	1,663,785
Alpha D2 Ltd
(2nd Lien)
3.901% due 06/30/14 §	2,000,000	1,913,572
Term B
2.651% due 12/31/13 §	2,380,607	2,296,293
Term B2
2.652% due 12/31/13 §	1,513,488	1,459,885
Armstrong World Industries Inc Term B 4.000% due 03/09/18 §	847,875	849,907
BakerCorp
Term B
due 06/01/18 ¥	1,000,000	1,003,750
5.000% due 06/01/18 §	1,075,000	1,079,031
Bombardier Recreational Products Inc 2.786% due 06/28/13 §	4,083,245	3,999,028
Brand Energy & Infrastructure Services Inc 2.500% due 02/07/14 §	3,061,023	2,785,531
Brenntag Holding GmbH & Co
(Acquisition Term Loan)
3.700% due 01/20/14 §	667,449	667,866
Term B2
3.707% due 01/20/14 §	3,332,551	3,334,634
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,471,313	1,483,573
Bucyrus International Inc Term C 4.250% due 02/19/16 §	1,980,337	1,985,425
CSC Holdings Inc B2 (Incremental Term Loan) 1.936% due 03/29/16 §	1,973,958	1,971,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
DAE Aviation Holdings Inc
Tranche B1
5.280% due 07/31/14 §	$2,280,424	$2,278,525
Tranche B2
5.280% due 07/31/14 §	2,191,120	2,189,294
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	2,000,000	2,013,572
Ducommun Inc due 06/23/17 ¥	700,000	702,625
DynCorp International LLC Term B 6.250% due 07/05/16 §	1,088,994	1,097,025
Edwards Ltd Term B 5.500% due 05/31/16 §	1,567,125	1,564,840
Evergreen International due 07/05/16 ¥	1,175,000	1,139,750
Goodman Global Holdings Inc (1st Lien) 5.750% due 10/28/16 §	2,307,563	2,318,934
Houghton International Inc Term B 6.750% due 01/29/16 §	1,042,873	1,051,346
International Lease Finance Corp Term B1 6.750% due 03/17/15 §	4,000,000	4,017,000
JMC Steel Group Inc 4.750% due 04/03/17 §	872,813	876,621
Metaldyne Co LLC Term B 5.250% due 05/18/17 §	1,920,188	1,923,788
Nielsen Finance LLC
Class A
2.190% due 08/09/13 §	2,505,114	2,479,391
Class B
3.940% due 05/02/16 §	12,290,320	12,290,320
Pelican Products Inc Term B 5.000% due 03/07/17 §	995,000	996,037
Pike Electric Inc
Term B
1.750% due 07/02/12 §	257,076	254,505
Term C
1.688% due 12/10/12 §	165,767	164,109
Rexnord Corp Term B2 2.438% due 07/19/13 §	1,346,787	1,335,002
Sensata Technologies Finance Co LLC 4.000% due 05/11/18 §	4,525,000	4,527,407
Sensus USA Inc (1st Lien) 4.750% due 05/09/17 §	872,813	876,995
Ship U.S. Bidco Inc Term B2 5.250% due 10/15/17 §	1,000,000	1,001,042
Swift Transportation Co Inc Term B 6.000% due 12/21/16 §	3,867,751	3,899,154
Synagro Technologies Inc Term B 2.190% due 04/02/14 §	1,776,245	1,651,908
TASC Inc Term B 4.500% due 12/18/15 §	1,846,723	1,846,261
The Hertz Corp Term B 3.750% due 03/09/18 §	4,513,688	4,497,465
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	875,000	878,646
Tomkins LLC Term B 4.250% due 09/29/16 §	2,797,812	2,801,550
TransDigm Group Inc Term B 4.000% due 02/14/17 §	2,835,750	2,849,265
TriMas Corporation Term B 4.250% due 06/29/17 §	1,350,000	1,355,062
Vangent Inc Term B 2.260% due 02/14/13 §	5,455,743	5,360,268
VWR Funding Inc 2.686% due 06/30/14 §	4,998,703	4,858,114
Wesco Aircraft Hardware Corp Term B 4.250% due 04/07/17 §	552,000	556,313

		104,236,417

Information Technology - 7.1%

Aeroflex Holding Corp Term B 4.250% due 05/09/18 §	875,000	878,281
Altegrity Inc
2.997% due 02/21/15 §	2,536,012	2,491,632
(Incremental Term Loan)
7.750% due 02/21/15 §	1,017,313	1,026,532
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,840,750	1,849,954
Aspect Software Inc Term B 6.250% due 04/19/16 §	4,517,439	4,536,264
Booz Allen Hamilton Inc Term B 4.000% due 08/03/17 §	598,500	601,920
CCC Information Services Inc Term B 5.500% due 11/11/15 §	1,865,625	1,875,524
ClientLogic Corp (Extended) 7.040% due 01/30/17 §	2,102,207	2,112,718
CommScope Inc Term B 5.000% due 01/14/18 §	3,965,063	3,983,996
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	5,050,000	5,057,100
Eagle Parent Inc 5.000% due 05/16/18 §	3,350,000	3,269,600
Fidelity National Information Solutions Inc Term B 5.250% due 07/18/16 §	3,275,250	3,290,444
Freescale Semiconductor Inc Term B (Extended) 4.441% due 12/01/16 §	5,074,037	5,057,389
IAP Worldwide Services Inc (PIK 1st Lien Term Loan) 9.250% due 12/28/12 §	3,891,454	3,893,886
Infor Enterprise Solutions Holdings Inc
(Extended Delayed Draw Term Loan)
5.940% due 07/28/15 §	1,374,876	1,333,630
(Extended Initial Term Loan)
5.940% due 07/28/15 §	2,588,773	2,523,516
Mercury Payment Systems Canada Inc Term B due 07/14/17 ¥	875,000	876,094
Microsemi Corp Term B 4.000% due 11/02/17 §	1,044,750	1,046,273
NDS Finance Ltd Term B 4.000% due 03/12/18 §	1,720,688	1,724,272
Network Solutions LLC Term B 2.440% due 03/07/14 §	744,090	718,047
SafeNet Inc Term B 2.686% due 04/12/14 §	448,103	440,635
Serena Software Inc (Extended) 4.252% due 03/10/16 §	2,269,173	2,225,207
SkillSoft Corp Term B 6.500% due 05/26/17 §	978,386	992,451
SoftLayer Technologies Inc Term B 7.250% due 11/05/16 §	845,750	853,944
Spansion LLC Term B 4.750% due 02/9/15 §	3,227,929	3,244,068
SS&C Technologies Holdings Inc 2.238% due 11/23/12 §	2,923,363	2,934,252
SunGard Data Systems Inc
(Add on)
3.690% due 02/28/14 §	6,400,759	6,392,758
Tranche B
3.867% due 02/26/16 §	7,449,383	7,444,697
Sunquest Information Systems Inc 6.250% due 12/16/16 §	975,000	975,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Vertafore Inc 5.250% due 07/29/16 §	$1,213,900	$1,219,211
Wyle Services Corp Term B 5.750% due 03/27/17 §	1,124,586	1,128,803

		75,998,098

Materials - 7.7%

Arizona Chemical Inc Term B 4.750% due 11/21/16 §	527,553	529,312
Berry Plastics Corp Term C 2.261% due 04/03/15 §	3,456,172	3,273,645
BWAY Corp
Term B
4.500% due 02/23/18 §	1,068,422	1,071,204
Term C (Canadian Term Loan)
4.500% due 02/23/18 §	94,858	95,391
Consolidated Container Co LLC
2.438% due 03/28/14 §	1,971,316	1,912,177
(2nd Lien)
5.688% due 09/28/14 §	2,000,000	1,825,000
Cristal Inorganic Chemicals U.S. Inc (1st Lien) 2.496% due 05/15/14 §	2,744,618	2,727,464
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	4,557,250	4,570,544
General Chemical Corp 5.003% due 10/06/15 §	777,176	781,710
Georgia-Pacific Corp Term C 3.499% due 12/23/14 §	2,960,901	2,966,865
Graham Packaging Co LP
Term C
6.750% due 04/05/14 §	5,458,209	5,481,313
Term D
6.000% due 09/23/16 §	2,382,000	2,390,263
Graphic Packaging International Inc Term C 3.041% due 05/16/14 §	5,344,010	5,340,339
Huntsman International LLC
1.718% due 04/21/14 §	756,902	739,398
Term B (Extended)
2.773% due 04/19/17 §	2,063,728	2,016,005
Ineos U.S. Finance LLC
Term B2
7.501% due 12/16/13 §	4,139,359	4,288,119
Term C2
8.001% due 12/16/14 §	4,493,859	4,655,360
ISP Chemco Inc 1.688% due 06/04/14 §	2,961,440	2,951,815
MacDermid Inc Term B 2.186% due 04/11/14 §	4,179,624	4,157,422
Momentive Performance Materials Inc Term B (Extended) 3.688% due 05/05/15 §	3,953,435	3,887,543
Momentive Specialty Chemicals Inc
Term C1 (Extended)
4.000% due 05/05/15 §	690,705	681,898
Term C2 (Extended)
4.000% due 05/05/15 §	291,286	287,572
Term C7 (Extended)
4.000% due 05/05/15 §	3,327,207	3,298,093
Nalco Co Term B1 4.500% due 10/05/17 §	1,836,125	1,847,458
Noranda Aluminum Acquisition Corp Term B 1.936% due 05/16/14 §	1,169,839	1,160,091
Novelis Inc Term B (Canada) 3.750% due 03/10/17 §	3,532,250	3,545,005
Omnova Solutions Inc Term B 5.750% due 05/31/17 §	671,625	674,983
Rockwood Specialties Group Inc Term B 3.750% due 02/09/18 §	2,950,000	2,969,753
Solutia Inc Term B 3.500% due 08/01/17 §	2,353,435	2,362,891
Styron SARL LLC Term B 6.000% due 08/02/17 §	2,437,750	2,439,020
Univar Inc Term B 5.000% due 06/30/17 §	3,984,987	3,983,919
Walter Energy Inc Term B 4.000% due 04/02/18 §	2,950,000	2,956,139

		81,867,711

Telecommunication Services - 5.0%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,363,125	2,371,396
Digicel International
Tranche A
2.750% due 03/30/12 §	8,368,224	8,263,621
Tranche A (Add on)
2.750% due 09/30/12 §	1,667,040	1,646,202
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	13,400,000	13,461,412
MetroPCS Wireless Inc B3 (Incremental Term Loan) 3.952% due 05/18/18 §	7,674,313	7,671,112
nTelos Inc Term B 4.000% due 08/07/15 §	1,974,899	1,978,356
SBA Communications Corp due 06/30/18 ¥	1,225,000	1,228,063
Syniverse Technologies Inc Term B 5.250% due 12/21/17 §	1,890,500	1,902,316
Telesat Canada
Term I
3.190% due 10/31/14 §	909,125	898,329
Term II
3.190% due 10/31/14 §	78,092	77,165
TowerCo Finance LLC Term B 5.250% due 02/02/17 §	872,813	876,767
UPC Financing Partnership
Term T
3.691% due 12/30/16 §	1,456,978	1,458,345
Term X
3.691% due 12/29/17 §	7,000,000	6,994,169
West Corp Term B4 4.506% due 07/15/16 §	3,914,174	3,931,298

		52,758,551

Utilities - 3.0%

Calpine Corp
4.500% due 04/02/18 §	4,563,563	4,529,053
Term B2
4.500% due 04/02/18 §	1,250,000	1,239,219
Dynegy Holdings Inc
(Synthetic Letter of Credit)
4.030% due 04/02/13 §	13,414,689	13,160,762
Term B
4.030% due 04/02/13 §	1,063,311	1,043,184
EquiPower Resources Holdings LLC Term B 5.750% due 01/26/18 §	698,250	700,868
Mach Gen LLC (Letter of Credit) 2.307% due 02/22/13 §	776,504	726,031
Texas Competitive Electric Holdings Co LLC (Extended) 4.730% due 10/10/17 §	9,414,018	7,361,424
The AES Corp 4.250% due 05/28/18 §	3,316,688	3,324,979

		32,085,520

Total Senior Loan Notes
(Cost $1,039,313,836)		1,046,167,391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/2011, repurchase price of $31,914,037; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $32,555,000)	$31,914,028	$31,914,028

Total Short-Term Investment
(Cost $31,914,028)		31,914,028

TOTAL INVESTMENTS - 101.7%
(Cost $1,075,569,958)		1,082,409,168

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(17,911,587)

NET ASSETS - 100.0%		$1,064,497,581

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	36.1%
Health Care	13.5%
Industrials	9.8%
Consumer Staples	7.9%
Materials	7.7%
Information Technology	7.1%
Financials	6.2%
Telecommunication Services	5.0%
Utilities	3.0%
Short-Term Investment	3.0%
Energy	2.4%

101.7%
Other Assets & Liabilities, Net	(1.7%)

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	3.0%
BBB	4.0%
BB	44.3%
B	40.7%
CCC	2.8%
CC	0.2%
Not Rated	5.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$303,168	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	4,024,581	0.4%

	$4,342,094	$4,327,749	0.4%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$4,327,749	$-	$4,327,749	$-
	Senior Loan Notes	1,046,167,391	-	1,046,167,391	-
	Short-Term Investment	31,914,028	-	31,914,028	-

	Total	$1,082,409,168	$-	$1,082,409,168	$-

(1)  For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Discretionary - 0.1%

The Goodyear Tire & Rubber Co	20,000	$1,112,400

Financials - 0.3%

Ally Financial Inc	120,000	3,003,600
CItigroup Capital XIII	45,000	1,250,100

		4,253,700

Total Preferred Stocks
(Cost $5,125,000)		5,366,100

COMMON STOCKS - 0.0%

Information Technology - 0.0%

Freescale Semiconductor Holdings I Ltd * (Bermuda)	25,000	459,750

Total Common Stocks
(Cost $450,000)		459,750

EXCHANGE-TRADED FUNDS - 0.9%

iShares iBoxx $ High Yield Corporate Bond Fund	17,500	1,597,925
iShares Standard & Poor’s 500 Index Fund	30,000	3,972,600
Standard & Poor’s Depository Receipts Trust 1	53,000	6,994,410

Total Exchange-Traded Funds
(Cost $12,313,038)		12,564,935

	Principal
	Amount

CORPORATE BONDS & NOTES - 87.9%

Consumer Discretionary - 17.1%

Allison Transmission Inc 7.125% due 05/15/19 ~	$3,000,000	2,932,500
AMC Networks Inc 7.750% due 07/15/21 ~	3,000,000	3,142,500
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	4,000,000	4,090,000
Beazer Homes USA Inc 8.125% due 06/15/16	2,500,000	2,206,250
Belo Corp 8.000% due 11/15/16	4,000,000	4,400,000
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,590,625
Burger King Corp 9.875% due 10/15/18	2,000,000	2,140,000
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,443,750
CCO Holdings LLC
7.000% due 01/15/19	3,500,000	3,622,500
7.250% due 10/30/17	3,500,000	3,644,375
CDRT Merger Sub Inc 8.125% due 06/01/19 ~	1,000,000	1,002,500
Cedar Fair LP 9.125% due 08/01/18	6,000,000	6,435,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	1,820,000
13.250% due 07/15/15 ~	2,500,000	2,262,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	2,500,000	2,612,500
CHC Helicopter SA (Canada) 9.250% due 10/15/20 ~	3,235,000	2,935,762
Chrysler Group LLC/CG Co-Issuer Inc
8.000% due 06/15/19 ~	2,000,000	1,975,000
8.250% due 06/15/21 ~	2,000,000	1,970,000
CityCenter Holdings LLC
7.625% due 01/15/16 ~	2,000,000	2,075,000
10.750% due 01/15/17 ~	5,500,000	5,995,000
CKE Restaurants Inc 11.375% due 07/15/18	2,000,000	2,195,000
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	4,172,875
9.000% due 03/01/21 ~	1,500,000	1,443,750
11.000% due 08/01/16	9,000,000	8,010,000
Dana Holding Corp 6.750% due 02/15/21	3,000,000	2,973,750
DISH DBS Corp
6.750% due 06/01/21 ~	1,000,000	1,030,000
7.750% due 05/31/15	4,000,000	4,350,000
7.875% due 09/01/19	2,000,000	2,167,500
Harrah’s Operating Co Inc
6.500% due 06/01/16	2,000,000	1,590,000
10.000% due 12/15/15	3,000,000	3,060,000
10.000% due 12/15/18	6,000,000	5,445,000
11.250% due 06/01/17	7,000,000	7,761,250
Icahn Enterprises LP 8.000% due 01/15/18	2,000,000	2,040,000
J.C. Penney Co Inc 7.125% due 11/15/23	2,000,000	2,090,000
K Hovnanian Enterprises Inc 10.625% due 10/15/16	3,000,000	3,007,500
Kabel BW Erste Beteiligungs GmbH (Germany) 7.500% due 03/15/19 ~	2,250,000	2,306,250
Lear Corp 7.875% due 03/15/18	1,500,000	1,620,000
Limited Brands Inc 6.625% due 04/01/21	5,000,000	5,137,500
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,045,000
MGM MIRAGE
6.625% due 07/15/15	4,000,000	3,770,000
6.750% due 04/01/13	4,000,000	4,030,000
7.500% due 06/01/16	6,000,000	5,730,000
9.000% due 03/15/20	1,500,000	1,650,000
Michaels Stores Inc 11.375% due 11/01/16	5,500,000	5,885,000
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	2,000,000	1,350,000
Needle Merger Sub Corp 8.125% due 03/15/19 ~	4,000,000	4,050,000
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	2,000,000	2,135,000
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,692,500
Scientific Games Corp 8.125% due 09/15/18	3,000,000	3,127,500
Sears Holdings Corp 6.625% due 10/15/18 ~	6,000,000	5,595,000
Sinclair Television Group Inc
8.375% due 10/15/18	2,000,000	2,110,000
9.250% due 11/01/17 ~	3,000,000	3,307,500
Sirius XM Radio Inc 8.750% due 04/01/15 ~	2,000,000	2,215,000
Spirit Aerosystems Inc 7.500% due 10/01/17	2,000,000	2,115,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Standard Pacific Corp
8.375% due 05/15/18	$7,000,000	$6,973,750
8.375% due 01/15/21	3,000,000	2,955,000
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	5,000,000	5,425,000
The McClatchy Co 11.500% due 02/15/17	3,500,000	3,736,250
The ServiceMaster Co 10.750% due 07/15/15 ~	5,000,000	5,300,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	11,750,000	12,337,500
Travelport LLC 9.875% due 09/01/14	4,000,000	3,700,000
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,375,000
Univision Communications Inc 8.500% due 05/15/21 ~	2,500,000	2,506,250
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,110,000
9.500% due 08/15/16	2,000,000	2,270,000
Wynn Las Vegas LLC
7.750% due 08/15/20	2,500,000	2,728,125
7.875% due 11/01/17	4,000,000	4,375,000
XM Satellite Radio Inc 7.625% due 11/01/18 ~	2,000,000	2,100,000

		237,395,512

Consumer Staples - 4.7%

B-Corp Merger Sub Inc 8.250% due 06/01/19 ~	4,000,000	3,980,000
Blue Merger Sub Inc 7.625% due 02/15/19 ~	5,500,000	5,582,500
Hypermarcas SA (Brazil) 6.500% due 04/20/21 ~	3,500,000	3,513,125
JBS Finance II Ltd (Brazil) 8.250% due 01/29/18 ~	1,000,000	1,025,000
NBTY Inc 9.000% due 10/01/18 ~	2,000,000	2,120,000
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,665,000
Pilgrim’s Pride Corp 7.875% due 12/15/18 ~	4,000,000	3,720,000
Revlon Consumer Products Corp 9.750% due 11/15/15	2,950,000	3,186,000
Reynolds Group Issuer Inc
7.125% due 04/15/19 ~	2,500,000	2,493,750
8.250% due 02/15/21 ~	3,000,000	2,820,000
8.500% due 10/15/16 ~	2,000,000	2,095,000
8.750% due 05/15/18 ~	7,500,000	7,406,250
9.000% due 04/15/19 ~	10,250,000	10,173,125
Rite Aid Corp 9.500% due 06/15/17	3,000,000	2,752,500
Smithfield Foods Inc 7.750% due 07/01/17	4,000,000	4,170,000
Stater Brothers Holdings Inc 7.375% due 11/15/18 ~	2,000,000	2,085,000
SUPERVALU Inc 7.500% due 11/15/14	3,000,000	3,015,000
U.S. Foodservice 8.500% due 06/30/19 ~	3,000,000	2,925,000

		64,727,250

Energy - 12.8%

Alpha Natural Resources Inc
6.000% due 06/01/19	4,500,000	4,511,250
6.250% due 06/01/21	2,000,000	2,020,000
Antero Resources Finance Corp 9.375% due 12/01/17	4,000,000	4,320,000
Arch Coal Inc
7.000% due 06/15/19 ~	1,750,000	1,754,375
7.250% due 06/15/21 ~	6,000,000	6,037,500
8.750% due 08/01/16	4,000,000	4,360,000
Basic Energy Services Inc 7.750% due 02/15/19 ~	2,000,000	2,015,000
Chaparral Energy Inc 8.250% due 09/01/21	3,000,000	3,037,500
Chesapeake Energy Corp 6.625% due 08/15/20	4,123,000	4,360,072
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,225,000
Complete Production Services Inc 8.000% due 12/15/16	2,500,000	2,625,000
Concho Resources Inc
6.500% due 01/15/22	1,500,000	1,505,625
7.000% due 01/15/21	2,490,000	2,583,375
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	2,000,000	1,905,000
CONSOL Energy Inc
8.000% due 04/01/17	4,000,000	4,380,000
8.250% due 04/01/20	2,000,000	2,190,000
Crosstex Energy LP 8.875% due 02/15/18	7,500,000	8,025,000
Denbury Resources Inc 9.750% due 03/01/16	3,000,000	3,367,500
El Paso Corp 7.000% due 06/15/17	2,000,000	2,271,748
Energy XXI Gulf Coast Inc 9.250% due 12/15/17 ~	4,000,000	4,270,000
EV Energy Partners LP 8.000% due 04/15/19 ~	2,000,000	2,017,500
EXCO Resources Inc 7.500% due 09/15/18	3,000,000	2,932,500
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	2,000,000	1,940,000
Exterran Holdings Inc 7.250% due 12/01/18 ~	2,000,000	2,025,000
Forest Oil Corp 7.250% due 06/15/19	5,000,000	5,125,000
Harvest Operations Corp (Canada) 6.875% due 10/01/17 ~	2,000,000	2,075,000
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,100,000
8.000% due 02/15/20 ~	4,000,000	4,320,000
Inergy LP
6.875% due 08/01/21 ~	2,000,000	2,002,500
7.000% due 10/01/18	1,500,000	1,522,500
Key Energy Services Inc 6.750% due 03/01/21	2,500,000	2,506,250
Linn Energy LLC 7.750% due 02/01/21 ~	5,500,000	5,747,500
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	2,500,000	2,521,875
Nuveen Investments Inc 10.500% due 11/15/15	12,950,000	13,306,125
Oasis Petroleum Inc 7.250% due 02/01/19 ~	2,500,000	2,487,500
OGX Petroleo e Gas Participacoes SA (Brazil) 8.500% due 06/01/18 ~	6,750,000	6,976,125
Penn Virginia Corp 7.250% due 04/15/19	2,000,000	1,937,500
Petrohawk Energy Corp
6.250% due 06/01/19 ~	2,000,000	1,957,500
7.250% due 08/15/18	4,000,000	4,125,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,970,000
9.375% due 09/15/19 ~	2,000,000	2,020,000
Plains Exploration & Production Co
6.625% due 05/01/21	2,000,000	2,002,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
8.625% due 10/15/19	$5,000,000	$5,475,000
10.000% due 03/01/16	4,000,000	4,520,000
Regency Energy Partners LP 6.875% due 12/01/18	3,875,000	4,030,000
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	2,060,000
7.500% due 11/30/16	5,500,000	5,665,000
SandRidge Energy Inc
7.500% due 03/15/21 ~	2,000,000	2,027,500
8.000% due 06/01/18 ~	2,000,000	2,050,000
SESI LLC 6.375% due 05/01/19 ~	6,500,000	6,451,250
Venoco Inc 11.500% due 10/01/17	3,000,000	3,270,000

		177,930,570

Financials - 11.3%

Ally Financial Inc
4.500% due 02/11/14	3,000,000	3,007,500
6.250% due 12/01/17 ~	4,000,000	3,986,052
7.500% due 09/15/20	3,000,000	3,150,000
8.300% due 02/12/15	7,000,000	7,840,000
American General Finance Corp 5.400% due 12/01/15	3,000,000	2,760,000
American International Group Inc 8.175% due 05/15/68 §	5,000,000	5,481,750
Bank of America Corp 8.000% § ±	4,500,000	4,705,371
CB Richard Ellis Services Inc
6.625% due 10/15/20	1,500,000	1,548,750
11.625% due 06/15/17	3,000,000	3,491,250
CIT Group Inc
7.000% due 05/01/14	4,020,375	4,075,656
7.000% due 05/01/15	8,959,213	8,992,810
7.000% due 05/01/16	10,848,689	10,821,567
7.000% due 05/01/17	8,988,165	8,976,930
Developers Diversified Realty Corp 7.500% due 04/01/17	3,000,000	3,399,555
E*Trade Financial Corp 6.750% due 06/01/16	2,000,000	1,970,000
Fibria Overseas Finance Ltd (Cayman)
6.750% due 03/03/21 ~	1,500,000	1,578,750
7.500% due 05/04/20 ~	2,500,000	2,734,500
First Data Corp
11.250% due 03/31/16	4,000,000	3,960,000
12.625% due 01/15/21 ~	9,259,000	9,953,425
Ford Motor Credit Co LLC
5.000% due 05/15/18	3,500,000	3,494,981
5.750% due 02/01/21	2,000,000	2,001,230
8.000% due 06/01/14	3,000,000	3,292,329
8.700% due 10/01/14	9,000,000	10,094,751
General Motors Acceptance Corp 7.500% due 12/31/13	2,000,000	2,147,500
General Motors Financial Co Inc 6.750% due 06/01/18 ~	3,000,000	3,022,500
Host Hotels & Resorts LP 6.000% due 11/01/20	4,500,000	4,533,750
Liberty Mutual Group Inc
7.800% due 03/07/87 ~	7,500,000	7,556,250
10.750% due 06/15/88 § ~	3,000,000	4,012,500
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,190,000
MPT Operating Partnership LP REIT 6.875% due 05/01/21 ~	2,500,000	2,468,750
RBS Capital Trust I 4.709% § ±	3,716,000	2,768,420
RBS Capital Trust II 6.425% § ±	3,000,000	2,160,000
Realogy Corp
7.875% due 02/15/19 ~	1,400,000	1,393,000
12.375% due 04/15/15	3,500,000	3,500,000
Reckson Operating Partnership LP 7.750% due 03/15/20	3,000,000	3,440,511
Regions Bank 6.450% due 06/26/37	2,000,000	1,877,450
Springleaf Finance Corp 6.900% due 12/15/17	2,000,000	1,845,000
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,729,375

		156,962,163

Health Care - 6.2%

American Renal Associates Holdings Inc
8.375% due 05/15/18	2,545,000	2,605,444
9.750% due 03/01/16 ~	2,000,000	2,075,000
Apria Healthcare Group Inc 11.250% due 11/01/14	3,000,000	3,120,000
Bausch & Lomb Inc 9.875% due 11/01/15	2,000,000	2,130,000
Biomet Inc 10.375% due 10/15/17	7,000,000	7,752,500
CHS/Community Health Systems Inc 8.875% due 07/15/15	3,500,000	3,613,750
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	2,000,000	2,080,000
DaVita Inc 6.375% due 11/01/18	4,000,000	4,060,000
DJO Finance LLC
7.750% due 04/15/18 ~	1,750,000	1,750,000
9.750% due 10/15/17 ~	2,000,000	2,040,000
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19 ~	3,000,000	3,090,000
Giant Funding Corp 8.250% due 02/01/18 ~	1,750,000	1,833,125
HCA Holdings Inc 7.750% due 05/15/21 ~	2,500,000	2,606,250
HCA Inc
7.250% due 09/15/20	1,500,000	1,618,125
8.500% due 04/15/19	2,500,000	2,775,000
9.250% due 11/15/16	7,750,000	8,263,437
IASIS Healthcare LLC 8.375% due 05/15/19 ~	3,000,000	2,970,000
inVentiv Health Inc 10.000% due 08/15/18 ~	1,000,000	950,000
Multiplan Inc 9.875% due 09/01/18 ~	1,500,000	1,601,250
Mylan Inc 7.625% due 07/15/17 ~	4,000,000	4,380,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	2,000,000	2,120,000
Rotech Healthcare Inc 10.500% due 03/15/18 ~	2,000,000	1,940,000
Tenet Healthcare Corp
8.000% due 08/01/20	5,750,000	5,872,188
9.250% due 02/01/15	3,000,000	3,296,250
Valeant Pharmaceuticals International Inc 6.750% due 10/01/17 ~	4,000,000	3,940,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,150,000
Vanguard Health Systems Inc 0.000% due 02/01/16	1,000,000	663,750
Warner Chilcott Co LLC 7.750% due 09/15/18 ~	3,000,000	3,041,250

		86,337,319

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Industrials - 8.9%

Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	$5,250,000	$5,309,062
Air Canada (Canada)
9.250% due 08/01/15 ~	9,000,000	9,258,750
12.000% due 02/01/16 ~	2,000,000	2,075,000
Avis Budget Car Rental LLC
8.250% due 01/15/19	3,000,000	3,052,500
9.625% due 03/15/18	2,500,000	2,681,250
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	10,757,600	11,093,775
BE Aerospace Inc 6.875% due 10/01/20	4,000,000	4,210,000
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	4,000,000	4,520,000
Ceridian Corp 11.250% due 11/15/15	3,000,000	3,015,000
CKE Holdings Inc 10.500% due 03/14/16 ~	2,000,000	1,935,000
Continental Airlines Inc 8.750% due 12/01/11	3,500,000	3,578,750
Delta Air Lines Inc
9.500% due 09/15/14 ~	4,144,000	4,439,260
12.250% due 03/15/15 ~	1,000,000	1,112,500
FTI Consulting Inc 7.750% due 10/01/16	3,775,000	3,963,750
Hawker Beechcraft Acquisition Co LLC 8.500% due 04/01/15	3,500,000	2,756,250
Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	5,375,000	5,590,000
International Lease Finance Corp
5.650% due 06/01/14	2,500,000	2,512,500
6.250% due 05/15/19	6,500,000	6,357,143
JMC Steel Group 8.250% due 03/15/18 ~	4,500,000	4,590,000
Kansas City Southern de Mexico SA de CV (Mexico) 8.000% due 02/01/18	3,000,000	3,270,000
Masco Corp 7.750% due 08/01/29	3,000,000	2,987,052
Navios Martime Holdings Inc
8.125% due 02/15/19 ~	3,300,000	3,184,500
8.875% due 11/01/17	3,000,000	3,105,000
Navios South American Logistics Inc 9.250% due 04/15/19 ~	1,000,000	1,012,500
Nortek Inc 8.500% due 04/15/21 ~	4,000,000	3,720,000
RailAmerica Inc 9.250% due 07/01/17	2,000,000	2,205,000
RSC Equipment Rental Inc 8.250% due 02/01/21	2,000,000	2,000,000
The Hertz Corp 7.500% due 10/15/18 ~	4,500,000	4,657,500
Triumph Group Inc 8.625% due 07/15/18	3,000,000	3,303,750
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125% due 04/22/25	6,000,000	6,000,000
United Rentals North America Inc 8.375% due 09/15/20	4,500,000	4,578,750
USG Corp 9.750% due 08/01/14 ~	2,000,000	2,130,000

		124,204,542

Information Technology - 3.2%

Advanced Micro Devices Inc 7.750% due 08/01/20	5,000,000	5,175,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	3,763,125
CDW Escrow Corp 8.500% due 04/01/19 ~	5,000,000	4,925,000
CDW LLC
8.000% due 12/15/18 ~	2,000,000	2,125,000
11.500% due 10/12/15	58,144	61,633
CommScope Inc 8.250% due 01/15/19 ~	2,750,000	2,846,250
EH Holding Corp 7.625% due 06/15/21 ~	5,000,000	5,125,000
Freescale Semiconductor Inc
8.050% due 02/01/20 ~	2,000,000	2,020,000
9.250% due 04/15/18 ~	2,000,000	2,165,000
10.750% due 08/01/20 ~	659,000	747,965
NXP BV (Netherlands) 9.500% due 10/15/15	4,500,000	4,781,250
SunGard Data Systems Inc
7.375% due 11/15/18	3,000,000	3,015,000
10.250% due 08/15/15	4,500,000	4,668,750
Unisys Corp 12.500% due 01/15/16	3,000,000	3,300,000

		44,718,973

Materials - 10.4%

American Rock Salt Co LLC 8.250% due 05/01/18 ~	3,000,000	3,026,250
APERAM (Luxembourg) 7.375% due 04/01/16 ~	4,000,000	4,040,000
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,000,000	2,055,000
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	4,725,000	4,996,687
Associated Materials LLC 9.125% due 11/01/17 ~	3,000,000	3,000,000
Berry Plastics Corp
9.500% due 05/15/18	5,500,000	5,486,250
9.750% due 01/15/21	3,000,000	2,917,500
10.250% due 03/01/16	4,500,000	4,398,750
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,637,500
9.000% due 11/01/17	2,000,000	2,185,000
Building Materials Corp of America
6.750% due 05/01/21 ~	2,500,000	2,518,750
6.875% due 08/15/18 ~	3,000,000	3,075,000
BWAY Holding Co 10.000% due 06/15/18	1,500,000	1,644,375
BWAY Parent Co Inc 10.125% due 11/01/15 ~	2,111,770	2,122,329
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	3,000,000	3,022,500
Cemex SAB de CV (Mexico) 9.000% due 01/11/18 ~	2,000,000	2,045,000
CF Industries Inc 6.875% due 05/01/18	2,500,000	2,840,625
Exopack Holding Corp 10.000% due 06/01/18 ~	1,000,000	997,500
FMG Resources August 2006 Property Ltd (Australia)
6.375% due 02/01/16 ~	3,000,000	3,007,500
6.875% due 02/01/18 ~	6,000,000	6,120,000
7.000% due 11/01/15 ~	7,000,000	7,175,000
Georgia-Pacific LLC 8.000% due 01/15/24	2,500,000	2,972,795
Graham Packaging Co LP 8.250% due 10/01/18	6,000,000	6,705,000
Hexion U.S. Finance Corp
8.875% due 02/01/18	3,500,000	3,657,500
9.000% due 11/15/20	4,500,000	4,635,000
Huntsman International LLC 5.500% due 06/30/16	4,000,000	3,955,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	$3,000,000	$2,977,500
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	3,750,000	3,787,500
Lyondell Chemical Co 11.000% due 05/01/18	6,000,000	6,750,000
Momentive Performance Materials Inc
9.000% due 01/15/21	3,500,000	3,587,500
11.500% due 12/01/16	1,500,000	1,605,000
NewPage Corp 10.000% due 05/01/12	2,500,000	762,500
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	3,040,000	3,359,200
Novelis Inc (Canada)
8.375% due 12/15/17	4,000,000	4,290,000
8.750% due 12/15/20	2,000,000	2,170,000
Quadra FNX Mining Ltd (Canada) 7.750% due 06/15/19 ~	1,500,000	1,522,500
Rock-Tenn Co 8.200% due 08/15/11	1,500,000	1,520,625
Ryerson Holding Corp 0.000% due 02/01/15	5,000,000	2,625,000
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,202,500
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	2,050,000
7.625% due 03/15/20	3,500,000	3,718,750
Texas Industries Inc 9.250% due 08/15/20	4,500,000	4,376,250
Vulcan Materials Co
6.500% due 12/01/16	2,500,000	2,486,168
7.500% due 06/15/21	2,000,000	1,999,568

		144,027,372

Telecommunication Services - 8.1%

Avaya Inc
7.000% due 04/01/19 ~	4,000,000	3,890,000
10.125% due 11/01/15	2,500,000	2,581,250
Cincinnati Bell Inc
8.375% due 10/15/20	2,000,000	2,000,000
8.750% due 03/15/18	2,000,000	1,910,000
Clearwire Communications LLC
12.000% due 12/01/15 ~	5,500,000	5,898,750
12.000% due 12/01/17 ~	8,000,000	8,400,000
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,195,000
7.750% due 10/15/20 ~	1,000,000	982,500
7.750% due 10/15/20	6,500,000	6,386,250
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,541,250
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	2,000,000	2,085,000
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,618,750
8.250% due 04/15/17	9,500,000	10,378,750
8.500% due 04/15/20	2,000,000	2,190,000
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20 ~	3,000,000	2,992,500
7.500% due 04/01/21 ~	2,500,000	2,490,625
Intelsat Luxembourg SA (Luxembourg)
11.250% due 02/04/17	7,500,000	8,071,875
11.500% due 02/04/17	20,954,101	22,578,044
Level 3 Communications Inc 11.875% due 02/01/19 ~	2,000,000	2,162,500
Level 3 Escrow Inc 8.125% due 07/01/19 ~	1,000,000	1,007,500
Level 3 Financing Inc 9.250% due 11/01/14	1,937,000	2,002,373
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	3,191,250
Pacnet Ltd (Bermuda) 9.250% due 11/09/15 ~	2,000,000	1,920,000
Sable International Finance Ltd (Cayman) 7.750% due 02/15/17 ~	2,500,000	2,525,000
Sprint Capital Corp 6.875% due 11/15/28	4,000,000	3,810,000
Sprint Nextel Corp 6.000% due 12/01/16	6,500,000	6,524,375

		113,333,542

Utilities - 5.2%

Calpine Corp
7.250% due 10/15/17 ~	7,000,000	7,140,000
7.500% due 02/15/21 ~	5,250,000	5,381,250
7.875% due 01/15/23 ~	3,250,000	3,351,563
Dynegy Holdings Inc
7.500% due 06/01/15	2,000,000	1,620,000
7.625% due 10/15/26	4,700,000	3,196,000
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,200,000
7.750% due 06/15/16	2,000,000	1,810,000
Energy Future Holdings Corp 10.875% due 11/01/17	1,179,000	1,013,940
Foresight Energy LLC 9.625% due 08/15/17 ~	4,000,000	4,265,000
GenOn Energy Inc
9.500% due 10/15/18	2,000,000	2,090,000
9.875% due 10/15/20	4,000,000	4,200,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,726,928
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	2,020,000
NRG Energy Inc
7.625% due 01/15/18 ~	2,000,000	2,007,500
7.875% due 05/15/21 ~	2,000,000	2,000,000
RRI Energy Inc 7.875% due 06/15/17	2,000,000	2,020,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	3,695,990
15.000% due 04/01/21 ~	2,000,000	1,650,000
The AES Corp
7.375% due 07/01/21 ~	2,000,000	2,032,500
7.750% due 03/01/14	5,000,000	5,425,000
9.750% due 04/15/16	2,500,000	2,850,000
Wind Acquisition Finance SA (Luxembourg) 7.250% due 02/15/18 ~	2,500,000	2,606,250
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,154,800	5,966,681

		72,268,602

Total Corporate Bonds & Notes
(Cost $1,179,730,112)		1,221,905,845

CONVERTIBLE CORPORATE BONDS & NOTES - 0.7%

Energy - 0.3%

Peabody Energy Corp
4.750% due 12/15/66	3,000,000	3,682,500

Industrials - 0.2%

Greenbrier Cos Inc
3.500% due 04/01/18 ~	3,500,000	3,185,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

Telecommunication Services - 0.2%

Clearwire Communications LLC
8.250% due 12/01/40 ~	$3,500,000	$3,123,750

Total Convertible Corporate Bonds & Notes
(Cost $9,803,218)		9,991,250

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 1.0%

Chrysler Group LLC 6.000% due 05/24/17 §	2,000,000	1,953,334
Clear Channel Communications Inc Term B 3.836% due 01/28/16 §	3,000,000	2,536,407
Newsday LLC (Fixed Term Loan) 10.500% due 08/01/13	2,500,000	2,646,875
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	2,000,000	1,978,068
Univision Communications Inc (Initial Term Loan)
due 09/29/14 ¥	3,000,000	2,855,796
2.186% due 09/29/14 §	2,213,295	2,121,443

		14,091,923

Consumer Staples - 0.1%

Sprouts Farmers Markets Holdings LLC
6.000% due 04/18/18 §	997,500	991,266

Financials - 0.4%

First Data Corp Term B1 2.936% due 09/24/14 §	4,588,985	4,259,152
Nuveen Investments Inc (1st Lien) 3.257% due 11/13/14 §	2,000,000	1,977,812

		6,236,964

Health Care - 0.1%

CareStream Health Inc Term B
5.000% due 02/25/17 §	1,246,875	1,168,322

Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC
(Extended)
4.730% due 10/10/17 §	3,797,685	2,969,653

Total Senior Loan Notes
(Cost $25,434,095)		25,458,128

SHORT-TERM INVESTMENT - 8.0%

Repurchase Agreement - 8.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $110,980,035; collateralized by Federal Home Loan Bank: 0.250% due 06/29/12 and value $113,200,000)	$110,980,004	110,980,004

Total Short-Term Investment
(Cost $110,980,004)		110,980,004

TOTAL INVESTMENTS - 99.7%
(Cost $1,343,835,467)		1,386,726,012

OTHER ASSETS & LIABILITIES, NET - 0.3%		4,091,261

NET ASSETS - 100.0%		$1,390,817,273

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	18.2%
Energy	13.1%
Financials	12.0%
Materials	10.4%
Industrials	9.1%
Telecommunication Services	8.3%
Short-Term Investment	8.0%
Health Care	6.3%
Utilities	5.4%
Consumer Staples	4.8%
Information Technology	3.2%
Exchange-Traded Funds	0.9%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	8.1%
BBB	3.6%
BB	26.7%
B	39.4%
CCC	13.1%
CC	5.9%
C	1.0%
D	0.3%
Not Rated	1.9%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2011, 0.4% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $4,975,000 or 0.4% of the net assets as of June 30, 2011, which could be extended at the option of the borrower:

	Unfunded Loan		Unrealized
Borrower	Commitment	Market Value	Appreciation
Silgan Holdings Inc (Bridge Term Loan) Δ	$4,975,000	$5,000,000	$25,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-			Paid	Unrealized
Referenced Obligation	Rate	Date	party	Notional Amount (2)	Value (3)	(Received)	Appreciation
Dow Jones CDX HY16 5Y	5.000%	06/20/16	BRC	$15,000,000	$260,243	($75,000)	$335,243
Dow Jones CDX HY16 5Y	5.000%	06/20/16	JPM	20,000,000	346,990	(37,500)	384,490
Dow Jones CDX HY16 5Y	5.000%	06/20/16	MSC	10,000,000	173,495	(68,750)	242,245

					$780,728	($181,250)	$961,978

Total Swap Agreements					$780,728	($181,250)	$961,978

(1) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3) The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$5,366,100	$5,366,100	$-	$-
	Common Stocks (1)	459,750	459,750	-	-
	Exchange-Traded Funds	12,564,935	12,564,935	-	-
	Corporate Bonds & Notes	1,221,905,845	-	1,215,905,845	6,000,000
	Convertible Corporate Bonds & Notes	9,991,250	-	9,991,250	-
	Senior Loan Notes	25,458,128	-	25,458,128	-
	Short-Term Investment	110,980,004	-	110,980,004	-
	Unfunded Loan Commitment	5,000,000	-	-	5,000,000
	Derivatives:
	Credit Contracts
	Swaps	780,728	-	780,728	-

	Total	$1,392,506,740	$18,390,785	$1,363,115,955	$11,000,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

	Corporate	Unfunded Loan
	Bonds & Notes	Commitment	Total
Value, Beginning of Period	$-	$-	$-
Purchases	6,011,250	4,975,000	10,986,250
Sales	-	-	-
Accrued Discounts (Premiums)	(5)	-	(5)
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(11,245)	25,000	13,755
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$6,000,000	$5,000,000	$11,000,000

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($11,245)	$25,000	$13,755

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,392,000

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,392,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 40.6%

Consumer Discretionary - 1.2%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,661,875
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,708,750
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,076,250
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,137,948
7.450% due 07/15/17	400,000	474,575
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	3,195,000
6.750% due 05/15/18	3,900,000	4,338,750
7.875% due 05/01/12	5,500,000	5,747,500
Videotron Ltee (Canada) 6.875% due 01/15/14	3,800,000	3,861,750

		34,202,398

Consumer Staples - 0.6%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	6,718,177
UST Inc 6.625% due 07/15/12	8,900,000	9,407,371

		16,125,548

Energy - 1.5%

Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	3,700,000	3,876,860
7.343% due 04/11/13 ~	1,200,000	1,314,000
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	23,100,000	23,627,904
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	3,700,000	3,897,950
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	8,328,030

		41,044,744

Financials - 35.2%

Ally Financial Inc
3.466% due 02/11/14 §	13,000,000	12,783,836
3.647% due 06/20/14 §	11,700,000	11,448,310
8.300% due 02/12/15	300,000	336,000
American Express Co 7.250% due 05/20/14	3,500,000	4,004,388
American International Group Inc
0.305% due 04/03/12 §	JPY 370,000,000	4,567,847
5.600% due 10/18/16	$800,000	837,961
8.175% due 05/15/68 §	7,900,000	8,661,165
8.250% due 08/15/18	4,900,000	5,627,949
8.625% due 05/22/68 § ~	GBP 1,400,000	2,325,574
ANZ National International Ltd (New Zealand) 0.700% due 08/19/14 § ~	$10,000,000	10,069,960
Banco Mercantil del Norte SA (Mexico) 4.375% due 07/19/15 ~	1,200,000	1,225,500
Banco Santander Brasil SA (Brazil)
0.000% due 12/28/11 ~ Δ	1,500,000	1,487,700
4.500% due 04/06/15 ~	2,000,000	2,045,000
Bank of America Corp 0.924% due 06/11/12 §	GBP 2,500,000	3,984,495
Barclays Bank PLC ‘NY’ (United Kingdom) 1.345% due 12/16/11 §	$59,800,000	60,072,568
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	9,100,000	9,327,500
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	10,027,711
BRFkredit AS (Denmark) 0.528% due 04/15/13 § ~	1,900,000	1,901,683
CIT Group Inc
7.000% due 05/01/14	89,317	90,545
7.000% due 05/01/15	160,161	160,762
7.000% due 05/01/16	266,936	266,269
7.000% due 05/01/17	373,711	373,244
Citigroup Inc
1.111% due 02/15/13 §	21,100,000	21,027,690
2.262% due 08/13/13 §	7,912,000	8,065,097
5.250% due 02/27/12	6,700,000	6,895,325
5.300% due 10/17/12	48,100,000	50,490,378
6.000% due 12/13/13	5,600,000	6,090,851
6.400% due 03/27/13	EUR 5,000,000	7,642,151
Commonwealth Bank of Australia (Australia)
0.525% due 09/17/14 § ~	$8,100,000	8,113,746
0.705% due 07/12/13 § ~	69,400,000	69,403,539
0.747% due 06/25/14 § ~	18,500,000	18,648,888
Countrywide Financial Corp
0.708% due 05/07/12 §	4,000,000	4,002,056
5.800% due 06/07/12	13,612,000	14,202,148
DanFin Funding Ltd (Ireland) 0.976% due 07/16/13 § ~	7,400,000	7,401,606
Dexia Credit Local SA (France)
0.753% due 04/29/14 § ~	68,400,000	68,191,996
0.896% due 09/23/11 § ~	7,300,000	7,307,738
Dexia Credit Local SA ‘NY’ (France) 0.652% due 03/05/13 § ~	9,450,000	9,427,878
FIH Erhvervsbank AS (Denmark) 2.000% due 06/12/13 ~	2,200,000	2,249,559
Ford Motor Credit Co LLC
7.000% due 10/01/13	1,100,000	1,178,051
7.250% due 10/25/11	10,800,000	10,962,907
7.800% due 06/01/12	2,200,000	2,301,222
General Motors Acceptance Corp
6.875% due 09/15/11	3,000,000	3,026,250
7.000% due 02/01/12	9,300,000	9,499,950
HCP Inc 6.700% due 01/30/18	3,000,000	3,356,700
HSBC Finance Corp 1.499% due 04/05/13 §	EUR 600,000	861,537
Hyundai Capital Services (South Korea) 4.375% due 07/27/16 ~	$5,300,000	5,438,176
ICICI Bank Ltd (India) 2.008% due 02/24/14 § ~	1,300,000	1,292,842
ING Bank Australia Ltd (Australia) 5.668% due 06/24/14 §	AUD 2,000,000	2,159,821
ING Bank NV (Netherlands) 1.596% due 10/18/13 § ~	$15,700,000	15,841,740
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	23,260,000	23,781,815
Lehman Brothers Holdings Inc
2.520% due 11/24/08 § Ψ	900,000	236,250
2.649% due 12/23/08 § Ψ	3,600,000	945,000
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,480,494
6.200% due 09/26/14 Ψ	$1,900,000	515,375
6.875% due 05/02/18 Ψ	7,000,000	1,916,250
7.000% due 09/27/27 Ψ	1,700,000	452,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	$3,600,000	$3,821,234
Macquarie Bank Ltd (Australia) 2.600% due 01/20/12 ~	2,320,000	2,349,074
Marsh & McLennan Cos Inc 5.750% due 09/15/15	6,000,000	6,597,138
Merrill Lynch & Co Inc
0.482% due 06/05/12 §	3,000,000	2,995,140
1.004% due 02/21/12 §	GBP 700,000	1,118,069
1.600% due 02/16/12 §	EUR 5,000,000	7,231,403
1.621% due 01/31/14 §	1,500,000	2,127,111
1.699% due 08/09/13 §	2,900,000	4,130,405
2.276% due 09/27/12 §	2,000,000	2,844,645
5.450% due 02/05/13	$9,000,000	9,549,315
6.050% due 08/15/12	8,000,000	8,423,056
Morgan Stanley
0.590% due 01/09/14 §	3,200,000	3,121,734
1.730% due 11/29/13 §	EUR 900,000	1,272,632
1.760% due 03/01/13 §	600,000	860,529
1.874% due 01/24/14 §	$3,400,000	3,426,442
2.761% due 05/14/13 §	29,656,000	30,464,986
National Australia Bank Ltd (Australia) 0.793% due 07/08/14 § ~	125,700,000	126,977,615
Santander US Debt SA Unipersonal (Spain) 1.046% due 03/30/12 § ~	41,700,000	41,712,593
SLM Corp
4.182% due 03/15/12 §	223,000	223,847
4.682% due 03/17/14 §	1,535,000	1,524,071
4.732% due 02/01/14 §	1,055,000	1,049,714
4.802% due 01/31/14 §	2,472,000	2,453,040
4.807% due 11/21/13 §	300,000	300,306
5.132% due 12/15/13 §	200,000	195,444
8.450% due 06/15/18	2,912,000	3,198,960
The Goldman Sachs Group Inc
0.697% due 03/22/16 §	18,500,000	17,466,405
1.720% due 11/15/14 §	EUR 7,500,000	10,561,705
The Royal Bank of Scotland Group PLC (United Kingdom)
1.174% due 04/23/12 §	$1,800,000	1,811,095
1.450% due 10/20/11 ~	52,000,000	52,173,992
1.653% due 10/15/12 §	4,200,000	4,255,965
2.625% due 05/11/12 ~	23,000,000	23,439,277
2.679% due 08/23/13 §	8,300,000	8,518,373
3.000% due 12/09/11 ~	4,800,000	4,855,421
UBS AG (Switzerland) 2.250% due 08/12/13	30,000,000	30,525,690
Vita Capital III Ltd (Cayman) 1.366% due 01/01/12 § ~ Δ	2,400,000	2,382,960
Westpac Banking Corp (Australia)
0.530% due 09/10/14 § ~	2,900,000	2,905,777
3.585% due 08/14/14 ~	12,300,000	13,103,793
Westpac Securities NZ Ltd (New Zealand) 2.500% due 05/25/12 ~	7,800,000	7,927,733

		993,930,307

Health Care - 0.0%

Cardinal Health Inc
6.000% due 06/15/17	250,000	282,502

Industrials - 1.3%

Con-way Inc 7.250% due 01/15/18	7,000,000	7,707,343
International Lease Finance Corp
0.635% due 07/01/11 §	3,290,000	3,290,000
5.625% due 09/20/13	3,400,000	3,463,750
6.500% due 09/01/14 ~	2,900,000	3,088,500
6.625% due 11/15/13	3,200,000	3,328,000
6.750% due 09/01/16 ~	2,500,000	2,675,000
7.125% due 09/01/18 ~	5,100,000	5,482,500
Masco Corp 6.125% due 10/03/16	5,300,000	5,447,806
RACERS CLO 0.476% due 07/25/17 § ~	2,973,409	2,913,655

		37,396,554

Materials - 0.6%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,564,942
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,423,132
The Dow Chemical Co 4.850% due 08/15/12	4,300,000	4,491,892
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	3,903,633

		17,383,599

Telecommunication Services - 0.2%

Embarq Corp
6.738% due 06/01/13	5,000,000	5,417,495

Utilities - 0.0%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	547,513

Total Corporate Bonds & Notes
(Cost $1,126,760,756)		1,146,330,660

SENIOR LOAN NOTES - 0.2%

Consumer Discretionary - 0.1%

Ford Motor Co Term B1
2.940% due 12/16/13 §	1,303,463	1,304,311

Financials - 0.0%

CIT Group Inc Term 3
6.250% due 08/11/15 §	1,000,000	1,007,857

Telecommunication Services - 0.1%

Vodafone Americas Finance 2 (PIK Term Loan)
6.875% due 08/11/15 §	2,588,324	2,678,916

Total Senior Loan Notes
(Cost $4,860,949)		4,991,084

MORTGAGE-BACKED SECURITIES - 16.2%

Collateralized Mortgage Obligations - Commercial - 3.9%

Banc of America Commercial Mortgage Inc
0.360% due 06/10/49 " § ~	892,008	862,142
5.414% due 09/10/47 "	2,500,000	2,673,225
5.624% due 06/10/49 " §	3,792,007	4,041,808
5.731% due 05/10/45 " §	1,400,000	1,550,073
5.731% due 02/10/51 " §	2,900,000	3,153,561
Banc of America Large Loan Inc
0.697% due 08/15/29 " § ~	14,492,936	13,376,993
5.614% due 06/24/50 " § ~	1,600,000	1,756,639
5.672% due 02/17/51 " § ~	1,700,000	1,860,083
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.886% due 11/15/44 " §	900,000	982,433

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Commercial Mortgage Pass-Through Certificates 3.156% due 07/10/46 " ~	$4,443,956	$4,477,495
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/39 " § ~	6,900,000	7,482,191
5.905% due 06/15/39 " §	4,140,000	4,384,515
GE Capital Commercial Mortgage Corp 4.706% due 05/10/43 "	145,471	145,405
GS Mortgage Securities Corp II
1.317% due 03/06/20 " § ~	2,500,000	2,455,005
4.592% due 08/10/43 " ~	13,025,000	13,106,325
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,694,058
5.429% due 12/12/43 "	1,650,000	1,781,683
5.794% due 02/12/51 " §	4,000,000	4,345,413
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	452,946
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	754,397
Morgan Stanley Capital I
0.247% due 10/15/20 " § ~	3,870,649	3,778,157
6.074% due 06/11/49 " §	3,200,000	3,501,229
RBSCF Trust
5.695% due 09/16/40 " § ~	4,000,000	4,412,162
6.213% due 12/16/49 " § ~	400,000	437,809
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/20 " § ~	14,345,777	13,018,238
0.277% due 09/15/21 " § ~	10,934,373	10,549,650
5.088% due 08/15/41 " §	2,800,000	2,996,285

		110,029,920

Collateralized Mortgage Obligations - Residential - 10.5%

American Home Mortgage Assets 0.978% due 02/25/47 " §	6,174,516	2,972,480
Arran Residential Mortgages Funding PLC (United Kingdom)
2.620% due 05/16/47 " § ~	EUR 2,017,003	2,922,931
2.874% due 11/19/47 " § ~	4,600,000	6,669,360
Banc of America Funding Corp 5.775% due 01/20/47 " §	$3,458,547	2,309,038
Banc of America Mortgage Securities Inc
2.867% due 06/25/35 " §	1,068,518	912,949
3.073% due 08/25/35 " §	905,353	750,409
5.060% due 11/25/34 " §	259,062	235,258
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/35 " §	1,740,220	1,644,607
2.731% due 03/25/35 " §	1,675,735	1,575,532
2.769% due 03/25/35 " §	2,087,469	1,632,986
5.020% due 01/25/35 " §	1,023,910	924,884
Bear Stearns Alt-A Trust
2.649% due 01/25/36 " §	4,955,561	2,647,930
2.916% due 09/25/35 " §	19,164,953	13,974,432
Bear Stearns Structured Products Inc
2.656% due 01/26/36 " §	16,822,001	10,806,714
5.027% due 12/26/46 " §	7,562,228	5,044,282
Chase Mortgage Finance Corp 2.787% due 02/25/37 " §	412,431	372,458
ChaseFlex Trust 6.000% due 02/25/37 "	977,169	750,249
Chevy Chase Mortgage Funding Corp 0.316% due 05/25/48 " § ~	266,946	113,496
Citigroup Mortgage Loan Trust Inc
0.256% due 01/25/37 " § ~	690,479	384,238
2.370% due 08/25/35 " §	1,719,193	1,640,835
2.450% due 08/25/35 " §	1,576,738	1,374,475
2.660% due 12/25/35 " §	247,193	221,181
2.869% due 08/25/35 " §	2,248,977	1,140,952
5.661% due 09/25/37 " §	195,369	131,575
Countrywide Alternative Loan Trust
0.396% due 07/25/46 " §	2,392,704	1,517,647
0.466% due 12/25/35 " §	148,430	99,234
5.500% due 06/25/35 "	2,200,000	1,837,451
6.000% due 01/25/37 "	2,141,465	1,377,512
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/35 " §	173,626	105,247
0.526% due 06/25/35 " § ~	1,408,272	1,277,233
2.903% due 11/19/33 " §	238,294	235,138
2.923% due 08/25/34 " §	109,917	82,214
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.286% due 10/25/36 " §	113,506	49,032
Fannie Mae
0.246% due 12/25/36 - 07/25/37 " §	5,119,078	5,050,692
0.336% due 08/25/34 " §	736,868	709,326
0.536% due 07/25/37 - 05/25/42 " §	744,201	746,004
2.534% due 05/25/35 " §	3,130,463	3,259,791
5.950% due 02/25/44 "	556,767	562,404
Fosse Master Issuer PLC (United Kingdom) 1.619% due 10/18/54 " § ~	13,300,000	13,281,820
Freddie Mac
0.337% due 10/15/20 " §	9,587,673	9,573,660
0.417% due 02/15/19 " §	18,873,255	18,884,645
0.537% due 12/15/30 " §	209,251	209,419
0.637% due 08/15/33 " §	11,960,880	12,007,533
4.500% due 02/15/17 "	246,658	248,089
5.500% due 03/15/17 "	722,599	731,382
Freddie Mac Structured Pass-Through Securities
1.484% due 10/25/44 " §	16,172,328	16,244,188
1.495% due 02/25/45 " §	4,803,206	4,743,749
Granite Master Issuer PLC (United Kingdom)
0.226% due 12/20/54 " §	3,514,981	3,332,202
0.276% due 12/20/54 " §	784,666	743,863
0.286% due 12/20/54 " §	931,790	883,337
Granite Mortgages PLC (United Kingdom) 1.015% due 09/20/44 " § ~	GBP 2,846,766	4,397,585
Greenpoint Mortgage Funding Trust
0.406% due 06/25/45 " §	$1,739,275	1,157,948
0.456% due 11/25/45 " §	876,321	541,241
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	641,353	652,394
GSR Mortgage Loan Trust
2.769% due 05/25/35 " §	2,925,349	2,364,870
2.804% due 01/25/36 " §	5,652,607	4,648,992
3.042% due 01/25/35 " §	1,506,195	1,344,795
Harborview Mortgage Loan Trust
0.386% due 09/19/46 " §	3,185,635	1,965,105
0.426% due 03/19/36 " §	6,147,773	3,656,133
0.466% due 02/19/36 " §	326,706	193,309
Holmes Master Issuer PLC (United Kingdom) 2.677% due 10/15/54 " § ~	EUR 25,300,000	36,834,881
Impac CMB Trust 1.186% due 07/25/33 " §	$414,188	387,538
Imperial Savings Association 6.576% due 02/25/18 " §	1,109	1,096
IndyMac Index Mortgage Loan Trust
0.396% due 05/25/46 " §	1,538,979	970,222
0.426% due 07/25/35 " §	634,856	388,287
2.664% due 12/25/34 " §	2,311,749	1,729,551
JPMorgan Mortgage Trust
2.968% due 07/25/35 " §	1,224,070	1,166,361
3.079% due 08/25/35 " §	1,193,971	972,724
3.141% due 08/25/35 " §	1,552,280	1,306,155
5.423% due 07/27/37 " § ~	1,934,743	1,625,328
5.433% due 09/25/35 " §	420,724	394,028
MASTR Adjustable Rate Mortgages Trust 2.836% due 11/21/34 " §	1,151,168	1,133,894

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Mellon Residential Funding Corp
0.627% due 12/15/30 " §	$834,962	$772,751
0.887% due 11/15/31 " §	1,449,472	1,338,559
Merrill Lynch Mortgage Investors Inc
5.426% due 12/25/35 " §	851,217	740,565
5.765% due 03/25/36 " §	8,562,204	5,593,196
MLCC Mortgage Investors Inc
0.436% due 11/25/35 " §	1,357,155	1,168,750
5.711% due 06/25/37 " §	1,683,422	1,504,847
NCUA Guaranteed Notes
0.635% due 10/07/20 " §	10,888,242	10,908,711
0.745% due 12/08/20 " §	12,107,976	12,176,991
Residential Accredit Loans Inc 0.486% due 08/25/35 " §	671,485	408,487
Ryland Mortgage Securities Corp 4.947% due 10/01/27 " §	31,036	24,840
Securitized Asset Sales Inc 2.565% due 11/26/23 " §	14,089	13,605
Sequoia Mortgage Trust 0.536% due 10/19/26 " §	867,232	775,264
Structured Adjustable Rate Mortgage Loan Trust
1.678% due 01/25/35 " §	640,380	408,156
2.580% due 02/25/34 " §	215,409	203,741
2.638% due 08/25/35 " §	1,402,188	1,098,490
Structured Asset Mortgage Investments Inc
0.316% due 03/25/37 " §	197,756	113,763
0.406% due 05/25/36 " §	1,324,923	741,245
0.436% due 07/19/35 " §	1,266,901	889,526
0.466% due 02/25/36 " §	1,558,762	974,402
0.516% due 10/19/34 " §	646,842	578,090
Structured Asset Securities Corp
0.236% due 05/25/36 " §	7,398	7,306
2.313% due 01/25/32 " §	20,025	17,232
2.750% due 10/25/35 " § ~	556,527	450,410
Swan (Australia) 6.190% due 04/25/41 " §	AUD 1,417,774	1,532,059
Washington Mutual Mortgage Pass-Through Certificates
0.446% due 11/25/45 " §	$963,310	803,787
1.048% due 05/25/47 " §	2,222,300	1,493,475
1.278% due 02/25/46 " §	900,433	680,045
1.278% due 08/25/46 " §	17,934,183	11,820,501
1.478% due 11/25/42 " §	117,583	101,355
1.778% due 11/25/46 " §	629,807	467,864
2.576% due 06/25/33 " §	1,606,384	1,592,660
5.523% due 08/25/35 " §	1,494,361	1,311,870
Wells Fargo Mortgage-Backed Securities Trust
2.760% due 11/25/34 " §	491,932	478,076
2.832% due 09/25/34 " §	718,959	716,898
3.149% due 07/25/36 " §	6,128,268	4,960,453
4.981% due 12/25/34 " §	1,319,519	1,258,667
5.620% due 04/25/36 " §	1,000,000	938,195

		295,843,332

Fannie Mae - 1.5%

1.495% due 07/01/44 - 10/01/44 " §	598,939	603,521
1.513% due 11/01/42 " §	146,196	146,185
2.140% due 12/01/34 " §	283,451	294,963
2.320% due 01/01/25 " §	67,902	70,760
2.381% due 05/01/35 " §	81,222	85,226
2.410% due 11/01/35 " §	268,557	279,473
2.489% due 12/01/22 " §	22,422	23,570
2.680% due 11/01/34 " §	7,037,553	7,420,655
2.716% due 08/01/17 " §	354,821	360,203
3.323% due 03/01/18 " §	230,831	239,940
3.570% due 02/01/36 " §	101,877	102,937
3.593% due 07/01/26 " §	20,942	21,588
4.500% due 04/01/23 - 04/01/24 "	24,404,287	25,942,381
4.737% due 03/01/35 " §	751,339	789,314
4.750% due 03/01/35 " §	234,421	237,982
4.860% due 03/01/35 " §	70,736	71,799
4.869% due 04/01/35 " §	1,036,705	1,090,877
4.994% due 08/01/24 " §	23,334	23,875
5.000% due 03/01/24 " §	924	946
5.158% due 10/01/35 " §	612,764	650,050
5.216% due 09/01/35 " §	638,581	681,889
5.332% due 11/01/35 " §	931,920	1,002,669
5.375% due 01/01/36 " §	975,355	1,048,878
5.513% due 03/01/36 " §	634,329	684,743

		41,874,424

Freddie Mac - 0.3%

2.489% due 01/01/34 " §	570,438	597,031
2.909% due 08/01/35 " §	39,056	40,726
5.130% due 10/01/35 " §	388,339	415,585
5.699% due 03/01/36 " §	398,574	431,344
6.282% due 09/01/36 " §	3,065,395	3,180,318
6.613% due 07/01/36 " §	3,856,092	3,989,397

		8,654,401

Government National Mortgage Association - 0.0%

2.125% due 10/20/24 - 12/20/26 " §	63,312	65,301
2.375% due 01/20/27 " §	34,193	35,395
2.500% due 02/20/25 " §	31,310	32,444
2.625% due 09/20/22 - 07/20/25 " §	134,932	139,945
3.375% due 05/20/23 - 05/20/26 " §	47,413	49,447

		322,532

Total Mortgage-Backed Securities
(Cost $480,281,531)		456,724,609

ASSET-BACKED SECURITIES - 2.2%

ACE Securities Corp 0.236% due 12/25/36 " §	96,871	94,899
Alzette European SA CLO (Luxembourg) 0.567% due 12/15/20 " § ~	1,536,760	1,490,866
AMMC CLO (Cayman) 0.482% due 05/03/18 " § ~	900,000	880,562
Amortizing Residential Collateral Trust 0.766% due 07/25/32 " §	125,612	113,172
Aquilae PLC CLO (Ireland) 1.469% due 01/17/23 " § ~	EUR 473,248	643,093
Asset-Backed Funding Certificates 0.246% due 01/25/37 " §	$6,441	6,426
Asset-Backed Securities Corp Home Equity 0.266% due 05/25/37 " §	361,366	306,108
Ballyrock II Ltd CLO ‘B’ (Cayman) 1.210% due 11/20/15 " § ~	800,000	755,613
Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/36 " §	26,790	25,766
0.256% due 12/25/36 " §	357,814	335,887
0.296% due 11/25/36 " §	1,250,735	892,397
0.516% due 01/25/36 " §	5,630	5,616
0.846% due 10/25/32 " §	72,784	64,481
1.186% due 10/25/37 " §	2,620,073	1,622,103
Citigroup Mortgage Loan Trust Inc
0.226% due 12/25/36 " §	343,594	330,893
0.266% due 01/25/37 " §	1,034,465	754,684
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	194,056	206,856
Countrywide Asset-Backed Certificates
0.266% due 10/25/47 " §	223,828	220,747
0.376% due 06/25/36 " §	1,000,173	842,932
0.436% due 04/25/36 " §	698,873	616,700
Credit-Based Asset Servicing & Securitization LLC 0.256% due 01/25/37 " §	304,651	87,475

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Duane Street CLO (Cayman) 0.518% due 11/08/17 " § ~	$2,620,014	$2,532,579
Equity One Asset-Backed Securities Inc 0.486% due 04/25/34 " §	503,097	381,106
First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/36 " §	148,386	147,695
0.556% due 12/25/34 " §	9,785	9,680
Ford Credit Auto Owner Trust 1.607% due 06/15/12 " §	209,101	209,208
Freddie Mac Structured Pass-Through Securities 0.446% due 08/25/31 " §	267,749	260,340
GSAMP Trust 0.256% due 10/25/36 " §	1,138	1,116
Harbourmaster Ltd CLO (Netherlands) 1.731% due 06/15/20 " § ~	EUR 714,425	975,209
Harvest I SA CLO (Luxembourg) 2.003% due 03/29/17 " § ~	966,644	1,338,818
HFC Home Equity Loan Trust 0.496% due 01/20/35 " §	$459,033	404,749
Home Equity Asset Trust 0.246% due 05/25/37 " §	383,865	375,251
HSI Asset Securitization Corp Trust 0.236% due 10/25/36 " §	44,614	33,670
JPMorgan Mortgage Acquisition Corp 0.246% due 03/25/47 " §	158,947	133,324
LCM LP CDO (Cayman) 0.477% due 03/21/19 " § ~	600,000	568,201
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " § ~	EUR 2,459,696	3,595,784
Merrill Lynch First Franklin Mortgage Loan Trust 0.246% due 07/25/37 " §	$97,725	95,705
Merrill Lynch Mortgage Investors Inc 0.256% due 07/25/37 " §	43,140	42,269
Morgan Stanley Asset-Backed Securities Capital I 0.226% due 01/25/37 " §	304,679	296,644
Morgan Stanley IXIS Real Estate Capital Trust 0.236% due 11/25/36 " §	2,394	826
Nationstar Home Equity Loan Trust 0.246% due 06/25/37 " §	79,018	77,979
Nautique Funding Ltd CDO 0.528% due 04/15/20 " § ~	962,297	899,502
Navigare Funding Ltd CLO 0.520% due 05/20/19 " § ~	1,400,000	1,362,379
Navigator Ltd CDO (Cayman) 1.111% due 11/15/15 " § ~	565,349	550,377
New Century Home Equity Loan Trust 0.366% due 05/25/36 " §	1,199,429	734,508
NYLIM Flatiron Ltd CLO (Cayman) 0.488% due 08/08/20 " § ~	1,300,000	1,229,347
Park Place Securities Inc 0.446% due 09/25/35 " §	107,892	96,775
Penta SA CLO (Luxembourg) 1.934% due 06/04/24 " § ~	EUR 7,068,644	9,371,092
Popular ABS Mortgage Pass-Through Trust 0.276% due 06/25/47 " §	$2,637,368	2,336,253
Renaissance Home Equity Loan Trust 0.946% due 12/25/32 " §	217,275	156,004
Securitized Asset-Backed Receivables LLC Trust 0.226% due 01/25/37 " §	336,371	321,791
SLC Student Loan Trust 0.371% due 08/15/19 " §	184,994	184,701
SLM Student Loan Trust
1.429% due 10/25/23 " § ~	EUR 5,000,000	6,801,838
1.741% due 09/15/21 " § ~	1,083,309	1,537,327
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$4,889,271	5,314,932
Soundview Home Equity Loan Trust 0.246% due 11/25/36 " § ~	207,348	65,259
Specialty Underwriting & Residential Finance 0.246% due 01/25/38 " §	99,453	90,029
Structured Asset Securities Corp
0.236% due 10/25/36 " §	46,797	46,682
1.686% due 04/25/35 " §	2,153,304	1,733,591
Symphony Ltd CLO (Cayman) 0.501% due 05/15/19 " § ~	6,500,000	6,156,196
Wood Street BV CLO (Netherlands) 1.763% due 03/29/21 " § ~	EUR 1,675,343	2,314,639

Total Asset-Backed Securities
(Cost $63,619,552)		63,080,651

U.S. GOVERNMENT AGENCY ISSUE - 0.1%

Fannie Mae
5.375% due 04/11/22	$3,050,000	3,156,424

Total U.S. Government Agency Issue
(Cost $3,154,715)		3,156,424

U.S. TREASURY OBLIGATIONS - 81.2%

U.S. Treasury Inflation Protected Securities - 81.2%

0.125% due 04/15/16 ∧ ‡	34,381,125	35,154,700
0.500% due 04/15/15 ∧	4,305,999	4,492,366
0.625% due 04/15/13 ∧	2,882,979	2,969,469
1.125% due 01/15/21 ∧	5,910,483	6,136,281
1.250% due 04/15/14 ∧	3,229,970	3,427,553
1.250% due 07/15/20 ∧	21,899,714	23,160,656
1.375% due 07/15/18 ∧	3,086,540	3,351,307
1.375% due 01/15/20 ∧	18,789,547	20,145,927
1.625% due 01/15/15 ∧	36,806,960	39,550,786
1.625% due 01/15/18 ∧	3,670,789	4,038,154
1.750% due 01/15/28 ∧	2,801,391	2,934,457
1.875% due 07/15/13 ∧	16,601,372	17,645,449
1.875% due 07/15/15 ∧ ‡	146,260,932	160,624,467
1.875% due 07/15/19 ∧ ‡	14,438,138	16,145,896
2.000% due 01/15/14 ∧	28,865,580	31,113,949
2.000% due 07/15/14 ∧ ‡	7,360,193	8,030,662
2.000% due 01/15/16 ∧	135,239,180	148,469,882
2.000% due 01/15/26 ∧	215,934,726	235,068,651
2.125% due 01/15/19 ∧	21,993,510	24,988,410
2.125% due 02/15/40 ∧	2,975,372	3,236,182
2.125% due 02/15/41 ∧	50,896,372	54,815,793
2.375% due 01/15/17 ∧	137,637,038	156,912,592
2.375% due 01/15/25 ∧ ‡	126,912,006	145,473,197
2.375% due 01/15/27 ∧ ‡	169,838,070	193,033,385
2.500% due 07/15/16 ∧	189,413,302	215,807,900
2.500% due 01/15/29 ∧	2,555,436	2,972,292
2.625% due 07/15/17 ∧	12,205,463	14,199,335
3.000% due 07/15/12 ∧ ‡	224,400,554	232,868,825
3.375% due 01/15/12 ∧ ‡	111,624,252	113,524,412
3.375% due 04/15/32 ∧	1,317,482	1,744,223
3.625% due 04/15/28 ∧ ‡	114,166,308	149,797,346
3.875% due 04/15/29 ∧	160,698,686	219,634,680

		2,291,469,184

Total U.S. Treasury Obligations
(Cost $2,292,666,642)		2,291,469,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 7.2%

Australia Government Bond (Australia)
2.500% due 09/20/30	AUD 4,200,000	$4,568,706
3.000% due 09/20/25	8,900,000	10,641,928
4.000% due 08/20/20	10,000,000	17,964,374
Canadian Government Bond (Canada) 2.750% due 09/01/16	CAD 2,500,000	2,637,540
Export-Import Bank of Korea (South Korea) 0.466% due 10/04/11 § ~	$4,400,000	4,401,250
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16	EUR 29,128,341	41,875,876
2.100% due 09/15/21	11,874,810	16,115,538
2.350% due 09/15/19	18,146,486	25,736,213
2.600% due 09/15/23	5,817,651	8,190,196
Italy Certification di Credito Del Tesoro (Italy) 2.426% due 10/15/17 § ~	900,000	1,256,042
New South Wales Treasury Corp (Australia) 2.750% due 11/20/25	AUD 14,400,000	16,644,752
Societe Financement de l’Economie Francaise (France)
0.476% due 07/16/12 § ~	$50,100,000	50,265,330
2.125% due 01/30/12 ~	1,800,000	1,817,327
3.375% due 05/05/14 ~	800,000	848,826

Total Foreign Government Bonds & Notes
(Cost $192,004,729)		202,963,898

MUNICIPAL BONDS - 0.2%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	650,000	488,169
5.875% due 06/01/47	100,000	73,045
6.000% due 06/01/42	2,100,000	1,557,759
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	197,625
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	4,335,000	3,214,923

Total Municipal Bonds
(Cost $7,165,592)		5,531,521

PURCHASED OPTIONS - 0.0%
(See Note (l) in Notes to Schedule of Investments)
(Cost $173,145)		173,052

SHORT-TERM INVESTMENTS - 18.3%

Foreign Government Issue - 8.8%

Japanese Treasury Discount Bills (Japan)
0.103% due 07/25/11	JPY 19,990,000,000	248,290,728

U.S. Treasury Bills - 0.5%

0.011% due 08/25/11	$760,000	759,988
0.025% due 08/04/11 ‡	770,000	769,982
0.050% due 09/15/11 ‡	580,000	579,988
0.070% due 09/15/11 ‡	1,160,000	1,159,976
0.140% due 09/08/11 ‡	720,000	719,993
0.150% due 08/29/11 ‡	5,420,000	5,419,837
0.158% due 09/15/11 ‡	1,130,000	1,129,976
0.164% due 09/01/11 ‡	280,000	279,994
0.175% due 08/18/11 ‡	2,041,000	2,040,873
0.298% due 07/28/11 ‡	230,000	229,973

		13,090,580

Repurchase Agreements - 9.0%

Barclays PLC 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $2,500,001; collateralized by U.S. Treasury Inflation Protected Securities: 0.875% due 07/15/15 and value $2,942,280)	2,500,000	2,500,000
Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $1,558,667; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $1,590,000)	1,558,666	1,558,666
JPMorgan Chase & Co 0.040% due 07/01/11 (Dated 06/30/11, repurchase price of $7,500,008; collateralized by Federal Farm Credit Bank: 2.270% due 12/24/13 and value $7,666,332)	7,500,000	7,500,000
JPMorgan Chase & Co 0.040% due 07/01/11 (Dated 06/30/11, repurchase price of $135,000,150; collateralized by Freddie Mac: 0.126% due 11/02/12 and value $137,880,139)	135,000,000	135,000,000
Merrill Lynch & Co Inc 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $22,400,006; collateralized by U.S. Treasury Bonds: 4.750% due 02/15/37 and value $23,280,160)	22,400,000	22,400,000
Morgan Stanley 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $14,200,004; collateralized by U.S. Treasury Bills: 0.200% due 06/28/12 and value $14,579,000)	14,200,000	14,200,000
Morgan Stanley 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $14,200,004; collateralized by U.S. Treasury Notes: 1.500% due 06/30/16 and value $14,499,839)	14,200,000	14,200,000
The Goldman Sachs Group Inc 0.300% due 07/01/11 (Dated 06/02/11, repurchase price of $57,667,159; collateralized by FMS Wertmanagement: 2.000% due 11/15/12 and value $58,359,548) Δ	57,622,981	57,622,981

		254,981,647

Total Short-Term Investments
(Cost $510,711,954)		516,362,955

TOTAL INVESTMENTS - 166.3%
(Cost $4,684,599,565)		4,694,176,038

TOTAL SECURITIES SOLD SHORT - (0.0%)
(See Note (g) in Notes to Schedule of Investments)
(Proceeds $1,082,656)		(1,079,219)

OTHER ASSETS & LIABILITIES, NET - (66.3%)		(1,870,350,592)

NET ASSETS - 100.0%		$2,822,746,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	81.2%
Corporate Bonds & Notes	40.6%
Short-Term Investments	18.3%
Mortgage-Backed Securities	16.2%
Foreign Government Bonds & Notes	7.2%
Asset-Backed Securities	2.2%
Municipal Bonds	0.2%
Senior Loan Notes	0.2%
Convertible Preferred Stocks	0.1%
U.S. Government Agency Issue	0.1%

166.3%
Securities Sold Short	(0.0%)
Other Assets & Liabilities, Net	(66.3%)

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	62.7%
A-1 (Short-Term Debt only)	10.7%
AA	4.0%
A	7.3%
BBB	3.8%
BB	1.5%
B	1.4%
CC	1.3%
Not Rated	7.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $5,545,994 or 0.2% of the net assets were in default as of June 30, 2011.

(e)	As of June 30, 2011, 2.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2011, investments with total aggregate values of $2,887,989, $15,351,777, $8,171,194 and $11,250,015 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively.

(g)	Securities sold short outstanding as of June 30, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae 5.500% due 08/11/41	$1,000,000	($1,079,219)

Total Securities sold short
(Proceeds $1,082,656)		($1,079,219)

(h)	Open futures contracts outstanding as of June 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
3-Month Euribor (06/12)	137	EUR 137,000,000	$155,317
3-Month Euribor (09/12)	137	137,000,000	189,994
3-Month Euribor (12/12)	137	137,000,000	207,903
3-Month Euribor (03/13)	137	137,000,000	213,323
Eurodollar (09/11)	546	$546,000,000	103,872
Eurodollar (12/11)	608	608,000,000	239,400
Eurodollar (03/12)	1,308	1,308,000,000	1,003,000
Eurodollar (06/12)	275	275,000,000	239,938
Eurodollar (09/12)	394	394,000,000	215,715
Eurodollar (12/12)	244	244,000,000	(27,142)
Eurodollar (03/13)	267	267,000,000	(80,661)

Total Futures Contracts			$2,460,659

(i)	A reverse repurchase agreement outstanding as of June 30, 2011 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
CSF	0.140%	06/07/11	10/07/11	$15,498,350	$15,491,000

(j)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended June 30, 2011 was $112,581,217 at a weighted average interest rate of 0.253%.

(k)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	17,000,000	07/11	CIT	$122,049
Sell	AUD	42,724,000	07/11	DUB	(1,161,924)
Buy	BRL	45,797,521	08/11	UBS	822,445
Sell	BRL	45,797,521	08/11	BRC	(510,626)
Buy	BRL	45,797,521	09/11	BRC	500,763
Sell	BRL	17,496,000	09/11	HSB	(263,789)
Buy	CAD	27,571,000	09/11	DUB	545,877
Buy	CAD	11,961,000	09/11	RBC	251,242
Sell	CAD	16,435,000	09/11	RBC	(384,341)
Buy	CNY	21,812,000	11/11	BRC	29,573
Buy	CNY	6,862,000	11/11	BRC	(2,695)
Buy	CNY	2,751,571	11/11	HSB	(1,381)
Buy	CNY	19,560,000	11/11	JPM	(7,910)
Buy	CNY	19,462,960	11/11	RBS	13,890
Sell	CNY	75,939,770	11/11	CIT	(9,596)
Buy	CNY	3,276,000	02/12	BRC	(1,584)
Buy	CNY	123,616,090	02/12	DUB	233,276
Buy	EUR	6,370,000	07/11	BNP	126,016
Buy	EUR	2,499,000	07/11	BOA	101,622
Buy	EUR	135,000	07/11	CIT	(4,165)
Buy	EUR	49,372,000	07/11	RBC	1,158,523
Sell	EUR	244,000	07/11	BNP	487

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	31,330,000	07/11	BNP	($582,613)
Sell	EUR	10,127,000	07/11	CIT	258,085
Sell	EUR	28,516,000	07/11	CIT	(735,543)
Sell	EUR	54,869,000	07/11	CSF	(404,670)
Sell	EUR	883,000	07/11	HSB	28,410
Sell	EUR	6,384,000	07/11	HSB	(101,060)
Sell	EUR	45,287,000	07/11	JPM	(304,052)
Sell	EUR	49,583,000	07/11	RBS	(715,431)
Sell	EUR	1,590,000	07/11	UBS	(6,111)
Buy	EUR	504,000	09/11	RBS	5,316
Sell	GBP	7,935,000	09/11	UBS	304,980
Sell	IDR	51,318,750,000	07/11	CIT	(14,601)
Buy	IDR	76,033,200,000	10/11	CIT	482,007
Buy	IDR	34,225,000,000	10/11	GSC	215,704
Buy	IDR	24,939,600,000	01/12	CIT	55,049
Buy	INR	249,500,000	08/11	DUB	208,720
Buy	INR	643,500,000	08/11	HSB	494,463
Buy	INR	336,996,827	08/11	JPM	190,515
Buy	INR	984,091,713	08/11	RBS	692,211
Sell	INR	855,339,200	08/11	CIT	(121,562)
Buy	JPY	432,913,000	07/11	RBC	28,603
Sell	JPY	9,041,000,000	07/11	BOA	(3,123,608)
Sell	JPY	1,909,000,000	07/11	CIT	(647,707)
Sell	JPY	9,040,000,000	07/11	CSF	(3,067,194)
Sell	JPY	1,554,569,000	07/11	JPM	(752,473)
Buy	KRW	4,488,000,000	08/11	CIT	79,022
Buy	KRW	34,000,000,000	08/11	JPM	881,859
Sell	KRW	26,036,479,000	08/11	JPM	(309,783)
Buy	KRW	11,249,346,000	11/11	CIT	177,573
Buy	KRW	18,000,000,000	11/11	JPM	279,621
Buy	MXN	226,565,570	07/11	HSB	379,107
Buy	MXN	59,948,270	07/11	MSC	159,175
Sell	MXN	286,513,840	07/11	CIT	(19,765)
Buy	MXN	286,513,840	11/11	CIT	40,343
Sell	MXN	110,418,670	11/11	BRC	(153,179)
Buy	MYR	21,213,928	08/11	BRC	145,029
Buy	MYR	19,760,000	08/11	CIT	121,169
Buy	MYR	5,692,800	08/11	HSB	30,308
Buy	MYR	3,400,000	08/11	JPM	19,535
Sell	MYR	21,329,000	08/11	CIT	(44,178)
Buy	MYR	5,246,285	11/11	CIT	(37,904)
Buy	PHP	484,488,060	11/11	BRC	138,617
Buy	PHP	154,700,000	11/11	CIT	40,856
Sell	PHP	547,872,600	11/11	CIT	36,349
Buy	PHP	182,900,000	03/12	CIT	(73,533)
Buy	PHP	593,525,200	03/12	JPM	(222,920)
Buy	SGD	1,100,000	09/11	BRC	35,274
Buy	SGD	2,500,000	09/11	CIT	80,479
Buy	SGD	9,400,000	09/11	DUB	55,584
Buy	SGD	4,000,000	09/11	GSC	7,863
Buy	SGD	7,019,125	09/11	JPM	104,283
Buy	SGD	6,500,000	09/11	RBS	119,752
Buy	SGD	2,700,000	09/11	UBS	103
Sell	SGD	13,041,600	09/11	CIT	(58,314)
Buy	SGD	630,075	12/11	CIT	13,232

Total Forward Foreign Currency Contracts					($4,029,253)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(l)	Purchased options outstanding as of June 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Put - OTC 1-Year Interest Rate Swap Δ	Receive	2.000%	11/19/12	GSC	$71,400,000	$173,145	$173,052

Total Purchased Options						$173,145	$173,052

(m)	Transactions in written options for the period ended June 30, 2011 were as follows:

	Number of	Notional Amount	Notional Amount	Notional Amount
	Contracts	in $	in AUD	in EUR	Premium
Outstanding, December 31, 2010	4,336	1,113,200,000	-	35,800,000	$11,732,334
Call Options Written	1,442	271,300,000	-	-	1,807,141
Put Options Written	572	275,100,000	16,500,000	-	2,147,158
Call Options Closed	(3,864)	(238,800,000)	-	(4,100,000)	(2,403,818)
Put Options Closed	(2,486)	(243,800,000)	-	(31,700,000)	(2,821,330)

Outstanding, June 30, 2011	-	1,177,000,000	16,500,000	-	$10,461,485

(n)	Premiums received and value of written options outstanding as of June 30, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	BNP	$4,300,000	$9,245	($9,593)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	CSF	3,700,000	14,430	(8,255)

					23,675	(17,848)

Credit Default Swaptions – Sell Protection (2)

Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BNP	4,300,000	17,630	(2,213)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	CSF	3,700,000	17,020	(1,904)

					34,650	(4,117)

					$58,325	($21,965)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Australian dollar versus U.S. dollar Δ	$1.00	08/18/11	UBS	AUD 16,500,000	$181,596	($47,340)

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$9,800,000	$73,500	($34,794)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	26,500,000	227,900	(70,992)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	90,900,000	810,160	(253,562)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	8,700,000	112,230	(26,751)

						$1,223,790	($386,099)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MSC	$52,900,000	$365,010	($318,400)

Put - OTC 10-Year Interest Rate Swap	Pay	3.750%	10/11/11	MSC	52,900,000	597,770	(463,261)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	60,800,000	611,213	(232,645)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	9,700,000	85,244	(37,116)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	51,700,000	588,228	(197,825)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	30,000,000	335,310	(114,792)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	40,600,000	372,635	(155,352)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	61,000,000	675,921	(233,410)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(119)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(212)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	17,000,000	116,185	(89,505)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	6,700,000	42,880	(35,275)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	340,100,000	2,731,516	(1,790,627)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	71,400,000	407,357	(421,945)

						6,719,679	(3,772,084)

						$7,084,689	($4,090,484)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$31,100,000	$164,214	($201,284)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	31,300,000	159,004	(202,578)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	67,600,000	750,404	(1,095,644)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	77,200,000	839,463	(1,265,464)

					$1,913,085	($2,764,970)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$10,461,485	($7,310,858)

(o)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%	)	06/20/12	BOA	0.226%	$3,700,000	($25,957)	$-	($25,957)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%	)	06/20/12	DUB	0.422%	5,500,000	(256,089)	(167,109)	(88,980)
UST Inc 6.625% due 07/15/12	(0.340%	)	09/20/12	BOA	0.114%	8,900,000	(25,810)	-	(25,810)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%	)	03/20/13	BOA	0.641%	3,000,000	(91,785)	-	(91,785)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%	)	03/20/13	BOA	0.348%	2,000,000	(73,638)	-	(73,638)
Rexam PLC 6.750% due 06/01/13	(1.450%	)	06/20/13	BRC	0.456%	4,200,000	(84,545)	-	(84,545)
Embarq Corp 7.082% due 06/01/16	(2.140%	)	06/20/13	MSC	0.571%	5,000,000	(158,472)	-	(158,472)
International Lease Finance Corp 5.550% due 09/05/12	(5.000%	)	09/20/13	BOA	2.771%	700,000	(34,363)	(22,601)	(11,762)
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%	)	12/20/13	BOA	0.243%	6,200,000	(34,251)	-	(34,251)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%	)	12/20/13	DUB	3.019%	3,200,000	105,045	-	105,045
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	1.801%	3,800,000	(174,801)	-	(174,801)
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	CIT	1.801%	4,100,000	(188,600)	-	(188,600)
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	1.801%	1,100,000	(50,600)	-	(50,600)
Liberty Mutual Group Inc 5.750% due 03/15/14	(1.390%	)	03/20/14	BOA	1.388%	3,600,000	(1,674)	-	(1,674)
Centex Corp 5.250% due 06/15/15	(1.000%	)	06/20/14	BNP	1.914%	3,500,000	58,319	(46,651)	104,970
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%	)	09/20/15	DUB	0.814%	3,000,000	25,776	-	25,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%	)	09/20/15	BOA	0.814%	$3,000,000	($2,691)	$-	($2,691)
Masco Corp 6.125% due 10/03/16	(1.910%	)	12/20/16	CIT	3.016%	5,300,000	280,874	-	280,874
Cardinal Health Inc 6.000% due 06/15/17	(0.590%	)	06/20/17	DUB	0.813%	250,000	3,093	-	3,093
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%	)	09/20/17	DUB	1.251%	400,000	(19,995)	-	(19,995)
Limited Brands Inc 6.900% due 07/15/17	(3.113%	)	09/20/17	MSC	2.493%	1,000,000	(34,891)	-	(34,891)
Temple-Inland Inc 6.875% due 01/15/18	(1.000%	)	03/20/18	BOA	1.541%	4,000,000	129,784	208,974	(79,190)
Health Care Properties Inc 6.700% due 01/30/18	(2.910%	)	03/20/18	GSC	1.378%	3,000,000	(281,218)	-	(281,218)
Con-way Inc 7.250% due 01/15/18	(3.800%	)	03/20/18	UBS	2.281%	7,000,000	(633,227)	-	(633,227)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%	)	06/20/18	BOA	1.853%	3,900,000	84,885	-	84,885

							($1,484,831)	($27,387)	($1,457,444)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Petrobras International SP 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.688%	$1,400,000	$5,819	($17,367)	$23,186
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	1.002%	4,400,000	76,127	-	76,127
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.624%	6,600,000	(95,341)	(157,700)	62,359
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	DUB	0.624%	5,900,000	(85,229)	(193,294)	108,065
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	JPM	0.624%	5,300,000	(76,562)	(187,077)	110,515
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	0.938%	5,600,000	15,073	(65,752)	80,825
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.478%	8,300,000	171,444	67,445	103,999
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.478%	3,400,000	70,230	16,168	54,062
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	0.938%	3,000,000	8,075	(42,473)	50,548
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.938%	1,200,000	3,230	(13,657)	16,887
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	0.938%	2,300,000	6,190	(44,419)	50,609
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BOA	0.700%	7,000,000	(136,007)	(159,148)	23,141
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	CIT	0.700%	800,000	(15,544)	(22,001)	6,457
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	JPM	0.700%	5,000,000	(97,147)	(100,522)	3,375
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	0.700%	10,900,000	(211,781)	(211,399)	(382)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	BOA	0.792%	2,300,000	21,394	48,494	(27,100)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	CSF	0.534%	5,600,000	115,273	131,353	(16,080)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	DUB	0.534%	4,400,000	90,572	102,119	(11,547)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.792%	2,100,000	19,534	44,277	(24,743)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	JPM	0.792%	17,800,000	165,572	398,080	(232,508)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	RBS	0.792%	4,300,000	39,998	96,630	(56,632)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BNP	0.590%	10,500,000	209,686	238,206	(28,520)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	GSC	2.190%	$1,900,000	($132,575)	($112,298)	($20,277)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	JPM	2.190%	100,000	(6,978)	(5,630)	(1,348)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.469%	13,400,000	(479,152)	(391,208)	(87,944)

						($318,099)	($581,173)	$263,074

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX EM14	5.000%	12/20/15	CIT	$52,500,000	$6,464,036	$6,911,800	($447,764)
Dow Jones CDX EM14	5.000%	12/20/15	DUB	5,900,000	726,435	874,900	(148,465)
Dow Jones CDX EM14	5.000%	12/20/15	MSC	12,200,000	1,502,119	1,720,200	(218,081)
Dow Jones CDX EM14	5.000%	12/20/15	RBS	3,600,000	443,248	495,000	(51,752)
Dow Jones CDX EM14	5.000%	12/20/15	UBS	7,600,000	935,746	1,071,350	(135,604)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	GSC	20,700,000	83,586	41,395	42,191
Dow Jones CDX EM15 Δ	5.000%	06/20/16	BRC	4,600,000	609,566	621,000	(11,434)

					$10,764,736	$11,735,645	($970,909)

Total Credit Default Swaps					$8,961,806	$11,127,085	($2,165,279)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	EUR 7,400,000	$272,820	$-	$272,820
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	497,496	-	497,496
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	388,442	-	388,442
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	BRL 72,500,000	(636,481)	(1,231,823)	595,342
BRL-CDI-Compounded	BNP	Pay	11.880%	01/02/13	34,100,000	120,243	(160,816)	281,059
BRL-CDI-Compounded	GSC	Pay	11.890%	01/02/13	59,900,000	241,866	41,978	199,888
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	22,900,000	92,466	31,758	60,708
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	20,500,000	104,090	-	104,090
BRL-CDI-Compounded	UBS	Pay	12.070%	01/02/13	23,900,000	160,021	(63,763)	223,784
BRL-CDI-Compounded	BRC	Pay	12.285%	01/02/13	17,100,000	170,514	80,772	89,742
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	$55,500,000	(1,853,422)	1,909,200	(3,762,622)
3-Month USD-LIBOR	HSB	Receive	4.250%	06/15/41	22,700,000	(758,066)	132,795	(890,861)

Total Interest Rate Swaps						($1,200,011)	$740,101	($1,940,112)

Total Swap Agreements						$7,761,795	$11,867,186	($4,105,391)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(p)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,392,000	$3,392,000	$-	$-
	Corporate Bonds & Notes	1,146,330,660	-	1,141,034,045	5,296,615
	Senior Loan Notes	4,991,084	-	4,991,084	-
	Mortgage-Backed Securities	456,724,609	-	433,614,067	23,110,542
	Asset-Backed Securities	63,080,651	-	61,062,571	2,018,080
	U.S. Government Agency Issue	3,156,424	-	3,156,424	-
	U.S. Treasury Obligations	2,291,469,184	-	2,291,469,184	-
	Foreign Government Bonds & Notes	202,963,898	-	202,963,898	-
	Municipal Bonds	5,531,521	-	5,531,521	-
	Short-Term Investments	516,362,955	-	516,362,955	-
	Derivatives:
	Credit Contracts
	Swaps	12,470,729	-	12,470,729	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,814,959	-	9,814,959	-
	Interest Rate Contracts
	Futures	2,568,462	2,568,462	-	-
	Purchased Options	173,052	-	173,052	-
	Swaps	2,047,958	-	2,047,958	-

	Total Interest Rate Contracts	4,789,472	2,568,462	2,221,010	-

	Total Assets - Derivatives	27,075,160	2,568,462	24,506,698	-

	Total Assets	4,721,078,146	5,960,462	4,684,692,447	30,425,237

Liabilities	Securities Sold Short	(1,079,219)	-	(1,079,219)	-
	Derivatives:
	Credit Contracts
	Written Options	(21,965)	-	(21,965)	-
	Swaps	(3,508,923)	-	(3,508,923)	-

	Total Credit Contracts	(3,530,888)	-	(3,530,888)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,844,212)	-	(13,844,212)	-
	Written Options	(47,340)	-	(47,340)	-

	Total Foreign Currency Contracts	(13,891,552)	-	(13,891,552)	-
	Interest Rate Contracts
	Futures	(107,803)	(107,803)	-	-
	Written Options	(7,241,553)	-	(4,090,484)	(3,151,069)
	Swaps	(3,247,969)	-	(3,247,969)	-

	Total Interest Rate Contracts	(10,597,325)	(107,803)	(7,338,453)	(3,151,069)

	Total Liabilities - Derivatives	(28,019,765)	(107,803)	(24,760,893)	(3,151,069)

	Total Liabilities	(29,098,984)	(107,803)	(25,840,112)	(3,151,069)

	Total	$4,691,979,162	$5,852,659	$4,658,852,335	$27,274,168

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

				Derivatives
				Interest
				Rate Contracts
	Corporate	Mortgage-Backed	Asset-Backed	Written
	Bonds & Notes	Securities	Securities	Options	Total
Value, Beginning of Period	$4,394,581	$22,957,792	$32,649,989	($4,294,204)	$55,708,158
Purchases	-	-	-	-	-
Sales	(16,942)	(6,996,607)	(19,555,994)	-	(26,569,543)
Accrued Discounts (Premiums)	28,692	(402)	114,359	-	142,649
Net Realized Gains (Losses)	728	(2)	442,747	-	443,473
Change in Net Unrealized Appreciation (Depreciation)	(5,704)	270,067	953,196	1,143,135	2,360,694
Transfers In	2,382,960	10,908,711	-	-	13,291,671
Transfers Out	(1,487,700)	(4,029,017)	(12,586,217)	-	(18,102,934)

Value, End of Period	$5,296,615	$23,110,542	$2,018,080	($3,151,069)	$27,274,168

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($12,534)	$109,231	$78,696	$1,143,135	$1,318,528

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.3%

U.S. Treasury Inflation Protected Securities - 99.3%

0.125% due 04/15/16 ∧	$29,348,747	$30,009,094
0.500% due 04/15/15 ∧	45,342,683	47,305,160
0.625% due 04/15/13 ∧	32,787,241	33,770,858
1.125% due 01/15/21 ∧	77,586,647	80,550,689
1.250% due 04/15/14 ∧	33,404,686	35,448,117
1.250% due 07/15/20 ∧	68,699,528	72,655,109
1.375% due 07/15/18 ∧	32,127,128	34,883,025
1.375% due 01/15/20 ∧	40,604,971	43,536,163
1.625% due 01/15/15 ∧	46,044,551	49,947,563
1.625% due 01/15/18 ∧	36,246,354	39,873,817
1.750% due 01/15/28 ∧	34,539,759	36,180,398
1.875% due 07/15/13 ∧	50,404,019	53,573,978
1.875% due 07/15/15 ∧	40,437,580	44,598,243
1.875% due 07/15/19 ∧	32,920,219	36,814,055
2.000% due 01/15/14 ∧	52,595,715	56,692,447
2.000% due 07/15/14 ∧	46,642,390	50,891,232
2.000% due 01/15/16 ∧	39,629,192	44,047,213
2.000% due 01/15/26 ∧	46,630,576	50,991,280
2.125% due 01/15/19 ∧	31,827,751	36,161,799
2.125% due 02/15/40 ∧	32,479,415	35,326,430
2.125% due 02/15/41 ∧	35,335,080	38,366,159
2.375% due 01/15/17 ∧	39,582,855	45,164,671
2.375% due 01/15/25 ∧	68,734,898	79,045,133
2.375% due 01/15/27 ∧	37,821,139	43,142,687
2.500% due 07/15/16 ∧	45,828,779	52,459,653
2.500% due 01/15/29 ∧	30,497,667	35,472,599
2.625% due 07/15/17 ∧	31,256,833	36,362,918
3.000% due 07/15/12 ∧	58,365,502	60,918,993
3.375% due 04/15/32 ∧	13,073,479	17,308,057
3.625% due 04/15/28 ∧	48,018,890	63,279,917
3.875% due 04/15/29 ∧	54,876,537	75,249,452

		1,460,026,909

Total U.S. Treasury Obligations
(Cost $1,472,340,289)		1,460,026,909

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $2,106,830; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $2,150,000)	$2,106,830	2,106,830

Total Short-Term Investment
(Cost $2,106,830)		2,106,830

TOTAL INVESTMENTS - 99.4%
(Cost $1,474,447,119)		1,462,133,739

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,444,557

NET ASSETS - 100.0%		$1,470,578,296

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	99.3%
Short-Term Investment	0.1%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	99.9%
A-1 (Short-Term Debt only)	0.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Swap agreements outstanding as of June 30, 2011 were as follows:

Total Return Swaps

						Upfront
						Premiums	Unrealized
		Counter-	Expiration	Notional		Paid	Appreciation
Receive Total Return	Pay	party	Date	Amount	Value	(Received)	(Depreciation)
Interest from U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14 +	0.280%	BNP	07/14/11	$100,000	$628	$-	$628
Interest from U.S. Treasury Inflation Protected Securities 0.250% due 01/15/21 +	1-Month USD-LIBOR	BRC	07/14/11	100,000	(354)	-	(354)

Total Swap Agreements					$274	$-	$274

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	U.S. Treasury Obligations	$1,460,026,909	$-	$1,460,026,909	$-
	Short-Term Investment	2,106,830	-	2,106,830	-
	Derivatives:
	Interest Rate Contracts
	Swaps	628	-	628	-

	Total Assets	1,462,134,367	-	1,462,134,367	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Swaps	(354)	-	(354)	-

	Total Liabilities	(354)	-	(354)	-

	Total	$1,462,134,013	$-	$1,462,134,013	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer Discretionary - 0.0%

General Motors Co Strike @ $3.01 Exp. 07/10/16 *	2,670	$57,138

Total Warrants
(Cost $173,935)		57,138

CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

American International Group Inc 8.500%	395,100	687,474
Wells Fargo & Co 7.500%	50,000	53,000,000

		53,687,474

Total Convertible Preferred Stocks
(Cost $65,489,293)		53,687,474

PREFERRED STOCKS - 0.1%

Financials - 0.1%

DG Funding Trust ~ Δ	233	1,765,737
General Motors Acceptance Corp Inc ~	2,000	1,879,750

		3,645,487

Total Preferred Stocks
(Cost $3,835,681)		3,645,487

	Principal
	Amount
CORPORATE BONDS & NOTES - 29.6%

Consumer Discretionary - 0.8%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,482,058
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,795,000
Cox Communications Inc 6.800% due 08/01/28	110,000	121,635
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,073,016
6.500% due 11/15/13	6,500,000	7,233,557
Marks & Spencer Group PLC (United Kingdom) 6.250% due 12/01/17 ~	10,000,000	10,892,340
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,521,970
The Home Depot Inc 5.400% due 03/01/16	5,000,000	5,590,315
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,673,034

		48,382,925

Consumer Staples - 1.1%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	23,374,374
6.500% due 08/11/17	5,000,000	5,882,085
6.875% due 02/01/38	2,600,000	3,017,791
Philip Morris International Inc 6.375% due 05/16/38	4,100,000	4,660,454
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,920,508
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	8,000,000	7,840,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,698,665
The Kroger Co 5.500% due 02/01/13	2,900,000	3,100,248
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	8,305,891
6.500% due 08/15/37	1,500,000	1,728,500

		68,528,516

Energy - 3.0%

Cameron International Corp 1.183% due 06/02/14 §	6,100,000	6,129,768
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,779,937
8.146% due 04/11/18 ~	$11,000,000	12,993,750
9.250% due 04/23/19 ~	18,400,000	23,069,000
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,611,400
Nabors Industries Inc 6.150% due 02/15/18	4,800,000	5,311,090
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	21,076,755
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,070,000
Odebrecht Drilling VIII IX (Cayman) 6.350% due 06/30/21 ~	4,400,000	4,664,000
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	17,941,523
5.875% due 03/01/18	11,600,000	12,533,046
7.875% due 03/15/19	2,100,000	2,552,054
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	9,060,100
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ Δ	1,900,000	1,974,322
6.332% due 09/30/27 ~ Δ	2,600,000	2,743,148
6.750% due 09/30/19 ~ Δ	2,600,000	3,002,613
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ Δ	4,000,000	3,741,724
Statoil ASA (Norway) 7.150% due 01/15/29	1,000,000	1,223,247
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	41,890,434
The Williams Cos Inc 7.500% due 01/15/31	700,000	802,720
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	451,000
7.875% due 03/13/18 ~	2,400,000	2,766,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,451,000
Transocean Inc (Cayman)
4.950% due 11/15/15	6,400,000	6,927,027
7.500% due 04/15/31	1,000,000	1,129,081

		192,894,739

Financials - 21.3%

Abbey National Treasury Services PLC (United Kingdom) 1.854% due 04/25/14 §	9,000,000	8,953,614
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,955,224
Ally Financial Inc
3.466% due 02/11/14 §	29,200,000	28,714,462
3.647% due 06/20/14 §	9,500,000	9,295,636
4.500% due 02/11/14	9,600,000	9,624,000
6.250% due 12/01/17 ~	9,200,000	9,167,920
7.500% due 09/15/20	2,900,000	3,045,000
American Express Bank FSB 5.500% due 04/16/13	17,800,000	19,047,246

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

American Express Centurion Bank 6.000% due 09/13/17	$39,100,000	$44,137,761
American General Finance Corp 5.625% due 08/17/11	10,000,000	10,007,500
American International Group Inc
5.050% due 10/01/15	7,200,000	7,519,205
5.375% due 10/18/11	6,900,000	6,986,250
5.450% due 05/18/17	4,400,000	4,604,402
5.600% due 10/18/16	6,820,000	7,143,616
5.850% due 01/16/18	25,400,000	26,636,980
8.000% due 05/22/38 § ~	EUR 5,600,000	8,141,140
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,446,078
BAC Capital Trust VII 5.250% due 08/10/35	GBP 3,350,000	4,193,844
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	$2,000,000	2,095,000
Banco Santander Brasil SA (Brazil)
0.000% due 12/28/11 ~ Δ	19,600,000	19,439,280
2.347% due 03/18/14 § ~	13,000,000	13,076,414
4.250% due 01/14/16 ~	6,300,000	6,347,250
4.500% due 04/06/15 ~	1,000,000	1,022,500
Bank of America Corp
0.591% due 08/15/16 §	2,800,000	2,607,203
1.693% due 01/30/14 §	23,600,000	23,672,216
4.500% due 04/01/15	5,900,000	6,171,418
5.650% due 05/01/18	25,300,000	26,698,710
7.250% due 10/15/25	840,000	903,246
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,720,519
Bank of India (India)
4.750% due 09/30/15 ~	4,800,000	4,976,558
6.250% due 02/16/21 ~ ‡	7,000,000	7,189,770
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	4,200,000	4,353,812
Bank of Nova Scotia (Canada)
0.561% due 08/09/12 §	5,400,000	5,405,643
1.650% due 10/29/15 ~	4,200,000	4,130,423
Banque PSA Finance SA (France) 2.146% due 04/04/14 § ~	9,300,000	9,290,105
Barclays Bank PLC (United Kingdom)
0.421% due 03/23/17 §	1,300,000	1,267,993
2.375% due 01/13/14	2,000,000	2,024,444
5.450% due 09/12/12	23,200,000	24,447,905
10.179% due 06/12/21 ~	19,520,000	24,588,758
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,230,000
BNP Paribas (France) 1.190% due 01/10/14 §	16,200,000	16,092,286
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,728,565
Capital One Capital IV 6.745% due 02/05/82 §	300,000	306,375
CCCA LLC 7.900% due 10/15/12 ~	300,000	313,402
CIT Group Inc
5.250% due 04/01/14 ~	1,700,000	1,700,000
7.000% due 05/01/14	1,565,584	1,587,111
7.000% due 05/01/15	1,207,357	1,211,885
7.000% due 05/01/16	2,012,262	2,007,231
7.000% due 05/01/17	2,817,166	2,813,645
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,384,368
Citigroup Capital XXI 8.300% due 12/21/77 §	62,050,000	63,601,250
Citigroup Inc
0.522% due 06/09/16 §	15,900,000	14,632,372
5.375% due 08/09/20	470,000	491,039
5.500% due 04/11/13	10,200,000	10,831,849
5.875% due 05/29/37	1,800,000	1,790,629
6.250% due 09/02/19	GBP 5,000,000	8,502,813
8.500% due 05/22/19	$11,500,000	14,269,683
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,754,101
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,749,513
DnB NOR Bank ASA (Norway) 0.484% due 09/01/16 §	1,300,000	1,295,951
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,171,046
Ford Motor Credit Co LLC
3.033% due 01/13/12 §	10,000,000	10,025,300
7.000% due 10/01/13	700,000	749,669
7.000% due 04/15/15	500,000	541,330
7.250% due 10/25/11	5,064,000	5,140,385
8.000% due 12/15/16	500,000	563,217
12.000% due 05/15/15	3,300,000	4,094,224
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	12,484,168
6.875% due 01/10/39	6,900,000	7,836,634
General Motors Acceptance Corp 6.875% due 09/15/11	600,000	605,250
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15	EUR 13,000,000	19,653,153
Goldman Sachs Capital II 5.793% § ±	$13,500,000	10,867,500
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	3,900,000	3,922,402
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	8,800,228
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	26,759,461
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,457,580
Intesa Sanpaolo SPA (Italy) 2.658% due 02/24/14 § ~	9,100,000	9,084,630
JPMorgan Chase & Co
1.776% due 09/26/13 §	EUR 9,800,000	14,087,884
6.000% due 01/15/18	$3,300,000	3,673,309
7.900% § ±	3,615,000	3,896,048
JPMorgan Chase Bank NA 0.580% due 06/13/16 §	1,000,000	937,324
KeyBank NA 1.559% due 11/21/11 §	EUR 500,000	722,137
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12	10,900,000	15,948,780
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	9,477,000
6.750% due 12/28/17 Ψ	17,000,000	25,500
6.875% due 05/02/18 Ψ	4,300,000	1,177,125
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	4,800,000	4,912,085
12.000% § ± ~	5,400,000	5,876,687
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,340,804
5.750% due 09/15/15	5,000,000	5,497,615
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	526,441
6.875% due 04/25/18	26,100,000	28,902,853
MetLife Institutional Funding II 1.146% due 04/04/14 § ~	41,300,000	41,422,909
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	638,579
Morgan Stanley
0.450% due 04/19/12 §	6,900,000	6,900,269
5.300% due 03/01/13	354,000	374,377
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	7,188,323

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
New York Life Global Funding 4.650% due 05/09/13 ~	$1,510,000	$1,615,824
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	23,349,037
Nykredit Realkredit AS (Denmark)
2.628% due 04/01/38 §	DKK 31,163,877	5,761,506
2.628% due 10/01/38 §	34,058,527	6,303,946
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	4,087,618
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	5,619,665
Realkredit Danmark AS (Denmark)
2.480% due 01/01/38 §	DKK 177,370,707	32,676,197
Santander Finance Preferred SA Unipersonal (Spain) 11.300% § ±	GBP 7,500,000	12,789,453
SLM Corp
0.574% due 01/27/14 §	$9,200,000	8,729,908
4.875% due 12/17/12	GBP 2,015,000	3,218,408
5.000% due 10/01/13	$1,550,000	1,612,512
5.125% due 08/27/12	200,000	205,250
5.375% due 01/15/13	770,000	791,513
5.375% due 05/15/14	500,000	520,757
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	4,612,500
State Bank of India London (India)
4.500% due 07/27/15 ~ Δ	2,900,000	2,966,091
4.500% due 07/27/15 ~	5,200,000	5,339,729
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,419,135
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,133,216
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	21,807,769
6.950% due 08/10/12	36,735,000	39,225,082
7.250% due 02/01/18	13,000,000	15,450,604
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~	4,700,000	4,702,543
The Goldman Sachs Group Inc
1.711% due 01/30/17 §	EUR 1,000,000	1,357,665
1.784% due 05/23/16 §	2,800,000	3,848,790
5.375% due 03/15/20	$205,000	211,927
6.250% due 09/01/17	37,000,000	40,855,437
6.750% due 10/01/37	16,700,000	16,750,868
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	6,600,000	6,634,558
4.875% due 08/25/14 ~	1,100,000	1,145,307
6.990% § ± ~	3,000,000	2,715,000
7.640% § ±	16,000,000	12,520,000
UBS AG (Switzerland)
1.273% due 01/28/14 §	1,000,000	1,005,070
1.359% due 02/23/12 §	3,900,000	3,925,358
5.875% due 12/20/17	24,700,000	27,115,660
Vnesheconombank (Ireland) 5.450% due 11/22/17 ~	2,100,000	2,147,250
Volkswagen International Finance NV (Netherlands) 0.696% due 10/01/12 § ~	21,000,000	21,062,853
Wachovia Bank NA
0.577% due 03/15/16 §	9,300,000	8,846,346
0.653% due 11/03/14 § ‡	21,500,000	21,156,731
5.000% due 08/15/15	6,000,000	6,434,400
Wachovia Corp 0.408% due 10/15/11 §	13,000,000	13,007,644
WEA Finance LLC 5.700% due 10/01/16 ~	7,500,000	8,304,285
Wells Fargo & Co 7.980% § ±	58,900,000	63,906,500
Westpac Banking Corp (Australia) 0.976% due 03/31/14 § ~	17,100,000	17,132,319
XL Capital Finance Europe PLC (United Kingdom) 6.500% due 01/15/12	5,000,000	5,143,970

		1,354,791,540

Health Care - 0.1%

UnitedHealth Group Inc
6.000% due 02/15/18	2,300,000	2,609,656
6.875% due 02/15/38	2,700,000	3,097,359

		5,707,015

Industrials - 1.2%

CSX Corp 5.600% due 05/01/17	5,000,000	5,592,050
Erac USA Finance Co 6.375% due 10/15/17 ~	5,000,000	5,753,845
International Lease Finance Corp
1.795% due 08/15/11 §	EUR 20,900,000	30,440,908
5.300% due 05/01/12	$10,000,000	10,200,000
5.750% due 05/15/16	1,500,000	1,477,939
6.375% due 03/25/13	4,500,000	4,657,500
Masco Corp 6.125% due 10/03/16	10,000,000	10,278,880
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	8,848,178
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	70,330	17,055
9.560% due 10/19/18 Ψ Δ	758,383	310,937
10.850% due 02/19/15 Ψ Δ	645,619	314,739

		77,892,031

Information Technology - 0.4%

Hewlett-Packard Co
0.534% due 05/24/13 §	25,500,000	25,572,190

Materials - 0.7%

BHP Billiton Finance USA Ltd (Australia) 5.125% due 03/29/12	3,000,000	3,107,613
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,045,200
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,604,250
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	11,596,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,225,500
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,752,490
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,378,490
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,207,974
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	793,209
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	65,318
6.000% due 10/15/15	107,000	119,315

		41,895,359

Telecommunication Services - 0.7%

American Tower Corp 7.000% due 10/15/17	132,000	149,424
AT&T Inc 6.300% due 01/15/38	6,800,000	7,224,850
BellSouth Corp 5.200% due 09/15/14	9,100,000	10,029,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Embarq Corp 6.738% due 06/01/13	$185,000	$200,447
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	300,750
4.750% due 02/16/21 ~	600,000	588,000
5.000% due 10/19/25 ~	7,000,000	6,489,588
Qwest Corp 8.875% due 03/15/12	1,500,000	1,582,500
Sprint Capital Corp 8.750% due 03/15/32	5,000,000	5,437,500
U.S. West Communications Inc 6.875% due 09/15/33	1,386,000	1,342,688
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	9,017,360

		42,362,727

Utilities - 0.3%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,848,750
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,082,091
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	988,038
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,256,089
Progress Energy Inc 6.850% due 04/15/12	20,000	20,944
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,395,021
The Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	76,676
1.850% due 07/28/14	36,000,000	344,950

		20,012,559

Total Corporate Bonds & Notes
(Cost $1,780,394,704)		1,878,039,601

SENIOR LOAN NOTES - 0.4%

Consumer Discretionary - 0.1%

Ford Motor Co Term B1 2.940% due 12/16/13 §	$3,032,506	3,034,481
Yell Group PLC Term B1 3.936% due 07/31/14 § Δ	5,494,748	2,219,878

		5,254,359

Financials - 0.3%

CIT Group Inc Term 3 6.250% due 08/11/15 §	2,072,298	2,088,579
Springleaf Finance Corp due 05/10/17 ¥	16,800,000	16,504,253

		18,592,832

Total Senior Loan Notes
(Cost $27,359,748)		23,847,191

MORTGAGE-BACKED SECURITIES - 41.9%

Collateralized Mortgage Obligations - Commercial - 3.0%

Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	313,821
Bank of America Large Loan Inc 1.937% due 11/15/15 " § ~	4,584,005	4,256,664
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	17,892,516
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	951,275
5.471% due 01/12/45 " §	1,300,000	1,432,271
5.700% due 06/11/50 "	6,900,000	7,505,521
7.000% due 05/20/30 " §	503,010	519,149
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	249,515
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 "	2,400,000	2,571,552
Credit Suisse Mortgage Capital Certificates
0.417% due 10/15/21 " § ~	22,541,862	21,650,787
5.467% due 09/15/39 "	35,300,000	38,089,297
5.850% due 03/15/39 " §	400,000	436,023
European Loan Conduit (Ireland) 1.570% due 05/15/19 " § ~	EUR 759,740	1,010,264
GE Capital Commercial Mortgage Corp 6.070% due 06/10/38 "	$205,849	207,011
GMAC Commercial Mortgage Securities Inc (IO) 1.091% due 05/15/35 " § Δ	1,257,455	39,941
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	213,760
5.444% due 03/10/39 "	18,200,000	19,535,447
JPMorgan Chase Commercial Mortgage Securities Corp 5.741% due 02/12/49 " §	5,660,000	6,147,330
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	160,000	161,885
5.866% due 09/15/45 " §	1,600,000	1,741,133
Lehman Large Loan (IO) 0.846% due 10/12/34 " § Δ	1,913,196	3,831
Merrill Lynch Floating Trust 0.728% due 07/09/21 " § ~	13,597,197	13,069,045
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	8,190,601
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,949,687
5.809% due 12/12/49 "	300,000	329,433
Morgan Stanley Reremic Trust 5.992% due 08/12/45 " § ~	700,000	766,560
Mortgage Capital Funding Inc (IO) 1.989% due 11/20/27 " § Δ	1,718	11
Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/20 " § ~	17,580,609	15,953,723
5.342% due 12/15/43 "	16,200,000	17,069,961
5.678% due 05/15/46 "	215,000	232,232

		187,490,246

Collateralized Mortgage Obligations - Residential - 4.4%

Adjustable Rate Mortgage Trust
2.791% due 05/25/35 " §	522,342	510,530
2.874% due 09/25/35 " §	2,874,448	2,102,308
Arran Residential Mortgages Funding PLC (United Kingdom)
2.620% due 05/16/47 " § ~	EUR 2,981,656	4,320,855
2.820% due 05/16/47 " § ~	9,300,000	13,492,801
Banc of America Funding Corp
2.783% due 05/25/35 " §	$7,581,841	7,355,113
2.785% due 02/20/36 " §	5,369,325	4,958,169
5.775% due 01/20/47 " §	691,709	461,808
Banc of America Funding Corp (IO) 4.664% due 01/25/36 " § Δ	8,711,921	1,155,006
Banc of America Mortgage Securities Inc 5.000% due 05/25/34 "	605,123	606,551
BCAP LLC Trust
0.356% due 01/25/37 " §	4,338,414	2,288,802
5.250% due 02/26/36 " § ~	6,921,252	6,941,801

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

5.923% due 05/25/37 " § ~	$1,000,000	$783,491
6.385% due 08/26/37 " ~	15,600,000	15,468,817
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/35 " §	64,869	61,305
2.400% due 08/25/35 " §	2,129,661	1,979,433
2.560% due 10/25/35 " §	1,496,555	1,314,273
2.709% due 08/25/33 " §	6,843,950	6,634,892
2.710% due 03/25/35 " §	8,397,313	7,903,572
2.727% due 04/25/33 " §	22,841	21,958
2.860% due 02/25/34 " §	980,237	900,045
5.020% due 01/25/35 " §	1,185,201	1,070,576
Bear Stearns Alt-A Trust
1.026% due 11/25/34 " §	1,274,194	1,014,037
2.649% due 01/25/36 " §	5,089,495	2,719,495
2.652% due 05/25/35 " §	4,979,534	3,939,028
2.916% due 09/25/35 " §	8,010,951	5,841,313
4.838% due 11/25/36 " §	5,662,427	3,354,238
Bear Stearns Structured Products Inc
2.656% due 01/26/36 " §	2,721,206	1,748,145
5.027% due 12/26/46 " §	1,890,557	1,261,071
Citigroup Mortgage Loan Trust Inc
2.450% due 08/25/35 " §	2,506,609	2,185,063
2.660% due 10/25/35 " §	253,458	209,481
2.869% due 08/25/35 " §	2,582,159	1,577,578
Countrywide Alternative Loan Trust 0.466% due 02/25/37 " §	363,084	207,811
Countrywide Alternative Loan Trust (IO) 4.814% due 05/25/35 " § Δ	12,947,563	1,464,098
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/35 " §	2,786,060	1,855,048
0.526% due 06/25/35 " § ~	9,601,851	8,708,404
2.878% due 05/20/34 " §	3,665,223	3,159,694
2.923% due 08/25/34 " §	528,977	395,654
3.017% due 02/20/36 " §	3,185,822	2,507,783
5.750% due 05/25/33 "	28,095	28,280
Credit Suisse First Boston Mortgage Securities Corp 0.884% due 03/25/32 " § ~	505,961	420,267
Downey Savings & Loan Association Mortgage Loan Trust 2.505% due 07/19/44 " §	2,029,969	1,564,890
Fannie Mae
0.246% due 07/25/37 " §	963,832	950,904
0.586% due 04/18/28 " §	253,040	253,575
0.636% due 10/18/30 " §	1,863	1,868
0.686% due 03/25/17 " §	71,853	72,272
5.000% due 03/25/21 "	104,851	110,338
5.500% due 03/25/28 "	138,698	138,631
6.500% due 10/25/42 " §	2,318,626	2,633,959
Fannie Mae (IO) 6.514% due 10/25/35 " § Δ	26,580	4,246
First Horizon Alternative Mortgage Securities
2.343% due 06/25/34 " §	10,125,623	9,101,887
2.367% due 09/25/35 " §	213,147	151,170
2.381% due 03/25/35 " §	1,907,348	1,286,864
6.000% due 01/25/35 "	232,976	227,602
First Horizon Asset Securities Inc 2.848% due 08/25/35 " §	453,619	381,093
Freddie Mac
0.537% due 12/15/29 " §	39,255	39,274
3.500% due 07/15/32 "	174,794	183,199
5.500% due 03/15/17 "	217,650	220,296
7.000% due 09/15/21 "	64,380	72,171
7.500% due 01/15/23 - 09/20/26 "	1,886,970	2,150,354
Freddie Mac Structured Pass-Through Securities
1.484% due 10/25/44 " §	3,386,591	3,401,639
1.695% due 07/25/44 " §	17,793,670	17,370,289
Government National Mortgage Association 7.000% due 02/16/29 "	261,049	287,296
Greenpoint Mortgage Funding Trust 0.456% due 11/25/45 " §	99,206	61,273
Greenpoint Mortgage Pass-Through Certificates 2.922% due 10/25/33 " §	1,443,032	1,227,321
GSR Mortgage Loan Trust 2.790% due 09/25/35 " §	246,928	236,460
Harborview Mortgage Loan Trust
0.556% due 02/19/34 " §	63,427	55,417
2.840% due 07/19/35 " §	2,140,535	1,812,147
Holmes Master Issuer PLC (United Kingdom) 2.677% due 10/15/54 " § ~	EUR 4,900,000	7,134,028
Impac CMB Trust 0.726% due 05/25/35 " §	$229,974	174,615
Imperial Savings Association 6.576% due 02/25/18 " §	1,109	1,096
IndyMac ARM Trust 1.929% due 01/25/32 " §	47,269	39,195
IndyMac Index Mortgage Loan Trust 2.664% due 12/25/34 " §	288,969	216,194
JPMorgan Mortgage Trust
5.015% due 02/25/35 " §	1,300,413	1,294,518
5.750% due 01/25/36 "	544,824	506,299
MASTR Adjustable Rate Mortgages Trust 2.796% due 04/21/34 " §	188,151	185,225
MASTR Alternative Loans Trust 0.586% due 03/25/36 " §	1,066,862	350,852
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	113,790	119,649
Merrill Lynch Mortgage Investors Inc
0.396% due 02/25/36 " §	1,334,458	981,786
2.624% due 06/25/35 " §	240,334	207,060
MLCC Mortgage Investors Inc
0.436% due 11/25/35 " §	260,464	224,306
1.191% due 10/25/35 " §	513,253	423,108
2.192% due 12/25/34 " §	690,418	677,659
4.250% due 10/25/35 " §	1,910,824	1,594,313
PHH Alternative Mortgage Trust 0.346% due 02/25/37 " §	39,729,702	24,946,797
Provident Funding Mortgage Loan Trust 2.654% due 04/25/34 " §	15,887	15,255
Residential Accredit Loans Inc
0.366% due 06/25/46 " §	2,769,903	1,023,777
0.396% due 04/25/46 " §	279,087	117,189
5.750% due 01/25/33 "	134,371	137,368
6.000% due 06/25/36 "	11,334,226	7,048,557
Residential Asset Securitization Trust 0.586% due 01/25/46 " §	2,670,049	1,194,665
Residential Asset Securitization Trust (IO) 4.764% due 11/25/35 " § Δ	9,944,602	1,104,820
Residential Funding Mortgage Securities I Inc 3.246% due 09/25/35 " §	1,561,592	1,067,903
Sequoia Mortgage Trust 0.536% due 07/20/33 " §	2,368,016	2,216,012
Structured Adjustable Rate Mortgage Loan Trust
2.545% due 01/25/35 " §	1,212,237	984,286
2.638% due 08/25/35 " §	360,563	282,469
Structured Asset Mortgage Investments Inc
0.396% due 05/25/46 " §	2,197,957	1,220,919
0.406% due 05/25/36 " §	1,746,489	977,095
0.416% due 05/25/45 " §	592,447	372,698
0.436% due 07/19/35 " §	1,749,747	1,520,452
0.466% due 02/25/36 " §	2,286,184	1,429,123
0.766% due 07/19/34 " §	60,994	54,135
0.846% due 09/19/32 " §	259,717	226,921
1.026% due 10/19/33 " §	7,166	5,864

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SunTrust Alternative Loan Trust (IO) 4.914% due 12/25/35 " § Δ	$24,314,835	$2,987,904
Thornburg Mortgage Securities Trust 0.306% due 10/25/46 " §	534,607	531,421
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.664% due 11/25/35 " § Δ	41,816,056	5,576,179
4.764% due 11/25/35 " § Δ	11,828,592	1,110,368
Washington Mutual Mortgage Pass-Through Certificates
0.456% due 12/25/45 " §	148,708	123,677
0.476% due 10/25/45 " §	157,281	129,733
0.496% due 01/25/45 " §	1,923,255	1,567,879
0.506% due 01/25/45 " §	111,903	91,029
1.678% due 08/25/42 " §	103,271	90,435
2.609% due 02/27/34 " §	2,005,801	2,006,059
Washington Mutual MSC Mortgage Pass-Through Certificates
2.283% due 02/25/33 " §	11,387	10,089
2.350% due 02/25/33 " §	83,603	76,207
Wells Fargo Mortgage-Backed Securities Trust
2.737% due 02/25/35 " §	128,416	119,522
2.756% due 03/25/36 " §	17,192,825	15,424,990
2.819% due 03/25/36 " §	438,209	371,208
2.872% due 04/25/36 " §	4,779,939	4,373,584
2.897% due 05/25/35 " §	325,034	314,324
4.909% due 01/25/35 " §	2,418,692	2,362,943
4.981% due 12/25/34 " §	1,371,265	1,308,027
5.195% due 08/25/36 " §	493,986	492,254
5.500% due 12/25/35 "	11,088,002	11,116,803
5.620% due 04/25/36 " §	2,038,731	937,784

		278,123,656

Fannie Mae - 30.6%

1.495% due 08/01/42 - 10/01/44 " §	3,090,307	3,088,509
1.877% due 09/01/35 " §	749,203	771,858
1.945% due 02/01/33 " §	698,681	708,788
2.050% due 09/01/33 " §	103,452	108,353
2.113% due 12/01/34 " §	3,745,500	3,902,831
2.175% due 02/01/33 " §	22,928	23,786
2.205% due 04/01/35 " §	2,811,487	2,909,459
2.276% due 01/01/34 " §	30,727	32,050
2.283% due 03/01/34 " §	39,965	41,856
2.320% due 01/01/25 " §	91,166	95,003
2.345% due 04/01/27 " §	41,703	42,159
2.351% due 11/01/34 " §	38,284	40,116
2.375% due 01/01/23 " §	158,442	165,485
2.401% due 07/01/35 " §	6,082,236	6,349,049
2.436% due 03/01/33 " §	40,811	42,766
2.450% due 11/01/23 " §	101	101
2.489% due 12/01/22 " §	34,058	35,802
2.578% due 07/01/33 " §	89,990	93,672
2.680% due 11/01/34 " §	11,783,810	12,425,282
2.734% due 03/01/33 " §	924,336	936,840
2.750% due 06/01/34 " §	40,216	42,214
3.023% due 08/01/35 " §	1,151,526	1,196,888
3.500% due 01/01/26 - 06/01/41 "	188,213,452	185,110,146
3.727% due 05/01/36 " §	113,888	114,383
3.817% due 05/01/36 " §	107,209	107,231
3.902% due 05/01/36 " §	3,467,745	3,628,140
4.000% due 07/01/18 - 06/01/41 "	841,658,798	844,313,230
4.500% due 11/01/13 - 07/01/41 "	468,237,387	485,377,437
4.568% due 07/01/33 " §	69,481	74,179
4.744% due 04/01/34 " §	669,574	713,367
4.774% due 09/01/34 " §	1,497,291	1,600,043
5.000% due 02/01/34 - 07/01/41 "	39,401,413	41,957,032
5.016% due 09/01/35 " §	1,145,593	1,224,674
5.113% due 12/01/34 " §	49,401	52,907
5.220% due 08/01/34 " §	39,939	42,778
5.375% due 01/01/36 " §	848,135	912,068
5.500% due 04/01/13 - 08/01/40 "	98,919,869	107,351,887
6.000% due 04/01/16 - 07/01/41 "	208,066,593	228,897,625
6.155% due 08/01/36 " §	1,410,585	1,483,020
6.500% due 01/01/13 - 09/01/37 "	6,661,990	7,486,422
7.500% due 01/01/33 "	84,592	99,173
8.000% due 05/01/30 - 08/01/30 "	19,353	22,804
8.500% due 07/01/32 "	6,405	7,344

		1,943,628,757

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	233,408	231,829
7.430% due 11/01/19 - 11/01/22 "	582,264	579,681

		811,510

Freddie Mac - 2.5%

2.387% due 01/01/28 " §	34,867	36,360
2.482% due 05/01/23 " §	9,549	9,617
2.499% due 03/01/32 " §	444,413	466,534
2.500% due 05/01/32 " §	27,428	27,762
2.520% due 09/01/35 " §	779,958	810,983
2.734% due 07/01/32 " §	38,892	39,192
4.500% due 02/01/39 - 08/01/41 "	103,777,851	106,846,883
5.155% due 06/01/17 " §	4,602	4,631
5.500% due 03/01/23 - 07/01/41 "	43,009,461	46,608,401
6.000% due 03/03/18 - 10/01/22 "	2,000,564	2,209,966
6.500% due 01/01/15 - 05/01/17 "	1,336,998	1,452,794
7.000% due 10/01/37 "	577,138	664,940

		159,178,063

Government National Mortgage Association - 1.4%

1.750% due 03/20/32 " §	81,687	83,977
2.000% due 03/20/32 - 01/20/33 " §	354,901	366,565
2.125% due 12/20/22 - 12/20/32 " §	1,666,391	1,718,728
2.250% due 03/20/28 - 03/20/29 " §	38,633	39,951
2.375% due 01/20/23 - 02/20/27 " §	1,317,957	1,364,290
2.500% due 11/20/24 - 03/20/33 " §	384,712	398,527
2.625% due 07/20/23 - 09/20/32 " §	1,169,187	1,212,326
2.750% due 03/20/29 " §	46,706	48,479
3.125% due 08/20/20 - 07/20/24 " §	185,596	193,048
3.375% due 05/20/22 - 06/20/32 " §	2,693,103	2,809,174
3.500% due 10/20/40 - 02/20/41 "	77,740,150	75,483,312
6.000% due 02/15/38 - 03/15/39 "	353,449	395,161
6.500% due 11/15/38 "	261,760	302,864
7.500% due 02/15/31 - 12/15/31 "	103,392	121,816
8.000% due 12/15/29 - 08/15/32 "	680,655	806,220
8.500% due 09/15/16 - 12/15/30 "	806,223	972,387
9.000% due 02/15/17 - 04/15/20 "	17,437	20,553
10.000% due 05/15/19 - 02/15/25 "	16,342	18,811

		86,356,189

Total Mortgage-Backed Securities
(Cost $2,648,137,455)		2,655,588,421

ASSET-BACKED SECURITIES - 2.3%

Access Group Inc 1.574% due 10/27/25 " §	23,009,204	23,260,868
Aurum CLO 2002 - 1A Ltd (Cayman) 0.978% due 04/15/14 " § ~	5,077,217	4,967,641
Citibank Omni Master Trust
2.287% due 05/16/16 " § ~	55,935,000	56,620,662
2.937% due 08/15/18 " § ~	15,500,000	16,308,107
Countrywide Asset-Backed Certificates 0.926% due 02/25/33 " §	8,285	7,939
Daimler Chrysler Auto Trust 5.280% due 03/08/13 "	114,186	115,964
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	80,810
GE-WMC Mortgage Securities LLC 0.226% due 08/25/36 " §	2,263	757

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Hillmark Funding CDO (Cayman) 0.509% due 05/21/21 " § ~	$18,700,000	$17,570,651
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	21,379	21,073
Long Beach Mortgage Loan Trust 0.746% due 10/25/34 " §	17,007	13,832
Mid-State Trust
7.340% due 07/01/35 "	1,550,354	1,620,683
7.791% due 03/15/38 "	626,521	603,747
8.330% due 04/01/30 "	2,431,368	2,509,082
Penta CLO SA (Luxembourg) 1.934% due 06/04/24 " § ~	EUR 1,742,953	2,310,680
Renaissance Home Equity Loan Trust 0.626% due 08/25/33 " §	$565,046	522,141
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	132,834	132,974
Saxon Asset Securities Trust 0.706% due 08/25/32 " §	935	927
SLC Student Loan Trust 4.750% due 06/15/33 " § ~	5,758,752	5,835,253
SLM Student Loan Trust
0.724% due 01/25/17 " §	4,000,000	4,008,320
6.187% due 07/15/42 " § ~	5,236,239	4,985,573
Small Business Administration 4.754% due 08/10/14 "	1,026,639	1,089,271
Structured Asset Securities Corp 0.476% due 01/25/33 " §	31,578	28,550
Toyota Auto Receivables Owner Trust 0.740% due 08/15/12 "	129,145	129,238

Total Asset-Backed Securities
(Cost $142,419,118)		142,744,743

U.S. GOVERNMENT AGENCY ISSUE - 0.0%

Small Business Administration
Participation Certificates
6.120% due 09/01/21	1,346,435	1,481,745

Total U.S. Government Agency Issue
(Cost $1,409,718)		1,481,745

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Inflation Protected Securities - 1.8%

1.125% due 01/15/21 ∧ ‡	35,976,850	37,351,274
1.750% due 01/15/28 ∧ ‡	14,489,955	15,178,228
2.000% due 01/15/26 ∧ ‡	8,949,989	9,786,956
2.375% due 01/15/25 ∧ ‡	2,982,250	3,429,588
2.375% due 01/15/27 ∧	2,007,018	2,289,411
2.500% due 01/15/29 ∧ ‡	24,716,516	28,748,398
3.625% due 04/15/28 ∧	3,197,552	4,213,776
3.875% due 04/15/29 ∧ ‡	9,027,546	12,379,022

		113,376,653

U.S. Treasury Notes - 1.0%

0.750% due 06/15/14 ‡	65,600,000	65,512,883

Total U.S. Treasury Obligations
(Cost $179,192,413)		178,889,536

FOREIGN GOVERNMENT BONDS & NOTES - 11.4%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 581,240,000	368,097,562
10.000% due 01/01/17	56,000,000	32,540,211
Bundesrepublik Deutschland (Germany) 3.250% due 07/04/21	EUR 9,200,000	13,598,612
Canada Government Bond (Canada)
1.500% due 12/01/12	CAD 6,300,000	6,539,340
1.750% due 03/01/13	12,900,000	13,431,007
2.000% due 08/01/13	12,700,000	13,277,159
2.000% due 12/01/14	7,700,000	7,991,489
2.250% due 08/01/14	3,000,000	3,144,082
2.500% due 09/01/13	1,400,000	1,478,329
3.000% due 12/01/15	4,200,000	4,495,910
4.500% due 06/01/15	1,200,000	1,356,176
Canada Housing Trust No 1 (Canada)
2.750% due 12/15/15 ~	8,700,000	9,141,021
3.350% due 12/15/20 ~	19,900,000	20,550,575
3.950% due 12/15/11 ~	1,900,000	1,995,054
4.000% due 06/15/12 ~	9,900,000	10,525,031
4.550% due 12/15/12 ~	17,100,000	18,505,836
4.800% due 06/15/12 ~	7,600,000	8,138,844
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	$1,900,000	1,757,278
5.125% due 06/29/20	6,800,000	6,911,003
Hydro Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,426,946
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16	EUR 8,748,795	12,577,560
2.100% due 09/15/21	14,895,595	20,215,105
2.350% due 09/15/19	4,257,240	6,037,821
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,762,960
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	5,356,012
9.500% due 12/18/14	12,700,000	1,209,537
Province of Ontario (Canada)
1.375% due 01/27/14	$9,000,000	9,056,340
1.875% due 09/15/15	2,800,000	2,799,185
4.200% due 03/08/18	CAD 2,000,000	2,199,554
4.200% due 06/02/20	11,100,000	11,939,362
4.300% due 03/08/17	6,200,000	6,899,489
4.400% due 06/02/19	13,500,000	14,861,968
4.600% due 06/02/39	3,300,000	3,561,174
5.500% due 06/02/18	3,800,000	4,474,382
Province of Quebec (Canada)
4.500% due 12/01/16	600,000	673,354
7.500% due 07/15/23	$2,495,000	3,310,254
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	475,621
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	12,957,975
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,251,562
7.375% due 04/25/12	320,000	337,216
Russian Foreign Bond - Eurobond (Russia) 3.625% due 04/29/15 ~	1,000,000	1,032,500
Societe Financement de l’Economie Francaise (France) 2.125% due 05/20/12	EUR 11,000,000	16,031,069
Spain Government Bond (Spain)
4.650% due 07/30/25	19,800,000	25,878,994
4.900% due 07/30/40	700,000	873,295
United Mexican States (Mexico) 6.050% due 01/11/40	$3,800,000	4,062,200

Total Foreign Government Bonds & Notes
(Cost $651,870,892)		725,735,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS - 3.7%

American Municipal Power Inc OH 8.084% due 02/15/50	$4,600,000	$5,725,298
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	955,000	1,004,306
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,186,195
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	1,745,866
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	4,768,291
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	7,676,712
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	1,867,567
6.300% due 12/01/21	800,000	855,824
6.899% due 12/01/40	6,800,000	7,250,228
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	3,600,531
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,410,750
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,328,933
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,570,937
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,185,750
5.750% due 06/01/47	3,000,000	2,195,670
Golden State Tobacco Securitization Corp CA ‘A2’ 0.000% due 06/01/37 §	3,200,000	2,061,920
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	1,885,000	1,894,708
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	2,611,500
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	323,844
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,003,220
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,162,977
Los Angeles Wastewater Systems Revenue CA 5.713% due 06/01/39	1,600,000	1,594,032
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,392,160
Metropolitan Transportation Authority NY
7.134% due 11/15/30	22,300,000	23,694,642
7.336% due 11/15/39	28,190,000	34,584,338
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,603,240
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,622,584
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,086,824
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	425,596
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,258,025
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	396,320
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,617,920
Pierce County School District No 3 WA 5.000% due 12/01/23	3,000,000	3,144,210
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,021,340
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,166,381
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	326,615
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	35,982,130
State of California
7.550% due 04/01/39	3,550,000	4,066,028
7.950% due 03/01/36	1,200,000	1,308,648
State of Illinois
4.071% due 01/01/14	5,200,000	5,386,784
6.900% due 03/01/35	1,000,000	1,020,260
State of Iowa 6.750% due 06/01/34	1,000,000	1,075,860
Texas State Transportation Commission 5.178% due 04/01/30	2,200,000	2,255,440
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,710,285
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	9,225,000	6,841,444
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,767,457
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	8,483,832
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,738,473
6.250% due 06/01/42	900,000	845,145
Washington State Convention Center 6.790% due 07/01/40	10,600,000	11,226,884

Total Municipal Bonds
(Cost $226,866,415)		233,073,924

PURCHASED OPTIONS - 0.0%
(See Note (l) in Notes to Schedule of Investments)
(Cost $360,687)		479,219

SHORT-TERM INVESTMENTS - 18.8%

Commercial Paper - 3.3%

Kells Funding LLC
0.016% due 11/17/11	13,000,000	12,987,008
0.250% due 11/17/11	43,700,000	43,656,326
0.254% due 11/01/11	13,000,000	12,989,478
0.290% due 01/11/12	45,800,000	45,720,615
0.295% due 01/10/12	13,000,000	12,977,652
Straight-A Funding LLC
0.160% due 09/12/11	50,930,000	50,911,889
0.162% due 09/06/11	4,400,000	4,398,690
0.162% due 09/08/11	13,000,000	12,995,947
0.162% due 09/12/11	13,000,000	12,995,377

		209,632,982

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Foreign Government Issues - 14.2%

Banco Bradesco SA (Brazil) 1.475% due 08/26/11 ~ Δ	$58,300,000	$58,144,922
Japan Treasury Discount Bills (Japan)
0.096% due 09/05/11	JPY 13,080,000,000	162,446,435
0.100% due 09/26/11	4,890,000,000	60,728,266
0.102% due 07/19/11	14,690,000,000	182,463,606
0.135% due 09/20/11	1,500,000,000	18,628,470
0.153% due 09/12/11	1,950,000,000	24,217,472
0.208% due 08/22/11	9,690,000,000	120,347,862
0.268% due 08/22/11	22,110,000,000	274,602,815

		901,579,848

U.S. Treasury Bills - 0.1%

0.011% due 08/25/11 ‡	$2,330,000	2,329,963
0.050% due 09/15/11 ‡	2,030,000	2,029,957
0.140% due 09/08/11 ‡	420,000	419,996
0.150% due 09/29/11 ‡	450,000	449,986
0.175% due 08/18/11 ‡	330,000	329,980
0.260% due 09/22/11 ‡	2,373,000	2,372,917
0.298% due 07/28/11 ‡	100,000	99,992

		8,032,791

Repurchase Agreements - 1.2%

Barclays PLC 0.100% due 07/14/11 (Dated 06/23/11, repurchase price of $59,803,488; collateralized by Freddie Mac: 0.135% due 06/17/13 and value $60,929,544) Δ	59,800,000	59,800,000
Credit Suisse Group AG 0.100% due 07/14/11 (Dated 06/15/11, repurchase price of $15,001,208; collateralized by Fannie Mae: 3.360% due 09/28/20 and value $15,245,787) Δ	15,000,000	15,000,000
Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $3,143,608; collateralized by Federal Home Loan Bank: 5.250% due 08/08/33 and value $1,795,038; and Freddie Mac: 5.000% due 04/08/30 and value $1,412,025)	3,143,607	3,143,607

		77,943,607

Total Short-Term Investments
(Cost $1,185,778,166)		1,197,189,228

TOTAL INVESTMENTS - 111.8%
(Cost $6,913,288,225)		7,094,459,661

TOTAL SECURITIES SOLD SHORT - (17.9%)
(See Note (i) in Notes to Schedule of Investments)
(Proceeds $1,143,421,992)		(1,134,235,998)

OTHER ASSETS & LIABILITIES, NET - 6.1%		385,826,258

NET ASSETS - 100.0%		$6,346,049,921

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	41.9%
Corporate Bonds & Notes	29.6%
Short-Term Investments	18.8%
Foreign Government Bonds & Notes	11.4%
Municipal Bonds	3.7%
U.S. Treasury Obligations	2.8%
Asset-Backed Securities	2.3%
Equity Securities	0.9%
Senior Loan Notes	0.4%

111.8%
Securities Sold Short	(17.9%)
Other Assets & Liabilities, Net	6.1%

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	40.0%
A-1 (Short-Term Debt only)	3.0%
AA	6.8%
A	12.0%
BBB	9.4%
BB	2.5%
B	1.8%
CC	0.7%
C	0.2%
D	0.1%
Not Rated	23.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $11,322,356 or 0.2% of the net assets were in default as of June 30, 2011.

(e)	As of June 30, 2011, 3.0% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2011, investments with total aggregate values of $22,878,121, $17,533,707, $37,754,320 and $3,959,361 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, reverse repurchase agreements, swap contracts, and delayed delivery securities, respectively. In addition, $9,000 in cash was segregated as collateral for open futures contracts.

(g)	Reverse repurchase agreements outstanding as of June 30, 2011 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
CSF	0.200%	12/07/10	(1)	(1)	$13,968,000
RBS	0.400%	06/16/11	(1)	(1)	2,793,000

					$16,761,000

(1)	The reverse repurchase agreement has an open maturity date and be terminated at any time by either party.

(h)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended June 30, 2011 was $28,673,600 at a weighted average interest rate of 0.207%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(i)	Securities sold short outstanding as of June 30, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
3.500% due 07/19/26	$80,000,000	($81,424,960)
3.500% due 07/14/41	113,200,000	(108,159,091)
4.000% due 07/16/26	46,000,000	(47,897,500)
4.000% due 07/14/41	797,000,000	(796,501,875)
5.500% due 08/11/41	22,000,000	(23,742,818)
Government National Mortgage Association
3.500% due 07/20/41	77,800,000	(75,395,535)
6.000% due 07/20/41	1,000,000	(1,114,219)

Total Securities sold short
(Proceeds $1,143,421,992)		($1,134,235,998)

(j)	Open futures contracts outstanding as of June 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euro-Bobl 5-Year Notes (09/11)	491	EUR 49,100,000	($141,415)
Euro-Bund 10-Year Notes (09/11)	71	7,100,000	(66,461)
3-Month Euribor (06/12)	179	179,000,000	119,704
3-Month Euribor (09/12)	179	179,000,000	148,816
3-Month Euribor (12/12)	179	179,000,000	161,922
3-Month Euribor (03/13)	179	179,000,000	165,003
Eurodollar (09/11)	2,337	$2,337,000,000	123,354
Eurodollar (12/11)	2,637	2,637,000,000	1,427,232
Eurodollar (03/12)	9,277	9,277,000,000	8,964,815
Eurodollar (06/12)	12,141	12,141,000,000	9,781,003
Eurodollar (09/12)	5,263	5,263,000,000	182,714
Eurodollar (12/12)	1,844	1,844,000,000	(408,036)
Eurodollar (03/13)	2,710	2,710,000,000	(707,503)
Eurodollar (06/13)	674	674,000,000	(426,349)
Eurodollar (09/13)	574	574,000,000	(272,632)
Eurodollar (12/13)	305	305,000,000	(141,335)
Eurodollar (03/14)	492	492,000,000	(264,064)
Eurodollar (06/14)	96	96,000,000	(46,564)
U.S. Treasury 2-Year Notes (09/11)	513	102,600,000	247,802

			18,848,006

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/11)	93	9,300,000	(123,597)

Total Futures Contracts			$18,724,409

(k)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	BRL	414,977,944	07/11	HSB	$10,765,178
Sell	BRL	414,977,944	07/11	MSC	(6,361,062)
Buy	BRL	55,754,540	08/11	BRC	621,643
Sell	BRL	4,772,770	08/11	BRC	(138,062)
Sell	BRL	4,082,320	08/11	CIT	(98,562)
Sell	BRL	38,570,900	08/11	HSB	(965,491)
Sell	BRL	3,755,240	08/11	MSC	(90,362)
Sell	BRL	4,573,310	08/11	UBS	(111,097)
Buy	BRL	930,500	09/11	BOA	88,412
Buy	BRL	743,800	09/11	MSC	70,350
Sell	BRL	55,754,540	09/11	BRC	(609,636)
Sell	BRL	414,977,944	09/11	HSB	(10,410,105)
Sell	BRL	1,674,300	09/11	UBS	(23,902)
Buy	CAD	6,470,000	09/11	DUB	128,099
Buy	CAD	2,643,000	09/11	RBC	55,125
Sell	CAD	3,803,000	09/11	BNP	(70,882)
Sell	CAD	5,339,000	09/11	CIT	(130,111)
Sell	CAD	4,932,000	09/11	RBC	(115,337)
Sell	CAD	2,521,000	09/11	RBS	(22,012)
Buy	CNY	16,090,000	11/11	BRC	21,815
Buy	CNY	5,062,000	11/11	BRC	(1,988)
Buy	CNY	14,426,000	11/11	JPM	(5,835)
Buy	CNY	14,357,572	11/11	RBS	10,247
Buy	CNY	4,437,776	02/12	BRC	(2,146)
Buy	CNY	76,600,000	02/12	CIT	63,550
Buy	CNY	15,355,200	06/12	HSB	5,889
Buy	CNY	12,796,000	06/12	JPM	4,907
Buy	CNY	60,000,000	02/13	JPM	77,929
Buy	CNY	67,903,046	02/13	RBS	99,147
Sell	DKK	228,286,000	08/11	CIT	968,097
Buy	EUR	626,000	07/11	BRC	15,931
Buy	EUR	14,251,000	07/11	CIT	203,899
Buy	EUR	175,000	07/11	CSF	4,393
Buy	EUR	266,000	07/11	RBS	8,503

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	1,414,000	07/11	BNP	$275
Sell	EUR	15,938,000	07/11	BNP	(341,667)
Sell	EUR	3,025,000	07/11	BRC	36,678
Sell	EUR	15,083,000	07/11	BRC	(509,445)
Sell	EUR	1,813,000	07/11	CIT	17,830
Sell	EUR	1,689,000	07/11	CIT	(29,367)
Sell	EUR	67,203,000	07/11	CSF	(622,127)
Sell	EUR	4,100,000	07/11	DUB	42,270
Sell	EUR	680,000	07/11	HSB	5,678
Sell	EUR	1,858,000	07/11	HSB	(29,413)
Sell	EUR	41,032,000	07/11	JPM	(275,538)
Sell	EUR	1,765,000	07/11	RBC	54,935
Sell	EUR	2,883,000	07/11	RBC	(43,175)
Sell	EUR	44,627,000	07/11	RBS	(481,417)
Sell	EUR	4,725,000	07/11	UBS	33,159
Sell	EUR	17,623,000	07/11	UBS	(745,897)
Sell	GBP	22,601,000	09/11	UBS	868,666
Buy	IDR	5,103,000,000	07/11	BNP	53,104
Buy	IDR	26,598,074,500	07/11	BRC	222,293
Buy	IDR	50,384,000,000	07/11	CIT	417,074
Buy	IDR	53,596,500,000	07/11	HSB	505,702
Buy	IDR	27,666,100,000	07/11	JPM	110,273
Buy	IDR	4,725,000,000	07/11	RBS	49,170
Sell	IDR	168,072,674,500	07/11	HSB	(92,900)
Buy	IDR	23,233,000,000	10/11	DUB	153,197
Buy	IDR	49,046,600,000	10/11	RBS	298,532
Buy	IDR	20,000,000,000	01/12	CIT	44,146
Buy	IDR	37,918,580,000	01/12	JPM	20,544
Buy	IDR	168,072,674,500	07/12	HSB	(112,120)
Buy	INR	698,000,000	08/11	CIT	92,389
Buy	INR	80,000,000	08/11	DUB	56,465
Buy	INR	108,413,000	08/11	HSB	71,437
Buy	INR	348,824,200	11/11	BRC	32,848
Buy	JPY	25,810,537,000	07/11	CIT	795,542
Buy	JPY	479,098,000	07/11	JPM	231,902
Sell	JPY	21,556,279,000	07/11	BOA	(11,401,885)
Sell	JPY	846,288,000	07/11	BRC	(396,775)
Sell	JPY	3,908,325,000	07/11	JPM	(2,049,012)
Sell	JPY	53,326,000	07/11	RBC	5,717
Sell	JPY	14,767,333,850	07/11	RBS	(7,501,429)
Sell	JPY	22,110,000,000	08/11	BNP	(3,915,638)
Sell	JPY	9,690,000,000	08/11	JPM	(765,185)
Sell	JPY	21,420,000,000	09/11	CIT	362,309
Buy	KRW	5,522,680,000	08/11	CIT	125,197
Buy	KRW	845,475,000	08/11	GSC	40,054
Buy	KRW	35,000,000,000	08/11	JPM	907,796
Buy	KRW	599,880,000	08/11	MSC	26,975
Buy	KRW	753,000,000	08/11	RBS	29,212
Buy	KRW	11,822,522,369	11/11	CIT	186,620
Buy	KRW	18,000,000,000	11/11	JPM	279,621
Buy	MXN	12,943,500	07/11	CIT	39,627
Buy	MXN	13,149,285	07/11	DUB	58,794
Buy	MXN	911,130,567	07/11	HSB	3,343,604
Buy	MXN	20,806,950	07/11	MSC	76,774
Buy	MXN	12,237,350	07/11	UBS	44,986
Sell	MXN	970,267,652	07/11	HSB	(488,599)
Buy	MXN	995,333,652	11/11	HSB	526,053
Buy	MXN	10,749,600	11/11	MSC	6,667
Buy	MXN	9,549,200	11/11	UBS	5,420
Buy	MYR	9,300,000	08/11	BRC	61,588
Buy	MYR	17,890,000	08/11	CIT	109,728
Buy	MYR	5,211,605	08/11	HSB	27,746
Buy	MYR	3,000,000	08/11	JPM	17,237
Buy	PHP	86,951,377	11/11	BRC	24,874
Buy	PHP	155,929,000	11/11	CIT	33,782
Buy	PHP	95,346,500	11/11	CIT	(23,985)
Buy	PHP	35,240,000	11/11	DUB	4,254
Buy	PHP	35,136,000	11/11	GSC	1,880
Buy	PHP	70,776,000	11/11	JPM	15,263

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	PHP	30,170,000	11/11	JPM	($11,455)
Buy	PHP	214,400,000	03/12	CIT	(86,197)
Buy	PHP	47,000,000	03/12	HSB	(15,685)
Buy	PHP	757,282,301	03/12	JPM	(275,859)
Buy	PHP	51,680,399	03/12	MSC	(16,360)
Buy	RUB	55,043,000	07/11	BRC	44,447
Buy	RUB	55,043,000	07/11	CIT	(4,106)
Sell	RUB	55,043,000	07/11	BRC	4,106
Sell	RUB	55,043,000	07/11	CIT	30,879
Buy	SGD	1,800,000	09/11	BRC	57,721
Buy	SGD	3,600,000	09/11	CIT	116,501
Buy	SGD	14,200,000	09/11	DUB	116,955
Buy	SGD	7,211,095	09/11	GSC	12,478
Buy	SGD	9,744,952	09/11	JPM	181,073
Buy	SGD	10,100,000	09/11	RBS	186,635
Buy	SGD	3,500,000	09/11	UBS	133
Buy	SGD	3,549,300	12/11	CIT	74,536
Buy	TRY	30,660,410	07/11	HSB	(541,284)
Buy	TRY	3,557,520	07/11	JPM	(118,555)
Sell	TRY	34,217,930	07/11	HSB	(269,156)
Buy	TRY	34,217,930	10/11	HSB	268,926
Buy	TWD	20,000,000	01/12	BRC	672
Buy	TWD	75,841,795	01/12	JPM	10,020
Buy	ZAR	2,088,900	07/11	CIT	7,913
Buy	ZAR	4,180,300	07/11	HSB	16,195
Buy	ZAR	134,994,456	07/11	JPM	165,630
Buy	ZAR	12,551,400	07/11	MSC	13,037
Sell	ZAR	6,037,200	07/11	BRC	10,090
Sell	ZAR	3,357,950	07/11	CSF	5,023
Sell	ZAR	141,733,706	07/11	HSB	(473,862)
Sell	ZAR	2,686,200	07/11	MSC	4,042
Buy	ZAR	7,601,500	09/11	BRC	112,850
Buy	ZAR	3,799,500	09/11	MSC	56,242
Buy	ZAR	3,040,000	09/11	UBS	45,052
Buy	ZAR	141,733,706	10/11	HSB	468,025

Total Forward Foreign Currency Contracts					($24,996,501)

(l)	Purchased options outstanding as of June 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on	Exercise	Expiration	Counter-	Notional
Description	3-Month USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap Δ	Pay	1.250%	04/30/12	RBS	$91,400,000	$360,687	$479,219

Total Purchased Options						$360,687	$479,219

(m)	Transactions in written options for the period ended June 30, 2011 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2010	2,748	2,208,900,000	2,000,000	$20,132,466
Call Options Written	1,177	600,600,000	-	2,875,377
Put Options Written	1,983	893,300,000	-	4,876,472
Put Options Expired	-	(4,600,000)	-	(18,860)
Call Options Closed	(2,143)	(258,700,000)	(1,000,000)	(1,609,138)
Put Options Closed	(898)	(400,600,000)	(1,000,000)	(3,121,858)

Outstanding, June 30, 2011	2,867	3,038,900,000	-	$23,134,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(n)	Premiums received and value of written options outstanding as of June 30, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	BNP	$10,500,000	$22,575	($23,425)

Credit Default Swaptions – Sell Protection (2)

Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BNP	10,500,000	43,050	(5,404)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BRC	2,000,000	10,000	(1,029)
Put - OTC Dow Jones CDX IG16 5Y Index	1.300%	09/21/11	BOA	5,400,000	24,570	(6,623)

					77,620	(13,056)

					$100,195	($36,481)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$4,200,000	$31,500	($14,912)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	11,600,000	98,160	(31,076)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	27,900,000	248,820	(77,826)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	12,300,000	158,670	(37,820)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	10/13/20	DUB	12,500,000	122,500	(50,962)

						$659,650	($212,596)

Interest Rate Swaptions

	Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.800%	08/24/11	RBS	$98,500,000	$187,150	($153,030)
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	08/24/11	DUB	48,900,000	298,290	(165,311)
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	BOA	24,800,000	124,000	(149,269)
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MSC	204,300,000	1,038,875	(1,229,661)
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	RBS	40,900,000	212,341	(246,173)

						1,860,656	(1,943,444)

Put - OTC 5-Year Interest Rate Swap	Pay	2.500%	08/24/11	RBS	98,500,000	403,850	(228,983)
Put - OTC 10-Year Interest Rate Swap	Pay	3.750%	08/24/11	DUB	48,900,000	244,500	(156,905)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	BOA	24,800,000	151,900	(53,027)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	MSC	204,300,000	1,038,875	(436,834)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	RBS	40,900,000	257,670	(87,452)
Put - OTC 1-Year Interest Rate Swap	Pay	0.650%	11/14/11	GSC	84,000,000	172,200	(66,192)
Put - OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	182,800,000	365,600	(106,646)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	14,100,000	146,366	(70,207)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	35,300,000	345,940	(175,766)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	76,900,000	831,997	(294,250)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	52,000,000	465,081	(198,973)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	88,000,000	951,476	(336,723)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	75,800,000	824,764	(290,041)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	127,900,000	1,288,790	(489,397)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	155,300,000	1,325,423	(594,240)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	$28,900,000	$174,123	($413)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(749,719)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(249,442)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(354,861)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(42,120)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	GSC	62,300,000	369,647	(328,010)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	32,900,000	203,248	(173,218)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	293,200,000	2,308,700	(1,543,698)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(564,367)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(323,572)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(448,685)

						15,709,262	(8,363,741)

						$17,569,918	($10,307,185)

Options on Exchange-Traded Future Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CBOT 5-Year U.S. Treasury Note Futures (08/11)	$120.00	07/22/11	CIT	192	$62,112	($43,500)
Call - CBOT 10-Year U.S. Treasury Note Futures (08/11)	125.00	07/22/11	CIT	126	58,166	(11,813)
Call - CBOT 5-Year U.S. Treasury Note Futures (09/11)	121.50	08/26/11	CIT	90	20,751	(13,359)

					141,029	(68,672)

Put - CBOT 5-Year U.S. Treasury Note Futures (08/11)	118.00	07/22/11	CIT	192	57,352	(40,500)
Put - CBOT 10-Year U.S. Treasury Note Futures (08/11)	121.00	07/22/11	CIT	126	41,707	(51,187)
Put - CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	1,264	787,183	(94,800)
Put - CME Eurodollar Futures (03/12)	99.00	03/19/12	CIT	877	698,474	(120,588)

					1,584,716	(307,075)

					$1,725,745	($375,747)

Options on Securities

	Strike	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Call - OTC Fannie Mae 4.500% due 08/11/41 Δ	$104.53	08/04/11	CSF	$18,000,000	$45,000	($18,370)

Put - OTC Fannie Mae 4.500% due 08/11/41 Δ	102.53	08/04/11	CSF	18,000,000	56,250	(61,296)

					$101,250	($79,666)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$41,800,000	$220,712	($270,536)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	38,700,000	196,596	(250,473)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	128,300,000	1,425,972	(2,079,454)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	104,300,000	1,134,421	(1,709,688)

					$2,977,701	($4,310,151)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$23,134,459	($15,321,826)

(o)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Upfront
	Fixed Deal						Premiums
	Pay		Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 1.940% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM	$4,920,720	$4,769,236	$-	$4,769,236

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	1.260%	$2,100,000	$31,062	$-	$31,062
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	1.092%	4,000,000	83,770	-	83,770
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.883%	2,000,000	23,312	-	23,312
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	1.092%	5,000,000	77,358	-	77,358
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	3.016%	10,000,000	1,015,095	-	1,015,095
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.459%	5,000,000	(36,666)	-	(36,666)
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.710%	10,000,000	436,769	-	436,769
Erac USA Finance Co 8.000% due 01/15/11	(2.700%	)	12/20/17	GSC	0.866%	5,000,000	(551,456)	-	(551,456)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.319%	4,800,000	86,293	-	86,293

							$1,165,537	$-	$1,165,537

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
MetLife Inc 5.000% due 06/15/15 Δ	1.000%	09/20/13	JPM	0.730%	$9,030,000	$56,938	($506,399)	$563,337
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.789%	4,600,000	369,065	-	369,065
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	0.789%	11,400,000	971,437	-	971,437
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.789%	7,700,000	661,901	-	661,901
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.789%	7,200,000	635,959	-	635,959
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.789%	13,400,000	1,208,627	-	1,208,627
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.789%	16,900,000	1,566,413	-	1,566,413
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.789%	13,500,000	1,318,537	-	1,318,537
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	0.789%	5,900,000	598,296	-	598,296
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	0.789%	2,800,000	287,425	-	287,425
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	0.816%	4,300,000	30,166	(75,980)	106,146
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.885%	3,000,000	13,459	(67,496)	80,955
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.885%	3,000,000	13,459	(68,880)	82,339
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.885%	1,500,000	6,730	(34,440)	41,170
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	0.816%	2,200,000	15,434	(38,874)	54,308
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	0.816%	2,200,000	15,434	(39,880)	55,314
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.685%	4,500,000	56,392	75,362	(18,970)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.685%	1,000,000	12,531	16,386	(3,855)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	0.938%	13,400,000	36,066	(282,871)	318,937
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.938%	8,400,000	22,609	(92,192)	114,801
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.685%	2,200,000	27,569	37,125	(9,556)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	0.656%	5,000,000	(83,199)	(132,503)	49,304

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	0.964%	$700,000	$1,243	($6,372)	$7,615
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	0.943%	300,000	795	(4,244)	5,039
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	0.964%	2,300,000	4,085	(19,842)	23,927
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	0.964%	1,000,000	1,776	(15,694)	17,470
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	0.943%	1,000,000	2,651	(15,080)	17,731
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	1.144%	1,000,000	(5,580)	(23,587)	18,007
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	0.964%	2,600,000	4,618	(25,870)	30,488
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	0.964%	2,900,000	5,151	(29,862)	35,013
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	0.964%	600,000	1,066	(5,677)	6,743
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	0.943%	500,000	1,325	(7,073)	8,398
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	GSC	0.700%	800,000	(15,544)	(15,688)	144
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	0.700%	1,700,000	(33,030)	(33,752)	722
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	BRC	1.006%	13,000,000	719	(75,003)	75,722
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.792%	4,600,000	42,788	112,521	(69,733)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.534%	1,700,000	34,994	39,430	(4,436)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	MSC	1.006%	12,900,000	713	(74,426)	75,139
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BOA	0.739%	1,600,000	(35,492)	(64,735)	29,243
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BRC	0.739%	1,800,000	(39,929)	(66,879)	26,950
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	DUB	0.739%	900,000	(19,964)	(36,429)	16,465
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	MSC	0.739%	500,000	(11,091)	(17,027)	5,936
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	0.739%	500,000	(11,091)	(16,794)	5,703
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	UBS	0.739%	2,500,000	(55,457)	(101,149)	45,692
China Government Bond 4.750% due 10/29/13 Δ	1.000%	03/20/16	BNP	0.783%	400,000	4,080	4,839	(759)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	BOA	1.950%	13,000,000	(532,876)	(458,563)	(74,313)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BOA	1.661%	43,300,000	(1,246,283)	(1,504,025)	257,742
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	BOA	0.832%	900,000	7,175	12,448	(5,273)
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	BOA	2.571%	900,000	(59,746)	(59,059)	(687)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	BRC	1.043%	7,300,000	(12,037)	(48,930)	36,893
China Government Bond 4.750% due 10/29/13 Δ	1.000%	03/20/16	BRC	0.783%	800,000	8,159	9,560	(1,401)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BRC	1.661%	2,600,000	(74,835)	(101,192)	26,357
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	CIT	1.950%	12,900,000	(528,777)	(460,757)	(68,020)
Kazakhstan Government Debt	1.000%	03/20/16	CIT	150.440%	400,000	(8,964)	(11,544)	2,580
Kazakhstan Government Debt	1.000%	03/20/16	DUB	150.400%	400,000	(8,964)	(12,100)	3,136
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.412%	12,900,000	(3,316)	(94,639)	91,323
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	GSC	1.661%	900,000	(25,904)	(34,625)	8,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	GSC	2.571%	$900,000	($59,746)	($59,809)	$63
Kazakhstan Government Debt	1.000%	03/20/16	HSB	150.400%	400,000	(8,964)	(11,729)	2,765
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	HSB	1.012%	18,000,000	(4,627)	(133,510)	128,883
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	JPM	0.832%	2,000,000	15,943	17,580	(1,637)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	GSC	0.774%	16,000,000	(398,742)	(417,874)	19,132
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BOA	0.590%	6,800,000	135,797	139,356	(3,559)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/16	BRC	1.329%	6,400,000	(97,264)	(101,386)	4,122
China Government Bond 4.750% due 10/29/13 Δ	1.000%	06/20/16	CIT	0.813%	9,900,000	91,473	106,740	(15,267)
Spain Government Bond 5.500% due 07/30/17	1.000%	06/20/16	CIT	2,589%	5,400,000	(378,575)	(374,061)	(4,514)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/16	CIT	1.042%	6,200,000	(10,523)	(13,370)	2,847
China Government Bond 4.750% due 10/29/13 Δ	1.000%	06/20/16	DUB	0.813%	7,500,000	69,297	79,080	(9,783)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/16	DUB	1.688%	4,800,000	(150,564)	(123,695)	(26,869)
Republic of South Korea 4.875% due 09/22/14 Δ	1.000%	06/20/16	DUB	0.973%	3,400,000	5,343	1,929	3,414
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	DUB	0.590%	41,800,000	834,752	860,333	(25,581)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/16	GSC	1.688%	1,900,000	(59,598)	(37,437)	(22,161)
China Government Bond 4.750% due 10/29/13 Δ	1.000%	06/20/16	JPM	0.813%	1,800,000	16,631	19,376	(2,745)
China Government Bond 4.750% due 10/29/13 Δ	1.000%	06/20/16	RBS	0.813%	1,800,000	16,631	18,942	(2,311)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	UBS	0.590%	74,100,000	1,479,788	1,282,003	197,785
China Government Bond 4.750% due 10/29/13 Δ	1.000%	09/20/16	DUB	0.840%	1,500,000	12,442	8,287	4,155
China Government Bond 4.750% due 10/29/13 Δ	1.000%	09/20/16	JPM	0.840%	1,000,000	8,295	5,440	2,855
China Government Bond 4.750% due 10/29/13 Δ	1.000%	09/20/16	MSC	0.840%	1,000,000	8,295	4,943	3,352
China Government Bond 4.750% due 10/29/13 Δ	1.000%	09/20/16	UBS	0.840%	400,000	3,318	2,077	1,241
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.457%	3,600,000	(33,515)	-	(33,515)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.457%	3,500,000	(32,584)	-	(32,584)
UnitedHealth Group Inc 5.000% due 08/15/14	1.000%	03/20/18	BOA	1.057%	10,000,000	(32,163)	(63,268)	31,105
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	1.679%	7,200,000	(289,892)	(408,988)	119,096
Nucor Corp 4.875% due 10/01/12	1.000%	06/20/18	JPM	1.010%	5,000,000	(1,662)	11,120	(12,782)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/21	CIT	1.510%	22,500,000	(928,282)	(997,607)	69,325
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BOA	1.820%	15,000,000	(991,239)	(996,219)	4,980
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BOA	1.412%	6,300,000	(214,171)	(182,725)	(31,446)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BRC	1.820%	9,400,000	(621,177)	(596,720)	(24,457)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.412%	12,900,000	(438,542)	(374,151)	(64,391)

						$3,179,881	($6,807,804)	$9,987,685

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y Δ	0.483%	06/20/12	BRC	$770,352	$3,477	($300)	$3,777
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	BOA	7,701,680	241,132	-	241,132
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	46,985	-	46,985
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	44,714	-	44,714
Dow Jones CDX EM12	5.000%	12/20/14	DUB	2,100,000	214,597	210,450	4,147
Dow Jones CDX EM13	5.000%	06/20/15	BRC	14,100,000	1,613,942	1,550,900	63,042
Dow Jones CDX EM13	5.000%	06/20/15	CSF	800,000	91,571	100,000	(8,429)
Dow Jones CDX EM13	5.000%	06/20/15	DUB	6,600,000	755,462	724,500	30,962
Dow Jones CDX EM13	5.000%	06/20/15	GSC	300,000	34,339	37,350	(3,011)
Dow Jones CDX EM13	5.000%	06/20/15	HSB	14,600,000	1,671,174	1,642,950	28,224
Dow Jones CDX EM13	5.000%	06/20/15	JPM	2,500,000	286,160	287,600	(1,440)
Dow Jones CDX EM13	5.000%	06/20/15	MSC	15,000,000	1,716,959	1,743,250	(26,291)
Dow Jones CDX EM14	5.000%	12/20/15	BOA	1,400,000	172,374	182,700	(10,326)
Dow Jones CDX EM14	5.000%	12/20/15	BRC	9,600,000	1,181,995	1,276,000	(94,005)
Dow Jones CDX EM14	5.000%	12/20/15	CIT	4,200,000	517,123	581,100	(63,977)
Dow Jones CDX EM14	5.000%	12/20/15	DUB	7,500,000	923,434	922,750	684
Dow Jones CDX EM14	5.000%	12/20/15	HSB	2,800,000	344,749	371,400	(26,651)
Dow Jones CDX EM14	5.000%	12/20/15	JPM	800,000	98,500	105,600	(7,100)
Dow Jones CDX EM14	5.000%	12/20/15	MSC	6,700,000	824,934	871,000	(46,066)
Dow Jones CDX EM14	5.000%	12/20/15	UBS	1,500,000	184,687	207,750	(23,063)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	BNP	139,400,000	562,892	503,725	59,167
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	BOA	121,300,000	489,805	527,121	(37,316)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	CSF	32,500,000	131,234	155,407	(24,173)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	DUB	10,400,000	41,995	49,994	(7,999)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	MSC	6,900,000	27,862	33,585	(5,723)
Dow Jones CDX HY16 5Y Δ	5.000%	06/20/16	BNP	23,400,000	414,854	496,080	(81,226)
Dow Jones CDX EM15 Δ	5.000%	06/20/16	BRC	3,200,000	424,046	430,500	(6,454)
Dow Jones CDX HY16 5Y Δ	5.000%	06/20/16	BRC	9,700,000	171,969	(36,375)	208,344
Dow Jones CDX EM15 Δ	5.000%	06/20/16	DUB	1,800,000	238,526	243,900	(5,374)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	41,840	-	41,840

					$13,513,331	$13,218,937	$294,394

Total Credit Default Swaps					$22,627,985	$6,411,133	$16,216,852

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	AUD 69,000,000	($300,798)	$569,776	($870,574)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	151,089	15,225	135,864
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,422,727)	(3,058,879)	(363,848)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(653,222)	(1,033,120)	379,898
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(489,870)	(701,210)	211,340

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
BRL-CDI-Compounded	GSC	Pay	10.835%	01/02/12	BRL 92,900,000	$586,303	$89,093	$497,210
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	2,309,981	(359,262)	2,669,243
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	307,561	(63,169)	370,730
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	373,000	(56,175)	429,175
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	200,093	20,000	180,093
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	620,287	39,058	581,229
BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	12,000,000	28,057	(8,462)	36,519
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	88,025	36,808	51,217
BRL-CDI-Compounded	MER	Pay	11.900%	01/02/13	65,400,000	215,558	87,318	128,240
BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	73,434	(24,657)	98,091
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	52,807	16,206	36,601
BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	37,183	15,741	21,442
BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	191,515	32,774	158,741
BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	54,672	17,675	36,997
BRL-CDI-Compounded	CSF	Pay	12.480%	01/02/13	37,800,000	289,454	112,805	176,649
BRL-CDI-Compounded	MSC	Pay	12.590%	01/02/13	200,000	1,816	272	1,544
28-Day Mexico Interbank TIIE Banxico Δ	MSC	Pay	6.500%	03/05/13	MXN 23,600,000	16,412	(923)	17,335
BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	BRL 1,000,000	12,272	4,604	7,668
BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	14,600	6,540	8,060
3-Month USD-LIBOR	BOA	Pay	1.250%	12/21/14	$39,000,000	(318,078)	(207,480)	(110,598)
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 70,300,000	258,548	31,045	227,503
3-Month USD-LIBOR	BOA	Receive	3.500%	06/15/21	$27,000,000	(590,514)	(26,635)	(563,879)
3-Month USD-LIBOR	CIT	Receive	3.500%	06/15/21	46,400,000	(1,014,809)	(193,152)	(821,657)
3-Month USD-LIBOR	DUB	Receive	3.500%	06/15/21	11,700,000	(255,889)	222,350	(478,239)
3-Month USD-LIBOR	HSB	Receive	3.500%	06/15/21	7,600,000	(166,219)	(31,692)	(134,527)
3-Month USD-LIBOR	JPM	Receive	3.500%	06/15/21	15,600,000	(341,186)	(32,424)	(308,762)
3-Month USD-LIBOR	MSC	Receive	3.500%	06/15/21	5,100,000	(111,542)	7,344	(118,886)
3-Month USD-LIBOR	UBS	Receive	3.500%	06/15/21	9,500,000	(207,773)	(4,085)	(203,688)
6-Month EUR-LIBOR	BOA	Pay	3.500%	09/21/21	EUR 2,800,000	(872)	(45,265)	44,393
6-Month EUR-LIBOR	BRC	Pay	3.500%	09/21/21	51,000,000	(15,879)	272,677	(288,556)
6-Month USD-LIBOR	CSF	Pay	3.500%	09/21/21	$9,700,000	(3,020)	(22,946)	19,926
6-Month EUR-LIBOR	GSC	Pay	3.500%	09/21/21	EUR 43,600,000	(13,575)	(487,380)	473,805
6-Month EUR-LIBOR	HSB	Pay	3.500%	09/21/21	40,800,000	(12,703)	394,081	(406,784)
6-Month EUR-LIBOR	MSC	Pay	3.500%	09/21/21	38,200,000	(11,893)	(182,790)	170,897
6-Month EUR-LIBOR Δ	CIT	Pay	3.650%	09/21/21	7,400,000	133,445	9,145	124,300
6-Month EUR-LIBOR Δ	MSC	Pay	3.650%	09/21/21	16,500,000	297,547	81,381	216,166
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 54,000,000	926,540	(36,710)	963,250
3-Month USD-LIBOR	BNP	Receive	4.250%	06/15/41	$2,200,000	(73,469)	96,800	(170,269)
3-Month USD-LIBOR	BOA	Receive	4.250%	06/15/41	2,300,000	(76,809)	99,958	(176,767)
3-Month USD-LIBOR	BRC	Receive	4.250%	06/15/41	4,500,000	(150,277)	101,250	(251,527)
3-Month USD-LIBOR	CIT	Receive	4.250%	06/15/41	8,300,000	(277,178)	301,340	(578,518)
3-Month USD-LIBOR	CSF	Receive	4.250%	06/15/41	1,700,000	(56,772)	53,805	(110,577)
3-Month USD-LIBOR	DUB	Receive	4.250%	06/15/41	12,300,000	(410,758)	(456,330)	45,572
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	10,100,000	(337,289)	280,960	(618,249)
3-Month USD-LIBOR	HSB	Receive	4.250%	06/15/41	27,700,000	(925,041)	426,798	(1,351,839)
3-Month USD-LIBOR	JPM	Receive	4.250%	06/15/41	54,200,000	(1,810,009)	727,738	(2,537,747)
3-Month USD-LIBOR	MSC	Receive	4.250%	06/15/41	46,800,000	(1,562,886)	393,025	(1,955,911)
3-Month USD-LIBOR	RBS	Receive	4.250%	06/15/41	86,800,000	(2,898,685)	2,035,705	(4,934,390)
3-Month USD-LIBOR	UBS	Receive	4.250%	06/15/41	1,800,000	(60,111)	67,950	(128,061)
3-Month USD-LIBOR Δ	BOA	Receive	4.000%	12/21/41	2,400,000	74,132	68,424	5,708
3-Month USD-LIBOR Δ	CIT	Receive	4.000%	12/21/41	13,400,000	413,901	163,798	250,103
3-Month USD-LIBOR Δ	DUB	Receive	4.000%	12/21/41	4,900,000	134,512	(19,600)	154,112
3-Month USD-LIBOR Δ	MSC	Receive	4.000%	12/21/41	11,500,000	355,214	154,850	200,364

Total Interest Rate Swaps						($8,351,895)	$1,973	($8,353,868)

Total Swap Agreements						$14,276,090	$6,413,106	$7,862,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(p)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$57,138	$-	$57,138	$-
	Convertible Preferred Stocks (1)	53,687,474	53,687,474	-	-
	Preferred Stocks
	Financials	3,645,487	1,879,750	-	1,765,737
	Corporate Bonds & Notes	1,878,039,601	-	1,877,726,199	313,402
	Senior Loan Notes	23,847,191	-	23,847,191	-
	Mortgage-Backed Securities	2,655,588,421	-	2,638,524,603	17,063,818
	Asset-Backed Securities	142,744,743	-	142,744,743	-
	U.S. Government Agency Issue	1,481,745	-	1,481,745	-
	U.S. Treasury Obligations	178,889,536	-	178,889,536	-
	Foreign Government Bonds & Notes	725,735,954	-	725,735,954	-
	Municipal Bonds	233,073,924	-	233,073,924	-
	Short-Term Investments	1,197,189,228	-	1,197,189,228	-
	Derivatives:
	Credit Contracts
	Swaps	30,780,016	-	30,780,016	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	25,798,182	-	25,798,182	-
	Interest Rate Contracts
	Futures	21,322,365	21,322,365	-	-
	Purchased Options	479,219	-	479,219	-
	Swaps	8,217,958	-	8,217,958	-

	Total Interest Rate Contracts	30,019,542	21,322,365	8,697,177	-

	Total Assets - Derivatives	86,597,740	21,322,365	65,275,375	-

	Total Assets	7,180,578,182	76,889,589	7,084,545,636	19,142,957

Liabilities	Securities Sold Short	(1,134,235,998)	-	(1,134,235,998)	-
	Derivatives:
	Credit Contracts
	Written Options	(36,481)	-	(36,481)	-
	Swaps	(8,152,031)	-	(8,152,031)	-

	Total Credit Contracts	(8,188,512)	-	(8,188,512)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(50,794,683)	-	(50,794,683)	-
	Interest Rate Contracts
	Futures	(2,597,956)	(2,597,956)	-	-
	Written Options	(15,285,345)	(375,747)	(10,386,851)	(4,522,747)
	Swaps	(16,569,853)	-	(16,569,853)	-

	Total Interest Rate Contracts	(34,453,154)	(2,973,703)	(26,956,704)	(4,522,747)

	Total Liabilities - Derivatives	(93,436,349)	(2,973,703)	(85,939,899)	(4,522,747)

	Total Liabilities	(1,227,672,347)	(2,973,703)	(1,220,175,897)	(4,522,747)

	Total	$5,952,905,835	$73,915,886	$5,864,369,739	$14,620,210

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

				Derivatives
				Interest
				Rate Contracts
	Preferred	Corporate	Mortgage-Backed	Written
	Stocks	Bonds & Notes	Securities	Options	Total
Value, Beginning of Period	$1,778,789	$19,621,481	$1,221,200	($5,252,950)	$17,368,520
Purchases	-	-	16,143,763	-	16,143,763
Sales	-	(200,000)	(48,851)	-	(248,851)
Accrued Discounts (Premiums)	-	245,655	878	-	246,533
Net Realized Gains (Losses)	-	(7,276)	575	-	(6,701)
Change in Net Unrealized Appreciation (Depreciation)	(13,052)	92,822	(253,747)	730,203	556,226
Transfers In	-	-	-	-	-
Transfers Out	-	(19,439,280)	-	-	(19,439,280)

Value, End of Period	$1,765,737	$313,402	$17,063,818	($4,522,747)	$14,620,210

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($13,052)	$8,114	$109,431	$730,203	$834,696

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 54.6%

Consumer Discretionary - 4.9%

ACE Hardware Corp 9.125% due 06/01/16 ~	$1,700,000	$1,814,750
CCH II LLC 13.500% due 11/30/16	1,550,000	1,832,875
Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	11,740,000	13,152,428
Cox Communications Inc 7.125% due 10/01/12	6,675,000	7,160,446
DIRECTV Holdings LLC 4.750% due 10/01/14	8,775,000	9,609,380
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,910,437
NBC Universal Inc 2.100% due 04/01/14 ~	6,650,000	6,740,713
Reed Elsevier Capital Inc 4.625% due 06/15/12	8,525,000	8,808,311
Sirius XM Radio Inc 9.750% due 09/01/15 ~	1,700,000	1,878,500
Staples Inc 9.750% due 01/15/14	5,500,000	6,549,807
The Goodyear Tire & Rubber Co 10.500% due 05/15/16	1,700,000	1,921,000
The Home Depot Inc 5.250% due 12/16/13	5,000,000	5,465,580
The Interpublic Group of Cos Inc 6.250% due 11/15/14	4,292,000	4,774,850
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	4,441,000	4,974,635
Time Warner Cable Inc
5.400% due 07/02/12	5,400,000	5,645,851
7.500% due 04/01/14	1,530,000	1,763,265
8.250% due 02/14/14	1,168,000	1,359,014
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	1,700,000	1,891,250

		87,253,092

Consumer Staples - 4.3%

Altria Group Inc 8.500% due 11/10/13	5,625,000	6,521,569
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	5,490,000	5,638,098
5.375% due 11/15/14	1,575,000	1,759,625
BAT International Finance PLC (United Kingdom) 8.125% due 11/15/13 ~	7,361,000	8,461,123
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	5,640,000	5,878,719
Coca-Cola Enterprises Inc 1.125% due 11/12/13	4,500,000	4,497,291
General Mills Inc
1.550% due 05/16/14	2,675,000	2,694,442
5.250% due 08/15/13	2,225,000	2,418,230
6.000% due 02/15/12	5,350,000	5,532,360
Kellogg Co 5.125% due 12/03/12	6,300,000	6,679,443
Kraft Foods Inc
2.625% due 05/08/13	5,725,000	5,891,443
6.000% due 02/11/13	1,425,000	1,536,891
Philip Morris International Inc 6.875% due 03/17/14	6,600,000	7,580,786
Reynolds Group Issuer Inc 8.500% due 10/15/16 ~	1,800,000	1,885,500
The Kroger Co 6.750% due 04/15/12	2,275,000	2,379,170
Wal-Mart Stores Inc 3.200% due 05/15/14	7,500,000	7,928,505

		77,283,195

Energy - 2.8%

Apache Corp 6.000% due 09/15/13	5,865,000	6,495,487
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	4,225,000	4,340,190
Canadian Natural Resources Ltd (Canada) 5.150% due 02/01/13	3,900,000	4,152,642
Ensco PLC (United Kingdom) 3.250% due 03/15/16	3,935,000	3,997,846
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,856,105
6.375% due 02/01/13	2,622,000	2,814,743
Noble Holding International Ltd (Cayman) 3.450% due 08/01/15	2,161,000	2,237,988
Occidental Petroleum Corp 1.450% due 12/13/13	3,445,000	3,483,877
Petrohawk Energy Corp 10.500% due 08/01/14	1,650,000	1,864,500
Plains All American Pipeline LP 4.250% due 09/01/12	6,585,000	6,809,667
Plains Exploration & Production Co 10.000% due 03/01/16	1,650,000	1,864,500
Williams Partners LP 3.800% due 02/15/15	3,400,000	3,563,166
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	3,025,000	3,242,422
5.000% due 11/15/13 ~	745,000	798,357

		50,521,490

Financials - 25.6%

American Express Centurion Bank 5.550% due 10/17/12	2,500,000	2,639,713
American Express Credit Corp 5.125% due 08/25/14	3,635,000	3,968,573
Banco Bilbao Vizcaya Argentaria SA 2.450% due 06/22/12	40,000,000	40,836,080
Bank of America Corp 1.693% due 01/30/14 §	8,275,000	8,300,322
Bank of Nova Scotia (Canada)
2.250% due 01/22/13	3,790,000	3,880,668
2.375% due 12/17/13	4,800,000	4,939,123
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	9,020,000	9,761,435
BB&T Corp 5.700% due 04/30/14	8,000,000	8,881,848
Capital One Financial Corp 7.375% due 05/23/14	5,075,000	5,796,949
Caterpillar Financial Services Corp 0.536% due 04/01/14 §	7,500,000	7,534,733
Citigroup Inc
1.176% due 04/01/14 §	10,750,000	10,606,401
2.125% due 04/30/12	29,700,000	30,174,428
6.375% due 08/12/14	2,800,000	3,097,259
Daimler Finance North America LLC 0.856% due 03/28/14 § ~	6,925,000	6,933,490
Fifth Third Bancorp 6.250% due 05/01/13	5,445,000	5,896,679
General Electric Capital Corp
0.924% due 04/07/14 §	14,000,000	13,992,426
2.000% due 09/28/12	7,400,000	7,538,802
2.125% due 12/21/12	32,200,000	32,974,635
2.625% due 12/28/12	26,000,000	26,791,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
General Motors Acceptance Corp
1.750% due 10/30/12	$21,600,000	$21,971,023
6.625% due 05/15/12	1,850,000	1,893,938
HSBC Bank PLC (United Kingdom) 1.625% due 08/12/13 ~	795,000	798,192
HSBC Finance Corp
0.478% due 08/09/11 §	2,125,000	2,125,485
0.544% due 04/24/12 §	5,175,000	5,171,145
Hyundai Capital Services (South Korea) 4.375% due 07/27/16 ~	5,000,000	5,130,355
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	5,400,000	5,308,373
JPMorgan Chase & Co 1.074% due 01/24/14 §	12,825,000	12,867,399
KeyCorp 3.750% due 08/13/15	3,492,000	3,606,915
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	4,000,000	4,072,988
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	2,525,000	2,563,794
Mass Mutual Global Funding II 0.747% due 09/27/13 § ~	8,350,000	8,397,077
MetLife Inc 2.375% due 02/06/14	1,550,000	1,580,034
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	11,075,000	11,278,016
5.125% due 06/10/14 ~	3,725,000	4,071,347
Morgan Stanley 1.874% due 01/24/14 §	12,710,000	12,808,846
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	6,000,000	6,044,016
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,455,978
5.100% due 09/20/14	1,579,000	1,717,371
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,631,526
RCI Banque SA (France) 2.155% due 04/11/14 § ~	2,650,000	2,657,136
Regions Financial Corp 6.375% due 05/15/12	3,000,000	3,065,388
Reinsurance Group of America Inc 6.750% due 12/15/11	3,281,000	3,361,903
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,294,788
SLM Corp 5.125% due 08/27/12	8,615,000	8,841,152
Societe Generale (France) 2.500% due 01/15/14 ~	3,640,000	3,624,439
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	4,325,000	4,479,428
Sun Life Financial Global Funding LP 0.547% due 10/06/13 § ~	4,700,000	4,665,939
The Bear Stearns Cos LLC 5.700% due 11/15/14	9,000,000	9,944,523
The Goldman Sachs Group Inc 1.268% due 02/07/14 §	13,980,000	13,874,577
The Royal Bank of Scotland Group PLC (United Kingdom) 3.400% due 08/23/13	4,375,000	4,478,097
U.S. Bancorp 2.000% due 06/14/13	3,500,000	3,576,566
U.S. Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,431,072
UBS AG (Switzerland) 1.273% due 01/28/14 §	8,820,000	8,864,717
Ventas Realty LP/Ventas Capital Corp 3.125% due 11/30/15	2,300,000	2,278,665
Wachovia Corp 5.500% due 05/01/13	7,300,000	7,852,128
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,356,860
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,727,095

		460,413,685

Health Care - 3.0%

Amgen Inc 2.300% due 06/15/16	4,295,000	4,260,649
Boston Scientific Corp 4.500% due 01/15/15	8,240,000	8,691,997
Cardinal Health Inc 5.500% due 06/15/13	1,180,000	1,273,998
Express Scripts Inc
3.125% due 05/15/16	2,750,000	2,768,683
5.250% due 06/15/12	4,625,000	4,812,854
6.250% due 06/15/14	3,220,000	3,627,497
Life Technologies Corp
3.375% due 03/01/13	6,510,000	6,703,308
3.500% due 01/15/16	4,365,000	4,467,058
Novartis Capital Corp 1.900% due 04/24/13	3,425,000	3,505,827
St. Jude Medical Inc 3.750% due 07/15/14	2,925,000	3,113,232
Teva Pharmaceutical Finance III (Netherlands) 0.747% due 03/21/14 §	4,650,000	4,671,878
WellPoint Inc
6.000% due 02/15/14	4,017,000	4,469,306
6.800% due 08/01/12	1,925,000	2,044,737

		54,411,024

Industrials - 2.6%

ACCO Brands Corp 10.625% due 03/15/15	1,700,000	1,906,125
Casella Waste Systems Inc 11.000% due 07/15/14	1,650,000	1,843,875
CSX Corp 5.750% due 03/15/13	3,375,000	3,632,202
Danaher Corp 1.300% due 06/23/14	1,705,000	1,704,702
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,700,000	1,891,250
ERAC USA Finance LLC
2.750% due 07/01/13 ~	10,685,000	10,903,968
5.800% due 10/15/12 ~	1,000,000	1,054,460
John Deere Capital Corp 4.950% due 12/17/12	7,750,000	8,229,221
Roper Industries Inc 6.625% due 08/15/13	1,000,000	1,108,321
Tyco International Finance SA (Luxembourg) 6.000% due 11/15/13	5,000,000	5,529,160
United Air Lines Inc 9.875% due 08/01/13 ~	1,750,000	1,846,250
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,182,175
6.375% due 11/15/12	3,605,000	3,860,825

		46,692,534

Information Technology - 1.7%

Broadcom Corp
1.500% due 11/01/13 ~	2,045,000	2,050,464
2.375% due 11/01/15 ~	2,385,000	2,362,781
Cisco Systems Inc 0.499% due 03/14/14 §	6,364,000	6,386,961
Dell Inc 1.400% due 09/10/13	4,925,000	4,969,177
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,428,359
Google Inc 1.250% due 05/19/14	8,685,000	8,730,015

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
HP Enterprise Services LLC 6.000% due 08/01/13	$2,950,000	$3,239,705
Xerox Corp 1.081% due 05/16/14 §	1,845,000	1,855,459

		31,022,921

Materials - 1.3%

ArcelorMittal (Luxembourg) 5.375% due 06/01/13	3,000,000	3,195,021
Barrick Gold Corp (Canada) 1.750% due 05/30/14 ~	3,900,000	3,909,071
Barrick Gold Financeco LLC (Canada) 6.125% due 09/15/13	2,000,000	2,212,394
CRH America Inc 5.300% due 10/15/13	1,220,000	1,305,983
Dow Chemical Co 2.500% due 02/15/16	6,250,000	6,215,406
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	3,500,000	4,204,561
Verso Paper Holdings LLC 11.500% due 07/01/14	1,700,000	1,819,000

		22,861,436

Telecommunication Services - 4.4%

America Movil SAB de CV (Mexico) 3.625% due 03/30/15	2,500,000	2,631,390
American Tower Corp 4.625% due 04/01/15	4,750,000	5,002,975
AT&T Inc 6.700% due 11/15/13	5,700,000	6,394,032
British Telecommunications PLC (United Kingdom) 5.150% due 01/15/13	4,000,000	4,241,800
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,580,919
Digicel Group Ltd (Bermuda) 12.000% due 04/01/14 ~	1,650,000	1,918,125
Global Tower Partners 4.347% due 06/15/41 ~	2,010,000	2,010,000
Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,294,375
6.250% due 06/15/13	1,250,000	1,371,289
6.375% due 03/01/14	3,250,000	3,646,351
TCM Sub LLC 3.550% due 01/15/15 ~	6,935,000	7,250,113
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	7,675,000	8,059,694
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,583,919
Verizon Virginia Inc 4.625% due 03/15/13	7,820,000	8,249,490
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	12,350,000	12,727,675

		79,962,147

Utilities - 4.0%

Atmos Energy Corp 4.950% due 10/15/14	1,000,000	1,093,836
CenterPoint Energy Resources Corp 7.875% due 04/01/13	2,600,000	2,891,021
CMS Energy Corp 2.750% due 05/15/14	5,000,000	5,028,045
DTE Energy Co 0.955% due 06/03/13 §	3,300,000	3,310,702
Duke Energy Corp 6.300% due 02/01/14	6,018,000	6,722,936
Enel Finance International SA (Luxembourg) 5.700% due 01/15/13 ~	4,825,000	5,082,086
FirstEnergy Corp 6.450% due 11/15/11	120,000	122,252
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,185,633
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,982,363
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	3,590,000	3,568,438
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,649,816
NiSource Finance Corp
5.400% due 07/15/14	3,539,000	3,891,877
6.150% due 03/01/13	1,960,000	2,108,856
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,846,103
Sempra Energy 1.007% due 03/15/14 §	7,250,000	7,281,856
Sierra Pacific Power Co 5.450% due 09/01/13	1,065,000	1,155,423
Virginia Electric & Power Co 5.100% due 11/30/12	3,500,000	3,707,574
Wisconsin Electric Power Co 6.000% due 04/01/14	5,375,000	6,063,253

		71,692,070

Total Corporate Bonds & Notes
(Cost $972,863,864)		982,113,594

MORTGAGE-BACKED SECURITIES - 25.4%

Collateralized Mortgage Obligations - Commercial - 2.6%

Banc of America Commercial Mortgage Inc 5.546% due 02/10/51 "	5,994,545	6,119,863
Bear Stearns Commercial Mortgage Securities
5.116% due 02/11/41 " §	3,695,000	3,985,208
5.200% due 01/12/41 " §	4,889,000	5,257,324
Commercial Mortgage Pass Through Certificates 5.534% due 07/10/37 " §	7,355,000	7,979,364
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,990,047
GMAC Commercial Mortgage Securities Inc 4.079% due 05/10/36 "	2,770,000	2,877,936
JPMorgan Chase Commercial Mortgage Securities Corp 1.525% due 07/15/46 " ~	6,520,000	6,526,647
Morgan Stanley Capital I
1.480% due 06/15/44 " ~	4,000,000	3,982,484
4.780% due 12/13/41 "	5,259,000	5,625,418

		46,344,291

Collateralized Mortgage Obligations - Residential - 8.1%

Arkle Master Issuer PLC (United Kingdom) 1.661% due 05/17/60 " § ~	7,300,000	7,323,886
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 04/25/34 " §	568,172	514,992
3.582% due 11/25/34 " §	1,782,481	1,719,862
Bear Stearns Alt-A Trust
0.536% due 01/25/35 " §	2,654,248	2,041,589
0.826% due 04/25/34 " §	746,848	626,610
Chase Mortgage Finance Corp
2.787% due 02/25/37 " §	824,861	744,915
2.823% due 02/25/37 " §	1,952,301	1,872,321
2.831% due 02/25/37 " §	1,903,972	1,852,421
2.886% due 02/25/37 " §	3,293,389	2,936,435
2.912% due 02/25/37 " §	4,522,494	4,432,738
Countrywide Home Loan Mortgage Pass-Through Trust
2.831% due 02/19/34 " §	2,307,852	2,112,334
3.067% due 11/20/34 " §	759,029	647,485

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Fannie Mae 5.000% due 08/25/19 "	$14,207,767	$15,320,367
FDIC Structured Sale Guaranteed Notes 0.736% due 02/25/48 " § ~	2,716,650	2,721,802
Fosse Master Issuer PLC (United Kingdom) 1.619% due 10/18/54 " § ~	1,425,000	1,423,052
Freddie Mac 7.000% due 09/15/30 "	1,610,851	1,842,341
Harborview Mortgage Loan Trust 0.526% due 06/20/35 " §	1,170,120	939,137
JPMorgan Mortgage Trust
2.927% due 07/25/35 " §	762,476	733,806
2.967% due 07/25/35 " §	2,466,644	2,322,794
2.968% due 07/25/35 " §	2,532,557	2,413,160
MASTR Adjustable Rate Mortgages Trust 1.779% due 09/25/34 " §	854,799	642,267
Merrill Lynch Mortgage Investors Inc 2.655% due 12/25/35 " §	5,582,000	4,341,610
NCUA Guaranteed Notes
0.555% due 11/06/17 " §	6,713,242	6,715,323
0.565% due 03/06/20 " §	6,902,682	6,902,682
0.565% due 04/06/20 " §	7,052,505	7,057,739
0.585% due 02/06/20 " §	5,543,268	5,548,248
0.586% due 03/11/20 " §	6,325,604	6,335,981
0.635% due 01/08/20 " §	4,085,079	4,086,999
0.635% due 10/07/20 " §	3,837,659	3,844,874
1.840% due 10/07/20 "	1,108,913	1,121,211
Permanent Master Issuer PLC (United Kingdom) 1.669% due 07/15/42 " § ~	11,300,000	11,332,973
Sequoia Mortgage Trust 0.765% due 11/20/34 " §	904,452	814,806
Silverstone Master Issuer PLC (United Kingdom) 1.674% due 01/21/55 " § ~	7,600,000	7,599,981
Structured Adjustable Rate Mortgage Loan Trust
2.540% due 06/25/34 " §	3,947,106	3,646,877
2.542% due 05/25/34 " §	1,103,470	1,002,480
2.675% due 11/25/34 " §	2,212,104	1,985,766
Structured Asset Securities Corp 2.562% due 07/25/33 " §	598,118	528,574
Washington Mutual Mortgage Pass-Through Certificates
0.476% due 07/25/45 " §	4,110,303	3,352,953
0.506% due 08/25/45 " §	2,687,167	2,209,605
2.577% due 06/25/34 " §	1,121,262	1,094,903
2.765% due 09/25/35 " §	9,000,000	7,173,720
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	1,049,774	1,093,750
Wells Fargo Mortgage-Backed Securities Trust 2.807% due 10/25/35 " §	2,462,552	2,392,247

		145,367,616

Fannie Mae - 12.6%

2.056% due 01/01/35 " §	23,371,831	24,523,755
2.180% due 05/01/35 " §	4,414,015	4,565,535
2.193% due 05/01/35 " §	961,245	995,381
2.249% due 03/01/35 " §	1,205,008	1,260,511
2.321% due 04/01/34 " §	2,807,411	2,930,551
2.350% due 12/01/33 " §	2,583,058	2,706,650
2.385% due 02/01/33 " §	371,121	388,893
2.403% due 12/01/33 " §	2,159,721	2,261,795
2.408% due 04/01/33 " §	500,414	524,776
2.453% due 01/01/35 " §	1,744,472	1,832,320
2.460% due 04/01/35 " §	1,947,545	2,045,241
2.465% due 02/01/33 - 02/01/34 " §	9,696,239	10,166,788
2.500% due 05/01/33 - 02/01/34 " §	1,963,178	2,056,451
2.536% due 06/01/35 " §	1,912,077	2,004,741
2.586% due 11/01/35 " §	1,605,319	1,688,697
2.599% due 08/01/35 " §	5,521,883	5,742,134
2.603% due 07/01/35 " §	5,946,749	6,246,361
2.675% due 05/01/33 " §	2,179,188	2,290,787
2.704% due 06/01/33 " §	2,155,204	2,234,936
2.732% due 10/01/34 " §	1,192,730	1,261,199
2.772% due 07/01/35 " §	2,690,964	2,850,416
2.793% due 07/01/35 " §	2,257,306	2,372,346
3.033% due 08/01/33 " §	3,807,494	3,981,671
4.000% due 03/01/26 - 02/01/40 "	12,231,691	12,761,229
4.500% due 06/01/25 "	23,247,273	24,683,386
4.964% due 06/01/35 " §	2,153,448	2,274,507
5.500% due 01/01/18 - 12/01/39 "	83,574,270	90,640,543
6.000% due 01/01/18 "	4,580,116	4,996,294
6.500% due 05/01/33 "	3,155,730	3,591,822
7.000% due 05/01/33 - 06/01/33 "	1,054,770	1,214,387

		227,094,103

Freddie Mac - 1.3%

2.475% due 03/01/35 " §	1,535,432	1,613,123
2.549% due 09/01/35 " §	4,465,973	4,671,549
2.550% due 03/01/35 " §	1,191,608	1,255,292
2.567% due 08/01/35 " §	4,046,014	4,258,323
4.354% due 02/01/35 " §	1,189,944	1,247,292
5.500% due 03/01/18 - 01/01/20 "	1,638,768	1,784,090
6.000% due 04/01/33 "	6,858,636	7,611,392

		22,441,061

Government National Mortgage Association - 0.8%

1.750% due 01/20/35 " §	3,756,426	3,861,719
2.500% due 09/20/34 " §	1,989,539	2,062,217
5.500% due 07/15/20 "	1,695,587	1,839,634
6.000% due 01/15/22 "	6,776,898	7,413,362

		15,176,932

Total Mortgage-Backed Securities
(Cost $456,126,461)		456,424,003

ASSET-BACKED SECURITIES - 9.0%

Ally Auto Receivables Trust
0.970% due 08/17/15 "	2,825,000	2,817,682
1.610% due 05/16/16 "	5,230,000	5,194,839
Ally Master Owner Trust 1.810% due 05/15/16 "	8,020,000	8,038,276
Bank of America Auto Trust
1.670% due 12/15/13 " ~	9,751,921	9,806,608
2.130% due 09/15/13 " ~	6,701,925	6,742,180
CNH Equipment Trust 3.000% due 08/17/15 "	1,450,000	1,488,940
College Loan Corp Trust
0.374% due 07/25/24 " §	10,000,000	9,945,496
0.434% due 04/25/21 " §	7,139,885	7,134,271
Collegiate Funding Services Education Loan Trust I 0.336% due 12/28/21 " §	4,353,926	4,298,944
Ford Credit Auto Lease Trust
1.030% due 07/15/14 " §	3,830,000	3,829,875
1.340% due 09/15/14 " §	3,480,000	3,479,900
Ford Credit Auto Owner Trust 1.510% due 01/15/14 "	10,343,350	10,406,581
GE Capital Credit Card Master Note Trust 0.666% due 05/15/19 " §	2,840,000	2,844,426
Honda Auto Receivables Owner Trust 1.550% due 08/18/17 "	4,520,000	4,536,549
Hyundai Auto Receivables Trust 1.650% due 02/15/17 "	3,600,000	3,620,139
Knowledgeworks Foundation 1.207% due 02/25/42 "	2,071,921	2,042,901

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
NCUA Guaranteed Notes 0.535% due 12/07/20 " §	$3,387,005	$3,396,421
Nelnet Education Loan Funding Inc 0.357% due 11/25/15 " §	787,718	787,508
Nelnet Student Loan Trust 1.054% due 07/27/48 " § ~	2,549,524	2,564,792
NorthStar Education Finance Inc
0.393% due 04/28/16 " §	4,906,576	4,764,973
0.443% due 04/28/17 " §	3,160,000	3,155,418
Porsche Financial Auto Securitization 1.190% due 12/17/18 " ~	2,665,000	2,657,047
SLM Student Loan Trust
0.274% due 07/25/17 " §	6,657,358	6,612,329
0.304% due 07/25/18 " §	19,634,310	19,582,091
Suntrust Student Loan Trust 0.373% due 07/28/20 " § ~	5,457,625	5,441,298
Wachovia Student Loan Trust 0.384% due 07/27/20 " §	5,000,000	4,973,289
World Financial Network Credit Card Master Trust
0.317% due 02/15/17 " § ~	15,000,000	14,812,383
3.790% due 05/15/16 "	5,800,000	5,948,415

Total Asset-Backed Securities
(Cost $160,610,383)		160,923,571

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Federal Home Loan Bank 0.253% due 10/13/11 §	21,500,000	21,506,772
Freddie Mac 4.500% due 01/15/13	5,900,000	6,271,175

Total U.S. Government Agency Issues
(Cost $27,733,885)		27,777,947

U.S. TREASURY OBLIGATIONS - 6.5%

U.S. Treasury Inflation Protected Security - 0.5%

0.500% due 04/15/15 ∧	8,845,455	9,228,295

U.S. Treasury Notes - 6.0%

0.625% due 06/30/12	22,750,000	22,842,524
1.000% due 04/30/12	49,200,000	49,534,412
1.000% due 07/15/13	25,000,000	25,265,650
2.000% due 04/30/16	10,600,000	10,754,824

		108,397,410

Total U.S. Treasury Obligations
(Cost $117,221,055)		117,625,705

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Mexican Bonos (Mexico)
9.000% due 12/22/11	MXN 89,285,000	7,792,514

Total Foreign Government Bonds & Notes
(Cost $7,785,217)		7,792,514

SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $97,170,876; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $99,115,000)	$97,170,849	97,170,849

Total Short-Term Investment
(Cost $97,170,849)		97,170,849

TOTAL INVESTMENTS - 102.9%
(Cost $1,839,511,714)		1,849,828,183

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(51,442,780)

NET ASSETS - 100.0%		$1,798,385,403

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	54.6%
Mortgage-Backed Securities	25.4%
Asset-Backed Securities	9.0%
U.S. Treasury Obligations	6.5%
Short-Term Investment	5.4%
U.S. Government Agency Issues	1.6%
Foreign Government Bonds & Notes	0.4%

102.9%
Other Assets & Liabilities, Net	(2.9%)

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	47.3%
A-1 (Short-Term Debt only)	5.3%
AA	5.3%
A	17.9%
BBB	17.8%
BB	2.2%
B	0.9%
Not Rated	3.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount
to Buy or		Covered by			Unrealized
to Sell	Currency	Contracts	Expiration	Counterparty	Appreciation
Buy	CNY	78,265,000	12/11	SSB	$16,301

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$982,113,594	$-	$982,113,594	$-
	Mortgage-Backed Securities	456,424,003	-	433,752,914	22,671,089
	Asset-Backed Securities	160,923,571	-	157,527,150	3,396,421
	U.S. Government Agency Issues	27,777,947	-	27,777,947	-
	U.S. Treasury Obligations	117,625,705	-	117,625,705	-
	Foreign Government Bonds & Notes	7,792,514	-	7,792,514	-
	Short-Term Investment	97,170,849	-	97,170,849	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	16,301	-	16,301	-

	Total	$1,849,844,484	$-	$1,823,776,974	$26,067,510

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

	Mortgage-Backed	Asset-Backed
	Securities	Securities	Total
Value, Beginning of Period	$-	$-	$-
Purchases	11,700,000	-	11,700,000
Sales	(712,239)	-	(712,239)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	1,920	-	1,920
Transfers In	11,681,408	3,396,421	15,077,829
Transfers Out	-	-	-

Value, End of Period	$22,671,089	$3,396,421	$26,067,510

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$1,920	$-	$1,920

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.1%

American Funds Insurance Series® Growth Fund - Class 1	13,675,860	$792,242,593

TOTAL INVESTMENTS - 100.1%
(Cost $690,101,506)		792,242,593

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(422,394)

NET ASSETS - 100.0%		$791,820,199

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	34,464,204	$1,238,643,488

TOTAL INVESTMENTS - 100.0%
(Cost $1,150,592,662)		1,238,643,488

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(588,618)

NET ASSETS - 100.0%		$1,238,054,870

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	The American Funds Growth-Income Portfolio’s investment is an affiliated mutual fund (See Note 6 in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$792,242,593	$792,242,593	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,238,643,488	$1,238,643,488	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a ”Feeder Portfolio”, collectively ”the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a ”Master Fund”, collectively the ”Master Funds”) (See Note 1 in Notes to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 16.0%

Comcast Corp ‘A’	3,444,262	$87,277,599
DIRECTV ‘A’ *	234,522	11,918,408
General Motors Co *	849,822	25,800,596
Lowe’s Cos Inc	907,600	21,156,156
Macy’s Inc	318,240	9,305,338
News Corp ‘B’	1,935,863	35,000,403
Staples Inc	1,103,722	17,438,808
Target Corp	303,517	14,237,982
The Home Depot Inc	401,354	14,537,042
Time Warner Cable Inc	580,263	45,283,724
Time Warner Inc	763,986	27,786,171
Viacom Inc ‘B’	1,221,325	62,287,575

		372,029,802

Consumer Staples - 9.0%

Avon Products Inc	387,198	10,841,544
CVS Caremark Corp	1,046,001	39,308,718
Kraft Foods Inc ‘A’	1,411,432	49,724,749
PepsiCo Inc	164,758	11,603,906
The Coca-Cola Co	333,342	22,430,583
The Procter & Gamble Co	126,197	8,022,343
Unilever NV ‘NY’ (Netherlands)	1,333,868	43,817,564
Wal-Mart Stores Inc	430,513	22,877,461

		208,626,868

Energy - 11.8%

BP PLC ADR (United Kingdom)	702,191	31,100,039
Chesapeake Energy Corp	482,390	14,322,159
Chevron Corp	532,557	54,768,162
Halliburton Co	1,266,060	64,569,060
Noble Corp (Switzerland)	333,040	13,125,107
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	628,001	44,669,711
Total SA ADR (France)	311,292	18,005,129
Weatherford International Ltd * (Switzerland)	1,881,293	35,274,244

		275,833,611

Financials - 20.4%

Aflac Inc	186,375	8,699,985
Bank of America Corp	3,320,821	36,396,198
Citigroup Inc	1,419,168	59,094,155
Fifth Third Bancorp	172,772	2,202,843
JPMorgan Chase & Co	1,581,655	64,752,956
MetLife Inc	741,795	32,542,547
Morgan Stanley	1,091,918	25,125,033
State Street Corp	252,780	11,397,850
The Allstate Corp	1,361,228	41,558,291
The Bank of New York Mellon Corp	1,532,809	39,270,567
The Chubb Corp	414,717	25,965,431
The Goldman Sachs Group Inc	173,125	23,041,206
The PNC Financial Services Group Inc	532,749	31,757,168
The Travelers Cos Inc	183,355	10,704,265
Torchmark Corp	259,952	16,673,321
U.S. Bancorp	512,068	13,062,855
Wells Fargo & Co	1,158,161	32,497,998

		474,742,669

Health Care - 12.2%

Abbott Laboratories	188,220	9,904,136
Bristol-Myers Squibb Co	1,660,492	48,087,848
Cardinal Health Inc	505,138	22,943,368
GlaxoSmithKline PLC ADR (United Kingdom)	587,153	25,188,864
Merck & Co Inc	1,042,283	36,782,167
Pfizer Inc	2,846,028	58,628,177
Roche Holding AG ADR (Switzerland)	446,350	18,728,846
UnitedHealth Group Inc	830,355	42,829,711
WellPoint Inc	277,700	21,874,429

		284,967,546

Industrials - 5.9%

Emerson Electric Co	333,100	18,736,875
General Electric Co	1,811,102	34,157,384
Honeywell International Inc	484,892	28,894,714
Ingersoll-Rand PLC (Ireland)	832,120	37,786,569
Textron Inc	796,468	18,804,610

		138,380,152

Information Technology - 11.2%

Accenture PLC ‘A’ (Ireland)	38,437	2,322,364
Cisco Systems Inc	1,156,253	18,049,109
Dell Inc *	1,787,611	29,799,475
eBay Inc *	1,366,364	44,092,566
Hewlett-Packard Co	1,438,395	52,357,578
Intel Corp	675,527	14,969,678
KLA-Tencor Corp	172,081	6,965,839
Microsoft Corp	1,900,147	49,403,822
The Western Union Co	327,530	6,560,426
Yahoo! Inc *	2,401,195	36,113,973

		260,634,830

Materials - 4.4%

Alcoa Inc	2,070,509	32,838,273
International Paper Co	2,293,665	68,397,090

		101,235,363

Telecommunication Services - 3.6%

AT&T Inc	879,741	27,632,665
Verizon Communications Inc	951,178	35,412,357
Vodafone Group PLC ADR (United Kingdom)	816,800	21,824,896

		84,869,918

Utilities - 2.8%

American Electric Power Co Inc	272,400	10,264,032
FirstEnergy Corp	469,948	20,748,204
PPL Corp	1,100,028	30,613,779
Sempra Energy	81,753	4,323,099

		65,949,114

Total Common Stocks
(Cost $1,890,187,832)		2,267,269,873

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $10,929,737; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $11,150,000)	$10,929,734	$10,929,734

Total Short-Term Investment
(Cost $10,929,734)		10,929,734

TOTAL INVESTMENTS - 97.8%
(Cost $1,901,117,566)		2,278,199,607

OTHER ASSETS & LIABILITIES, NET - 2.2%		51,368,539

NET ASSETS - 100.0%		$2,329,568,146

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.4%
Consumer Discretionary	16.0%
Health Care	12.2%
Energy	11.8%
Information Technology	11.2%
Consumer Staples	9.0%
Industrials	5.9%
Materials	4.4%
Telecommunication Services	3.6%
Utilities	2.8%
Short-Term Investment	0.5%

97.8%
Other Assets & Liabilities, Net	2.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,267,269,873	$2,267,269,873	$-	$-
	Short-Term Investment	10,929,734	-	10,929,734	-

	Total	$2,278,199,607	$2,267,269,873	$10,929,734	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%

Consumer Discretionary - 0.2%

General Motors Co 4.750%	34,900	$1,701,026

Total Convertible Preferred Stocks
(Cost $1,745,000)		1,701,026

COMMON STOCKS - 95.7%

Consumer Discretionary - 13.4%

Carnival Corp (Panama)	218,800	8,233,444
Family Dollar Stores Inc	84,700	4,451,832
General Motors Co *	64,600	1,961,256
Johnson Controls Inc	251,200	10,464,992
Kohl’s Corp	132,700	6,636,327
Marriott International Inc ‘A’	222,100	7,882,329
Mattel Inc	266,000	7,312,340
McDonald’s Corp	148,800	12,546,816
Nike Inc ‘B’	43,400	3,905,132
Omnicom Group Inc	272,300	13,113,968
Ross Stores Inc	157,100	12,586,852
Target Corp	95,400	4,475,214
The Home Depot Inc	296,000	10,721,120
The McGraw-Hill Cos Inc	250,800	10,511,028
Time Warner Cable Inc	203,500	15,881,140
Time Warner Inc	464,600	16,897,502

		147,581,292

Consumer Staples - 9.8%

Colgate-Palmolive Co	69,400	6,066,254
Costco Wholesale Corp	73,100	5,938,644
General Mills Inc	220,100	8,192,122
Kellogg Co	118,300	6,544,356
Kimberly-Clark Corp	74,400	4,952,064
McCormick & Co Inc	89,500	4,436,515
PepsiCo Inc	285,200	20,086,636
Pernod-Ricard SA (France)	111,610	11,007,649
Philip Morris International Inc	142,600	9,521,402
Sysco Corp	258,900	8,072,502
The Coca-Cola Co	92,900	6,251,241
Wal-Mart Stores Inc	167,000	8,874,380
Walgreen Co	181,200	7,693,752

		107,637,517

Energy - 11.1%

Baker Hughes Inc	159,400	11,566,064
Chevron Corp	180,900	18,603,756
Diamond Offshore Drilling Inc	58,100	4,090,821
El Paso Corp	560,200	11,316,040
EQT Corp	112,600	5,913,752
Exxon Mobil Corp	251,000	20,426,380
Occidental Petroleum Corp	109,900	11,433,996
Peabody Energy Corp	131,800	7,764,338
Schlumberger Ltd (Netherlands)	189,200	16,346,880
Spectra Energy Corp	293,100	8,033,871
Total SA ADR (France)	108,200	6,258,288

		121,754,186

Financials - 13.5%

American Express Co	225,500	11,658,350
Aon Corp	265,300	13,609,890
JPMorgan Chase & Co	354,800	14,525,512
MetLife Inc	129,600	5,685,552
Morgan Stanley	91,800	2,112,318
NYSE Euronext	132,700	4,547,629
Principal Financial Group Inc	123,000	3,741,660
State Street Corp	187,800	8,467,902
The Allstate Corp	101,400	3,095,742
The Bank of New York Mellon Corp	156,200	4,001,844
The Charles Schwab Corp	416,700	6,854,715
The Chubb Corp	141,500	8,859,315
The Goldman Sachs Group Inc	33,800	4,498,442
The PNC Financial Services Group Inc	139,900	8,339,439
U.S. Bancorp	662,200	16,892,722
Waddell & Reed Financial Inc ‘A’	218,200	7,931,570
Wells Fargo & Co	616,200	17,290,572
Willis Group Holdings PLC (Ireland)	164,800	6,774,928

		148,888,102

Health Care - 11.6%

Abbott Laboratories	68,300	3,593,946
AmerisourceBergen Corp	122,300	5,063,220
Baxter International Inc	136,000	8,117,840
C.R. Bard Inc	78,400	8,613,024
CIGNA Corp	100,400	5,163,572
Covidien PLC (Ireland)	179,500	9,554,785
DENTSPLY International Inc	374,500	14,260,960
Johnson & Johnson	120,800	8,035,616
McKesson Corp	202,700	16,955,855
Medtronic Inc	87,000	3,352,110
Merck & Co Inc	230,500	8,134,345
Novartis AG (Switzerland)	52,800	3,235,960
Pfizer Inc	1,210,600	24,938,360
Stryker Corp	141,700	8,316,373

		127,335,966

Industrials - 13.9%

C.H. Robinson Worldwide Inc	45,100	3,555,684
Cooper Industries PLC (Ireland)	195,200	11,647,584
Danaher Corp	333,900	17,693,361
Deere & Co	62,400	5,144,880
Expeditors International of Washington Inc	90,700	4,642,933
Fastenal Co	286,900	10,325,531
Fluor Corp	106,700	6,899,222
Illinois Tool Works Inc	100,900	5,699,841
Lockheed Martin Corp	75,900	6,145,623
Norfolk Southern Corp	109,100	8,174,863
Republic Services Inc	382,700	11,806,295
Robert Half International Inc	171,500	4,635,645
Rockwell Collins Inc	156,900	9,679,161
Roper Industries Inc	196,100	16,335,130
Stanley Black & Decker Inc	73,900	5,324,495
United Parcel Service Inc ‘B’	174,900	12,755,457
United Technologies Corp	142,100	12,577,271

		153,042,976

Information Technology - 11.9%

Accenture PLC ‘A’ (Ireland)	314,700	19,014,174
Analog Devices Inc	116,500	4,559,810
Applied Materials Inc	425,700	5,538,357
Automatic Data Processing Inc	226,400	11,926,752
Cisco Systems Inc	291,100	4,544,071
Hewlett-Packard Co	126,000	4,586,400
International Business Machines Corp	66,300	11,373,765
Linear Technology Corp	79,400	2,621,788
Microchip Technology Inc	143,300	5,432,503
Microsoft Corp	460,200	11,965,200
QUALCOMM Inc	121,100	6,877,269
Texas Instruments Inc	390,100	12,806,983
The Western Union Co	504,200	10,099,126
Visa Inc ‘A’	135,600	11,425,656
Xilinx Inc	205,100	7,479,997

		130,251,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Materials - 5.3%

Air Products & Chemicals Inc	80,200	$7,665,516
Nucor Corp	132,400	5,457,528
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	100,600	5,733,194
Praxair Inc	163,900	17,765,121
Sigma-Aldrich Corp	159,600	11,711,448
The Sherwin-Williams Co	76,200	6,390,894
Vulcan Materials Co	77,800	2,997,634

		57,721,335

Telecommunication Services - 3.1%

AT&T Inc	317,700	9,978,957
Crown Castle International Corp *	318,800	13,003,852
Telefonica SA (Spain)	80,000	1,953,898
Vodafone Group PLC ADR (United Kingdom)	347,600	9,287,872

		34,224,579

Utilities - 2.1%

Entergy Corp	161,300	11,013,564
Exelon Corp	140,900	6,036,156
Sempra Energy	116,700	6,171,096

		23,220,816

Total Common Stocks
(Cost $926,265,672)		1,051,658,620

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $40,641,840; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $41,455,000)	$40,641,829	40,641,829

Total Short-Term Investment
(Cost $40,641,829)		40,641,829

TOTAL INVESTMENTS - 99.6%
(Cost $968,652,501)		1,094,001,475

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,447,222

NET ASSETS - 100.0%		$1,098,448,697

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	13.9%
Consumer Discretionary	13.6%
Financials	13.5%
Information Technology	11.9%
Health Care	11.6%
Energy	11.1%
Consumer Staples	9.8%
Materials	5.3%
Short-Term Investment	3.7%
Telecommunication Services	3.1%
Utilities	2.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$1,701,026	$1,701,026	$-	$-
	Common Stocks
	Consumer Discretionary	147,581,292	147,581,292	-	-
	Consumer Staples	107,637,517	96,629,868	11,007,649	-
	Energy	121,754,186	121,754,186	-	-
	Financials	148,888,102	148,888,102	-	-
	Health Care	127,335,966	124,100,006	3,235,960	-
	Industrials	153,042,976	153,042,976	-	-
	Information Technology	130,251,851	130,251,851	-	-
	Materials	57,721,335	57,721,335	-	-
	Telecommunication Services	34,224,579	32,270,681	1,953,898	-
	Utilities	23,220,816	23,220,816	-	-

		1,051,658,620	1,035,461,113	16,197,507	-
	Short-Term Investment	40,641,829	-	40,641,829	-

	Total	$1,094,001,475	$1,037,162,139	$56,839,336	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 10.6%

Amazon.com Inc *	78,272	$16,005,841
Comcast Corp ‘A’	606,287	15,363,313
Ford Motor Co *	832,437	11,479,306
McDonald’s Corp	227,422	19,176,223
The Home Depot Inc	348,975	12,639,875
The Walt Disney Co	414,284	16,173,647
Other securities		189,740,571

		280,578,776

Consumer Staples - 10.6%

Altria Group Inc	458,811	12,117,198
Kraft Foods Inc ‘A’	385,282	13,573,485
PepsiCo Inc	346,465	24,401,530
Philip Morris International Inc	389,813	26,027,814
The Coca-Cola Co	501,795	33,765,786
The Procter & Gamble Co	611,847	38,895,114
Wal-Mart Stores Inc	418,631	22,246,051
Other securities		109,455,599

		280,482,577

Energy - 12.6%

Chevron Corp	440,651	45,316,549
ConocoPhillips	309,825	23,295,742
Exxon Mobil Corp	1,079,822	87,875,914
Occidental Petroleum Corp	178,169	18,536,703
Schlumberger Ltd (Netherlands)	297,429	25,697,866
Other securities		133,240,139

		333,962,913

Financials - 15.1%

American Express Co	229,222	11,850,777
Bank of America Corp	2,221,253	24,344,933
Berkshire Hathaway Inc ‘B’ *	379,482	29,368,112
Citigroup Inc	640,181	26,657,137
JPMorgan Chase & Co	871,019	35,659,518
The Goldman Sachs Group Inc	113,477	15,102,654
Wells Fargo & Co	1,159,347	32,531,277
Other securities		223,225,652

		398,740,060

Health Care - 11.7%

Abbott Laboratories	340,673	17,926,213
Amgen Inc *	203,769	11,889,921
Johnson & Johnson	600,854	39,968,808
Merck & Co Inc	676,549	23,875,414
Pfizer Inc	1,731,903	35,677,202
UnitedHealth Group Inc	237,458	12,248,084
Other securities		167,012,080

		308,597,722

Industrials - 11.2%

3M Co	155,742	14,772,129
Caterpillar Inc	141,249	15,037,369
General Electric Co	2,324,705	43,843,936
The Boeing Co	161,807	11,962,392
Union Pacific Corp	107,506	11,223,626
United Parcel Service Inc ‘B’	216,158	15,764,403
United Technologies Corp	200,610	17,755,991
Other securities		166,235,971

		296,595,817

Information Technology - 17.7%

Apple Inc *	202,710	68,043,666
Cisco Systems Inc	1,205,552	18,818,667
EMC Corp *	450,956	12,423,838
Google Inc ‘A’ *	55,096	27,899,512
Hewlett-Packard Co	454,615	16,547,986
Intel Corp	1,162,152	25,753,288
International Business Machines Corp	265,495	45,545,667
Microsoft Corp	1,626,636	42,292,536
Oracle Corp	854,105	28,108,596
QUALCOMM Inc	365,939	20,781,676
Other securities		162,532,218

		468,747,650

Materials - 3.7%

Other securities		96,586,040

Telecommunication Services - 3.1%

AT&T Inc	1,298,094	40,773,132
Verizon Communications Inc	620,103	23,086,435
Other securities		17,606,050

		81,465,617

Utilities - 3.4%

Other securities		89,091,297

Total Common Stocks
(Cost $1,955,833,944)		2,634,848,469

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $5,295,609; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $5,405,000)	$5,295,608	5,295,608

Total Short-Term Investment
(Cost $5,295,608)		5,295,608

TOTAL INVESTMENTS - 99.9%
(Cost $1,961,129,552)		2,640,144,077

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,303,134

NET ASSETS - 100.0%		$2,642,447,211

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.7%
Financials	15.1%
Energy	12.6%
Health Care	11.7%
Industrials	11.2%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Materials	3.7%
Utilities	3.4%
Telecommunication Services	3.1%
Short-Term Investment	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2011.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2011, $765,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (09/11)	144	$9,183,534	$288,066

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,634,848,469	$2,634,848,469	$-	$-
	Short-Term Investment	5,295,608	-	5,295,608	-
	Derivatives:
	Equity Contracts
	Futures	288,066	288,066	-	-

	Total	$2,640,432,143	$2,635,136,535	$5,295,608	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 8.2%

Cie Financiere Richemont SA ‘A’ (Switzerland)	51,475	$3,373,313
Ford Motor Co *	241,680	3,332,767
News Corp ‘A’	188,400	3,334,680
Prada SPA * (Italy)	148,700	897,165

		10,937,925

Consumer Staples - 8.0%

Davide Campari-Milano SPA (Italy)	312,097	2,562,821
Hansen Natural Corp *	50,815	4,113,475
Mead Johnson Nutrition Co	60,735	4,102,649

		10,778,945

Energy - 6.5%

Halliburton Co	67,790	3,457,290
HRT Participacoes em Petroleo SA * (Brazil)	4,200	3,767,661
Southwestern Energy Co *	34,565	1,482,147

		8,707,098

Financials - 12.9%

AIA Group Ltd * (Hong Kong)	603,800	2,105,744
CapitalSource Inc	286,070	1,845,152
Hang Lung Properties Ltd (Hong Kong)	269,000	1,109,500
Prudential PLC (United Kingdom)	274,262	3,166,850
Standard Chartered PLC (United Kingdom)	103,240	2,711,874
The Charles Schwab Corp	193,951	3,190,494
Walker & Dunlop Inc *	240,060	3,192,798

		17,322,412

Health Care - 13.3%

Celgene Corp *	121,570	7,333,102
Intuitive Surgical Inc *	3,351	1,246,941
Medco Health Solutions Inc *	95,351	5,389,238
Vertex Pharmaceuticals Inc *	73,748	3,834,159

		17,803,440

Industrials - 11.8%

C.H. Robinson Worldwide Inc	39,515	3,115,363
CoStar Group Inc *	48,514	2,875,910
FANUC Corp (Japan)	27,400	4,581,910
Iron Mountain Inc	24,813	845,875
United Parcel Service Inc ‘B’	61,015	4,449,824

		15,868,882

Information Technology - 32.9%

Adobe Systems Inc *	61,620	1,937,949
Amphenol Corp ‘A’	33,130	1,788,689
AOL Inc *	103,790	2,061,269
Apple Inc *	17,962	6,029,305
eBay Inc *	311,915	10,065,497
EMC Corp *	152,080	4,189,804
Microsoft Corp	189,340	4,922,840
ON Semiconductor Corp *	248,325	2,599,963
TE Connectivity Ltd (Switzerland)	86,190	3,168,344
Trimble Navigation Ltd *	61,360	2,432,310
VistaPrint NV * (Netherlands)	104,915	5,020,183

		44,216,153

Materials - 2.3%

Israel Chemicals Ltd (Israel)	76,057	1,213,726
Ivanhoe Mines Ltd * (Canada)	75,714	1,915,564

		3,129,290

Telecommunication Services - 3.9%

Crown Castle International Corp *	128,885	5,257,219

Total Common Stocks
(Cost $110,834,430)		134,021,364

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.0%

U.S. Government Agency Issue - 0.5%

Federal Home Loan Bank
0.001% due 07/01/11	$600,000	600,000

Repurchase Agreement - 0.5%

State Street Bank & Trust Co 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $678,735; collateralized by U.S. Treasury Notes: 1.375% due 05/15/13 and value $693,042)	678,735	678,735

Total Short-Term Investments
(Cost $1,278,735)		1,278,735

TOTAL INVESTMENTS - 100.8%
(Cost $112,113,165)		135,300,099

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,009,502)

NET ASSETS - 100.0%		$134,290,597

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	32.9%
Health Care	13.3%
Financials	12.9%
Industrials	11.8%
Consumer Discretionary	8.2%
Consumer Staples	8.0%
Energy	6.5%
Telecommunication Services	3.9%
Materials	2.3%
Short-Term Investments	1.0%

100.8%
Other Assets & Liabilities, Net	(0.8%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$10,937,925	$7,564,612	$3,373,313	$-
	Consumer Staples	10,778,945	8,216,124	2,562,821	-
	Energy	8,707,098	8,707,098	-	-
	Financials	17,322,412	8,228,444	9,093,968	-
	Health Care	17,803,440	17,803,440	-	-
	Industrials	15,868,882	11,286,972	4,581,910	-
	Information Technology	44,216,153	44,216,153	-	-
	Materials	3,129,290	1,915,564	1,213,726	-
	Telecommunication Services	5,257,219	5,257,219	-	-

		134,021,364	113,195,626	20,825,738	-
	Short-Term Investments	1,278,735	-	1,278,735	-

	Total	$135,300,099	$113,195,626	$22,104,473	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Consumer Discretionary - 14.9%

Amazon.com Inc *	63,920	$13,071,001
CBS Corp ‘B’	916,875	26,121,769
Cie Financiere Richemont SA ‘A’ (Switzerland)	278,788	18,269,825
Crown Ltd (Australia)	1,153,080	11,084,334
International Game Technology	588,870	10,352,335
Lamar Advertising Co ‘A’ *	115,470	3,160,414
Limited Brands Inc	403,825	15,527,071
Mattel Inc	367,940	10,114,671
Netflix Inc *	29,310	7,699,444
Nike Inc ‘B’	62,935	5,662,891
Nordstrom Inc	324,405	15,227,571
Polo Ralph Lauren Corp	76,940	10,203,013
Prada SPA * (Italy)	1,470,300	8,870,888
The Walt Disney Co	412,060	16,086,822
Time Warner Cable Inc	124,635	9,726,515

		181,178,564

Consumer Staples - 4.9%

Anheuser-Busch InBev NV (Belgium)	247,380	14,357,284
Anheuser-Busch InBev NV Strip VVPR * (Belgium)	1,890,684	10,967
Colgate-Palmolive Co	141,992	12,411,521
Philip Morris International Inc	246,123	16,433,633
Walgreen Co	378,560	16,073,657

		59,287,062

Energy - 13.9%

Apache Corp	145,525	17,956,330
Baker Hughes Inc	259,535	18,831,860
Canadian Natural Resources Ltd (NYSE) (Canada)	277,595	11,620,127
Dresser-Rand Group Inc *	132,646	7,129,723
Enterprise Products Partners LP	59,420	2,567,538
EOG Resources Inc	141,110	14,753,050
Halliburton Co	370,455	18,893,205
Helmerich & Payne Inc	153,560	10,153,387
Hess Corp	233,100	17,426,556
Kinder Morgan Inc	210,515	6,048,096
Occidental Petroleum Corp	227,710	23,690,948
OGX Petroleo e Gas Participacoes SA * (Brazil)	769,100	7,190,061
Schlumberger Ltd (Netherlands)	144,895	12,518,928

		168,779,809

Financials - 5.3%

Aflac Inc	132,020	6,162,694
Citigroup Inc	156,453	6,514,703
JPMorgan Chase & Co	255,843	10,474,212
Morgan Stanley	529,700	12,188,397
Prudential PLC (United Kingdom)	683,974	7,897,716
T. Rowe Price Group Inc	249,590	15,060,261
The Charles Schwab Corp	396,570	6,523,576

		64,821,559

Health Care - 15.8%

AmerisourceBergen Corp	257,720	10,669,608
Bristol-Myers Squibb Co	399,970	11,583,131
Celgene Corp *	480,760	28,999,443
Covidien PLC (Ireland)	519,200	27,637,016
DaVita Inc *	95,410	8,263,460
Endo Pharmaceuticals Holdings Inc *	454,690	18,264,897
Medco Health Solutions Inc *	575,785	32,543,368
Mylan Inc *	437,020	10,781,284
Pfizer Inc	1,405,380	28,950,828
St Jude Medical Inc	50,330	2,399,734
Vertex Pharmaceuticals Inc *	242,755	12,620,833

		192,713,602

Industrials - 8.6%

C.H. Robinson Worldwide Inc	203,935	16,078,235
Danaher Corp	114,455	6,064,971
Expeditors International of Washington Inc	211,865	10,845,369
FANUC Corp (Japan)	80,400	13,444,729
Precision Castparts Corp	100,420	16,534,153
Sensata Technologies Holding Inc * (Netherlands)	188,565	7,099,472
Tyco International Ltd (Switzerland)	250,685	12,391,360
Union Pacific Corp	151,710	15,838,524
Verisk Analytics Inc ‘A’ *	187,897	6,504,994

		104,801,807

Information Technology - 25.2%

Adobe Systems Inc *	353,665	11,122,764
Amdocs Ltd * (United Kingdom)	414,515	12,597,111
Amphenol Corp ‘A’	241,955	13,063,150
Apple Inc *	107,987	36,247,996
Atmel Corp *	453,348	6,378,606
eBay Inc *	1,472,050	47,503,054
EMC Corp *	984,935	27,134,959
International Business Machines Corp	169,785	29,126,617
Microsoft Corp	1,122,945	29,196,570
ON Semiconductor Corp *	1,137,078	11,905,207
Oracle Corp	988,535	32,532,687
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	4,439,548	11,188,814
TE Connectivity Ltd (Switzerland)	448,055	16,470,502
Teradata Corp *	273,810	16,483,362
The Western Union Co	274,010	5,488,420

		306,439,819

Materials - 5.3%

E.I. du Pont de Nemours & Co	258,415	13,967,331
K +S AG (Germany)	244,284	18,758,153
LyondellBasell Industries NV ‘A’ (Netherlands)	156,485	6,027,802
Nucor Corp	161,460	6,655,381
Praxair Inc	174,885	18,955,785

		64,364,452

Telecommunication Services - 1.0%

Crown Castle International Corp *	291,970	11,909,456

Total Common Stocks
(Cost $989,561,071)		1,154,296,130

EXCHANGE-TRADED FUNDS - 1.0%

SPDR Gold Shares *	52,910	7,723,802
Sprott Physical Gold Trust * (Canada)	298,500	3,895,425

Total Exchange-Traded Funds
(Cost $11,091,277)		11,619,227

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.7%

U.S. Government Agency Issue - 1.8%

Federal Home Loan Bank
0.001% due 07/01/11	$22,100,000	22,100,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 1.9%

State Street Bank & Trust Co 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $23,593,518; collateralized by U.S. Treasury Bills: 0.020% due 07/21/11 and value $24,069,856)	$23,593,511	$23,593,511

Total Short-Term Investments
(Cost $45,693,511)		45,693,511

TOTAL INVESTMENTS - 99.6%
(Cost $1,046,345,859)		1,211,608,868

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,892,764

NET ASSETS - 100.0%		$1,216,501,632

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	25.2%
Health Care	15.8%
Consumer Discretionary	14.9%
Energy	13.9%
Industrials	8.6%
Financials	5.3%
Materials	5.3%
Consumer Staples	4.9%
Short-Term Investments	3.7%
Telecommunication Services	1.0%
Exchange-Traded Funds	1.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	3,600,000	07/11	HSB	$7,448
Sell	EUR	3,600,000	07/11	HSB	(10,418)
Sell	EUR	7,000,000	07/11	RBC	(250,240)
Buy	EUR	5,900,000	08/11	CSF	90,076
Sell	EUR	10,800,000	08/11	CSF	(315,870)
Sell	EUR	3,600,000	08/11	HSB	(7,562)
Sell	EUR	1,500,000	08/11	JPM	(17,055)
Buy	GBP	1,340,000	07/11	HSB	3,622
Sell	GBP	1,340,000	07/11	HSB	44,553
Sell	GBP	1,400,000	07/11	RBC	8,312
Sell	GBP	875,000	08/11	CSF	(3,347)
Sell	GBP	340,000	08/11	HSB	(993)
Sell	GBP	1,150,000	08/11	JPM	31,164

Total Forward Foreign Currency Contracts					($420,310)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$181,178,564	$151,824,405	$29,354,159	$-
	Consumer Staples	59,287,062	44,929,778	14,357,284	-
	Energy	168,779,809	168,779,809	-	-
	Financials	64,821,559	56,923,843	7,897,716	-
	Health Care	192,713,602	192,713,602	-	-
	Industrials	104,801,807	91,357,078	13,444,729	-
	Information Technology	306,439,819	295,251,005	11,188,814	-
	Materials	64,364,452	45,606,299	18,758,153	-
	Telecommunication Services	11,909,456	11,909,456	-	-

		1,154,296,130	1,059,295,275	95,000,855	-
	Exchange-Traded Funds	11,619,227	11,619,227	-	-
	Short-Term Investments	45,693,511	-	45,693,511	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	185,175	-	185,175	-

	Total Assets	1,211,794,043	1,070,914,502	140,879,541	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(605,485)	-	(605,485)	-

	Total Liabilities	(605,485)	-	(605,485)	-

	Total	$1,211,188,558	$1,070,914,502	$140,274,056	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 20.6%

Amazon.com Inc *	275,300	$56,296,097
Discovery Communications Inc ‘A’ *	525,600	21,528,576
Focus Media Holding Ltd ADR * (Cayman)	554,900	17,257,390
Las Vegas Sands Corp *	894,100	37,739,961
McDonald’s Corp	495,000	41,738,400
Netflix Inc *	70,800	18,598,452
Nike Inc ‘B’	301,200	27,101,976
Polo Ralph Lauren Corp	195,600	25,938,516
priceline.com Inc *	66,200	33,889,766

		280,089,134

Consumer Staples - 6.0%

CVS Caremark Corp	712,200	26,764,476
Kellogg Co	520,100	28,771,932
The Estee Lauder Cos Inc ‘A’	251,500	26,455,285

		81,991,693

Energy - 8.3%

Anadarko Petroleum Corp	213,500	16,388,260
Cimarex Energy Co	288,500	25,941,920
Concho Resources Inc *	255,500	23,467,675
CONSOL Energy Inc	379,600	18,403,008
FMC Technologies Inc *	629,300	28,186,347

		112,387,210

Financials - 2.3%

CME Group Inc ‘A’	108,700	31,695,833

Health Care - 10.9%

Agilent Technologies Inc *	749,300	38,296,723
Allergan Inc	448,800	37,362,600
Express Scripts Inc *	617,300	33,321,854
ResMed Inc *	413,400	12,794,730
Watson Pharmaceuticals Inc *	392,300	26,962,779

		148,738,686

Industrials - 10.0%

C.H. Robinson Worldwide Inc	357,700	28,201,068
Danaher Corp	470,900	24,952,991
Parker-Hannifin Corp	211,800	19,006,932
Precision Castparts Corp	185,400	30,526,110
Roper Industries Inc	208,200	17,343,060
Union Pacific Corp	149,700	15,628,680

		135,658,841

Information Technology - 30.2%

Apple Inc *	228,500	76,700,595
Baidu Inc ADR * (Cayman)	231,100	32,384,043
EMC Corp *	1,900,400	52,356,020
Google Inc ‘A’ *	83,100	42,080,178
MercadoLibre Inc	170,300	13,511,602
Oracle Corp	1,134,600	37,339,686
QUALCOMM Inc	580,400	32,960,916
Red Hat Inc *	294,700	13,526,730
Riverbed Technology Inc *	576,500	22,823,635
salesforce.com inc *	140,000	20,857,200
SINA Corp * (Cayman)	122,400	12,741,840
Teradata Corp *	521,000	31,364,200
Visa Inc ‘A’	257,300	21,680,098

		410,326,743

Materials - 6.9%

FMC Corp	159,500	13,720,190
Freeport-McMoRan Copper & Gold Inc	382,600	20,239,540
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	306,200	17,450,338
Praxair Inc	161,000	17,450,790
The Sherwin-Williams Co	293,300	24,599,071

		93,459,929

Telecommunication Services - 2.2%

Crown Castle International Corp *	722,100	29,454,459

Total Common Stocks
(Cost $1,053,036,895)		1,323,802,528

EXCHANGE-TRADED FUND - 1.2%

iShares Russell 1000 Growth Index Fund	252,000	15,341,760

Total Exchange-Traded Fund
(Cost $15,063,967)		15,341,760

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $24,860,842; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $25,360,000)	$24,860,835	24,860,835

Total Short-Term Investment
(Cost $24,860,835)		24,860,835

TOTAL INVESTMENTS - 100.4%
(Cost $1,092,961,697)		1,364,005,123

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(5,185,446)

NET ASSETS - 100.0%		$1,358,819,677

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.2%
Consumer Discretionary	20.6%
Health Care	10.9%
Industrials	10.0%
Energy	8.3%
Materials	6.9%
Consumer Staples	6.0%
Financials	2.3%
Telecommunication Services	2.2%
Short-Term Investment	1.8%
Exchange-Traded Fund	1.2%

100.4%
Other Assets & Liabilities, Net	(0.4%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,323,802,528	$1,323,802,528	$-	$-
	Exchange-Traded Fund	15,341,760	15,341,760	-	-
	Short-Term Investment	24,860,835	-	24,860,835	-

	Total	$1,364,005,123	$1,339,144,288	$24,860,835	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 17.2%

DISH Network Corp ‘A’ *	2,163,570	$66,356,692
Johnson Controls Inc	828,298	34,506,895
McDonald’s Corp	444,432	37,474,506
News Corp ‘A’	5,495,475	97,269,907
SES SA FDR (Luxembourg)	2,235,258	62,792,259
Target Corp	632,383	29,665,087
The Home Depot Inc	1,180,088	42,742,787
Time Warner Cable Inc	1,085,838	84,738,798
Time Warner Inc	2,202,191	80,093,687

		535,640,618

Consumer Staples - 12.1%

Altria Group Inc	1,210,303	31,964,102
CVS Caremark Corp	1,550,443	58,265,648
Kimberly-Clark Corp	1,189,295	79,159,475
Lorillard Inc	399,182	43,458,944
Philip Morris International Inc	1,560,623	104,202,798
Unilever PLC ADR (United Kingdom)	931,650	30,176,144
Wal-Mart Stores Inc	573,158	30,457,616

		377,684,727

Energy - 14.4%

Apache Corp	290,020	35,785,568
El Paso Corp	4,382,965	88,535,893
Exxon Mobil Corp	943,891	76,813,850
Halliburton Co	1,111,757	56,699,607
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	596,656	42,440,141
Suncor Energy Inc (NYSE) (Canada)	1,243,762	48,631,094
Total SA ADR (France)	1,221,607	70,657,749
Transocean Ltd (Switzerland)	464,257	29,972,432

		449,536,334

Financials - 20.4%

American Express Co	945,938	48,904,995
Bank of America Corp	3,459,089	37,911,615
JPMorgan Chase & Co	2,246,224	91,960,411
Loews Corp	1,083,636	45,610,239
Marsh & McLennan Cos Inc	1,744,064	54,397,356
MetLife Inc	678,218	29,753,424
State Street Corp	800,399	36,089,991
The Bank of New York Mellon Corp	959,405	24,579,956
The Charles Schwab Corp	1,996,221	32,837,835
The Chubb Corp	510,577	31,967,226
The Progressive Corp	1,468,637	31,399,459
The Travelers Cos Inc	798,544	46,618,999
U.S. Bancorp	1,135,100	28,956,401
Wells Fargo & Co	3,388,388	95,078,167

		636,066,074

Health Care - 7.3%

Johnson & Johnson	825,224	54,893,901
Merck & Co Inc	1,366,015	48,206,669
Novartis AG ADR (Switzerland)	862,191	52,688,492
Pfizer Inc	1,519,059	31,292,615
WellPoint Inc	498,125	39,237,306

		226,318,983

Industrials - 10.2%

General Electric Co	3,531,397	66,602,147
Honeywell International Inc	1,260,777	75,129,702
Illinois Tool Works Inc	785,655	44,381,651
Raytheon Co	982,875	48,996,319
United Technologies Corp	949,079	84,002,982

		319,112,801

Information Technology - 8.0%

Hewlett-Packard Co	1,276,581	46,467,549
International Business Machines Corp	437,195	75,000,802
Microsoft Corp	1,540,517	40,053,442
Motorola Solutions Inc *	858,060	39,505,082
Xerox Corp	4,642,565	48,329,102

		249,355,977

Materials - 3.2%

Air Products & Chemicals Inc	661,989	63,272,909
Crown Holdings Inc *	928,316	36,037,227

		99,310,136

Telecommunication Services - 4.0%

AT&T Inc	1,415,192	44,451,180
CenturyLink Inc	1,178,221	47,635,475
Verizon Communications Inc	872,386	32,478,931

		124,565,586

Utilities - 1.8%

Sempra Energy	1,073,521	56,767,790

Total Common Stocks
(Cost $2,454,300,834)		3,074,359,026

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $35,017,461; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $35,720,000)	$35,017,451	35,017,451

Total Short-Term Investment
(Cost $35,017,451)		35,017,451

TOTAL INVESTMENTS - 99.7%
(Cost $2,489,318,285)		3,109,376,477

OTHER ASSETS & LIABILITIES, NET - 0.3%		8,802,932

NET ASSETS - 100.0%		$3,118,179,409

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.4%
Consumer Discretionary	17.2%
Energy	14.4%
Consumer Staples	12.1%
Industrials	10.2%
Information Technology	8.0%
Health Care	7.3%
Telecommunication Services	4.0%
Materials	3.2%
Utilities	1.8%
Short-Term Investment	1.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$535,640,618	$472,848,359	$62,792,259	$-
	Consumer Staples	377,684,727	377,684,727	-	-
	Energy	449,536,334	449,536,334	-	-
	Financials	636,066,074	636,066,074	-	-
	Health Care	226,318,983	226,318,983	-	-
	Industrials	319,112,801	319,112,801	-	-
	Information Technology	249,355,977	249,355,977	-	-
	Materials	99,310,136	99,310,136	-	-
	Telecommunication Services	124,565,586	124,565,586	-	-
	Utilities	56,767,790	56,767,790	-	-

		3,074,359,026	3,011,566,767	62,792,259	-
	Short-Term Investment	35,017,451	-	35,017,451	-

	Total	$3,109,376,477	$3,011,566,767	$97,809,710	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 125.1%

Consumer Discretionary - 16.4%

Amazon.com Inc * †	135,080	$27,622,509
AutoZone Inc * †	25,030	7,380,096
Carnival Corp † (Panama)	392,450	14,767,894
CBS Corp ‘B’ †	441,210	12,570,073
Coach Inc †	61,960	3,961,103
Comcast Corp ‘A’ †	395,520	10,022,477
Darden Restaurants Inc †	45,730	2,275,525
DIRECTV ‘A’ * †	17,710	900,022
Discovery Communications Inc ‘A’ * †	65,770	2,693,939
DISH Network Corp ‘A’ *	25,920	794,966
Family Dollar Stores Inc	16,800	883,008
GameStop Corp ‘A’ * †	34,000	906,780
Gannett Co Inc †	460,114	6,588,832
General Motors Co * †	722,880	21,946,637
ITT Educational Services Inc * †	40,290	3,152,290
Johnson Controls Inc †	750,624	31,270,996
Kohl’s Corp †	101,853	5,093,669
Lennar Corp ‘A’ †	195,490	3,548,144
Lowe’s Cos Inc †	175,330	4,086,942
Macy’s Inc †	30,760	899,422
Marriott International Inc ‘A’ †	12,314	437,024
McDonald’s Corp †	52,320	4,411,622
Nike Inc ‘B’ †	60,030	5,401,499
NVR Inc * †	6,442	4,673,542
Staples Inc †	136,010	2,148,958
Starwood Hotels & Resorts Worldwide Inc †	21,780	1,220,551
Target Corp †	159,370	7,476,047
The Home Depot Inc †	207,380	7,511,304
The TJX Cos Inc †	24,030	1,262,296
The Walt Disney Co †	303,509	11,848,991
Time Warner Inc †	1,310,027	47,645,682
VF Corp	16,270	1,766,271
Yum! Brands Inc *	169,401	9,357,711

		266,526,822

Consumer Staples - 11.0%

Archer-Daniels-Midland Co †	85,070	2,564,860
Avon Products Inc †	64,200	1,797,600
Campbell Soup Co †	272,380	9,410,729
Colgate-Palmolive Co †	234,280	20,478,415
ConAgra Foods Inc †	84,200	2,173,202
CVS Caremark Corp †	181,175	6,808,556
Dr Pepper Snapple Group Inc †	94,390	3,957,773
General Mills Inc †	280,280	10,432,022
Kellogg Co †	42,030	2,325,100
Kimberly-Clark Corp †	46,060	3,065,754
Kraft Foods Inc ‘A’ †	213,880	7,534,992
PepsiCo Inc †	279,380	19,676,733
Philip Morris International Inc	95,800	6,396,566
Sysco Corp †	199,776	6,229,016
The Coca-Cola Co †	532,999	35,865,503
The Kroger Co †	72,870	1,807,176
The Procter & Gamble Co †	536,317	34,093,672
Wal-Mart Stores Inc †	92,910	4,937,237

		179,554,906

Energy - 14.0%

Apache Corp †	61,184	7,549,494
Baker Hughes Inc †	25,460	1,847,378
Cameron International Corp * †	96,550	4,855,499
Chevron Corp †	396,110	40,735,952
ConocoPhillips †	214,900	16,158,331
Devon Energy Corp †	154,401	12,168,343
Ensco PLC ADR (United Kingdom)	14,300	762,190
EOG Resources Inc †	163,660	17,110,653
Exxon Mobil Corp †	440,397	35,839,508
Halliburton Co †	35,240	1,797,240
Marathon Oil Corp †	116,080	6,115,094
National Oilwell Varco Inc	60,050	4,696,510
Noble Energy Inc †	14,300	1,281,709
Occidental Petroleum Corp †	231,841	24,120,738
Schlumberger Ltd † (Netherlands)	449,350	38,823,840
Southwestern Energy Co * †	153,120	6,565,786
The Williams Cos Inc †	216,400	6,546,100
Valero Energy Corp †	30,200	772,214

		227,746,579

Financials - 19.3%

ACE Ltd † (Switzerland)	216,980	14,281,624
Aflac Inc †	180,760	8,437,877
Alexandria Real Estate Equities Inc REIT †	78,870	6,106,115
American Express Co †	138,700	7,170,790
Apartment Investment & Management Co ‘A’ REIT	58,600	1,496,058
AvalonBay Communities Inc REIT †	17,480	2,244,432
AXIS Capital Holdings Ltd † (Bermuda)	55,330	1,713,017
Bank of America Corp †	1,803,694	19,768,486
BB&T Corp †	27,540	739,174
Berkshire Hathaway Inc ‘B’ * †	103,940	8,043,917
BlackRock Inc †	4,150	796,012
Boston Properties Inc REIT †	8,200	870,512
BRE Properties Inc REIT †	56,780	2,832,186
Camden Property Trust REIT †	78,370	4,985,899
Capital One Financial Corp †	55,660	2,875,952
Citigroup Inc †	576,258	23,995,383
CME Group Inc ‘A’ †	14,780	4,309,700
DCT Industrial Trust Inc REIT †	429,230	2,244,873
Developers Diversified Realty Corp REIT †	77,710	1,095,711
Digital Realty Trust Inc REIT †	20,400	1,260,312
DuPont Fabros Technology Inc REIT †	156,560	3,945,312
Everest Re Group Ltd (Bermuda)	79,880	6,530,190
Fifth Third Bancorp †	399,170	5,089,418
HCP Inc REIT	202,270	7,421,286
Huntington Bancshares Inc †	253,140	1,660,598
IntercontinentalExchange Inc * †	23,570	2,939,415
Invesco Ltd † (Bermuda)	339,930	7,954,362
Kilroy Realty Corp REIT †	61,730	2,437,718
Kimco Realty Corp REIT †	164,260	3,061,806
MetLife Inc †	450,710	19,772,648
Morgan Stanley †	459,493	10,572,934
Nationwide Health Properties Inc REIT †	30,840	1,277,084
NYSE Euronext †	4,710	161,412
PartnerRe Ltd (Bermuda)	16,790	1,155,992
Popular Inc * †	428,670	1,183,129
ProLogis Inc REIT †	174,380	6,249,779
Prudential Financial Inc †	286,570	18,222,986
Regency Centers Corp REIT †	43,260	1,902,142
Regions Financial Corp †	308,730	1,914,126
RenaissanceRe Holdings Ltd † (Bermuda)	31,901	2,231,475
Senior Housing Properties Trust REIT †	141,900	3,321,879
Simon Property Group Inc REIT †	61,800	7,183,014
State Street Corp †	183,008	8,251,831
SVB Financial Group * †	43,230	2,581,263
TD Ameritrade Holding Corp †	58,279	1,137,023
The Allstate Corp †	67,400	2,057,722
The Bank of New York Mellon Corp †	23,700	607,194
The Goldman Sachs Group Inc †	136,711	18,194,867
The NASDAQ OMX Group Inc *	38,950	985,435
U.S. Bancorp †	304,772	7,774,734
Wells Fargo & Co †	1,179,084	33,085,097
XL Group PLC † (Ireland)	215,950	4,746,581
Zions Bancorp †	120,070	2,882,881

		313,761,363

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Health Care - 15.1%

Abbott Laboratories †	538,063	$28,312,875
Aetna Inc †	24,680	1,088,141
Amgen Inc * †	29,210	1,704,404
Baxter International Inc †	56,970	3,400,539
Becton Dickinson & Co †	139,260	12,000,034
Biogen Idec Inc * †	185,710	19,856,113
C.R. Bard Inc	19,500	2,142,270
Cardinal Health Inc †	235,891	10,714,169
Celgene Corp * †	279,183	16,840,319
CIGNA Corp †	5,590	287,494
Covidien PLC † (Ireland)	370,160	19,703,617
DaVita Inc * †	44,260	3,833,359
Dendreon Corp * †	143,330	5,652,935
Humana Inc †	109,440	8,814,298
Johnson & Johnson †	243,860	16,221,567
McKesson Corp †	97,670	8,170,095
Medco Health Solutions Inc * †	26,290	1,485,911
Merck & Co Inc †	932,569	32,910,360
Mylan Inc * †	129,510	3,195,012
Pfizer Inc	928,890	19,135,134
St Jude Medical Inc †	222,440	10,605,939
Teva Pharmaceutical Industries Ltd ADR (Israel)	51,720	2,493,938
Thermo Fisher Scientific Inc * †	20,410	1,314,200
UnitedHealth Group Inc †	233,330	12,035,161
WellPoint Inc †	36,789	2,897,870

		244,815,754

Industrials - 13.7%

3M Co †	158,850	15,066,922
Canadian National Railway Co (NYSE) (Canada)	11,330	905,267
CSX Corp †	542,380	14,221,204
Deere & Co †	13,781	1,136,243
Emerson Electric Co †	113,340	6,375,375
Fluor Corp †	245,440	15,870,150
General Electric Co †	721,010	13,598,249
Goodrich Corp †	23,300	2,225,150
Honeywell International Inc †	342,084	20,384,786
Huntington Ingalls Industries Inc * †	45,690	1,576,305
Norfolk Southern Corp †	440,665	33,019,028
Northrop Grumman Corp †	26,680	1,850,258
PACCAR Inc †	540,084	27,592,892
Republic Services Inc †	34,390	1,060,931
Textron Inc †	17,550	414,356
Tyco International Ltd † (Switzerland)	331,790	16,400,380
Union Pacific Corp †	114,160	11,918,304
United Technologies Corp †	446,850	39,550,693

		223,166,493

Information Technology - 20.8%

Accenture PLC ‘A’ † (Ireland)	99,050	5,984,601
Adobe Systems Inc * †	142,320	4,475,964
Analog Devices Inc †	267,359	10,464,431
Apple Inc * †	201,463	67,625,085
Applied Materials Inc †	120,090	1,562,371
Broadcom Corp ‘A’ * †	541,620	18,220,097
Cisco Systems Inc †	1,157,701	18,071,713
Citrix Systems Inc * †	48,250	3,860,000
Cognizant Technology Solutions Corp ‘A’ * †	152,880	11,212,219
Corning Inc †	225,640	4,095,366
EMC Corp * †	44,040	1,213,302
Fidelity National Information Services Inc †	12,900	397,191
Freescale Semiconductor Holdings I Ltd * † (Bermuda)	242,520	4,459,943
Genpact Ltd * † (Bermuda)	151,690	2,615,136
Global Payments Inc †	8,680	442,680
Google Inc ‘A’ * †	13,753	6,964,244
Hewlett-Packard Co †	172,936	6,294,870
International Business Machines Corp †	92,292	15,832,693
Juniper Networks Inc * †	362,620	11,422,530
KLA-Tencor Corp †	50,790	2,055,979
Lam Research Corp * †	369,180	16,347,290
Marvell Technology Group Ltd * † (Bermuda)	121,790	1,798,229
Mastercard Inc ‘A’ †	28,040	8,449,574
Microsoft Corp †	1,262,183	32,816,758
Motorola Mobility Holdings Inc * †	196,630	4,333,725
Novellus Systems Inc * †	42,480	1,535,227
Oracle Corp †	612,950	20,172,185
QUALCOMM Inc †	275,908	15,668,815
SanDisk Corp * †	144,740	6,006,710
TE Connectivity Ltd (Switzerland)	211,940	7,790,914
Total System Services Inc †	110,530	2,053,647
VeriFone Systems Inc * †	79,410	3,521,834
Visa Inc ‘A’ †	13,780	1,161,103
Xilinx Inc †	519,045	18,929,571

		337,855,997

Materials - 6.5%

Air Products & Chemicals Inc †	240,080	22,946,847
Alcoa Inc †	1,152,790	18,283,249
Crown Holdings Inc * †	44,570	1,730,207
E.I. du Pont de Nemours & Co †	534,909	28,911,832
Freeport-McMoRan Copper & Gold Inc †	265,652	14,052,991
Georgia Gulf Corp * †	214,860	5,186,720
Monsanto Co †	9,520	690,581
Newmont Mining Corp	10,030	541,319
The Dow Chemical Co †	351,550	12,655,800
Westlake Chemical Corp †	10,940	567,786

		105,567,332

Telecommunication Services - 3.6%

American Tower Corp ‘A’ * †	102,800	5,379,524
AT&T Inc	374,134	11,751,549
Crown Castle International Corp * †	12,970	529,046
Sprint Nextel Corp * †	3,258,880	17,565,363
Verizon Communications Inc †	643,374	23,952,814

		59,178,296

Utilities - 4.7%

AGL Resources Inc	34,340	1,397,981
American Water Works Co Inc †	132,030	3,888,284
CenterPoint Energy Inc †	89,070	1,723,505
Constellation Energy Group Inc †	140,460	5,331,862
FirstEnergy Corp †	180,640	7,975,256
NextEra Energy Inc †	324,548	18,648,528
Northeast Utilities †	302,660	10,644,552
NV Energy Inc †	732,804	11,248,541
PG&E Corp †	80,140	3,368,284
Sempra Energy †	241,540	12,772,635

		76,999,428

Total Common Stocks
(Cost $1,935,810,255)		2,035,172,970

	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%

0.625% due 06/30/12 ‡	$1,835,000	1,842,463

Total U.S. Treasury Obligations
(Cost $1,842,430)		1,842,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $26,970,972; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $27,515,000)	$26,970,965	$26,970,965

Total Short-Term Investment
(Cost $26,970,965)		26,970,965

TOTAL INVESTMENTS - 126.9%
(Cost $1,964,623,650)		2,063,986,398

TOTAL SECURITIES SOLD SHORT - (27.0%)
(See Securities Sold Short)
(Proceeds $429,575,900)		(439,647,281)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,506,812

NET ASSETS - 100.0%		$1,625,845,929

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (26.9%)

Consumer Discretionary - (2.4%)

Choice Hotels International Inc	56,470	($1,883,839)
Dollar General Corp	51,990	(1,761,941)
Ford Motor Co	298,090	(4,110,661)
Hyatt Hotels Corp ‘A’	1,280	(52,250)
McDonald’s Corp	9,320	(785,862)
Netflix Inc	14,500	(3,809,005)
News Corp ‘B’	338,560	(6,121,165)
Omnicom Group Inc	48,450	(2,333,352)
Phillips-Van Heusen Corp	27,270	(1,785,367)
Ross Stores Inc	11,612	(930,354)
Scripps Networks Interactive Inc ‘A’	54,510	(2,664,449)
The New York Times Co ‘A’	321,663	(2,804,901)
The Washington Post Co ‘B’	8,580	(3,594,591)
Tiffany & Co	8,240	(647,005)
Toll Brothers Inc	19,630	(407,126)
Viacom Inc ‘B’	89,166	(4,547,466)

		(38,239,334)

Consumer Staples - (2.8%)

Altria Group Inc	270,680	(7,148,659)
Church & Dwight Co Inc	123,490	(5,006,285)
Costco Wholesale Corp	14,860	(1,207,226)
HJ Heinz Co	27,760	(1,479,053)
Kimberly-Clark Corp	18,700	(1,244,672)
Lorillard Inc	12,920	(1,406,600)
Mead Johnson Nutrition Co	19,280	(1,302,364)
Philip Morris International Inc	31,300	(2,089,901)
The Clorox Co	60,060	(4,050,446)
The Estee Lauder Cos Inc ‘A’	68,130	(7,166,595)
The Hershey Co	182,210	(10,358,639)
Wal-Mart Stores Inc	22,160	(1,177,582)
Whole Foods Market Inc	38,680	(2,454,246)

		(46,092,268)

Energy - (1.8%)

Diamond Offshore Drilling Inc	33,930	(2,389,011)
Encana Corp (NYSE) (Canada)	136,250	(4,195,138)
Kinder Morgan Inc	36,400	(1,045,772)
Noble Corp (Switzerland)	20,500	(807,905)
Sunoco Inc	22,620	(943,480)
Tenaris SA ADR (Luxembourg)	244,470	(11,179,613)
Tesoro Corp	148,760	(3,408,092)
TransCanada Corp (NYSE) (Canada)	82,210	(3,604,086)
Transocean Ltd (Switzerland)	11,030	(712,097)
Ultra Petroleum Corp (Canada)	28,970	(1,326,826)

		(29,612,020)

Financials - (5.5%)

American Campus Communities Inc REIT	82,470	(2,929,334)
American International Group Inc	132,540	(3,886,073)
Ameriprise Financial Inc	11,310	(652,361)
Aon Corp	80,260	(4,117,338)
Bank of Hawaii Corp	30,380	(1,413,278)
BioMed Realty Trust Inc REIT	200,330	(3,854,349)
BlackRock Inc	4,040	(774,912)
Cullen/Frost Bankers Inc	25,540	(1,451,949)
Equity Lifestyle Properties Inc REIT	23,600	(1,473,584)
Equity One Inc REIT	158,280	(2,950,339)
Equity Residential REIT	16,050	(963,000)
Essex Property Trust Inc REIT	11,410	(1,543,659)
Extra Space Storage Inc REIT	252,560	(5,387,105)
Federal Realty Investment Trust REIT	114,490	(9,752,258)
Federated Investors Inc ‘B’	36,467	(869,373)
Franklin Resources Inc	6,490	(852,072)
Highwoods Properties Inc REIT	62,520	(2,071,288)
Hudson Pacific Properties Inc REIT	34,741	(539,528)
KeyCorp	232,700	(1,938,391)
Lincoln National Corp	27,890	(794,586)
National Retail Properties Inc REIT	83,680	(2,050,997)
Northern Trust Corp	15,040	(691,238)
Pennsylvania Real Estate Investment Trust	90,340	(1,418,338)
Principal Financial Group Inc	167,800	(5,104,476)
Realty Income Corp REIT	72,680	(2,434,053)
SL Green Realty Corp REIT	7,900	(654,673)
SunTrust Banks Inc	42,540	(1,097,532)
T. Rowe Price Group Inc	12,370	(746,406)
Tanger Factory Outlet Centers Inc REIT	56,540	(1,513,576)
Taubman Centers Inc REIT	83,250	(4,928,400)
The Chubb Corp	26,850	(1,681,079)
The Hartford Financial Services Group Inc	30,700	(809,559)
The Progressive Corp	158,480	(3,388,302)
The Travelers Cos Inc	79,480	(4,640,042)
Torchmark Corp	13,000	(833,820)
UMB Financial Corp	47,240	(1,978,411)
Valley National Bancorp	110,288	(1,501,020)
Washington REIT	57,540	(1,871,201)
WR Berkley Corp	135,670	(4,401,135)

		(89,959,035)

Health Care - (2.5%)

Agilent Technologies Inc	18,780	(959,846)
AmerisourceBergen Corp	137,154	(5,678,175)
Bristol-Myers Squibb Co	83,600	(2,421,056)
Edwards Lifesciences Corp	50,510	(4,403,462)
Eli Lilly & Co	319,520	(11,991,586)
Forest Laboratories Inc	22,310	(877,675)
Stryker Corp	86,590	(5,081,967)
Watson Pharmaceuticals Inc	31,160	(2,141,627)
Zimmer Holdings Inc	114,420	(7,231,344)

		(40,786,738)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Industrials - (4.2%)

Caterpillar Inc	27,907	($2,970,979)
CSX Corp	14,850	(389,367)
Dover Corp	53,400	(3,620,520)
Eaton Corp	18,270	(939,992)
FedEx Corp	17,560	(1,665,566)
Heartland Express Inc	157,262	(2,604,259)
Illinois Tool Works Inc	44,200	(2,496,858)
Ingersoll-Rand PLC (Ireland)	90,860	(4,125,953)
ITT Corp	13,850	(816,180)
Knight Transportation Inc	147,427	(2,504,785)
Lockheed Martin Corp	220,326	(17,839,796)
Parker-Hannifin Corp	9,400	(843,556)
Raytheon Co	130,539	(6,507,369)
Rockwell Automation Inc	94,550	(8,203,158)
The Boeing Co	89,380	(6,607,863)
United Parcel Service Inc ‘B’	14,200	(1,035,606)
Werner Enterprises Inc	199,500	(4,997,475)

		(68,169,282)

Information Technology - (3.3%)

Altera Corp	26,440	(1,225,494)
Atmel Corp	113,060	(1,590,754)
Cypress Semiconductor Corp	175,560	(3,711,338)
Electronic Arts Inc	142,530	(3,363,708)
Fiserv Inc	37,910	(2,374,303)
Intel Corp	142,880	(3,166,221)
JDS Uniphase Corp	54,710	(911,469)
Linear Technology Corp	252,498	(8,337,484)
MEMC Electronic Materials Inc	10,700	(91,271)
Microchip Technology Inc	402,610	(15,262,945)
Motorola Solutions Inc	32,400	(1,491,696)
Nokia OYJ ADR (Finland)	221,670	(1,423,122)
NVIDIA Corp	23,600	(376,066)
Paychex Inc	53,400	(1,640,448)
SAIC Inc	85,870	(1,444,333)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	616,180	(7,770,030)

		(54,180,682)

Materials - (2.6%)

AK Steel Holding Corp	440,747	(6,946,173)
Cliffs Natural Resources Inc	44,790	(4,140,836)
Nalco Holding Co	65,410	(1,819,052)
Nucor Corp	27,960	(1,152,511)
OM Group Inc	122,611	(4,982,911)
Praxair Inc	125,560	(13,609,448)
United States Steel Corp	118,030	(5,434,101)
Vale SA ADR (Brazil)	55,120	(1,761,084)
Valspar Corp	62,890	(2,267,814)

		(42,113,930)

Telecommunication Services - (0.2%)

SBA Communications Corp ‘A’	71,060	(2,713,781)

Utilities - (1.6%)

American Electric Power Co Inc	40,630	(1,530,938)
Aqua America Inc	32,510	(714,570)
Consolidated Edison Inc	149,166	(7,941,598)
Dominion Resources Inc	47,440	(2,289,929)
Edison International	111,140	(4,306,675)
Entergy Corp	27,200	(1,857,216)
Wisconsin Energy Corp	253,190	(7,937,506)

		(26,578,432)

Total Common Stocks
(Proceeds $428,517,753)		(438,445,502)

EXCHANGE-TRADED FUND - (0.1%)

iShares Dow Jones US Real Estate Index Fund	19,930	(1,201,779)

Total Exchange-Traded Fund
(Proceeds $1,058,147)		(1,201,779)

TOTAL SECURITIES SOLD SHORT - (27.0%)
(Proceeds $429,575,900)		($439,647,281)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

					Net
	Long		Short		Exposure
Information Technology	20.8%		(3.3%	)	17.5%
Consumer Discretionary	16.4%		(2.4%	)	14.0%
Financials	19.3%		(5.5%	)	13.8%
Health Care	15.1%		(2.5%	)	12.6%
Energy	14.0%		(1.8%	)	12.2%
Industrials	13.7%		(4.2%	)	9.5%
Consumer Staples	11.0%		(2.8%	)	8.2%
Materials	6.5%		(2.6%	)	3.9%
Telecommunication Services	3.6%		(0.2%	)	3.4%
Utilities	4.7%		(1.6%	)	3.1%
Short-Term Investment	1.7%		-		1.7%
U.S. Treasury Obligations	0.1%		-		0.1%
Exchange-Traded Fund	-		(0.1%	)	(0.1%	)

	126.9%		(27.0%	)	99.9%

Securities sold short	(27.0%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of June 30, 2011, the total value of securities out on loan was $438,487,959, and the cash collateral was $446,088,222 (See Note 7 in Notes to Financial Statements).

(d)	As of June 30, 2011, investments with a total aggregate value of $1,571,365 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (09/11)	369	$23,545,727	$725,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$2,035,172,970	$2,035,172,970	$-	$-
	U.S. Treasury Obligations	1,842,463	-	1,842,463	-
	Short-Term Investment	26,970,965	-	26,970,965	-
	Derivatives:
	Equity Contracts
	Futures	725,248	725,248	-	-

	Total Assets	2,064,711,646	2,035,898,218	28,813,428	-

Liabilities	Common Stocks - Short (1)	(438,445,502)	(438,445,502)	-	-
	Exchange-Traded Fund - Short	(1,201,779)	(1,201,779)	-	-

	Total Liabilities	(439,647,281)	(439,647,281)	-	-

	Total	$1,625,064,365	$1,596,250,937	$28,813,428	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 10.9%

AutoZone Inc *	86,760	$25,581,186
Ford Motor Co *	3,286,120	45,315,595
Hyatt Hotels Corp ‘A’ *	539,730	22,031,778
McDonald’s Corp	123,730	10,432,914
The McGraw-Hill Cos Inc	1,029,880	43,162,271
The TJX Cos Inc	401,240	21,077,137

		167,600,881

Consumer Staples - 10.9%

Dr Pepper Snapple Group Inc	857,780	35,966,716
General Mills Inc	683,870	25,453,641
Mead Johnson Nutrition Co	419,590	28,343,305
Philip Morris International Inc	742,430	49,572,051
Sara Lee Corp	1,131,070	21,479,019
The J.M. Smucker Co	97,820	7,477,361

		168,292,093

Energy - 12.3%

Chevron Corp	686,227	70,571,585
Enterprise Products Partners LP	335,984	14,517,869
Kinder Morgan Inc	389,420	11,188,037
Noble Energy Inc	219,580	19,680,955
Occidental Petroleum Corp	640,707	66,659,156
Plains All American Pipeline LP	92,810	5,939,840

		188,557,442

Financials - 17.1%

Aflac Inc	372,990	17,411,173
Blackstone Group LP	1,018,800	16,871,328
CIT Group Inc *	1,316,610	58,273,159
Citigroup Inc	1,095,898	45,633,193
Genworth Financial Inc ‘A’ *	664,700	6,833,116
JPMorgan Chase & Co	1,118,610	45,795,893
Marsh & McLennan Cos Inc	498,580	15,550,710
State Street Corp	526,910	23,758,372
The Progressive Corp	1,537,380	32,869,184

		262,996,128

Health Care - 12.7%

Abbott Laboratories	760,220	40,002,776
Allergan Inc	100,860	8,396,595
Bristol-Myers Squibb Co	695,120	20,130,675
Celgene Corp *	584,220	35,240,150
Hospira Inc *	279,540	15,838,736
Human Genome Sciences Inc *	289,060	7,093,532
Intuitive Surgical Inc *	6,850	2,548,954
Teva Pharmaceutical Industries Ltd ADR (Israel)	462,490	22,301,268
Waters Corp *	51,590	4,939,227
WellPoint Inc	493,540	38,876,146

		195,368,059

Industrials - 8.5%

CSX Corp	467,840	12,266,765
KBR Inc	230,530	8,688,676
Norfolk Southern Corp	89,240	6,686,753
The Boeing Co	216,330	15,993,277
Tyco International Ltd (Switzerland)	810,690	40,072,407
United Parcel Service Inc ‘B’	634,390	46,266,062

		129,973,940

Information Technology - 19.1%

Apple Inc *	230,640	77,418,929
Check Point Software Technologies Ltd * (Israel)	272,160	15,472,296
eBay Inc *	1,642,230	52,994,762
Google Inc ‘A’ *	70,350	35,623,833
Marvell Technology Group Ltd * (Bermuda)	1,389,040	20,509,175
Microsoft Corp	1,427,030	37,102,780
QUALCOMM Inc	768,910	43,666,399
Visa Inc ‘A’	89,720	7,559,807
Western Digital Corp *	86,620	3,151,236

		293,499,217

Materials - 2.1%

Glencore International PLC * (United Kingdom)	380,700	3,000,034
Praxair Inc	268,070	29,056,107

		32,056,141

Telecommunication Services - 2.3%

America Movil SAB de CV ‘L’ ADR (Mexico)	646,770	34,847,968

Utilities - 2.2%

The AES Corp *	2,712,850	34,561,709

Total Common Stocks
(Cost $1,265,439,218)		1,507,753,578

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $36,992,479; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $37,735,000)	$36,992,469	36,992,469

Total Short-Term Investment
(Cost $36,992,469)		36,992,469

TOTAL INVESTMENTS - 100.5%
(Cost $1,302,431,687)		1,544,746,047

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(7,024,432)

NET ASSETS - 100.0%		$1,537,721,615

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	19.1%
Financials	17.1%
Health Care	12.7%
Energy	12.3%
Consumer Staples	10.9%
Consumer Discretionary	10.9%
Industrials	8.5%
Short-Term Investment	2.4%
Telecommunication Services	2.3%
Utilities	2.2%
Materials	2.1%

100.5%
Other Assets & Liabilities, Net	(0.5%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,507,753,578	$1,507,753,578	$-	$-
	Short-Term Investment	36,992,469	-	36,992,469	-

	Total	$1,544,746,047	$1,507,753,578	$36,992,469	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Industrials - 0.7%

Better Place LLC ‘B’ 8.000% ◊ * + Δ	3,920,500	$12,418,184

Total Convertible Preferred Stocks
(Cost $11,761,500)		12,418,184

COMMON STOCKS - 96.8%

Consumer Discretionary - 15.7%

ANN Inc *	426,800	11,139,480
AutoZone Inc *	68,100	20,079,285
Cablevision Systems Corp ‘A’	551,100	19,955,331
Darden Restaurants Inc	478,100	23,790,256
DeVry Inc	591,700	34,987,221
International Game Technology	2,068,500	36,364,230
Lear Corp	606,000	32,408,880
Mattel Inc	978,580	26,901,164
Newell Rubbermaid Inc	1,845,703	29,125,194
Ross Stores Inc	344,500	27,601,340
The Interpublic Group of Cos Inc	2,583,126	32,289,075
The TJX Cos Inc	290,400	15,254,712

		309,896,168

Consumer Staples - 6.8%

Avon Products Inc	548,300	15,352,400
Campbell Soup Co	576,929	19,932,897
Energizer Holdings Inc *	507,700	36,737,172
Molson Coors Brewing Co ‘B’	888,500	39,751,490
Ralcorp Holdings Inc *	262,520	22,728,982

		134,502,941

Energy - 10.1%

Arch Coal Inc	544,300	14,511,038
Energen Corp	579,468	32,739,942
EQT Corp	644,000	33,822,880
Noble Energy Inc	238,100	21,340,903
Rowan Cos Inc *	858,200	33,306,742
The Williams Cos Inc	1,113,200	33,674,300
Tidewater Inc	549,900	29,590,119

		198,985,924

Financials - 15.3%

Ameriprise Financial Inc	834,600	48,139,728
City National Corp	458,162	24,855,288
Comerica Inc	601,000	20,776,570
Duke Realty Corp REIT	1,539,000	21,561,390
Fifth Third Bancorp	1,602,000	20,425,500
Invesco Ltd (Bermuda)	1,565,200	36,625,680
LaSalle Hotel Properties REIT	906,600	23,879,844
PartnerRe Ltd (Bermuda)	299,800	20,641,230
Principal Financial Group Inc	990,000	30,115,800
The Macerich Co REIT	456,800	24,438,800
Weingarten Realty Investors REIT	1,170,000	29,437,200

		300,897,030

Health Care - 10.6%

CareFusion Corp *	801,367	21,773,141
DENTSPLY International Inc	438,300	16,690,464
HealthSouth Corp *	940,241	24,681,326
Laboratory Corp of America Holdings *	214,900	20,800,171
Life Technologies Corp *	566,506	29,497,968
Medicis Pharmaceutical Corp ‘A’	410,900	15,684,053
Quest Diagnostics Inc	286,900	16,955,790
Warner Chilcott PLC ‘A’ (Ireland)	1,317,841	31,799,503
Zimmer Holdings Inc *	505,900	31,972,880

		209,855,296

Industrials - 13.6%

Corrections Corp of America *	1,319,664	28,570,726
Dover Corp	788,200	53,439,960
Equifax Inc	1,125,389	39,073,506
Foster Wheeler AG * (Switzerland)	632,100	19,203,198
Owens Corning *	399,900	14,936,265
Parker-Hannifin Corp	217,800	19,545,372
Rockwell Collins Inc	786,200	48,500,678
Stanley Black & Decker Inc	220,600	15,894,230
Thomas & Betts Corp *	555,400	29,908,290

		269,072,225

Information Technology - 15.9%

Amdocs Ltd * (United Kingdom)	1,034,200	31,429,338
AOL Inc *	660,500	13,117,530
BMC Software Inc *	621,400	33,990,580
Ingram Micro Inc ‘A’ *	1,867,294	33,872,713
Intuit Inc *	407,400	21,127,764
Lender Processing Services Inc	453,800	9,488,958
Motorola Mobility Holdings Inc *	632,000	13,929,280
NCR Corp *	1,046,600	19,770,274
Quest Software Inc *	723,900	16,454,247
SanDisk Corp *	310,100	12,869,150
Symantec Corp *	1,627,600	32,096,272
Teradata Corp *	458,100	27,577,620
Teradyne Inc *	1,152,400	17,055,520
Xilinx Inc	865,800	31,575,726

		314,354,972

Materials - 5.6%

Ball Corp	815,866	31,378,206
Cliffs Natural Resources Inc	206,500	19,090,925
Compass Minerals International Inc	349,091	30,046,263
Eastman Chemical Co	122,400	12,493,368
United States Steel Corp	352,900	16,247,516

		109,256,278

Utilities - 3.2%

CMS Energy Corp	1,746,200	34,382,678
Wisconsin Energy Corp	929,400	29,136,690

		63,519,368

Total Common Stocks
(Cost $1,651,159,664)		1,910,340,202

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $48,109,117; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $49,075,000)	$48,109,103	$48,109,103

Total Short-Term Investment
(Cost $48,109,103)		48,109,103

TOTAL INVESTMENTS - 99.9%
(Cost $1,711,030,267)		1,970,867,489

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,255,751

NET ASSETS - 100.0%		$1,973,123,240

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	15.9%
Consumer Discretionary	15.7%
Financials	15.3%
Industrials	14.3%
Health Care	10.6%
Energy	10.1%
Consumer Staples	6.8%
Materials	5.6%
Utilities	3.2%
Short-Term Investment	2.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $12,418,184 or 0.7% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of June 30, 2011, 0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$12,418,184	0.7%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$12,418,184	$-	$-	$12,418,184
	Common Stocks (1)	1,910,340,202	1,910,340,202	-	-
	Short-Term Investment	48,109,103	-	48,109,103	-

	Total	$1,970,867,489	$1,910,340,202	$48,109,103	$12,418,184

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

	Convertible
	Preferred
	Stocks (1)
Value, Beginning of Period	$11,761,500
Purchases	-
Sales	-
Net Realized Gains (Losses)	-	-
Change in Net Unrealized Appreciation	656,684
Transfers In	-
Transfers Out	-

Value, End of Period	$12,418,184

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$656,684

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% ◊ * + Δ	2,239,546	$7,093,762

Total Convertible Preferred Stocks
(Cost $6,718,638)		7,093,762

COMMON STOCKS - 98.0%

Consumer Discretionary - 16.3%

Chipotle Mexican Grill Inc *	74,272	22,889,888
Ctrip.com International Ltd ADR * (Cayman)	657,420	28,321,654
Dollar Tree Inc *	308,966	20,583,315
Lululemon Athletica Inc *	203,999	22,811,168
Morningstar Inc	278,371	16,919,389
Naspers Ltd ‘N’ (South Africa)	364,170	20,566,202
Netflix Inc *	154,874	40,683,851
New Oriental Education & Technology Group ADR * (Cayman)	113,322	12,660,334
Wynn Resorts Ltd	137,955	19,802,061

		205,237,862

Consumer Staples - 3.2%

Mead Johnson Nutrition Co	412,125	27,839,044
Natura Cosmeticos SA (Brazil)	509,726	12,737,842

		40,576,886

Energy - 3.6%

Range Resources Corp	369,641	20,515,076
Ultra Petroleum Corp * (Canada)	537,704	24,626,843

		45,141,919

Financials - 6.9%

Greenhill & Co Inc	193,756	10,427,948
IntercontinentalExchange Inc *	130,954	16,331,273
Leucadia National Corp	610,374	20,813,753
Moody’s Corp	165,636	6,352,141
MSCI Inc ‘A’ *	870,128	32,786,423

		86,711,538

Health Care - 12.7%

Gen-Probe Inc *	312,538	21,612,003
IDEXX Laboratories Inc *	205,334	15,925,705
Illumina Inc *	530,633	39,877,070
Intuitive Surgical Inc *	91,436	34,024,250
Ironwood Pharmaceuticals Inc ‘A’ *	620,374	9,752,279
Techne Corp	213,376	17,789,157
Valeant Pharmaceuticals International Inc (NYSE) (Canada)	391,304	20,332,156

		159,312,620

Industrials - 19.7%

C.H. Robinson Worldwide Inc	212,368	16,743,093
Covanta Holding Corp	823,478	13,579,152
Edenred (France)	1,475,391	45,015,874
Expeditors International of Washington Inc	507,013	25,953,996
Fastenal Co	722,554	26,004,718
IHS Inc ‘A’ *	210,331	17,545,812
Intertek Group PLC (United Kingdom)	700,178	22,189,972
Qualicorp SA * (Brazil)	1,683,988	16,077,545
Schindler Holding AG (Switzerland)	164,578	20,016,838
Stericycle Inc *	207,953	18,532,771
Verisk Analytics Inc ‘A’ *	738,272	25,558,977

		247,218,748

Information Technology - 26.4%

Akamai Technologies Inc *	600,371	18,893,676
Alibaba.com Ltd (Cayman)	5,488,300	8,779,310
ARM Holdings PLC ADR (United Kingdom)	700,997	19,929,345
Autodesk Inc *	366,041	14,129,183
Citrix Systems Inc *	141,428	11,314,240
FactSet Research Systems Inc	185,610	18,991,615
First Solar Inc *	69,451	9,186,284
Gartner Inc ‘A’ *	464,325	18,707,654
LinkedIn Corp ‘A’ *	165,953	14,950,706
Motorola Solutions Inc *	1,025,054	47,193,486
NVIDIA Corp *	249,169	3,970,508
Red Hat Inc *	579,818	26,613,646
Renren Inc ADR * (Cayman)	706,753	6,254,764
Rovi Corp *	199,759	11,458,176
salesforce.com inc *	188,739	28,118,336
Solera Holdings Inc	488,850	28,920,366
Yandex NV ‘A’ * (Netherlands)	905,685	32,160,874
Youku.com Inc ADR * (Cayman)	368,335	12,652,307

		332,224,476

Materials - 8.2%

Intrepid Potash Inc *	562,771	18,290,057
Lynas Corp Ltd * + (Australia)	4,053,361	7,808,245
Martin Marietta Materials Inc	160,375	12,825,189
Molycorp Inc *	469,968	28,696,246
Nalco Holding Co	521,480	14,502,359
Rockwood Holdings Inc *	371,294	20,528,845

		102,650,941

Telecommunication Services - 1.0%

Millicom International Cellular SA SDR (Luxembourg)	120,335	12,607,428

Total Common Stocks
(Cost $908,600,658)		1,231,682,418

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $10,634,641; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $10,850,000)	$10,634,638	10,634,638

Total Short-Term Investment
(Cost $10,634,638)		10,634,638

TOTAL INVESTMENTS - 99.4%
(Cost $925,953,934)		1,249,410,818

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,046,138

NET ASSETS - 100.0%		$1,257,456,956

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	26.4%
Industrials	20.3%
Consumer Discretionary	16.3%
Health Care	12.7%
Materials	8.2%
Financials	6.9%
Energy	3.6%
Consumer Staples	3.2%
Telecommunication Services	1.0%
Short-Term Investment	0.8%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $14,902,007 or 1.2% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of June 30, 2011, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$7,093,762	0.6%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$7,093,762	$-	$-	$7,093,762
	Common Stocks
	Consumer Discretionary	205,237,862	184,671,660	20,566,202	-
	Consumer Staples	40,576,886	40,576,886	-	-
	Energy	45,141,919	45,141,919	-	-
	Financials	86,711,538	86,711,538	-	-
	Health Care	159,312,620	159,312,620	-	-
	Industrials	247,218,748	205,011,938	42,206,810	-
	Information Technology	332,224,476	323,445,166	8,779,310	-
	Materials	102,650,941	94,842,696	7,808,245	-
	Telecommunication Services	12,607,428	-	12,607,428	-

		1,231,682,418	1,139,714,423	91,967,995	-
	Short-Term Investment	10,634,638	-	10,634,638	-

	Total	$1,249,410,818	$1,139,714,423	$102,602,633	$7,093,762

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$6,718,638
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	375,124
Transfers In	-
Transfers Out	-

Value, End of Period	$7,093,762

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$375,124

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 13.4%

Cablevision Systems Corp ‘A’	247,400	$8,958,354
CBS Corp ‘B’	298,000	8,490,020
Dana Holding Corp *	841,512	15,399,670
Darden Restaurants Inc	208,173	10,358,688
Gaylord Entertainment Co *	329,100	9,873,000
Genesco Inc *	164,000	8,544,400
Jarden Corp	227,900	7,864,829
Lear Corp	211,900	11,332,412
M.D.C. Holdings Inc	284,600	7,012,544
Macy’s Inc	558,060	16,317,674
Mattel Inc	432,895	11,900,284
The Goodyear Tire & Rubber Co *	736,430	12,349,931
The Interpublic Group of Cos Inc	1,241,200	15,515,000
Viacom Inc ‘B’	308,405	15,728,655

		159,645,461

Consumer Staples - 4.5%

Avon Products Inc	352,400	9,867,200
Coca-Cola Enterprises Inc	427,900	12,486,122
H.J. Heinz Co	249,000	13,266,720
Safeway Inc	491,962	11,497,152
The J.M. Smucker Co	89,396	6,833,430

		53,950,624

Energy - 8.8%

Alpha Natural Resources Inc *	412,600	18,748,544
Cameron International Corp *	316,200	15,901,698
Cimarex Energy Co	101,651	9,140,458
Denbury Resources Inc *	612,700	12,254,000
EQT Corp	264,484	13,890,700
Nabors Industries Ltd * (Bermuda)	474,700	11,696,608
Noble Energy Inc	166,000	14,878,580
Whiting Petroleum Corp *	152,810	8,696,417

		105,207,005

Financials - 26.4%

Aon Corp	202,978	10,412,771
AXIS Capital Holdings Ltd (Bermuda)	500,043	15,481,331
BioMed Realty Trust Inc REIT	696,900	13,408,356
Capitol Federal Financial Inc	1,253,200	14,737,632
Comerica Inc	422,100	14,591,997
Discover Financial Services	574,800	15,375,900
DuPont Fabros Technology Inc REIT	563,900	14,210,280
Forestar Group Inc *	888,515	14,598,301
HCC Insurance Holdings Inc	144,932	4,565,358
Invesco Ltd (Bermuda)	614,800	14,386,320
Lincoln National Corp	553,402	15,766,423
Loews Corp	404,963	17,044,893
M&T Bank Corp	161,500	14,203,925
Mack-Cali Realty Corp REIT	379,100	12,487,554
MFA Financial Inc REIT	1,476,156	11,868,294
NYSE Euronext	482,599	16,538,668
People’s United Financial Inc	1,120,283	15,056,603
RenaissanceRe Holdings Ltd (Bermuda)	201,000	14,059,950
SunTrust Banks Inc	547,100	14,115,180
U-Store-It Trust REIT	1,072,286	11,280,449
Washington Federal Inc	882,037	14,491,868
XL Group PLC (Ireland)	719,120	15,806,258
Zions Bancorp	421,255	10,114,333

		314,602,644

Health Care - 7.9%

AmerisourceBergen Corp	249,900	10,345,860
CIGNA Corp	246,300	12,667,209
Hospira Inc *	204,000	11,558,640
Tenet Healthcare Corp *	1,627,500	10,155,600
Thermo Fisher Scientific Inc *	183,630	11,823,936
Universal Health Services Inc ‘B’	283,478	14,607,621
WellPoint Inc	191,558	15,089,024
Zimmer Holdings Inc *	125,329	7,920,793

		94,168,683

Industrials - 13.1%

Corrections Corp of America *	528,380	11,439,427
Dover Corp	205,800	13,953,240
Goodrich Corp	160,300	15,308,650
GrafTech International Ltd *	597,200	12,105,244
Hertz Global Holdings Inc *	1,462,534	23,225,040
Manpower Inc	205,100	11,003,615
Parker-Hannifin Corp	114,500	10,275,230
Quanta Services Inc *	698,600	14,111,720
Spirit AeroSystems Holdings Inc ‘A’ *	566,000	12,452,000
Stanley Black & Decker Inc	166,100	11,967,505
Towers Watson & Co ‘A’	193,600	12,721,456
United Continental Holdings Inc *	343,900	7,782,457

		156,345,584

Information Technology - 9.1%

Broadridge Financial Solutions Inc	673,300	16,206,331
Ingram Micro Inc ‘A’ *	863,200	15,658,448
ON Semiconductor Corp *	1,325,431	13,877,263
Seagate Technology PLC (Ireland)	656,800	10,613,888
Take-Two Interactive Software Inc *	819,813	12,526,743
TE Connectivity Ltd (Switzerland)	442,400	16,262,624
Xerox Corp	1,523,023	15,854,669
Yahoo! Inc *	455,088	6,844,523

		107,844,489

Materials - 6.3%

Ashland Inc	299,150	19,331,073
Coeur d’Alene Mines Corp *	460,200	11,164,452
Crown Holdings Inc *	356,300	13,831,566
Cytec Industries Inc	190,200	10,877,538
Freeport-McMoRan Copper & Gold Inc	186,462	9,863,840
Walter Energy Inc	85,100	9,854,580

		74,923,049

Telecommunication Services - 1.3%

CenturyLink Inc	362,500	14,655,875

Utilities - 8.5%

American Electric Power Co Inc	411,607	15,509,352
Northeast Utilities	401,769	14,130,216
NRG Energy Inc *	374,675	9,209,511
PG&E Corp	305,600	12,844,368
PPL Corp	743,160	20,682,143
Westar Energy Inc	607,200	16,339,752
Wisconsin Energy Corp	404,924	12,694,367

		101,409,709

Total Common Stocks
(Cost $1,098,470,461)		1,182,753,123

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $8,661,275; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $8,835,000)	$8,661,272	$8,661,272

Total Short-Term Investment
(Cost $8,661,272)		8,661,272

TOTAL INVESTMENTS - 100.0%
(Cost $1,107,131,733)		1,191,414,395

OTHER ASSETS & LIABILITIES, NET - 0.0%		87,982

NET ASSETS - 100.0%		$1,191,502,377

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.4%
Consumer Discretionary	13.4%
Industrials	13.1%
Information Technology	9.1%
Energy	8.8%
Utilities	8.5%
Health Care	7.9%
Materials	6.3%
Consumer Staples	4.5%
Telecommunication Services	1.3%
Short-Term Investment	0.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,182,753,123	$1,182,753,123	$-	$-
	Short-Term Investment	8,661,272	-	8,661,272	-

	Total	$1,191,414,395	$1,182,753,123	$8,661,272	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Summary Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 16.4%

Autoliv Inc	122,000	$9,570,900
Fred’s Inc ‘A’	568,343	8,201,189
GameStop Corp ‘A’ *	304,000	8,107,680
Gentex Corp	432,050	13,060,871
Group 1 Automotive Inc	356,569	14,683,511
Regis Corp	592,629	9,079,076
The Cato Corp ‘A’	297,748	8,575,142
The Men’s Wearhouse Inc	369,188	12,441,636
Thor Industries Inc	477,610	13,774,272
Other securities		88,459,423

		185,953,700

Consumer Staples - 1.6%

Lancaster Colony Corp	145,900	8,873,638
Other securities		9,335,845

		18,209,483

Energy - 11.6%

Atwood Oceanics Inc *	261,400	11,535,582
Bristow Group Inc	311,139	15,874,312
Helix Energy Solutions Group Inc *	614,288	10,172,609
Oil States International Inc *	160,100	12,793,591
Rowan Cos Inc *	402,380	15,616,368
Tidewater Inc	245,200	13,194,212
Unit Corp *	186,600	11,369,538
Other securities		40,322,110

		130,878,322

Financials - 20.0%

Aspen Insurance Holdings Ltd (Bermuda)	356,830	9,181,236
Montpelier Re Holdings Ltd (Bermuda)	521,282	9,383,076
Old Republic International Corp	961,800	11,301,150
Protective Life Corp	684,823	15,839,956
StanCorp Financial Group Inc	211,200	8,910,528
Tower Group Inc	418,854	9,977,102
Transatlantic Holdings Inc	180,000	8,821,800
Validus Holdings Ltd (Bermuda)	268,800	8,319,360
Other securities		145,243,144

		226,977,352

Health Care - 4.8%

Pharmaceutical Product Development Inc	361,900	9,713,396
STERIS Corp	300,800	10,521,984
Teleflex Inc	148,900	9,091,834
Other securities		25,284,456

		54,611,670

Industrials - 28.0%

ABM Industries Inc	475,515	11,098,520
Brady Corp ‘A’	315,412	10,112,109
Carlisle Cos Inc	242,410	11,933,844
Gardner Denver Inc	154,840	13,014,302
Genesee & Wyoming Inc ‘A’ *	193,100	11,323,384
Graco Inc	210,200	10,648,732
Granite Construction Inc	418,013	10,253,859
Insperity Inc	269,730	7,986,705
Kennametal Inc	256,220	10,815,046
Lincoln Electric Holdings Inc	252,080	9,037,068
Mine Safety Appliances Co	276,590	10,327,871
Mueller Industries Inc	352,480	13,362,517
Simpson Manufacturing Co Inc	294,765	8,804,631
SkyWest Inc	639,450	9,630,117
Trinity Industries Inc	511,380	17,836,934
Other securities		150,766,190

		316,951,829

Information Technology - 5.8%

Benchmark Electronics Inc *	739,161	12,196,157
Rofin-Sinar Technologies Inc *	244,312	8,343,255
Other securities		45,649,393

		66,188,805

Materials - 5.2%

Aptargroup Inc	150,550	7,879,787
Cabot Corp	247,200	9,855,864
RPM International Inc	525,000	12,085,500
Other securities		29,248,710

		59,069,861

Telecommunication Services - 0.3%

Other securities		2,781,021

Utilities - 3.4%

NV Energy Inc	711,130	10,915,846
PNM Resources Inc	465,120	7,786,109
Other securities		20,030,720

		38,732,675

Total Common Stocks
(Cost $1,016,716,525)		1,100,354,718

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.7%

U.S. Government Agency Issue - 0.5%

Other security		5,270,000

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $24,601,364; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $25,100,000)	$24,601,357	24,601,357

Total Short-Term Investments
(Cost $29,871,357)		29,871,357

TOTAL INVESTMENTS - 99.8%
(Cost $1,046,587,882)		1,130,226,075

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,587,779

NET ASSETS - 100.0%		$1,132,813,854

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	28.0%
Financials	20.0%
Consumer Discretionary	16.4%
Energy	11.6%
Information Technology	5.8%
Materials	5.2%
Health Care	4.8%
Utilities	3.4%
Short-Term Investments	2.7%
Consumer Staples	1.6%
Telecommunication Services	0.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2011.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2011, $471,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	124	$9,815,089	$419,871

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,100,354,718	$1,100,354,718	$-	$-
	Short-Term Investments	29,871,357	-	29,871,357	-
	Derivatives:
	Equity Contracts
	Futures	419,871	419,871	-	-

	Total	$1,130,645,946	$1,100,774,589	$29,871,357	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 18.7%

American Public Education Inc *	88,015	$3,917,548
ANN Inc *	274,220	7,157,142
Brunswick Corp	241,000	4,916,400
Dana Holding Corp *	458,910	8,398,053
DSW Inc ‘A’ *	91,600	4,635,876
Express Inc	233,100	5,081,580
Gaylord Entertainment Co *	144,800	4,344,000
Interval Leisure Group Inc *	384,290	5,260,930
Life Time Fitness Inc *	93,405	3,727,794
LKQ Corp *	247,150	6,448,143
McCormick & Schmick’s Seafood Restaurants Inc *	240,835	2,068,773
Shutterfly Inc *	139,800	8,027,316
Six Flags Entertainment Corp	171,900	6,437,655
Sonic Corp *	364,900	3,878,887
Sotheby’s	114,345	4,974,007
Tenneco Inc *	49,800	2,194,686
The Cheesecake Factory Inc *	204,345	6,410,303
The Children’s Place Retail Stores Inc *	93,215	4,147,135
The Warnaco Group Inc *	108,900	5,690,025
Tupperware Brands Corp	83,440	5,628,028
Ulta Salon Cosmetics & Fragrance Inc *	85,700	5,534,506
Vera Bradley Inc *	81,100	3,098,020
Vitamin Shoppe Inc *	141,000	6,452,160
Williams-Sonoma Inc	127,835	4,664,699

		123,093,666

Consumer Staples - 2.4%

The Fresh Market Inc *	91,000	3,519,880
The Hain Celestial Group Inc *	164,125	5,475,210
United Natural Foods Inc *	159,300	6,797,331

		15,792,421

Energy - 7.1%

Cal Dive International Inc *	508,145	3,038,707
Carrizo Oil & Gas Inc *	103,500	4,321,125
Complete Production Services Inc *	167,600	5,591,136
Dril-Quip Inc *	78,405	5,318,211
Energy XXI Ltd * (Bermuda)	205,800	6,836,676
Lufkin Industries Inc	15,900	1,368,195
Northern Oil & Gas Inc *	181,400	4,018,010
Patriot Coal Corp *	262,885	5,851,820
Quicksilver Resources Inc *	298,660	4,408,222
Rosetta Resources Inc *	116,700	6,014,718

		46,766,820

Financials - 4.3%

Fortress Investment Group LLC ‘A’ *	1,219,200	5,876,544
Greenhill & Co Inc	86,300	4,644,666
Northwest Bancshares Inc	474,100	5,964,178
Signature Bank *	114,400	6,543,680
Stifel Financial Corp *	52,800	1,893,408
Texas Capital Bancshares Inc *	141,200	3,647,196

		28,569,672

Health Care - 17.8%

Align Technology Inc *	263,300	6,003,240
AMERIGROUP Corp *	97,955	6,902,889
ArthroCare Corp *	94,900	3,176,303
Auxilium Pharmaceuticals Inc *	157,010	3,077,396
Bruker Corp *	360,889	7,347,700
Catalyst Health Solutions Inc *	112,380	6,273,052
Cubist Pharmaceuticals Inc *	147,700	5,315,723
Gentiva Health Services Inc *	183,790	3,828,346
HealthSouth Corp *	214,700	5,635,875
HealthSpring Inc *	138,300	6,377,013
HMS Holdings Corp *	73,100	5,619,197
Incyte Corp Ltd *	172,400	3,265,256
Insulet Corp *	294,825	6,536,270
InterMune Inc *	108,700	3,896,895
Kindred Healthcare Inc *	144,000	3,091,680
Medicis Pharmaceutical Corp ‘A’	178,315	6,806,284
Medidata Solutions Inc *	270,825	6,464,593
Onyx Pharmaceuticals Inc *	64,700	2,283,910
Optimer Pharmaceuticals Inc *	417,060	4,958,843
PAREXEL International Corp *	227,445	5,358,604
Salix Pharmaceuticals Ltd *	61,800	2,461,494
Sirona Dental Systems Inc *	81,325	4,318,357
Thoratec Corp *	103,883	3,409,440
ViroPharma Inc *	130,200	2,408,700
Volcano Corp *	92,500	2,986,825

		117,803,885

Industrials - 17.7%

AAR Corp	273,500	7,409,115
Actuant Corp ‘A’	298,005	7,995,474
Aecom Technology Corp *	179,055	4,895,364
Barnes Group Inc	336,800	8,356,008
CLARCOR Inc	103,450	4,891,116
Clean Harbors Inc *	78,400	8,094,800
CoStar Group Inc *	67,600	4,007,328
Esterline Technologies Corp *	107,550	8,216,820
Genesee & Wyoming Inc ‘A’ *	124,480	7,299,507
GrafTech International Ltd *	341,855	6,929,401
Hub Group Inc ‘A’ *	93,400	3,517,444
RBC Bearings Inc *	203,745	7,693,411
Tetra Tech Inc *	221,215	4,977,337
The Geo Group Inc *	262,617	6,048,069
Towers Watson & Co ‘A’	54,639	3,590,329
United Rentals Inc *	176,000	4,470,400
US Airways Group Inc *	383,200	3,414,312
Waste Connections Inc	253,057	8,029,499
Woodward Inc	199,810	6,965,377

		116,801,111

Information Technology - 23.7%

ADTRAN Inc	66,400	2,570,344
Aeroflex Holding Corp *	195,500	3,548,325
Ancestry.com Inc *	154,400	6,390,616
Applied Micro Circuits Corp *	390,100	3,456,286
Aruba Networks Inc *	164,480	4,860,384
BroadSoft Inc *	113,000	4,308,690
Cadence Design Systems Inc *	709,665	7,494,062
Ciena Corp *	188,700	3,468,306
comScore Inc *	198,900	5,151,510
Concur Technologies Inc *	100,430	5,028,530
Fabrinet * (Cayman)	126,100	3,061,708
Finisar Corp *	152,755	2,754,173
Fortinet Inc *	254,000	6,931,660
Jack Henry & Associates Inc	196,200	5,887,962
LogMeIn Inc *	158,475	6,112,381
Mellanox Technologies Ltd * (Israel)	183,555	5,471,775
Monolithic Power Systems Inc *	22,139	341,383
Netlogic Microsystems Inc *	159,294	6,438,663
NICE Systems Ltd ADR * (Israel)	207,080	7,529,429
Novellus Systems Inc *	167,970	6,070,436
OpenTable Inc *	69,230	5,754,398
QLIK Technologies Inc *	246,300	8,388,978
RealPage Inc *	195,600	5,177,532
RF Micro Devices Inc *	821,500	5,027,580
Solera Holdings Inc	126,880	7,506,221
Taleo Corp ‘A’ *	188,027	6,962,640
The Ultimate Software Group Inc *	109,300	5,949,199
VistaPrint NV * (Netherlands)	140,670	6,731,059
Wright Express Corp *	148,250	7,719,377

		156,093,607

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Materials - 5.2%

AuRico Gold Inc (NYSE) * (Canada)	449,860	$4,943,961
Kraton Performance Polymers Inc *	163,900	6,419,963
Rockwood Holdings Inc *	108,670	6,008,364
Silgan Holdings Inc	174,510	7,149,675
Solutia Inc *	257,400	5,881,590
Stillwater Mining Co *	168,400	3,706,484

		34,110,037

Telecommunication Services - 1.0%

SBA Communications Corp ‘A’ *	181,645	6,937,023

Utilities - 1.2%

ITC Holdings Corp	107,605	7,722,811

Total Common Stocks
(Cost $491,449,389)		653,691,053

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $5,299,323; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $5,410,000)	$5,299,322	5,299,322

Total Short-Term Investment
(Cost $5,299,322)		5,299,322

TOTAL INVESTMENTS - 99.9%
(Cost $496,748,711)		658,990,375

OTHER ASSETS & LIABILITIES, NET - 0.1%		618,608

NET ASSETS - 100.0%		$659,608,983

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	23.7%
Consumer Discretionary	18.7%
Health Care	17.8%
Industrials	17.7%
Energy	7.1%
Materials	5.2%
Financials	4.3%
Consumer Staples	2.4%
Utilities	1.2%
Telecommunication Services	1.0%
Short-Term Investment	0.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$653,691,053	$653,691,053	$-	$-
	Short-Term Investment	5,299,322	-	5,299,322	-

	Total	$658,990,375	$653,691,053	$5,299,322	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

Other security		$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 97.6%

Consumer Discretionary - 13.0%

Crocs Inc *	33,199	854,874
Dana Holding Corp *	56,693	1,037,482
Sotheby’s	26,206	1,139,961
Tenneco Inc *	23,465	1,034,103
The Warnaco Group Inc *	17,067	891,751
Other securities		59,797,146

		64,755,317

Consumer Staples - 3.3%

Other securities		16,208,148

Energy - 6.9%

Berry Petroleum Co ‘A’	20,007	1,062,972
Bill Barrett Corp *	18,289	847,695
Complete Production Services Inc *	30,619	1,021,450
Dril-Quip Inc *	13,330	904,174
Energy XXI Ltd * (Bermuda)	29,244	971,486
Key Energy Services Inc *	48,435	871,830
Lufkin Industries Inc	11,813	1,016,509
Rosetta Resources Inc *	20,581	1,060,745
World Fuel Services Corp	27,447	986,171
Other securities		25,523,182

		34,266,214

Financials - 20.2%

American Campus Communities Inc REIT	26,384	937,160
BioMed Realty Trust Inc REIT	50,993	981,105
CBL & Associates Properties Inc REIT	57,464	1,041,822
Entertainment Properties Trust REIT	18,171	848,586
Highwoods Properties Inc REIT	28,069	929,926
Home Properties Inc REIT	15,100	919,288
Kilroy Realty Corp REIT	22,742	898,082
LaSalle Hotel Properties REIT	33,058	870,748
MFA Financial Inc REIT	137,301	1,103,900
Mid-America Apartment Communities Inc REIT	14,106	951,732
Signature Bank *	16,156	924,123
SVB Financial Group *	16,657	994,589
Other securities		89,077,701

		100,478,762

Health Care - 12.2%

HealthSouth Corp *	36,925	969,281
HealthSpring Inc *	26,278	1,211,679
Medicis Pharmaceutical Corp ‘A’	23,959	914,515
Onyx Pharmaceuticals Inc *	24,584	867,815
Owens & Minor Inc	24,536	846,247
Salix Pharmaceuticals Ltd *	22,675	903,145
WellCare Health Plans Inc *	16,510	848,779
Other securities		54,380,979

		60,942,440

Industrials - 15.1%

Acuity Brands Inc	16,799	937,048
Alaska Air Group Inc *	13,905	951,936
CLARCOR Inc	19,549	924,277
Clean Harbors Inc *	9,125	942,156
Esterline Technologies Corp *	11,796	901,214
Genesee & Wyoming Inc ‘A’ *	15,318	898,248
HEICO Corp	16,132	883,066
Other securities		68,622,123

		75,060,068

Information Technology - 18.0%

ADTRAN Inc	25,034	969,066
Aruba Networks Inc *	33,080	977,514
Concur Technologies Inc *	17,296	866,011
Jack Henry & Associates Inc	33,514	1,005,755
Netlogic Microsystems Inc *	26,461	1,069,554
Parametric Technology Corp *	46,132	1,057,807
QLIK Technologies Inc *	27,236	927,658
SuccessFactors Inc *	30,624	900,346
Other securities		81,891,282

		89,664,993

Materials - 4.8%

Stillwater Mining Co *	39,884	877,847
Other securities		23,093,194

		23,971,041

Telecommunication Services - 1.0%

Other securities		5,238,375

Utilities - 3.1%

Nicor Inc	17,368	950,724
Other securities		14,741,173

		15,691,897

Total Common Stocks
(Cost $459,623,792)		486,277,255

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $9,732,416; collateralized by Federal Home Loan Bank: 0.330% due 7/16/12 and value $9,930,000)	$9,732,413	9,732,413

Total Short-Term Investment
(Cost $9,732,413)		9,732,413

TOTAL INVESTMENTS - 99.6%
(Cost $469,356,205)		496,009,668

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,968,860

NET ASSETS - 100.0%		$497,978,528

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.2%
Information Technology	18.0%
Industrials	15.1%
Consumer Discretionary	13.0%
Health Care	12.2%
Energy	6.9%
Materials	4.8%
Consumer Staples	3.3%
Utilities	3.1%
Short-Term Investment	2.0%
Telecommunication Services	1.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2011.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2011, $574,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	153	$12,097,943	$530,677

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$486,277,255	$486,277,255	$-	$-
	Short-Term Investment	9,732,413	-	9,732,413	-
	Derivatives:
	Equity Contracts
	Futures	530,677	530,677	-	-

	Total	$496,540,345	$486,807,932	$9,732,413	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 9.1%

Aaron’s Inc	218,100	$6,163,506
Bob Evans Farms Inc	61,900	2,164,643
Cinemark Holdings Inc	270,700	5,606,197
Cooper Tire & Rubber Co	230,300	4,557,637
Dover Downs Gaming & Entertainment Inc	54,700	175,040
Group 1 Automotive Inc	143,500	5,909,330
Hillenbrand Inc	95,500	2,258,575
International Speedway Corp ‘A’	101,400	2,880,774
Meredith Corp	179,200	5,578,496
Sturm Ruger & Co Inc	80,500	1,766,975
The Buckle Inc	171,100	7,305,970
The Jones Group Inc	70,200	761,670
Wolverine World Wide Inc	158,900	6,634,075

		51,762,888

Consumer Staples - 6.7%

Cal-Maine Foods Inc	83,200	2,659,072
Casey’s General Stores Inc	142,300	6,261,200
Cia Cervecerias Unidas SA ADR (Chile)	39,100	2,298,689
Corn Products International Inc	146,100	8,076,408
Embotelladora Andina SA ‘B’ ADR (Chile)	65,100	1,878,135
Fresh Del Monte Produce Inc (Cayman)	48,300	1,288,161
Ruddick Corp	128,100	5,577,474
The Andersons Inc	72,200	3,050,450
Universal Corp	113,500	4,275,545
WD-40 Co	42,900	1,674,816
Weis Markets Inc	22,100	900,133

		37,940,083

Energy - 17.1%

Alliance Resource Partners LP	36,800	2,850,160
Berry Petroleum Co ‘A’	158,700	8,431,731
Buckeye Partners LP	76,200	4,919,472
Cimarex Energy Co	76,400	6,869,888
El Paso Pipeline Partners LP	87,100	3,026,725
Energen Corp	106,000	5,989,000
EXCO Resources Inc	336,000	5,930,400
Holly Corp	122,100	8,473,740
Knightsbridge Tankers Ltd (Bermuda)	32,500	715,975
Linn Energy LLC	207,300	8,099,211
Magellan Midstream Partners LP	108,100	6,456,813
Ship Finance International Ltd (Bermuda)	134,800	2,429,096
Southern Union Co	209,400	8,407,410
Sunoco Logistics Partners LP	34,100	2,937,715
TC Pipelines LP	31,800	1,519,086
Tidewater Inc	114,600	6,166,626
TransMontaigne Partners LP	31,400	1,096,174
W&T Offshore Inc	206,700	5,399,004
World Fuel Services Corp	207,100	7,441,103

		97,159,329

Financials - 14.7%

Advance America Cash Advance Centers Inc	229,300	1,579,877
American Equity Investment Life Holding Co	129,300	1,643,403
American Financial Group Inc	174,600	6,231,474
Bank of Hawaii Corp	123,600	5,749,872
Cash America International Inc	122,300	7,077,501
CommonWealth REIT	94,500	2,441,880
CreXus Investment Corp REIT	66,800	742,148
Cullen/Frost Bankers Inc	99,000	5,628,150
Delphi Financial Group Inc ‘A’	176,100	5,143,881
Equity One Inc REIT	138,900	2,589,096
Federated Investors Inc ‘B’	210,900	5,027,856
Franklin Street Properties Corp REIT	211,500	2,730,465
Healthcare Realty Trust Inc REIT	168,800	3,482,344
Infinity Property & Casualty Corp	35,600	1,945,896
Montpelier Re Holdings Ltd (Bermuda)	51,400	925,200
Omega Healthcare Investors Inc REIT	259,800	5,458,398
Prosperity Bancshares Inc	114,200	5,004,244
PS Business Parks Inc REIT	55,000	3,030,500
Raymond James Financial Inc	156,100	5,018,615
RLI Corp	52,100	3,226,032
Sovran Self Storage Inc REIT	70,600	2,894,600
Trustmark Corp	261,200	6,114,692

		83,686,124

Health Care - 7.3%

Invacare Corp	102,400	3,398,656
Owens & Minor Inc	171,100	5,901,239
PerkinElmer Inc	224,800	6,049,368
STERIS Corp	161,400	5,645,772
Teleflex Inc	105,600	6,447,936
The Cooper Cos Inc	106,500	8,439,060
The Ensign Group Inc	46,200	1,404,018
West Pharmaceutical Services Inc	101,400	4,437,264

		41,723,313

Industrials - 12.8%

Albany International Corp ‘A’	31,000	818,090
Alliant Techsystems Inc	89,300	6,369,769
AZZ Inc	4,500	206,100
Barnes Group Inc	161,600	4,009,296
Belden Inc	141,000	4,915,260
Crane Co	143,300	7,080,453
Cubic Corp	31,200	1,590,888
Curtiss-Wright Corp	132,600	4,292,262
Elbit Systems Ltd (Israel)	17,300	826,248
Ennis Inc	93,500	1,626,900
Great Lakes Dredge & Dock Co	165,400	922,932
Harsco Corp	136,300	4,443,380
KBR Inc	178,500	6,727,665
Kennametal Inc	145,700	6,149,997
SkyWest Inc	154,300	2,323,758
Standex International Corp	16,500	506,055
The Brink’s Co	156,800	4,677,344
Triumph Group Inc	69,200	6,890,936
UniFirst Corp	30,500	1,713,795
Valmont Industries Inc	67,300	6,487,047

		72,578,175

Information Technology - 2.8%

AVX Corp	108,800	1,658,112
Diebold Inc	164,900	5,113,549
Himax Technologies Inc ADR (Cayman)	175,000	385,000
Jabil Circuit Inc	308,800	6,237,760
Micrel Inc	213,300	2,256,714

		15,651,135

Materials - 15.6%

A. Schulman Inc	74,000	1,864,060
AMCOL International Corp	41,500	1,583,640
Bemis Co Inc	186,900	6,313,482
Cabot Corp	144,100	5,745,267
Compass Minerals International Inc	75,700	6,515,499
Gold Resource Corp	168,800	4,208,184
HudBay Minerals Inc (Canada)	411,300	6,141,034
IAMGOLD Corp (NYSE) (Canada)	357,700	6,710,452
Innophos Holdings Inc	72,000	3,513,600
International Flavors & Fragrances Inc	104,200	6,693,808
Methanex Corp (NASDAQ) (Canada)	151,400	4,750,932
Neenah Paper Inc	30,300	644,784
NewMarket Corp	20,900	3,567,839
Quaker Chemical Corp	31,900	1,372,019
Rock-Tenn Co ‘A’	97,300	6,454,882
Royal Gold Inc	139,800	8,188,086
Sensient Technologies Corp	156,200	5,790,334

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Sonoco Products Co	170,950	$6,075,563
Steel Dynamics Inc	86,300	1,402,375
Stepan Co	14,700	1,042,230

		88,578,070

Telecommunication Services - 0.4%

Cellcom Israel Ltd (Israel)	42,300	1,172,556
Partner Communications Co Ltd ADR (Israel)	64,200	957,864

		2,130,420

Utilities - 9.3%

AGL Resources Inc	123,200	5,015,472
AmeriGas Partners LP	26,300	1,184,289
Atmos Energy Corp	158,800	5,280,100
Avista Corp	125,300	3,218,957
Cleco Corp	162,800	5,673,580
Great Plains Energy Inc	141,600	2,935,368
OGE Energy Corp	120,100	6,043,432
Southwest Gas Corp	93,000	3,590,730
Suburban Propane Partners LP	55,800	2,917,224
UGI Corp	180,600	5,759,334
Vectren Corp	172,300	4,800,278
Westar Energy Inc	196,100	5,277,051
WGL Holdings Inc	31,300	1,204,737

		52,900,552

Total Common Stocks
(Cost $398,220,201)		544,110,089

CLOSED-END MUTUAL FUND - 1.3%

Central Fund of Canada Ltd ‘A’ (Canada)	359,700	7,327,089

Total Closed-End Mutual Fund
(Cost $4,351,922)		7,327,089

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $9,708,266; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $9,905,000)	$9,708,263	9,708,263

Total Short-Term Investment
(Cost $9,708,263)		9,708,263

TOTAL INVESTMENTS - 98.8%
(Cost $412,280,386)		561,145,441

OTHER ASSETS & LIABILITIES, NET - 1.2%		6,899,148

NET ASSETS - 100.0%		$568,044,589

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Energy	17.1%
Materials	15.6%
Financials	14.7%
Industrials	12.8%
Utilities	9.3%
Consumer Discretionary	9.1%
Health Care	7.3%
Consumer Staples	6.7%
Information Technology	2.8%
Short-Term Investment	1.7%
Closed-End Mutual Fund	1.3%
Telecommunication Services	0.4%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$544,110,089	$544,110,089	$-	$-
	Closed-End Mutual Fund	7,327,089	7,327,089	-	-
	Short-Term Investment	9,708,263	-	9,708,263	-

	Total	$561,145,441	$551,437,178	$9,708,263	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
WARRANTS - 0.3%

Health Care - 0.3%

Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ + Δ	115,150	$89
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ + Δ	12,024	175,226
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ + Δ	44,635	-
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ + Δ	33,925	2,891
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ + Δ	27,500	3,124
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 * ◊ + Δ	57,500	113,615
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ◊ + Δ	12,820	26,948
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ◊ + Δ	135,383	124,285

		446,178

Total Warrants
(Cost $19,882)		446,178

COMMON STOCKS - 92.6%

Health Care - 92.6%

Achillion Pharmaceuticals Inc *	123,400	918,096
Aegerion Pharmaceuticals Inc *	46,300	729,225
Aetna Inc	42,449	1,871,576
Akorn Inc *	2,570	17,990
Alexion Pharmaceuticals Inc *	154,530	7,267,546
Allergan Inc	22,610	1,882,282
Amarin Corp PLC ADR * (United Kingdom)	355,669	5,146,530
AmerisourceBergen Corp	33,951	1,405,571
Anadys Pharmaceuticals Inc *	65,095	65,746
Antares Pharma Inc *	60,698	134,143
Ardea Biosciences Inc *	151,771	3,864,090
ARIAD Pharmaceuticals Inc *	302,427	3,426,498
AVEO Pharmaceuticals Inc *	12,849	264,818
BioMarin Pharmaceutical Inc *	199,518	5,428,885
Catalyst Health Solutions Inc *	15,475	863,815
Celgene Corp *	57,512	3,469,124
Celldex Therapeutics Inc *	231,682	822,471
CFR Pharmaceuticals SA ADR * ~ (Chile)	125,194	3,402,083
Chelsea Therapeutics International Ltd *	313,874	1,600,757
CIGNA Corp	38,860	1,998,570
Corcept Therapeutics Inc *	403,424	1,609,662
Cytori Therapeutics Inc *	54,688	261,956
DaVita Inc *	11,895	1,030,226
Dendreon Corp *	29,293	1,155,316
Derma Sciences Inc * ◊ + Δ	115,000	1,013,840
Elan Corp PLC ADR * (Ireland)	207,760	2,362,231
Express Scripts Inc *	34,531	1,863,983
GenMark Diagnostics Inc *	26,215	152,833
HeartWare International Inc *	5,900	437,072
Hikma Pharmaceuticals PLC (United Kingdom)	98,496	1,202,403
Illumina Inc *	24,000	1,803,600
Impax Laboratories Inc *	188,785	4,113,625
Incyte Corp Ltd *	205,694	3,895,844
Inhibitex Inc *	102,764	402,835
Intercell AG * (Austria)	45,461	187,461
Ironwood Pharmaceuticals Inc ‘A’ *	147,421	2,317,458
Keryx Biopharmaceuticals Inc *	163,014	771,056
Life Technologies Corp *	9,700	505,079
MAP Pharmaceuticals Inc *	165,608	2,644,760
Medivation Inc *	70,249	1,505,436
Mylan Inc *	110,547	2,727,194
Nabi Biopharmaceuticals *	222,438	1,196,716
Odontoprev SA (Brazil)	53,974	899,192
Onyx Pharmaceuticals Inc *	28,172	994,472
Pharmasset Inc *	26,856	3,013,243
QLT Inc * (Canada)	80,370	579,468
Rigel Pharmaceuticals Inc *	69,662	638,801
Sagent Pharmaceuticals Inc *	31,867	859,772
Salix Pharmaceuticals Ltd *	98,131	3,908,558
Sangamo Biosciences Inc *	29,434	173,366
Sanofi ADR (France)	67,008	2,691,711
SANUWAVE Health Inc * ◊ Δ	135,383	450,825
Sequenom Inc *	139,359	1,052,160
Shanghai Pharmaceuticals Holding Co Ltd ‘H’ * (China)	437,037	1,176,597
Shire PLC ADR (United Kingdom)	49,131	4,628,632
Sinopharm Group Co Ltd ‘H’ (China)	7,300	24,557
Targacept Inc *	96,895	2,041,578
The Medicines Co *	57,863	955,318
Tornier NV * (Netherlands)	34,050	917,648
Tranzyme Inc *	183,800	759,094
United Therapeutics Corp *	65,871	3,629,492
UnitedHealth Group Inc	25,553	1,318,024
Universal Health Services Inc ‘B’	20,448	1,053,685
Vertex Pharmaceuticals Inc *	68,747	3,574,157
Watson Pharmaceuticals Inc *	42,342	2,910,166
WuXi PharmaTech Inc ADR * (Cayman)	34,733	609,911

		116,600,829

Total Common Stocks
(Cost $79,091,776)		116,600,829

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.0%

Repurchase Agreement - 7.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $8,762,800; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $8,940,000)	$8,762,798	8,762,798

Total Short-Term Investment
(Cost $8,762,798)		8,762,798

TOTAL INVESTMENTS - 99.9%
(Cost $87,874,456)		125,809,805

OTHER ASSETS & LIABILITIES, NET - 0.1%		136,302

NET ASSETS - 100.0%		$125,946,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	46.6%
Pharmaceuticals	29.8%
Managed Health Care	4.8%
Life Sciences Tools & Services	3.1%
Health Care Services	3.0%
Health Care Distributors	2.1%
Health Care Equipment	1.7%
Health Care Supplies	1.0%
Other (each less than 1.0%)	0.8%

92.9%
Short-Term Investment	7.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $1,460,018 or 1.2% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of June 30, 2011, 1.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) Acq. 06/04/09	$-	$89	0.0%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	1,503	175,226	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,579	-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) Acq. 02/23/07	4,750	2,891	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	3,124	0.0%
Derma Sciences Inc Warrants (Exp. 06/23/16) Acq. 06/17/11	8,050	113,615	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	26,948	0.0%
SANUWAVE Health Inc Warrants (Exp. 04/08/16) Acq. 04/08/11	-	124,285	0.1%
Derma Sciences Inc Acq. 06/17/11	940,700	1,013,840	0.8%
SANUWAVE Health Inc Acq. 04/08/11	439,995	450,825	0.4%

	$1,400,577	$1,910,843	1.5%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants
	Health Care	$446,178	$-	$332,563	$113,615
	Common Stocks
	Health Care	116,600,829	110,770,485	4,816,504	1,013,840
	Short-Term Investment	8,762,798	-	8,762,798	-

	Total	$125,809,805	$110,770,485	$13,911,865	$1,127,455

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) for the period ended June 30, 2011:

		Common
	Warrants	Stocks	Total
Value, Beginning of Period	$-	$-	$-
Purchases	8,050	940,700	948,750
Sales	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation	105,565	73,140	178,705
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$113,615	$1,013,840	$1,127,455

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$105,565	$73,140	$178,705

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 5.3%

Hyatt Hotels Corp ‘A’ *	50,060	$2,043,449
Starwood Hotels & Resorts Worldwide Inc	573,282	32,126,724

		34,170,173

Financials - 91.3%

Acadia Realty Trust REIT	311,223	6,327,164
American Campus Communities Inc REIT	37,540	1,333,421
Apartment Investment & Management Co ‘A’ REIT	258,690	6,604,356
Ashford Hospitality Trust Inc REIT	300,580	3,742,221
AvalonBay Communities Inc REIT	190,600	24,473,040
BioMed Realty Trust Inc REIT	71,670	1,378,931
Boston Properties Inc REIT	309,195	32,824,141
BRE Properties Inc REIT	2,930	146,148
Brookfield Office Properties Inc (NYSE) (Canada)	642,841	12,393,974
Camden Property Trust REIT	183,656	11,684,195
CommonWealth REIT	69,038	1,783,942
Coresite Realty Corp REIT	122,000	2,000,800
Cousins Properties Inc REIT	613,565	5,239,845
CreXus Investment Corp REIT	123,550	1,372,641
DCT Industrial Trust Inc REIT	871,860	4,559,828
Digital Realty Trust Inc REIT	55,770	3,445,471
Douglas Emmett Inc REIT	153,840	3,059,878
Equity Lifestyle Properties Inc REIT	204,627	12,776,910
Equity One Inc REIT	2,160	40,262
Equity Residential REIT	975,982	58,558,920
Federal Realty Investment Trust REIT	102,316	8,715,277
Forest City Enterprises Inc ‘A’ *	834,873	15,587,079
General Growth Properties Inc REIT	1,549,499	25,861,138
HCP Inc REIT	779,698	28,607,120
Health Care REIT Inc	128,780	6,751,935
Healthcare Realty Trust Inc REIT	735,710	15,177,697
Host Hotels & Resorts Inc REIT	2,567,051	43,511,514
Hudson Pacific Properties Inc REIT	249,550	3,875,511
Kite Realty Group Trust REIT	134,290	668,764
LTC Properties Inc REIT	52,240	1,453,317
Mack-Cali Realty Corp REIT	382,284	12,592,435
Nationwide Health Properties Inc REIT	15,595	645,789
Parkway Properties Inc REIT	2,390	40,773
Plum Creek Timber Co Inc REIT	27,643	1,120,647
Post Properties Inc REIT	98,491	4,014,493
ProLogis Inc REIT	327,075	11,722,368
PS Business Parks Inc REIT	73,477	4,048,583
Public Storage REIT	231,437	26,386,132
Regency Centers Corp REIT	675,269	29,691,578
Retail Opportunity Investments Corp REIT	470,051	5,057,749
RLJ Lodging Trust REIT	120,210	2,088,048
Senior Housing Properties Trust REIT	624,677	14,623,689
Simon Property Group Inc REIT	724,287	84,183,878
Sovran Self Storage Inc REIT	83,457	3,421,737
STAG Industrial Inc REIT	99,040	1,213,240
Starwood Property Trust Inc REIT	309,400	6,345,794
Vornado Realty Trust REIT	382,454	35,637,064
Winthrop Realty Trust REIT	208,360	2,487,818

		589,277,255

Health Care - 1.5%

Assisted Living Concepts Inc ‘A’	444,138	7,452,635
Capital Senior Living Corp *	219,920	2,043,057

		9,495,692

Total Common Stocks
(Cost $450,256,083)		632,943,120

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $9,415,822; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $9,605,000)	$9,415,819	9,415,819

Total Short-Term Investment
(Cost $9,415,819)		9,415,819

TOTAL INVESTMENTS - 99.6%
(Cost $459,671,902)		642,358,939

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,606,114

NET ASSETS - 100.0%		$644,965,053

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	24.1%
Specialized	22.9%
Residential	18.5%
Office	9.5%
Diversified	8.1%
Hotels, Resorts & Cruise Lines	5.3%
Real Estate Operating Companies	4.3%
Industrial	2.7%
Health Care Facilities	1.5%
Mortgage	1.2%

98.1%
Short-Term Investment	1.5%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$632,943,120	$632,943,120	$-	$-
	Short-Term Investment	9,415,819	-	9,415,819	-

	Total	$642,358,939	$632,943,120	$9,415,819	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 1.8%

Amazon.com Inc *	2,200	$449,878
The Walt Disney Co	15,700	612,928
Virgin Media Inc	20,200	604,586

		1,667,392

Health Care - 1.8%

Hospira Inc *	11,200	634,592
Olympus Corp (Japan)	17,100	576,989
Sirona Dental Systems Inc *	8,900	472,590

		1,684,171

Industrials - 0.6%

Nidec Corp (Japan)	5,400	504,146

Information Technology - 95.1%

Advanced Micro Devices Inc *	375,469	2,624,528
Altera Corp	6,100	282,735
Amdocs Ltd * (United Kingdom)	136,830	4,158,264
Amkor Technology Inc *	95,256	587,730
Analog Devices Inc	6,600	258,324
Apple Inc *	11,700	3,927,339
ASML Holding NV ‘NY’ (Netherlands)	115,900	4,283,664
Aspen Technology Inc *	11,196	192,347
Avnet Inc *	52,700	1,680,076
BMC Software Inc *	75,649	4,138,000
Broadcom Corp ‘A’ *	18,400	618,976
CA Inc	14,800	338,032
Check Point Software Technologies Ltd * (Israel)	42,879	2,437,671
Elster Group SE ADR * (Germany)	4,083	66,880
EMC Corp *	44,100	1,214,955
Hewlett-Packard Co	99,800	3,632,720
Intel Corp	191,194	4,236,859
Jabil Circuit Inc	38,500	777,700
JDA Software Group Inc *	58,400	1,803,976
KLA-Tencor Corp	103,900	4,205,872
Lam Research Corp *	22,500	996,300
Marvell Technology Group Ltd * (Bermuda)	42,428	626,449
Maxim Integrated Products Inc	1,300	33,228
Microsemi Corp *	41,200	844,600
Microsoft Corp	147,900	3,845,400
NetApp Inc *	85,600	4,517,968
Novellus Systems Inc *	66,900	2,417,766
Nuance Communications Inc *	164,300	3,527,521
Oracle Corp	103,800	3,416,058
Parametric Technology Corp *	126,000	2,889,180
QUALCOMM Inc	74,529	4,232,502
Quest Software Inc *	3,900	88,647
Spansion Inc ‘A’ *	32,525	626,757
Symantec Corp *	271,100	5,346,092
Synopsys Inc *	259,482	6,671,282
Toshiba Corp (Japan)	95,000	500,873
VeriFone Systems Inc *	12,500	554,375
Visa Inc ‘A’	15,000	1,263,900
VMware Inc ‘A’ *	4,200	420,966
WebMD Health Corp *	10,100	460,358
Xerox Corp	222,300	2,314,143
Yandex NV ‘A’ * (Netherlands)	13,953	495,471

		87,556,484

Total Common Stocks
(Cost $81,115,285)		91,412,193

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $480,419; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $495,000)	$480,418	480,418

Total Short-Term Investment
(Cost $480,418)		480,418

TOTAL INVESTMENTS - 99.8%
(Cost $81,595,703)		91,892,611

OTHER ASSETS & LIABILITIES, NET - 0.2%		198,389

NET ASSETS - 100.0%		$92,091,000

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Systems Software	21.7%
Application Software	16.5%
Semiconductor Equipment	13.6%
Semiconductors	11.0%
Computer Hardware	8.8%
Computer Storage & Peripherals	6.2%
Communications Equipment	4.6%
IT Consulting & Other Services	4.5%
Office Electronics	2.5%
Data Processing & Outsourced Services	2.0%
Technology Distributors	1.8%
Health Care Equipment	1.1%
Internet Software & Services	1.0%
Other (each less than 1.0%)	4.0%

99.3%
Short-Term Investment	0.5%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$1,667,392	$1,667,392	$-	$-
	Health Care	1,684,171	1,107,182	576,989	-
	Industrials	504,146	-	504,146	-
	Information Technology	87,556,484	87,055,611	500,873	-

		91,412,193	89,830,185	1,582,008	-
	Short-Term Investment	480,418	-	480,418	-

	Total	$91,892,611	$89,830,185	$2,062,426	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.7%

Brazil - 7.0%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	561,790	$26,376,040
Cia de Bebidas das Americas ADR	508,850	17,163,511
Lojas Americanas SA	1,592,332	15,457,554
Petroleo Brasileiro SA ADR	1,251,700	38,402,156
Vale SA ADR	814,370	23,584,155

		120,983,416

Colombia - 0.7%

Banco Davivienda SA	157,246	1,946,686
BanColombia SA ADR	165,400	11,037,142

		12,983,828

Total Preferred Stocks
(Cost $98,240,485)		133,967,244

COMMON STOCKS - 88.7%

Bermuda - 0.7%

Credicorp Ltd	91,273	7,858,605
Dairy Farm International Holdings Ltd	557,400	4,570,680

		12,429,285

Brazil - 7.2%

Anhanguera Educacional Participacoes SA	400,400	8,522,915
B2W Cia Global do Varejo	1,110,458	13,554,753
BM&FBOVESPA SA	5,022,343	33,243,074
Diagnosticos da America SA	788,340	10,607,849
Embraer SA ADR	644,583	19,840,265
Estacio Participacoes SA	753,200	9,652,388
Kroton Educacional SA *	320,500	4,158,604
Multiplan Empreendimentos Imobiliarios SA	349,600	7,638,714
Natura Cosmeticos SA	647,150	16,172,012
Totvs SA	90,900	1,677,455

		125,068,029

Cayman - 5.2%

Ambow Education Holding Ltd ADR *	236,300	1,221,671
Baidu Inc ADR *	40,120	5,622,016
Ctrip.com International Ltd ADR *	194,310	8,370,875
Eurasia Drilling Co Ltd GDR (LI) ~	189,190	5,581,105
Eurasia Drilling Co Ltd GDR (OTC) ~ Δ	12,200	359,900
Li Ning Co Ltd	4,957,000	8,562,777
NetEase.com Inc ADR *	158,320	7,138,649
New Oriental Education & Technology Group ADR *	45,560	5,089,963
Tencent Holdings Ltd	772,600	21,106,052
Tingyi Holding Corp	6,416,000	19,904,690
Want Want China Holdings Ltd	7,425,000	7,209,343

		90,167,041

Chile - 0.8%

Banco Santander Chile SA	68,445,401	6,187,693
Cencosud SA	1,154,254	8,310,826

		14,498,519

China - 1.2%

China Shenhua Energy Co Ltd ‘H’	4,119,500	19,793,543
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	3,341,859	1,800,002

		21,593,545

Colombia - 0.4%

Almacenes Exito SA	138,659	1,920,376
Almacenes Exito SA GDR ~	299,022	4,385,487

		6,305,863

Denmark - 2.2%

Carlsberg AS ‘B’	342,887	37,334,522

Egypt - 0.9%

Commercial International Bank SAE	1,443,575	7,251,131
Eastern Co SAE	138,798	2,448,512
Egyptian Financial Group-Hermes Holding	1,451,530	4,890,147
Medinet Nasr Housing *	82,811	285,984

		14,875,774

France - 1.0%

Casino Guichard Perrachon SA	44,530	4,196,958
CFAO SA	291,206	12,644,212

		16,841,170

Hong Kong - 5.2%

AIA Group Ltd *	4,550,000	15,868,058
China Resources Enterprise Ltd	1,826,000	7,481,936
CNOOC Ltd	12,843,000	30,316,790
Hang Lung Group Ltd	1,347,000	8,553,030
Hang Lung Properties Ltd	2,478,000	10,220,601
Hong Kong Exchanges & Clearing Ltd	830,000	17,487,901

		89,928,316

India - 15.1%

Asian Paints Ltd	92,921	6,581,668
Cipla Ltd	902,828	6,649,840
Colgate-Palmolive India Ltd	541,686	11,970,955
Dabur India Ltd	2,188,919	5,603,079
HDFC Bank Ltd ADR	102,312	18,046,814
Hindustan Unilever Ltd	3,517,688	26,851,230
Housing Development Finance Corp Ltd	2,138,014	33,708,452
IBN18 Broadcast Ltd *	897,551	1,553,256
ICICI Bank Ltd ADR	346,580	17,086,394
Infosys Ltd	1,123,784	73,131,153
Marico Ltd	2,270,907	7,935,771
Network 18 Media & Investments Ltd *	86,151	257,282
Sun Pharmaceutical Industries Ltd	1,195,202	13,397,906
Tata Consultancy Services Ltd	814,756	21,569,590
Zee Entertainment Enterprises Ltd	5,588,398	16,904,210
Zee Learn Ltd *	577,028	259,217

		261,506,817

Indonesia - 2.0%

P.T. Astra International Tbk	1,951,770	14,508,412
P.T. Bank Central Asia Tbk	5,541,900	4,956,147
P.T. Kalbe Farma Tbk	2,147,000	847,196
P.T. Telekomunikasi Indonesia Tbk	7,698,853	6,629,540
P.T. Unilever Indonesia Tbk	4,451,000	7,745,752

		34,687,047

Kenya - 0.1%

East African Breweries Ltd	688,554	1,503,141

Luxembourg - 1.3%

Tenaris SA ADR	483,810	22,124,631

Mexico - 11.2%

America Movil SAB de CV ‘L’ ADR	1,303,160	70,214,261
Fomento Economico Mexicano SAB de CV	4,070,973	27,067,963

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	578,770	$38,482,417
Grupo Financiero Inbursa SAB de CV ‘O’	1,888,273	9,674,809
Grupo Modelo SAB de CV ‘C’	1,420,601	8,590,217
Grupo Televisa SAB ADR	721,330	17,744,718
Wal-Mart de Mexico SAB de CV ‘V’	7,731,563	22,946,732

		194,721,117

Netherlands - 0.2%

Yandex NV ‘A’ *	74,570	2,647,981

Nigeria - 0.3%

Nigerian Breweries PLC	10,247,631	5,819,310

Norway - 0.1%

DNO International ASA *	1,979,990	2,262,346

Philippines - 2.9%

Jollibee Foods Corp	3,492,938	7,148,196
Philippine Long Distance Telephone Co	177,540	9,562,232
SM Investments Corp	732,070	9,043,947
SM Prime Holdings Inc	91,183,320	24,863,700

		50,618,075

Russia - 4.1%

Magnit OJSC	256,596	34,617,771
NovaTek OAO GDR (LI) ~	188,200	26,026,677
NovaTek OAO GDR (OTC) ~ Δ	80,966	11,197,008

		71,841,456

South Africa - 6.2%

Anglo American Platinum Ltd	247,669	23,046,642
Impala Platinum Holdings Ltd	1,319,999	35,619,272
JSE Ltd	89,698	842,353
MTN Group Ltd	1,400,882	29,844,183
Standard Bank Group Ltd	1,213,912	17,951,617

		107,304,067

South Korea - 5.2%

E-Mart Co Ltd *	102,791	23,539,924
MegaStudy Co Ltd	36,072	4,852,482
NHN Corp *	291,991	51,766,160
Shinsegae Co Ltd Δ	34,266	10,896,180

		91,054,746

Taiwan - 5.2%

Epistar Corp	6,086,500	18,128,053
HTC Corp	913,437	30,884,426
MediaTek Inc	821,409	8,946,958
Synnex Technology International Corp	4,493,838	10,925,724
Taiwan Semiconductor Manufacturing Co Ltd	8,594,376	21,660,060

		90,545,221

Thailand - 0.6%

CP All PCL	674,100	973,127
Siam Commercial Bank PCL	2,675,700	9,703,052

		10,676,179

Turkey - 2.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	391,104	5,289,423
BIM Birlesik Magazalar AS	318,008	10,335,750
Enka Insaat ve Sanayi AS	5,391,741	16,494,286
Haci Omer Sabanci Holding AS	4,308,827	18,109,195

		50,228,654

United Arab Emirates - 0.9%

DP World Ltd	1,298,352	16,030,668

United Kingdom - 5.6%

Anglo American PLC	480,950	23,852,205
Cairn Energy PLC *	2,601,670	17,350,344
SABMiller PLC	817,350	29,833,683
Tullow Oil PLC	1,268,196	25,254,992

		96,291,224

Total Common Stocks
(Cost $1,103,977,063)		1,538,904,744

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * Δ	461,370	2,443,000

Total Equity-Linked Structured Securities
(Cost $2,150,304)		2,443,000

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $46,633,549; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $47,570,000)	$46,633,536	46,633,536

Total Short-Term Investment
(Cost $46,633,536)		46,633,536

TOTAL INVESTMENTS - 99.2%
(Cost $1,251,001,388)		1,721,948,524

OTHER ASSETS & LIABILITIES, NET - 0.8%		13,469,265

NET ASSETS - 100.0%		$1,735,417,789

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	24.6%
Financials	16.7%
Information Technology	15.9%
Energy	11.4%
Consumer Discretionary	9.3%
Telecommunication Services	6.7%
Materials	6.5%
Industrials	3.6%
Short-Term Investment	2.7%
Health Care	1.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

India	15.1%
Brazil	14.2%
Mexico	11.2%
South Africa	6.2%
United Kingdom	5.6%
South Korea	5.2%
Taiwan	5.2%
Cayman	5.2%
Hong Kong	5.2%
Russia	4.1%
Philippines	2.9%
Turkey	2.9%
United States	2.7%
Denmark	2.2%
Indonesia	2.0%
Luxembourg	1.3%
China	1.2%
Colombia	1.1%
France	1.0%
Others (each less than 1.0%)	4.7%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2011, 1.4% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$133,967,244	$133,967,244	$-	$-
	Common Stocks
	Bermuda	12,429,285	12,429,285	-	-
	Brazil	125,068,029	125,068,029	-	-
	Cayman	90,167,041	33,024,279	57,142,762	-
	Chile	14,498,519	14,498,519	-	-
	China	21,593,545	-	21,593,545	-
	Colombia	6,305,863	1,920,376	4,385,487	-
	Denmark	37,334,522	-	37,334,522	-
	Egypt	14,875,774	7,251,131	7,624,643	-
	France	16,841,170	-	16,841,170	-
	Hong Kong	89,928,316	-	89,928,316	-
	India	261,506,817	47,361,445	214,145,372	-
	Indonesia	34,687,047	-	34,687,047	-
	Kenya	1,503,141	1,503,141	-	-
	Luxembourg	22,124,631	22,124,631	-	-
	Mexico	194,721,117	194,721,117	-	-
	Netherlands	2,647,981	2,647,981	-	-
	Nigeria	5,819,310	5,819,310	-	-
	Norway	2,262,346	-	2,262,346	-
	Philippines	50,618,075	-	50,618,075	-
	Russia	71,841,456	-	71,841,456	-
	South Africa	107,304,067	842,353	106,461,714	-
	South Korea	91,054,746	34,436,104	56,618,642	-
	Taiwan	90,545,221	-	90,545,221	-
	Thailand	10,676,179	-	10,676,179	-
	Turkey	50,228,654	15,625,173	34,603,481	-
	United Arab Emirates	16,030,668	-	16,030,668	-
	United Kingdom	96,291,224	-	96,291,224	-

		1,538,904,744	519,272,874	1,019,631,870	-
	Equity-Linked Structured Securities	2,443,000	-	2,443,000	-
	Short-Term Investment	46,633,536	-	46,633,536	-

	Total	$1,721,948,524	$653,240,118	$1,068,708,406	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 2.3%

QBE Insurance Group Ltd	1,175,830	$21,823,447
Westpac Banking Corp	1,626,410	39,020,455

		60,843,902

Austria - 0.6%

Erste Group Bank AG	303,353	15,887,539

Bermuda - 1.4%

Esprit Holdings Ltd	4,364,700	13,637,511
Li & Fung Ltd	11,210,400	22,406,100

		36,043,611

Brazil - 0.5%

BM&FBOVESPA SA	2,163,300	14,318,963

Canada - 2.6%

Canadian National Railway Co (NYSE)	858,924	68,628,028

Czech Republic - 0.7%

Komercni Banka AS	70,434	17,162,702

France - 12.0%

Air Liquide SA	376,839	53,986,757
Danone SA	615,935	45,981,457
Dassault Systemes SA	22,164	1,884,837
Legrand SA	828,907	34,890,744
LVMH Moet Hennessy Louis Vuitton SA	387,928	69,709,515
Pernod-Ricard SA	404,133	39,858,025
Schneider Electric SA	425,749	71,088,037

		317,399,372

Germany - 11.2%

Bayer AG	579,358	46,532,032
Beiersdorf AG	673,227	43,740,602
Deutsche Boerse AG	409,649	31,104,436
Linde AG	613,275	107,596,857
MAN SE	82,100	10,935,709
Merck KGaA	277,064	30,124,918
SAP AG	445,778	27,026,748

		297,061,302

Hong Kong - 2.1%

AIA Group Ltd *	5,466,600	19,064,687
China Unicom Ltd	10,570,000	21,484,634
CNOOC Ltd	6,578,000	15,527,824

		56,077,145

India - 2.7%

ICICI Bank Ltd ADR	865,691	42,678,566
Infosys Ltd ADR	450,661	29,396,617

		72,075,183

Japan - 12.0%

Canon Inc	898,300	42,728,800
Denso Corp	867,800	32,275,611
FANUC Corp	186,000	31,103,477
Honda Motor Co Ltd	747,600	28,802,725
HOYA Corp	1,561,100	34,560,443
INPEX Corp	6,697	49,512,123
Lawson Inc	649,400	34,068,159
Nomura Holdings Inc	2,998,200	14,795,187
Shin-Etsu Chemical Co Ltd	961,100	51,516,631

		319,363,156

Netherlands - 9.0%

Akzo Nobel NV	725,488	45,836,866
Heineken NV	1,384,456	83,326,112
ING Groep NV CVA *	4,792,762	59,063,621
Randstad Holding NV	755,617	34,938,105
Wolters Kluwer NV	684,498	15,175,720

		238,340,424

Singapore - 0.8%

Keppel Corp Ltd	924,200	8,361,838
Singapore Telecommunications Ltd	4,499,680	11,598,078
Singapore Telecommunications Ltd Board Lot 10	250,000	642,118

		20,602,034

South Africa - 0.9%

MTN Group Ltd	1,166,710	24,855,418

South Korea - 1.5%

Samsung Electronics Co Ltd	52,226	40,591,569

Spain - 2.2%

Amadeus IT Holding SA ‘A’ *	934,984	19,434,369
Banco Santander SA	2,408,565	27,747,002
Red Electrica Corp SA	176,772	10,663,780

		57,845,151

Sweden - 1.0%

Hennes & Mauritz AB ‘B’	486,840	16,786,790
Svenska Cellulosa AB ‘B’	736,346	10,382,141

		27,168,931

Switzerland - 11.9%

Cie Financiere Richemont SA ‘A’	358,139	23,469,937
Givaudan SA *	26,655	28,197,432
Julius Baer Group Ltd *	1,166,315	48,178,169
Nestle SA	1,387,326	86,331,204
Roche Holding AG (XVTX)	313,830	52,541,638
Sonova Holding AG *	145,441	13,579,683
Swiss Re Ltd *	328,281	18,433,715
UBS AG (XVTX) *	2,432,850	44,398,452

		315,130,230

Taiwan - 2.3%

Hon Hai Precision Industry Co Ltd	6,004,000	20,670,531
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,146,568	39,678,223

		60,348,754

United Kingdom - 20.2%

Barclays PLC	3,581,065	14,690,785
BG Group PLC	1,018,133	23,117,646
Burberry Group PLC	784,076	18,233,421
Compass Group PLC	3,610,440	34,812,394
Diageo PLC	2,874,158	58,802,209
Hays PLC	7,585,965	12,542,047
HSBC Holdings PLC (LI)	7,790,065	77,236,421
Reckitt Benckiser Group PLC	1,214,362	67,071,721
Rio Tinto PLC	425,260	30,706,214
Royal Dutch Shell PLC ‘A’ (LI)	1,181,910	42,056,581
Smiths Group PLC	1,418,279	27,357,446
Standard Chartered PLC	1,842,179	48,389,751

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Tesco PLC	6,446,625	$41,651,518
WPP PLC	3,101,673	38,857,311

		535,525,465

United States - 0.6%

Synthes Inc ~	88,094	15,497,000

Total Common Stocks
(Cost $2,208,653,830)		2,610,765,879

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.6%

Commercial Paper - 0.4%

HSBC USA Inc
0.061% due 07/01/11	$11,381,000	11,381,000

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $6,533,445; collateralized by Federal Farm Credit Bank: 0.450% due 07/01/11 and value $6,666,625)	6,533,443	6,533,443

Total Short-Term Investments
(Cost $17,914,443)		17,914,443

TOTAL INVESTMENTS - 99.1%
(Cost $2,226,568,273)		2,628,680,322

OTHER ASSETS & LIABILITIES, NET - 0.9%		24,086,151

NET ASSETS - 100.0%		$2,652,766,473

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.9%
Consumer Staples	18.9%
Materials	12.4%
Consumer Discretionary	11.8%
Industrials	11.3%
Information Technology	9.7%
Health Care	6.0%
Energy	4.9%
Telecommunication Services	2.2%
Short-Term Investments	0.6%
Utilities	0.4%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	20.2%
Japan	12.0%
France	12.0%
Switzerland	11.9%
Germany	11.2%
Netherlands	9.0%
India	2.7%
Canada	2.6%
Australia	2.3%
Taiwan	2.3%
Spain	2.2%
Hong Kong	2.1%
South Korea	1.5%
Bermuda	1.4%
United States	1.2%
Sweden	1.0%
Others (each less than 1.0%)	3.5%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$60,843,902	$-	$60,843,902	$-
	Austria	15,887,539	-	15,887,539	-
	Bermuda	36,043,611	-	36,043,611	-
	Brazil	14,318,963	14,318,963	-	-
	Canada	68,628,028	68,628,028	-	-
	Czech Republic	17,162,702	-	17,162,702	-
	France	317,399,372	-	317,399,372	-
	Germany	297,061,302	-	297,061,302	-
	Hong Kong	56,077,145	-	56,077,145	-
	India	72,075,183	72,075,183	-	-
	Japan	319,363,156	-	319,363,156	-
	Netherlands	238,340,424	-	238,340,424	-
	Singapore	20,602,034	-	20,602,034	-
	South Africa	24,855,418	-	24,855,418	-
	South Korea	40,591,569	-	40,591,569	-
	Spain	57,845,151	-	57,845,151	-
	Sweden	27,168,931	16,786,790	10,382,141	-
	Switzerland	315,130,230	32,013,398	283,116,832	-
	Taiwan	60,348,754	39,678,223	20,670,531	-
	United Kingdom	535,525,465	-	535,525,465	-
	United States	15,497,000	15,497,000	-	-

		2,610,765,879	258,997,585	2,351,768,294	-
	Short-Term Investments	17,914,443	-	17,914,443	-

	Total	$2,628,680,322	$258,997,585	$2,369,682,737	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Germany - 0.1%

Other security		$1,931,509

Total Preferred Stocks
(Cost $1,718,282)		1,931,509

COMMON STOCKS - 96.5%

Australia - 7.2%

Challenger Ltd	1,083,967	5,710,498
Iluka Resources Ltd	539,053	9,751,048
Other securities		83,788,508

		99,250,054

Austria - 0.9%

Andritz AG	66,055	6,810,837
Other securities		5,319,392

		12,130,229

Belgium - 0.7%

Other securities		9,172,131

Bermuda - 2.7%

Lancashire Holdings Ltd	705,342	7,397,606
Other securities		30,759,547

		38,157,153

Canada - 7.7%

Keyera Corp	140,467	6,363,216
Russel Metals Inc	230,800	5,882,175
Other securities		93,927,314

		106,172,705

Cayman - 0.8%

Other securities		10,738,307

Cyprus - 0.2%

Other security		3,101,118

Denmark - 1.0%

H Lundbeck AS	293,100	7,729,480
Other securities		6,810,437

		14,539,917

Finland - 1.5%

Cargotec OYJ ‘B’	138,224	7,093,880
Orion OYJ ‘B’	286,806	7,397,822
Other securities		6,067,300

		20,559,002

France - 8.0%

Arkema SA	71,000	7,302,480
Derichebourg SA *	753,975	5,861,859
Faurecia	182,376	7,821,217
Fonciere Des Regions REIT	56,300	5,963,730
SCOR SE	200,855	5,701,090
Societe BIC SA	73,355	7,086,355
Wendel	63,442	7,790,838
Zodiac Aerospace	72,931	6,349,955
Other securities		57,760,683

		111,638,207

Germany - 8.3%

Aareal Bank AG *	236,587	8,097,190
Bertrandt AG Δ	83,224	6,299,875
Infineon Technologies AG	754,370	8,476,361
Leoni AG	99,656	5,917,262
Software AG	125,298	7,512,323
Other securities		78,664,216

		114,967,227

Greece - 0.2%

Other security		2,543,537

Hong Kong - 0.9%

Other securities		11,909,681

Ireland - 0.7%

Other securities		10,046,945

Italy - 3.3%

Brembo SPA	418,737	5,969,471
Recordati SPA	694,860	7,636,895
Other securities		32,568,161

		46,174,527

Japan - 18.1%

Aeon Credit Service Co Ltd	427,800	5,859,521
Ship Healthcare Holdings Inc	321,100	5,931,351
Tosoh Corp	1,465,000	5,882,946
United Arrows Ltd	286,700	6,059,728
Other securities		226,774,603

		250,508,149

Luxembourg - 0.5%

Other securities		6,885,074

Netherlands - 2.3%

Aalberts Industries NV	309,957	7,253,211
ASM International NV	176,264	6,944,529
SBM Offshore NV	227,260	6,008,872
Other securities		12,024,450

		32,231,062

New Zealand - 0.3%

Other security		3,651,907

Norway - 1.0%

Other securities		14,522,082

Singapore - 1.1%

Other securities		15,710,416

South Korea - 5.1%

Mando Corp	31,755	6,603,147
Other securities		63,484,138

		70,087,285

Spain - 1.3%

Other securities		18,471,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Sweden - 3.1%

Castellum AB	557,512	$8,347,992
NCC AB ‘B’	253,116	5,758,440
Other securities		29,204,968

		43,311,400

Switzerland - 3.0%

Baloise-Holding AG	85,305	8,802,309
Other securities		33,388,174

		42,190,483

United Kingdom - 15.9%

Ashtead Group PLC	2,679,964	7,312,084
Beazley PLC	2,962,101	5,946,361
Bellway PLC	560,356	6,433,806
Burberry Group PLC	283,135	6,584,208
Ferrexpo PLC	850,392	6,418,903
GKN PLC	1,737,001	6,476,015
IG Group Holdings PLC	908,867	6,358,432
IMI PLC	537,972	9,094,671
Inmarsat PLC	800,659	7,144,702
London Stock Exchange Group PLC	340,633	5,803,350
Melrose PLC	1,114,623	6,475,446
Morgan Crucible Co PLC	1,373,464	6,796,896
Persimmon PLC	743,705	5,761,979
WH Smith PLC	819,314	6,444,997
Other securities		126,854,124

		219,905,974

United States - 0.7%

Virgin Media Inc	206,100	6,168,573
Other security		3,964,265

		10,132,838

Total Common Stocks
(Cost $1,116,201,648)		1,338,708,947

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $42,546,118; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $43,400,000)	$42,546,106	42,546,106

Total Short-Term Investment
(Cost $42,546,106)		42,546,106

TOTAL INVESTMENTS - 99.7%
(Cost $1,160,466,036)		1,383,186,562

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,527,772

NET ASSETS - 100.0%		$1,386,714,334

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.3%
Consumer Discretionary	19.5%
Financials	14.4%
Materials	12.7%
Information Technology	7.6%
Energy	6.3%
Health Care	5.2%
Consumer Staples	3.6%
Short-Term Investment	3.1%
Telecommunication Services	2.8%
Utilities	2.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	18.1%
United Kingdom	15.9%
Germany	8.4%
France	8.0%
Canada	7.7%
Australia	7.2%
South Korea	5.1%
United States	3.8%
Italy	3.3%
Sweden	3.1%
Switzerland	3.0%
Bermuda	2.7%
Netherlands	2.3%
Finland	1.5%
Spain	1.3%
Singapore	1.1%
Denmark	1.0%
Norway	1.0%
Others (each less than 1.0%)	5.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $2,039,633 or 0.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(e)	As of June 30, 2011, 1.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2011.

(g)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(h)	As of June 30, 2011, $3,500,875 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(i)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
AEX Index (7/11)	17	EUR 1,120,102	$50,825
ASX SPI 200 Index (9/11)	45	AUD 5,065,007	119,180
CAC 40 Index (7/11)	37	EUR 1,472,415	102,793
DAX Index (9/11)	5	893,736	43,797
FTSE 100 Index (9/11)	39	GBP 2,207,045	152,358
FTSE MIB Index (9/11)	13	EUR 1,250,328	92,110
Hang Seng China Index (7/11)	22	HKD 13,862,308	127
Russell 2000 Mini (09/11)	64	$5,086,464	196,096
S&P TSE 60 Index (9/11)	25	CAD 3,684,349	131,319
TOPIX Index (9/11)	117	JPY 974,909,520	236,078

Total Futures Contracts			$1,124,683

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,931,509	$-	$1,931,509	$-
	Common Stocks
	Australia	99,250,054	2,594,736	96,655,318	-
	Austria	12,130,229	4,287,957	7,842,272	-
	Belgium	9,172,131	-	9,172,131	-
	Bermuda	38,157,153	-	38,157,153	-
	Canada	106,172,705	106,172,705	-	-
	Cayman	10,738,307	3,164,824	7,573,483	-
	Cyprus	3,101,118	-	3,101,118	-
	Denmark	14,539,917	2,550,789	11,989,128	-
	Finland	20,559,002	-	20,559,002	-
	France	111,638,207	2,933,650	108,704,557	-
	Germany	114,967,227	9,930,322	105,036,905	-
	Greece	2,543,537	-	2,543,537	-
	Hong Kong	11,909,681	-	11,909,681	-
	Ireland	10,046,945	8,606,973	1,439,972	-
	Italy	46,174,527	4,158,866	42,015,661	-
	Japan	250,508,149	-	250,508,149	-
	Luxembourg	6,885,074	2,575,727	4,309,347	-
	Netherlands	32,231,062	-	32,231,062	-
	New Zealand	3,651,907	-	3,651,907	-
	Norway	14,522,082	6,051,672	8,470,410	-
	Singapore	15,710,416	-	15,710,416	-
	South Korea	70,087,285	-	70,087,285	-
	Spain	18,471,537	-	18,471,537	-
	Sweden	43,311,400	-	43,311,400	-
	Switzerland	42,190,483	6,725,850	35,464,633	-
	United Kingdom	219,905,974	21,988,542	197,917,432	-
	United States	10,132,838	10,132,838	-	-

		1,338,708,947	191,875,451	1,146,833,496	-
	Short-Term Investment	42,546,106	-	42,546,106	-
	Derivatives:
	Equity Contracts
	Futures	1,124,683	1,124,683	-	-

	Total	$1,384,311,245	$193,000,134	$1,191,311,111	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.1%

Germany - 2.1%

Volkswagen AG	182,089	$37,655,209

Total Preferred Stocks
(Cost $30,387,245)		37,655,209

COMMON STOCKS - 96.3%

Australia - 0.9%

QBE Insurance Group Ltd	880,169	16,335,968

Austria - 0.9%

Erste Group Bank AG	311,400	16,308,986

Belgium - 2.4%

KBC Groep NV	483,494	18,971,824
Solvay SA	147,268	22,737,524

		41,709,348

Canada - 1.0%

First Quantum Minerals Ltd	115,725	16,873,088

Cayman - 0.7%

China Resources Land Ltd	6,966,000	12,590,607

Finland - 1.4%

UPM-Kymmene OYJ	1,324,433	24,232,026

France - 11.5%

BNP Paribas	442,332	34,107,755
Bouygues SA	266,157	11,704,032
GDF Suez	691,254	25,263,657
PPR	100,500	17,899,562
Sanofi	634,694	51,055,163
Schneider Electric SA	179,973	30,050,399
Sodexo	232,456	18,209,140
Suez Environnement Co	687,615	13,702,873

		201,992,581

Germany - 12.7%

Allianz SE	216,184	30,146,162
BASF SE	401,277	39,333,692
Bayer AG	467,697	37,563,806
Commerzbank AG *	5,936,957	25,571,496
Daimler AG (XETR)	346,652	26,141,542
Deutsche Boerse AG	176,736	13,419,473
Deutsche Telekom AG	1,161,173	18,119,101
Hamburger Hafen und Logistik AG	187,655	8,153,985
Lanxess AG	135,003	11,074,103
Siemens AG	107,648	14,793,071

		224,316,431

Italy - 3.6%

Enel SPA	4,035,326	26,367,511
Snam Rete Gas SPA	4,388,003	25,972,611
UniCredit SPA	5,603,477	11,860,966

		64,201,088

Japan - 19.3%

Amada Co Ltd	1,510,000	11,610,587
Bridgestone Corp	678,300	15,628,388
East Japan Railway Co	275,200	15,760,920
FUJIFILM Holdings Corp	467,500	14,580,842
Fujitsu Ltd	3,042,000	17,387,751
Japan Tobacco Inc	5,585	21,558,497
JX Holdings Inc	3,445,700	23,175,920
KDDI Corp	4,645	33,420,481
Marubeni Corp	2,006,000	13,331,489
Mitsubishi Electric Corp	2,114,000	24,556,434
Mitsui & Co Ltd	1,189,200	20,561,415
Nippon Telegraph & Telephone Corp	405,000	19,533,887
Nissan Motor Co Ltd	2,101,700	22,087,211
Sumitomo Corp	1,981,200	26,952,750
Sumitomo Mitsui Financial Group Inc	1,078,600	33,258,294
Toyota Motor Corp	627,500	25,839,940

		339,244,806

Netherlands - 4.2%

ING Groep NV CVA *	3,109,781	38,323,397
Koninklijke KPN NV	1,158,346	16,848,144
Unilever NV CVA	548,661	18,007,397

		73,178,938

Norway - 1.0%

DnB NOR ASA	1,299,227	18,100,185

Singapore - 1.0%

Singapore Telecommunications Ltd Board Lot 10	6,858,000	17,614,597

South Africa - 0.7%

African Bank Investments Ltd	2,366,900	12,054,013

South Korea - 1.2%

Samsung Electronics Co Ltd	27,812	21,616,297

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	2,217,501	26,030,767
Repsol YPF SA	539,471	18,711,808

		44,742,575

Sweden - 2.1%

Nordea Bank AB	1,535,977	16,496,401
Telefonaktiebolaget LM Ericsson ‘B’	1,429,558	20,579,208

		37,075,609

Switzerland - 3.9%

Credit Suisse Group AG *	612,273	23,861,635
Holcim Ltd *	267,930	20,262,207
Novartis AG	400,395	24,539,054

		68,662,896

Taiwan - 0.8%

Hon Hai Precision Industry Co Ltd	3,875,000	13,340,824

United Kingdom - 24.5%

Barclays PLC	2,879,595	11,813,109
BP PLC	4,718,634	34,743,263
British American Tobacco PLC	598,976	26,266,051
BT Group PLC	4,643,254	15,055,304
Cairn Energy PLC *	2,193,451	14,627,962
Centrica PLC	4,267,506	22,158,913

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Experian PLC	927,730	$11,817,340
GlaxoSmithKline PLC	2,025,699	43,419,358
Glencore International PLC *	772,094	6,084,340
HSBC Holdings PLC (LI)	1,128,501	11,188,787
InterContinental Hotels Group PLC	777,934	15,924,930
International Power PLC	2,893,250	14,942,908
Lloyds Banking Group PLC *	15,689,146	12,329,060
Man Group PLC	2,721,138	10,350,554
Petropavlovsk PLC	413,149	4,841,262
Prudential PLC	2,360,834	27,260,094
Royal Dutch Shell PLC ‘A’ (LI)	2,060,899	73,334,150
Standard Chartered PLC	509,554	13,384,797
Tullow Oil PLC	401,134	7,988,226
Vodafone Group PLC	20,381,598	54,044,672

		431,575,080

Total Common Stocks
(Cost $1,678,191,022)		1,695,765,943

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $15,986,056; collateralized by Federal Home Loan Bank 0.330% due 07/16/12 and value $16,310,000)	$15,986,052	15,986,052

Total Short-Term Investment
(Cost $15,986,052)		15,986,052

TOTAL INVESTMENTS - 99.3%
(Cost $1,724,564,319)		1,749,407,204

OTHER ASSETS & LIABILITIES, NET - 0.7%		11,627,732

NET ASSETS - 100.0%		$1,761,034,936

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.6%
Industrials	10.7%
Consumer Discretionary	10.2%
Telecommunication Services	9.9%
Energy	9.8%
Health Care	8.9%
Materials	8.3%
Utilities	7.3%
Information Technology	5.0%
Consumer Staples	3.7%
Short-Term Investment	0.9%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	24.5%
Japan	19.3%
Germany	14.8%
France	11.5%
Netherlands	4.2%
Switzerland	3.9%
Italy	3.6%
Spain	2.5%
Belgium	2.4%
Sweden	2.1%
Finland	1.4%
South Korea	1.2%
Norway	1.0%
Singapore	1.0%
Canada	1.0%
Others (each less than 1.0%)	4.9%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	135,386,457	08/11	CSF	($97,409)
Sell	AUD	6,375,878	08/11	CIT	(48,548)
Sell	AUD	9,700,889	08/11	CSF	(95,581)
Buy	CAD	2,237,087	08/11	BRC	28,016
Buy	CAD	3,455,091	08/11	WBC	39,500
Sell	CAD	4,148,858	08/11	MER	45,194
Sell	CAD	12,666,382	08/11	RBC	139,560
Buy	CHF	12,320,777	08/11	CIT	706,723
Buy	CHF	63,346,511	08/11	CSF	3,211,113
Buy	CHF	7,926,214	08/11	WBC	492,641
Sell	CHF	10,296,087	08/11	CIT	35,212
Sell	CHF	5,604,692	08/11	HSB	24,589
Sell	CHF	10,535,603	08/11	MER	57,812
Buy	EUR	9,648,651	08/11	BRC	(293,568)
Buy	EUR	6,155,980	08/11	CIT	118,073
Buy	EUR	4,607,577	08/11	CIT	(88,558)
Buy	EUR	6,522,189	08/11	MER	(173,847)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	8,085,499	08/11	RBC	$204,038
Buy	EUR	2,026,855	08/11	RBS	(22,897)
Buy	EUR	5,620,086	08/11	SCG	217,431
Buy	EUR	4,324,544	08/11	WBC	165,760
Sell	EUR	4,749,390	08/11	CIT	(19,027)
Sell	EUR	5,638,292	08/11	CSF	3,310
Sell	EUR	7,183,651	08/11	CSF	(76,077)
Sell	EUR	3,067,560	08/11	HSB	(33,569)
Sell	EUR	7,723,967	08/11	MER	(236,486)
Sell	EUR	7,962,049	08/11	RBC	288,105
Sell	EUR	2,269,399	08/11	RBC	(28,799)
Sell	EUR	109,186,584	08/11	RBS	1,462,310
Sell	EUR	10,481,676	08/11	WBC	(386,064)
Buy	GBP	8,290,201	08/11	BRC	(300,960)
Buy	GBP	10,580,146	08/11	CSF	(348,181)
Buy	GBP	3,770,052	08/11	HSB	(105,232)
Buy	GBP	2,017,054	08/11	WBC	(77,474)
Sell	GBP	10,452,614	08/11	HSB	515,764
Sell	GBP	52,277,671	08/11	MER	2,556,079
Sell	GBP	2,628,299	08/11	RBC	43,245
Sell	GBP	2,638,195	08/11	WBC	56,470
Buy	HKD	207,593,832	08/11	HSB	(42,483)
Buy	HKD	70,362,460	08/11	MER	(4,313)
Buy	HKD	125,438,857	08/11	WBC	(9,776)
Sell	HKD	64,121,626	08/11	BRC	38,461
Sell	HKD	43,957,008	08/11	HSB	9,953
Sell	HKD	21,024,967	08/11	MER	5,699
Buy	JPY	1,068,908,551	08/11	BRC	(74,798)
Buy	JPY	420,711,567	08/11	HSB	(46,428)
Buy	JPY	903,246,655	08/11	WBC	229,785
Sell	JPY	759,697,909	08/11	CIT	(36,938)
Sell	JPY	761,489,749	08/11	HSB	(21,794)
Sell	JPY	684,562,159	08/11	RBS	(120,302)
Sell	NOK	14,062,131	08/11	SSB	30,149
Buy	SEK	51,743,789	08/11	CSF	(6,167)
Buy	SEK	294,231,703	08/11	SSB	(1,633,689)
Sell	SEK	85,890,346	08/11	CIT	81,322
Sell	SEK	43,726,870	08/11	CSF	(115,383)
Sell	SEK	54,495,658	08/11	HSB	(32,620)
Sell	SEK	39,035,846	08/11	WBC	(60,755)
Buy	SGD	22,870,000	08/11	HSB	64,606
Sell	SGD	8,673,582	08/11	BRC	(41,036)

Total Forward Foreign Currency Contracts					$6,192,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$37,655,209	$-	$37,655,209	$-
	Common Stocks
	Australia	16,335,968	-	16,335,968	-
	Austria	16,308,986	-	16,308,986	-
	Belgium	41,709,348	-	41,709,348	-
	Canada	16,873,088	16,873,088	-	-
	Cayman	12,590,607	-	12,590,607	-
	Finland	24,232,026	-	24,232,026	-
	France	201,992,581	-	201,992,581	-
	Germany	224,316,431	-	224,316,431	-
	Italy	64,201,088	-	64,201,088	-
	Japan	339,244,806	-	339,244,806	-
	Netherlands	73,178,938	16,848,144	56,330,794	-
	Norway	18,100,185	-	18,100,185	-
	Singapore	17,614,597	-	17,614,597	-
	South Africa	12,054,013	-	12,054,013	-
	South Korea	21,616,297	-	21,616,297	-
	Spain	44,742,575	-	44,742,575	-
	Sweden	37,075,609	-	37,075,609	-
	Switzerland	68,662,896	-	68,662,896	-
	Taiwan	13,340,824	-	13,340,824	-
	United Kingdom	431,575,080	6,084,340	425,490,740	-

		1,695,765,943	39,805,572	1,655,960,371	-
	Short-Term Investment	15,986,052	-	15,986,052	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,870,920	-	10,870,920	-

	Total Assets	1,760,278,124	39,805,572	1,720,472,552	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,678,759)	-	(4,678,759)	-

	Total Liabilities	(4,678,759)	-	(4,678,759)	-

	Total	$1,755,599,365	$39,805,572	$1,715,793,793	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	15,783,799	$270,060,805

TOTAL INVESTMENTS - 100.0%
(Cost $230,928,924)		270,060,805

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(118,301)

NET ASSETS - 100.0%		$269,942,504

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$270,060,805	$270,060,805	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”) (See Note 1 in Notes to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	5,095,390	$54,595,528
PD High Yield Bond Market Portfolio ‘P’	699,511	8,236,099
PD Large-Cap Growth Index Portfolio ‘P’	727,763	11,087,650
PD Large-Cap Value Index Portfolio ‘P’	887,949	13,083,833
PD Small-Cap Growth Index Portfolio ‘P’	175,253	2,920,437
PD Small-Cap Value Index Portfolio ‘P’	278,006	4,192,157
PD International Large-Cap Portfolio ‘P’	712,973	10,285,048
PD Emerging Markets Portfolio ‘P’	60,763	1,018,114

Total Affiliated Mutual Funds (Cost $101,939,592)		105,418,866

TOTAL INVESTMENTS - 100.0%
(Cost $101,939,592)		105,418,866

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(31,544)

NET ASSETS - 100.0%		$105,387,322

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	59.6%
Affiliated Equity Funds	40.4%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	7,174,319	$76,870,609
PD High Yield Bond Market Portfolio ‘P’	1,138,343	13,402,948
PD Large-Cap Growth Index Portfolio ‘P’	2,348,644	35,782,151
PD Large-Cap Value Index Portfolio ‘P’	2,877,347	42,397,380
PD Small-Cap Growth Index Portfolio ‘P’	408,002	6,799,000
PD Small-Cap Value Index Portfolio ‘P’	595,053	8,973,031
PD International Large-Cap Portfolio ‘P’	2,440,461	35,205,053
PD Emerging Markets Portfolio ‘P’	411,820	6,900,221

Total Affiliated Mutual Funds (Cost $208,750,426)		226,330,393

TOTAL INVESTMENTS - 100.0%
(Cost $208,750,426)		226,330,393

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(52,199)

NET ASSETS - 100.0%		$226,278,194

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	60.1%
Affiliated Fixed Income Funds	39.9%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 6 in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$105,418,866	$105,418,866	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$226,330,393	$226,330,393	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	2,892,141	$30,988,392
PD Large-Cap Growth Index Portfolio ‘P’	2,065,952	31,475,273
PD Large-Cap Value Index Portfolio ‘P’	2,538,296	37,401,501
PD Small-Cap Growth Index Portfolio ‘P’	593,467	9,889,621
PD Small-Cap Value Index Portfolio ‘P’	764,638	11,530,271
PD International Large-Cap Portfolio ‘P’	2,150,171	31,017,458
PD Emerging Markets Portfolio ‘P’	496,226	8,314,476

Total Affiliated Mutual Funds (Cost $145,268,721)		160,616,992

TOTAL INVESTMENTS - 100.0%
(Cost $145,268,721)		160,616,992

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(36,098)

NET ASSETS - 100.0%		$160,580,894

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.7%
Affiliated Fixed Income Fund	19.3%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	48,118,496	$489,931,070
Floating Rate Loan Portfolio ‘P’	32,749,691	245,987,712
High Yield Bond Portfolio ‘P’	28,553,771	185,967,453
Inflation Managed Portfolio ‘P’	24,720,693	306,608,530
Inflation Protected Portfolio ‘P’ *	21,237,215	213,477,417
Managed Bond Portfolio ‘P’ *	53,707,208	645,037,856
Short Duration Bond Portfolio ‘P’	35,557,783	337,488,769
Comstock Portfolio ‘P’ *	10,547,464	96,028,021
Equity Index Portfolio ‘P’ *	2,197,193	63,918,045
Large-Cap Growth Portfolio ‘P’ *	10,072,678	64,578,397
Large-Cap Value Portfolio ‘P’ *	10,390,670	127,814,749
Long/Short Large-Cap Portfolio ‘P’ *	6,560,602	63,918,009
Mid-Cap Equity Portfolio ‘P’ *	6,201,405	95,439,035
International Large-Cap Portfolio ‘P’ *	13,583,548	96,207,934
International Value Portfolio ‘P’ *	5,585,198	64,550,548

Total Affiliated Mutual Funds (Cost $3,072,562,205)		3,096,953,545

TOTAL INVESTMENTS - 100.0%
(Cost $3,072,562,205)		3,096,953,545

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(68,461)

NET ASSETS - 100.0%		$3,096,885,084

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	78.3%
Affiliated Equity Funds	21.7%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 6 in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$160,616,992	$160,616,992	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,096,953,545	$3,096,953,545	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	49,867,247	$507,736,446
Floating Rate Loan Portfolio ‘P’	33,941,046	254,936,151
High Yield Bond Portfolio ‘P’	32,890,843	214,214,310
Inflation Managed Portfolio ‘P’	27,321,011	338,860,041
Inflation Protected Portfolio ‘P’ *	20,955,064	210,641,226
Managed Bond Portfolio ‘P’ *	60,075,792	721,526,237
Short Duration Bond Portfolio ‘P’	35,731,830	339,140,694
American Funds Growth Portfolio ‘P’ *	4,858,567	43,270,651
Comstock Portfolio ‘P’ *	19,435,435	176,947,415
Dividend Growth Portfolio ‘P’ *	8,466,849	88,055,912
Equity Index Portfolio ‘P’ *	4,554,462	132,492,853
Growth LT Portfolio ‘P’ *	2,153,916	44,478,091
Large-Cap Growth Portfolio ‘P’ *	14,096,747	90,377,685
Large-Cap Value Portfolio ‘P’ *	17,948,183	220,779,073
Long/Short Large-Cap Portfolio ‘P’ *	13,597,746	132,478,831
Main Street Core Portfolio ‘P’ *	4,429,885	88,399,141
Mid-Cap Equity Portfolio ‘P’ *	5,712,723	87,918,276
Mid-Cap Growth Portfolio ‘P’ *	7,971,602	88,997,208
Mid-Cap Value Portfolio ‘P’ *	5,772,369	88,169,583
Small-Cap Equity Portfolio ‘P’ *	2,984,268	44,080,684
Emerging Markets Portfolio ‘P’ *	2,604,428	43,891,304
International Large-Cap Portfolio ‘P’ *	25,048,681	177,411,816
International Small-Cap Portfolio ‘P’ *	9,835,069	89,198,962
International Value Portfolio ‘P’ *	7,722,834	89,256,131

Total Affiliated Mutual Funds (Cost $4,244,936,431)		4,313,258,721

TOTAL INVESTMENTS - 100.0%
(Cost $4,244,936,431)		4,313,258,721

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(96,621)

NET ASSETS - 100.0%		$4,313,162,100

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	60.0%
Affiliated Equity Funds	40.0%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	124,717,376	$1,269,842,638
Floating Rate Loan Portfolio ‘P’	63,666,710	478,209,954
High Yield Bond Portfolio ‘P’	98,745,507	643,118,227
Inflation Managed Portfolio ‘P’	76,855,139	953,227,366
Inflation Protected Portfolio ‘P’ *	62,873,328	632,005,461
Managed Bond Portfolio ‘P’ *	185,600,888	2,229,116,037
Short Duration Bond Portfolio ‘P’	50,265,855	477,087,149
American Funds Growth Portfolio ‘P’ *	18,582,005	165,492,323
American Funds Growth-Income Portfolio ‘P’ *	50,579,279	492,665,038
Comstock Portfolio ‘P’ *	91,210,353	830,412,889
Dividend Growth Portfolio ‘P’ *	31,783,818	330,554,255
Equity Index Portfolio ‘P’ *	22,840,409	664,445,311
Growth LT Portfolio ‘P’ *	16,173,327	333,977,148
Large-Cap Growth Portfolio ‘P’ *	78,561,763	503,678,629
Large-Cap Value Portfolio ‘P’ *	94,332,705	1,160,378,583
Long/Short Large-Cap Portfolio ‘P’ *	68,188,985	664,345,163
Main Street Core Portfolio ‘P’ *	16,692,746	333,106,695
Mid-Cap Equity Portfolio ‘P’ *	32,172,598	495,133,263
Mid-Cap Growth Portfolio ‘P’ *	29,925,445	334,096,104
Mid-Cap Value Portfolio ‘P’ *	32,506,884	496,523,762
Small-Cap Equity Portfolio ‘P’ *	11,202,505	165,472,430
Small-Cap Growth Portfolio ‘P’ *	12,885,098	165,999,260
Small-Cap Value Portfolio ‘P’ *	11,166,468	164,868,166
Emerging Markets Portfolio ‘P’ *	29,330,085	494,287,276
International Large-Cap Portfolio ‘P’ *	117,560,810	832,645,716
International Small-Cap Portfolio ‘P’ *	55,386,373	502,325,604
International Value Portfolio ‘P’ *	43,492,599	502,662,798

Total Affiliated Mutual Funds (Cost $15,923,123,445)		16,315,677,245

TOTAL INVESTMENTS - 100.0%
(Cost $15,923,123,445)		16,315,677,245

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(397,245)

NET ASSETS - 100.0%		$16,315,280,000

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	59.0%
Affiliated Fixed Income Funds	41.0%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 6 in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,313,258,721	$4,313,258,721	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$16,315,677,245	$16,315,677,245	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	67,913,865	$691,482,811
Inflation Managed Portfolio ‘P’	44,638,917	553,652,464
Inflation Protected Portfolio ‘P’ *	41,082,526	412,963,363
Managed Bond Portfolio ‘P’ *	92,404,103	1,109,797,855
Short Duration Bond Portfolio ‘P’	43,794,432	415,665,083
American Funds Growth Portfolio ‘P’ *	32,515,006	289,580,370
American Funds Growth-Income Portfolio ‘P’ *	44,252,104	431,035,497
Comstock Portfolio ‘P’ *	95,363,318	868,223,026
Dividend Growth Portfolio ‘P’ *	41,569,049	432,321,433
Equity Index Portfolio ‘P’ *	24,845,443	722,773,308
Growth LT Portfolio ‘P’ *	14,107,045	291,308,683
Large-Cap Growth Portfolio ‘P’ *	68,325,738	438,052,976
Large-Cap Value Portfolio ‘P’ *	82,189,768	1,011,009,347
Long/Short Large-Cap Portfolio ‘P’ *	59,348,426	578,214,208
Main Street Core Portfolio ‘P’ *	21,759,145	434,207,596
Mid-Cap Equity Portfolio ‘P’ *	46,718,470	718,992,859
Mid-Cap Growth Portfolio ‘P’ *	39,108,797	436,621,634
Mid-Cap Value Portfolio ‘P’ *	28,321,841	432,599,661
Small-Cap Equity Portfolio ‘P’ *	48,799,014	720,811,216
Small-Cap Growth Portfolio ‘P’ *	22,450,842	289,235,136
Small-Cap Value Portfolio ‘P’ *	9,728,163	143,632,209
Real Estate Portfolio ‘P’ *	17,819,793	285,111,382
Emerging Markets Portfolio ‘P’ *	34,074,776	574,247,520
International Large-Cap Portfolio ‘P’ *	122,922,919	870,623,825
International Small-Cap Portfolio ‘P’ *	64,345,780	583,582,765
International Value Portfolio ‘P’ *	50,527,552	583,968,792

Total Affiliated Mutual Funds (Cost $13,872,655,168)		14,319,715,019

TOTAL INVESTMENTS - 100.0%
(Cost $13,872,655,168)		14,319,715,019

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(342,857)

NET ASSETS - 100.0%		$14,319,372,162

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	77.8%
Affiliated Fixed Income Funds	22.2%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	6,105,161	$62,161,294
Managed Bond Portfolio ‘P’ *	10,383,421	124,707,648
American Funds Growth Portfolio ‘P’ *	7,314,397	65,142,407
American Funds Growth-Income Portfolio ‘P’ *	9,954,716	96,963,432
Comstock Portfolio ‘P’ *	25,005,955	227,663,490
Dividend Growth Portfolio ‘P’ *	9,340,989	97,147,036
Equity Index Portfolio ‘P’ *	6,699,284	194,887,408
Growth LT Portfolio ‘P’ *	3,169,748	65,454,885
Large-Cap Growth Portfolio ‘P’ *	20,468,858	131,230,846
Large-Cap Value Portfolio ‘P’ *	21,111,480	259,690,524
Long/Short Large-Cap Portfolio ‘P’ *	16,667,944	162,390,860
Main Street Core Portfolio ‘P’ *	4,889,056	97,561,971
Mid-Cap Equity Portfolio ‘P’ *	12,600,396	193,918,908
Mid-Cap Growth Portfolio ‘P’ *	11,719,952	130,844,848
Mid-Cap Value Portfolio ‘P’ *	8,487,373	129,639,696
Small-Cap Equity Portfolio ‘P’ *	10,967,888	162,006,887
Small-Cap Growth Portfolio ‘P’ *	5,046,017	65,008,055
Small-Cap Index Portfolio ‘P’ *	5,267,380	64,708,849
Small-Cap Value Portfolio ‘P’ *	4,372,877	64,563,674
Real Estate Portfolio ‘P’ *	6,007,538	96,118,826
Emerging Markets Portfolio ‘P’ *	9,572,909	161,328,103
International Large-Cap Portfolio ‘P’ *	36,836,688	260,902,511
International Small-Cap Portfolio ‘P’ *	18,077,624	163,954,651
International Value Portfolio ‘P’ *	14,195,501	164,063,554

Total Affiliated Mutual Funds (Cost $3,117,771,010)		3,242,060,363

TOTAL INVESTMENTS - 100.0%
(Cost $3,117,771,010)		3,242,060,363

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(64,404)

NET ASSETS - 100.0%		$3,241,995,959

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	94.2%
Affiliated Fixed Income Funds	5.8%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 6 in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$14,319,715,019	$14,319,715,019	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$3,242,060,363	$3,242,060,363	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ψ	Investments were in default as of June 30, 2011.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2011.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers‘, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board‘).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, swap contracts and/or reverse repurchase agreements as of June 30, 2011.
+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2B in Notes to Financial Statements).
Δ	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. (See Note 2H in Notes to Financial Statements.)

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCG	Societe Generale
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indonesian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
TSE	Toronto Stock Exchange
XETR	Frankfurt Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions, credit spreads and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports or other sources believed to be reliable.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2011 (Unaudited)	Cash	Diversified	Floating	High Yield	Inflation	Inflation
(In thousands, except per share amounts)	Management	Bond	Rate Loan	Bond	Managed	Protected
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$880,134	$3,645,525	$1,050,495	$1,275,746	$4,439,194	$1,460,027

Repurchase agreements, at value	14,069	125,580	31,914	110,980	254,982	2,107

Cash	-	6,247	8,247	9,199	-	-

Foreign currency held, at value	-	4,001	-	-	21,937	-

Deposits with brokers for securities sold short	-	-	-	-	1,083	-

Receivables:
Dividends and interest	43	21,744	3,527	24,153	18,514	10,552

Fund shares sold	4,484	158	1	-	144	93

Securities sold	-	892,141	6,197	7,043	259,558	15,678

Swap agreements	-	-	-	13	-	-

Variation margin	-	2,298	-	-	-	-

Due from adviser	171	-	-	-	-	-

Swap contracts, at value	-	256	-	781	14,519	1

Unfunded loan commitment appreciation	-	-	-	25	-	-

Forward foreign currency contracts appreciation	-	907	-	-	9,815	-

Prepaid expenses and other assets	-	-	-	-	-	12

Total Assets	898,901	4,698,857	1,100,381	1,427,940	5,019,746	1,488,470

LIABILITIES
Payables:
Fund shares redeemed	1,779	4,749	1,334	1,089	3,222	1,203

Securities purchased	-	1,581,135	33,793	35,473	2,134,619	16,602

Reverse repurchase agreements	-	-	-	-	15,491	-

Securities sold short, at value	-	-	-	-	1,079	-

Due to custodian	-	-	-	-	847	-

Due to broker (1)	-	-	-	-	11,680	-

Variation margin	-	-	-	-	1	-

Accrued advisory fees	99	983	560	394	1,473	70

Accrued service fees	30	34	13	20	66	1

Accrued support service expenses	7	37	12	15	63	1

Accrued custodian, and portfolio accounting and tax fees	19	68	75	29	97	11

Accrued trustees’ fees and expenses and deferred compensation	10	11	4	8	25	-

Accrued dividends and interest	-	-	-	-	2	-

Accrued other	60	280	92	95	309	3

Outstanding options written, at value	-	1,007	-	-	7,311	-

Swap contracts, at value	-	5,707	-	-	6,757	1

Forward foreign currency contracts depreciation	-	947	-	-	13,844	-

Other liabilities	-	-	-	-	114	-

Total Liabilities	2,004	1,594,958	35,883	37,123	2,197,000	17,892

NET ASSETS	$896,897	$3,103,899	$1,064,498	$1,390,817	$2,822,746	$1,470,578

NET ASSETS CONSIST OF:
Paid-in capital (2)	$897,048	$3,075,560	$1,289,299	$1,366,936	$2,643,896	$1,481,730

Undistributed/accumulated net investment income (loss) (2)	(145)	23,437	14,120	13,101	48,967	1,261

Undistributed/accumulated net realized gain (loss) (2)	(6)	(49,472)	(245,761)	(33,098)	122,878	(100)

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	-	54,374	6,840	43,878	7,005	(12,313)

NET ASSETS	$896,897	$3,103,899	$1,064,498	$1,390,817	$2,822,746	$1,470,578

Class I Shares:
Net Assets	$896,858	$82,796	$85,297	$347,504	$670,317	$1,491

Shares outstanding, $.001 par value (unlimited shares authorized)	88,925	8,168	11,633	53,853	56,810	148

Net Asset Value Per Share	$10.09	$10.14	$7.33	$6.45	$11.80	$10.05

Class P Shares:
Net Assets	$39	$3,021,103	$979,201	$1,043,313	$2,152,429	$1,469,087

Shares outstanding, $.001 par value (unlimited shares authorized)	4	296,722	130,357	160,190	173,536	146,148

Net Asset Value Per Share	$10.09	$10.18	$7.51	$6.51	$12.40	$10.05

Investments, at cost	$880,134	$3,588,281	$1,043,656	$1,232,855	$4,429,618	$1,472,340

Repurchase agreements, at cost	14,069	125,580	31,914	110,980	254,982	2,107

Foreign currency held, at cost	-	3,943	-	-	21,888	-

Proceeds from securities sold short	-	-	-	-	1,083	-

Premiums received from outstanding options written	-	1,345	-	-	10,461	-

(1)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 15 in Notes to Financial Statements).
(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2011 (Unaudited)	Managed	Short Duration	American Funds	American Funds		Dividend
(In thousands, except per share amounts)	Bond	Bond	Growth	Growth-Income	Comstock	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$7,016,516	$1,752,657	$792,243	$-	$2,267,270	$1,053,359

Investments in affiliates, at value	-	-	-	1,238,643	-	-

Repurchase agreements, at value	77,944	97,171	-	-	10,930	40,642

Cash (1)	74	-	-	-	-	-

Foreign currency held, at value	4,071	347	-	-	-	-

Deposits with brokers for securities sold short	1,143,422	-	-	-	-	-

Receivables:
Dividends and interest	56,835	10,901	-	-	4,776	1,887

Fund shares sold	279	177	74	38	190	115

Securities sold	417,104	35,619	-	42	59,385	4,677

Variation margin	1,974	-	-	-	-	-

Swap contracts, at value	38,998	-	-	-	-	-

Forward foreign currency contracts appreciation	25,798	16	-	-	-	-

Total Assets	8,783,015	1,896,888	792,317	1,238,723	2,342,551	1,100,680

LIABILITIES
Payables:
Fund shares redeemed	4,451	1,661	1	80	969	265

Securities purchased	1,156,585	96,033	74	-	10,546	1,218

Reverse repurchase agreements	16,761	-	-	-	-	-

Swap agreements	1	-	-	-	-	-

Securities sold short, at value	1,134,236	-	-	-	-	-

Due to broker (2)	31,101	-	-	-	-	-

Accrued advisory fees	2,055	538	318	444	1,210	583

Accrued service fees	102	22	15	19	26	15

Accrued support service expenses	84	20	15	21	26	13

Accrued custodian, and portfolio accounting and tax fees	172	37	4	4	37	19

Accrued trustees’ fees and expenses and deferred compensation	42	8	4	6	10	6

Accrued other	536	184	66	94	159	112

Outstanding options written, at value	15,322	-	-	-	-	-

Swap contracts, at value	24,722	-	-	-	-	-

Forward foreign currency contracts depreciation	50,795	-	-	-	-	-

Total Liabilities	2,436,965	98,503	497	668	12,983	2,231

NET ASSETS	$6,346,050	$1,798,385	$791,820	$1,238,055	$2,329,568	$1,098,449

NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$6,062,381	$1,886,610	$1,457,097	$1,598,012	$2,664,277	$1,492,749

Accumulated deficit (4)			(665,277)	(359,957)	(334,709)	(394,300)

Undistributed net investment income (3)	93,718	3,662

Accumulated net realized loss (3)	(10,683)	(102,223)

Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)	200,634	10,336

NET ASSETS	$6,346,050	$1,798,385	$791,820	$1,238,055	$2,329,568	$1,098,449

Class I Shares:
Net Assets	$1,515,761	$228,964	$228,321	$217,373	$130,303	$150,329

Shares outstanding, $.001 par value (unlimited shares authorized)	131,221	24,150	25,648	22,327	14,438	15,214

Net Asset Value Per Share	$11.55	$9.48	$8.90	$9.74	$9.03	$9.88

Class P Shares:
Net Assets	$4,830,289	$1,569,421	$563,499	$1,020,682	$2,199,265	$948,120

Shares outstanding, $.001 par value (unlimited shares authorized)	402,171	165,350	63,270	104,786	241,563	91,161

Net Asset Value Per Share	$12.01	$9.49	$8.91	$9.74	$9.10	$10.40

Investments, at cost	$6,835,344	$1,742,341	$690,102	$-	$1,890,188	$928,011

Investments in affiliates, at cost	-	-	-	1,150,593	-	-

Repurchase agreements, at cost	77,944	97,171	-	-	10,930	40,642

Foreign currency held, at cost	4,092	343	-	-	-	-

Proceeds from securities sold short	1,143,422	-	-	-	-	-

Premiums received from outstanding options written	23,134	-	-	-	-	-

(1)	Includes cash collateral segregated for open futures contracts in the Managed Bond Portfolio of $9.
(2)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 15 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 13 in Notes to Financial Statements).
(4)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2011 (Unaudited)	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
(In thousands, except per share amounts)	Index	30	LT	Growth	Value	Large-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$2,634,848	$134,621	$1,188,015	$1,339,144	$3,074,359	$2,037,015

Repurchase agreements, at value	5,296	679	23,594	24,861	35,017	26,971

Cash (1)	765	-	-	-	-	102

Cash collateral received for securities on loan (2)	-	-	-	-	-	446,088

Foreign currency held, at value	-	35	960	-	-	-

Receivables:
Dividends and interest	3,371	42	2,355	373	7,408	2,430

Fund shares sold	659	-	120	1,042	218	158

Securities sold	309	-	60,088	18,226	4,957	33,331

Variation margin	81	-	-	-	-	188

Forward foreign currency contracts appreciation	-	-	185	-	-	-

Total Assets	2,645,329	135,377	1,275,317	1,383,646	3,121,959	2,546,283

LIABILITIES
Payable upon return of securities loaned (2)	-	-	-	-	-	446,088

Payables:
Fund shares redeemed	2,409	94	256	516	1,094	659

Securities purchased	-	870	56,988	8,809	780	31,418

Securities sold short, at value	-	-	-	-	-	439,647

Due to custodian	-	-	-	14,555	-	-

Accrued advisory fees	106	81	688	767	1,512	1,285

Accrued service fees	46	4	27	17	40	17

Accrued support service expenses	37	-	21	19	45	20

Accrued custodian, and portfolio accounting and tax fees	47	5	31	29	53	33

Accrued trustees’ fees and expenses and deferred compensation	21	1	16	10	20	6

Accrued dividends and interest	-	-	-	-	-	1,155

Accrued other	216	31	134	104	236	109

Forward foreign currency contracts depreciation	-	-	605	-	-	-

Other liabilities	-	-	49	-	-	-

Total Liabilities	2,882	1,086	58,815	24,826	3,780	920,437

NET ASSETS	$2,642,447	$134,291	$1,216,502	$1,358,820	$3,118,179	$1,625,846

NET ASSETS CONSIST OF:
Paid-in capital (3)	$2,428,428	$334,234	$1,499,736	$1,342,684	$3,246,413	$1,612,725

Undistributed/accumulated earnings (deficit) (3)	214,019	(199,943)	(283,234)	16,136	(128,234)	13,121

NET ASSETS	$2,642,447	$134,291	$1,216,502	$1,358,820	$3,118,179	$1,625,846

Class I Shares:
Net Assets	$863,941	$134,281	$481,255	$130,861	$338,434	$24,502

Shares outstanding, $.001 par value (unlimited shares authorized)	29,706	10,494	24,159	23,119	27,643	2,830

Net Asset Value Per Share	$29.08	$12.80	$19.92	$5.66	$12.24	$8.66

Class P Shares:
Net Assets	$1,778,506	$10	$735,247	$1,227,959	$2,779,745	$1,601,344

Shares outstanding, $.001 par value (unlimited shares authorized)	61,137	1	35,604	191,526	225,973	164,364

Net Asset Value Per Share	$29.09	$12.80	$20.65	$6.41	$12.30	$9.74

Investments, at cost	$1,955,834	$111,434	$1,022,752	$1,068,101	$2,454,301	$1,937,653

Repurchase agreements, at cost	5,296	679	23,594	24,861	35,017	26,971

Securities on loan, at value	-	-	-	-	-	438,488

Foreign currency held, at cost	-	35	962	-	-	-

Proceeds from securities sold short	-	-	-	-	-	429,576

(1)	Includes cash collateral segregated for open futures contracts in the Equity Index Portfolio of $765.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (See Note 7 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2011 (Unaudited)	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
(In thousands, except per share amounts)	Core	Equity	Growth	Value	Equity	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$1,507,754	$1,922,758	$1,238,776	$1,182,753	$1,105,625	$653,691

Repurchase agreements, at value	36,992	48,109	10,635	8,661	24,601	5,299

Cash (1)	-	-	40	-	985	-

Foreign currency held, at value	-	-	5	-	-	-

Receivables:
Dividends and interest	1,610	592	848	1,564	1,038	43

Fund shares sold	126	164	3,135	232	157	105

Securities sold	133	10,644	34,747	3,844	1,908	8,588

Variation margin	-	-	-	-	79	-

Other assets	-	-	114	-	-	-

Total Assets	1,546,615	1,982,267	1,288,300	1,197,054	1,134,393	667,726

LIABILITIES
Payables:
Fund shares redeemed	435	1,067	348	220	219	76

Securities purchased	7,696	6,685	29,554	4,536	540	7,595

Accrued advisory fees	538	1,040	743	662	645	321

Accrued service fees	28	29	20	13	12	10

Accrued support service expenses	16	27	17	14	9	8

Accrued custodian, and portfolio accounting and tax fees	26	34	27	21	25	13

Accrued trustees’ fees and expenses and deferred compensation	18	13	7	4	4	4

Accrued other	136	249	127	82	125	90

Total Liabilities	8,893	9,144	30,843	5,552	1,579	8,117

NET ASSETS	$1,537,722	$1,973,123	$1,257,457	$1,191,502	$1,132,814	$659,609

NET ASSETS CONSIST OF:
Paid-in capital (2)	$2,210,683	$3,650,200	$861,220	$967,760	$1,175,957	$772,409

Undistributed/accumulated earnings (deficit) (2)	(672,961)	(1,677,077)	396,237	223,742	(43,143)	(112,800)

NET ASSETS	$1,537,722	$1,973,123	$1,257,457	$1,191,502	$1,132,814	$659,609

Class I Shares:
Net Assets	$584,427	$381,673	$266,854	$44,570	$40,443	$139,350

Shares outstanding, $.001 par value (unlimited shares authorized)	31,830	28,829	25,382	3,697	3,251	12,316

Net Asset Value Per Share	$18.36	$13.24	$10.51	$12.06	$12.44	$11.31

Class P Shares:
Net Assets	$953,295	$1,591,450	$990,603	$1,146,932	$1,092,371	$520,259

Shares outstanding, $.001 par value (unlimited shares authorized)	47,771	103,406	88,726	75,088	73,954	40,382

Net Asset Value Per Share	$19.96	$15.39	$11.16	$15.27	$14.77	$12.88

Investments, at cost	$1,265,440	$1,662,921	$915,319	$1,098,471	$1,021,987	$491,450

Repurchase agreements, at cost	36,992	48,109	10,635	8,661	24,601	5,299

Foreign currency held, at cost	-	-	5	-	-	-

(1)	Includes cash collateral segregated for open futures contracts in the Small-Cap Equity Portfolio of $471.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2011 (Unaudited)	Small-Cap	Small-Cap	Health	Real		Emerging
(In thousands, except per share amounts)	Index	Value	Sciences	Estate	Technology	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$486,278	$551,437	$117,047	$632,943	$91,413	$1,675,315

Repurchase agreements, at value	9,732	9,708	8,763	9,416	480	46,634

Cash (1)	781	-	-	-	-	-

Foreign currency held, at value	-	-	-	-	748	2,926

Receivables:
Dividends and interest	588	502	16	1,373	22	3,450

Fund shares sold	443	2,203	240	85	8	925

Securities sold	1,370	6,288	-	3,336	538	18,719

Variation margin	99	-	-	-	-	-

Total Assets	499,291	570,138	126,066	647,153	93,209	1,747,969

LIABILITIES
Payables:
Fund shares redeemed	869	34	8	211	125	681

Securities purchased	207	1,580	-	1,402	911	9,285

Due to custodian	-	-	-	-	-	203

Accrued advisory fees	121	369	91	448	67	1,122

Accrued service fees	15	11	4	13	3	28

Accrued support service expenses	6	4	-	7	-	23

Accrued custodian, and portfolio accounting and tax fees	13	12	3	12	3	101

Accrued trustees’ fees and expenses and deferred compensation	7	3	1	5	1	9

Accrued foreign capital gains tax	-	-	-	-	-	965

Accrued other	74	80	13	90	8	128

Other liabilities	-	-	-	-	-	6

Total Liabilities	1,312	2,093	120	2,188	1,118	12,551

NET ASSETS	$497,979	$568,045	$125,946	$644,965	$92,091	$1,735,418

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$722,476	$586,833	$115,487	$1,020,411	$121,962	$1,183,436

Undistributed/accumulated earnings (deficit) (2)	(224,497)	(18,788)	10,459	(375,446)	(29,871)

Accumulated net investment loss (3)						(6,446)

Undistributed net realized gain (3)						88,836

Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)						469,592

NET ASSETS	$497,979	$568,045	$125,946	$644,965	$92,091	$1,735,418

Class I Shares:
Net Assets	$433,269	$194,958	$125,936	$263,715	$92,081	$461,568

Shares outstanding, $.001 par value (unlimited shares authorized)	35,274	15,291	9,979	17,105	19,811	27,577

Net Asset Value Per Share	$12.28	$12.75	$12.62	$15.42	$4.65	$16.74

Class P Shares:
Net Assets	$64,710	$373,087	$10	$381,250	$10	$1,273,850

Shares outstanding, $.001 par value (unlimited shares authorized)	5,267	25,268	1	23,827	2	75,582

Net Asset Value Per Share	$12.29	$14.77	$13.56	$16.00	$5.69	$16.85

Investments, at cost	$459,624	$402,572	$79,111	$450,256	$81,116	$1,204,367

Repurchase agreements, at cost	9,732	9,708	8,763	9,416	480	46,634

Foreign currency held, at cost	-	-	-	-	740	3,316

(1)	Includes cash collateral segregated for open futures contracts in the Small-Cap Index Portfolio of $574.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

					Pacific	Pacific
JUNE 30, 2011 (Unaudited)					Dynamix -	Dynamix -
(In thousands, except per share amounts)	International	International	International	American Funds	Conservative	Moderate
	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$2,622,147	$1,340,641	$1,733,421	$270,061	$-	$-

Investments in affiliates, at value	-	-	-	-	105,419	226,330

Repurchase agreements, at value	6,533	42,546	15,986	-	-	-

Cash (1)	8	3,501	-	-	-	-

Foreign currency held, at value	18,186	124,188	4,744	-	-	-

Receivables:
Dividends and interest	10,791	2,463	6,015	-	-	-

Fund shares sold	848	125	151	67	397	1,027

Securities sold	18,726	3,002	-	-	-	-

Variation margin	-	528	-	-	-	-

Due from adviser	-	-	-	-	2	9

Forward foreign currency contracts appreciation	-	-	10,871	-	-	-

Other assets	-	8	-	-	-	-

Total Assets	2,677,239	1,517,002	1,771,188	270,128	105,818	227,366

LIABILITIES
Payables:
Fund shares redeemed	739	282	1,032	3	-	-

Securities purchased	21,781	129,179	3,303	64	397	1,027

Accrued advisory fees	1,563	694	886	88	17	35

Accrued service fees	35	11	25	9	3	7

Accrued support service expenses	36	14	21	3	1	2

Accrued custodian, and portfolio accounting and tax fees	65	33	49	3	5	5

Accrued trustees’ fees and expenses and deferred compensation	15	4	13	1	-	1

Accrued other	179	71	145	14	8	11

Forward foreign currency contracts depreciation	-	-	4,679	-	-	-

Other liabilities	60	-	-	-	-	-

Total Liabilities	24,473	130,288	10,153	185	431	1,088

NET ASSETS	$2,652,766	$1,386,714	$1,761,035	$269,943	$105,387	$226,278

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$2,473,092	$1,406,675	$2,980,702	$228,037	$96,367	$205,851

Undistributed earnings (3)				41,906	9,020	20,427

Undistributed/accumulated net investment income (loss) (2)	29,599	(1,409)	32,241

Accumulated net realized loss (2)	(252,710)	(241,742)	(1,283,045)

Net unrealized appreciation on investments and assets and liabilities in foreign currencies (2)	402,785	223,190	31,137

NET ASSETS	$2,652,766	$1,386,714	$1,761,035	$269,943	$105,387	$226,278

Class I Shares:
Net Assets	$414,896	$47,643	$356,489	$269,943	$105,387	$226,278

Shares outstanding, $.001 par value (unlimited shares authorized)	58,786	5,341	31,222	18,539	8,649	17,090

Net Asset Value Per Share	$7.06	$8.92	$11.42	$14.56	$12.19	$13.24

Class P Shares:
Net Assets	$2,237,870	$1,339,071	$1,404,546

Shares outstanding, $.001 par value (unlimited shares authorized)	315,953	147,645	121,524

Net Asset Value Per Share	$7.08	$9.07	$11.56

Investments, at cost	$2,220,035	$1,117,920	$1,708,578	$230,929	$-	$-

Investments in affiliates, at cost	-	-	-	-	101,940	208,750

Repurchase agreements, at cost	6,533	42,546	15,986	-	-	-

Foreign currency held, at cost	18,161	124,091	4,741	-	-	-

(1)	Includes cash collateral segregated for open futures contracts in the International Small-Cap Portfolio of $3,501.
(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 13 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

			Portfolio			Portfolio
JUNE 30, 2011 (Unaudited)	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
(In thousands, except per share amounts)	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Conservative	Conservative	Moderate	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments in affiliates, at value	$160,617	$3,096,954	$4,313,259	$16,315,677	$14,319,715	$3,242,060

Receivables:
Fund shares sold	312	-	533	3	3,112	17

Securities sold	-	9,558	7,523	260	-	1,552

Due from adviser	8	8	8	5	7	9

Prepaid expenses and other assets	-	13	12	14	13	13

Total Assets	160,937	3,106,533	4,321,335	16,315,959	14,322,847	3,243,651

LIABILITIES
Payables:
Fund shares redeemed	1	9,558	8,055	263	-	1,568

Securities purchased	311	-	-	-	3,112	-

Accrued advisory fees	25	-	-	-	-	-

Accrued service fees	5	71	96	357	310	70

Accrued support service expenses	1	6	7	26	22	5

Accrued custodian, and portfolio accounting and tax fees	5	7	7	6	7	7

Accrued trustees’ fees and expenses and deferred compensation	1	1	1	3	3	1

Accrued other	7	5	7	24	21	4

Total Liabilities	356	9,648	8,173	679	3,475	1,655

NET ASSETS	$160,581	$3,096,885	$4,313,162	$16,315,280	$14,319,372	$3,241,996

NET ASSETS CONSIST OF:
Paid-in capital (1)	$143,899	$3,071,895	$4,244,628	$15,923,312	$13,873,300	$3,117,892

Undistributed earnings (1)	16,682	24,990	68,534	391,968	446,072	124,104

NET ASSETS	$160,581	$3,096,885	$4,313,162	$16,315,280	$14,319,372	$3,241,996

Class I Shares:
Net Assets	$160,581	$3,096,885	$4,313,162	$16,315,280	$14,319,372	$3,241,996

Shares outstanding, $.001 par value (unlimited shares authorized)	11,684	310,955	435,263	1,656,699	1,462,904	333,086

Net Asset Value Per Share	$13.74	$9.96	$9.91	$9.85	$9.79	$9.73

Investments in affiliates, at cost	$145,269	$3,072,562	$4,244,936	$15,923,123	$13,872,655	$3,117,771

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS

	Cash	Diversified	Floating	High Yield	Inflation	Inflation
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Management	Bond	Rate Loan	Bond	Managed	Protected
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$227	$120	$-

Interest, net of foreign taxes withheld	778	59,705	37,704	48,362	81,894	1,367

Other	-	147	5	-	-	-

Total Investment Income	778	59,852	37,709	48,589	82,014	1,367

EXPENSES
Advisory fees	587	5,850	3,879	2,379	9,087	80

Service fees (See Note 3 in Notes to Financial Statements)	803	2,851	1,011	1,165	4,512	8

Support services expenses	21	67	30	30	95	1

Custodian fees and expenses	9	57	17	14	81	3

Portfolio accounting and tax fees	47	147	177	76	208	8

Printing expenses	10	35	39	15	56	1

Postage and mailing expenses	8	27	10	11	43	-

Legal and audit fees	28	349	36	73	158	1

Trustees’ fees and expenses	10	39	13	15	59	-

Interest expense and commitment fees	1	150	1	2	144	-

Offering expenses	-	-	-	-	-	2

Other	4	27	6	10	37	2

Total Expenses	1,528	9,599	5,219	3,790	14,480	106

Advisory Fee Waiver (2)	-	-	(518)	-	-	-

Adviser Reimbursement (3)	(750)	-	-	-	-	-

Net Expenses	778	9,599	4,701	3,790	14,480	106

NET INVESTMENT INCOME (LOSS)	-	50,253	33,008	44,799	67,534	1,261

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(1)	28,767	712	39,869	141,631	(101)

Futures contracts and swap transactions	-	2,109	-	(45)	1,336	1

Written option transactions	-	1,361	-	-	3,143	-

Foreign currency transactions	-	(5,861)	-	-	361	-

Net Realized Gain (Loss)	(1)	26,376	712	39,824	146,471	(100)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	4,486	(12,112)	(31,618)	45,778	(12,313)

Unfunded loan commitments	-	-	-	25	-	-

Short positions	-	-	-	-	(49)	-

Futures contracts and swaps	-	(6,482)	-	962	(3,794)	-

Written options	-	1,394	-	-	6,976	-

Foreign currencies	-	554	-	-	(4,166)	-

Change in Net Unrealized Appreciation (Depreciation)	-	(48)	(12,112)	(30,631)	44,745	(12,313)

NET GAIN (LOSS)	(1)	26,328	(11,400)	9,193	191,216	(12,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1)	$76,581	$21,608	$53,992	$258,750	($11,152)

Foreign taxes withheld on dividends and interest	$-	$35	$-	$-	$-	$-

(1)	Operations commenced on May 2, 2011.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 3 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Cash Management Portfolio (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

	Managed	Short Duration	American Funds	American Funds		Dividend
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Bond	Bond	Growth	Growth-Income	Comstock	Growth
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,978	$-	$-	$-	$25,731	$11,427

Dividends from mutual fund investments	-	-	3,184	-	-	-

Dividends from affiliated mutual fund investments	-	-	-	4,432	-	-

Interest, net of foreign taxes withheld	112,231	14,551	-	-	2	2

Other	7	-	-	-	-	-

Total Investment Income	115,216	14,551	3,184	4,432	25,733	11,429

EXPENSES
Advisory fees	12,368	3,204	3,764	5,183	7,759	3,622

Service fees (See Note 3 in Notes to Financial Statements)	6,183	1,563	991	1,375	2,183	1,075

Support services expenses	136	43	24	30	65	39

Custodian fees and expenses	204	26	-	-	25	13

Portfolio accounting and tax fees	318	83	10	10	88	45

Printing expenses	76	19	13	17	28	37

Postage and mailing expenses	58	15	10	13	21	10

Legal and audit fees	527	262	34	47	114	109

Trustees’ fees and expenses	84	21	13	17	28	15

Interest expense and commitment fees	11	4	-	-	2	1

Other	53	14	7	12	23	14

Total Expenses	20,018	5,254	4,866	6,704	10,336	4,980

Advisory Fee Waiver (1)	-	-	(1,708)	(2,377)	(167)	-

Net Expenses	20,018	5,254	3,158	4,327	10,169	4,980

NET INVESTMENT INCOME	95,198	9,297	26	105	15,564	6,449

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	18,463	(1,973)	(72,163)	-	77,749	13,362

Investment securities from affiliated mutual fund investments	-	-	-	(219,947)	-	-

Futures contracts and swap transactions	5,864	1,870	-	-	238	-

Written option transactions	3,694	-	-	-	-	-

Foreign currency transactions	(33,873)	13	-	-	-	(19)

Net Realized Gain (Loss)	(5,852)	(90)	(72,163)	(219,947)	77,987	13,343

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	87,150	4,927	119,821	-	35,684	53,124

Investment securities from affiliated mutual fund investments	-	-	-	273,277	-	-

Short positions	9,271	478	-	-	-	-

Futures contracts and swaps	4,590	(1,243)	-	-	-	-

Written options	16,790	-	-	-	-	-

Foreign currencies	(23,763)	21	-	-	-	7

Change in Net Unrealized Appreciation	94,038	4,183	119,821	273,277	35,684	53,131

NET GAIN	88,186	4,093	47,658	53,330	113,671	66,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,384	$13,390	$47,684	$53,435	$129,235	$72,923

Foreign taxes withheld on dividends and interest	$-	$-	$-	$-	$448	$92

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth, American Funds Growth-Income and Comstock Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Index	30	LT	Growth	Value	Large-Cap
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$26,525	$566	$11,569	$4,615	$40,993	$18,294

Interest, net of foreign taxes withheld	-	-	8	1	18	7

Securities lending	-	-	-	-	-	12

Total Investment Income	26,525	566	11,577	4,616	41,011	18,313

EXPENSES
Advisory fees	669	540	4,421	4,982	9,378	8,081

Service fees (See Note 3 in Notes to Financial Statements)	2,635	147	1,589	1,387	3,112	1,579

Support services expenses	47	6	37	31	66	48

Custodian fees and expenses	34	7	31	16	38	26

Portfolio accounting and tax fees	108	8	65	77	123	75

Printing expenses	33	2	20	18	39	20

Postage and mailing expenses	25	1	15	13	30	15

Legal and audit fees	181	59	125	82	175	53

Trustees’ fees and expenses	31	2	20	18	39	20

Interest expense and commitment fees	3	2	1	2	3	1,070

Dividend expenses	-	-	-	-	-	4,012

Other	29	5	19	17	33	19

Total Expenses	3,795	779	6,343	6,643	13,036	15,018

Advisory Fee Waiver (1)	-	-	-	(177)	-	(649)

Net Expenses	3,795	779	6,343	6,466	13,036	14,369

NET INVESTMENT INCOME (LOSS)	22,730	(213)	5,234	(1,850)	27,975	3,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(1,131)	7,733	213,422	151,104	50,208	248,405

Closed short positions	-	-	-	-	-	(69,436)

Futures contracts transactions	(631)	-	(5,919)	14	(52)	931

Foreign currency transactions	-	15	(2,621)	-	66	(1)

Net Realized Gain (Loss)	(1,762)	7,748	204,882	151,118	50,222	179,899

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	132,482	(4,223)	(163,921)	(40,057)	192,264	(131,955)

Short positions	-	-	-	-	-	33,898

Futures contracts	192	-	-	-	-	566

Foreign currencies	-	(8)	(618)	-	53	(1)

Change in Net Unrealized Appreciation (Depreciation)	132,674	(4,231)	(164,539)	(40,057)	192,317	(97,492)

NET GAIN	130,912	3,517	40,343	111,061	242,539	82,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,642	$3,304	$45,577	$109,211	$270,514	$86,351

Foreign taxes withheld on dividends and interest	$-	$25	$275	$10	$1,226	$3

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth and Long/Short Large-Cap Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Core	Equity	Growth	Value	Equity	Growth
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$11,233	$12,412	$4,668	$10,880	$8,937	$669

Interest, net of foreign taxes withheld	2	3	1	1	4	1

Total Investment Income	11,235	12,415	4,669	10,881	8,941	670

EXPENSES
Advisory fees	3,382	6,609	4,660	4,152	4,082	2,033

Service fees (See Note 3 in Notes to Financial Statements)	1,482	1,997	1,309	1,175	1,069	666

Support services expenses	39	44	35	33	46	16

Custodian fees and expenses	18	23	20	15	17	9

Portfolio accounting and tax fees	66	81	70	48	59	33

Printing expenses	19	25	16	15	47	8

Postage and mailing expenses	14	19	12	11	10	6

Legal and audit fees	144	373	110	46	119	144

Trustees’ fees and expenses	20	25	17	15	14	8

Interest expense and commitment fees	1	2	4	1	1	1

Other	17	25	18	13	15	10

Total Expenses	5,202	9,223	6,271	5,524	5,479	2,934

Net Expenses	5,202	9,223	6,271	5,524	5,479	2,934

NET INVESTMENT INCOME (LOSS)	6,033	3,192	(1,602)	5,357	3,462	(2,264)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	47,916	222,703	129,126	134,103	36,632	53,304

Futures contracts transactions	155	-	(217)	-	(136)	-

Foreign currency transactions	22	-	13	-	-	-

Net Realized Gain	48,093	222,703	128,922	134,103	36,496	53,304

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(9,629)	(134,319)	11,747	(61,714)	372	3,950

Futures contracts	-	-	-	-	390	-

Foreign currencies	(11)	-	(43)	-	-	-

Change in Net Unrealized Appreciation (Depreciation)	(9,640)	(134,319)	11,704	(61,714)	762	3,950

NET GAIN	38,453	88,384	140,626	72,389	37,258	57,254

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,486	$91,576	$139,024	$77,746	$40,720	$54,990

Foreign taxes withheld on dividends and interest	$14	$-	$354	$-	$2	$-

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

	Small-Cap	Small-Cap	Health	Real		Emerging
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Index	Value	Sciences	Estate	Technology	Markets
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,981	$7,052	$50	$3,377	$336	$17,127

Interest, net of foreign taxes withheld	-	1	-	1	-	2

Total Investment Income	2,981	7,053	50	3,378	336	17,129

EXPENSES
Advisory fees	767	2,333	517	2,708	434	7,000

Service fees (See Note 3 in Notes to Financial Statements)	510	614	115	642	96	1,721

Support services expenses	12	24	4	19	5	45

Custodian fees and expenses	8	8	2	8	3	215

Portfolio accounting and tax fees	32	27	7	27	6	102

Printing expenses	6	8	1	8	1	21

Postage and mailing expenses	5	6	1	6	1	16

Legal and audit fees	114	105	17	149	10	100

Trustees’ fees and expenses	6	7	1	8	1	22

Interest expense and commitment fees	-	1	-	1	-	2

Other	9	9	4	8	1	12

Total Expenses	1,469	3,142	669	3,584	558	9,256

Net Expenses	1,469	3,142	669	3,584	558	9,256

NET INVESTMENT INCOME (LOSS)	1,512	3,911	(619)	(206)	(222)	7,873

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	17,231	31,255	8,355	26,579	4,824	127,567

Futures contracts transactions	(156)	(289)	-	-	-	-

Foreign currency transactions	-	(4)	10	-	10	(650)

Net Realized Gain	17,075	30,962	8,365	26,579	4,834	126,917

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (1)	10,851	9,578	9,977	34,092	(2,261)	(161,559)

Futures contracts	295	-	-	-	-	-

Foreign currencies	-	-	-	-	8	(23)

Change in Net Unrealized Appreciation (Depreciation)	11,146	9,578	9,977	34,092	(2,253)	(161,582)

NET GAIN (LOSS)	28,221	40,540	18,342	60,671	2,581	(34,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,733	$44,451	$17,723	$60,465	$2,359	($26,792)

Foreign taxes withheld on dividends and interest	$1	$61	$-	$29	$11	$1,777

(1)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $104.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

					Pacific	Pacific
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)				American Funds	Dynamix -	Dynamix -
(In thousands)	International	International	International	Asset	Conservative	Moderate
	Large-Cap	Small-Cap	Value	Allocation	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$42,500	$17,182	$39,839	$-	$-	$-

Dividends from mutual fund investments	-	-	-	1,068	-	-

Dividends from affiliated mutual fund investments	-	-	-	-	769	1,171

Interest, net of foreign taxes withheld	9	1	1	-	-	-

Total Investment Income	42,509	17,183	39,840	1,068	769	1,171

EXPENSES
Advisory fees	9,509	4,253	5,498	926	129	190

Service fees (See Note 3 in Notes to Financial Statements)	2,448	973	1,660	247	129	190

Support services expenses	52	23	49	6	4	5

Custodian fees and expenses	86	36	74	-	-	-

Portfolio accounting and tax fees	113	39	84	8	14	15

Printing expenses	31	11	21	3	2	2

Postage and mailing expenses	23	8	16	2	1	2

Legal and audit fees	60	8	122	8	4	6

Trustees’ fees and expenses	31	13	20	3	2	2

Interest expense and commitment fees	3	1	5	-	-	-

Other	29	10	20	4	1	1

Total Expenses	12,385	5,375	7,569	1,207	286	413

Advisory Fee Waiver (1)	-	(83)	-	(420)	-	-

Adviser Reimbursement	-	-	-	-	(33)	(63)

Net Expenses	12,385	5,292	7,569	787	253	350

NET INVESTMENT INCOME	30,124	11,891	32,271	281	516	821

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	46,979	72,228	(5,967)	2,494	-	-

Investment securities from affiliated mutual fund investments	-	-	-	-	4,903	1,781

Futures contracts transactions	(236)	382	129	-	-	-

Foreign currency transactions	267	1,413	1,420	-	-	-

Capital gain distributions from affiliated mutual fund investments	-	-	-	-	129	248

Net Realized Gain (Loss)	47,010	74,023	(4,418)	2,494	5,032	2,029

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	92,517	4,230	65,635	9,395	-	-

Investment securities from affiliated mutual fund investments	-	-	-	-	(271)	4,867

Futures contracts	-	1,125	-	-	-	-

Foreign currencies	379	(408)	6,332	-	-	-

Change in Net Unrealized Appreciation (Depreciation)	92,896	4,947	71,967	9,395	(271)	4,867

NET GAIN	139,906	78,970	67,549	11,889	4,761	6,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,030	$90,861	$99,820	$12,170	$5,277	$7,717

Foreign taxes withheld on dividends and interest	$4,655	$1,843	$4,010	$-	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap and American Funds Asset Allocation Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

			Portfolio			Portfolio
	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
(In thousands)	Growth	Conservative	Conservative	Moderate	Growth	Growth
	Portfolio	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$453	$856	$495	$390	$48	$2

Total Investment Income	453	856	495	390	48	2

EXPENSES
Advisory fees	134	46	56	188	160	36

Service fees (See Note 3 in Notes to Financial Statements)	134	92	112	376	321	72

Support services expenses	4	6	7	26	23	4

Portfolio accounting and tax fees	14	7	7	7	7	7

Printing expenses	2	1	2	6	5	1

Postage and mailing expenses	1	1	1	4	3	1

Legal and audit fees	5	3	3	10	9	2

Trustees’ fees and expenses	2	1	1	3	3	1

Offering expenses	-	3	3	3	3	3

Other	1	1	1	3	3	1

Total Expenses	297	161	193	626	537	128

Advisory Fee Waiver (2)	-	(46)	(56)	(188)	(160)	(36)

Adviser Reimbursement	(56)	(8)	(8)	(5)	(7)	(9)

Net Expenses	241	107	129	433	370	83

NET INVESTMENT INCOME (LOSS)	212	749	366	(43)	(322)	(81)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	934	(151)	(154)	(543)	(666)	(104)

Capital gain distributions from affiliated mutual fund investments	190	-	-	-	-	-

Net Realized Gain (Loss)	1,124	(151)	(154)	(543)	(666)	(104)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	4,723	24,392	68,322	392,554	447,060	124,289

Change in Net Unrealized Appreciation	4,723	24,392	68,322	392,554	447,060	124,289

NET GAIN	5,847	24,241	68,168	392,011	446,394	124,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,059	$24,990	$68,534	$391,968	$446,072	$124,104

Foreign taxes withheld on dividends and interest	$-	$-	$-	$-	$-	$-

(1)	Operations commenced on May 2, 2011.
(2)	Pacific Life Fund Advisors LLC waived its advisory fees for the Portfolio Optimization Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	Cash Management				Floating Rate Loan
	Portfolio		Diversified Bond Portfolio		Portfolio
OPERATIONS
Net investment income (loss)	$-	($569)	$50,253	$94,724	$33,008	$61,652

Net realized gain (loss)	(1)	6	26,376	38,716	712	(78,146)

Change in net unrealized appreciation (depreciation)	-	-	(48)	70,343	(12,112)	89,939

Payment by an affiliate (3)	-	-	-	144	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(563)	76,581	203,927	21,608	73,445

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(51)	(38,132)	(86,097)	(42,846)	(48,655)

Class P	-	-	(512)	-	(433)	-

Net realized gains
Class I	-	-	-	-	-	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	(51)	(38,644)	(86,097)	(43,279)	(48,655)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	317,830	492,270	23,475	962,799	16,418	125,031

Class P	39	-	3,038,483	-	981,144	-

Dividend and distribution reinvestments
Class I	-	51	38,132	86,097	42,846	48,655

Class P	-	-	512	-	433	-

Cost of shares repurchased
Class I	(282,231)	(788,007)	(2,983,789)	(289,871)	(998,884)	(113,850)

Class P	-	-	(7,752)	-	(3,021)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	35,638	(295,686)	109,061	759,025	38,936	59,836

NET INCREASE (DECREASE) IN NET ASSETS	35,637	(296,300)	146,998	876,855	17,265	84,626

NET ASSETS
Beginning of Year or Period	861,260	1,157,560	2,956,901	2,080,046	1,047,233	962,607

End of Year or Period	$896,897	$861,260	$3,103,899	$2,956,901	$1,064,498	$1,047,233

Undistributed/Accumulated Net Investment Income (Loss)	($145)	($145)	$23,437	$11,828	$14,120	$24,391

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010

	High Yield Bond Portfolio		Inflation Managed Portfolio		Inflation Protected Portfolio (3)
OPERATIONS
Net investment income	$44,799	$91,884	$67,534	$74,941	$1,261

Net realized gain (loss)	39,824	64,593	146,471	279,260	(100)

Change in net unrealized appreciation (depreciation)	(30,631)	(1,424)	44,745	30,440	(12,313)

Payment by an affiliate (4)	-	16	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	53,992	155,069	258,750	384,641	(11,152)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(41,305)	(88,143)	(40,606)	(92,504)	-

Class P	(545)	-	(169)	-	-

Net realized gains
Class I	-	-	(205,225)	-	-

Class P	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(41,850)	(88,143)	(246,000)	(92,504)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	49,820	130,865	39,119	321,451	26,910

Class P	1,036,342	-	2,162,474	-	1,484,034

Dividend and distribution reinvestments
Class I	41,305	88,143	245,831	92,504	-

Class P	545	-	169	-	-

Cost of shares repurchased
Class I	(924,733)	(248,494)	(4,231,133)	(440,759)	(25,569)

Class P	(2,869)	-	(5,395)	-	(3,645)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	200,410	(29,486)	(1,788,935)	(26,804)	1,481,730

NET INCREASE (DECREASE) IN NET ASSETS	212,552	37,440	(1,776,185)	265,333	1,470,578

NET ASSETS
Beginning of Year or Period	1,178,265	1,140,825	4,598,931	4,333,598	-

End of Year or Period	$1,390,817	$1,178,265	$2,822,746	$4,598,931	$1,470,578

Undistributed Net Investment Income	$13,101	$10,153	$48,967	$22,208	$1,261

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.
(4)	See Note 6 in Notes to Financial Statements for payment by an affiliate.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
			Short Duration Bond		American Funds
	Managed Bond Portfolio		Portfolio		Growth Portfolio
OPERATIONS
Net investment income	$95,198	$191,987	$9,297	$24,356	$26	$2,908

Net realized gain (loss)	(5,852)	267,329	(90)	22,683	(72,163)	(52,837)

Change in net unrealized appreciation	94,038	38,032	4,183	4,880	119,821	205,292

Payment by an affiliate (3)	-	680	-	109	-	-

Net Increase in Net Assets Resulting from Operations	183,384	498,028	13,390	52,028	47,684	155,363

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(24,654)	(220,347)	(7,920)	(24,398)	-	(26)

Class P	-	-	(136)	-	-	-

Net realized gains
Class I	(214,428)	-	-	-	-	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(239,082)	(220,347)	(8,056)	(24,398)	-	(26)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	53,142	1,469,164	31,645	317,412	9,612	44,345

Class P	4,842,348	-	1,575,761	-	538,109	-

Shares issued in connection with acquisition (4)
Class I	-	86,296	-	-	-	-

Class P	-	-	-	-	-	-

Dividend and distribution reinvestments
Class I	239,082	220,347	7,920	24,398	-	26

Class P	-	-	136	-	-	-

Cost of shares repurchased
Class I	(5,097,254)	(683,209)	(1,452,035)	(181,799)	(800,414)	(130,689)

Class P	(11,842)	-	(4,393)	-	(48)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,476	1,092,598	159,034	160,011	(252,741)	(86,318)

NET INCREASE (DECREASE) IN NET ASSETS	(30,222)	1,370,279	164,368	187,641	(205,057)	69,019

NET ASSETS
Beginning of Year or Period	6,376,272	5,005,993	1,634,017	1,446,376	996,877	927,858

End of Year or Period	$6,346,050	$6,376,272	$1,798,385	$1,634,017	$791,820	$996,877

Undistributed Net Investment Income	$93,718	$23,174	$3,662	$2,421	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
(4)	See Note 16 in Notes to Financial Statements for shares issued in connection with acquisition.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	American Funds
	Growth-Income Portfolio		Comstock Portfolio		Dividend Growth Portfolio
OPERATIONS
Net investment income	$105	$13,927	$15,564	$26,217	$6,449	$9,795

Net realized gain (loss)	(219,947)	(44,912)	77,987	16,363	13,343	52,880

Change in net unrealized appreciation	273,277	176,372	35,684	259,390	53,131	15,518

Net Increase in Net Assets Resulting from Operations	53,435	145,387	129,235	301,970	72,923	78,193

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	-	-	(25,735)	-	(9,203)

Class P	-	-	-	-	-	-

Net realized gains
Class I	-	-	(16,362)	-	(52,880)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	-	(16,362)	(25,735)	(52,880)	(9,203)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,431	35,913	7,456	31,556	5,010	595,539

Class P	982,213	-	2,112,837	-	915,396	-

Dividend and distribution reinvestments
Class I	-	-	16,362	25,735	52,880	9,203

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(1,201,108)	(282,497)	(2,119,521)	(237,601)	(972,976)	(75,636)

Class P	(68)	-	(4,080)	-	(1,930)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(210,532)	(246,584)	13,054	(180,310)	(1,620)	529,106

NET INCREASE (DECREASE) IN NET ASSETS	(157,097)	(101,197)	125,927	95,925	18,423	598,096

NET ASSETS
Beginning of Year or Period	1,395,152	1,496,349	2,203,641	2,107,716	1,080,026	481,930

End of Year or Period	$1,238,055	$1,395,152	$2,329,568	$2,203,641	$1,098,449	$1,080,026

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010

	Equity Index Portfolio		Focused 30 Portfolio		Growth LT Portfolio
OPERATIONS
Net investment income (loss)	$22,730	$50,791	($213)	($379)	$5,234	$9,375

Net realized gain (loss)	(1,762)	(68,120)	7,748	(2,766)	204,882	54,564

Change in net unrealized appreciation (depreciation)	132,674	450,512	(4,231)	15,933	(164,539)	101,003

Payment by an affiliate (3)	-	-	-	9	-	1

Net Increase in Net Assets Resulting from Operations	153,642	433,183	3,304	12,797	45,577	164,943

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(49,706)	-	-	-	(17,022)

Class P	-	-	-	-	-	-

Net realized gains
Class I	-	-	-	-	(54,565)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	(49,706)	-	-	(54,565)	(17,022)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	29,889	63,193	7,667	23,784	7,729	41,721

Class P	1,712,432	-	10	-	702,691	-

Dividend and distribution reinvestments
Class I	-	49,706	-	-	54,565	17,022

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(1,891,317)	(1,627,107)	(25,991)	(68,189)	(1,162,352)	(188,590)

Class P	(4,220)	-	-	-	(1,581)	-

Net Decrease in Net Assets from Capital Share Transactions	(153,216)	(1,514,208)	(18,314)	(44,405)	(398,948)	(129,847)

NET INCREASE (DECREASE) IN NET ASSETS	426	(1,130,731)	(15,010)	(31,608)	(407,936)	18,074

NET ASSETS
Beginning of Year or Period	2,642,021	3,772,752	149,301	180,909	1,624,438	1,606,364

End of Year or Period	$2,642,447	$2,642,021	$134,291	$149,301	$1,216,502	$1,624,438

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
					Long/Short Large-Cap
	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Portfolio
OPERATIONS
Net investment income (loss)	($1,850)	$170	$27,975	$50,264	$3,944	$13,244

Net realized gain	151,118	159,514	50,222	12,869	179,899	165,499

Change in net unrealized appreciation (depreciation)	(40,057)	21,300	192,317	209,967	(97,492)	(3,140)

Net Increase in Net Assets Resulting from Operations	109,211	180,984	270,514	273,100	86,351	175,603

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	-	-	(45,824)	-	(12,248)

Class P	-	-	-	-	-	-

Net realized gains
Class I	(159,514)	-	(12,868)	-	(165,499)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(159,514)	-	(12,868)	(45,824)	(165,499)	(12,248)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,095	31,519	14,196	39,898	4,975	46,250

Class P	1,170,993	-	2,675,550	-	1,542,225	-

Dividend and distribution reinvestments
Class I	159,514	-	12,868	45,824	165,499	12,248

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(1,328,342)	(126,444)	(2,939,739)	(488,733)	(1,605,640)	(100,504)

Class P	(3,350)	-	(5,252)	-	(3,927)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,910	(94,925)	(242,377)	(403,011)	103,132	(42,006)

NET INCREASE (DECREASE) IN NET ASSETS	(45,393)	86,059	15,269	(175,735)	23,984	121,349

NET ASSETS
Beginning of Year or Period	1,404,213	1,318,154	3,102,910	3,278,645	1,601,862	1,480,513

End of Year or Period	$1,358,820	$1,404,213	$3,118,179	$3,102,910	$1,625,846	$1,601,862

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$6,033	$12,961	$3,192	$18,187	($1,602)	$2,870

Net realized gain	48,093	115,329	222,703	268,885	128,922	74,176

Change in net unrealized appreciation (depreciation)	(9,640)	85,414	(134,319)	124,600	11,704	266,005

Payment by an affiliate (3)	-	-	-	-	-	20

Net Increase in Net Assets Resulting from Operations	44,486	213,704	91,576	411,672	139,024	343,071

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(11,435)	-	(18,274)	-	(2,177)

Class P	-	-	-	-	-	-

Net realized gains
Class I	(115,329)	-	(268,886)	-	(74,196)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(115,329)	(11,435)	(268,886)	(18,274)	(74,196)	(2,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,683	22,837	9,700	29,254	18,253	58,081

Class P	917,454	-	1,538,461	-	945,959	-

Shares issued in connection with acquisition (4)
Class I	-	229,539	-	-	-	-

Class P	-	-	-	-	-	-

Dividend and distribution reinvestments
Class I	115,329	11,435	268,886	18,274	74,196	2,177

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(947,966)	(280,289)	(1,695,120)	(334,286)	(1,153,080)	(266,901)

Class P	(2,595)	-	(2,974)	-	(1,686)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	88,905	(16,478)	118,953	(286,758)	(116,358)	(206,643)

NET INCREASE (DECREASE) IN NET ASSETS	18,062	185,791	(58,357)	106,640	(51,530)	134,251

NET ASSETS
Beginning of Year or Period	1,519,660	1,333,869	2,031,480	1,924,840	1,308,987	1,174,736

End of Year or Period	$1,537,722	$1,519,660	$1,973,123	$2,031,480	$1,257,457	$1,308,987

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
(4)	See Note 16 in Notes to Financial Statements for shares issued in connection with acquisition.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
					Small-Cap Growth
	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Portfolio
OPERATIONS
Net investment income (loss)	$5,357	$12,972	$3,462	$7,201	($2,264)	($3,307)

Net realized gain	134,103	212,605	36,496	161,635	53,304	78,109

Change in net unrealized appreciation (depreciation)	(61,714)	(8,948)	762	(13,341)	3,950	67,161

Payment by an affiliate (3)	-	-	-	39	-	-

Net Increase in Net Assets Resulting from Operations	77,746	216,629	40,720	155,534	54,990	141,963

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(28,787)	(11,264)	-	(6,724)	-	-

Class P	-	-	-	-	-	-

Net realized gains
Class I	(212,605)	-	(161,674)	-	(78,108)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(241,392)	(11,264)	(161,674)	(6,724)	(78,108)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,800	43,082	11,911	603,248	13,304	35,402

Class P	1,105,479	-	1,052,921	-	499,866	-

Dividend and distribution reinvestments
Class I	241,392	11,264	161,674	6,724	78,108	-

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(1,181,805)	(163,316)	(1,060,425)	(380,220)	(566,466)	(124,606)

Class P	(1,973)	-	(1,682)	-	(808)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	177,893	(108,970)	164,399	229,752	24,004	(89,204)

NET INCREASE IN NET ASSETS	14,247	96,395	43,445	378,562	886	52,759

NET ASSETS
Beginning of Year or Period	1,177,255	1,080,860	1,089,369	710,807	658,723	605,964

End of Year or Period	$1,191,502	$1,177,255	$1,132,814	$1,089,369	$659,609	$658,723

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$1,512	$4,204	$3,911	$11,735	($619)	($571)

Net realized gain (loss)	17,075	(16,286)	30,962	81,507	8,365	8,411

Change in net unrealized appreciation	11,146	121,192	9,578	52,456	9,977	11,301

Payment by an affiliate (3)	-	9	-	-	-	7

Net Increase in Net Assets Resulting from Operations	29,733	109,119	44,451	145,698	17,723	19,148

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(3,860)	-	(11,689)	-	-

Class P	-	-	-	-	-	-

Net realized gains
Class I	-	-	(81,508)	-	(8,420)	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	(3,860)	(81,508)	(11,689)	(8,420)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	17,084	46,861	17,413	53,496	16,790	26,425

Class P	62,467	-	360,932	-	10	-

Dividend and distribution reinvestments
Class I	-	3,860	81,508	11,689	8,420	-

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(118,561)	(113,587)	(466,913)	(269,016)	(14,570)	(29,588)

Class P	(108)	-	(608)	-	-	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(39,118)	(62,866)	(7,668)	(203,831)	10,650	(3,163)

NET INCREASE (DECREASE) IN NET ASSETS	(9,385)	42,393	(44,725)	(69,822)	19,953	15,985

NET ASSETS
Beginning of Year or Period	507,364	464,971	612,770	682,592	105,993	90,008

End of Year or Period	$497,979	$507,364	$568,045	$612,770	$125,946	$105,993

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010

	Real Estate Portfolio		Technology Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	($206)	$4,686	($222)	($601)	$7,873	$12,670

Net realized gain	26,579	23,430	4,834	16,460	126,917	210,796

Change in net unrealized appreciation (depreciation)	34,092	137,398	(2,253)	(1,001)	(161,582)	174,855

Payment by an affiliate (3)	-	-	-	19	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	60,465	165,514	2,359	14,877	(26,792)	398,321

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(7,983)	-	-	(11,182)	(18,213)

Class P	-	-	-	-	-	-

Net realized gains
Class I	(23,429)	-	(16,479)	-	-	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(23,429)	(7,983)	(16,479)	-	(11,182)	(18,213)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	19,079	36,629	17,361	25,583	26,043	96,896

Class P	371,557	-	10	-	1,233,080	-

Dividend and distribution reinvestments
Class I	23,429	7,983	16,479	-	11,182	18,213

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(429,881)	(188,419)	(17,899)	(32,294)	(1,348,105)	(374,475)

Class P	(554)	-	-	-	(2,107)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,370)	(143,807)	15,951	(6,711)	(79,907)	(259,366)

NET INCREASE (DECREASE) IN NET ASSETS	20,666	13,724	1,831	8,166	(117,881)	120,742

NET ASSETS
Beginning of Year or Period	624,299	610,575	90,260	82,094	1,853,299	1,732,557

End of Year or Period	$644,965	$624,299	$92,091	$90,260	$1,735,418	$1,853,299

Accumulated Net Investment Loss	N/A	N/A	N/A	N/A	($6,446)	($3,137)

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	International Large-Cap		International Small-Cap		International Value
	Portfolio		Portfolio		Portfolio
OPERATIONS
Net investment income	$30,124	$31,260	$11,891	$11,015	$32,271	$32,996

Net realized gain (loss)	47,010	(59,448)	74,023	63,411	(4,418)	(102,792)

Change in net unrealized appreciation	92,896	260,343	4,947	128,950	71,967	98,644

Payment by an affiliate (3)	-	-	-	-	-	8

Net Increase in Net Assets Resulting from Operations	170,030	232,155	90,861	203,376	99,820	28,856

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(7,615)	(25,770)	(15,069)	(22,933)	(19,410)	(44,310)

Class P	-	-	-	-	-	-

Net realized gains
Class I	-	-	-	-	-	-

Class P	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(7,615)	(25,770)	(15,069)	(22,933)	(19,410)	(44,310)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	17,492	54,118	5,331	32,159	14,545	41,167

Class P	2,144,071	-	1,275,620	-	1,337,413	-

Dividend and distribution reinvestments
Class I	7,615	25,770	15,069	22,933	19,410	44,310

Class P	-	-	-	-	-	-

Cost of shares repurchased
Class I	(2,154,074)	(408,549)	(977,502)	(127,968)	(1,351,670)	(500,272)

Class P	(4,134)	-	(2,202)	-	(2,555)	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,970	(328,661)	316,316	(72,876)	17,143	(414,795)

NET INCREASE (DECREASE) IN NET ASSETS	173,385	(122,276)	392,108	107,567	97,553	(430,249)

NET ASSETS
Beginning of Year or Period	2,479,381	2,601,657	994,606	887,039	1,663,482	2,093,731

End of Year or Period	$2,652,766	$2,479,381	$1,386,714	$994,606	$1,761,035	$1,663,482

Undistributed/Accumulated Net Investment Income (Loss)	$29,599	$7,090	($1,409)	$1,769	$32,241	$19,380

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	See Note 6 in Notes to Financial Statements for payment by an affiliate.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Periods Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	American Funds		Pacific Dynamix - Conservative		Pacific Dynamix - Moderate
	Asset Allocation Portfolio		Growth Portfolio		Growth Portfolio
OPERATIONS
Net investment income	$281	$3,398	$516	$2,164	$821	$2,400

Net realized gain	2,494	3,462	5,032	3,681	2,029	3,993

Change in net unrealized appreciation (depreciation)	9,395	15,723	(271)	1,647	4,867	7,543

Net Increase in Net Assets Resulting from Operations	12,170	22,583	5,277	7,492	7,717	13,936

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	(4,912)	-	-	(2,170)	-	(2,402)

Net realized gains - Class I	(3,461)	-	(1,243)	(2,439)	(1,841)	(2,152)

Net Decrease from Dividends and Distributions to Shareholders	(8,373)	-	(1,243)	(4,609)	(1,841)	(4,554)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	40,458	84,539	20,502	93,280	70,071	83,075

Dividend and distribution reinvestments - Class I	8,373	-	1,243	4,609	1,841	4,554

Cost of shares repurchased - Class I	(10,973)	(17,971)	(50,166)	(12,643)	(9,580)	(9,212)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,858	66,568	(28,421)	85,246	62,332	78,417

NET INCREASE (DECREASE) IN NET ASSETS	41,655	89,151	(24,387)	88,129	68,208	87,799

NET ASSETS
Beginning of Year or Period	228,288	139,137	129,774	41,645	158,070	70,271

End of Year or Period	$269,943	$228,288	$105,387	$129,774	$226,278	$158,070

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Pacific Dynamix -				Portfolio Optimization
	Growth		Portfolio Optimization		Moderate-Conservative
	Portfolio		Conservative Portfolio(3)		Portfolio(3)
OPERATIONS
Net investment income	$212	$1,202	$749		$366

Net realized gain (loss)	1,124	4,435	(151)		(154)

Change in net unrealized appreciation	4,723	5,382	24,392		68,322

Net Increase in Net Assets Resulting from Operations	6,059	11,019	24,990		68,534

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	-	(1,205)	-		-

Net realized gains - Class I	(1,512)	(2,923)	-		-

Net Decrease from Dividends and Distributions to Shareholders	(1,512)	(4,128)	-		-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	51,574	60,056	3,088,244		4,259,240

Dividend and distribution reinvestments - Class I	1,512	4,128	-		-

Cost of shares repurchased - Class I	(5,478)	(16,005)	(16,349)		(14,612)

Net Increase in Net Assets from Capital Share Transactions	47,608	48,179	3,071,895		4,244,628

NET INCREASE IN NET ASSETS	52,155	55,070	3,096,885		4,313,162

NET ASSETS
Beginning of Year or Period	108,426	53,356	-		-

End of Year or Period	$160,581	$108,426	$3,096,885		$4,313,162

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A		N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P. All portfolios presented on this Statements of Changes in Net Assets offer Class I shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization Aggressive-Growth
	Moderate Portfolio (3)		Growth Portfolio (3)		Portfolio (3)
OPERATIONS
Net investment loss	($43)		($322)		($81)

Net realized loss	(543)		(666)		(104)

Change in net unrealized appreciation	392,554		447,060		124,289

Net Increase in Net Assets Resulting from Operations	391,968		446,072		124,104

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	-		-		-

Net realized gains - Class I	-		-		-

Net Decrease from Dividends and Distributions to Shareholders	-		-		-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	15,954,553		13,893,433		3,122,398

Dividend and distribution reinvestments - Class I	-		-		-

Cost of shares repurchased - Class I	(31,241)		(20,133)		(4,506)

Net Increase in Net Assets from Capital Share Transactions	15,923,312		13,873,300		3,117,892

NET INCREASE IN NET ASSETS	16,315,280		14,319,372		3,241,996

NET ASSETS
Beginning of Period	-		-		-

End of Period	$16,315,280		$14,319,372		$3,241,996

Undistributed/Accumulated Net Investment Income (Loss)	N/A		N/A		N/A

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P. All portfolios presented on this Statements of Changes in Net Assets offer Class I shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENT OF CASH FLOWS (1)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

(In thousands)	Long/Short
Large-Cap
Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$86,351

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(2,151,724)

Proceeds from disposition of long-term securities	2,228,303

Purchases to cover securities sold short	(615,364)

Proceeds from securities sold short	613,846

Purchases of short-term securities, net	(15,513)

Increase in cash collateral received for securities on loan (2)	(28,993)

Decrease in dividends and interest receivable	180

Increase in receivable for securities sold	(33,331)

Increase in payable upon return of securities loaned (2)	28,993

Increase in payable for securities purchased	29,789

Increase in accrued advisory fees	99

Decrease in accrued service fees	(18)

Decrease in accrued support service expenses	(13)

Increase in accrued custodian, and portfolio accounting and tax fees	11

Increase in accrued trustees’ fees and expenses and deferred compensation	1

Increase in accrued dividends and interest payable (3)	790

Increase in accrued other payables	29

Change in net unrealized depreciation on investments	98,057

Net realized gain on investment securities	(178,969)

Increase in variation margin on futures contracts	(211)

Net amortization on investments	4

Net cash provided by operating activities	62,317

CASH FLOWS FROM FINANCING ACTIVITIES (4):
Proceeds from shares sold	1,547,051

Payments on shares redeemed	(1,609,266)

Net cash used in financing activities	(62,215)

NET INCREASE IN CASH	102

CASH:
Beginning of Period	-

End of Period	$102

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Long/Short Large-Cap Portfolio has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (See Note 7 in Notes to Financial Statements).
(3)	Interest paid by the Long/Short Large-Cap Portfolio was $1,070.
(4)	Reinvestment of dividends for the Long/Short Large-Cap Portfolio was $165,499.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																		Ratio of
																Ratio of	Ratio of	Net
																Expenses	Expenses	Investment
	Net											Net			Net	After	Before	Income (Loss)
	Asset											Asset			Assets,	Expense	Expense	After Expense
	Value,	Net	Net		Total		Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment	Realized		from		from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income	and Unrealized		Investment		Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)	Gain (Loss)		Operations		Income		Gains	Distributions		Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Cash Management (5)
Class I
2011 (6)	$10.09	$-	$-		$-		$-		$-	$-		$10.09	0.00%		$896,858	0.19%	0.38%	0.00%	NA
2010	10.09	(0.01)	0.01		(-	) (7)	(-	) (7)	-	(-	) (7)	10.09	(0.05%)		861,260	0.32%	0.37%	(0.06%)	NA
2009	10.10	0.02	(0.01)		0.01		(0.02)		-	(0.02)		10.09	0.17%		1,157,560	0.36%	0.36%	0.20%	NA
2008	10.08	0.23	0.01		0.24		(0.22)		-	(0.22)		10.10	2.36%		1,658,923	0.35%	0.35%	2.29%	NA
2007	10.08	0.49	(-	) (7)	0.49		(0.49)		-	(0.49)		10.08	4.99%		1,047,501	0.35%	0.36%	4.83%	NA
2006	10.09	0.47	(0.01)		0.46		(0.47)		-	(0.47)		10.08	4.69%		970,375	0.37%	0.37%	4.63%	NA
Class P
2011 (6), (8)	10.09	-	-		-		-		-	-		10.09	0.00%		39	0.15%	0.18%	0.00%	NA

Diversified Bond (5)
Class I
2011 (6)	$10.01	$0.17	$0.09		$0.26		($0.13)		$-	($0.13)		$10.14	2.56%		$82,796	0.66%	0.66%	3.37%	417.76%
2010	9.54	0.35	0.41	(9)	0.76		(0.29)		-	(0.29)		10.01	8.04	% (9)	2,956,901	0.63%	0.63%	3.48%	889.86%
2009	8.63	0.35	0.89		1.24		(0.33)		-	(0.33)		9.54	14.13%		2,080,046	0.64%	0.64%	3.79%	515.78%
2008	9.77	0.42	(1.19)		(0.77)		(0.37)		-	(0.37)		8.63	(7.80%)		1,859,147	0.63%	0.63%	4.50%	720.07%
2007	10.15	0.50	(0.38)		0.12		(0.48)		(0.02)	(0.50)		9.77	1.32%		2,021,197	0.63%	0.63%	5.02%	925.04%
2006 (10)	10.00	0.33	0.19		0.52		(0.31)		(0.06)	(0.37)		10.15	5.20%		776,087	0.64%	0.64%	4.82%	466.45%
Class P
2011 (6), (8)	10.24	0.10	(0.06)		0.04		(0.10)		-	(0.10)		10.18	0.43%		3,021,103	0.45%	0.45%	5.98%	417.76%

Floating Rate Loan (5)
Class I
2011 (6)	$7.50	$0.24	($0.09)		$0.15		($0.32)		$-	($0.32)		$7.33	2.17%		$85,297	0.91%	1.01%	6.33%	44.55%
2010	7.32	0.45	0.08		0.53		(0.35)		-	(0.35)		7.50	7.27%		1,047,233	0.97%	1.03%	6.03%	97.23%
2009	6.16	0.31	1.17		1.48		(0.32)		-	(0.32)		7.32	24.31%		962,607	1.02%	1.02%	4.44%	71.37%
2008	9.41	0.62	(3.28)		(2.66)		(0.59)		-	(0.59)		6.16	(29.28%)		657,136	1.02%	1.02%	7.35%	32.13%
2007 (11)	10.00	0.43	(0.62)		(0.19)		(0.40)		-	(0.40)		9.41	(1.86%)		772,538	1.03%	1.03%	6.56%	12.05%
Class P
2011 (6), (8)	7.67	0.10	(0.12)		(0.02)		(0.14)		-	(0.14)		7.51	(0.17%)		979,201	0.68%	0.78%	7.95%	44.55%

High Yield Bond (5)
Class I
2011 (6)	$6.41	$0.24	$0.04		$0.28		($0.24)		$-	($0.24)		$6.45	4.44%		$347,504	0.64%	0.64%	7.43%	56.15%
2010	6.06	0.51	0.34	(9)	0.85		(0.50)		-	(0.50)		6.41	14.52	% (9)	1,178,265	0.63%	0.63%	8.06%	120.48%
2009	4.66	0.50	1.33		1.83		(0.43)		-	(0.43)		6.06	39.87%		1,140,825	0.64%	0.64%	9.05%	112.27%
2008	6.58	0.50	(1.92)		(1.42)		(0.50)		-	(0.50)		4.66	(22.20%)		651,950	0.63%	0.63%	8.35%	43.18%
2007	6.93	0.53	(0.36)		0.17		(0.52)		-	(0.52)		6.58	2.44%		792,270	0.63%	0.63%	7.67%	40.57%
2006	6.82	0.50	0.11		0.61		(0.50)		-	(0.50)		6.93	9.42%		838,795	0.64%	0.64%	7.34%	64.84%
Class P
2011 (6), (8)	6.76	0.13	(0.20)		(0.07)		(0.18)		-	(0.18)		6.51	(0.92%)		1,043,313	0.44%	0.44%	11.93%	56.15%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																		Ratio of
																Ratio of	Ratio of	Net
																Expenses	Expenses	Investment
	Net											Net			Net	After	Before	Income (Loss)
	Asset											Asset			Assets,	Expense	Expense	After Expense
	Value,	Net		Net		Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized		from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Inflation Managed (5)
Class I
2011 (6)	$11.80	$0.17		$0.48		$0.65	($0.11)		($0.54)	($0.65)		$11.80	5.61%		$670,317	0.64%	0.64%	2.89%	188.17%
2010	11.06	0.19		0.78		0.97	(0.23)		-	(0.23)		11.80	8.78%		4,598,931	0.63%	0.63%	1.63%	406.13%
2009	9.94	0.27		1.74		2.01	(0.44)		(0.45)	(0.89)		11.06	20.80%		4,333,598	0.64%	0.64%	2.56%	623.14%
2008	11.35	0.44		(1.47)		(1.03)	(0.32)		(0.06)	(0.38)		9.94	(9.34%)		3,983,585	0.63%	0.64%	3.91%	1,070.59%
2007	10.75	0.51		0.56		1.07	(0.47)		-	(0.47)		11.35	10.14%		4,752,429	0.62%	0.62%	4.64%	916.41%
2006	11.50	0.46		(0.42)		0.04	(0.44)		(0.35)	(0.79)		10.75	0.52%		3,387,225	0.63%	0.64%	4.20%	945.17%
Class P
2011 (6), (8)	12.36	0.18		(0.08)		0.10	(0.06)		-	(0.06)		12.40	0.86%		2,152,429	0.43%	0.43%	9.02%	188.17%

Inflation Protected (5), (12)
Class I
2011 (6)	$10.00	$0.12		($0.07)		$0.05	$-		$-	$-		$10.05	0.48%		$1,491	0.64%	0.64%	7.10%	6.70%
Class P
2011 (6), (8)	10.00	0.09		(0.04)		0.05	-		-	-		10.05	0.52%		1,469,087	0.44%	0.44%	5.35%	6.70%

Managed Bond (5)
Class I
2011 (6)	$11.67	$0.17		$0.17		$0.34	($0.05)		($0.41)	($0.46)		$11.55	2.93%		$1,515,761	0.64%	0.64%	2.97%	246.85%
2010	11.08	0.37		0.62	(9)	0.99	(0.40)		-	(0.40)		11.67	8.96	% (9)	6,376,272	0.63%	0.63%	3.20%	618.75%
2009	10.52	0.55		1.54		2.09	(0.75)		(0.78)	(1.53)		11.08	21.01%		5,005,993	0.64%	0.64%	5.03%	744.21%
2008	11.34	0.60		(0.80)		(0.20)	(0.51)		(0.11)	(0.62)		10.52	(1.71%)		4,409,227	0.64%	0.64%	5.39%	1,137.03%
2007	10.92	0.52		0.40		0.92	(0.49)		(0.01)	(0.50)		11.34	8.53%		4,819,028	0.63%	0.64%	4.76%	1,041.87%
2006	10.85	0.47		0.04		0.51	(0.44)		-	(0.44)		10.92	4.81%		3,758,133	0.65%	0.66%	4.35%	835.49%
Class P
2011 (6), (8)	11.96	0.11		(0.06)		0.05	-		-	-		12.01	0.41%		4,830,289	0.44%	0.44%	5.83%	246.85%

Short Duration Bond (5)
Class I
2011 (6)	$9.45	$0.05		$0.03		$0.08	($0.05)		$-	($0.05)		$9.48	0.85%		$228,964	0.66%	0.66%	1.13%	209.34%
2010	9.27	0.14		0.18	(9)	0.32	(0.14)		-	(0.14)		9.45	3.40	% (9)	1,634,017	0.63%	0.63%	1.52%	170.58%
2009	8.81	0.28		0.46		0.74	(0.28)		-	(0.28)		9.27	8.66%		1,446,376	0.64%	0.64%	3.06%	181.12%
2008	9.65	0.36		(0.84)		(0.48)	(0.36)		-	(0.36)		8.81	(5.09%)		1,572,389	0.63%	0.63%	3.80%	117.51%
2007	9.66	0.43		(-	) (7)	0.43	(0.44)		-	(0.44)		9.65	4.47%		1,561,502	0.62%	0.62%	4.49%	64.84%
2006	9.65	0.40		0.01		0.41	(0.40)		-	(0.40)		9.66	4.27%		1,922,941	0.63%	0.63%	4.12%	55.97%
Class P
2011 (6), (8)	9.51	0.04		(0.02)		0.02	(0.04)		-	(0.04)		9.49	0.20%		1,569,421	0.46%	0.46%	2.38%	209.34%

American Funds Growth (5), (13)
Class I
2011 (6)	$8.42	$-	(7)	$0.48		$0.48	$-		$-	$-		$8.90	5.78%		$228,321	0.63%	0.97%	0.01%	0.79%
2010	7.12	0.02		1.28		1.30	(-	) (7)	-	(-	) (7)	8.42	18.26%		996,877	0.63%	0.97%	0.32%	4.44%
2009	6.87	0.01		2.23		2.24	(0.01)		(1.98)	(1.99)		7.12	38.86%		927,858	0.64%	0.98%	0.10%	6.22%
2008	14.40	0.07		(5.70)		(5.63)	(0.06)		(1.84)	(1.90)		6.87	(44.19%)		1,186,214	0.62%	0.96%	0.62%	5.66%
2007	12.92	0.06		1.48		1.54	(0.06)		-	(0.06)		14.40	11.93%		1,558,464	0.53%	0.96%	0.44%	27.54%
2006	11.92	0.06		1.11		1.17	(0.06)		(0.11)	(0.17)		12.92	9.81%		1,648,035	0.38%	0.97%	0.52%	2.48%
Class P
2011 (6), (8)	9.19	(0.01)		(0.27)		(0.28)	-		-	-		8.91	(3.11%)		563,499	0.44%	0.78%	(0.40%)	0.79%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																Ratio of
														Ratio of	Ratio of	Net
														Expenses	Expenses	Investment
	Net										Net		Net	After	Before	Income (Loss)
	Asset										Asset		Assets,	Expense	Expense	After Expense
	Value,	Net		Net	Total	Distributions		Distributions			Value,		End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized	from	from Net		from			End of		Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized	Investment	Investment		Capital	Total		Year or	Total	Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)	Operations	Income		Gains	Distributions		Period	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
American Funds Growth-Income (5), (13)
Class I
2011 (6)	$9.34	$-	(7)	$0.40	$0.40	$-		$-	$-		$9.74	4.28%	$217,373	0.62%	0.96%	0.02%	0.66%
2010	8.41	0.09		0.84	0.93	(-	) (7)	-	(-	) (7)	9.34	11.03%	1,395,152	0.62%	0.96%	1.02%	3.50%
2009	7.27	0.09		1.97	2.06	(0.09)		(0.83)	(0.92)		8.41	30.74%	1,496,349	0.63%	0.97%	1.23%	6.40%
2008	12.47	0.14		(4.75)	(4.61)	(0.14)		(0.45)	(0.59)		7.27	(38.08%)	1,158,811	0.62%	0.96%	1.32%	15.79%
2007	12.07	0.17		0.39	0.56	(0.16)		-	(0.16)		12.47	4.66%	2,072,241	0.54%	0.95%	1.36%	2.21%
2006	10.88	0.17		1.44	1.61	(0.14)		(0.28)	(0.42)		12.07	14.77%	1,589,151	0.38%	0.97%	1.49%	0.89%
Class P
2011 (6), (8)	10.01	(0.01)		(0.26)	(0.27)	-		-	-		9.74	(2.66%)	1,020,682	0.42%	0.76%	(0.38%)	0.66%

Comstock (5)
Class I
2011 (6)	$8.61	$0.06		$0.43	$0.49	$-		($0.07)	($0.07)		$9.03	5.59%	$130,303	0.92%	0.93%	1.33%	18.27%
2010	7.55	0.10		1.06	1.16	(0.10)		-	(0.10)		8.61	15.42%	2,203,641	0.92%	0.92%	1.27%	18.86%
2009	5.94	0.10		1.60	1.70	(0.09)		-	(0.09)		7.55	28.68%	2,107,716	0.93%	0.93%	1.51%	33.85%
2008	10.22	0.17		(3.82)	(3.65)	(0.18)		(0.45)	(0.63)		5.94	(36.79%)	1,479,533	0.92%	0.92%	2.05%	55.85%
2007	10.69	0.18		(0.50)	(0.32)	(0.15)		-	(0.15)		10.22	(3.01%)	2,631,070	0.92%	0.93%	1.61%	25.01%
2006	10.23	0.18		1.42	1.60	(0.16)		(0.98)	(1.14)		10.69	16.33%	1,608,547	0.98%	0.98%	1.72%	28.92%
Class P
2011 (6), (8)	9.45	0.06		(0.41)	(0.35)	-		-	-		9.10	(3.62%)	2,199,265	0.72%	0.74%	4.11%	18.27%

Dividend Growth (5)
Class I
2011 (6)	$9.73	$0.06		$0.59	$0.65	$-		($0.50)	($0.50)		$9.88	6.83%	$150,329	0.91%	0.91%	1.13%	8.31%
2010	8.86	0.11		0.84	0.95	(0.08)		-	(0.08)		9.73	10.77%	1,080,026	0.90%	0.90%	1.20%	68.99%
2009	6.80	0.10		2.10	2.20	(0.14)		-	(0.14)		8.86	32.40%	481,930	0.90%	0.90%	1.43%	56.09%
2008	13.50	0.11		(4.75)	(4.64)	(0.11)		(1.95)	(2.06)		6.80	(39.07%)	680,143	0.89%	0.89%	1.02%	46.85%
2007	13.44	0.10		0.06	0.16	(0.10)		-	(0.10)		13.50	1.19%	1,518,700	0.89%	0.89%	0.72%	44.56%
2006	12.35	0.09		1.38	1.47	(0.09)		(0.29)	(0.38)		13.44	11.97%	1,659,020	0.93%	0.93%	0.69%	25.19%
Class P
2011 (6), (8)	10.61	0.06		(0.27)	(0.21)	-		-	-		10.40	(1.97%)	948,120	0.72%	0.72%	3.70%	8.31%

Equity Index (5)
Class I
2011 (6)	$27.47	$0.24		$1.37	$1.61	$-		$-	$-		$29.08	5.88%	$863,941	0.29%	0.29%	1.68%	1.84%
2010	24.38	0.44		3.17	3.61	(0.52)		-	(0.52)		27.47	14.81%	2,642,021	0.28%	0.28%	1.75%	5.23%
2009	19.59	0.44		4.72	5.16	(0.37)		-	(0.37)		24.38	26.36%	3,772,752	0.28%	0.28%	2.04%	4.53%
2008	33.65	0.59		(12.78)	(12.19)	(0.53)		(1.34)	(1.87)		19.59	(37.35%)	1,738,885	0.28%	0.28%	2.17%	6.21%
2007	32.59	0.60		1.11	1.71	(0.65)		-	(0.65)		33.65	5.23%	2,123,411	0.27%	0.27%	1.76%	5.19%
2006	29.56	0.53		4.01	4.54	(0.56)		(0.95)	(1.51)		32.59	15.52%	2,405,696	0.28%	0.28%	1.70%	5.56%
Class P
2011 (6), (8)	29.93	0.14		(0.98)	(0.84)	-		-	-		29.09	(2.80%)	1,778,506	0.09%	0.09%	3.02%	1.84%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																	Ratio of
															Ratio of	Ratio of	Net
															Expenses	Expenses	Investment
	Net										Net			Net	After	Before	Income (Loss)
	Asset										Asset			Assets,	Expense	Expense	After Expense
	Value,	Net		Net	Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized	from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized	Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)	Operations	Income		Gains	Distributions		Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Focused 30 (5)
Class I
2011 (6)	$12.49	($0.02)		$0.33	$0.31	$-		$-	$-		$12.80	2.41%		$134,281	1.06%	1.06%	(0.29%)	31.96%
2010	11.32	(0.03)		1.20 (9)	1.17	-		-	-		12.49	10.35	% (9)	149,301	0.99%	0.99%	(0.24%)	36.37%
2009	7.53	(0.01)		3.80	3.79	-		-	-		11.32	50.43%		180,909	0.96%	0.97%	(0.12%)	35.37%
2008	16.12	(0.01)		(7.64)	(7.65)	(0.01)		(0.93)	(0.94)		7.53	(50.14%)		355,475	0.96%	0.96%	(0.05%)	62.01%
2007	12.27	0.07		3.83	3.90	(0.05)		-	(0.05)		16.12	31.84%		374,199	0.96%	0.96%	0.51%	24.37%
2006	9.92	0.04		2.32	2.36	(0.01)		-	(0.01)		12.27	23.71%		245,458	1.01%	1.02%	0.36%	35.56%
Class P
2011 (6), (8)	13.21	(-	) (7)	(0.41)	(0.41)	-		-	-		12.80	(3.11%)		10	0.89%	0.89%	(0.17%)	31.96%

Growth LT (5)
Class I
2011 (6)	$19.85	$0.06		$0.71	$0.77	$-		($0.70)	($0.70)		$19.92	4.00%		$481,255	0.79%	0.79%	0.62%	53.07%
2010	18.04	0.11		1.90 (9)	2.01	(0.20)		-	(0.20)		19.85	11.24	% (9)	1,624,438	0.78%	0.78%	0.61%	46.73%
2009	13.29	0.09		4.82	4.91	(0.16)		-	(0.16)		18.04	37.28%		1,606,364	0.78%	0.78%	0.60%	59.65%
2008	26.10	0.13		(9.78)	(9.65)	(0.10)		(3.06)	(3.16)		13.29	(40.95%)		1,247,198	0.78%	0.78%	0.68%	68.02%
2007	22.66	0.16		3.39	3.55	(0.11)		-	(0.11)		26.10	15.63%		1,956,132	0.77%	0.78%	0.66%	66.24%
2006	20.78	0.09		1.92	2.01	(0.13	) (14)	-	(0.13	) (14)	22.66	9.72%		1,865,500	0.78%	0.78%	0.43%	59.07%
Class P
2011 (6), (8)	21.27	0.13		(0.75)	(0.62)	-		-	-		20.65	(2.89%)		735,247	0.60%	0.60%	3.92%	53.07%

Large-Cap Growth (5)
Class I
2011 (6)	$5.92	($0.01)		$0.47	$0.46	$-		($0.72)	($0.72)		$5.66	8.22%		$130,861	0.92%	0.94%	(0.26%)	40.54%
2010	5.17	-	(7)	0.75	0.75	-		-	-		5.92	14.53%		1,404,213	0.91%	0.93%	0.01%	98.13%
2009	3.68	-	(7)	1.49	1.49	(-	)(7)	-	(-	) (7)	5.17	40.50%		1,318,154	0.94%	0.95%	0.06%	119.32%
2008	9.38	(0.01)		(4.02)	(4.03)	-		(1.67)	(1.67)		3.68	(50.47%)		532,148	0.94%	0.94%	(0.15%)	184.06%
2007	7.71	(0.01)		1.68	1.67	-		-	-		9.38	21.63%		1,027,136	0.95%	0.95%	(0.17%)	149.35%
2006	8.03	0.01		(0.32)	(0.31)	(0.01	) (14)	-	(0.01	) (14)	7.71	(3.82%)		1,585,864	0.98%	0.98%	0.14%	158.74%
Class P
2011 (6), (8)	6.52	(-	) (7)	(0.11)	(0.11)	-		-	-		6.41	(1.64%)		1,227,959	0.72%	0.75%	(0.24%)	40.54%

Large-Cap Value (5)
Class I
2011 (6)	$11.29	$0.10		$0.90	$1.00	$-		($0.05)	($0.05)		$12.24	8.95%		$338,434	0.83%	0.83%	1.73%	6.31%
2010	10.50	0.17		0.79	0.96	(0.17)		-	(0.17)		11.29	9.08%		3,102,910	0.82%	0.82%	1.66%	17.37%
2009	8.68	0.21		1.80	2.01	(0.19)		-	(0.19)		10.50	23.13%		3,278,645	0.82%	0.82%	2.23%	20.75%
2008	14.21	0.21		(5.03)	(4.82)	(0.21)		(0.50)	(0.71)		8.68	(34.80%)		2,065,312	0.82%	0.82%	1.80%	37.42%
2007	13.89	0.19		0.30	0.49	(0.17)		-	(0.17)		14.21	3.54%		3,057,065	0.83%	0.83%	1.28%	19.19%
2006	13.22	0.17		2.06	2.23	(0.17)		(1.39)	(1.56)		13.89	17.58%		2,583,466	0.88%	0.88%	1.27%	28.83%
Class P
2011 (6), (8)	12.48	0.06		(0.24)	(0.18)	-		-	-		12.30	(1.47%)		2,779,745	0.63%	0.63%	3.18%	6.31%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																Ratio of
												Ratio of		Ratio of		Net
												Expenses		Expenses		Investment
	Net							Net			Net	After		Before		Income (Loss)
	Asset							Asset			Assets,	Expense		Expense		After Expense
	Value,	Net	Net	Total	Distributions	Distributions		Value,			End of	Reductions		Reductions		Reductions
	Beginning of	Investment	Realized	from	from Net	from		End of			Year or	to Average		to Average		To Average	Portfolio
	Year or	Income	and Unrealized	Investment	Investment	Capital	Total	Year or	Total		Period	Net		Net		Net	Turnover
For the Year or Period Ended	Period	(Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	Period	Returns (2)		(in thousands)	Assets (3), (4)		Assets (4)		Assets (4)	Rates
Long/Short Large-Cap (5)
Class I
2011 (6)	$9.24	$0.02	$0.41	$0.43	$-	($1.01)	($1.01)	$8.66	4.90%		$24,502	1.72	% (15)	1.80	% (15)	0.49%	170.48	% (15)
2010	8.30	0.08	0.93	1.01	(0.07)	-	(0.07)	9.24	12.22%		1,601,862	1.58	% (15)	1.70	% (15)	0.89%	245.15	% (15)
2009	6.55	0.07	1.74	1.81	(0.06)	-	(0.06)	8.30	27.56%		1,480,513	1.53	% (15)	1.68	% (15)	0.95%	267.22	% (15)
2008 (16)	10.00	0.05	(3.45)	(3.40)	(0.05)	-	(0.05)	6.55	(33.98%)		727,357	1.63	% (15)	1.76	% (15)	0.95%	181.49	% (15)
Class P
2011 (6), (8)	10.08	0.01	(0.35)	(0.34)	-	-	-	9.74	(3.38%)		1,601,344	4.16	% (15)	4.16	% (15)	0.43%	170.48	% (15)

Main Street Core (5)
Class I
2011 (6)	$19.40	$0.08	$0.43	$0.51	$-	($1.55)	($1.55)	$18.36	2.83%		$584,427	0.69%		0.69%		0.79%	26.00%
2010	16.83	0.18	2.54	2.72	(0.15)	-	(0.15)	19.40	16.14%		1,519,660	0.68%		0.68%		1.02%	61.54%
2009	13.19	0.20	3.67	3.87	(0.23)	-	(0.23)	16.83	29.36%		1,333,869	0.68%		0.68%		1.43%	122.82%
2008	24.96	0.27	(9.12)	(8.85)	(0.26)	(2.66)	(2.92)	13.19	(38.87%)		1,431,141	0.68%		0.68%		1.39%	132.71%
2007	24.19	0.32	0.75	1.07	(0.30)	-	(0.30)	24.96	4.40%		2,552,874	0.67%		0.67%		1.26%	107.84%
2006	21.26	0.26	2.96	3.22	(0.29)	-	(0.29)	24.19	15.18%		2,185,287	0.68%		0.68%		1.15%	106.18%
Class P
2011 (6), (8)	20.50	0.05	(0.59)	(0.54)	-	-	-	19.96	(2.66%)		953,295	0.51%		0.51%		1.42%	26.00%

Mid-Cap Equity (5)
Class I
2011 (6)	$14.72	$0.02	$0.59	$0.61	$-	($2.09)	($2.09)	$13.24	4.54%		$381,673	0.91%		0.91%		0.31%	35.98%
2010	12.03	0.12	2.70	2.82	(0.13)	-	(0.13)	14.72	23.49%		2,031,480	0.88%		0.88%		0.96%	70.08%
2009	8.70	0.09	3.36	3.45	(0.12)	-	(0.12)	12.03	39.65%		1,924,840	0.88%		0.88%		0.98%	70.53%
2008	17.16	0.22	(6.14)	(5.92)	(0.20)	(2.34)	(2.54)	8.70	(39.00%)		2,707,175	0.88%		0.88%		1.62%	90.83%
2007	17.68	0.15	(0.53)	(0.38)	(0.14)	-	(0.14)	17.16	(2.15%)		4,392,608	0.87%		0.87%		0.78%	78.69%
2006	18.08	0.11	2.41	2.52	(0.12)	(2.80)	(2.92)	17.68	14.97%		3,989,424	0.88%		0.88%		0.64%	62.35%
Class P
2011 (6), (8)	15.91	0.01	(0.53)	(0.52)	-	-	-	15.39	(3.27%)		1,591,450	0.72%		0.72%		0.58%	35.98%

Mid-Cap Growth (5)
Class I
2011 (6)	$10.03	($0.01)	$1.11	$1.10	$-	($0.62)	($0.62)	$10.51	11.33%		$266,854	0.95%		0.95%		(0.20%)	15.79%
2010	7.53	0.02	2.50 (9)	2.52	(0.02)	-	(0.02)	10.03	33.32	% (9)	1,308,987	0.96%		0.96%		0.24%	41.35%
2009	4.75	0.02	2.79	2.81	(0.02)	(0.01)	(0.03)	7.53	59.33%		1,174,736	0.95%		0.95%		0.37%	38.88%
2008	10.53	0.01	(4.58)	(4.57)	(0.01)	(1.20)	(1.21)	4.75	(48.36%)		590,771	0.93%		0.93%		0.16%	41.40%
2007	8.60	0.05	1.92	1.97	(0.04)	-	(0.04)	10.53	22.92%		1,454,146	0.92%		0.92%		0.48%	65.96%
2006	8.04	0.02	0.70	0.72	(0.02)	(0.14)	(0.16)	8.60	8.93%		1,070,351	0.93%		0.93%		0.24%	67.25%
Class P
2011 (6), (8)	11.45	(0.04)	(0.25)	(0.29)	-	-	-	11.16	(2.54%)		990,603	0.75%		0.75%		(2.42%)	15.79%

Mid-Cap Value (5)
Class I
2011 (6)	$14.32	$0.06	$0.79	$0.85	($0.37)	($2.74)	($3.11)	$12.06	6.54%		$44,570	0.92%		0.92%		0.85%	77.92%
2010	11.93	0.15	2.38	2.53	(0.14)	-	(0.14)	14.32	21.20%		1,177,255	0.92%		0.92%		1.20%	118.20%
2009 (17)	10.00	0.11	2.84	2.95	(0.07)	(0.95)	(1.02)	11.93	29.33%		1,080,860	0.93%		0.93%		0.96%	128.86%
Class P
2011 (6), (8)	15.73	0.07	(0.53)	(0.46)	-	-	-	15.27	(2.91%)		1,146,932	0.73%		0.73%		2.96%	77.92%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																Ratio of
														Ratio of	Ratio of	Net
														Expenses	Expenses	Investment
	Net									Net			Net	After	Before	Income (Loss)
	Asset									Asset			Assets,	Expense	Expense	After Expense
	Value,	Net	Net	Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment	Realized	from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income	and Unrealized	Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)	Gain (Loss)	Operations	Income		Gains	Distributions		Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Small-Cap Equity (5)
Class I
2011 (6)	$14.26	$0.04	$0.37	$0.41	$-		($2.23)	($2.23)		$12.44	3.39%		$40,443	1.01%	1.01%	0.57%	13.42%
2010	11.95	0.10	2.30 (9)	2.40	(0.09)		-	(0.09)		14.26	20.11	% (9)	1,089,369	0.99%	0.99%	0.81%	133.53%
2009	9.23	0.08	2.72	2.80	(0.08)		-	(0.08)		11.95	30.22%		710,807	1.00%	1.00%	0.81%	78.87%
2008	12.79	0.07	(3.36)	(3.29)	(0.06)		(0.21)	(0.27)		9.23	(26.11%)		612,126	0.97%	0.98%	0.63%	132.45%
2007	12.08	0.04	0.70	0.74	(0.03)		-	(0.03)		12.79	6.04%		437,250	0.97%	0.98%	0.30%	81.01%
2006	11.14	0.05	2.03	2.08	(0.08)		(1.06)	(1.14)		12.08	18.68%		98,735	1.01%	1.01%	0.42%	98.72%
Class P
2011 (6), (8)	15.52	0.08	(0.83)	(0.75)	-		-	-		14.77	(4.81%)		1,092,371	0.82%	0.82%	3.44%	13.42%

Small-Cap Growth (5)
Class I
2011 (6)	$11.86	($0.04)	$0.98	$0.94	$-		($1.49)	($1.49)		$11.31	8.58%		$139,350	0.87%	0.87%	(0.67%)	29.78%
2010	9.41	(0.06)	2.51	2.45	-		-	-		11.86	26.01%		658,723	0.84%	0.84%	(0.55%)	56.21%
2009	6.39	(0.02)	3.04	3.02	-		-	-		9.41	47.44%		605,964	0.84%	0.84%	(0.31%)	88.02%
2008	13.30	(0.02)	(5.84)	(5.86)	-		(1.05)	(1.05)		6.39	(47.11%)		552,477	0.83%	0.83%	(0.18%)	68.49%
2007	11.56	(0.02)	1.76	1.74	-		-	-		13.30	15.10%		839,451	0.83%	0.83%	(0.14%)	133.93%
2006	11.03	0.02	0.54	0.56	(0.03	) (14)	-	(0.03	) (14)	11.56	5.07%		479,758	0.83%	0.84%	0.19%	48.14%
Class P
2011 (6), (8)	13.58	(0.01)	(0.69)	(0.70)	-		-	-		12.88	(5.12%)		520,259	0.69%	0.69%	(0.43%)	29.78%

Small-Cap Index (5)
Class I
2011 (6)	$11.58	$0.03	$0.67	$0.70	$-		$-	$-		$12.28	6.03%		$433,269	0.57%	0.57%	0.58%	11.80%
2010	9.23	0.09	2.35 (9)	2.44	(0.09)		-	(0.09)		11.58	26.42	% (9)	507,364	0.56%	0.56%	0.91%	13.80%
2009	7.80	0.10	1.97	2.07	(0.10)		(0.54)	(0.64)		9.23	28.19%		464,971	0.54%	0.54%	1.22%	17.81%
2008	13.66	0.16	(4.61)	(4.45)	(0.23)		(1.18)	(1.41)		7.80	(35.03%)		419,520	0.53%	0.53%	1.42%	25.38%
2007	14.13	0.21	(0.49)	(0.28)	(0.19)		-	(0.19)		13.66	(2.02%)		1,542,179	0.52%	0.52%	1.46%	16.96%
2006	14.29	0.17	2.39	2.56	(0.24)		(2.48)	(2.72)		14.13	17.79%		1,160,799	0.53%	0.53%	1.06%	17.47%
Class P
2011 (6), (8)	12.83	0.08	(0.62)	(0.54)	-		-	-		12.29	(4.24%)		64,710	0.47%	0.47%	3.97%	11.80%

Small-Cap Value (5)
Class I
2011 (6)	$13.70	$0.09	$0.89	$0.98	$-		($1.93)	($1.93)		$12.75	7.72%		$194,958	1.01%	1.01%	1.25%	10.27%
2010	11.15	0.23	2.59	2.82	(0.27)		-	(0.27)		13.70	25.34%		612,770	0.99%	0.99%	1.94%	21.23%
2009	8.95	0.27	2.17	2.44	(0.24)		-	(0.24)		11.15	27.18%		682,592	0.99%	0.99%	2.77%	33.52%
2008	14.40	0.31	(3.99)	(3.68)	(0.30)		(1.47)	(1.77)		8.95	(28.23%)		437,945	0.98%	0.98%	2.52%	46.91%
2007	14.26	0.30	0.14	0.44	(0.30)		-	(0.30)		14.40	3.14%		593,091	0.97%	0.97%	1.96%	36.80%
2006	16.15	0.33	2.52	2.85	(0.34)		(4.40)	(4.74)		14.26	19.75%		598,036	0.98%	0.98%	2.13%	30.45%
Class P
2011 (6), (8)	15.23	0.05	(0.51)	(0.46)	-		-	-		14.77	(3.08%)		373,087	0.85%	0.85%	2.17%	10.27%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																	Ratio of
															Ratio of	Ratio of	Net
															Expenses	Expenses	Investment
	Net										Net			Net	After	Before	Income (Loss)
	Asset										Asset			Assets,	Expense	Expense	After Expense
	Value,	Net		Net	Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized	from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized	Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)	Operations	Income		Gains	Distributions		Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Health Sciences (5)
Class I
2011 (6)	$11.57	($0.07)		$2.03	$1.96	$-		($0.91)	($0.91)		$12.62	17.14%		$125,936	1.16%	1.16%	(1.08%)	39.19%
2010	9.38	(0.06)		2.25 (9)	2.19	-		-	-		11.57	23.34	% (9)	105,993	1.15%	1.15%	(0.61%)	61.99%
2009	7.38	(0.04)		2.05	2.01	(0.01)		-	(0.01)		9.38	27.23%		90,008	1.17%	1.17%	(0.55%)	59.57%
2008	12.08	0.13		(3.21)	(3.08)	(0.12)		(1.50)	(1.62)		7.38	(28.16%)		82,105	1.13%	1.13%	1.33%	99.46%
2007	10.37	(0.05)		1.76	1.71	-		-	-		12.08	16.47%		139,727	1.14%	1.14%	(0.45%)	81.23%
2006	10.99	(0.06)		0.91	0.85	-		(1.47)	(1.47)		10.37	8.11%		126,596	1.16%	1.17%	(0.52%)	109.64%
Class P
2011 (6), (8)	13.61	(0.02)		(0.03)	(0.05)	-		-	-		13.56	(0.36%)		10	0.99%	0.99%	(0.94%)	39.19%

Real Estate (5)
Class I
2011 (6)	$14.56	$-	(7)	$1.42	$1.42	$-		($0.56)	($0.56)		$15.42	9.82%		$263,715	1.10%	1.10%	0.01%	11.05%
2010	11.30	0.10		3.35	3.45	(0.19)		-	(0.19)		14.56	30.54%		624,299	1.07%	1.07%	0.78%	18.97%
2009	8.78	0.11		2.68	2.79	(0.19)		(0.08)	(0.27)		11.30	32.27%		610,575	1.07%	1.07%	1.27%	30.19%
2008	21.74	0.50		(7.01)	(6.51)	(0.55)		(5.90)	(6.45)		8.78	(39.99%)		462,511	1.06%	1.06%	2.99%	45.75%
2007	26.27	0.36		(4.61)	(4.25)	(0.28)		-	(0.28)		21.74	(16.16%)		974,207	1.07%	1.08%	1.40%	43.63%
2006	23.59	0.54		7.75	8.29	(0.79)		(4.82)	(5.61)		26.27	38.06%		1,218,244	1.13%	1.13%	2.07%	23.59%
Class P
2011 (6), (8)	16.29	(0.14)		(0.15)	(0.29)	-		-	-		16.00	(1.79%)		381,250	0.92%	0.92%	(5.48%)	11.05%

Technology (5)
Class I
2011 (6)	$5.53	($0.01)		$0.14	$0.13	$-		($1.01)	($1.01)		$4.65	2.87%		$92,081	1.16%	1.16%	(0.46%)	41.86%
2010	4.55	(0.04)		1.02 (9)	0.98	-		-	-		5.53	21.50	% (9)	90,260	1.19%	1.19%	(0.76%)	216.41%
2009	2.98	(0.02)		1.59	1.57	-		-	-		4.55	52.57%		82,094	1.15%	1.15%	(0.56%)	243.87%
2008	7.67	(0.02)		(3.42)	(3.44)	(0.01)		(1.24)	(1.25)		2.98	(51.64%)		44,417	1.16%	1.16%	(0.31%)	283.57%
2007	6.23	0.01		1.43	1.44	(-	) (7)	-	(-	) (7)	7.67	23.03%		133,131	1.15%	1.15%	0.17%	276.44%
2006	5.70	(0.04)		0.57	0.53	-		-	-		6.23	9.34%		100,238	1.17%	1.18%	(0.68%)	336.86%
Class P
2011 (6), (8)	5.86	(-	) (7)	(0.17)	(0.17)	-		-	-		5.69	(2.91%)		10	0.99%	0.99%	(0.18%)	41.86%

Emerging Markets (5)
Class I
2011 (6)	$17.08	$0.07		($0.30)	($0.23)	($0.11)		$-	($0.11)		$16.74	(1.37%)		$461,568	1.06%	1.06%	0.85%	18.39%
2010	13.60	0.11		3.54	3.65	(0.17)		-	(0.17)		17.08	27.02%		1,853,299	1.05%	1.05%	0.77%	32.63%
2009	8.80	0.11		6.72	6.83	(0.10)		(1.93)	(2.03)		13.60	84.79%		1,732,557	1.06%	1.06%	1.02%	46.50%
2008	20.96	0.27		(8.91)	(8.64)	(0.23)		(3.29)	(3.52)		8.80	(47.68%)		1,021,715	1.06%	1.07%	1.76%	64.43%
2007	19.17	0.23		5.55	5.78	(0.21)		(3.78)	(3.99)		20.96	33.09%		2,142,742	1.08%	1.08%	1.14%	59.20%
2006	18.42	0.19		3.83	4.02	(0.14)		(3.13)	(3.27)		19.17	24.40%		1,541,070	1.22%	1.22%	1.04%	86.15%
Class P
2011 (6), (8)	17.53	0.11		(0.79)	(0.68)	-		-	-		16.85	(3.85%)		1,273,850	0.87%	0.87%	4.17%	18.39%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

														Ratio of
												Ratio of	Ratio of	Net
												Expenses	Expenses	Investment
	Net							Net			Net	After	Before	Income
	Asset							Asset			Assets,	Expense	Expense	After Expense
	Value,		Net	Total	Distributions	Distributions		Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Net	Realized	from	from Net	from		End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Investment	and Unrealized	Investment	Investment	Capital	Total	Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	Income	Gain (Loss)	Operations	Income	Gains	Distributions	Period	Returns (2)		(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
International Large-Cap (5)
Class I
2011 (6)	$6.63	$0.08	$0.37	$0.45	($0.02)	$-	($0.02)	$7.06	6.74%		$414,896	1.00%	1.00%	2.30%	16.40%
2010	6.07	0.08	0.55	0.63	(0.07)	-	(0.07)	6.63	10.38%		2,479,381	1.00%	1.00%	1.31%	24.51%
2009	4.61	0.09	1.45	1.54	(0.08)	-	(0.08)	6.07	33.61%		2,601,657	1.00%	1.00%	1.72%	16.29%
2008	9.49	0.13	(2.88)	(2.75)	(0.15)	(1.98)	(2.13)	4.61	(35.35%)		2,084,245	0.99%	0.99%	1.90%	31.12%
2007	10.58	0.18	0.77	0.95	(0.15)	(1.89)	(2.04)	9.49	9.26%		3,214,956	1.03%	1.03%	1.78%	41.37%
2006	8.80	0.28	2.06	2.34	(0.27)	(0.29)	(0.56)	10.58	27.00%		4,074,030	1.11%	1.11%	2.84%	50.66%
Class P
2011 (6), (8)	7.35	0.09	(0.36)	(0.27)	-	-	-	7.08	(3.65%)		2,237,870	0.79%	0.79%	7.78%	16.40%

International Small-Cap (5)
Class I
2011 (6)	$8.44	$0.10	$0.52	$0.62	($0.14)	$-	($0.14)	$8.92	7.45%		$47,643	1.06%	1.08%	2.32%	35.57%
2010	6.94	0.09	1.60	1.69	(0.19)	-	(0.19)	8.44	24.86%		994,606	1.10%	1.10%	1.25%	91.33%
2009	5.40	0.09	1.54	1.63	(0.09)	-	(0.09)	6.94	30.28%		887,039	1.10%	1.10%	1.56%	127.50%
2008	10.67	0.17	(5.27)	(5.10)	(0.17)	-	(0.17)	5.40	(47.84%)		595,375	1.08%	1.09%	2.02%	92.42%
2007	10.30	0.14	0.35	0.49	(0.12)	-	(0.12)	10.67	4.73%		1,050,457	1.09%	1.09%	1.27%	98.03%
2006 (10)	10.00	0.04	0.27	0.31	(0.01)	-	(0.01)	10.30	3.11%		754,823	1.12%	1.13%	0.68%	51.08%
Class P
2011 (6), (8)	9.33	0.06	(0.32)	(0.26)	-	-	-	9.07	(2.79%)		1,339,071	0.83%	0.85%	3.86%	35.57%

International Value (5)
Class I
2011 (6)	$10.92	$0.22	$0.41	$0.63	($0.13)	$-	($0.13)	$11.42	5.86%		$356,489	0.90%	0.90%	3.85%	34.06%
2010	10.95	0.20	0.06 (9)	0.26	(0.29)	-	(0.29)	10.92	2.59	% (9)	1,663,482	0.89%	0.89%	1.89%	136.26%
2009	8.73	0.27	2.17	2.44	(0.22)	-	(0.22)	10.95	28.00%		2,093,731	0.89%	0.90%	2.91%	44.16%
2008	18.34	0.47	(8.92)	(8.45)	(0.40)	(0.76)	(1.16)	8.73	(47.78%)		2,227,716	0.88%	0.89%	3.30%	29.66%
2007	19.71	0.41	0.92	1.33	(0.38)	(2.32)	(2.70)	18.34	6.24%		3,974,424	0.88%	0.88%	2.07%	18.46%
2006	15.91	0.37	3.72	4.09	(0.29)	-	(0.29)	19.71	25.69%		2,827,040	0.91%	0.91%	2.07%	107.15%
Class P
2011 (6), (8)	12.05	0.03	(0.52)	(0.49)	-	-	-	11.56	(4.08%)		1,404,546	0.70%	0.70%	1.80%	34.06%

American Funds Asset Allocation (5), (13)
Class I
2011 (6)	$14.30	$0.02	$0.72	$0.74	($0.28)	($0.20)	($0.48)	$14.56	5.20%		$269,943	0.64%	0.98%	0.23%	3.48%
2010	12.76	0.24	1.30	1.54	-	-	-	14.30	12.04%		228,288	0.64%	0.98%	1.87%	9.22%
2009 (18)	10.00	0.38	2.60	2.98	(0.22)	-	(0.22)	12.76	29.81%		139,137	0.66%	1.00%	3.50%	25.11%

Pacific Dynamix - Conservative Growth (5)
Class I
2011 (6)	$11.91	$0.05	$0.38	$0.43	$-	($0.15)	($0.15)	$12.19	3.65%		$105,387	0.39%	0.44%	0.80%	16.68%
2010	11.19	0.38	0.77	1.15	(0.20)	(0.23)	(0.43)	11.91	10.28%		129,774	0.41%	0.50%	3.21%	21.69%
2009 (19)	10.00	0.20	1.22	1.42	(0.12)	(0.11)	(0.23)	11.19	14.25%		41,645	0.46%	0.67%	2.67%	7.00%

Pacific Dynamix - Moderate Growth (5)
Class I
2011 (6)	$12.79	$0.06	$0.50	$0.56	$-	($0.11)	($0.11)	$13.24	4.39%		$226,278	0.37%	0.43%	0.86%	4.28%
2010	11.77	0.27	1.13	1.40	(0.20)	(0.18)	(0.38)	12.79	11.92%		158,070	0.39%	0.48%	2.19%	10.34%
2009 (19)	10.00	0.18	1.78	1.96	(0.11)	(0.08)	(0.19)	11.77	19.60%		70,271	0.43%	0.58%	2.41%	1.13%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

														Ratio of
												Ratio of	Ratio of	Net
												Expenses	Expenses	Investment
	Net								Net		Net	After	Before	Income (Loss)
	Asset								Asset		Assets,	Expense	Expense	After Expense
	Value,	Net		Net	Total	Distributions	Distributions		Value,		End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized	from	from Net	from		End of		Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized	Investment	Investment	Capital	Total	Year or	Total	Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)	Operations	Income	Gains	Distributions	Period	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
Pacific Dynamix - Growth (5)
Class I
2011 (6)	$13.23	$0.02		$0.63	$0.65	$-	($0.14)	($0.14)	$13.74	4.91%	$160,581	0.36%	0.44%	0.32%	3.20%
2010	12.10	0.20		1.47	1.67	(0.16)	(0.38)	(0.54)	13.23	13.82%	108,426	0.38%	0.50%	1.58%	22.35%
2009 (19)	10.00	0.12		2.32	2.44	(0.09)	(0.25)	(0.34)	12.10	24.34%	53,356	0.42%	0.60%	1.57%	13.58%

Portfolio Optimization Conservative (5), (12)
Class I
2011 (6)	$10.00	$0.03		($0.07)	($0.04)	$-	$-	$-	$9.96	(0.41%)	$3,096,885	0.23%	0.35%	1.62%	1.02%

Portfolio Optimization Moderate-Conservative (5), (12)
Class I
2011 (6)	$10.00	$0.01		($0.10)	($0.09)	$-	$-	$-	$9.91	(0.91%)	$4,313,162	0.23%	0.34%	0.65%	0.61%

Portfolio Optimization Moderate (5), (12)
Class I
2011 (6)	$10.00	($-	) (7)	($0.15)	($0.15)	$-	$-	$-	$9.85	(1.52%)	$16,315,280	0.23%	0.33%	(0.02%)	0.37%

Portfolio Optimization Growth (5), (12)
Class I
2011 (6)	$10.00	($-	) (7)	($0.21)	($0.21)	$-	$-	$-	$9.79	(2.12%)	$14,319,372	0.23%	0.33%	(0.20%)	0.29%

Portfolio Optimization Aggressive-Growth (5), (12)
Class I
2011 (6)	$10.00	($-	) (7)	($0.27)	($0.27)	$-	$-	$-	$9.73	(2.67%)	$3,241,996	0.23%	0.36%	(0.22%)	0.27%

(1)	The Fund adopted a Multi-Class Plan (the “Plan”) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, under which the Fund offers two separate share classes, Class I and Class P. Under the Plan, the first thirty-three portfolios included in this Financial Highlights currently offer both Class I and Class P shares and the remaining nine portfolios currently offer Class I shares only (see Note 1 in the Note to Financial Statements).
(2)	Total returns for periods of less than one full year are not annualized.
(3)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 5 in Notes to the Financial Statements.
(4)	The ratios for periods of less than one full year are annualized.
(5)	Per share amounts have been calculated using the average shares method.
(6)	Unaudited for the six-month period ended June 30, 2011.
(7)	Amount represents less than $0.005 per share.
(8)	Class Operations commenced on May 2, 2011.
(9)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Fund that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008 (See Note 7 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

	Payment by	Payment by
	Affiliate Impact to	Affiliate Impact to
Portfolio	Portfolio Per Share	Total Return
Diversified Bond	$0.00	0.00%
High Yield Bond	$0.00	0.00%
Manage Bond	$0.00	0.01%
Short Duration Bond	$0.00	0.00%
Focused 30	$0.00	0.01%
Growth LT	$0.00	0.00%
Mid-Cap Growth	$0.00	0.01%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
Health Sciences	$0.00	0.01%
Technology	$0.00	0.02%
International Value	$0.00	0.01%

See Notes to Financial Statements	See explanation of references on B-37 and B-38

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)

(10)	The Diversified Bond and International Small-Cap Portfolios commenced operations on May 1, 2006.
(11)	The Floating Rate Loan Portfolio commenced operations on May 1, 2007.
(12)	The Inflation Protected, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(13)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth Portfolio for the years ended 2006, 2007, 2008, 2009, 2010 and the six-month period ended June 30, 2011 were 35%, 40%, 26%, 37%, 28% and 10%, respectively. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth-Income Portfolio for the years ended 2006, 2007, 2008, 2009, 2010 and six-month period ended June 30, 2011 were 25%, 24%, 31%, 24%, 22% and 10%, respectively. The portfolio turnover rate for the underlying Master Fund for the American Funds Asset Allocation Portfolio for the years ended 2009, 2010 and six-month period ended June 30, 2011 were 41%, 46% and 23%, respectively.
(14)	For the year ended December 31, 2006, total distributions for the Growth LT, Large-Cap Growth and Small-Cap Growth Portfolios include return of capital distributions of ($0.003), ($0.006) and ($0.005), respectively.
(15)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the years or periods ended are as follows:

	Class I		Class P
	After	Before	After	Before
December 31, 2008	1.23%	1.37%
December 31, 2009	1.16%	1.32%
December 31, 2010	1.24%	1.36%
June 30, 2011	1.28%	1.37%	1.19%	1.19%

The Portfolio turnover rates, excluding securities sold short, for the same periods were 105.80%, 163.38%, 154.48% and 105.27%, respectively.

(16)	The Long/Short Large-Cap Portfolio commenced operations on May 1, 2008.
(17)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.
(18)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.
(19)	The Pacific Dynamix-Conservative Growth, Pacific Dynamix-Moderate Growth, and Pacific Dynamix-Growth Portfolios commenced operations on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2011 was comprised of fifty separate portfolios, forty-two of which are presented in this report: the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”); and the Cash Management, Focused 30, Health Sciences, Technology, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

During the reporting period, the Fund adopted a Multi-Class Plan (the “Plan”) pursuant to Rule 18f-3 under the 1940 Act, under which the Fund offers two separate share classes, Class I and Class P. Under the Plan, each portfolio covered in this report, except for the American Funds Asset Allocation Portfolio; the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”); and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”), currently offer both Class I and Class P shares. The American Funds Assets Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios currently offer Class I shares only. On May 1, 2011, for the portfolios covered by this report, all existing shares owned prior to May 1, 2011 were designated Class I shares.

American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2011, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 2.79%, 4.91% and 2.32% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix Portfolios invest substantially all of their assets in Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”). Presently, only the Pacific Dynamix Portfolios and the investment adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

The Portfolio Optimization Portfolios invest substantially all of their assets in Class P shares of the Portfolio Optimization Underlying Portfolios. Presently, only the Portfolio Optimization Portfolios and the investment adviser and certain of its affiliates can invest in Class P shares of the Portfolio Optimization Underlying Portfolios (see Note 3).

The semi-annual report for the Pacific Dynamix Underlying Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Underlying Portfolios, which is available without charge. For information on how to obtain the shareholder report for the Pacific Dynamix Underlying Portfolios, see the Where to Go for More Information section of this report on page D-11.

Shares of the portfolios within the Fund are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Fund to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

The Fund implemented the additional disclosure requirements under the Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) in January 2010. The update amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements, and to separately present purchases, sales, issuances and settlements in their reconciliation of

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis) (see required disclosures in Note 14 and in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments).

A. DETERMINATION OF NET ASSET VALUE

Each portfolio of the Fund is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV per share is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security/investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

B. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”).

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments in other portfolios maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist primarily of Class P shares of the Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist primarily of Class P shares of the Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Board has adopted procedures (“Fund Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

C. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the portfolios invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2H) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are included in interest income in the Statements of Operations when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

D. DISTRIBUTIONS TO SHAREHOLDERS

Each portfolio currently intends to distribute substantially all of its net investment income at least annually, except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, and Short Duration Bond Portfolios (collectively the “Debt Portfolios”), for which dividends are generally declared and paid semi-annually. Dividends may be declared more or less frequently if advantageous to the specific portfolio and its shareholders. All realized capital gains are distributed at least annually for all portfolios.

For Portfolios that elected to be treated as a regulated investment company for federal income tax purposes (see Note 13), dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

E. FOREIGN CURRENCY TRANSLATION

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of investments, interest income, dividends, and variation margin, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss and change in net unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

F. EXPENSE ALLOCATION

General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio. Class-specific fees are charged directly to the respective share class within each portfolio.

G. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Note 3). All such costs are amortized to expense of the new portfolios on a straight-line basis over twelve months from commencement of operations.

H. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The semi-annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any Pacific Dynamix Underlying Portfolio (see Note 6).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any Portfolio Optimization Underlying Portfolio (see Note 6).

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, and many of the factors noted above.

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the Cash Management Portfolio must be denominated in U.S. dollars.

Illiquid Investments

The portfolios may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be

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disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for its full value. The value of Illiquid Investments held by each portfolio as of June 30, 2011 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2011, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These

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adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession

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NOTES TO FINANCIAL STATEMENTS (Continued)
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of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Derivative Investments

Certain portfolios are permitted to invest in derivative investments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 15 for a detailed discussion on derivative instruments).

I. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, FASB issued the Accounting Standards Update No. 2011-3, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. Topic 860 already provided guidelines on when an entity should recognize a sale when it transfers financial assets subject to repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The update is effective for the first interim or annual periods beginning on or after December 15, 2011. The amendments should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the impact, if any, that this update will have on the Fund’s financial statements.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and IFRSs. This update includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. This update will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, this update will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, that the implementation of this update will have on the Fund’s financial statement disclosures.

3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly owned subsidiary of Pacific Life, serves as Investment Adviser to each portfolio of the Fund. PLFA manages the Cash Management and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Cash Management, High Yield Bond, American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios, PLFA has retained other portfolio management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Cash Management	0.20% of first $250 million
0.15% of next $250 million
0.10% of next $3.5 billion
0.08% on excess

Diversified Bond	0.40% of first $4 billion
High Yield Bond	0.38% on excess
Inflation Managed
Managed Bond
Short Duration Bond

Floating Rate Loan (1)	0.75% of first $1 billion
American Funds Growth (2)	0.72% of next $1 billion
American Funds Growth-Income (2)	0.69% of next $2 billion
Small-Cap Equity	0.67% on excess
Small-Cap Value
American Funds Asset Allocation (2)

Inflation Protected	0.40% of first $200 million
0.35% of next $800 million
0.34% of next $1 billion
0.33% on excess

Comstock (3)	0.75% of first $100 million
Focused 30	0.71% of next $900 million
Large-Cap Growth (4)	0.68% of next $3 billion
0.66% on excess

Dividend Growth	0.70% of first $100 million
0.66% of next $900 million
0.63% of next $3 billion
0.61% on excess

Equity Index	0.05% of first $4 billion
0.03% on excess

Growth LT	0.55% of first $4 billion
0.53% on excess

Large-Cap Value	0.65% of first $100 million
0.61% of next $900 million
0.58% of next $3 billion
0.56% on excess

Long/Short Large-Cap (5)	1.00% of the first $4 billion
0.98% on excess

Main Street Core	0.45% of first $4 billion
0.43% on excess

Mid-Cap Equity	0.65% of first $4 billion
International Value	0.63% on excess

Mid-Cap Growth	0.70% of first $4 billion
0.68% on excess

Mid-Cap Value	0.70% of first $1 billion
0.65% of next $1 billion
0.60% on excess

Small-Cap Growth	0.60% of first $4 billion
0.58% on excess

Small-Cap Index	0.30% of first $4 billion
0.28% on excess

Health Sciences	0.90% of first $1 billion
Technology	0.87% of next $1 billion
0.84% of next $2 billion
0.82% on excess

Real Estate	0.90% of first $100 million
0.82% of next $900 million
0.80% of next $3 billion
0.78% on excess

Emerging Markets	0.80% of first $4 billion
0.78% on excess

International Large-Cap	0.85% of first $100 million
0.77% of next $900 million
0.75% of next $3 billion
0.73% on excess

International Small-Cap (6)	0.85% of first $1 billion
0.82% of next $1 billion
0.79% of next $2 billion
0.77% on excess

Pacific Dynamix – Conservative Growth	0.20%
Pacific Dynamix – Moderate Growth
Pacific Dynamix – Growth

Portfolio Optimization Conservative (7)	0.10%
Portfolio Optimization Moderate-Conservative (7)
Portfolio Optimization Moderate (7)
Portfolio Optimization Growth (7)
Portfolio Optimization Aggressive-Growth (7)

(1)	PLFA voluntarily agreed to waive 0.10% of its advisory fee through April 30, 2012 as long as Eaton Vance Management remains manager of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
(2)	PLFA voluntarily agreed to waive a portion of its advisory fee for each Feeder Portfolio so that its total annual investment advisory fee does not exceed 0.41% until the earlier of April 30, 2012 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue such waiver after that date.
(3)	Effective January 1, 2011, PLFA voluntarily agreed to waive 0.015% of its advisory fee through April 30, 2012 as long as Invesco Advisers, Inc. remains manager of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
(4)	PLFA voluntarily agreed to waive 0.025% of its advisory fee through April 30, 2012 as long as UBS Global Asset Management (Americas), Inc. remains manager of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
(5)	Prior to May 1, 2011, PLFA voluntarily waived 0.12% of its advisory fee through April 30, 2011.
(6)	Effective February 1, 2011, PLFA voluntarily agreed to waive 0.02% of its advisory fee through December 31, 2012 as long as Batterymarch Financial Management, Inc. remains manager of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
(7)	PLFA voluntarily agreed to waive its advisory fee of 0.10% through April 30, 2013. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to Portfolio Management Agreements as of June 30, 2011, the Fund and PLFA engage various portfolio management firms under PLFA’s supervision for twenty-nine of the forty-two portfolios covered in this report. The following firms serve as sub-advisers for the respective portfolios: Western Asset Management Company for the Diversified Bond and Inflation Protected Portfolios; Eaton Vance Management for the Floating Rate Loan Portfolio; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; T. Rowe Price Associates, Inc. for the Short Duration Bond and Dividend Growth Portfolios; Invesco Advisers, Inc. for the Comstock Portfolio; BlackRock Investment Management, LLC for the Equity Index and Small-Cap Index Portfolios; Janus Capital Management LLC for the Focused 30 and Growth LT Portfolios; UBS Global Asset Management (Americas) Inc. for the Large-Cap Growth Portfolio; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; J.P. Morgan Investment Management, Inc. for the Long/Short Large-Cap and International Value Portfolios; OppenheimerFunds, Inc. for the Main Street Core and Emerging Markets Portfolios; Lazard Asset Management LLC for the Mid-Cap Equity Portfolio; Morgan Stanley Investment Management Inc. for the Mid-Cap Growth and Real Estate Portfolios;

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NOTES TO FINANCIAL STATEMENTS (Continued)
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BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers) for the Small-Cap Equity Portfolio; Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; NFJ Investment Group LLC for the Small-Cap Value Portfolio; Jennison Associates LLC for the Health Sciences Portfolio; Columbia Management Advisors, LLC for the Technology Portfolio; MFS Investment Management for the International Large-Cap Portfolio; and Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio. PLFA, as Investment Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is the adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2011, CRMC received advisory fees of 0.32%, 0.27% and 0.29% from the Growth, Growth-Income and Asset Allocation Master Funds, respectively, based on the annual percentage of average daily net assets of each Master Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Fund’s securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Prior to May 1, 2011, pursuant to an Agency Agreement, Pacific Life served as transfer agent and dividend disbursing agent for all shares of the Fund, without remuneration from the Fund. Effective May 1, 2011, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Fund, without remuneration from the Fund.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company for a fee, serves as transfer agent and dividend disbursing agent for all Class P shares of the Fund, effective as of May 1, 2011.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.

The Distributor receives from the Fund a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

4. TRUSTEE COMPENSATION

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”) is included in “Accrued trustees’ fees and expenses and deferred compensation” in the Statements of Assets and Liabilities. Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is included in “Trustees’ fees and expenses” in the Statements of Operations. For the period ended June 30, 2011, such expenses were increased by $8,866 for all applicable portfolios covered in this report as a result of the market value appreciation on such accounts. During the period ended June 30, 2011, the Fund paid $35,457 of deferred compensation to current independent trustees. As of June 30, 2011, the total amount in the DCP Liability accounts for all applicable portfolios covered in this report was $143,127.

5. EXPENSE REDUCTIONS

To help limit fund expenses, PLFA, has contractually agreed to reimburse each portfolio (other than the Pacific Dynamix Portfolios) for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds’) fees and expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

or other persons or services retained by the independent trustees) that exceed an annual rate based on a percentage of a portfolio’s average daily net assets through April 30, 2013 for the Portfolio Optimization Portfolios and through April 30, 2012 for all other portfolios. The expense cap is 0.03% for the Portfolio Optimization Portfolios and 0.10% for all other portfolios. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each portfolio for its operating expenses (including advisory fees, service fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Portfolios) that exceed an annual rate of 0.59% of a portfolio’s average daily net assets through April 30, 2014. There is no guarantee that PLFA will continue to cap/reimburse a portion of its fees upon the expiration of the applicable expense cap agreements. PLFA has agreed, temporarily, to reimburse expenses or waive a portion of its fees with respect to the Cash Management Portfolio to the extent necessary to prevent the portfolio’s expenses from exceeding earnings (i.e. a negative yield). However, there can be no assurance that a negative yield will not occur. There is no guarantee that PLFA will continue to waive a portion of its fees in the future.

Any reimbursement, except for the reimbursement of $750,441 to the Cash Management Portfolio, is subject to recoupment by PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. For the period ended June 30, 2011, PLFA reimbursed the following portfolios under the applicable expense limitation agreement:

Investment
Adviser Expense
Portfolio	Reimbursements
Cash Management	$750,441
Pacific Dynamix – Conservative Growth	33,056
Pacific Dynamix – Moderate Growth	62,942
Pacific Dynamix – Growth	55,589
Portfolio Optimization Conservative	8,036
Portfolio Optimization Moderate-Conservative	7,730
Portfolio Optimization Moderate	5,021
Portfolio Optimization Growth	6,838
Portfolio Optimization Aggressive-Growth	9,086

The cumulative expense reimbursement amounts, if any, as of June 30, 2011 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2012	2013	2014
Pacific Dynamix – Conservative Growth	$36,327	$62,479	$33,056
Pacific Dynamix – Moderate Growth	42,084	105,002	62,942
Pacific Dynamix – Growth	42,677	91,537	55,589
Portfolio Optimization Conservative	-	-	8,036
Portfolio Optimization Moderate-Conservative	-	-	7,730
Portfolio Optimization Moderate	-	-	5,021
Portfolio Optimization Growth	-	-	6,838
Portfolio Optimization Aggressive-Growth	-	-	9,086

There was no recoupment of expense reimbursement by PLFA from the portfolios listed above during the period ended June 30, 2011. The Fund had also entered into an arrangement with its custodian whereby credits were realized as a result of uninvested cash balances. The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian credits, if any, are presented in the Statements of Operations.

6. TRANSACTIONS WITH AFFILIATES

For the period ended June 30, 2011, the Fund (excluding the Pacific Dynamix Underlying Portfolios) has incurred $145,635,026 of investment advisory fees (after advisory fee waivers of $6,585,867, see Note 3), $52,319,221 of service fees to the Distributor (see Note 3), and $1,347,459 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3). As of June 30, 2011, $22,641,406, $1,698,777, and $731,050, respectively, remained payable.

Payments by PLFA to certain portfolios of the Fund were made during the year ended December 31, 2010, as shown in the Statements of Changes in Net Assets, to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008.

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the reporting period. During the period ended June 30, 2011, the American Funds Growth-Income Portfolio owned more than 5% of the outstanding voting shares of the Growth-Income Master Fund (see Note 1) and each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios owned shares in each of the affiliated applicable Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively. A summary of transactions for the period ended June 30, 2011 and total investments by the American Funds Growth-Income, and each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios in the Growth-Income Master Fund,

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

and each of the Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively, as of June 30, 2011 is as follows:

	Value as of		Distributions		Net	Change in	As of June 30, 2011
	December 31,	Purchase	Received and	Sales	Realized	Unrealized		Share	Ownership
Portfolio/Master Fund	2010	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Appreciation	Value	Balance	Percentage
American Funds Growth-Income
American Funds Insurance Series® Growth-Income Fund- Class 1	$1,395,773,576	$987,029,747	$4,432,212	$1,201,915,654	($219,952,905)	$273,276,512	$1,238,643,488	34,464,204	4.91%

						Change in
	Value as of		Distributions		Net	Unrealized	As of June 30, 2011
Portfolio/Pacific Dynamix	December 31,	Purchase	Received and	Sales	Realized	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance	Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$76,110,727	$5,966,983	$615,843	$29,499,582	$1,550,827	($149,270)	$54,595,528	5,095,390	33.61%
PD High Yield Bond Market ‘P’	6,531,848	1,589,661	120,594	177,682	27,812	143,866	8,236,099	699,511	10.79%
PD Large-Cap Growth Index ‘P’	13,031,466	3,693,340	6,896	6,667,186	1,275,086	(251,952)	11,087,650	727,763	14.15%
PD Large-Cap Value Index ‘P’	18,690,930	2,133,274	3,441	9,004,482	1,501,134	(240,464)	13,083,833	887,949	14.09%
PD Small-Cap Growth Index ‘P’	2,108,405	627,066	4,949	14,425	24,679	169,763	2,920,437	175,253	10.89%
PD Small-Cap Value Index ‘P’	3,111,157	986,488	13,746	21,638	9,355	93,049	4,192,157	278,006	13.54%
PD International Large-Cap ‘P’	10,197,505	4,074,117	3,646	4,589,719	641,890	(42,391)	10,285,048	712,973	13.07%
PD Emerging Markets ‘P’	-	1,011,614	90	-	145	6,265	1,018,114	60,763	3.12%

Total	$129,782,038	$20,082,543	$769,205	$49,974,714	$5,030,928	($271,134)	$105,418,866

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$55,224,358	$23,333,722	$887,494	$3,576,574	$411,773	$589,836	$76,870,609	7,174,319	47.32%
PD High Yield Bond Market ‘P’	6,215,597	6,951,983	196,247	32,464	10,051	61,534	13,402,948	1,138,343	17.57%
PD Large-Cap Growth Index ‘P’	26,968,073	9,259,780	23,920	2,425,394	827,671	1,128,101	35,782,151	2,348,644	45.67%
PD Large-Cap Value Index ‘P’	32,529,642	9,679,740	11,652	1,846,038	609,041	1,413,343	42,397,380	2,877,347	45.65%
PD Small-Cap Growth Index ‘P’	4,827,526	1,571,135	10,410	60,588	64,590	385,927	6,799,000	408,002	25.36%
PD Small-Cap Value Index ‘P’	6,381,567	2,467,183	27,780	113,247	42,330	167,418	8,973,031	595,053	28.98%
PD International Large-Cap ‘P’	21,078,182	13,229,606	12,942	196,018	58,305	1,022,036	35,205,053	2,440,461	44.73%
PD Emerging Markets ‘P’	4,846,806	1,960,096	612	12,223	6,114	98,816	6,900,221	411,820	21.15%

Total	$158,071,751	$68,453,245	$1,171,057	$8,262,546	$2,029,875	$4,867,011	$226,330,393

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$21,361,865	$10,413,389	$359,545	$1,520,153	$140,834	$232,912	$30,988,392	2,892,141	19.08%
PD Large-Cap Growth Index ‘P’	22,293,837	8,361,828	21,498	855,610	291,952	1,361,768	31,475,273	2,065,952	40.18%
PD Large-Cap Value Index ‘P’	26,269,414	10,558,125	10,154	1,106,480	351,871	1,318,417	37,401,501	2,538,296	40.27%
PD Small-Cap Growth Index ‘P’	6,456,304	2,981,279	15,632	196,940	133,821	499,525	9,889,621	593,467	36.89%
PD Small-Cap Value Index ‘P’	7,434,744	3,968,770	35,433	189,723	69,447	211,600	11,530,271	764,638	37.24%
PD International Large-Cap ‘P’	20,205,339	10,038,186	10,652	313,396	69,778	1,006,899	31,017,458	2,150,171	39.41%
PD Emerging Markets ‘P’	4,404,438	3,949,235	693	197,762	66,130	91,742	8,314,476	496,226	25.48%

Total	$108,425,941	$50,270,812	$453,607	$4,380,064	$1,123,833	$4,722,863	$160,616,992

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of June 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Conservative
Diversified Bond ‘P’	$-	$494,061,500	$238,472	$2,564,327	($20,137)	($1,784,437)	$489,931,070	48,118,496	16.22%
Floating Rate Loan ‘P’	-	247,030,750	227,756	1,282,163	(26,474)	37,843	245,987,712	32,749,691	25.12%
High Yield Bond ‘P’	-	185,273,063	244,304	961,623	(39,983)	1,451,692	185,967,453	28,553,771	17.82%
Inflation Managed ‘P’	-	308,788,437	73,310	1,602,704	4,108	(654,621)	306,608,530	24,720,693	14.25%
Inflation Protection ‘P’	-	216,151,906	-	1,121,893	5,600	(1,558,196)	213,477,417	21,237,215	14.53%
Managed Bond ‘P’	-	648,455,719	-	3,365,679	10,930	(63,114)	645,037,856	53,707,208	13.35%
Short Duration Bond ‘P’	-	339,667,281	71,672	1,762,975	(3,980)	(483,229)	337,488,769	35,557,783	21.50%
Comstock ‘P’	-	92,636,531	-	480,811	(17,787)	3,890,088	96,028,021	10,547,464	4.37%
Equity Index ‘P’	-	61,757,688	-	320,541	(7,421)	2,488,319	63,918,045	2,197,193	3.59%
Large-Cap Growth ‘P’	-	61,757,688	-	320,541	(2,978)	3,144,228	64,578,397	10,072,678	5.26%
Large-Cap Value ‘P’	-	123,515,375	-	641,082	(8,907)	4,949,362	127,814,749	10,390,670	4.60%
Long/Short Large-Cap ‘P’	-	61,757,688	-	320,541	(8,586)	2,489,448	63,918,009	6,560,602	3.99%
Mid-Cap Equity ‘P’	-	92,636,531	-	480,811	(12,881)	3,296,196	95,439,035	6,201,405	6.00%
International Large-Cap ‘P’	-	92,636,531	-	480,811	(12,703)	4,064,917	96,207,934	13,583,548	4.30%
International Value ‘P’	-	61,757,687	-	320,541	(9,442)	3,122,844	64,550,548	5,585,198	4.60%

Total	$-	$3,087,884,375	$855,514	$16,027,043	($150,641)	$24,391,340	$3,096,953,545

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of June 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$-	$510,954,287	$133,441	$1,602,874	($14,665)	($1,733,743)	$507,736,446	49,867,247	16.81%
Floating Rate Loan ‘P’	-	255,477,144	127,408	801,437	(17,209)	150,245	254,936,151	33,941,046	26.04%
High Yield Bond ‘P’	-	212,897,620	151,494	667,864	(29,004)	1,862,064	214,214,310	32,890,843	20.53%
Inflation Managed ‘P’	-	340,636,191	43,817	1,068,582	3,186	(754,571)	338,860,041	27,321,011	15.74%
Inflation Protection ‘P’	-	212,897,619	-	667,864	3,742	(1,592,271)	210,641,226	20,955,064	14.34%
Managed Bond ‘P’	-	723,851,907	-	2,270,738	5,989	(60,921)	721,526,237	60,075,792	14.94%
Short Duration Bond ‘P’	-	340,636,192	38,897	1,068,583	(2,900)	(462,912)	339,140,694	35,731,830	21.61%
American Funds Growth ‘P’	-	41,320,783	-	-	-	1,949,868	43,270,651	4,858,567	7.68%
Comstock ‘P’	-	170,318,096	-	534,291	(18,797)	7,182,407	176,947,415	19,435,435	8.05%
Dividend Growth ‘P’	-	85,159,048	-	267,146	(3,664)	3,167,674	88,055,912	8,466,849	9.29%
Equity Index ‘P’	-	127,738,572	-	400,718	(8,929)	5,163,928	132,492,853	4,554,462	7.45%
Growth LT ‘P’	-	42,579,524	-	133,573	(2,815)	2,034,955	44,478,091	2,153,916	6.05%
Large-Cap Growth ‘P’	-	86,535,841	-	518,771	(1,572)	4,362,187	90,377,685	14,096,747	7.36%
Large-Cap Value ‘P’	-	212,897,619	-	667,864	(8,768)	8,558,086	220,779,073	17,948,183	7.94%
Long/Short Large-Cap ‘P’	-	127,738,572	-	400,718	(9,904)	5,150,881	132,478,831	13,597,746	8.27%
Main Street Core ‘P’	-	85,159,048	-	267,146	(5,344)	3,512,583	88,399,141	4,429,885	9.27%
Mid-Cap Equity ‘P’	-	85,159,048	-	267,146	(7,422)	3,033,796	87,918,276	5,712,723	5.52%
Mid-Cap Growth ‘P’	-	85,159,048	-	267,146	(1,971)	4,107,277	88,997,208	7,971,602	8.98%
Mid-Cap Value ‘P’	-	85,159,048	-	267,146	(5,461)	3,283,142	88,169,583	5,772,369	7.69%
Small-Cap Equity ‘P’	-	42,579,524	-	133,573	(3,579)	1,638,312	44,080,684	2,984,268	4.04%
Emerging Markets ‘P’	-	42,579,524	-	133,573	(1,706)	1,447,059	43,891,304	2,604,428	3.45%
International Large-Cap ‘P’	-	170,318,096	-	534,291	(12,072)	7,640,083	177,411,816	25,048,681	7.93%
International Small-Cap ‘P’	-	85,159,048	-	267,146	(4,257)	4,311,317	89,198,962	9,835,069	6.66%
International Value ‘P’	-	85,159,048	-	267,146	(6,615)	4,370,844	89,256,131	7,722,834	6.36%

Total	$-	$4,258,070,447	$495,057	$13,475,336	($153,737)	$68,322,290	$4,313,258,721

Portfolio Optimization Moderate
Diversified Bond ‘P’	$-	$1,276,223,553	$107,988	$2,361,430	($23,715)	($4,103,758)	$1,269,842,638	124,717,376	42.03%
Floating Rate Loan ‘P’	-	478,583,832	77,329	885,536	(19,289)	453,618	478,209,954	63,666,710	48.84%
High Yield Bond ‘P’	-	638,111,777	147,357	1,180,715	(57,441)	6,097,249	643,118,227	98,745,507	61.64%
Inflation Managed ‘P’	-	957,167,665	39,857	1,771,073	7,039	(2,216,122)	953,227,366	76,855,139	44.29%
Inflation Protection ‘P’	-	638,111,777	-	1,180,715	9,472	(4,935,073)	632,005,461	62,873,328	43.02%
Managed Bond ‘P’	-	2,233,391,219	-	4,132,503	5,189	(147,868)	2,229,116,037	185,600,888	46.15%
Short Duration Bond ‘P’	-	478,583,833	17,702	885,536	(2,517)	(626,333)	477,087,149	50,265,855	30.40%
American Funds Growth ‘P’	-	158,023,945	-	-	-	7,468,378	165,492,323	18,582,005	29.37%
American Funds Growth-Income ‘P’	-	474,071,835	-	-	-	18,593,203	492,665,038	50,579,279	48.27%
Comstock ‘P’	-	797,639,721	-	1,475,894	(62,042)	34,311,104	830,412,889	91,210,353	37.76%
Dividend Growth ‘P’	-	319,055,888	-	590,357	(12,556)	12,101,280	330,554,255	31,783,818	34.87%
Equity Index ‘P’	-	639,819,353	-	1,679,471	(44,449)	26,349,878	664,445,311	22,840,409	37.36%
Growth LT ‘P’	-	319,055,888	-	590,358	(17,186)	15,528,804	333,977,148	16,173,327	45.43%
Large-Cap Growth ‘P’	-	480,291,409	-	1,384,292	(15,449)	24,786,961	503,678,629	78,561,763	41.02%
Large-Cap Value ‘P’	-	1,116,695,609	-	2,066,251	(42,783)	45,792,008	1,160,378,583	94,332,705	41.75%
Long/Short Large-Cap ‘P’	-	639,819,353	-	1,679,471	(44,794)	26,250,075	664,345,163	68,188,985	41.49%
Main Street Core ‘P’	-	320,763,464	-	1,089,113	(24,700)	13,457,044	333,106,695	16,692,746	34.94%
Mid-Cap Equity ‘P’	-	478,583,833	-	885,536	(32,201)	17,467,167	495,133,263	32,172,598	31.11%
Mid-Cap Growth ‘P’	-	319,055,888	-	590,357	(8,256)	15,638,829	334,096,104	29,925,445	33.73%
Mid-Cap Value ‘P’	-	478,583,833	-	885,536	(24,728)	18,850,193	496,523,762	32,506,884	43.29%
Small-Cap Equity ‘P’	-	159,527,944	-	295,179	(9,695)	6,249,360	165,472,430	11,202,505	15.15%
Small-Cap Growth ‘P’	-	159,527,944	-	295,179	(9,851)	6,776,346	165,999,260	12,885,098	31.91%
Small-Cap Value ‘P’	-	159,527,944	-	295,179	(4,851)	5,640,252	164,868,166	11,166,468	44.19%
Emerging Markets ‘P’	-	478,583,833	-	885,536	(14,879)	16,603,858	494,287,276	29,330,085	38.81%
International Large-Cap ‘P’	-	797,639,721	-	1,475,894	(41,698)	36,523,587	832,645,716	117,560,810	37.21%
International Small-Cap ‘P’	-	478,583,833	-	885,536	(23,646)	24,650,953	502,325,604	55,386,373	37.51%
International Value ‘P’	-	478,583,833	-	885,536	(28,306)	24,992,807	502,662,798	43,492,599	35.79%

Total	$-	$15,953,608,727	$390,233	$30,332,183	($543,332)	$392,553,800	$16,315,677,245

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of June 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Growth
Diversified Bond ‘P’	$-	$694,656,379	$29,100	$992,774	($8,203)	($2,201,691)	$691,482,811	67,913,865	22.89%
Inflation Managed ‘P’	-	555,725,103	11,463	794,220	3,381	(1,293,263)	553,652,464	44,638,917	25.72%
Inflation Protection ‘P’	-	416,793,828	-	595,664	5,580	(3,240,381)	412,963,363	41,082,526	28.11%
Managed Bond ‘P’	-	1,111,450,207	-	1,588,438	2,756	(66,670)	1,109,797,855	92,404,103	22.98%
Short Duration Bond ‘P’	-	416,793,828	7,628	595,664	(1,233)	(539,476)	415,665,083	43,794,432	26.49%
American Funds Growth ‘P’	-	276,511,867	-	-	-	13,068,503	289,580,370	32,515,006	51.39%
American Funds Growth-Income ‘P’	-	414,767,801	-	-	-	16,267,696	431,035,497	44,252,104	42.23%
Comstock ‘P’	-	833,587,655	-	1,191,328	(70,581)	35,897,280	868,223,026	95,363,318	39.48%
Dividend Growth ‘P’	-	417,363,744	-	846,133	(24,891)	15,828,713	432,321,433	41,569,049	45.60%
Equity Index ‘P’	-	695,507,001	-	1,366,607	(52,067)	28,684,981	722,773,308	24,845,443	40.64%
Growth LT ‘P’	-	278,432,468	-	647,578	(24,748)	13,548,541	291,308,683	14,107,045	39.62%
Large-Cap Growth ‘P’	-	417,355,238	-	842,395	(23,034)	21,563,167	438,052,976	68,325,738	35.67%
Large-Cap Value ‘P’	-	972,518,931	-	1,389,883	(47,444)	39,927,743	1,011,009,347	82,189,768	36.37%
Long/Short Large-Cap ‘P’	-	556,575,725	-	1,168,053	(44,671)	22,851,207	578,214,208	59,348,426	36.11%
Main Street Core ‘P’	-	417,644,449	-	969,498	(32,662)	17,565,307	434,207,596	21,759,145	45.55%
Mid-Cap Equity ‘P’	-	694,656,379	-	992,774	(50,119)	25,379,373	718,992,859	46,718,470	45.18%
Mid-Cap Growth ‘P’	-	416,793,827	-	595,664	(19,645)	20,443,116	436,621,634	39,108,797	44.08%
Mid-Cap Value ‘P’	-	416,793,827	-	595,664	(26,297)	16,427,795	432,599,661	28,321,841	37.72%
Small-Cap Equity ‘P’	-	694,656,379	-	992,772	(47,799)	27,195,408	720,811,216	48,799,014	65.99%
Small-Cap Growth ‘P’	-	277,862,552	-	397,109	(20,191)	11,789,884	289,235,136	22,450,842	55.60%
Small-Cap Value ‘P’	-	138,931,276	-	198,555	(6,377)	4,905,865	143,632,209	9,728,163	38.50%
Real Estate ‘P’	-	277,862,552	-	397,109	(10,646)	7,656,585	285,111,382	17,819,793	74.79%
Emerging Markets ‘P’	-	555,725,103	-	794,219	(23,418)	19,340,054	574,247,520	34,074,776	45.08%
International Large-Cap ‘P’	-	833,587,655	-	1,191,328	(57,976)	38,285,474	870,623,825	122,922,919	38.91%
International Small-Cap ‘P’	-	555,725,103	-	794,219	(39,669)	28,691,550	583,582,765	64,345,780	43.58%
International Value ‘P’	-	555,725,103	-	794,219	(45,182)	29,083,090	583,968,792	50,527,552	41.58%

Total	$-	$13,894,003,980	$48,191	$20,731,867	($665,136)	$447,059,851	$14,319,715,019

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$-	$62,440,591	$1,984	$83,120	($743)	($197,418)	$62,161,294	6,105,161	2.06%
Managed Bond ‘P’	-	124,881,182	-	166,241	369	(7,662)	124,707,648	10,383,421	2.58%
American Funds Growth ‘P’	-	62,201,906	-	-	-	2,940,501	65,142,407	7,314,397	11.56%
American Funds Growth-Income ‘P’	-	93,302,859	-	-	-	3,660,573	96,963,432	9,954,716	9.50%
Comstock ‘P’	-	218,542,069	-	290,922	(12,514)	9,424,857	227,663,490	25,005,955	10.35%
Dividend Growth ‘P’	-	93,762,082	-	173,762	(3,193)	3,561,909	97,147,036	9,340,989	10.25%
Equity Index ‘P’	-	187,472,811	-	322,617	(8,494)	7,745,708	194,887,408	6,699,284	10.96%
Growth LT ‘P’	-	62,541,786	-	132,202	(3,182)	3,048,483	65,454,885	3,169,748	8.90%
Large-Cap Growth ‘P’	-	124,980,867	-	214,590	(2,579)	6,467,148	131,230,846	20,468,858	10.69%
Large-Cap Value ‘P’	-	249,762,364	-	332,482	(6,789)	10,267,431	259,690,524	21,111,480	9.34%
Long/Short Large-Cap ‘P’	-	156,252,516	-	281,057	(7,689)	6,427,090	162,390,860	16,667,944	10.14%
Main Street Core ‘P’	-	93,811,925	-	197,936	(4,623)	3,952,605	97,561,971	4,889,056	10.23%
Mid-Cap Equity ‘P’	-	187,321,773	-	249,361	(8,359)	6,854,855	193,918,908	12,600,396	12.19%
Mid-Cap Growth ‘P’	-	124,881,182	-	166,241	(2,172)	6,132,079	130,844,848	11,719,952	13.21%
Mid-Cap Value ‘P’	-	124,881,182	-	166,241	(4,483)	4,929,238	129,639,696	8,487,373	11.30%
Small-Cap Equity ‘P’	-	156,101,478	-	207,801	(6,136)	6,119,346	162,006,887	10,967,888	14.83%
Small-Cap Growth ‘P’	-	62,440,591	-	83,120	(2,491)	2,653,075	65,008,055	5,046,017	12.50%
Small-Cap Index ‘P’	-	62,440,591	-	83,120	(1,591)	2,352,969	64,708,849	5,267,380	100.00%
Small-Cap Value ‘P’	-	62,440,591	-	83,120	(1,260)	2,207,463	64,563,674	4,372,877	17.31%
Real Estate ‘P’	-	93,660,887	-	124,681	(1,801)	2,584,421	96,118,826	6,007,538	25.21%
Emerging Markets ‘P’	-	156,101,478	-	207,801	(3,287)	5,437,713	161,328,103	9,572,909	12.67%
International Large-Cap ‘P’	-	249,762,364	-	332,482	(10,386)	11,483,015	260,902,511	36,836,688	11.66%
International Small-Cap ‘P’	-	156,101,478	-	207,801	(5,618)	8,066,592	163,954,651	18,077,624	12.24%
International Value ‘P’	-	156,101,478	-	207,801	(7,485)	8,177,362	164,063,554	14,195,501	11.68%

Total	$-	$3,122,188,031	$1,984	$4,314,499	($104,506)	$124,289,353	$3,242,060,363

(1) Purchased cost excludes distributions received and reinvested.
(2) Distributions received include distributions from net investment income, if any.
(3) Net realized gain includes distributions from capital gains, if any.

The Distributor paid to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments up to $1.5 billion, 0.14% on next $1.5 billion, and 0.10% on excess over $3 billion made under variable insurance and annuity products issued or administered by Pacific Life and PL&A through investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2011, the Distributor incurred $126,439 of marketing expense allowance to AFD, of which $65,507 remained payable as of June 30, 2011.

One trustee of the Fund is also a Director of Pacific Life and PLFA. Certain officers of Pacific Life and PLFA are also officers of the Fund.

7. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company, dated April 17, 2009 (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

During the first quarter of 2010, certain other portfolios of the Fund also loaned securities to certain brokers, dealers and other financial institutions in order to earn additional income under a separate securities lending agreement with State Street Bank and Trust Company, dated June 8, 2009. The Fund subsequently wound down and then terminated such securities lending program on April 8, 2010.

Income generated from securities lending is presented in the Statements of Operations. Cash collateral received by the Long/Short Large-Cap Portfolio is reflected as an asset (cash collateral received for securities on loan) and the related liability (payable upon return of securities loaned) is presented in the Statements of Assets and Liabilities.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. As of June 30, 2011, the actual interest rate on borrowing by the Fund was 1.38%. The Fund pays the Bank a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount up to a maximum of $93,750. The committed line of credit will expire on September 2, 2011, unless renewed. The commitment fees and interest incurred by the Fund are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. As of June 30, 2011, the portfolios covered in this report had no borrowings outstanding in connection with this line of credit. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2011 for each applicable portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	of Borrowing
Cash Management	1.38%	$895,695
Inflation Managed	1.38%	18,917,250
Short Duration Bond	1.44%	145,129
Equity Index	1.39%	1,949,103
Focused 30	1.45%	710,848
Growth LT	1.38%	4,319,448
Long/Short Large-Cap	1.49%	1,806,787
Mid-Cap Growth	1.47%	$4,097,303
Mid-Cap Value	1.38%	2,787,363
Small-Cap Index	1.41%	201,614
International Large-Cap	1.42%	2,143,145
International Small-Cap	1.42%	738,948
International Value	1.38%	2,838,700

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2H), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period and change in net unrealized appreciation or depreciation on unfunded loan commitments for the reporting period are reflected on the Statements of Assets and Liabilities and the Statements of Operations, respectively. As of June 30, 2011, the High Yield Bond Portfolio had unfunded loan commitments of $4,975,000 (see details in the Notes to Schedule of Investments). The net unrealized appreciation (depreciation) on these commitments as of June 30, 2011 is included as an asset (liability) in the Statements of Assets and Liabilities.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments, and the Cash Management Portfolio since it trades exclusively in short-term debt investments) for the period ended June 30, 2011, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Diversified Bond	$12,045,619,865	$12,123,909,608
Inflation Managed	11,380,659,283	13,466,331,551
Inflation Protected	1,521,517,779	50,043,829
Managed Bond	12,335,312,857	14,989,961,744
Short Duration Bond	2,869,641,291	3,190,954,613
Long/Short Large-Cap	2,965,032	3,998,292

	Other Securities
Portfolio	Purchases	Sales
Diversified Bond	$531,424,197	$495,013,597
Floating Rate Loan	477,259,492	455,678,042
High Yield Bond	808,054,415	666,982,435
Inflation Managed	376,903,287	833,527,060
Managed Bond	1,276,942,493	327,900,943
Short Duration Bond	672,688,450	159,785,664
American Funds Growth	7,902,204	260,639,332
American Funds Growth-Income	9,248,465	219,702,160
Comstock	415,451,053	406,975,545
Dividend Growth	89,173,927	135,141,725
Equity Index	49,687,198	181,799,970
Focused 30	47,169,459	65,605,969
Growth LT	820,492,580	1,303,689,220
Large-Cap Growth	573,449,381	743,441,574
Large-Cap Value	200,003,739	426,460,553
Long/Short Large-Cap	2,764,122,975	2,838,148,944
Main Street Core	386,324,366	401,566,400
Mid-Cap Equity	721,220,180	891,726,002
Mid-Cap Growth	209,573,825	409,991,646
Mid-Cap Value	939,795,107	980,754,663
Small-Cap Equity	149,458,142	147,033,928
Small-Cap Growth	199,439,873	233,669,026
Small-Cap Index	60,473,951	98,823,480
Small-Cap Value	62,436,089	138,930,682
Health Sciences	43,026,451	43,679,910
Real Estate	70,905,006	91,345,612
Technology	43,257,459	38,068,863
Emerging Markets	318,508,318	431,860,462
International Large-Cap	423,450,159	415,825,986
International Small-Cap	649,825,546	373,528,913
International Value	634,610,412	579,998,903
American Funds Asset Allocation	38,553,907	8,768,832
Pacific Dynamix – Conservative Growth	20,980,290	49,974,714
Pacific Dynamix – Moderate Growth	69,872,655	8,262,546
Pacific Dynamix – Growth	50,914,367	4,380,064
Portfolio Optimization Conservative	3,088,739,889	16,027,043
Portfolio Optimization Moderate-Conservative	4,258,565,504	13,475,336
Portfolio Optimization Moderate	15,953,998,960	30,332,183
Portfolio Optimization Growth	13,894,052,171	20,731,867
Portfolio Optimization Aggressive-Growth	3,122,190,015	4,314,499

12. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

The tax character of distributions paid during the period ended June 30, 2011, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
Diversified Bond	$38,643,636	$-	38,643,636
Floating Rate Loan	43,279,346	-	43,279,346
High Yield Bond	41,850,310	-	41,850,310
Inflation Managed	245,999,720	-	245,999,720
Managed Bond	134,967,019	104,114,540	239,081,559
Short Duration Bond	8,055,954	-	8,055,954
Comstock	14,474,178	1,887,603	16,361,781
Dividend Growth	13,378,260	39,502,192	52,880,452
Growth LT	18,366,803	36,198,130	54,564,933
Large-Cap Growth	69,453,787	90,060,062	159,513,849
Large-Cap Value	8,605,514	4,262,969	12,868,483
Long/Short Large-Cap	103,483,228	62,015,431	165,498,659
Main Street Core	71,610,612	43,718,152	115,328,764
Mid-Cap Equity	98,784,047	170,101,634	268,885,681
Mid-Cap Growth	12,027,854	62,167,962	74,195,816
Mid-Cap Value	171,644,917	69,747,470	241,392,387
Small-Cap Equity	88,473,415	73,200,498	$161,673,913
Small-Cap Growth	16,669,942	61,437,983	78,107,925
Small-Cap Value	5,350,507	76,157,508	81,508,015
Health Sciences	1,913,926	6,505,833	8,419,759
Real Estate	13,679,861	9,749,595	23,429,456
Technology	7,578,436	8,900,404	16,478,840
Emerging Markets	11,181,547	-	11,181,547
International Large-Cap	7,615,135	-	7,615,135
International Small-Cap	15,069,384	-	15,069,384
International Value	19,410,369	-	19,410,369
American Funds Asset Allocation	4,911,872	3,461,613	8,373,485
Pacific Dynamix – Conservative Growth	-	1,242,652	1,242,652
Pacific Dynamix – Moderate Growth	-	1,841,330	1,841,330
Pacific Dynamix – Growth	-	1,511,858	1,511,858

The tax character of distributions paid during the year ended December 31, 2010, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
Cash Management	$51,029	$-	$51,029
Diversified Bond	86,097,396	-	86,097,396
Floating Rate Loan	48,655,176	-	48,655,176
High Yield Bond	88,143,182	-	88,143,182
Inflation Managed	92,503,832	-	92,503,832
Managed Bond	220,347,426	-	220,347,426
Short Duration Bond	24,398,016	-	24,398,016
American Funds Growth	25,841	-	25,841
American Funds Growth-Income	74	-	74
Comstock	25,734,918	-	25,734,918
Dividend Growth	9,202,707	-	9,202,707
Equity Index	49,705,965	-	49,705,965
Growth LT	17,021,595	-	17,021,595
Large-Cap Value	45,824,057	-	45,824,057
Long/Short Large-Cap	12,247,609	-	12,247,609
Main Street Core	11,434,546	-	11,434,546
Mid-Cap Equity	18,273,891	-	18,273,891
Mid-Cap Growth	2,177,039	-	2,177,039

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
Mid-Cap Value	$11,263,608	$-	$11,263,608
Small-Cap Equity	6,723,788	-	6,723,788
Small-Cap Index	3,860,452	-	3,860,452
Small-Cap Value	11,688,501	-	11,688,501
Real Estate	7,983,085	-	7,983,085
Emerging Markets	18,213,480	-	18,213,480
International Large-Cap	25,770,030	-	25,770,030
International Small-Cap	22,932,550	-	22,932,550
International Value	44,309,618	-	44,309,618
Pacific Dynamix – Conservative Growth	2,868,580	1,740,971	4,609,551
Pacific Dynamix – Moderate Growth	2,848,769	1,705,257	4,554,026
Pacific Dynamix – Growth	3,018,614	1,109,879	4,128,493

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows (only applicable to portfolios elected to be treated as a regulated investment company (“RIC”) for Federal income tax purposes (See Note 13):

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)
Cash Management	($4,988)	$-	$-	$-
Diversified Bond	(65,248,508)	11,929,796	-	49,467,659
Floating Rate Loan	(245,773,098)	24,450,330	-	18,251,904
High Yield Bond	(71,566,211)	11,102,535	-	72,297,723
Inflation Managed	-	227,424,530	-	(61,763,062)
Managed Bond	(1,811,322)	134,967,019	104,114,540	93,479,028
Short Duration Bond	(100,114,802)	2,522,702	-	5,377,551
Emerging Markets	(7,433,988)	11,181,547	-	586,214,306
International Large-Cap	(281,593,756)	7,615,135	-	291,395,085
International Small-Cap	(315,830,328)	15,069,384	-	204,677,254
International Value	(1,244,669,953)	19,410,369	-	(70,575,498)

The components of the accumulated capital and other losses as of December 31, 2010, are summarized in Note 13.

13. FEDERAL INCOME TAX INFORMATION

The Fund currently intends that each portfolio (i) will qualify each year as a RIC under Subchapter M of the Internal Revenue Code (the “Code”), or (ii) will be treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets, International Large-Cap, International Small-Cap and International Value Portfolios, elected to be taxed as a partnership (instead of a RIC).

Each of the portfolios electing to be taxed as a RIC declared and paid sufficient dividends on net investment income and capital gains distributions during 2010 to qualify as a RIC, and are not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2D). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2010 are available to offset future realized capital gains and thereby reduce future capital gain distributions for RIC portfolios. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. Net capital loss carryovers, post-October capital losses, and post-October foreign currency losses, if any, will expire for those portfolios which elected to be taxed as a partnership. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2010, are presented in the following table:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

									Post-October
	Net Capital							Post-October	Foreign	Accumulated
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Currency	Capital and
Portfolio	Carryover	2013	2014	2015	2016	2017	2018	Deferral	Loss Deferral	Other Losses
Cash Management	($4,988)	$-	$-	$-	$-	($4,988)	$-	$-	$-	($4,988)
Diversified Bond	(62,693,893)	-	-	-	(55,898,699)	(6,795,194)	-	(2,554,615)	-	(65,248,508)
Floating Rate Loan	(238,410,363)	-	-	(2,052,031)	(33,649,381)	(117,819,019)	(84,889,932)	(7,362,735)	-	(245,773,098)
High Yield Bond	(71,566,211)	-	-	-	(3,848,227)	(67,717,984)	-	-	-	(71,566,211)
Managed Bond	-	-	-	-	-	-	-	(1,811,322)	-	(1,811,322)
Short Duration Bond	(100,114,802)	(4,440,674)	(11,664,072)	-	-	(84,010,056)	-	-	-	(100,114,802)
Emerging Markets	(7,433,988)	-	-	-	-	(7,433,988)	-	-	-	(7,433,988)
International Large-Cap	(250,069,583)	-	-	-	(71,247,531)	(147,465,251)	(31,356,801)	(31,524,173)	-	(281,593,756)
International Small-Cap	(315,073,223)	-	-	-	(93,084,351)	(221,988,872)	-	(757,105)	-	(315,830,328)
International Value	(1,208,685,918)	-	-	-	(177,748,089)	(948,743,595)	(82,194,234)	(35,984,035)	-	(1,244,669,953)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2011, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$894,203,486	$-	$-	$-	$-	$-
Diversified Bond	3,713,975,010	105,960,102	(49,439,358)	56,520,744	(2,950,947)	53,569,797
Floating Rate Loan	1,075,998,526	11,977,874	(5,567,232)	6,410,642	-	6,410,642
High Yield Bond	1,344,688,917	53,821,412	(11,784,317)	42,037,095	986,978	43,024,073
Inflation Managed	4,698,222,261	58,149,062	(62,368,337)	(4,219,275)	(2,571,054)	(6,790,329)
Inflation Protected	1,474,447,119	6,062	(12,319,442)	(12,313,380)	274	(12,313,106)
Managed Bond	6,913,574,483	317,010,567	(136,604,608)	180,405,959	19,580,250	199,986,209
Short Duration Bond	1,839,303,951	19,520,914	(8,996,682)	10,524,232	20,796	10,545,028
American Funds Growth	690,101,506	102,141,087	-	102,141,087	-	102,141,087
American Funds Growth-Income	1,150,592,662	88,050,826	-	88,050,826	-	88,050,826
Comstock	1,885,705,166	450,956,375	(58,461,934)	392,494,441	-	392,494,441
Dividend Growth	969,004,033	145,397,466	(20,400,024)	124,997,442	7,543	125,004,985
Equity Index	1,961,472,350	709,613,599	(30,941,872)	678,671,727	288,066	678,959,793
Focused 30	112,402,040	25,352,397	(2,454,338)	22,898,059	1,030	22,899,089
Growth LT	1,046,690,969	181,466,964	(16,549,065)	164,917,899	(358,818)	164,559,081
Large-Cap Growth	1,092,961,697	275,496,273	(4,452,847)	271,043,426	-	271,043,426
Large-Cap Value	2,507,846,657	662,302,479	(60,772,659)	601,529,820	128,937	601,658,757
Long/Short Large-Cap	1,964,623,650	142,122,029	(42,759,281)	99,362,748	(9,346,857)	90,015,891
Main Street Core	1,294,208,904	261,371,620	(10,834,477)	250,537,143	(11,464)	250,525,679
Mid-Cap Equity	1,711,030,267	289,277,708	(29,440,486)	259,837,222	-	259,837,222
Mid-Cap Growth	923,852,933	350,512,709	(24,954,824)	325,557,885	(30,329)	325,527,556
Mid-Cap Value	1,107,131,733	100,974,162	(16,691,500)	84,282,662	-	84,282,662
Small-Cap Equity	1,046,587,882	144,896,957	(61,258,764)	83,638,193	419,924	84,058,117
Small-Cap Growth	497,212,158	172,230,992	(10,452,775)	161,778,217	-	161,778,217
Small-Cap Index	470,774,530	92,244,508	(67,009,370)	25,235,138	530,720	25,765,858
Small-Cap Value	415,299,994	155,256,040	(9,410,593)	145,845,447	-	145,845,447
Health Sciences	88,073,607	38,892,476	(1,156,278)	37,736,198	-	37,736,198
Real Estate	488,739,039	163,263,074	(9,643,174)	153,619,900	102	153,620,002
Technology	81,595,703	11,636,548	(1,339,640)	10,296,908	7,749	10,304,657
Emerging Markets	1,275,269,637	469,745,482	(23,066,595)	446,678,887	(1,355,451)	445,323,436
International Large-Cap	2,244,115,110	446,951,703	(62,386,491)	384,565,212	672,897	385,238,109
International Small-Cap	1,160,488,161	246,892,776	(24,194,375)	222,698,401	469,242	223,167,643
International Value	1,737,580,977	82,149,996	(70,323,769)	11,826,227	6,293,947	18,120,174
American Funds Asset Allocation	230,928,924	39,131,881	-	39,131,881	-	39,131,881
Pacific Dynamix — Conservative Growth	101,939,592	3,479,274	-	3,479,274	-	3,479,274
Pacific Dynamix — Moderate Growth	208,750,426	17,579,967	-	17,579,967	-	17,579,967
Pacific Dynamix — Growth	145,268,721	15,348,271	-	15,348,271	-	15,348,271
Portfolio Optimization Conservative	3,072,562,205	28,934,937	(4,543,597)	24,391,340	-	24,391,340
Portfolio Optimization Moderate-Conservative	4,244,936,431	72,926,709	(4,604,419)	68,322,290	-	68,322,290
Portfolio Optimization Moderate	15,923,123,445	404,582,953	(12,029,153)	392,553,800	-	392,553,800
Portfolio Optimization Growth	13,872,655,168	454,401,332	(7,341,481)	447,059,851	-	447,059,851
Portfolio Optimization Aggressive-Growth	3,117,771,010	124,494,433	(205,080)	124,289,353	-	124,289,353

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short and assets and liabilities in foreign currencies, if any.

As of and during the period ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. During the period ended June 30, 2011, none of the portfolios incurred any interest or penalties.

The Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2008 through December 31, 2010 for Federal purposes and December 31, 2007 through December 31, 2010 for State purposes.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains. The Modernization Act also contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

14. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2B) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at the end of the period. The Fund also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy (see Note 2 on page C-1). For the period ended June 30, 2011, there were no significant transfers between Level 1, Level 2 and Level 3. A summary of each portfolio’s investments as of June 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Senior Loan Notes

Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

15. DERIVATIVE INVESTMENTS CATEGORIZED BY RISK EXPOSURE

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default.

Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain portfolios are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparty to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Derivative Investments

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage interest rate risk and duration. The Inflation Managed and Managed Bond Portfolios used financial and money market futures to manage exposure to securities markets and/or to manage interest rate risk. The Short Duration Bond Portfolio used futures contracts to manage duration and maintain full exposure to the markets. The Equity Index, Small-Cap Equity and Small-Cap Index Portfolios utilized futures to help provide equity exposure to the portfolios’ cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows. The Long/Short Large-Cap Portfolio used futures contracts to maintain full exposure (long and short) to the equity markets, to hedge various investments for risk management purposes and to increase returns. The Comstock, Growth LT, Large-Cap Growth, Large-Cap Value, Main Street Core, Mid-Cap Growth, Small-Cap Equity, Small-Cap Value, International Large-Cap, International Small-Cap and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios.

Options Contracts

An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the portfolios entered into options contracts for the following reasons: The Diversified Bond Portfolio purchased or wrote options and swaptions to manage interest rate risk and duration. The Inflation Managed and Managed Bond Portfolios purchased or wrote options and swaptions on futures, currencies, inflation floors, and swaps, as a means of capitalizing on anticipated changes in market volatility, to generate income, and/or manage duration.

Forward Foreign Currency Contracts

A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into forward foreign currency contracts for the following reasons: The Diversified Bond, Growth LT, Short Duration and International Value Portfolios used Forward Contracts for hedging purposes to help protect the portfolios’ returns against adverse currency movements. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connections with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy.

Swaps

Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into interest rate swap contracts for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps to help manage nominal or real interest rate risk, to manage duration, and as a substitute for physical

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

securities. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the portfolios entered into credit default swap contracts for the following reasons: The Diversified Bond Portfolio utilized credit default swaps to adjust exposure to the commercial mortgage-back markets. The High Yield Bond Portfolio entered into credit default swaps as a substitute for securities in order to gain a broad exposure to the high yield bond markets. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market through the use of credit default swaps on credit indices. Both Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market.

Total Return Swaps - A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into total return swap contracts for the following reasons: The Diversified Bond and Inflation Protected Portfolios entered into total return swaps to manage duration, maintain exposure to the markets, and as a substitute for physical securities.

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of June 30, 2011 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments during the period ended June 30, 2011 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value Receivable: Swap agreements Receivable: Variation margin Swap contracts, at value	Outstanding options written, at value Payable: Swap agreements Payable: Variation margin Swap contracts, at value

Foreign currency contracts	Investments, at value Receivable: Variation margin Forward foreign currency contracts appreciation	Outstanding options written, at value Payable: Variation margin Forward foreign currency contracts depreciation

Credit contracts	Receivable: Swap agreements Swap contracts, at value	Payable: Swap agreements Swap contracts, at value

Equity contracts	Investments, at value Receivable: Variation margin	Outstanding options written, at value Payable: Variation margin

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

The following is a summary of fair values of derivative investments on the Statements of Assets and Liabilities not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2011:

		Asset Derivative Investments Value
	Total Value at	Credit	Equity	Foreign Currency	Interest Rate
Portfolio	June 30, 2011	Contracts	Contracts	Contracts	Contracts
Diversified Bond	$5,468,296	$204,456	$-	$906,909	$4,356,931*
High Yield Bond	780,728	780,728	-	-	-
Inflation Managed	27,075,160	12,470,729	-	9,814,959	4,789,472*
Inflation Protected	628	-	-	-	628
Managed Bond	86,597,740	30,780,016	-	25,798,182	30,019,542*
Short Duration Bond	16,301	-	-	16,301	-
Equity Index	288,066	-	288,066*	-	-
Growth LT	185,175	-	-	185,175	-
Long/Short Large-Cap	725,248	-	725,248*	-	-
Small-Cap Equity	419,871	-	419,871*	-	-
Small-Cap Index	530,677	-	530,677*	-	-
International Small-Cap	1,124,683	-	1,124,683*	-	-
International Value	10,870,920	-	-	10,870,920	-

		Liability Derivative Investments Value
	Total Value at	Credit	Equity	Foreign Currency	Interest Rate
Portfolio	June 30, 2011	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($10,075,178)	($832,293)	$-	($946,927)	($8,295,958	)*
Inflation Managed	(28,019,765)	(3,530,888)	-	(13,891,552)	(10,597,325	)*
Inflation Protected	(354)	-	-	-	(354)
Managed Bond	(93,436,349)	(8,188,512)	-	(50,794,683)	(34,453,154	)*
Growth LT	(605,485)	-	-	(605,485)	-
International Value	(4,678,759)	-	-	(4,678,759)	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments on the Fund’s Statements of Operations:

Derivative Investment Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Credit	Equity	Foreign Currency	Interest Rate
Portfolio	Total	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($3,098,771)	$507,837	$-	($6,041,398)	$2,434,790
High Yield Bond	(45,139)	(45,139)	-	-	-
Inflation Managed	219,847	1,783,162	-	(4,259,580)	2,696,265
Inflation Protected	922	922	-	-	-
Managed Bond	(19,981,604)	12,640,462	-	(29,520,782)	(3,101,284)
Short Duration Bond	1,869,533	-	-	-	1,869,533
Comstock	238,161	-	238,161	-	-
Equity Index	(630,598)	-	(630,598)	-	-
Growth LT	(8,325,292)	-	(5,919,187)	(2,406,105)	-
Large-Cap Growth	14,319	-	14,319	-	-
Large-Cap Value	(52,099)	-	(52,099)	-	-
Long/Short Large-Cap	931,462	-	931,462	-	-
Main Street Core	154,726	-	154,726	-	-
Mid-Cap Growth	(216,759)	-	(216,759)	-	-
Small-Cap Equity	(135,770)	-	(135,770)	-	-
Small-Cap Index	(156,119)	-	(156,119)	-	-
Small-Cap Value	(289,041)	-	(289,041)	-	-
Emerging Markets	(4,935)	-	-	(4,935)	-
International Large-Cap	(235,585)	-	(235,585)	-	-
International Small-Cap	43,966	-	382,459	(338,493)	-
International Value	(353,906)	-	128,855	(482,761)	-

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
	Recognized in the Statement of Operations
		Credit	Equity	Foreign Currency	Interest Rate
Portfolio	Total	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($4,650,500)	$153,095	$-	$478,924	($5,282,519)
High Yield Bond	961,978	961,978	-	-	-
Inflation Managed	(1,198,634)	10,465	-	(3,955,740)	2,746,641
Inflation Protected	274	-	-	-	274
Managed Bond	(2,386,905)	(5,866,307)	-	(23,885,786)	27,365,188
Short Duration Bond	(1,226,590)	-	-	16,301	(1,242,891)
Equity Index	191,628	-	191,628	-	-
Growth LT	(654,051)	-	-	(654,051)	-
Long/Short Large-Cap	565,703	-	565,703	-	-
Small-Cap Equity	389,921	-	389,921	-	-
Small-Cap Index	295,136	-	295,136	-	-
International Small-Cap	1,393,502	-	1,124,683	268,819	-
International Value	6,344,794	-	-	6,344,794	-

16. REORGANIZATIONS

On October 29, 2010, the Managed Bond and Main Street Core Portfolios (“Surviving Portfolios”) acquired all of the assets and liabilities of the Equity and Multi-Strategy Portfolios (Acquired Portfolios), each in a tax-free exchange for Federal tax purposes, pursuant to the plans of reorganization (“Reorganizations”) approved by the Board and shareholders of record of the Equity and Multi-Strategy Portfolios as of the applicable record date. The transactions were prompted primarily by performance concerns and the small size of the Acquired Portfolios. The Managed Bond Portfolio acquired all the assets and liabilities attributable to the fixed income portion of the Multi-Strategy Portfolio. The Main Street Core Portfolio acquired all assets and liabilities of the Equity Portfolio and the assets and liabilities attributable to the equity portion of the Multi-Strategy Portfolio. Twenty-five percent of the Equity Portfolio and seventy-five percent of the Multi-Strategy Portfolio reorganization expenses were paid by the respective Acquired Portfolios. PLFA, as Investment Adviser to the Fund, paid the remaining costs of the Reorganizations. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation of the Acquired Portfolios as of the reorganization date immediately prior to the Reorganizations, and the net assets of the Surviving Portfolios as of the reorganization date immediately prior to and after the Reorganizations, were as follows:

				Shares	Surviving	Acquired	Net Assets	Acquired Portfolio
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Unrealized
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	Appreciation
October 29, 2010	Managed Bond	Multi-Strategy	8,041,106	7,160,012	$6,540,096,790	$86,295,583	$6,626,392,373	$495,978

October 29, 2010	Main Street Core	Equity	9,947,343	7,374,890	N/A	129,462,757	N/A	7,200,439
		Multi-Strategy	9,828,019	5,689,836	N/A	100,076,677	N/A	5,379,250

		Total After Reorganization	19,775,362	13,064,726	$1,230,251,291	$229,539,434	$1,459,790,726	$12,579,689

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Surviving Portfolios, the pro forma results of operations (in thousands) for the year ended December 31, 2010 are as follows:

Managed Bond
Net investment income	$194,512	(1)
Net gain on investments	313,005	(2)

Net increase in net assets resulting from operations	$507,517

Main Street Core
Net investment income	$14,019	(3)
Net gain on investments	235,197	(4)

Net increase in net assets resulting from operations	$249,216

(1) $191,987 as reported, plus $2,475 Multi-Strategy premerger, plus $50 of pro-forma eliminated expenses.
(2) $306,041 as reported, plus $6,964 Multi-Strategy premerger.
(3) $12,961 as reported, plus $621 Multi-Strategy premerger, plus $437 Equity premerger.
(4) $200,743 as reported, plus $8,707 Multi-Strategy premerger, plus $25,747 Equity premerger.

Because the Surviving Portfolios have been managed as single integrated portfolios since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Surviving Portfolios statements of operations since October 29, 2010.

17. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the periods ended June 30, 2011 and the year ended December 31, 2010 were as follows:

	Cash Management		Diversified Bond		Floating Rate Loan
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	31,513,429	48,801,172	2,318,155	97,590,348	2,157,436	16,665,649
Dividend and distribution reinvested	-	5,059	3,753,062	8,716,139	5,841,720	6,626,263
Shares repurchased	(27,983,751)	(78,119,622)	(293,168,151)	(29,006,878)	(136,037,610)	(15,205,098)

Net increase (decrease)	3,529,678	(29,313,391)	(287,096,934)	77,299,609	(128,038,454)	8,086,814
Shares outstanding, beginning of period or year	85,395,535	114,708,926	295,265,312	217,965,703	139,671,211	131,584,397

Shares outstanding, end of period or year	88,925,213	85,395,535	8,168,378	295,265,312	11,632,757	139,671,211

Class P
Shares sold	3,867		297,433,029		130,701,919
Dividend and distribution reinvested	-		50,266		57,714
Shares repurchased	-		(761,151)		(402,186)

Net increase	3,867		296,722,144		130,357,447
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	3,867		296,722,144		130,357,447

	High Yield Bond		Inflation Managed		Inflation Protected (1)
	2011	2010	2011	2010	2011	2010

Class I
Shares sold	7,548,633	20,852,452	3,254,311	27,778,461	2,690,408
Dividend and distribution reinvested	6,414,331	14,308,822	20,963,669	8,017,890	-
Shares repurchased	(143,961,382)	(39,511,890)	(357,240,058)	(37,630,077)	(2,542,040)

Net increase (decrease)	(129,998,418)	(4,350,616)	(333,022,078)	(1,833,726)	148,368
Shares outstanding, beginning of period or year	183,851,364	188,201,980	389,832,099	391,665,825	-

Shares outstanding, end of period or year	53,852,946	183,851,364	56,810,021	389,832,099	148,368

Class P
Shares sold	160,548,869		173,956,998		146,510,152
Dividend and distribution reinvested	83,829		13,731		-
Shares repurchased	(442,578)		(434,970)		(362,019)

Net increase	160,190,120		173,535,759		146,148,133
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	160,190,120		173,535,759		146,148,133

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Managed Bond		Short Duration Bond		American Funds Growth
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	4,511,024	127,361,714	3,335,018	33,588,871	1,095,998	5,964,368
Shares issued in connection with acquisition (2)	-	7,160,012	-	-	-	-
Dividend and distribution reinvested	20,684,900	19,240,042	834,960	2,592,677	-	3,689
Shares repurchased	(440,587,101)	(58,751,999)	(152,929,595)	(19,221,542)	(93,890,875)	(17,896,294)

Net increase (decrease)	(415,391,177)	95,009,769	(148,759,617)	16,960,006	(92,794,877)	(11,928,237)
Shares outstanding, beginning of period or year	546,612,594	451,602,825	172,909,378	155,949,372	118,442,918	130,371,155

Shares outstanding, end of period or year	131,221,417	546,612,594	24,149,761	172,909,378	25,648,041	118,442,918

Class P
Shares sold	403,158,595		165,798,262		63,275,523
Dividend and distribution reinvested	-		14,352		-
Shares repurchased	(987,183)		(462,715)		(5,548)

Net increase	402,171,412		165,349,899		63,269,975
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	402,171,412		165,349,899		63,269,975

	American Funds Growth-Income		Comstock		Dividend Growth
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	875,856	4,201,964	817,345	4,011,493	492,006	64,199,299
Dividend and distribution reinvested	-	10	1,864,350	3,002,930	5,470,264	947,982
Shares repurchased	(127,978,690)	(32,712,495)	(244,067,937)	(30,304,340)	(101,710,614)	(8,564,443)

Net increase (decrease)	(127,102,834)	(28,510,521)	(241,386,242)	(23,289,917)	(95,748,344)	56,582,838
Shares outstanding, beginning of period or year	149,430,264	177,940,785	255,823,870	279,113,787	110,962,294	54,379,456

Shares outstanding, end of period or year	22,327,430	149,430,264	14,437,628	255,823,870	15,213,950	110,962,294

Class P
Shares sold	104,793,194		242,018,973		91,349,292
Dividend and distribution reinvested	-		-		-
Shares repurchased	(7,095)		(456,449)		(188,586)

Net increase	104,786,099		241,562,524		91,160,706
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	104,786,099		241,562,524		91,160,706

	Equity Index		Focused 30		Growth LT
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	1,035,612	2,500,503	599,998	2,044,883	377,444	2,291,296
Dividend and distribution reinvested	-	1,814,849	-	-	2,822,473	921,822
Shares repurchased	(67,514,155)	(62,851,894)	(2,055,580)	(6,072,485)	(60,870,377)	(10,417,044)

Net decrease	(66,478,543)	(58,536,542)	(1,455,582)	(4,027,602)	(57,670,460)	(7,203,926)
Shares outstanding, beginning of period or year	96,184,627	154,721,169	11,949,959	15,977,561	81,829,421	89,033,347

Shares outstanding, end of period or year	29,706,084	96,184,627	10,494,377	11,949,959	24,158,961	81,829,421

Class P
Shares sold	61,284,019		757		35,682,122
Dividend and distribution reinvested	-		-		-
Shares repurchased	(147,228)		-		(78,087)

Net increase	61,136,791		757		35,604,035
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	61,136,791		757		35,604,035

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	986,244	6,017,345	1,174,379	3,796,003	509,303	5,413,448
Dividend and distribution reinvested	29,274,714	-	1,075,858	4,069,822	19,569,105	1,339,213
Shares repurchased	(244,238,305)	(23,814,311)	(249,521,291)	(45,127,984)	(190,544,762)	(11,823,391)

Net decrease	(213,977,347)	(17,796,966)	(247,271,054)	(37,262,159)	(170,466,354)	(5,070,730)
Shares outstanding, beginning of period or year	237,096,125	254,893,091	274,914,318	312,176,477	173,296,163	178,366,893

Shares outstanding, end of period or year	23,118,778	237,096,125	27,643,264	274,914,318	2,829,809	173,296,163

Class P
Shares sold	192,057,102		226,406,864		164,772,262
Dividend and distribution reinvested	-		-		-
Shares repurchased	(531,318)		(434,058)		(408,559)

Net increase	191,525,784		225,972,806		164,363,703
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	191,525,784		225,972,806		164,363,703

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	341,676	1,298,587	629,251	2,287,895	1,705,971	6,719,681
Shares issued in connection with acquisition (2)	-	13,064,726	-	-	-	-
Dividend and distribution reinvested	6,432,716	592,644	20,816,868	1,251,437	7,369,683	219,820
Shares repurchased	(53,266,102)	(15,870,593)	(130,652,081)	(25,559,606)	(114,253,846)	(32,325,582)

Net decrease	(46,491,710)	(914,636)	(109,205,962)	(22,020,274)	(105,178,192)	(25,386,081)
Shares outstanding, beginning of period or year	78,321,859	79,236,495	138,034,796	160,055,070	130,560,465	155,946,546

Shares outstanding, end of period or year	31,830,149	78,321,859	28,828,834	138,034,796	25,382,273	130,560,465

Class P
Shares sold	47,902,928		103,602,001		88,879,592
Dividend and distribution reinvested	-		-		-
Shares repurchased	(132,096)		(196,409)		(153,797)

Net increase	47,770,832		103,405,592		88,725,795
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	47,770,832		103,405,592		88,725,795

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	1,003,659	3,367,586	808,296	45,451,433	1,082,621	3,383,384
Dividend and distribution reinvested	20,568,596	789,108	13,424,715	481,244	7,240,243	-
Shares repurchased	(100,107,617)	(12,550,133)	(87,383,991)	(29,033,021)	(51,543,062)	(12,224,888)

Net increase (decrease)	(78,535,362)	(8,393,439)	(73,150,980)	16,899,656	(43,220,198)	(8,841,504)
Shares outstanding, beginning of period or year	82,232,398	90,625,837	76,402,054	59,502,398	55,536,615	64,378,119

Shares outstanding, end of period or year	3,697,036	82,232,398	3,251,074	76,402,054	12,316,417	55,536,615

Class P
Shares sold	75,219,836		74,070,034		40,446,033
Dividend and distribution reinvested	-		-		-
Shares repurchased	(131,369)		(116,359)		(64,076)

Net increase	75,088,467		73,953,675		40,381,957
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	75,088,467		73,953,675		40,381,957

	Small-Cap Index		Small-Cap Value		Health Sciences
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	1,421,038	4,626,772	1,235,267	4,395,620	1,317,993	2,474,883
Dividend and distribution reinvested	-	339,070	6,640,239	857,315	686,095	-
Shares repurchased	(9,945,191)	(11,520,006)	(37,304,292)	(21,770,192)	(1,187,539)	(2,909,101)

Net increase (decrease)	(8,524,153)	(6,554,164)	(29,428,786)	(16,517,257)	816,549	(434,218)
Shares outstanding, beginning of period or year	43,797,826	50,351,990	44,719,859	61,237,116	9,162,562	9,596,780

Shares outstanding, end of period or year	35,273,673	43,797,826	15,291,073	44,719,859	9,979,111	9,162,562

Class P
Shares sold	5,276,259		25,309,380		735
Dividend and distribution reinvested	-		-		-
Shares repurchased	(8,879)		(41,872)		-

Net increase	5,267,380		25,267,508		735
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	5,267,380		25,267,508		735

	Real Estate		Technology		Emerging Markets
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	1,254,993	2,769,311	3,029,071	5,201,653	1,546,072	6,575,819
Dividend and distribution reinvested	1,553,526	549,838	3,640,770	-	674,008	1,238,147
Shares repurchased	(28,568,689)	(14,476,797)	(3,184,754)	(6,917,451)	(83,132,399)	(26,714,634)

Net increase (decrease)	(25,760,170)	(11,157,648)	3,485,087	(1,715,798)	(80,912,319)	(18,900,668)
Shares outstanding, beginning of period or year	42,865,637	54,023,285	16,325,593	18,041,391	108,489,517	127,390,185

Shares outstanding, end of period or year	17,105,467	42,865,637	19,810,680	16,325,593	27,577,198	108,489,517

Class P
Shares sold	23,862,542		1,706		75,709,263
Dividend and distribution reinvested	-		-		-
Shares repurchased	(35,210)		-		(127,065)

Net increase	23,827,332		1,706		75,582,198
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	23,827,332		1,706		75,582,198

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	International Large-Cap		International Small-Cap		International Value
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	2,531,751	9,313,133	605,118	4,380,010	1,265,838	4,013,431
Dividend and distribution reinvested	1,087,811	4,009,497	1,718,313	3,259,192	1,730,004	4,394,513
Shares repurchased	(318,588,863)	(67,857,508)	(114,854,963)	(17,514,496)	(124,174,096)	(47,267,881)

Net decrease	(314,969,301)	(54,534,878)	(112,531,532)	(9,875,294)	(121,178,254)	(38,859,937)
Shares outstanding, beginning of period or year	373,755,631	428,290,509	117,872,145	127,747,439	152,400,679	191,260,616

Shares outstanding, end of period or year	58,786,330	373,755,631	5,340,613	117,872,145	31,222,425	152,400,679

Class P
Shares sold	316,548,687		147,895,429		121,750,865
Dividend and distribution reinvested	-		-		-
Shares repurchased	(596,041)		(250,582)		(227,182)

Net increase	315,952,646		147,644,847		121,523,683
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	315,952,646		147,644,847		121,523,683

	American Funds Asset Allocation		Pacific Dynamix-Conservative Growth		Pacific Dynamix-Moderate Growth
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	2,733,692	6,467,104	1,686,845	7,862,258	5,313,579	6,768,189
Dividend and distribution reinvested	585,166	-	102,939	389,382	140,998	357,540
Shares repurchased	(744,450)	(1,404,018)	(4,041,195)	(1,072,528)	(721,649)	(738,958)

Net increase (decrease)	2,574,408	5,063,086	(2,251,411)	7,179,112	4,732,928	6,386,771
Shares outstanding, beginning of period or year	15,964,592	10,901,506	10,900,012	3,720,900	12,356,729	5,969,958

Shares outstanding, end of period or year	18,539,000	15,964,592	8,648,601	10,900,012	17,089,657	12,356,729

			Portfolio Optimization		Portfolio Optimization
	Pacific Dynamix-Growth		Conservative (1)		Moderate-Conservative (1)
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	3,777,954	4,779,095	312,599,539		436,742,677
Dividend and distribution reinvested	112,214	312,875	-		-
Shares repurchased	(399,023)	(1,309,100)	(1,644,485)		(1,479,183)

Net increase	3,491,145	3,782,870	310,955,054		435,263,494
Shares outstanding, beginning of period or year	8,192,665	4,409,795	-		-

Shares outstanding, end of period or year	11,683,810	8,192,665	310,955,054		435,263,494

					Portfolio Optimization
	Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (1)		Aggressive-Growth (1)
	2011	2010	2011	2010	2011	2010
Class I
Shares sold	1,659,902,742		1,465,009,755		333,556,692
Dividend and distribution reinvested	-		-		-
Shares repurchased	(3,203,535)		(2,106,227)		(470,205)

Net increase	1,656,699,207		1,462,903,528		333,086,487
Shares outstanding, beginning of period	-		-		-

Shares outstanding, end of period	1,656,699,207		1,462,903,528		333,086,487

(1)	Operations commenced on May 2, 2011.
(2)	See Note 16 for shares issued in connection with acquisitions.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire 6-month period from January 1, 2011 to June 30, 2011. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 to Financial Statements) and other expense reductions (Note 5 to Financial Statements). The “Ending Account Value at 06/30/11” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/11-06/30/11” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2011 to June 30, 2011.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/11-06/30/11.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/11-
Portfolio	01/01/11	06/30/11	Ratio	06/30/11
Cash Management
Actual
Class I	$1,000.00	$1,000.00	0.19%	$0.94
Class P (2)	$1,000.00	$1,000.00	0.15%	$0.74
Hypothetical
Class I	$1,000.00	$1,023.85	0.19%	$0.95
Class P (2)	$1,000.00	$1,024.00	0.15%	$0.75

Diversified Bond
Actual
Class I	$1,000.00	$1,025.60	0.66%	$3.31
Class P (2)	$1,000.00	$1,004.30	0.45%	$2.24
Hypothetical
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class P (2)	$1,000.00	$1,022.56	0.45%	$2.26

Floating Rate Loan
Actual
Class I	$1,000.00	$1,021.70	0.91%	$4.56
Class P (2)	$1,000.00	$998.30	0.68%	$3.37
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P (2)	$1,000.00	$1,021.42	0.68%	$3.41

High Yield Bond
Actual
Class I	$1,000.00	$1,044.40	0.64%	$3.24
Class P (2)	$1,000.00	$990.80	0.44%	$2.17
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P (2)	$1,000.00	$1,022.61	0.44%	$2.21

Inflation Managed
Actual
Class I	$1,000.00	$1,056.10	0.64%	$3.26
Class P (2)	$1,000.00	$1,008.60	0.43%	$2.14
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P (2)	$1,000.00	$1,022.66	0.43%	$2.16

Inflation Protected (3)
Actual
Class I	$1,000.00	$1,004.80	0.64%	$3.18
Class P (2)	$1,000.00	$1,005.20	0.44%	$2.19
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P (2)	$1,000.00	$1,022.61	0.44%	$2.21

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/11-
Portfolio	01/01/11	06/30/11	Ratio	06/30/11

Managed Bond
Actual
Class I	$1,000.00	$1,029.30	0.64%	$3.22
Class P (2)	$1,000.00	$1,004.10	0.44%	$2.19
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P (2)	$1,000.00	$1,022.61	0.44%	$2.21

Short Duration Bond
Actual
Class I	$1,000.00	$1,008.50	0.66%	$3.29
Class P (2)	$1,000.00	$1,002.00	0.46%	$2.28
Hypothetical
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class P (2)	$1,000.00	$1,022.51	0.46%	$2.31

American Funds Growth (4)
Actual
Class I	$1,000.00	$1,057.80	0.63%	$3.21
Class P (2)	$1,000.00	$968.90	0.44%	$2.15
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P (2)	$1,000.00	$1,022.61	0.44%	$2.21

American Funds Growth-Income (4)
Actual
Class I	$1,000.00	$1,042.80	0.62%	$3.14
Class P (2)	$1,000.00	$973.40	0.42%	$2.06
Hypothetical
Class I	$1,000.00	$1,021.72	0.62%	$3.11
Class P (2)	$1,000.00	$1,022.71	0.42%	$2.11

Comstock
Actual
Class I	$1,000.00	$1,055.90	0.92%	$4.69
Class P (2)	$1,000.00	$963.80	0.72%	$3.51
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P (2)	$1,000.00	$1,021.22	0.72%	$3.61

Dividend Growth
Actual
Class I	$1,000.00	$1,068.30	0.91%	$4.67
Class P (2)	$1,000.00	$980.30	0.72%	$3.54
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P (2)	$1,000.00	$1,021.22	0.72%	$3.61

Equity Index
Actual
Class I	$1,000.00	$1,058.80	0.29%	$1.48
Class P (2)	$1,000.00	$972.00	0.09%	$0.44
Hypothetical
Class I	$1,000.00	$1,023.36	0.29%	$1.45
Class P (2)	$1,000.00	$1,024.35	0.09%	$0.45

Focused 30
Actual
Class I	$1,000.00	$1,024.10	1.06%	$5.32
Class P (2)	$1,000.00	$968.90	0.89%	$4.34
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P (2)	$1,000.00	$1,020.38	0.89%	$4.46

Growth LT
Actual
Class I	$1,000.00	$1,040.00	0.79%	$4.00
Class P (2)	$1,000.00	$971.10	0.60%	$2.93
Hypothetical
Class I	$1,000.00	$1,020.88	0.79%	$3.96
Class P (2)	$1,000.00	$1,021.82	0.60%	$3.01

Large-Cap Growth
Actual
Class I	$1,000.00	$1,082.20	0.92%	$4.75
Class P (2)	$1,000.00	$983.60	0.72%	$3.54
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P (2)	$1,000.00	$1,021.22	0.72%	$3.61

Large-Cap Value
Actual
Class I	$1,000.00	$1,089.50	0.83%	$4.30
Class P (2)	$1,000.00	$985.30	0.63%	$3.10
Hypothetical
Class I	$1,000.00	$1,020.68	0.83%	$4.16
Class P (2)	$1,000.00	$1,021.67	0.63%	$3.16

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,049.00	1.72%	$8.74
Class P (2)	$1,000.00	$966.20	4.16%	$20.28
Hypothetical
Class I	$1,000.00	$1,016.27	1.72%	$8.60
Class P (2)	$1,000.00	$1,004.17	4.16%	$20.67

Main Street Core
Actual
Class I	$1,000.00	$1,028.30	0.69%	$3.47
Class P (2)	$1,000.00	$973.40	0.51%	$2.50
Hypothetical
Class I	$1,000.00	$1,021.37	0.69%	$3.46
Class P (2)	$1,000.00	$1,022.27	0.51%	$2.56

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,045.40	0.91%	$4.62
Class P (2)	$1,000.00	$967.30	0.72%	$3.51
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P (2)	$1,000.00	$1,021.22	0.72%	$3.61

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,113.30	0.95%	$4.98
Class P (2)	$1,000.00	$974.60	0.75%	$3.67
Hypothetical
Class I	$1,000.00	$1,020.08	0.95%	$4.76
Class P (2)	$1,000.00	$1,021.08	0.75%	$3.76

Mid-Cap Value
Actual
Class I	$1,000.00	$1,065.40	0.92%	$4.71
Class P (2)	$1,000.00	$970.90	0.73%	$3.57
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P (2)	$1,000.00	$1,021.17	0.73%	$3.66

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/11-
Portfolio	01/01/11	06/30/11	Ratio	06/30/11

Small-Cap Equity
Actual
Class I	$1,000.00	$1,033.90	1.01%	$5.09
Class P (2)	$1,000.00	$951.90	0.82%	$3.97
Hypothetical
Class I	$1,000.00	$1,019.79	1.01%	$5.06
Class P (2)	$1,000.00	$1,020.73	0.82%	$4.11

Small-Cap Growth
Actual
Class I	$1,000.00	$1,085.80	0.87%	$4.50
Class P (2)	$1,000.00	$948.80	0.69%	$3.33
Hypothetical
Class I	$1,000.00	$1,020.48	0.87%	$4.36
Class P (2)	$1,000.00	$1,021.37	0.69%	$3.46

Small-Cap Index
Actual
Class I	$1,000.00	$1,060.30	0.57%	$2.91
Class P (2)	$1,000.00	$957.60	0.47%	$2.28
Hypothetical
Class I	$1,000.00	$1,021.97	0.57%	$2.86
Class P (2)	$1,000.00	$1,022.46	0.47%	$2.36

Small-Cap Value
Actual
Class I	$1,000.00	$1,077.20	1.01%	$5.20
Class P (2)	$1,000.00	$969.20	0.85%	$4.15
Hypothetical
Class I	$1,000.00	$1,019.79	1.01%	$5.06
Class P (2)	$1,000.00	$1,020.58	0.85%	$4.26

Health Sciences
Actual
Class I	$1,000.00	$1,171.40	1.16%	$6.25
Class P (2)	$1,000.00	$996.40	0.99%	$4.90
Hypothetical
Class I	$1,000.00	$1,019.04	1.16%	$5.81
Class P (2)	$1,000.00	$1,019.89	0.99%	$4.96

Real Estate
Actual
Class I	$1,000.00	$1,098.20	1.10%	$5.72
Class P (2)	$1,000.00	$982.10	0.92%	$4.52
Hypothetical
Class I	$1,000.00	$1,019.34	1.10%	$5.51
Class P (2)	$1,000.00	$1,020.23	0.92%	$4.61

Technology
Actual
Class I	$1,000.00	$1,028.70	1.16%	$5.83
Class P (2)	$1,000.00	$970.90	0.99%	$4.84
Hypothetical
Class I	$1,000.00	$1,019.04	1.16%	$5.81
Class P (2)	$1,000.00	$1,019.89	0.99%	$4.96

Emerging Markets
Actual
Class I	$1,000.00	$986.30	1.06%	$5.22
Class P (2)	$1,000.00	$961.50	0.87%	$4.23
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P (2)	$1,000.00	$1,020.48	0.87%	$4.36

International Large-Cap
Actual
Class I	$1,000.00	$1,067.40	1.00%	$5.13
Class P (2)	$1,000.00	$963.50	0.79%	$3.85
Hypothetical
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class P (2)	$1,000.00	$1,020.88	0.79%	$3.96

International Small-Cap
Actual
Class I	$1,000.00	$1,074.50	1.06%	$5.45
Class P (2)	$1,000.00	$972.10	0.83%	$4.06
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P (2)	$1,000.00	$1,020.68	0.83%	$4.16

International Value
Actual
Class I	$1,000.00	$1,058.60	0.90%	$4.59
Class P (2)	$1,000.00	$959.20	0.70%	$3.40
Hypothetical
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class P (2)	$1,000.00	$1,021.32	0.70%	$3.51

American Funds Asset Allocation (4)
Actual
Class I	$1,000.00	$1,052.00	0.64%	$3.26
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21

Pacific Dynamix – Conservative Growth (5)
Actual
Class I	$1,000.00	$1,036.50	0.39%	$1.97
Hypothetical
Class I	$1,000.00	$1,022.86	0.39%	$1.96

Pacific Dynamix – Moderate Growth (5)
Actual
Class I	$1,000.00	$1,043.90	0.37%	$1.88
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix – Growth (5)
Actual
Class I	$1,000.00	$1,049.10	0.36%	$1.83
Hypothetical
Class I	$1,000.00	$1,023.01	0.36%	$1.81

Portfolio Optimization Conservative (6), (7)
Actual
Class I	$1,000.00	$995.90	0.23%	$1.14
Hypothetical
Class I	$1,000.00	$1,023.65	0.23%	$1.15

Portfolio Optimization Moderate-Conservative (6), (7)
Actual
Class I	$1,000.00	$990.90	0.23%	$1.14
Hypothetical
Class I	$1,000.00	$1,023.65	0.23%	$1.15

Portfolio Optimization Moderate (6), (7)
Actual
Class I	$1,000.00	$984.80	0.23%	$1.13
Hypothetical
Class I	$1,000.00	$1,023.65	0.23%	$1.15

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/11-
Portfolio	01/01/11	06/30/11	Ratio	06/30/11

Portfolio Optimization Growth (6), (7)
Actual
Class I	$1,000.00	$978.80	0.23%	$1.13
Hypothetical
Class I	$1,000.00	$1,023.65	0.23%	$1.15

Portfolio Optimization Aggressive-Growth (6), (7)
Actual
Class I	$1,000.00	$973.30	0.23%	$1.13
Hypothetical
Class I	$1,000.00	$1,023.65	0.23%	$1.15

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	Class P commenced operations on May 2, 2011. The actual fund return and expenses paid by this class were for the period from May 2, 2011 to June 30, 2011 instead of the 6-month period. The hypothetical return is based on the entire 6-month period for comparison purposes.
(3)	The Inflation Protected Portfolio commenced operations on May 2, 2011. The actual fund return and expenses paid during the period by this portfolio were for the period from May 2, 2011 to June 30, 2011 instead of the 6-month period. The hypothetical return is based on the entire 6-month period for comparison purposes.
(4)	Expenses paid by the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios presented in the table above do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invested in.
(5)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the Pacific Dynamix Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.
(6)	The Portfolio Optimization Portfolios commenced operations on May 2, 2011. The actual fund return and expenses paid during the period by these portfolios were for the period from May 2, 2011 to June 30, 2011 instead of the 6-month period. The hypothetical return is based on the entire 6-month period for comparison purposes.
(7)	The annualized expense ratios for the Portfolio Optimization Portfolios do not include expenses of the Portfolio Optimization Underlying Portfolios (See Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Portfolios invest.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each of the portfolio management agreements (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and manages directly the five Portfolio Optimization Portfolios and the three Pacific Dynamix Portfolios. PLFA also manages directly the High Yield Bond and Cash Management Portfolios under the name Pacific Asset Management. For the other Portfolios, with the exception of the American Funds Growth-Income, American Funds Growth Portfolio, and American Funds Asset Allocation Portfolios (collectively, the “Feeder Portfolios”), PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. The Feeder Portfolios each invest all of their assets in a master fund and, therefore, PLFA has not retained other portfolio managers to manage the assets of these Feeder Portfolios. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 7, 2010.* The description below does not relate to the approvals at that meeting, but to certain approvals that have occurred since that meeting during the fiscal period January 1, 2011 through June 30, 2011.

At an in-person meeting on January 11, 2011, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2011, of the following newly organized Portfolios of the Fund: the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (collectively the “Portfolio Optimization Portfolios”) and the Inflation Protected Portfolio. In connection with those approvals, the Board also approved, effective May 1, 2011, Advisory Agreements with PLFA for each of those Portfolios and a Portfolio Management Agreement with respect to the Inflation Protected Portfolio. Additionally, at the in-person meeting on January 11, 2011, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement, effective May 1, 2011, with respect to the Short Duration Bond Portfolio.

In evaluating the Advisory Agreements and Portfolio Management Agreements, the Board, including all of the Independent Trustees, considered the factors described below. The Board also considered, as applicable, the various screening processes that PLFA utilizes in proposing new portfolio managers, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of the Portfolio Managers including, as applicable, information about other firms considered by PLFA and reviewed PLFA’s analysis in reaching its conclusion to recommend the Portfolio Managers, which were ultimately approved by the Board.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Advisory Agreements and Portfolio Management Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all of the factors considered by the Trustees in approving the Advisory Agreements and Portfolio Management Agreements, and in the case of the Independent Trustees, in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

Approval of Advisory Agreement for the Portfolio Optimization Portfolios

At the in-person meeting on January 11, 2011, the Board, including all of the Independent Trustees, approved, effective May 1, 2011, the Advisory Agreement with PLFA with respect to the Portfolio Optimization Portfolios (the “Portfolio Optimization Advisory Agreement”).

In evaluating the Portfolio Optimization Advisory Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of all Portfolios; PLFA’s experience managing asset allocation funds-of-funds and other accounts; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder needs.

The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

* At the December 7th meeting, the Board did not consider the continuance of the Portfolio Management Agreements relating to the International Value, Small-Cap Equity, Technology, Floating Rate Loan, Comstock and the Dividend Growth Portfolios, as those Agreements were not up for renewal at that time.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Portfolio Optimization Portfolios in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered that PLFA serves as adviser to the Pacific Dynamix Portfolios of the Fund and the Portfolio Optimization Funds of Pacific Life Funds, both of which are asset allocation funds-of-funds, and provides asset allocation services to other accounts. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Portfolio Optimization Portfolios and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and materials provided to them at the meeting and throughout the year by PLFA. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and significant amount of attention expected to be given to the Portfolio Optimization Portfolios by PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Fund, including the measures taken by PLFA to assist the Fund in complying with Rule 38a-1 under the 1940 Act. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Portfolio Optimization Portfolios under the Portfolio Optimization Advisory Agreement.

2. Performance

The Trustees considered PLFA’s experience managing asset allocation funds-of-funds and other accounts, and its qualifications to manage the Portfolio Optimization Portfolios. Because this consideration related to newly organized portfolios, no actual performance records were available for registered funds-of-funds that would be comparable with respect to the universe of underlying portfolios. However, the Trustees considered the investment process and techniques to be used by PLFA for the Portfolio Optimization Portfolios and PLFA’s experience as the manager of the Pacific Dynamix Portfolios of the Fund and the Portfolio Optimization Funds of Pacific Life Funds. The Board also reviewed Pacific Life’s experience providing asset allocation services to variable contract holders and noted that the Portfolio Optimization Portfolios were similar in many respects to existing asset allocation models available to contract holders. The Board determined that PLFA’s performance record was acceptable.

3. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fees and total operating expenses for each of the Portfolio Optimization Portfolios. The Trustees reviewed the proposed advisory fees and total operating expense ratios for each Portfolio and compared the proposed advisory fee and total operating expense ratio for the proposed Portfolio Optimization Moderate Portfolio with the average fee and expense levels of other funds in an applicable peer fund group. The Trustees noted that the other Portfolio Optimization Portfolios had similar expense structures to the proposed Portfolio Optimization Moderate Portfolio and that the differences between the total annual operating expense ratios of the Portfolios were due primarily to each Portfolio’s different allocations to underlying funds. The Trustees also noted that all of the Portfolios would be subject to advisory fee waiver and expense limitation agreements agreed to by PLFA. The Trustees considered that the proposed advisory fee rate would be equal to the industry average for asset allocation fund products based on the data presented to the Board, assuming expiration of the advisory fee waiver, and that the effective advisory fee after taking the advisory fee waiver into account was below the peer group average. The Board concluded that the compensation payable under the Portfolio Optimization Advisory Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Portfolio Optimization Portfolios and information regarding the anticipated profitability of the proposed Portfolios to PLFA.

Costs and Profitability. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Portfolio Optimization Portfolios based on the projected assets, income and expenses of PLFA in its relationship with the Portfolios. The Trustees noted that this information contains estimates because there is no actual operating history for the Portfolio Optimization Portfolios. The Trustees also considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the projected profit or loss to PLFA from the Portfolio Optimization Advisory Agreement. The Trustees reviewed the projected revenues and other benefits that are expected to be derived by PLFA from the Portfolio Optimization Portfolios.

Economies of Scale. The Trustees considered the extent to which projected economies of scale may be realized by the Portfolio Optimization Portfolios as assets grow. Because the Portfolio Optimization Portfolios do not have any operating history and no assets, no economies of scale exist at this time with respect to the Portfolios. The Trustees also noted that there would be advisory fee waiver and expense limitation agreements in place for the Portfolios. The Board concluded that the proposed fee structures of each of the Portfolio Optimization Portfolios reflected in the Portfolio Optimization Advisory Agreement are fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by PLFA and its affiliates as a result of their relationship with the Portfolio Optimization Portfolios, including fees for administrative services and reimbursement at an approximate cost basis for certain support services. The Board considered that the potential benefits that may be derived by PLFA from its relationship with the Portfolio Optimization Portfolios could include reputational benefits, which is consistent with those generally derived by investment advisers to mutual funds.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Portfolio Optimization Advisory Agreement is fair and reasonable; and (ii) the Portfolio Optimization Advisory Agreement is in the best interests of the Portfolio Optimization Portfolios and their shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

Approval of Advisory Agreement and Portfolio Management Agreement for the Inflation Protected Portfolio

At the in-person meeting on January 11, 2011, the Board, including all of the Independent Trustees, approved, effective May 1, 2011, the Advisory Agreement with PLFA with respect to the Inflation Protected Portfolio (the “Inflation Protected Advisory Agreement”) and the Portfolio Management Agreement with Western Asset Management Company (“Western Asset”) with respect to the Portfolio (the “Western Asset Portfolio Management Agreement”), and appointed Western Asset as the Portfolio Manager for this Portfolio.

In evaluating the Inflation Protected Advisory Agreement and Western Asset Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Portfolio Managers; the experience, capability and integrity of PLFA’s senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder needs.

The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Inflation Protected Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered that PLFA serves as adviser to the Diversified Bond Portfolio, also managed by Western Asset. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Inflation Protected Portfolio and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and significant amount of attention expected to be given to the Inflation Protected Portfolio by PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Fund, including the measures taken by PLFA to assist the Fund in complying with Rule 38a-1 under the 1940 Act. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Portfolio under the Inflation Protected Advisory Agreement.

Western Asset. The Trustees considered the benefits to shareholders of retaining Western Asset as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Western Asset. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Western Asset Portfolio Management Agreement; copies of the Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the Western Asset Portfolio Management Agreement, Western Asset would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Inflation Protected Portfolio over both the short- and long-term, the organizational depth and resources of Western Asset, including the background and experience of Western Asset’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Board considered that Western Asset had helped devise the strategies of the Portfolio in a fashion intended to meet investment criteria established by PLFA consistent with requirements under tax law that will apply to the Portfolio. The Trustees noted that Western Asset serves as Portfolio Manager for the Diversified Bond Portfolio, another series of the Fund overseen by the Board.

In addition, the Trustees considered that they had previously reviewed and approved Western Asset’s written compliance policies and procedures and that the Fund’s Chief Compliance Officer (“CCO”) had previously provided an assessment of Western Asset’s compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to Western Asset, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Western Asset. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate. The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Inflation Protected Portfolio by PLFA under the Inflation Protected Advisory Agreement and Western Asset under the Western Asset Portfolio Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage an inflation protected portfolio, and the identification by PLFA of Western Asset to serve as Portfolio Manager with regard to the day-to-day investment activities of the Inflation Protected Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Western Asset Portfolio Management Agreement, as described below.

The Trustees considered information about the historical performance of accounts managed by the same Western Asset portfolio management team that would manage the Inflation Protected Portfolio using similar, though not identical, investment strategies as those proposed for the Inflation Protected Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, and five-year periods as of September 30, 2010. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous seven calendar years as of September 30, 2010. The Trustees also considered certain hypothetical performance information provided by Western Asset under strategies that would be used for the Portfolio. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the need for Western Asset to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios. The Board determined that Western Asset’s performance record was acceptable.

3. Advisory and Portfolio Management Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee for the Inflation Protected Portfolio. The Trustees reviewed the proposed advisory fees for the Portfolio and compared such amounts with the average fees of other funds in an applicable peer fund group. The Trustees also noted that the Portfolio would be subject to expense limits agreed to by PLFA. The Trustees considered that the proposed advisory fee would be less than industry averages for inflation protected products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Inflation Protected Portfolio so that the advisory fee as a percentage of the Portfolio’s net assets would decrease as the Portfolio becomes larger. The Trustees noted that the proposed breakpoints appear to offer meaningful potential savings to shareholders of the Inflation Protected Portfolio at higher asset levels. The Board concluded that the compensation payable under the Inflation Protected Advisory Agreement is fair and reasonable.

Western Asset. The Trustees considered information regarding the comparative sub-advisory fees charged under other investment advisory contracts of the Portfolio Manager with regard to other investment accounts with substantially similar investment strategies as the Inflation Protected Portfolio. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the Inflation Protected Portfolio by Western Asset and that the level of services provided by Western Asset on these other accounts, which were due to the different nature of the accounts or an affiliation between Western Asset and the account. These differences often explained differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Western Asset, and that the Inflation Protected Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Inflation Protected Portfolio. The Trustees also considered that the sub-advisory management fees payable to Western Asset under the Western Asset Portfolio Management Agreement contained breakpoints. The Board concluded that the compensation payable under the Western Asset Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Portfolio and information regarding the anticipated projected profitability of the proposed Portfolio to PLFA.

PLFA’s Costs and Profitability. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Inflation Protected Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Portfolio. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Inflation Protected Portfolio. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the projected profit or loss to PLFA from the Inflation Protected Advisory Agreement. The Trustees reviewed the projected revenues and benefits that are expected to be derived from the Inflation Protected Portfolio. The Trustees considered the projected profitability of the Inflation Protected Portfolio Agreement to Western Asset to the extent practicable based on the financial information provided by Western Asset.

The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the Western Asset Portfolio Management Agreement to Western Asset because it managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees gave less weight to projected profitability considerations than other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Western Asset with respect to the negotiation of portfolio management fees, the fact that such fees are paid by PLFA and the fact that they are projections.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Inflation Protected Portfolio and the Fund as assets grow. Because the Inflation Protected Portfolio has no operating history and no assets, no economies of scale exist at this time with respect to the Portfolio. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Portfolio’s net assets decreases or will decrease as the Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Trustees also noted that there would be an expense limitation agreement in place for the Inflation Protected Portfolio. The Board concluded that the Inflation Protected Portfolio’s fee structure reflected in the Inflation Protected Advisory Agreement and Western Asset Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by PLFA and Western Asset and their affiliates as a result of their relationship with the Inflation Protected Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, as well as commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that Western Asset represented that they do not anticipate utilizing an affiliated broker-dealer for trades or utilizing soft dollar credits generated by Portfolio commissions to pay for research services. The potential benefits that may be derived by PLFA from its relationship with the Inflation Protected Portfolio could

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Board considered potential benefits to be derived by Western Asset from its relationship with the Inflation Protected Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Inflation Protected Advisory Agreement and the Western Asset Portfolio Management Agreement is fair and reasonable; and (ii) the Inflation Protected Advisory Agreement and Western Asset Portfolio Management Agreement are in the best interests of the Inflation Protected Portfolio and its shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Approval of the Portfolio Management Agreement for the Short Duration Bond Portfolio

At the in-person meeting on January 11, 2011, the Board, including all of the Independent Trustees, approved, effective May 1, 2011, a new Portfolio Management Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Short Duration Bond Portfolio (the “T. Rowe Price Portfolio Management Agreement”), and appointed T. Rowe Price as the new Portfolio Manager for this Portfolio. In connection with this matter, also at the January 11, 2011 meeting, the Board terminated the Portfolio Management Agreement for the Portfolio with the prior portfolio manager upon the effectiveness of the T. Rowe Price Portfolio Management Agreement.

Under the 1940 Act, a change in a Portfolio Manager, a change in the compensation paid to a Portfolio Manager, or an assignment of any Portfolio Management Agreement requires shareholder approval of a new Portfolio Management Agreement. However, under an exemptive order issued to Pacific Life Insurance Company and the Fund by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA can hire, terminate and replace, as applicable, Portfolio Managers and enter into new Portfolio Management Agreements (except, as a general matter, Portfolio Managers affiliated with PLFA) without shareholder approval. T. Rowe Price’s appointment as Portfolio Manager was made in accordance with the exemptive order and does not require shareholder approval.

In evaluating the T. Rowe Price Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining T. Rowe Price as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by T. Rowe Price. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed T. Rowe Price Portfolio Management Agreement; copies of the Form ADV for T. Rowe Price; financial information relating to T. Rowe Price; and other information deemed relevant to the Trustees’ evaluation of T. Rowe Price, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the T. Rowe Price Portfolio Management Agreement, T. Rowe Price would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Short Duration Bond Portfolio over both the short- and long-term, the organizational depth and resources of T. Rowe Price, including the background and experience of T. Rowe Price’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy. The Trustees noted that T. Rowe Price serves as Portfolio Manager for the Dividend Growth Portfolio, another series of the Fund overseen by the Board.

In addition, the Trustees considered that they had previously reviewed and approved T. Rowe Price’s written compliance policies and procedures and that the Fund’s CCO had previously provided an assessment of T. Rowe Price’s compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted on T. Rowe Price and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by T. Rowe Price. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a short duration bond portfolio, and the identification by PLFA of T. Rowe Price to serve as Portfolio Manager with regard to the day-to-day investment activities of the Short Duration Bond Portfolio. In this regard, the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Portfolio, the ability to manage a large pool of assets given the size of the Portfolio, competitive peer ranking, manager tenure and competitive sub-advisory fees. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the portfolio managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate. The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Short Duration Bond Portfolio by T. Rowe Price under the T. Rowe Price Portfolio Management Agreement.

2. Performance

The Trustees considered information about the historical performance of other mutual funds (the “Comparable Performance”) advised by the same T. Rowe Price portfolio management team that would manage the Short Duration Bond Portfolio. The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five-, and ten-year and since inception periods as of September 30, 2010, as available. The Trustees also considered the historical performance of a mutual fund advised by the same T. Rowe Price portfolio management team against a pertinent benchmark and an applicable peer group for the previous ten calendar years as of September 30, 2010. Additionally, the Trustees considered performance information presented by PLFA

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

for another potential portfolio manager. The Trustees considered the need for T. Rowe Price to adhere to the Portfolio’s general investment mandate in order to function appropriately as an investment option for the Portfolio Optimization Portfolios. The Board determined that T. Rowe Price’s performance record was acceptable.

3. Advisory and Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under investment advisory fee contracts with regard to other mutual funds (“Accounts”) with substantially similar investment strategies. The Trustees noted that the fees to be paid to T. Rowe Price for the management of the Short Duration Bond Portfolio were different from the fees charged to other Accounts or that there were differences in the levels of services provided by T. Rowe Price to the other Accounts and that these differences were due to the nature of the Accounts or an affiliation between T. Rowe Price and the Accounts. These differences often explained the variations in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and T. Rowe Price, and that the Short Duration Bond Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Portfolio. The Trustees also considered that the proposed sub-advisory management fee rate payable to T. Rowe Price under the T. Rowe Price Portfolio Management Agreement contains breakpoints and has similar effective rates at different asset levels as the sub-advisory fee schedule for the prior portfolio manager. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Portfolio. Additionally, the Trustees considered that there are certain costs associated with a manager change, but that the advisory fee rates and ongoing operating expenses paid by shareholders were not expected to increase as a result of this portfolio manager change. The Board concluded that the compensation payable under the T. Rowe Price Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding the estimated costs to T. Rowe Price of managing the Short Duration Bond Portfolio and the projected profitability of the T. Rowe Price Portfolio Management Agreement to T. Rowe Price to the extent practicable based on the financial information provided by T. Rowe Price. This information is only estimated because there is no actual operating history for T. Rowe Price as the Portfolio Manager of the Short Duration Bond Portfolio. The Trustees gave less weight to projected profitability considerations than other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and T. Rowe Price with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Short Duration Bond Portfolio’s fee structure reflected in the T. Rowe Price Portfolio Management Agreement with respect to the Short Duration Bond Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA and T. Rowe Price concerning other benefits that may be received by T. Rowe Price and its affiliates as a result of their relationship with the Short Duration Bond Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft dollars by the Portfolio Manager. In this regard, the Trustees noted that T. Rowe Price represented that it does not anticipate utilizing an affiliated broker-dealer for trades and that its fixed income client accounts generally do not participate in generating soft dollar commissions. The Board considered potential benefits to be derived by T. Rowe Price from its relationship with the Short Duration Bond Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the T. Rowe Price Portfolio Management Agreement is fair and reasonable; and (ii) the T. Rowe Price Portfolio Management Agreement is in the best interests of the Short Duration Bond Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

Availability of a Complete Schedule of Investments

The Fund’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Portfolios annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/
Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Report
as of June 30, 2011

•	Pacific Select Fund

Form Nos.	15-20803-14 357-11A

Pacific Dynamix Underlying Funds
Semi-Annual Report
As of June 30, 2011

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-5
Financial Highlights	B-7
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Where to Go for More Information	D-2

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 22.4%

Consumer Discretionary - 1.6%

AutoZone Inc 4.000% due 11/15/20	$50,000	$47,836
CBS Corp 8.875% due 05/15/19	25,000	31,899
Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	100,000	112,031
Comcast Corp
5.700% due 07/01/19	100,000	111,364
6.950% due 08/15/37	100,000	113,248
Cox Communications Inc 5.450% due 12/15/14	25,000	27,876
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	67,791
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	91,987
5.200% due 03/15/20	35,000	37,075
6.375% due 03/01/41	50,000	53,568
Discovery Communications Inc 5.050% due 06/01/20	50,000	53,006
Johnson Controls Inc 5.000% due 03/30/20	50,000	53,189
Lowe’s Cos Inc 6.875% due 02/15/28	50,000	59,021
Macy’s Retail Holdings Inc 5.750% due 07/15/14	60,000	66,274
McDonald’s Corp 4.875% due 07/15/40	10,000	9,744
NBC Universal Inc
3.650% due 04/30/15 ~	100,000	105,044
6.400% due 04/30/40 ~	25,000	26,960
News America Inc
6.400% due 12/15/35	50,000	52,453
6.900% due 03/01/19	50,000	58,249
6.900% due 08/15/39	50,000	55,241
Nordstrom Inc 6.750% due 06/01/14	20,000	22,896
Omnicom Group Inc 4.450% due 08/15/20	50,000	49,658
Princeton University 5.700% due 03/01/39	50,000	56,143
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,621
Staples Inc 9.750% due 01/15/14	50,000	59,544
Target Corp
6.000% due 01/15/18	100,000	115,634
7.000% due 01/15/38	25,000	30,026
The Home Depot Inc
5.400% due 03/01/16	50,000	55,903
5.875% due 12/16/36	75,000	77,014
The Walt Disney Co 4.500% due 12/15/13	100,000	108,573
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	26,325
5.850% due 04/15/40	25,000	26,277
Time Warner Cable Inc
5.875% due 11/15/40	50,000	49,519
6.750% due 06/15/39	50,000	54,876
7.500% due 04/01/14	100,000	115,246
Time Warner Inc
3.150% due 07/15/15	100,000	103,472
4.700% due 01/15/21	50,000	50,721
7.700% due 05/01/32	50,000	60,538
TJX Cos Inc 4.200% due 08/15/15	25,000	27,149
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,024
Viacom Inc
5.625% due 09/15/19	25,000	27,772
6.875% due 04/30/36	50,000	55,995
Yum! Brands Inc
4.250% due 09/15/15	25,000	26,552
6.875% due 11/15/37	25,000	28,453

		2,552,787

Consumer Staples - 1.5%

Altria Group Inc
7.750% due 02/06/14	100,000	114,524
9.950% due 11/10/38	50,000	70,458
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	150,000	154,046
4.125% due 01/15/15	50,000	53,798
6.375% due 01/15/40	50,000	57,100
Archer-Daniels-Midland Co 5.765% due 03/01/41	50,000	52,958
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	12,203
Coca-Cola Refreshments USA Inc 4.250% due 03/01/15	100,000	108,909
CVS Caremark Corp 6.600% due 03/15/19	25,000	29,046
Diageo Capital PLC (United Kingdom) 7.375% due 01/15/14	100,000	114,918
Dr Pepper Snapple Group Inc 2.350% due 12/21/12	25,000	25,499
General Mills Inc 5.400% due 06/15/40	45,000	45,903
Kellogg Co
3.250% due 05/21/18	65,000	65,429
7.450% due 04/01/31	25,000	31,656
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	62,833
Kraft Foods Inc
5.375% due 02/10/20	100,000	109,441
6.125% due 02/01/18	100,000	115,145
6.500% due 02/09/40	25,000	27,864
PepsiCo Inc
3.100% due 01/15/15	100,000	105,017
5.000% due 06/01/18	100,000	110,845
Philip Morris International Inc 6.875% due 03/17/14	100,000	114,860
Reynolds American Inc 7.250% due 06/01/13	50,000	55,292
Safeway Inc 3.950% due 08/15/20	60,000	58,420
Sara Lee Corp 6.125% due 11/01/32	25,000	22,866
The Clorox Co 3.550% due 11/01/15	25,000	26,064
The Kroger Co 3.900% due 10/01/15	100,000	105,822
The Procter & Gamble Co
3.500% due 02/15/15	50,000	53,387
5.500% due 02/01/34	50,000	53,612
Unilever Capital Corp 5.900% due 11/15/32	50,000	56,615
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	98,750
3.200% due 05/15/14	50,000	52,857
3.250% due 10/25/20	100,000	95,251
6.500% due 08/15/37	150,000	172,850
Walgreen Co 5.250% due 01/15/19	25,000	27,893

		2,462,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-1

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Energy - 2.1%

Anadarko Petroleum Corp
6.375% due 09/15/17	$100,000	$114,717
6.450% due 09/15/36	50,000	52,338
Apache Corp
5.250% due 02/01/42	25,000	24,720
6.000% due 01/15/37	25,000	27,270
BP Capital Markets PLC (United Kingdom) 3.625% due 05/08/14	150,000	157,728
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,082
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	103,413
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	56,718
Chevron Corp 4.950% due 03/03/19	50,000	55,928
ConocoPhillips
4.600% due 01/15/15	100,000	110,505
5.750% due 02/01/19	50,000	57,559
6.500% due 02/01/39	50,000	58,609
Devon Energy Corp 6.300% due 01/15/19	50,000	58,858
Devon Financing Corp ULC (Canada) 7.875% due 09/30/31	50,000	64,666
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	24,776
El Paso Natural Gas Co 5.950% due 04/15/17	50,000	56,803
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,923
7.500% due 04/15/38	50,000	59,972
Encana Corp (Canada) 5.900% due 12/01/17	100,000	113,576
Energy Transfer Partners LP 9.000% due 04/15/19	50,000	62,228
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	15,306
6.500% due 01/31/19	100,000	114,660
9.750% due 01/31/14	25,000	29,854
EOG Resources Inc 5.625% due 06/01/19	100,000	112,267
EQT Corp 8.125% due 06/01/19	25,000	30,611
Halliburton Co 7.450% due 09/15/39	25,000	31,331
Hess Corp
5.600% due 02/15/41	50,000	49,047
7.125% due 03/15/33	50,000	59,565
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	55,671
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	39,070
6.950% due 01/15/38	50,000	54,477
Marathon Oil Corp 6.000% due 10/01/17	50,000	57,480
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	56,228
NuStar Logistics LP 4.800% due 09/01/20	25,000	25,235
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	101,986
Petro-Canada (Canada) 6.800% due 05/15/38	100,000	113,162
Petrobras International Finance Co (Cayman)
5.750% due 01/20/20	25,000	26,778
6.875% due 01/20/40	50,000	53,488
7.875% due 03/15/19	100,000	121,526
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	54,375
5.500% due 01/21/21	100,000	105,350
Plains All American Pipeline LP 4.250% due 09/01/12	50,000	51,706
Rowan Cos Inc 7.875% due 08/01/19	30,000	35,686
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	104,564
6.375% due 12/15/38	50,000	58,176
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	28,374
Statoil ASA (Norway) 5.250% due 04/15/19	100,000	111,083
Total Capital SA (France) 3.000% due 06/24/15	100,000	104,094
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	100,000	122,670
7.625% due 01/15/39	50,000	62,115
Weatherford International Ltd (Bermuda) 9.625% due 03/01/19	100,000	129,262
Williams Partners LP
3.800% due 02/15/15	50,000	52,400
6.300% due 04/15/40	20,000	20,804

		3,491,790

Financials - 9.6%

ACE INA Holdings Inc
2.600% due 11/23/15	100,000	100,481
5.900% due 06/15/19	15,000	16,920
Aflac Inc 6.900% due 12/17/39	15,000	15,745
African Development Bank (Multi-National) 1.750% due 10/01/12	25,000	25,386
American Express Co
4.875% due 07/15/13	25,000	26,589
7.000% due 03/19/18	100,000	117,787
American Express Credit Corp 2.750% due 09/15/15	100,000	100,025
American International Group Inc
5.050% due 10/01/15	100,000	104,433
5.850% due 01/16/18	100,000	104,870
8.175% due 05/15/68 §	50,000	54,818
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	24,148
Aon Corp 5.000% due 09/30/20	50,000	51,328
Asian Development Bank (Multi-National)
2.625% due 02/09/15	150,000	156,938
2.750% due 05/21/14	50,000	52,363
AXA SA (France) 8.600% due 12/15/30	25,000	29,861
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	51,331
BAC Capital Trust XI 6.625% due 05/23/36	50,000	48,636
Bank of America Corp
5.625% due 07/01/20	100,000	103,367
6.500% due 08/01/16	100,000	111,593
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	50,000	51,449
3.400% due 01/22/15	50,000	52,554
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	101,222
5.000% due 09/22/16	150,000	161,465
BB&T Corp
3.375% due 09/25/13	50,000	52,139
3.950% due 04/29/16	50,000	52,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-2

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

Berkshire Hathaway Finance Corp
2.450% due 12/15/15	$100,000	$101,305
5.750% due 01/15/40	25,000	26,064
BlackRock Inc
3.500% due 12/10/14	25,000	26,359
5.000% due 12/10/19	100,000	106,414
BNP Paribas (France) 3.250% due 03/11/15	100,000	101,796
Boston Properties Inc 5.875% due 10/15/19	25,000	27,420
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	99,819
Capital One Bank USA NA 8.800% due 07/15/19	50,000	61,421
Capital One Capital V 10.250% due 08/15/39	25,000	26,656
Capital One Capital VI 8.875% due 05/15/40	40,000	41,456
Capital One Financial Corp 7.375% due 05/23/14	15,000	17,134
Caterpillar Financial Services Corp
1.900% due 12/17/12	65,000	66,118
2.000% due 04/05/13	50,000	51,100
2.650% due 04/01/16	100,000	102,270
Citibank NA 1.750% due 12/28/12	100,000	101,892
Citigroup Funding Inc 1.875% due 10/22/12	100,000	101,964
Citigroup Inc
4.875% due 05/07/15	100,000	104,260
5.000% due 09/15/14	100,000	104,839
5.300% due 10/17/12	150,000	157,454
6.125% due 11/21/17	100,000	110,528
8.125% due 07/15/39	100,000	125,531
CME Group Inc 5.400% due 08/01/13	50,000	54,419
CNA Financial Corp 7.350% due 11/15/19	15,000	17,117
Comerica Inc 3.000% due 09/16/15	100,000	100,851
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,602
Credit Suisse NY (Switzerland)
3.450% due 07/02/12	50,000	51,339
4.375% due 08/05/20	100,000	97,892
5.500% due 05/01/14	100,000	109,875
6.000% due 02/15/18	100,000	108,001
Deutsche Bank AG (Germany)
2.375% due 01/11/13	100,000	101,470
5.375% due 10/12/12	100,000	105,518
Discover Bank 8.700% due 11/18/19	100,000	120,755
Duke Realty Corp 6.750% due 03/15/20	25,000	28,029
Eksportfinans ASA (Norway) 3.000% due 11/17/14	50,000	52,407
ERP Operating LP 4.750% due 07/15/20	100,000	101,526
European Bank for Reconstruction & Development (Multi-National) 5.000% due 05/19/14	100,000	111,413
European Investment Bank (Multi-National)
1.500% due 05/15/14	150,000	151,679
1.750% due 09/14/12	150,000	152,255
2.250% due 03/15/16	150,000	152,189
2.875% due 01/15/15	50,000	52,629
3.000% due 04/08/14	100,000	105,181
4.250% due 07/15/13	100,000	107,114
4.875% due 02/15/36	25,000	25,862
5.125% due 05/30/17	150,000	172,422
Fifth Third Bancorp
5.450% due 01/15/17	50,000	53,592
8.250% due 03/01/38	25,000	29,981
First Horizon National Corp 5.375% due 12/15/15	50,000	53,225
FleetBoston Financial Corp 6.875% due 01/15/28	25,000	25,828
General Electric Capital Corp
2.000% due 09/28/12	200,000	203,751
2.625% due 12/28/12	100,000	103,046
4.625% due 01/07/21	100,000	100,712
5.250% due 10/19/12	175,000	184,524
5.900% due 05/13/14	200,000	222,264
6.750% due 03/15/32	100,000	111,428
6.875% due 01/10/39	100,000	113,574
General Motors Acceptance Corp 2.200% due 12/19/12	100,000	102,574
Genworth Financial Inc 7.700% due 06/15/20	50,000	52,152
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	94,841
HCP Inc 5.650% due 12/15/13	125,000	137,005
Health Care REIT Inc 6.200% due 06/01/16	100,000	111,097
Healthcare Realty Trust Inc 6.500% due 01/17/17	25,000	27,846
Hospitality Properties Trust 7.875% due 08/15/14	25,000	28,218
HSBC Bank USA NA 4.875% due 08/24/20	100,000	98,568
HSBC Finance Corp
6.375% due 11/27/12	100,000	107,004
6.676% due 01/15/21 ~	111,000	114,015
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	100,000	103,532
Inter-American Development Bank (Multi-National)
3.500% due 03/15/13	100,000	105,006
4.250% due 09/10/18	125,000	137,888
International Bank for Reconstruction & Development (Multi-National)
1.375% due 02/10/14	200,000	201,140
2.125% due 03/15/16	100,000	101,529
2.375% due 05/26/15	100,000	103,365
International Finance Corp (Multi-National)
2.125% due 11/17/17	100,000	98,270
3.500% due 05/15/13	25,000	26,417
Jefferies Group Inc 8.500% due 07/15/19	25,000	29,596
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	102,425
4.400% due 07/22/20	50,000	49,041
5.125% due 09/15/14	100,000	108,110
5.375% due 10/01/12	100,000	105,692
6.125% due 06/27/17	100,000	111,828
6.300% due 04/23/19	100,000	112,826
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	50,000	50,091
KeyBank NA 5.700% due 08/15/12	25,000	26,175
KeyCorp 6.500% due 05/14/13	25,000	27,211
Kimco Realty Corp 6.875% due 10/01/19	25,000	29,079
Kreditanstalt fuer Wiederaufbau (Germany)
1.250% due 10/26/15	100,000	97,922
2.625% due 02/16/16	100,000	103,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-3

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
3.250% due 03/15/13	$100,000	$104,488
3.500% due 03/10/14	250,000	266,498
4.000% due 01/27/20	100,000	105,777
4.500% due 07/16/18	100,000	110,796
Landwirtschaftliche Rentenbank (Germany)
1.875% due 09/24/12	50,000	50,912
3.125% due 07/15/15	50,000	52,809
5.125% due 02/01/17	100,000	114,310
Lincoln National Corp 8.750% due 07/01/19	15,000	18,947
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	102,335
Mack-Cali Realty Corp LP 7.750% due 08/15/19	25,000	30,105
Markel Corp 7.125% due 09/30/19	25,000	28,580
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,488
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	105,906
6.050% due 08/15/12	200,000	210,576
6.050% due 05/16/16	100,000	104,901
6.110% due 01/29/37	50,000	47,026
6.875% due 04/25/18	200,000	221,478
MetLife Inc
5.875% due 02/06/41	50,000	50,425
6.750% due 06/01/16	100,000	116,465
Morgan Stanley
4.750% due 04/01/14	50,000	52,138
5.950% due 12/28/17	200,000	215,172
6.000% due 04/28/15	200,000	216,917
6.250% due 08/09/26	100,000	105,552
National Rural Utilities Cooperative Finance Corp 4.750% due 03/01/14	50,000	54,379
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,920
6.700% due 03/04/20	5,000	5,469
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	104,592
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	99,987
PACCAR Financial Corp 1.950% due 12/17/12	25,000	25,456
PNC Funding Corp
3.625% due 02/08/15	100,000	105,375
5.125% due 02/08/20	100,000	107,189
Private Export Funding Corp 4.300% due 12/15/21	25,000	26,235
Prologis Inc 7.625% due 08/15/14	25,000	28,489
Protective Life Corp 8.450% due 10/15/39	25,000	27,628
Prudential Financial Inc
2.750% due 01/14/13	15,000	15,311
5.625% due 05/12/41	50,000	46,401
6.200% due 01/15/15	30,000	33,601
6.625% due 06/21/40	50,000	54,165
7.375% due 06/15/19	70,000	83,096
Rabobank (Netherlands) 1.850% due 01/10/14	100,000	101,116
Realty Income Corp 5.875% due 03/15/35	50,000	47,374
Royal Bank of Canada (Canada) 2.625% due 12/15/15	100,000	101,648
Simon Property Group LP
5.650% due 02/01/20	75,000	81,119
6.750% due 02/01/40	25,000	28,014
SLM Corp 8.450% due 06/15/18	100,000	109,854
SunTrust Banks Inc 5.000% due 09/01/15	4,000	4,302
Svensk Exportkredit AB (Sweden) 3.250% due 09/16/14	25,000	26,499
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,966
The Allstate Corp 6.200% due 05/16/14	75,000	84,911
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	100,970
4.300% due 05/15/14	60,000	64,882
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	110,495
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,421
The Chubb Corp 5.750% due 05/15/18	50,000	56,505
The Goldman Sachs Group Inc
3.625% due 08/01/12	70,000	72,056
4.750% due 07/15/13	100,000	105,594
5.375% due 03/15/20	100,000	103,379
5.625% due 01/15/17	125,000	132,418
6.125% due 02/15/33	50,000	50,481
6.750% due 10/01/37	50,000	50,152
The Hartford Financial Services Group Inc 6.300% due 03/15/18	50,000	54,418
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	51,217
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	100,000	100,524
6.400% due 10/21/19	50,000	51,411
The Travelers Cos Inc
5.750% due 12/15/17	50,000	55,793
6.250% due 06/15/37	25,000	26,836
Torchmark Corp 9.250% due 06/15/19	50,000	62,587
Toyota Motor Credit Corp 1.375% due 08/12/13	50,000	50,359
UBS AG (Switzerland)
3.875% due 01/15/15	50,000	52,215
5.750% due 04/25/18	100,000	108,516
US Bank NA 6.300% due 02/04/14	100,000	111,482
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,469
Wachovia Bank NA 6.600% due 01/15/38	100,000	109,983
Wachovia Corp 5.500% due 05/01/13	100,000	107,563
Wells Fargo & Co 5.000% due 11/15/14	100,000	107,999
Wells Fargo Capital XIII 7.700% § ±	50,000	51,250
Westpac Banking Corp (Australia)
2.250% due 11/19/12	75,000	76,447
3.000% due 08/04/15	100,000	101,138
4.875% due 11/19/19	25,000	26,032

		15,593,267

Health Care - 1.5%

Abbott Laboratories
5.125% due 04/01/19	100,000	110,127
6.150% due 11/30/37	50,000	56,433
Aetna Inc 3.950% due 09/01/20	50,000	49,161
Amgen Inc
5.700% due 02/01/19	100,000	113,364
6.400% due 02/01/39	25,000	27,966

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-4

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
AstraZeneca PLC (United Kingdom)
5.400% due 09/15/12	$100,000	$105,826
6.450% due 09/15/37	25,000	29,107
Baxter International Inc 4.250% due 03/15/20	100,000	103,727
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	28,213
CIGNA Corp 4.500% due 03/15/21	100,000	99,978
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	102,584
Eli Lilly & Co 4.200% due 03/06/14	50,000	54,001
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	53,777
6.375% due 05/15/38	100,000	115,710
Johnson & Johnson 5.550% due 08/15/17	50,000	58,025
Life Technologies Corp 4.400% due 03/01/15	25,000	26,510
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	48,262
Medtronic Inc
3.000% due 03/15/15	50,000	52,254
4.450% due 03/15/20	25,000	26,168
Merck & Co Inc
4.000% due 06/30/15	50,000	54,144
6.000% due 09/15/17	50,000	58,870
6.550% due 09/15/37	100,000	118,476
Novartis Capital Corp
4.125% due 02/10/14	100,000	107,806
4.400% due 04/24/20	50,000	52,868
Pfizer Inc 5.350% due 03/15/15	100,000	112,801
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	15,530
5.750% due 01/30/40	10,000	9,938
Sanofi (France) 4.000% due 03/29/21	100,000	100,139
St. Jude Medical Inc 2.200% due 09/15/13	50,000	51,071
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	50,000	51,477
Thermo Fisher Scientific Inc 3.200% due 03/01/16	20,000	20,608
UnitedHealth Group Inc 6.875% due 02/15/38	150,000	172,076
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,732
WellPoint Inc 5.875% due 06/15/17	100,000	114,413
Wyeth 5.950% due 04/01/37	50,000	53,839

		2,376,981

Industrials - 1.4%

Boeing Capital Corp 3.250% due 10/27/14	100,000	105,912
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	100,000	106,214
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	56,299
Caterpillar Inc 6.050% due 08/15/36	25,000	28,145
Continental Airlines 2009-1 Pass Through Trust 9.000% due 07/08/16 "	46,969	53,779
CSX Corp
5.500% due 04/15/41	25,000	24,481
7.375% due 02/01/19	50,000	61,006
Danaher Corp
2.300% due 06/23/16	50,000	49,993
3.900% due 06/23/21	50,000	49,868
Deere & Co 4.375% due 10/16/19	50,000	52,996
Delta Air Lines 2010-2A Pass Through Trust 4.950% due 05/23/19 "	98,568	98,691
Emerson Electric Co 4.250% due 11/15/20	25,000	26,216
General Dynamics Corp 5.250% due 02/01/14	87,000	96,388
Goodrich Corp 4.875% due 03/01/20	25,000	26,411
John Deere Capital Corp 1.875% due 06/17/13	100,000	102,014
Koninklijke Philips Electronics NV (Netherlands) 5.750% due 03/11/18	50,000	56,040
Lockheed Martin Corp 4.250% due 11/15/19	100,000	102,730
Norfolk Southern Corp 5.900% due 06/15/19	50,000	57,386
Northrop Grumman Corp 3.500% due 03/15/21	100,000	95,016
Pitney Bowes Inc 5.600% due 03/15/18	50,000	54,007
Raytheon Co 4.400% due 02/15/20	25,000	25,902
Republic Services Inc
3.800% due 05/15/18	100,000	100,525
5.500% due 09/15/19	27,000	29,465
Rockwell Collins Inc 5.250% due 07/15/19	100,000	109,854
The Boeing Co 5.875% due 02/15/40	50,000	54,590
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	51,449
4.125% due 10/15/14	25,000	26,605
Union Pacific Corp 6.125% due 02/15/20	100,000	116,384
United Parcel Service Inc
4.500% due 01/15/13	100,000	105,687
6.200% due 01/15/38	50,000	57,915
United Technologies Corp
4.500% due 04/15/20	30,000	31,801
6.050% due 06/01/36	50,000	56,393
6.125% due 07/15/38	25,000	28,281
Waste Management Inc 7.750% due 05/15/32	100,000	124,194

		2,222,637

Information Technology - 0.9%

Arrow Electronics Inc 6.000% due 04/01/20	25,000	26,764
Avnet Inc 6.000% due 09/01/15	100,000	109,973
Cisco Systems Inc 4.950% due 02/15/19	200,000	217,379
Dell Inc 5.875% due 06/15/19	100,000	112,336
eBay Inc 0.875% due 10/15/13	35,000	34,934
Hewlett-Packard Co 4.750% due 06/02/14	100,000	109,168
International Business Machines Corp
2.100% due 05/06/13	50,000	51,288

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-5

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.600% due 11/30/39	$26,000	$27,557
8.375% due 11/01/19	100,000	133,020
Microsoft Corp
2.950% due 06/01/14	100,000	105,724
5.200% due 06/01/39	35,000	35,459
Oracle Corp
3.750% due 07/08/14	100,000	107,250
6.500% due 04/15/38	100,000	116,351
The Western Union Co 5.930% due 10/01/16	100,000	113,146
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	31,141
Xerox Corp
5.625% due 12/15/19	100,000	109,651
8.250% due 05/15/14	40,000	46,952

		1,488,093

Materials - 0.9%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	26,163
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	26,151
Alcoa Inc 6.750% due 07/15/18	100,000	110,693
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	100,000	100,275
9.000% due 02/15/15	75,000	89,559
Barrick Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	25,362
Bemis Co Inc 5.650% due 08/01/14	5,000	5,502
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	75,000	89,836
Cabot Corp 5.000% due 10/01/16	25,000	26,817
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	27,096
CRH America Inc 6.000% due 09/30/16	50,000	54,918
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	104,835
4.625% due 01/15/20	25,000	26,449
International Paper Co 7.500% due 08/15/21	40,000	46,808
Newmont Mining Corp 6.250% due 10/01/39	25,000	26,038
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,260
5.625% due 12/01/40	25,000	25,182
PPG Industries Inc 3.600% due 11/15/20	50,000	48,671
Praxair Inc 2.125% due 06/14/13	50,000	51,275
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	98,613
7.125% due 07/15/28	50,000	60,695
Teck Resources Ltd (Canada) 9.750% due 05/15/14	50,000	60,546
The Dow Chemical Co
7.600% due 05/15/14	135,000	156,608
9.400% due 05/15/39	50,000	74,397
The Valspar Corp 7.250% due 06/15/19	25,000	29,234
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	50,000	54,414
6.875% due 11/10/39	45,000	49,130

		1,516,527

Telecommunication Services - 1.3%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	50,000	52,377
6.125% due 03/30/40	50,000	52,511
AT&T Inc
4.450% due 05/15/21	50,000	50,948
4.950% due 01/15/13	100,000	106,026
5.350% due 09/01/40	61,000	58,027
6.550% due 02/15/39	100,000	110,049
BellSouth Corp 6.000% due 11/15/34	50,000	50,664
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	50,000	68,860
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	50,000	54,739
8.750% due 06/15/30	85,000	112,476
Embarq Corp
7.082% due 06/01/16	50,000	55,613
7.995% due 06/01/36	50,000	51,370
France Telecom SA (France) 8.500% due 03/01/31	50,000	67,478
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	141,891
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	56,098
Telecom Italia Capital SA (Luxembourg) 6.175% due 06/18/14	100,000	107,649
Telefonica Emisiones SAU (Spain)
4.949% due 01/15/15	50,000	53,231
5.462% due 02/16/21	40,000	40,655
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	59,857
Verizon Communications Inc
1.950% due 03/28/14	100,000	101,665
4.350% due 02/15/13	100,000	105,281
6.350% due 04/01/19	100,000	116,277
7.350% due 04/01/39	100,000	120,542
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	62,660
Verizon Wireless Capital LLC 8.500% due 11/15/18	50,000	64,988
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	53,668
7.875% due 02/15/30	50,000	64,452

		2,040,052

Utilities - 1.6%

Alliant Energy Corp 4.000% due 10/15/14	50,000	52,623
Avista Corp 5.125% due 04/01/22	15,000	15,998
Carolina Power & Light Co 5.250% due 12/15/15	100,000	112,869
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	50,000	57,186
Commonwealth Edison Co 4.000% due 08/01/20	100,000	99,156
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	26,901
6.650% due 04/01/19	50,000	59,870
Constellation Energy Group Inc 4.550% due 06/15/15	25,000	26,619
Consumers Energy Co 6.700% due 09/15/19	25,000	30,018
Dominion Resources Inc
5.150% due 07/15/15	50,000	55,442
5.200% due 08/15/19	20,000	21,803

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-6

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
DTE Energy Co 7.625% due 05/15/14	$100,000	$115,469
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	25,391
6.100% due 06/01/37	25,000	27,262
7.000% due 11/15/18	100,000	122,222
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	51,133
Entergy Gulf States LLC 5.590% due 10/01/24	50,000	52,867
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	28,223
6.250% due 10/01/39	25,000	25,350
Florida Power & Light Co
5.690% due 03/01/40	35,000	37,570
5.950% due 02/01/38	25,000	27,706
Florida Power Corp 6.350% due 09/15/37	25,000	28,715
Georgia Power Co 4.250% due 12/01/19	25,000	26,091
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	56,198
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	48,948
Metropolitan Edison Co 7.700% due 01/15/19	50,000	60,323
MidAmerican Energy Co 6.750% due 12/30/31	100,000	116,004
National Rural Utilities Cooperative Finance Corp 8.000% due 03/01/32	50,000	65,355
Nevada Power Co 6.750% due 07/01/37	50,000	58,790
NiSource Finance Corp 6.125% due 03/01/22	50,000	55,155
Northern States Power Co
4.850% due 08/15/40	50,000	48,010
5.350% due 11/01/39	10,000	10,350
NSTAR 4.500% due 11/15/19	15,000	15,536
Ohio Power Co 5.375% due 10/01/21	30,000	32,357
Oncor Electric Delivery Co LLC 7.000% due 05/01/32	50,000	58,577
ONEOK Partners LP 8.625% due 03/01/19	50,000	63,626
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	54,376
6.050% due 03/01/34	25,000	26,518
6.250% due 03/01/39	25,000	27,143
Progress Energy Inc 6.000% due 12/01/39	25,000	26,434
PSEG Power LLC 2.500% due 04/15/13	50,000	50,934
Public Service Co of Colorado 5.125% due 06/01/19	15,000	16,515
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	21,272
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	26,377
Sempra Energy
6.000% due 10/15/39	25,000	26,431
9.800% due 02/15/19	50,000	67,132
South Carolina Electric & Gas 5.450% due 02/01/41	50,000	50,409
Southern California Edison Co
4.500% due 09/01/40	50,000	45,512
5.750% due 03/15/14	50,000	55,956
Southern Co 4.150% due 05/15/14	50,000	53,582
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	51,052
Tampa Electric Co 6.100% due 05/15/18	35,000	40,223
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,710
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	38,014
8.875% due 11/15/38	25,000	37,128
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	26,244

		2,583,675

Total Corporate Bonds & Notes
(Cost $35,179,497)		36,327,940

MORTGAGE-BACKED SECURITIES - 35.5%

Collateralized Mortgage Obligations - Commercial - 2.4%

Banc of America Commercial Mortgage Inc
5.356% due 10/10/45 "	50,000	53,589
5.369% due 10/10/45 "	50,000	52,821
5.634% due 04/10/49 " §	66,765	67,418
5.646% due 04/10/49 " §	100,000	108,119
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	106,979
5.537% due 10/12/41 "	100,000	109,476
Citigroup Commercial Mortgage Trust 5.698% due 12/10/49 " §	200,000	218,513
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	103,212
5.524% due 01/15/46 " §	100,000	108,302
5.617% due 10/15/48 "	100,000	108,602
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	107,799
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	53,673
CW Capital Cobalt Ltd 5.416% due 04/15/47 "	250,000	263,783
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	106,880
5.444% due 03/10/39 "	100,000	107,338
5.881% due 07/10/38 " §	100,000	111,077
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	108,211
5.553% due 04/10/38 " §	100,000	108,722
JPMorgan Chase Commercial Mortgage Securities Corp
5.255% due 07/12/37 " §	100,000	106,066
5.335% due 08/12/37 " §	100,000	108,916
5.336% due 05/15/47 "	100,000	106,545
5.429% due 12/12/43 "	100,000	107,981
5.814% due 06/12/43 " §	100,000	109,675
LB-UBS Commercial Mortgage Trust
5.349% due 06/15/29 " §	78,851	81,694
5.866% due 09/15/45 " §	100,000	108,821
6.067% due 06/15/38 " §	250,000	276,333
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	54,132
5.374% due 11/14/42 " §	100,000	108,662
5.514% due 11/12/49 " §	100,000	108,839
5.623% due 12/12/49 "	150,000	155,189
6.074% due 06/11/49 " §	100,000	109,413
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 "	99,297	103,099

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-7

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	$100,000	$106,190
5.795% due 07/15/45 " §	100,000	101,310

		3,857,379

Fannie Mae - 15.8%

3.030% due 03/01/41 " §	945,673	977,078
3.500% due 11/01/25 - 10/01/40 "	1,579,147	1,597,470
3.538% due 08/01/39 " §	156,654	164,390
4.000% due 04/01/24 - 02/01/41 "	4,445,891	4,509,519
4.500% due 07/01/24 - 04/01/41 "	5,359,498	5,582,859
4.759% due 06/01/38 " §	49,091	52,376
5.000% due 08/01/20 - 07/01/40 "	4,359,473	4,657,640
5.500% due 02/01/24 - 06/01/39 "	3,590,103	3,893,345
5.670% due 09/01/37 " §	168,386	182,404
6.000% due 09/01/34 - 01/01/39 "	3,188,010	3,509,322
6.500% due 09/01/36 - 06/01/38 "	473,445	536,638

		25,663,041

Freddie Mac - 10.2%

4.000% due 02/01/25 - 11/01/40 "	2,414,798	2,446,563
4.500% due 03/01/23 - 02/01/41 "	4,541,452	4,725,183
5.000% due 03/01/19 - 06/01/40 "	3,453,057	3,684,004
5.220% due 11/01/37 " §	142,913	150,391
5.500% due 11/01/17 - 04/01/40 "	3,579,284	3,880,668
6.000% due 03/01/23 - 05/01/40 "	1,213,968	1,334,912
6.500% due 08/01/37 - 04/01/39 "	408,163	460,432

		16,682,153

Government National Mortgage Association - 7.1%

4.000% due 06/15/39 - 12/15/40 "	1,263,864	1,289,558
4.500% due 03/15/39 - 01/15/41 "	4,070,885	4,311,115
5.000% due 05/15/38 - 07/01/41 "	2,737,112	2,975,869
5.500% due 04/15/37 - 04/15/40 "	1,592,654	1,756,072
6.000% due 01/15/38 - 07/01/41 "	694,708	774,492
6.500% due 10/15/37 - 02/15/39 "	380,271	432,393

		11,539,499

Total Mortgage-Backed Securities
(Cost $56,297,947)		57,742,072

ASSET-BACKED SECURITIES - 0.3%

Ally Auto Receivables Trust 1.110% due 10/15/14 "	100,000	100,443
AmeriCredit Automobile Receivables Trust 2.040% due 09/08/15 "	100,000	99,916
Capital One Multi-Asset Execution Trust 5.750% due 07/15/20 "	100,000	116,266
Citibank Credit Card Issuance Trust 5.650% due 09/20/19 "	100,000	114,925
PSE&G Transition Funding LLC 6.610% due 06/15/15 "	90,220	96,087
USAA Auto Owner Trust 2.530% due 07/15/15 "	40,000	41,149

Total Asset-Backed Securities
(Cost $551,549)		568,786

U.S. GOVERNMENT AGENCY ISSUES - 5.8%

Fannie Mae
0.375% due 12/28/12	300,000	300,135
0.750% due 02/26/13	250,000	251,355
1.000% due 04/25/14	100,000	100,000
1.125% due 10/08/13	100,000	101,132
1.375% due 07/19/13	100,000	100,052
1.450% due 01/24/14	100,000	100,646
1.500% due 11/23/15	100,000	98,539
1.550% due 10/27/15	100,000	99,311
1.750% due 05/07/13	100,000	102,275
2.000% due 09/21/15	100,000	101,328
2.250% due 06/06/16	100,000	100,007
2.500% due 05/15/14	200,000	208,864
2.625% due 11/20/14	50,000	52,461
2.750% due 02/05/14	325,000	341,868
2.750% due 03/28/16	100,000	100,567
3.000% due 09/29/14	25,000	25,156
3.625% due 02/12/13	200,000	210,092
4.625% due 10/15/13	200,000	218,173
5.000% due 03/15/16	200,000	228,068
5.000% due 05/11/17	150,000	171,711
5.375% due 06/12/17	100,000	116,478
7.125% due 01/15/30	175,000	233,247
Federal Farm Credit Bank
1.750% due 02/21/13	100,000	101,987
1.875% due 12/07/12	50,000	51,065
3.000% due 09/22/14	50,000	53,035
Federal Home Loan Bank
0.875% due 10/28/13	100,000	100,046
0.875% due 12/27/13	100,000	100,425
1.050% due 11/25/13	100,000	100,324
1.500% due 01/16/13	200,000	203,297
1.625% due 03/20/13	100,000	102,021
4.625% due 10/10/12	200,000	211,022
4.750% due 12/16/16	50,000	56,776
5.000% due 11/17/17	300,000	344,899
5.125% due 08/14/13	200,000	219,398
5.250% due 06/18/14	100,000	112,754
5.375% due 05/18/16	100,000	116,066
Financing Corp 10.700% due 10/06/17	50,000	73,092
Freddie Mac
0.515% due 11/26/12	100,000	100,204
0.750% due 11/23/12	100,000	100,054
0.750% due 03/28/13	250,000	251,349
0.900% due 03/28/13	100,000	100,147
1.000% due 12/09/13	200,000	200,370
1.000% due 01/27/14	100,000	100,000
1.050% due 11/26/13	100,000	100,118
1.050% due 12/09/13	100,000	100,158
1.125% due 01/14/13	100,000	100,029
1.375% due 01/09/13	300,000	304,473
1.375% due 02/03/14	100,000	100,089
1.500% due 11/25/14	100,000	100,212
1.500% due 07/13/15	100,000	98,652
1.625% due 12/09/14	100,000	100,175
1.750% due 11/26/14	100,000	100,199
1.750% due 11/23/15	100,000	99,026
2.500% due 01/07/14	200,000	208,872
2.500% due 05/25/16	100,000	100,467
2.875% due 02/09/15	100,000	105,356
3.500% due 05/29/13	100,000	105,785
3.750% due 03/27/19	100,000	105,919
4.125% due 12/21/12	200,000	210,891
4.125% due 09/27/13	150,000	161,749
4.750% due 11/17/15	100,000	112,617
4.875% due 06/13/18	100,000	113,760
5.000% due 04/18/17	300,000	343,374
6.250% due 07/15/32	125,000	154,637
Tennessee Valley Authority
3.875% due 02/15/21	65,000	66,854
4.750% due 08/01/13	50,000	54,196
5.250% due 09/15/39	25,000	26,574
5.375% due 04/01/56	50,000	53,922
7.125% due 05/01/30	50,000	65,091

Total U.S. Government Agency Issues
(Cost $9,203,318)		9,352,991

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-8

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 31.8%

U.S. Treasury Bonds - 5.5%

3.500% due 02/15/39	$150,000	$128,859
3.875% due 08/15/40	500,000	457,891
4.250% due 05/15/39	450,000	441,492
4.250% due 11/15/40	400,000	391,062
4.375% due 02/15/38	150,000	150,961
4.375% due 11/15/39	275,000	275,215
4.375% due 05/15/40	525,000	524,756
4.375% due 05/15/41	100,000	99,875
4.500% due 02/15/36	250,000	258,320
4.500% due 05/15/38	200,000	205,281
4.500% due 08/15/39	900,000	920,390
4.625% due 02/15/40	325,000	339,016
4.750% due 02/15/41	300,000	318,938
5.000% due 05/15/37	50,000	55,523
5.250% due 11/15/28	50,000	57,695
5.375% due 02/15/31	300,000	351,563
5.500% due 08/15/28	200,000	237,375
6.125% due 11/15/27	250,000	316,055
6.125% due 08/15/29	50,000	63,523
6.375% due 08/15/27	145,000	187,752
6.500% due 11/15/26	100,000	130,609
6.625% due 02/15/27	100,000	132,281
6.750% due 08/15/26	100,000	133,438
6.875% due 08/15/25	100,000	134,391
7.250% due 05/15/16	250,000	315,508
7.250% due 08/15/22	200,000	272,406
7.500% due 11/15/24	100,000	140,766
7.625% due 02/15/25	150,000	213,586
8.000% due 11/15/21	150,000	213,445
8.125% due 08/15/19	200,000	279,766
8.125% due 08/15/21	200,000	286,031
8.750% due 05/15/17	200,000	274,422
8.750% due 05/15/20	100,000	145,945
8.750% due 08/15/20	50,000	73,227
9.125% due 05/15/18	100,000	143,375
9.250% due 02/15/16	100,000	134,391
11.250% due 02/15/15	100,000	135,906

		8,941,035

U.S. Treasury Notes - 26.3%

0.375% due 08/31/12	400,000	400,578
0.375% due 09/30/12	300,000	300,363
0.375% due 10/31/12	500,000	500,508
0.500% due 10/15/13	600,000	598,969
0.500% due 11/15/13	350,000	349,152
0.625% due 07/31/12	300,000	301,265
0.625% due 12/31/12	500,000	502,051
0.625% due 01/31/13	250,000	251,006
0.625% due 02/28/13	500,000	501,953
0.625% due 04/30/13	200,000	200,719
0.750% due 03/31/13	500,000	502,948
0.750% due 08/15/13	200,000	201,078
0.750% due 09/15/13	250,000	251,172
1.000% due 07/15/13	400,000	404,250
1.000% due 05/15/14	500,000	503,243
1.125% due 12/15/12	750,000	758,496
1.125% due 06/15/13	300,000	303,890
1.250% due 08/31/15	350,000	348,305
1.250% due 09/30/15	800,000	794,562
1.375% due 09/15/12	400,000	405,281
1.375% due 11/15/12	500,000	507,227
1.375% due 01/15/13	500,000	507,735
1.375% due 02/15/13	500,000	507,989
1.375% due 03/15/13	500,000	508,224
1.375% due 05/15/13	500,000	508,713
1.375% due 11/30/15	200,000	198,953
1.500% due 07/15/12	100,000	101,324
1.500% due 12/31/13	250,000	255,313
1.750% due 08/15/12	500,000	508,438
1.750% due 04/15/13	400,000	409,423
1.750% due 01/31/14	250,000	256,895
1.750% due 03/31/14	500,000	513,828
1.750% due 07/31/15	400,000	406,627
1.750% due 05/31/16	200,000	200,235
1.875% due 02/28/14	425,000	438,149
1.875% due 04/30/14	125,000	128,897
1.875% due 06/30/15	500,000	511,523
1.875% due 08/31/17	400,000	391,781
1.875% due 09/30/17	250,000	244,297
1.875% due 10/31/17	200,000	195,047
2.000% due 11/30/13	200,000	206,641
2.000% due 01/31/16	150,000	152,859
2.125% due 11/30/14	200,000	207,406
2.125% due 05/31/15	200,000	206,703
2.125% due 12/31/15	200,000	205,250
2.125% due 02/29/16	250,000	255,820
2.250% due 05/31/14	200,000	208,453
2.250% due 01/31/15	500,000	520,078
2.250% due 03/31/16	250,000	256,972
2.250% due 11/30/17	200,000	199,297
2.375% due 08/31/14	200,000	209,234
2.375% due 09/30/14	300,000	313,922
2.375% due 10/31/14	400,000	418,312
2.375% due 02/28/15	500,000	522,228
2.375% due 03/31/16	100,000	103,414
2.375% due 07/31/17	400,000	404,062
2.500% due 03/31/15	100,000	104,883
2.500% due 04/30/15	200,000	209,703
2.500% due 06/30/17	300,000	305,672
2.625% due 06/30/14	300,000	316,031
2.625% due 07/31/14	400,000	421,562
2.625% due 12/31/14	400,000	421,562
2.625% due 02/29/16	100,000	104,602
2.625% due 04/30/16	500,000	522,226
2.625% due 01/31/18	350,000	355,989
2.625% due 04/30/18	500,000	506,016
2.625% due 08/15/20	500,000	483,594
2.625% due 11/15/20	1,000,000	962,344
2.750% due 02/28/13	500,000	519,512
2.750% due 10/31/13	500,000	524,961
2.750% due 11/30/16	500,000	521,015
2.750% due 05/31/17	400,000	413,656
2.750% due 02/28/18	100,000	102,320
2.750% due 02/15/19	550,000	555,028
3.000% due 08/31/16	400,000	423,312
3.000% due 09/30/16	500,000	528,476
3.000% due 02/28/17	200,000	210,328
3.125% due 04/30/13	300,000	314,742
3.125% due 08/31/13	150,000	158,449
3.125% due 09/30/13	500,000	528,828
3.125% due 10/31/16	200,000	212,469
3.125% due 01/31/17	400,000	423,844
3.125% due 04/30/17	250,000	264,180
3.125% due 05/15/19	460,000	474,591
3.125% due 05/15/21	350,000	348,798
3.250% due 07/31/16	250,000	267,930
3.250% due 12/31/16	200,000	213,250
3.250% due 03/31/17	150,000	159,680
3.375% due 11/30/12	100,000	104,293
3.375% due 06/30/13	300,000	317,438
3.375% due 11/15/19	750,000	781,465
3.500% due 05/31/13	100,000	105,797
3.500% due 02/15/18	400,000	428,844
3.500% due 05/15/20	650,000	678,137
3.625% due 12/31/12	150,000	157,313
3.625% due 05/15/13	150,000	158,895

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-9

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
3.625% due 08/15/19	$675,000	$718,770
3.625% due 02/15/20	750,000	792,891
3.625% due 02/15/21	450,000	468,914
3.750% due 11/15/18	375,000	406,084
3.875% due 10/31/12	200,000	209,453
3.875% due 02/15/13	100,000	105,637
3.875% due 05/15/18	200,000	218,969
4.000% due 11/15/12	300,000	315,082
4.000% due 02/15/14	200,000	217,203
4.000% due 02/15/15	350,000	385,684
4.000% due 08/15/18	150,000	165,211
4.125% due 05/15/15	200,000	221,828
4.250% due 09/30/12	150,000	157,412
4.250% due 08/15/13	700,000	755,453
4.250% due 11/15/13	100,000	108,547
4.250% due 11/15/14	200,000	221,453
4.250% due 08/15/15	250,000	278,965
4.250% due 11/15/17	150,000	168,035
4.500% due 02/15/16	300,000	339,188
4.625% due 07/31/12	300,000	314,215
4.625% due 11/15/16	100,000	114,070
4.625% due 02/15/17	300,000	342,047
4.750% due 05/15/14	600,000	667,922
4.875% due 08/15/16	200,000	230,438
5.125% due 05/15/16	100,000	116,156

		42,722,420

Total U.S. Treasury Obligations
(Cost $50,742,104)		51,663,455

FOREIGN GOVERNMENT BONDS & NOTES - 2.2%

Brazilian Government International Bond (Brazil)
5.625% due 01/07/41	25,000	25,813
8.000% due 01/15/18	116,667	140,583
8.875% due 10/14/19	100,000	137,750
10.125% due 05/15/27	100,000	157,000
Canada Government International Bond (Canada) 2.375% due 09/10/14	50,000	52,051
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	110,028
Colombia Government International Bond (Colombia) 7.375% due 03/18/19	100,000	125,150
Export Development Canada (Canada) 1.500% due 05/15/14	100,000	101,587
Export-Import Bank of Korea (South Korea) 5.875% due 01/14/15	100,000	110,118
Hungary Government International Bond (Hungary)
6.375% due 03/29/21	35,000	37,100
7.625% due 03/29/41	20,000	21,675
Hydro Quebec (Canada) 2.000% due 06/30/16	100,000	98,590
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	29,022
Japan Finance Corp (Japan)
1.875% due 09/24/15	100,000	98,976
2.125% due 11/05/12	25,000	25,407
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	113,121
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	113,858
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	103,691
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	150,939
2.950% due 02/05/15	200,000	209,825
4.000% due 10/07/19	50,000	52,011
Province of Quebec (Canada)
5.125% due 11/14/16	100,000	114,085
7.500% due 09/15/29	25,000	33,516
Republic of Italy (Italy)
2.125% due 09/16/13	150,000	151,755
4.500% due 01/21/15	100,000	106,472
5.250% due 09/20/16	100,000	108,490
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	27,550
6.700% due 01/26/36	100,000	118,500
Republic of Peru (Peru) 7.125% due 03/30/19	100,000	120,800
Republic of Poland (Poland) 6.375% due 07/15/19	100,000	114,500
Republic of South Africa (South Africa) 6.875% due 05/27/19	100,000	119,750
Republic of South Korea (South Korea) 5.750% due 04/16/14	50,000	55,283
State of Israel (Israel) 5.125% due 03/26/19	100,000	107,157
United Mexican States (Mexico)
5.875% due 02/17/14	100,000	111,350
5.950% due 03/19/19	150,000	172,875
6.750% due 09/27/34	100,000	116,750

Total Foreign Government Bonds & Notes
(Cost $3,461,574)		3,593,128

MUNICIPAL BONDS - 1.0%

American Municipal Power Inc OH 6.449% due 02/15/44	25,000	25,450
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	26,924
7.043% due 04/01/50	50,000	54,796
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	25,894
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	100,229
5.456% due 12/01/39	25,000	25,671
Dallas Independent School District TX 6.450% due 02/15/35	50,000	54,676
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	24,502
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	113,274
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	24,407
6.668% due 11/15/39	55,000	59,844
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	23,992
New Jersey Transportation Trust Fund Authority 6.104% due 12/15/28	50,000	50,364
New York City Municipal Water Finance Authority NY
5.952% due 06/15/42	50,000	54,028
6.011% due 06/15/42	10,000	10,971
New York City NY 5.517% due 10/01/37	40,000	39,876
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	30,707
New York State Urban Development Corp 5.770% due 03/15/39	25,000	26,099

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-10

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Pennsylvania Turnpike Commission
5.511% due 12/01/45	$75,000	$71,967
6.105% due 12/01/39	25,000	26,225
Port Authority of New York & New Jersey 5.647% due 11/01/40	50,000	50,533
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	25,318
State of California
4.850% due 10/01/14	50,000	53,468
5.750% due 03/01/17	50,000	54,517
6.200% due 10/01/19	25,000	27,463
7.500% due 04/01/34	50,000	56,600
7.550% due 04/01/39	50,000	57,268
7.625% due 03/01/40	40,000	46,088
State of Connecticut
5.090% due 10/01/30	50,000	48,776
5.459% due 11/01/30	50,000	49,563
State of Illinois
5.100% due 06/01/33	50,000	42,586
5.665% due 03/01/18	100,000	103,832
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,581
State of Washington 5.481% due 08/01/39	25,000	25,302
Texas State Transportation Commission 5.178% due 04/01/30	25,000	25,630

Total Municipal Bonds
(Cost $1,513,001)		1,552,421

	Shares
SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

Federated Prime Obligations Fund	4,876,342	4,876,342

Total Short-Term Investment
(Cost $4,876,342)		4,876,342

TOTAL INVESTMENTS - 102.0%
(Cost $161,825,332)		165,677,135

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(3,222,608)

NET ASSETS - 100.0%		$162,454,527

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	35.5%
U.S. Treasury Obligations	31.8%
Corporate Bonds & Notes	22.4%
U.S. Government Agency Issues	5.8%
Short-Term Investment	3.0%
Foreign Government Bonds & Notes	2.2%
Municipal Bonds	1.0%
Asset-Backed Securities	0.3%

102.0%
Other Assets & Liabilities, Net	(2.0%)

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	75.4%
AA	4.0%
A	11.6%
BBB	7.8%
BB	0.2%
Not Rated	1.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$36,327,940	$-	$36,274,161	$53,779
	Mortgage-Backed Securities	57,742,072	-	57,742,072	-
	Asset-Backed Securities	568,786	-	568,786	-
	U.S. Government Agency Issues	9,352,991	-	9,352,991	-
	U.S. Treasury Obligations	51,663,455	-	51,663,455	-
	Foreign Government Bonds & Notes	3,593,128	-	3,593,128	-
	Municipal Bonds	1,552,421	-	1,552,421	-
	Short-Term Investment	4,876,342	4,876,342	-	-

	Total	$165,677,135	$4,876,342	$160,747,014	$53,779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-11

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) for the period ended June 30, 2011:

Corporate
Bonds & Notes
Value, Beginning of Period	$-
Purchases	-
Sales	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	53,779
Transfers Out	-

Value, End of Period	$53,779

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-12

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 98.1%

Consumer Discretionary - 22.0%

Affinia Group Inc 9.000% due 11/30/14	$50,000	$51,000
Affinion Group Inc 7.875% due 12/15/18 ~	100,000	94,000
Allbritton Communications Co 8.000% due 05/15/18	25,000	25,563
Allison Transmission Inc
7.125% due 05/15/19 ~	50,000	48,875
11.000% due 11/01/15 ~	100,000	107,000
AMC Entertainment Inc
8.750% due 06/01/19	100,000	106,000
9.750% due 12/01/20 ~	100,000	102,750
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	73,000	79,935
Ameristar Casinos Inc 7.500% due 04/15/21 ~	70,000	72,538
ARAMARK Corp 8.500% due 02/01/15	125,000	130,469
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	100,000	102,250
Armored AutoGroup Inc 9.250% due 11/01/18 ~	25,000	24,875
Beazer Homes USA Inc
6.875% due 07/15/15	50,000	44,625
9.125% due 05/15/19 ~	50,000	43,250
Belo Corp 8.000% due 11/15/16	25,000	27,500
Boyd Gaming Corp 9.125% due 12/01/18 ~	100,000	102,250
Brunswick Corp 11.250% due 11/01/16 ~	100,000	121,000
Burger King Corp 9.875% due 10/15/18	100,000	107,000
Cablevision Systems Corp
7.750% due 04/15/18	100,000	107,125
8.000% due 04/15/20	100,000	107,750
Caesars Entertainment Operating Co Inc
10.750% due 02/01/16	50,000	49,250
12.750% due 04/15/18	50,000	50,125
Catalina Marketing Corp 10.500% due 10/01/15 ~	50,000	53,188
CCH II LLC 13.500% due 11/30/16	150,000	177,375
CCO Holdings LLC
6.500% due 04/30/21	200,000	198,250
7.875% due 04/30/18	150,000	158,812
8.125% due 04/30/20	106,000	115,010
CDRT Merger Sub Inc 8.125% due 06/01/19 ~	100,000	100,250
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	91,000
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	135,000	141,075
Charter Communications Operating LLC 10.875% due 09/15/14 ~	100,000	110,500
CHC Helicopter SA (Canada) 9.250% due 10/15/20 ~	100,000	90,750
Chrysler Group LLC/CG Co-Issuer Inc 8.250% due 06/15/21 ~	340,000	334,900
Cinemark USA Inc 8.625% due 06/15/19	50,000	55,000
Citadel Broadcasting Corp 7.750% due 12/15/18 ~	50,000	53,375
CityCenter Holdings LLC
7.625% due 01/15/16 ~	100,000	103,750
10.750% due 01/15/17 ~	100,000	109,000
CKE Restaurants Inc 11.375% due 07/15/18	100,000	109,750
Claire’s Store Inc 8.875% due 03/15/19 ~	50,000	47,000
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	66,500
9.000% due 03/01/21 ~	100,000	96,250
10.750% due 08/01/16	150,000	136,125
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	200,000	219,000
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	26,500
Cumulus Media Inc 7.750% due 05/01/19 ~	100,000	97,000
D.R. Horton Inc 5.250% due 02/15/15	150,000	152,625
Dana Holding Corp 6.500% due 02/15/19	100,000	99,500
Delphi Corp 6.125% due 05/15/21 ~	150,000	148,875
DineEquity Inc 9.500% due 10/30/18 ~	50,000	54,500
DISH DBS Corp
6.625% due 10/01/14	100,000	105,500
6.750% due 06/01/21 ~	250,000	257,500
7.125% due 02/01/16	350,000	371,000
Dollar General Corp 10.625% due 07/15/15	208,000	219,685
Dunkin Finance Corp 9.625% due 12/01/18 ~	65,000	65,893
Eastman Kodak Co 10.625% due 03/15/19 ~	100,000	99,000
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	11,075
Exide Technologies 8.625% due 02/01/18 ~	100,000	104,500
Ford Motor Co 7.450% due 07/16/31	200,000	227,727
Gannett Co Inc 6.375% due 09/01/15 ~	50,000	52,000
Giraffe Acquisition Corp 9.125% due 12/01/18 ~	50,000	47,250
Hanesbrands Inc 8.000% due 12/15/16	65,000	69,713
Harrah’s Operating Co Inc
10.000% due 12/15/18	400,000	363,000
11.250% due 06/01/17	200,000	221,750
Icahn Enterprises LP
7.750% due 01/15/16	50,000	51,563
8.000% due 01/15/18	150,000	153,000
Insight Communications Co Inc 9.375% due 07/15/18 ~	50,000	55,125
Interactive Data Corp 10.250% due 08/01/18 ~	60,000	65,550
J.C. Penney Co Inc
6.375% due 10/15/36	51,000	45,900
7.400% due 04/01/37	63,000	61,740
9.000% due 08/01/12	150,000	162,000
Jaguar Land Rover PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	151,500
Jarden Corp 7.500% due 05/01/17	75,000	78,281
K Hovnanian Enterprises Inc
8.625% due 01/15/17	100,000	64,000
10.625% due 10/15/16	100,000	100,250
KB Home 6.250% due 06/15/15	100,000	96,000
Lamar Media Corp
7.875% due 04/15/18	130,000	136,825
9.750% due 04/01/14	75,000	87,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-13

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value

Las Vegas Sands Corp 6.375% due 02/15/15	$100,000	$101,625
Laureate Education Inc 10.000% due 08/15/15 ~	100,000	105,000
Lear Corp 7.875% due 03/15/18	50,000	54,000
Lennar Corp 5.600% due 05/31/15	250,000	246,875
Levi Strauss & Co 7.625% due 05/15/20	100,000	100,500
Libbey Glass Inc 10.000% due 02/15/15	32,000	34,880
Liberty Media LLC 8.250% due 02/01/30	100,000	97,000
Limited Brands Inc
6.625% due 04/01/21	100,000	102,750
6.900% due 07/15/17	100,000	107,625
8.500% due 06/15/19	100,000	114,500
LIN Television Corp 8.375% due 04/15/18	100,000	105,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	25,375
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	104,500
Mediacom LLC 9.125% due 08/15/19	50,000	53,000
Meritor Inc 10.625% due 03/15/18	100,000	112,750
MGM MIRAGE
6.750% due 04/01/13	300,000	302,250
7.625% due 01/15/17	100,000	96,750
13.000% due 11/15/13	250,000	298,125
Michaels Stores Inc 7.750% due 11/01/18 ~	100,000	100,750
Mohawk Industries Inc 6.875% due 01/15/16	100,000	109,250
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	100,000	115,750
Needle Merger Sub Corp 8.125% due 03/15/19 ~	50,000	50,625
Netflix Inc 8.500% due 11/15/17	25,000	28,188
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	82,312
Penn National Gaming Inc 8.750% due 08/15/19	75,000	81,937
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	53,375
Phillips-Van Heusen Corp 7.375% due 05/15/20	100,000	107,500
Pinnacle Entertainment Inc
7.500% due 06/15/15	125,000	127,812
8.625% due 08/01/17	50,000	53,938
Polymer Group Inc 7.750% due 02/01/19 ~	100,000	100,750
Pulte Group Inc 5.250% due 01/15/14	200,000	205,000
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	103,875
QVC Inc 7.125% due 04/15/17 ~	190,000	200,450
Regal Entertainment Group 9.125% due 08/15/18	50,000	52,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	100,000	107,250
7.250% due 06/15/16	100,000	108,000
Ryland Group Inc 6.625% due 05/01/20	100,000	95,000
Sabre Holdings Corp 8.350% due 03/15/16	50,000	44,250
Salem Communications Corp 9.625% due 12/15/16	21,000	22,234
Sally Holdings LLC 10.500% due 11/15/16	100,000	107,250
Scientific Games Corp 8.125% due 09/15/18	100,000	104,250
Sealy Mattress Co 10.875% due 04/15/16 ~	50,000	55,750
Sears Holdings Corp 6.625% due 10/15/18 ~	100,000	93,250
Seminole Indian Tribe of Florida 7.750% due 10/01/17 ~	100,000	104,000
Service Corp International 7.000% due 06/15/17	100,000	108,250
Shea Homes LP 8.625% due 05/15/19 ~	100,000	98,750
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	55,125
Speedway Motorsports Inc 8.750% due 06/01/16	100,000	108,375
SPX Corp 6.875% due 09/01/17 ~	100,000	107,500
Stanadyne Corp 10.000% due 08/15/14	25,000	25,563
Standard Pacific Corp 8.375% due 05/15/18	150,000	149,437
Starwood Hotels & Resorts Worldwide Inc 7.875% due 10/15/14	250,000	286,875
Stoneridge Inc 9.500% due 10/15/17 ~	25,000	27,750
Tenneco Inc 6.875% due 12/15/20	100,000	102,250
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	50,250
The Goodyear Tire & Rubber Co
8.250% due 08/15/20	100,000	108,500
10.500% due 05/15/16	65,000	73,450
The Interpublic Group of Cos Inc 10.000% due 07/15/17	100,000	118,750
The Jones Group Inc 6.125% due 11/15/34	100,000	77,000
The McClatchy Co 11.500% due 02/15/17	125,000	133,437
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	79,125
The ServiceMaster Co 10.750% due 07/15/15 ~	75,000	79,500
Toys R Us - Delaware Inc 7.375% due 09/01/16 ~	100,000	101,500
Toys R Us Inc 7.875% due 04/15/13	50,000	53,000
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	111,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,250
Travelport LLC/Travelport Inc 9.000% due 03/01/16	100,000	89,750
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	112,500
Unitymedia Hessen GmbH & Co KG (Germany) 8.125% due 12/01/17 ~	100,000	106,750
Universal City Development Partners Ltd 8.875% due 11/15/15	100,000	111,750
Univision Communications Inc
6.875% due 05/15/19 ~	50,000	49,750
7.875% due 11/01/20 ~	100,000	103,000
8.500% due 05/15/21 ~	50,000	50,125
Videotron Ltee (Canada) 9.125% due 04/15/18	100,000	112,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-14

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	$250,000	$283,750
Visant Corp 10.000% due 10/01/17	20,000	20,800
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	100,000	111,250
WMG Acquisition Corp 9.500% due 06/15/16	100,000	106,000
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	103,349
Wynn Las Vegas LLC 7.750% due 08/15/20	180,000	196,425
XM Satellite Radio Inc 13.000% due 08/01/13 ~	175,000	206,062
Yankee Candle Co Inc 8.500% due 02/15/15	50,000	51,750
YCC Holdings LLC 10.250% due 02/15/16 ~	100,000	100,750

		16,951,591

Consumer Staples - 4.0%

Alliance One International Inc 10.000% due 07/15/16	100,000	97,000
Blue Merger Sub Inc 7.625% due 02/15/19 ~	100,000	101,500
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	25,000	25,250
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	100,000	102,875
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,875
Constellation Brands Inc 7.250% due 05/15/17	200,000	218,500
Cott Beverages Inc 8.375% due 11/15/17	25,000	26,313
Dean Foods Co 9.750% due 12/15/18 ~	100,000	106,750
Diversey Inc 8.250% due 11/15/19	25,000	29,437
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	105,250
JBS USA LLC/JBS USA Finance Inc 11.625% due 05/01/14	100,000	115,500
NBTY Inc 9.000% due 10/01/18 ~	50,000	53,000
New Albertsons Inc 7.750% due 06/15/26	100,000	88,500
Pernod-Ricard SA (France) 5.750% due 04/07/21 ~	150,000	157,253
Pinnacle Foods Finance LLC
8.250% due 09/01/17	100,000	104,250
9.250% due 04/01/15	25,000	26,063
Reddy Ice Corp 11.250% due 03/15/15	50,000	51,375
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	54,000
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	150,000	147,000
8.250% due 02/15/21 ~	100,000	94,000
8.500% due 10/15/16 ~	100,000	104,750
8.750% due 05/15/18 ~	100,000	98,750
9.000% due 04/15/19 ~	100,000	99,250
Rite Aid Corp
8.000% due 08/15/20	100,000	108,250
9.500% due 06/15/17	250,000	229,375
10.250% due 10/15/19	50,000	55,250
Smithfield Foods Inc
7.750% due 07/01/17	100,000	104,250
10.000% due 07/15/14	54,000	62,910
Spectrum Brands Holdings Inc 9.500% due 06/15/18 ~	50,000	55,000
Stater Brothers Holdings Inc 7.375% due 11/15/18 ~	50,000	52,125
SUPERVALU Inc 8.000% due 05/01/16	250,000	256,250
Susser Holdings LLC 8.500% due 05/15/16	25,000	26,437
U.S. Foodservice 8.500% due 06/30/19 ~	100,000	97,500

		3,105,788

Energy - 13.1%

Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	200,000	221,000
Alpha Natural Resources Inc 6.250% due 06/01/21	200,000	202,000
Arch Coal Inc
7.250% due 06/15/21 ~	150,000	150,937
8.750% due 08/01/16	100,000	109,000
ATP Oil & Gas Corp 11.875% due 05/01/15	135,000	137,700
Basic Energy Services Inc 7.125% due 04/15/16	50,000	50,250
Berry Petroleum Co 6.750% due 11/01/20	50,000	50,375
Brigham Exploration Co 8.750% due 10/01/18	30,000	32,850
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	52,750
Chaparral Energy Inc 9.875% due 10/01/20	100,000	108,500
Chesapeake Energy Corp
6.500% due 08/15/17	400,000	425,000
6.625% due 08/15/20	100,000	105,750
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	137,187
CITIC Resources Finance 2007 Ltd (United Kingdom) 6.750% due 05/15/14 ~	100,000	103,500
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,875
Coffeyville Resources LLC 10.875% due 04/01/17 ~	50,000	57,000
Complete Production Services Inc 8.000% due 12/15/16	100,000	105,000
Comstock Resources Inc 7.750% due 04/01/19	100,000	100,875
Concho Resources Inc
6.500% due 01/15/22	100,000	100,375
7.000% due 01/15/21	30,000	31,125
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	95,250
CONSOL Energy Inc
8.000% due 04/01/17	185,000	202,575
8.250% due 04/01/20	75,000	82,125
Continental Resources Inc
7.125% due 04/01/21	10,000	10,600
7.375% due 10/01/20	25,000	26,688
Copano Energy LLC 7.750% due 06/01/18	50,000	51,750
Crosstex Energy LP 8.875% due 02/15/18	105,000	112,350
Denbury Resources Inc
6.375% due 08/15/21	100,000	100,250
8.250% due 02/15/20	110,000	120,450
El Paso Corp
7.000% due 06/15/17	250,000	283,968
7.750% due 01/15/32	250,000	292,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-15

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
El Paso Pipeline Partners Operating Co LLC 7.500% due 11/15/40	$50,000	$58,085
Enbridge Energy Partners LP 8.050% due 10/01/77 §	150,000	162,854
Energy Transfer Equity 7.500% due 10/15/20	95,000	101,175
Energy XXI Gulf Coast Inc 9.250% due 12/15/17 ~	100,000	106,750
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	105,262
EXCO Resources Inc 7.500% due 09/15/18	35,000	34,212
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	145,500
Exterran Holdings Inc 7.250% due 12/01/18 ~	50,000	50,625
Forest Oil Corp 8.500% due 02/15/14	100,000	109,000
Frac Tech Services LLC 7.125% due 11/15/18 ~	25,000	25,438
General Maritime Corp 12.000% due 11/15/17	25,000	20,375
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	50,000	51,750
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	105,000
Holly Corp 9.875% due 06/15/17	25,000	28,000
Hornbeck Offshore Services Inc 6.125% due 12/01/14	100,000	99,500
Inergy LP 7.000% due 10/01/18	115,000	116,725
International Coal Group Inc 9.125% due 04/01/18	15,000	18,900
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	150,000	156,375
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	104,625
Laredo Petroleum Inc 9.500% due 02/15/19 ~	50,000	52,875
Linn Energy LLC
6.500% due 05/15/19 ~	100,000	99,250
8.625% due 04/15/20	175,000	190,750
MarkWest Energy Partners LP 6.500% due 08/15/21	150,000	149,250
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	100,875
MIE Holdings Corp (Cayman) 9.750% due 05/12/16 ~	200,000	198,000
Milagro Oil & Gas Inc 10.500% due 05/15/16 ~	50,000	47,250
Newfield Exploration Co 6.875% due 02/01/20	200,000	213,500
NGPL PipeCo LLC
6.514% due 12/15/12 ~	150,000	157,772
7.119% due 12/15/17 ~	100,000	112,110
Offshore Group Investments Ltd (Cayman)
11.500% due 08/01/15	100,000	109,250
11.500% due 08/01/15 ~	15,000	16,388
OPTI Canada Inc (Canada)
8.250% due 12/15/14	100,000	42,000
9.750% due 08/15/13 ~	100,000	99,750
Parker Drilling Co 9.125% due 04/01/18	10,000	10,600
Patriot Coal Corp 8.250% due 04/30/18	10,000	10,400
Peabody Energy Corp 7.375% due 11/01/16	100,000	113,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	96,875
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	25,938
Petrohawk Energy Corp
6.250% due 06/01/19 ~	130,000	127,237
7.250% due 08/15/18	45,000	46,406
7.875% due 06/01/15	150,000	157,875
Petroplus Finance Ltd (Bermuda) 9.375% due 09/15/19 ~	100,000	101,000
Pioneer Natural Resources Co 7.500% due 01/15/20	200,000	226,231
Plains Exploration & Production Co 7.750% due 06/15/15	250,000	260,312
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	101,500
Pride International Inc 8.500% due 06/15/19	125,000	157,747
QEP Resources Inc 6.875% due 03/01/21	100,000	106,000
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	172,500
Range Resources Corp
5.750% due 06/01/21	100,000	98,500
6.750% due 08/01/20	100,000	104,000
Regency Energy Partners LP
6.875% due 12/01/18	100,000	104,000
9.375% due 06/01/16	25,000	28,000
Rosetta Resources Inc 9.500% due 04/15/18	25,000	27,813
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	206,000
SandRidge Energy Inc
8.750% due 01/15/20	150,000	160,500
9.875% due 05/15/16 ~	50,000	55,125
SESI LLC 6.375% due 05/01/19 ~	100,000	99,250
Southwestern Energy Co 7.500% due 02/01/18	100,000	114,250
Stone Energy Corp 8.625% due 02/01/17	100,000	103,500
Swift Energy Co 7.125% due 06/01/17	50,000	50,875
Targa Resources Partners LP 7.875% due 10/15/18 ~	100,000	106,000
Teekay Corp 8.500% due 01/15/20	25,000	25,938
Tesoro Corp 6.500% due 06/01/17	100,000	102,500
W&T Offshore Inc 8.500% due 06/15/19 ~	100,000	101,500
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	26,125

		10,103,291

Financials - 14.6%

ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523% § ± ~	100,000	93,500
Agile Property Holdings Ltd (Cayman) 8.875% due 04/28/17 ~	100,000	102,250
Ally Financial Inc
4.500% due 02/11/14	300,000	300,750
8.000% due 03/15/20	300,000	319,500
8.300% due 02/12/15	75,000	84,000
American General Finance Corp 4.875% due 07/15/12	100,000	99,750
5.375% due 10/01/12	225,000	224,438
5.850% due 06/01/13	100,000	99,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-16

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Arch Western Finance LLC 6.750% due 07/01/13	$47,000	$47,294
Atlantic Finance Ltd (United Kingdom) 10.750% due 05/27/14 ~	200,000	221,865
CB Richard Ellis Services Inc 6.625% due 10/15/20	100,000	103,250
CIT Group Inc
5.250% due 04/01/14 ~	650,000	650,000
6.625% due 04/01/18 ~	100,000	104,750
7.000% due 05/01/14	275,124	278,906
7.000% due 05/01/15	43,343	43,506
7.000% due 05/01/16	172,238	171,807
7.000% due 05/01/17	301,134	300,758
Citigroup Capital XXI 8.300% due 12/21/57 §	200,000	205,000
Colonial Realty LP 5.500% due 10/01/15	100,000	104,873
Country Garden Holdings Co (Cayman) 11.125% due 02/23/18 ~	200,000	207,000
Developers Diversified Realty Corp
4.750% due 04/15/18	50,000	49,333
9.625% due 03/15/16	100,000	120,728
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	96,750
E*Trade Financial Corp 6.750% due 06/01/16	100,000	98,500
Evergrande Real Estate Group Ltd (Cayman) 13.000% due 01/27/15 ~	100,000	103,000
Felcor Lodging LP
6.750% due 06/01/19 ~	100,000	96,500
10.000% due 10/01/14	39,000	43,973
First Data Corp
8.250% due 01/15/21 ~	312,000	307,320
8.875% due 08/15/20 ~	100,000	107,250
9.875% due 09/24/15	26,000	26,845
10.550% due 09/24/15	100,000	104,250
11.250% due 03/31/16	200,000	198,000
12.625% due 01/15/21 ~	212,000	227,900
Ford Motor Credit Co LLC
5.750% due 02/01/21	300,000	300,184
7.000% due 10/01/13	250,000	267,739
7.000% due 04/15/15	400,000	433,064
7.500% due 08/01/12	200,000	209,475
8.125% due 01/15/20	100,000	116,151
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	157,270
6.875% due 08/28/12	100,000	103,934
7.500% due 12/31/13	100,000	107,375
8.000% due 12/31/18	100,000	107,500
8.000% due 11/01/31	175,000	189,893
General Motors Financial Co Inc 6.750% due 06/01/18 ~	100,000	100,750
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	36,625
Host Hotels & Resorts LP
5.875% due 06/15/19 ~	100,000	100,625
6.750% due 06/01/16	155,000	160,813
ING Groep NV (Netherlands) 5.775% § ±	100,000	92,500
iStar Financial Inc 8.625% due 06/01/13	100,000	103,000
Leucadia National Corp 8.125% due 09/15/15	100,000	110,750
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	225,000	300,937
Longfor Properties Co Ltd (Cayman) 9.500% due 04/07/16 ~	100,000	103,500
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	126,341
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	55,125
Nuveen Investments Inc 10.500% due 11/15/15	50,000	51,375
Omega Healthcare Investors Inc 6.750% due 10/15/22 ~	100,000	99,125
PHH Corp 9.250% due 03/01/16	100,000	109,875
Provident Funding Associates 10.250% due 04/15/17 ~	50,000	55,000
RBS Capital Trust II 6.425% § ±	100,000	72,000
RBS Global Inc/Rexnord LLC 8.500% due 05/01/18	125,000	132,656
Realogy Corp 11.500% due 04/15/17	100,000	102,000
Reckson Operating Partnership LP 6.000% due 03/31/16	100,000	107,200
Regions Bank 7.500% due 05/15/18	100,000	104,660
Regions Financial Corp
7.375% due 12/10/37	100,000	95,373
7.750% due 11/10/14	100,000	105,994
Renhe Commercial Holdings Co Ltd (Cayman) 13.000% due 03/10/16 ~	100,000	92,437
Residential Capital LLC 9.625% due 05/15/15	250,000	249,375
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	100,207
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	88,125
Springleaf Finance Corp 6.900% due 12/15/17	100,000	92,250
The Rouse Co LP 6.750% due 11/09/15	100,000	103,625
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% § ±	100,000	78,250
7.648% § ±	50,000	45,250
Trans Union LLC 11.375% due 06/15/18	50,000	56,750
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	100,000	99,250
Weyerhaeuser Co
7.375% due 10/01/19	100,000	113,392
7.375% due 03/15/32	250,000	260,857
Woori Bank (South Korea) 6.208% due 05/02/37 § ~	100,000	99,250
XL Group PLC (Ireland) 6.500% § ±	100,000	92,750

		11,233,373

Health Care - 7.6%

Accellent Inc 10.000% due 11/01/17	100,000	98,500
Alere Inc 9.000% due 05/15/16	200,000	209,250
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	52,000
12.375% due 11/01/14	100,000	104,625
Bausch & Lomb Inc 9.875% due 11/01/15	50,000	53,250
Biomet Inc
10.000% due 10/15/17	100,000	109,500
11.625% due 10/15/17	150,000	166,875
Boston Scientific Corp
6.400% due 06/15/16	200,000	225,400
7.375% due 01/15/40	100,000	115,718

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-17

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Capella Healthcare Inc 9.250% due 07/01/17 ~	$100,000	$106,000
Centene Corp 5.750% due 06/01/17	25,000	24,594
CHS/Community Health Systems Inc 8.875% due 07/15/15	250,000	258,125
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	156,000
DaVita Inc 6.625% due 11/01/20	150,000	153,375
DJO Finance LLC 10.875% due 11/15/14	75,000	80,250
Elan Finance PLC (Ireland) 8.750% due 10/15/16	100,000	105,625
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19 ~	95,000	97,850
Fresenius Medical Care US Finance Inc 5.750% due 02/15/21 ~	100,000	98,500
Giant Funding Corp 8.250% due 02/01/18 ~	100,000	104,750
HCA Holdings Inc 7.750% due 05/15/21 ~	100,000	104,250
HCA Inc
6.375% due 01/15/15	250,000	256,250
6.500% due 02/15/16	100,000	102,250
7.250% due 09/15/20	400,000	431,500
9.250% due 11/15/16	500,000	533,125
Health Net Inc 6.375% due 06/01/17	100,000	103,500
HealthSouth Corp 10.750% due 06/15/16	25,000	26,500
IASIS Healthcare LLC 8.375% due 05/15/19 ~	100,000	99,000
Kindred Healthcare Inc 8.250% due 06/01/19 ~	100,000	100,000
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	51,750
MedAssets Inc 8.000% due 11/15/18 ~	50,000	49,750
Multiplan Inc 9.875% due 09/01/18 ~	25,000	26,687
Mylan Inc 7.875% due 07/15/20 ~	200,000	220,500
Omnicare Inc 7.750% due 06/01/20	100,000	106,625
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	26,500
Select Medical Corp 7.625% due 02/01/15	100,000	99,500
Talecris Biotherapeutics Holdings Corp 7.750% due 11/15/16	23,000	26,074
Tenet Healthcare Corp
8.000% due 08/01/20	100,000	102,125
8.875% due 07/01/19	150,000	166,312
9.000% due 05/01/15	100,000	107,750
Universal Health Services Inc 7.000% due 10/01/18	65,000	67,275
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	200,000	198,750
6.750% due 10/01/17 ~	100,000	98,500
7.000% due 10/01/20 ~	10,000	9,725
7.250% due 07/15/22 ~	100,000	97,500
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	155,625
Vanguard Health Systems Inc 0.000% due 02/01/16	100,000	66,375
Warner Chilcott Co LLC 7.750% due 09/15/18 ~	100,000	101,375

		5,855,260

Industrials - 9.9%

Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	102,625
ACCO Brands Corp 10.625% due 03/15/15	50,000	56,062
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	108,019
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	104,500
American Airlines Inc
7.500% due 03/15/16 ~	100,000	98,500
10.500% due 10/15/12	100,000	106,625
AMGH Merger Sub Inc 9.250% due 11/01/18 ~	100,000	106,000
Aquilex Holdings/Aquilex Finance 11.125% due 12/15/16	25,000	24,438
Ashtead Capital Inc 9.000% due 08/15/16 ~	100,000	104,750
Avis Budget Car Rental LLC
7.750% due 05/15/16	50,000	51,125
9.625% due 03/15/18	100,000	107,250
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	95,200	98,175
BE Aerospace Inc 6.875% due 10/01/20	125,000	131,562
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	200,000	226,000
Case New Holland Inc
7.750% due 09/01/13	100,000	108,750
7.875% due 12/01/17 ~	150,000	165,750
Cenveo Corp 8.875% due 02/01/18	100,000	97,500
Ceridian Corp 11.250% due 11/15/15	100,000	100,500
CEVA Group PLC (United Kingdom) 11.500% due 04/01/18 ~	100,000	105,750
Clean Harbors Inc 7.625% due 08/15/16 ~	100,000	106,500
Colt Defense LLC 8.750% due 11/15/17	25,000	21,656
Continental Airlines Inc 6.750% due 09/15/15 ~	50,000	50,500
Corrections Corp of America 6.750% due 01/31/14	100,000	102,500
CSC Holdings LLC
7.625% due 07/15/18	100,000	108,750
8.500% due 06/15/15	100,000	108,500
Delta Air Lines Inc 9.500% due 09/15/14 ~	140,000	149,975
DynCorp International Inc 10.375% due 07/01/17 ~	50,000	51,500
EnergySolutions Inc 10.750% due 08/15/18	25,000	26,875
FTI Consulting Inc 6.750% due 10/01/20	50,000	50,750
GeoEye Inc 9.625% due 10/01/15	50,000	56,750
Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	50,000	52,000
International Lease Finance Corp
6.250% due 05/15/19	250,000	244,505
6.375% due 03/25/13	169,000	174,915
6.625% due 11/15/13	200,000	208,000
8.625% due 09/15/15	100,000	108,750
8.750% due 03/15/17	200,000	219,250
Iron Mountain Inc
8.375% due 08/15/21	80,000	84,400
8.750% due 07/15/18	50,000	52,187

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-18

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
JMC Steel Group 8.250% due 03/15/18 ~	$50,000	$51,000
Kansas City Southern Railway 8.000% due 06/01/15	50,000	53,875
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	106,000
L-3 Communications Corp 6.375% due 10/15/15	150,000	154,500
Marquette Transportation Co 10.875% due 01/15/17	25,000	25,313
Masco Corp
4.800% due 06/15/15	100,000	99,411
6.125% due 10/03/16	150,000	154,183
7.125% due 03/15/20	100,000	102,469
McJunkin Red Man Corp 9.500% due 12/15/16 ~	60,000	61,350
Mueller Water Products Inc 8.750% due 09/01/20	50,000	54,375
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	25,875
Navistar International Corp 8.250% due 11/01/21	115,000	123,625
Nielsen Finance LLC
7.750% due 10/15/18 ~	100,000	105,500
11.625% due 02/01/14	100,000	117,250
Nortek Inc 8.500% due 04/15/21 ~	100,000	93,000
Oshkosh Corp 8.500% due 03/01/20	25,000	27,188
Pinafore LLC 9.000% due 10/01/18 ~	55,000	59,537
Ply Gem Industries Inc
8.250% due 02/15/18 ~	100,000	95,250
13.125% due 07/15/14	50,000	52,750
Polypore International Inc 7.500% due 11/15/17	25,000	26,563
RailAmerica Inc 9.250% due 07/01/17	40,000	44,100
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	179,979
7.250% due 05/15/18	75,000	75,019
RSC Equipment Rental Inc
8.250% due 02/01/21	100,000	100,000
9.500% due 12/01/14	61,000	62,830
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	60,150
Severstal Columbus LLC 10.250% due 02/15/18	100,000	111,000
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	25,500
Terex Corp 8.000% due 11/15/17	100,000	103,000
Textron Financial Corp 5.400% due 04/28/13	100,000	106,004
The Hertz Corp
6.750% due 04/15/19 ~	100,000	99,500
7.500% due 10/15/18 ~	100,000	103,500
8.875% due 01/01/14	14,000	14,420
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	53,625
TransDigm Inc 7.750% due 12/15/18 ~	100,000	105,500
Trimas Corp 9.750% due 12/15/17	45,000	49,500
UCI International Inc 8.625% due 02/15/19	50,000	51,750
United Air Lines Inc 9.875% due 08/01/13 ~	135,000	142,425
United Rentals North America Inc
8.375% due 09/15/20	100,000	101,750
9.250% due 12/15/19	100,000	109,000
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	55,750
USG Corp
8.375% due 10/15/18 ~	100,000	99,000
9.750% due 01/15/18	100,000	99,000
VWR Funding Inc 10.250% due 07/15/15	100,000	105,000
Western Express Inc 12.500% due 04/15/15 ~	25,000	23,750

		7,652,210

Information Technology - 4.3%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	103,500
8.125% due 12/15/17	10,000	10,500
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	90,500
Amkor Technology Inc
6.625% due 06/01/21 ~	100,000	96,750
7.375% due 05/01/18	25,000	25,531
Aspect Software Inc 10.625% due 05/15/17	100,000	108,000
CDW Escrow Corp 8.500% due 04/01/19 ~	200,000	197,000
CommScope Inc 8.250% due 01/15/19 ~	150,000	155,250
CoreLogic Inc 7.250% due 06/01/21 ~	100,000	98,000
Eagle Parent Inc 8.625% due 05/01/19 ~	100,000	96,875
Earthlink Inc 8.875% due 05/15/19 ~	100,000	91,250
EH Holding Corp
6.500% due 06/15/19 ~	55,000	56,237
7.625% due 06/15/21 ~	95,000	97,375
Equinix Inc 8.125% due 03/01/18	50,000	54,688
Fidelity National Information Services Inc 7.625% due 07/15/17	50,000	53,313
Freescale Semiconductor Inc
8.050% due 02/01/20 ~	100,000	101,000
8.875% due 12/15/14	200,000	209,500
9.250% due 04/15/18 ~	200,000	216,500
10.750% due 08/01/20 ~	100,000	113,500
GXS Worldwide Inc 9.750% due 06/15/15	55,000	55,963
Jabil Circuit Inc 5.625% due 12/15/20	100,000	98,500
JDA Software Group Inc 8.000% due 12/15/14	25,000	27,500
NXP BV (Netherlands)
9.500% due 10/15/15	75,000	79,687
9.750% due 08/01/18 ~	150,000	168,750
ProQuest LLC 9.000% due 10/15/18 ~	50,000	51,500
Sanmina-SCI Corp
7.000% due 05/15/19 ~	50,000	47,500
8.125% due 03/01/16	100,000	104,375
Seagate HDD (Cayman) 7.000% due 11/01/21 ~	100,000	100,500
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	105,750
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	33,875
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	100,000	106,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-19

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc
7.375% due 11/15/18	$150,000	$150,750
7.625% due 11/15/20	100,000	101,500
10.250% due 08/15/15	100,000	103,750
ViaSat Inc 8.875% due 09/15/16	25,000	26,625

		3,338,294

Materials - 9.1%

ABI Escrow Corp 10.250% due 10/15/18 ~	40,000	43,500
Aleris International Inc 7.625% due 02/15/18 ~	100,000	100,250
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	50,000	52,875
Ashland Inc 9.125% due 06/01/17	100,000	113,000
Associated Materials LLC 9.125% due 11/01/17 ~	100,000	100,000
Ball Corp 7.125% due 09/01/16	125,000	136,875
Berry Plastics Corp 9.750% due 01/15/21	100,000	97,250
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,388
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	100,750
6.875% due 08/15/18 ~	100,000	102,500
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	104,750
Celanese US Holdings LLC
5.875% due 06/15/21	100,000	102,375
6.625% due 10/15/18	5,000	5,300
CF Industries Inc 6.875% due 05/01/18	100,000	113,625
Chemtura Corp 7.875% due 09/01/18	100,000	105,250
China Oriental Group Co Ltd (Bermuda) 8.000% due 08/18/15 ~	100,000	102,000
China Shanshui Cement Group Ltd (Cayman) 8.500% due 05/25/16 ~	200,000	201,250
Clearwater Paper Corp 7.125% due 11/01/18	100,000	103,000
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	98,750
Crown Americas LLC
6.250% due 02/01/21 ~	100,000	101,500
7.625% due 05/15/17	100,000	107,125
Domtar Corp 10.750% due 06/01/17	100,000	130,625
Drummond Co Inc 9.000% due 10/15/14 ~	75,000	79,312
Edgen Murray Corp 12.250% due 01/15/15	25,000	25,313
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	100,000	102,000
7.000% due 11/01/15 ~	200,000	205,000
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	85,600
Georgia-Pacific LLC
7.375% due 12/01/25	100,000	113,144
7.750% due 11/15/29	100,000	115,404
8.250% due 05/01/16 ~	100,000	113,383
Graham Packaging Co LP 8.250% due 10/01/18	60,000	67,050
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,325
9.500% due 06/15/17	50,000	55,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	132,500
Hexion U.S. Finance Corp
8.875% due 02/01/18	85,000	88,825
9.000% due 11/15/20	100,000	103,000
Huntsman International LLC
8.625% due 03/15/20	25,000	27,375
8.625% due 03/15/21	100,000	109,250
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	50,000	52,750
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	175,000	173,687
Koppers Inc 7.875% due 12/01/19	10,000	10,725
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	60,600
Lyondell Chemical Co
8.000% due 11/01/17 ~	100,000	111,500
11.000% due 05/01/18	300,000	337,500
MeadWestvaco Corp 7.375% due 09/01/19	125,000	139,913
Midwest Vanadium Pty Ltd (Australia) 11.500% due 02/15/18 ~	50,000	50,125
Momentive Performance Materials Inc 9.000% due 01/15/21	100,000	102,500
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	105,500
Nalco Co 8.250% due 05/15/17	100,000	109,750
NewPage Corp 11.375% due 12/31/14	250,000	234,375
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	55,250
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	217,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	76,475
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	102,000
Pactiv Corp 5.875% due 07/15/12	50,000	51,687
PE Paper Escrow GmbH (Austria) 12.000% due 08/01/14 ~	100,000	113,500
PolyOne Corp 7.375% due 09/15/20	10,000	10,500
Ryerson Inc 12.000% due 11/01/15	50,000	53,375
Sealed Air Corp 5.625% due 07/15/13 ~	100,000	105,142
Solo Cup Co
8.500% due 02/15/14	50,000	46,875
10.500% due 11/01/13	100,000	104,500
Solutia Inc 8.750% due 11/01/17	45,000	49,050
Steel Dynamics Inc 7.375% due 11/01/12	200,000	212,000
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	95,250
Texas Industries Inc 9.250% due 08/15/20	35,000	34,037
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	53,375
United States Steel Corp
5.650% due 06/01/13	150,000	157,125
7.000% due 02/01/18	100,000	101,500
Verso Paper Holdings LLC/Verso Paper Inc
8.750% due 02/01/19 ~	100,000	89,500
11.375% due 08/01/16	25,000	23,313

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-20

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Vulcan Materials Co
6.400% due 11/30/17	$100,000	$97,676
7.500% due 06/15/21	80,000	79,983

		6,984,457

Telecommunication Services - 7.8%

Avaya Inc
7.000% due 04/01/19 ~	50,000	48,625
9.750% due 11/01/15	100,000	102,500
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	100,000
8.750% due 03/15/18	100,000	95,500
Citizens Communications Co 9.000% due 08/15/31	100,000	103,000
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	247,537
12.000% due 12/01/17 ~	100,000	105,000
Cricket Communications Inc
7.750% due 05/15/16	125,000	133,125
7.750% due 10/15/20	125,000	122,813
Crown Castle International Corp 7.125% due 11/01/19	100,000	105,750
Frontier Communications Corp
8.250% due 05/01/14	250,000	275,937
8.500% due 04/15/20	200,000	219,000
GCI Inc 6.750% due 06/01/21 ~	100,000	100,250
Global Crossing Ltd (Bermuda) 12.000% due 09/15/15	100,000	117,000
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	106,500
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	10,125
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19 ~	200,000	199,000
7.500% due 04/01/21 ~	100,000	99,625
9.500% due 06/15/16	200,000	210,250
11.250% due 06/15/16	100,000	106,250
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	350,000	376,687
Level 3 Communications Inc 11.875% due 02/01/19 ~	100,000	108,125
Level 3 Escrow Inc 8.125% due 07/01/19 ~	100,000	100,750
Level 3 Financing Inc 9.250% due 11/01/14	194,000	200,548
MetroPCS Wireless Inc 7.875% due 09/01/18	200,000	212,750
Nextel Communications Inc 6.875% due 10/31/13	300,000	303,375
NII Capital Corp 7.625% due 04/01/21	200,000	210,000
PAETEC Holding Corp
8.875% due 06/30/17	100,000	105,500
9.875% due 12/01/18 ~	50,000	52,063
SBA Telecommunications Inc 8.000% due 08/15/16	100,000	106,875
Sprint Capital Corp
6.875% due 11/15/28	150,000	142,875
8.750% due 03/15/32	200,000	217,500
Sprint Nextel Corp
6.000% due 12/01/16	500,000	501,875
8.375% due 08/15/17	175,000	193,156
Telcordia Technologies Inc 11.000% due 05/01/18 ~	25,000	31,688
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	82,406
West Corp 7.875% due 01/15/19 ~	75,000	72,938
Windstream Corp
7.500% due 04/01/23	100,000	100,500
7.750% due 10/01/21	100,000	105,000
8.125% due 09/01/18	200,000	213,000

		6,045,398

Utilities - 5.7%

AmeriGas Partners LP 6.500% due 05/20/21	100,000	101,125
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	108,500
Calpine Corp
7.250% due 10/15/17 ~	250,000	255,000
7.500% due 02/15/21 ~	250,000	256,250
CMS Energy Corp
2.750% due 05/15/14	100,000	100,561
8.750% due 06/15/19	25,000	30,625
Dubai Electricity & Water Authority (United Arab Emirates) 7.375% due 10/21/20 ~	150,000	155,062
Duquesne Light Holdings Inc 5.900% due 12/01/21 ~	100,000	99,288
Dynegy Holdings Inc 7.750% due 06/01/19	350,000	256,375
Edison Mission Energy 7.000% due 05/15/17	300,000	244,500
Energy Future Holdings Corp
10.000% due 01/15/20	250,000	266,489
11.250% due 11/01/17	72,472	63,413
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	46,000	49,264
Ferrellgas LP 6.500% due 05/01/21 ~	100,000	95,000
GenOn Energy Inc 9.500% due 10/15/18	45,000	47,025
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	159,375
NRG Energy Inc
7.625% due 01/15/18 ~	100,000	100,375
7.875% due 05/15/21 ~	200,000	200,000
8.250% due 09/01/20	150,000	153,750
Puget Energy Inc 6.500% due 12/15/20	100,000	103,452
RRI Energy Inc 7.625% due 06/15/14	250,000	258,750
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	305,000
11.500% due 10/01/20 ~	100,000	98,750
The AES Corp
7.375% due 07/01/21 ~	100,000	101,625
8.000% due 10/15/17	300,000	319,500
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	104,250
11.750% due 07/15/17 ~	190,000	216,125
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	100,000	115,750

		4,365,179

Total Corporate Bonds & Notes
(Cost $73,507,066)		75,634,841

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-21

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

Federated Prime Obligations Fund	1,087,705	$1,087,705

Total Short-Term Investment
(Cost $1,087,705)		1,087,705

TOTAL INVESTMENTS - 99.5%
(Cost $74,594,771)		76,722,546

OTHER ASSETS & LIABILITIES, NET - 0.5%		415,992

NET ASSETS - 100.0%		$77,138,538

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.0%
Financials	14.5%
Energy	13.2%
Industrials	9.9%
Materials	9.1%
Telecommunication Services	7.8%
Health Care	7.6%
Utilities	5.7%
Information Technology	4.3%
Consumer Staples	4.0%
Short-Term Investment	1.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2011, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	5.8%
BB	40.3%
B	40.2%
CCC	7.9%
CC	3.4%
C	0.6%
D	0.5%
Not Rated	1.3%

100.0%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$75,634,841	$-	$75,634,841	$-
	Short-Term Investment	1,087,705	1,087,705	-	-

	Total	$76,722,546	$1,087,705	$75,634,841	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-22

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Consumer Discretionary - 13.2%

Aaron’s Inc	609	$17,210
Abercrombie & Fitch Co ‘A’	826	55,276
Advance Auto Parts Inc	834	48,781
Amazon.com Inc *	3,910	799,556
Apollo Group Inc ‘A’ *	1,307	57,090
AutoNation Inc *	216	7,908
AutoZone Inc *	288	84,917
Bally Technologies Inc *	441	17,940
Bed Bath & Beyond Inc *	2,681	156,490
Big Lots Inc *	294	9,746
BorgWarner Inc *	1,181	95,413
Brinker International Inc	843	20,620
Cablevision Systems Corp ‘A’	2,349	85,057
CarMax Inc *	415	13,724
CBS Corp ‘B’	1,088	30,997
Charter Communications Inc ‘A’ *	609	33,044
Chico’s FAS Inc	1,288	19,616
Chipotle Mexican Grill Inc *	338	104,168
Choice Hotels International Inc	13	434
Coach Inc	3,160	202,019
Comcast Corp ‘A’	12,939	327,874
Darden Restaurants Inc	1,470	73,147
Deckers Outdoor Corp *	406	35,785
DeVry Inc	603	35,655
Dick’s Sporting Goods Inc *	990	38,066
DIRECTV ‘A’ *	8,261	419,824
Discovery Communications Inc ‘A’ *	2,998	122,798
DISH Network Corp ‘A’ *	1,652	50,667
Dollar General Corp *	1,041	35,279
Dollar Tree Inc *	1,303	86,806
DSW Inc ‘A’ *	207	10,476
Expedia Inc	1,195	34,643
Family Dollar Stores Inc	1,319	69,327
Ford Motor Co *	22,492	310,165
Fossil Inc *	569	66,983
Garmin Ltd (Switzerland)	80	2,642
Gentex Corp	1,570	47,461
Genuine Parts Co	450	24,480
Guess? Inc	701	29,484
H&R Block Inc	1,885	30,235
Hanesbrands Inc *	1,044	29,806
Harley-Davidson Inc	2,569	105,252
Harman International Industries Inc	483	22,010
Hasbro Inc	1,301	57,153
Hyatt Hotels Corp ‘A’ *	41	1,674
International Game Technology	1,671	29,376
ITT Educational Services Inc *	315	24,646
John Wiley & Sons Inc ‘A’	488	25,381
Johnson Controls Inc	1,832	76,321
Kohl’s Corp	2,644	132,226
Lamar Advertising Co ‘A’ *	191	5,228
Las Vegas Sands Corp *	4,221	178,168
Leggett & Platt Inc	1,126	27,452
Liberty Global Inc ‘A’ *	2,640	118,906
Limited Brands Inc	2,865	110,159
LKQ Corp *	1,547	40,361
Macy’s Inc	551	16,111
Marriott International Inc ‘A’	2,994	106,257
Mattel Inc	2,798	76,917
McDonald’s Corp	11,163	941,264
MGM Resorts International *	806	10,647
Morningstar Inc	269	16,350
Netflix Inc *	565	148,420
Nike Inc ‘B’	3,842	345,703
Nordstrom Inc	1,756	82,427
O’Reilly Automotive Inc *	1,484	97,217
Omnicom Group Inc	3,026	145,732
Panera Bread Co ‘A’ *	312	39,206
PetSmart Inc	1,214	55,079
Phillips-Van Heusen Corp	105	6,874
Polaris Industries Inc	340	37,798
Polo Ralph Lauren Corp	678	89,910
priceline.com Inc *	534	273,371
Regal Entertainment Group ‘A’	342	4,224
Ross Stores Inc	1,277	102,313
Royal Caribbean Cruises Ltd * (Liberia)	791	29,773
Sally Beauty Holdings Inc *	918	15,698
Scripps Networks Interactive Inc ‘A’	1,028	50,249
Sirius XM Radio Inc *	42,447	92,959
Starbucks Corp	8,066	318,526
Starwood Hotels & Resorts Worldwide Inc	2,100	117,684
Target Corp	401	18,811
Tempur-Pedic International Inc *	731	49,576
Tesla Motors Inc *	533	15,526
The Goodyear Tire & Rubber Co *	2,626	44,038
The Home Depot Inc	10,369	375,565
The Interpublic Group of Cos Inc	1,992	24,900
The McGraw-Hill Cos Inc	2,699	113,115
The TJX Cos Inc	4,155	218,262
Thomson Reuters Corp (NYSE) (Canada)	1,926	72,341
Tiffany & Co	1,379	108,279
Time Warner Cable Inc	3,620	282,505
Tractor Supply Co	774	51,765
Tupperware Brands Corp	670	45,192
Ulta Salon Cosmetics & Fragrance Inc *	476	30,740
Under Armour Inc ‘A’ *	382	29,532
Urban Outfitters Inc *	1,264	35,582
Viacom Inc ‘B’	6,296	321,096
Virgin Media Inc	3,415	102,211
Visteon Corp *	31	2,121
Weight Watchers International Inc	316	23,849
Williams-Sonoma Inc	596	21,748
Wynn Resorts Ltd	853	122,440
Yum! Brands Inc *	5,010	276,752

		10,302,577

Consumer Staples - 11.1%

Altria Group Inc	16,803	443,767
Avon Products Inc	4,630	129,640
BJ’s Wholesale Club Inc *	54	2,719
Brown-Forman Corp ‘B’	950	70,956
Bunge Ltd (Bermuda)	397	27,373
Campbell Soup Co	1,473	50,892
Church & Dwight Co Inc	892	36,162
Coca-Cola Enterprises Inc	2,695	78,640
Colgate-Palmolive Co	4,745	414,760
ConAgra Foods Inc	537	13,860
Corn Products International Inc	648	35,821
Costco Wholesale Corp	4,701	381,909
Dr Pepper Snapple Group Inc	2,385	100,003
Flowers Foods Inc	1,173	25,853
General Mills Inc	5,180	192,800
Green Mountain Coffee Roasters Inc *	1,322	118,002
H.J. Heinz Co	2,023	107,785
Hansen Natural Corp *	763	61,765
Herbalife Ltd (Cayman)	1,269	73,145
Hormel Foods Corp	763	22,745
Kellogg Co	2,476	136,972
Kimberly-Clark Corp	3,703	246,472
McCormick & Co Inc	994	49,273
Mead Johnson Nutrition Co	392	26,480
PepsiCo Inc	17,006	1,197,733
Philip Morris International Inc	17,316	1,156,189
Reynolds American Inc	1,075	39,829
Sara Lee Corp	5,230	99,318
Sysco Corp	6,279	195,779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-23

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
The Clorox Co	92	$6,204
The Coca-Cola Co	21,255	1,430,249
The Estee Lauder Cos Inc ‘A’	1,214	127,701
The Hershey Co	1,231	69,982
The Kroger Co	4,889	121,247
The Procter & Gamble Co	2,013	127,966
Wal-Mart Stores Inc	14,510	771,061
Walgreen Co	9,299	394,836
Whole Foods Market Inc	1,664	105,581

		8,691,469

Energy - 10.9%

Alpha Natural Resources Inc *	1,386	62,980
Anadarko Petroleum Corp	825	63,327
Apache Corp	1,189	146,711
Arch Coal Inc	211	5,625
Atwood Oceanics Inc *	166	7,326
Baker Hughes Inc	1,862	135,107
Brigham Exploration Co *	1,230	36,814
Cabot Oil & Gas Corp	1,133	75,129
Cameron International Corp *	1,949	98,015
CARBO Ceramics Inc	201	32,753
Chevron Corp	1,233	126,802
Cimarex Energy Co	248	22,300
Cobalt International Energy Inc *	1,149	15,661
Concho Resources Inc *	1,124	103,239
CONSOL Energy Inc	2,439	118,243
Continental Resources Inc *	439	28,495
Core Laboratories NV (Netherlands)	499	55,658
Denbury Resources Inc *	3,635	72,700
Diamond Offshore Drilling Inc	340	23,939
Dresser-Rand Group Inc *	879	47,246
El Paso Corp	7,788	157,318
EOG Resources Inc	2,888	301,940
EQT Corp	570	29,936
EXCO Resources Inc	1,522	26,863
Exxon Mobil Corp	39,112	3,182,935
FMC Technologies Inc *	2,594	116,185
Forest Oil Corp *	935	24,974
Frontier Oil Corp	1,122	36,252
Halliburton Co	9,845	502,095
Helmerich & Payne Inc	964	63,740
Holly Corp	463	32,132
Kinder Morgan Inc	1,226	35,223
Kosmos Energy Ltd (Bermuda) *	281	4,771
McDermott International Inc * (Panama)	2,159	42,770
Murphy Oil Corp	310	20,355
Newfield Exploration Co *	848	57,681
Noble Energy Inc	373	33,432
Occidental Petroleum Corp	2,519	262,077
Oceaneering International Inc	1,196	48,438
Oil States International Inc *	453	36,199
Patterson-UTI Energy Inc	174	5,500
Peabody Energy Corp	2,914	171,664
Petrohawk Energy Corp *	2,737	67,522
Pioneer Natural Resources Co	1,023	91,630
QEP Resources Inc	1,511	63,205
Quicksilver Resources Inc *	50	738
Range Resources Corp	1,711	94,960
Rowan Cos Inc *	226	8,771
RPC Inc	444	10,896
SandRidge Energy Inc *	4,512	48,098
Schlumberger Ltd (Netherlands)	14,599	1,261,354
SM Energy Co	540	39,679
Southwestern Energy Co *	3,744	160,543
Superior Energy Services Inc *	836	31,049
Tidewater Inc	39	2,099
Ultra Petroleum Corp * (Canada)	1,653	75,707
Whiting Petroleum Corp *	1,275	72,560

		8,499,361

Financials - 3.7%

Affiliated Managers Group Inc *	400	40,580
American Express Co	6,840	353,628
Apartment Investment & Management Co ‘A’ REIT	849	21,675
BlackRock Inc	481	92,261
Boston Properties Inc REIT	1,287	136,628
Camden Property Trust REIT	532	33,846
CB Richard Ellis Group Inc ‘A’ *	3,183	79,925
CBOE Holdings Inc	549	13,505
Corporate Office Properties Trust REIT	230	7,155
Digital Realty Trust Inc REIT	1,036	64,004
Discover Financial Services	562	15,034
Eaton Vance Corp	1,279	38,664
Equity Residential REIT	230	13,800
Erie Indemnity Co ‘A’	289	20,438
Essex Property Trust Inc REIT	190	25,705
Federal Realty Investment Trust REIT	519	44,209
Federated Investors Inc ‘B’	765	18,238
Franklin Resources Inc	1,559	204,681
Green Dot Corp ‘A’ *	227	7,714
Greenhill & Co Inc	338	18,191
Hudson City Bancorp Inc	591	4,840
IntercontinentalExchange Inc *	794	99,020
Jones Lang LaSalle Inc	359	33,854
Lazard Ltd ‘A’ (Bermuda)	1,167	43,296
LPL Investment Holdings Inc *	299	10,229
Moody’s Corp	2,146	82,299
MSCI Inc ‘A’ *	1,319	49,700
NYSE Euronext	849	29,095
People’s United Financial Inc	730	9,811
Plum Creek Timber Co Inc REIT	1,027	41,635
Public Storage REIT	1,424	162,350
Rayonier Inc REIT	887	57,966
SEI Investments Co	1,538	34,620
Simon Property Group Inc REIT	2,579	299,757
T. Rowe Price Group Inc	2,795	168,650
TD Ameritrade Holding Corp	2,384	46,512
The Charles Schwab Corp	10,804	177,726
The Macerich Co REIT	491	26,269
The NASDAQ OMX Group Inc *	138	3,491
UDR Inc REIT	180	4,419
Validus Holdings Ltd (Bermuda)	135	4,178
Ventas Inc REIT	1,661	87,551
Vornado Realty Trust REIT	212	19,754
Waddell & Reed Financial Inc ‘A’	932	33,878
Wells Fargo & Co	3,706	103,990
Weyerhaeuser Co REIT	1,641	35,872

		2,920,643

Health Care - 10.2%

Abbott Laboratories ‡	15,703	826,292
Agilent Technologies Inc *	3,745	191,407
Alexion Pharmaceuticals Inc *	1,983	93,260
Allergan Inc	3,280	273,060
Allscripts Healthcare Solutions Inc *	1,610	31,266
AMERIGROUP Corp *	306	21,564
AmerisourceBergen Corp	2,949	122,089
Amylin Pharmaceuticals Inc *	1,485	19,840
Baxter International Inc	5,524	329,728
Becton Dickinson & Co	2,354	202,844
Biogen Idec Inc *	2,600	277,992
BioMarin Pharmaceutical Inc *	1,165	31,700
Brookdale Senior Living Inc *	887	21,510
Bruker Corp *	885	18,019
C.R. Bard Inc	925	101,620
Cardinal Health Inc	1,895	86,071
CareFusion Corp *	732	19,888
Catalyst Health Solutions Inc *	446	24,896

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-24

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Celgene Corp *	4,980	$300,394
Cerner Corp *	1,534	93,743
Charles River Laboratories International Inc *	541	21,992
Covance Inc *	653	38,769
Covidien PLC (Ireland)	2,849	151,652
DaVita Inc *	1,028	89,035
Dendreon Corp *	1,583	62,434
DENTSPLY International Inc	625	23,800
Edwards Lifesciences Corp *	1,235	107,667
Eli Lilly & Co	3,642	136,684
Emdeon Inc ‘A’ *	67	879
Endo Pharmaceuticals Holdings Inc *	1,278	51,337
Express Scripts Inc *	5,694	307,362
Gen-Probe Inc *	510	35,266
Gilead Sciences Inc *	8,469	350,701
HCA Holdings Inc *	848	27,984
Health Management Associates Inc ‘A’ *	2,743	29,570
Henry Schein Inc *	525	37,585
Hill-Rom Holdings Inc	601	27,670
Hospira Inc *	1,500	84,990
Human Genome Sciences Inc *	2,002	49,129
IDEXX Laboratories Inc *	615	47,699
Illumina Inc *	1,338	100,551
Intuitive Surgical Inc *	422	157,030
Johnson & Johnson	6,017	400,251
Kinetic Concepts Inc *	527	30,371
Laboratory Corp of America Holdings *	1,087	105,211
Life Technologies Corp *	177	9,216
Lincare Holdings Inc	1,022	29,914
McKesson Corp	2,713	226,942
Medco Health Solutions Inc *	4,302	243,149
MEDNAX Inc *	506	36,528
Medtronic Inc	9,937	382,873
Mettler-Toledo International Inc *	344	58,022
Mylan Inc *	4,281	105,612
Myriad Genetics Inc *	883	20,053
Patterson Cos Inc	455	14,965
Perrigo Co	900	79,083
Pharmaceutical Product Development Inc	1,072	28,772
Pharmasset Inc *	410	46,002
Quest Diagnostics Inc	1,558	92,078
Regeneron Pharmaceuticals Inc *	767	43,497
ResMed Inc *	1,624	50,263
Sirona Dental Systems Inc *	586	31,117
St Jude Medical Inc	3,539	168,739
Stryker Corp	3,374	198,020
SXC Health Solutions Corp (XNGS) * (Canada)	666	39,241
Techne Corp	401	33,431
Tenet Healthcare Corp *	395	2,465
The Cooper Cos Inc	129	10,222
Thoratec Corp *	606	19,889
United Therapeutics Corp *	547	30,140
Universal Health Services Inc ‘B’	991	51,066
Varian Medical Systems Inc *	1,264	88,505
Vertex Pharmaceuticals Inc *	1,942	100,965
Warner Chilcott PLC ‘A’ (Ireland)	1,626	39,235
Waters Corp *	976	93,442
Watson Pharmaceuticals Inc *	1,289	88,593

		8,024,841

Industrials - 12.6%

3M Co	6,751	640,332
Aecom Technology Corp *	557	15,228
Alliant Techsystems Inc	33	2,354
AMETEK Inc	1,735	77,902
AMR Corp *	1,621	8,753
Armstrong World Industries Inc	11	501
Avery Dennison Corp	69	2,665
BE Aerospace Inc *	965	39,382
Bucyrus International Inc	816	74,795
C.H. Robinson Worldwide Inc	1,782	140,493
Carlisle Cos Inc	67	3,298
Caterpillar Inc	6,936	738,407
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	605	23,535
Con-way Inc	74	2,872
Cooper Industries PLC (Ireland)	1,152	68,740
Copa Holdings SA ‘A’ (Panama)	264	17,619
Copart Inc *	662	30,849
Covanta Holding Corp	66	1,088
CSX Corp	11,866	311,127
Cummins Inc	2,112	218,571
Danaher Corp	5,909	313,118
Deere & Co	4,516	372,344
Delta Air Lines Inc *	5,447	49,949
Donaldson Co Inc	818	49,636
Dover Corp	1,563	105,971
Eaton Corp	1,405	72,287
Emerson Electric Co	8,088	454,950
Equifax Inc	63	2,187
Expeditors International of Washington Inc	2,300	117,737
Fastenal Co	3,174	114,232
FedEx Corp	201	19,065
Flowserve Corp	555	60,989
Fluor Corp	1,876	121,302
Gardner Denver Inc	576	48,413
General Cable Corp *	281	11,965
Goodrich Corp	560	53,480
Graco Inc	655	33,182
GrafTech International Ltd *	105	2,128
Harsco Corp	74	2,412
Hertz Global Holdings Inc *	2,571	40,827
Honeywell International Inc	8,468	504,608
IDEX Corp	780	35,763
IHS Inc ‘A’ *	521	43,462
Illinois Tool Works Inc	4,483	253,245
Ingersoll-Rand PLC (Ireland)	2,827	128,374
Iron Mountain Inc	1,945	66,305
JB Hunt Transport Services Inc	1,006	47,373
Joy Global Inc	1,128	107,431
Kansas City Southern *	902	53,516
KAR Auction Services Inc *	99	1,872
KBR Inc	92	3,467
Kennametal Inc	118	4,981
Kirby Corp *	399	22,611
Landstar System Inc	516	23,984
Lennox International Inc	562	24,205
Lincoln Electric Holdings Inc	568	20,363
Lockheed Martin Corp	2,689	217,728
Masco Corp	3,935	47,338
MSC Industrial Direct Co Inc ‘A’	478	31,696
Navistar International Corp *	427	24,108
Nielsen Holdings NV * (Netherlands)	727	22,653
Nordson Corp	637	34,939
PACCAR Inc	3,933	200,937
Pall Corp	1,239	69,669
Parker-Hannifin Corp	728	65,331
Polypore International Inc *	409	27,747
Precision Castparts Corp	1,543	254,055
Robert Half International Inc	1,619	43,762
Rockwell Automation Inc	1,553	134,738
Rockwell Collins Inc	1,659	102,344
Roper Industries Inc	1,041	86,715
Snap-on Inc	108	6,748
Southwest Airlines Co	1,454	16,605
Spirit AeroSystems Holdings Inc ‘A’ *	256	5,632
SPX Corp	145	11,986
Stericycle Inc *	915	81,545
Textron Inc	200	4,722

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-25

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
The Babcock & Wilcox Co *	1,236	$34,250
The Boeing Co	7,046	520,911
The Dun & Bradstreet Corp	545	41,169
The Manitowoc Co Inc	1,481	24,940
The Timken Co	776	39,110
The Toro Co	339	20,510
Thomas & Betts Corp *	130	7,001
Towers Watson & Co ‘A’	122	8,017
TransDigm Group Inc *	530	48,331
Union Pacific Corp	863	90,097
United Continental Holdings Inc *	3,005	68,003
United Parcel Service Inc ‘B’	7,905	576,512
United Technologies Corp	9,316	824,559
UTi Worldwide Inc (United Kingdom)	969	19,080
Valmont Industries Inc	247	23,808
Verisk Analytics Inc ‘A’ *	1,059	36,663
W.W. Grainger Inc	612	94,034
WABCO Holdings Inc *	741	51,173
Wabtec Corp	507	33,320
Waste Connections Inc	1,045	33,158
WESCO International Inc *	211	11,413

		9,903,302

Information Technology - 25.3%

Accenture PLC ‘A’ (Ireland)	6,947	419,738
Acme Packet Inc *	562	39,413
Adobe Systems Inc *	5,429	170,742
Advanced Micro Devices Inc *	6,759	47,245
Akamai Technologies Inc *	1,819	57,244
Alliance Data Systems Corp *	546	51,362
Altera Corp	3,468	160,742
Amphenol Corp ‘A’	1,900	102,581
Analog Devices Inc	3,225	126,227
ANSYS Inc *	1,006	54,998
Apple Inc *	9,948	3,339,245
Applied Materials Inc	933	12,138
Ariba Inc *	1,015	34,987
Arrow Electronics Inc *	180	7,470
Atmel Corp *	4,539	63,864
Autodesk Inc *	2,448	94,493
Automatic Data Processing Inc	5,377	283,260
Avago Technologies Ltd (Singapore)	2,074	78,812
BMC Software Inc *	1,904	104,149
Booz Allen Hamilton Holding Corp *	95	1,815
Broadcom Corp ‘A’ *	5,769	194,069
Broadridge Financial Solutions Inc	1,261	30,352
Cadence Design Systems Inc *	2,976	31,427
Ciena Corp *	1,043	19,170
Citrix Systems Inc *	2,023	161,840
Cognizant Technology Solutions Corp ‘A’ *	3,274	240,115
Compuware Corp *	1,670	16,299
Cree Inc *	89	2,990
Cypress Semiconductor Corp *	1,784	37,714
Dell Inc *	12,980	216,377
Dolby Laboratories Inc ‘A’ *	577	24,499
DST Systems Inc	68	3,590
eBay Inc *	6,772	218,532
Electronic Arts Inc *	3,599	84,936
EMC Corp *	22,138	609,902
Equinix Inc *	514	51,924
F5 Networks Inc *	881	97,130
FactSet Research Systems Inc	502	51,365
First Solar Inc *	646	85,446
Fiserv Inc *	1,245	77,974
FleetCor Technologies Inc *	167	4,950
FLIR Systems Inc	1,697	57,206
Fortinet Inc *	1,259	34,358
Freescale Semiconductor Holdings I Ltd * (Bermuda)	273	5,020
Gartner Inc ‘A’ *	1,023	41,217
Genpact Ltd * (Bermuda)	1,020	17,585
Global Payments Inc	880	44,880
Google Inc ‘A’ *	2,707	1,370,771
Harris Corp	377	16,988
Informatica Corp *	1,130	66,026
International Business Machines Corp	13,030	2,235,297
Intersil Corp ‘A’	645	8,288
Intuit Inc *	3,256	168,856
IPG Photonics Corp *	288	20,941
Jabil Circuit Inc	1,671	33,754
JDS Uniphase Corp *	2,383	39,701
Juniper Networks Inc *	5,737	180,716
KLA-Tencor Corp	1,418	57,401
Lam Research Corp *	1,347	59,645
Lender Processing Services Inc	978	20,450
Linear Technology Corp	2,428	80,173
LinkedIn Corp ‘A’ *	92	8,288
LSI Corp *	1,904	13,557
Mastercard Inc ‘A’	1,154	347,746
Maxim Integrated Products Inc	3,180	81,281
MEMC Electronic Materials Inc *	1,417	12,087
Microchip Technology Inc	2,063	78,208
MICROS Systems Inc *	867	43,099
Microsoft Corp	79,838	2,075,788
National Instruments Corp	1,009	29,957
National Semiconductor Corp	2,589	63,715
NCR Corp *	1,356	25,615
NetApp Inc *	3,959	208,956
NeuStar Inc ‘A’ *	765	20,043
Nuance Communications Inc *	2,533	54,384
NVIDIA Corp *	6,463	102,988
ON Semiconductor Corp *	4,877	51,062
Oracle Corp	41,324	1,359,973
Paychex Inc	3,233	99,318
PMC-Sierra Inc *	128	969
Polycom Inc *	944	60,699
QLogic Corp *	948	15,092
QUALCOMM Inc	17,962	1,020,062
Rackspace Hosting Inc *	1,132	48,382
Red Hat Inc *	2,081	95,518
Riverbed Technology Inc *	1,672	66,195
Rovi Corp *	1,206	69,176
SAIC Inc *	1,023	17,207
salesforce.com inc *	1,441	214,680
Silicon Laboratories Inc *	457	18,856
Skyworks Solutions Inc *	2,000	45,960
Solera Holdings Inc	755	44,666
Symantec Corp *	8,131	160,343
Synopsys Inc *	103	2,648
Teradata Corp *	1,821	109,624
Texas Instruments Inc	7,934	260,473
The Western Union Co	6,823	136,665
TIBCO Software Inc *	1,819	52,787
Trimble Navigation Ltd *	1,299	51,492
Varian Semiconductor Equipment Associates Inc *	799	49,091
VeriFone Systems Inc *	940	41,689
VeriSign Inc	1,822	60,964
Visa Inc ‘A’	1,823	153,606
VistaPrint NV * (Netherlands)	445	21,293
VMware Inc ‘A’ *	915	91,710
WebMD Health Corp *	638	29,080
Xilinx Inc	2,859	104,268
Zebra Technologies Corp ‘A’ *	573	24,163

		19,813,822

Materials - 5.6%

Air Products & Chemicals Inc	2,280	217,922
Airgas Inc	840	58,834
AK Steel Holding Corp	282	4,444

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-26

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Albemarle Corp	1,001	$69,269
Allegheny Technologies Inc	1,153	73,181
Allied Nevada Gold Corp *	937	33,142
Ball Corp	1,823	70,113
Carpenter Technology Corp	491	28,321
Celanese Corp ‘A’	1,690	90,094
CF Industries Holdings Inc	643	91,094
Cliffs Natural Resources Inc	1,461	135,069
Compass Minerals International Inc	355	30,555
Crown Holdings Inc *	1,684	65,373
E.I. du Pont de Nemours & Co	9,992	540,068
Eastman Chemical Co	770	78,594
Ecolab Inc	2,502	141,063
FMC Corp	781	67,182
Freeport-McMoRan Copper & Gold Inc	10,193	539,210
Huntsman Corp	386	7,276
International Flavors & Fragrances Inc	850	54,604
International Paper Co	1,004	29,939
Intrepid Potash Inc *	546	17,745
Kronos Worldwide Inc	223	7,013
LyondellBasell Industries NV ‘A’ (Netherlands)	243	9,360
Martin Marietta Materials Inc	234	18,713
Molycorp Inc *	589	35,964
Monsanto Co	5,767	418,338
Nalco Holding Co	1,350	37,543
Packaging Corp of America	967	27,066
PPG Industries Inc	1,702	154,525
Praxair Inc	3,264	353,785
Reliance Steel & Aluminum Co	123	6,107
Rock-Tenn Co ‘A’	761	50,485
Rockwood Holdings Inc *	682	37,708
Royal Gold Inc	571	33,443
Schnitzer Steel Industries Inc ‘A’	80	4,608
Sigma-Aldrich Corp	1,314	96,421
Silgan Holdings Inc	518	21,222
Solutia Inc *	1,283	29,317
Southern Copper Corp	1,801	59,199
Steel Dynamics Inc	1,672	27,170
Temple-Inland Inc	291	8,654
The Lubrizol Corp	692	92,915
The Mosaic Co	2,965	200,819
The Scotts Miracle-Gro Co ‘A’	428	21,961
The Sherwin-Williams Co	971	81,438
The Valspar Corp	148	5,337
Titanium Metals Corp	521	9,545
Walter Energy Inc	675	78,165
Westlake Chemical Corp	40	2,076
WR Grace & Co *	694	31,667

		4,403,656

Telecommunication Services - 1.1%

American Tower Corp ‘A’ *	4,268	223,344
Clearwire Corp ‘A’ *	1,638	6,192
Crown Castle International Corp *	3,130	127,673
MetroPCS Communications Inc *	3,042	52,353
NII Holdings Inc *	1,618	68,571
SBA Communications Corp ‘A’ *	1,202	45,904
tw telecom Inc *	1,396	28,660
Verizon Communications Inc	6,880	256,142
Windstream Corp	2,977	38,582

		847,421

Utilities - 0.1%

Aqua America Inc	141	3,099
ITC Holdings Corp	537	38,540
National Fuel Gas Co	125	9,100
ONEOK Inc	82	6,069

		56,808

Total Common Stocks
(Cost $62,436,050)		73,463,900

EXCHANGE-TRADED FUND - 0.9%

iShares Russell 1000 Growth Index Fund	12,327	750,468

Total Exchange-Traded Fund
(Cost $756,125)		750,468

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.5%

Repurchase Agreement - 6.5%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $5,093,926; collateralized by Federal Home Loan bank: 0.330% due 07/16/12 and value $5,200,000)	$5,093,925	5,093,925

Total Short-Term Investment
(Cost $5,093,925)		5,093,925

TOTAL INVESTMENTS - 101.2%
(Cost $68,286,100)		79,308,293

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(963,239)

NET ASSETS - 100.0%		$78,345,054

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	25.3%
Consumer Discretionary	13.2%
Industrials	12.6%
Consumer Staples	11.1%
Energy	10.9%
Health Care	10.2%
Short-Term Investment	6.5%
Materials	5.6%
Financials	3.7%
Telecommunication Services	1.1%
Exchange-Traded Fund	0.9%
Utilities	0.1%

101.2%
Other Assets & Liabilities, Net	(1.2%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, investments with a total aggregate value of $549,879 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
NASDAQ 100 E-Mini (09/11)	25	$1,126,369	$34,131
S&P 500 E-Mini (09/11)	40	2,556,683	74,317

Total Futures Contracts			$108,448

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-27

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$73,463,900	$73,463,900	$-	$-
	Exchange-Traded Fund	750,468	750,468	-	-
	Short-Term Investment	5,093,925	-	5,093,925	-
	Derivatives:
	Equity Contracts
	Futures	108,448	108,448	-	-

	Total	$79,416,741	$74,322,816	$5,093,925	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-28

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%

Consumer Discretionary - 8.6%

Aaron’s Inc	295	$8,337
Abercrombie & Fitch Co ‘A’	163	10,908
American Eagle Outfitters Inc	2,497	31,837
Autoliv Inc	1,125	88,256
AutoNation Inc *	277	10,141
Bally Technologies Inc *	50	2,034
Best Buy Co Inc	3,992	125,389
Big Lots Inc *	647	21,448
Brinker International Inc	47	1,150
Career Education Corp *	726	15,355
CarMax Inc *	2,378	78,640
Carnival Corp (Panama)	5,381	202,487
CBS Corp ‘B’	7,132	203,191
Chico’s FAS Inc	681	10,372
Choice Hotels International Inc	310	10,342
Clear Channel Outdoor Holdings Inc ‘A’ *	495	6,286
Comcast Corp ‘A’	19,635	497,551
D.R. Horton Inc	3,525	40,608
DeVry Inc	147	8,692
Dillard’s Inc ‘A’	442	23,046
DISH Network Corp ‘A’ *	638	19,567
DreamWorks Animation SKG Inc ‘A’ *	946	19,015
DSW Inc ‘A’ *	35	1,771
Education Management Corp *	446	10,677
Expedia Inc	1,012	29,338
Federal-Mogul Corp *	276	6,301
Foot Locker Inc	1,950	46,332
Ford Motor Co *	20,645	284,695
Fortune Brands Inc	1,945	124,033
GameStop Corp ‘A’ *	1,780	47,473
Gannett Co Inc	3,029	43,375
Garmin Ltd (Switzerland)	1,249	41,254
General Motors Co *	9,594	291,274
Genuine Parts Co	1,452	78,989
H&R Block Inc	1,590	25,504
Harman International Industries Inc	309	14,081
Hyatt Hotels Corp ‘A’ *	544	22,206
International Game Technology	1,865	32,787
J.C. Penney Co Inc	2,085	72,016
Jarden Corp	1,158	39,963
Johnson Controls Inc	6,396	266,457
Kohl’s Corp	563	28,156
Lamar Advertising Co ‘A’ *	544	14,889
Lear Corp	1,326	70,914
Leggett & Platt Inc	471	11,483
Lennar Corp ‘A’	2,023	36,717
Liberty Media Corp - Capital ‘A’ *	896	76,832
Liberty Media Corp - Interactive ‘A’ *	7,584	127,184
Liberty Media Corp - Starz ‘A’ *	645	48,530
Lowe’s Cos Inc	16,435	383,100
Macy’s Inc	4,706	137,603
Madison Square Garden Inc ‘A’ *	790	21,749
Mattel Inc	1,123	30,871
MGM Resorts International *	3,517	46,460
Mohawk Industries Inc *	718	43,073
Newell Rubbermaid Inc	3,671	57,928
News Corp ‘A’	28,979	512,928
NVR Inc *	74	53,686
Penn National Gaming Inc *	860	34,692
Phillips-Van Heusen Corp	643	42,097
PulteGroup Inc *	4,252	32,570
RadioShack Corp	1,390	18,501
Regal Entertainment Group ‘A’	592	7,311
Royal Caribbean Cruises Ltd * (Liberia)	752	28,305
Sally Beauty Holdings Inc *	117	2,001
Sears Holdings Corp *	484	34,577
Service Corp International	3,025	35,332
Signet Jewelers Ltd (NYSE) * (Bermuda)	1,078	50,461
Staples Inc	8,998	142,168
Target Corp	8,238	386,445
The Gap Inc	5,093	92,183
The Home Depot Inc	8,008	290,050
The Interpublic Group of Cos Inc	3,863	48,287
The McGraw-Hill Cos Inc	680	28,499
The Walt Disney Co	23,862	931,572
The Washington Post Co ‘B’	64	26,813
Thomson Reuters Corp (NYSE) (Canada)	2,506	94,125
Thor Industries Inc	520	14,997
Time Warner Inc	13,517	491,613
Toll Brothers Inc *	1,852	38,410
TRW Automotive Holdings Corp *	1,284	75,795
VF Corp	1,097	119,090
Visteon Corp *	613	41,935
Wendy’s/Arby’s Group Inc ‘A’	4,154	21,061
Whirlpool Corp	961	78,149
Williams-Sonoma Inc	654	23,864
WMS Industries Inc *	748	22,979
Wyndham Worldwide Corp	2,167	72,920

		7,942,083

Consumer Staples - 6.8%

Altria Group Inc	6,710	177,211
Archer-Daniels-Midland Co	8,051	242,738
BJ’s Wholesale Club Inc *	626	31,519
Brown-Forman Corp ‘B’	195	14,565
Bunge Ltd (Bermuda)	1,381	95,220
Campbell Soup Co	551	19,037
Church & Dwight Co Inc	771	31,256
Coca-Cola Enterprises Inc	958	27,954
Colgate-Palmolive Co	595	52,009
ConAgra Foods Inc	4,509	116,377
Constellation Brands Inc ‘A’ *	2,290	47,678
Corn Products International Inc	195	10,780
CVS Caremark Corp	17,117	643,257
Dean Foods Co *	2,342	28,736
Energizer Holdings Inc *	893	64,617
General Mills Inc	1,996	74,291
H.J. Heinz Co	1,691	90,097
Hormel Foods Corp	815	24,295
Kellogg Co	210	11,617
Kimberly-Clark Corp	608	40,468
Kraft Foods Inc ‘A’	20,860	734,898
Lorillard Inc	1,813	197,381
McCormick & Co Inc	528	26,173
Mead Johnson Nutrition Co	2,106	142,260
Molson Coors Brewing Co ‘B’	1,693	75,745
Philip Morris International Inc	2,132	142,354
Ralcorp Holdings Inc *	693	60,000
Reynolds American Inc	2,939	108,890
Safeway Inc	4,467	104,394
Sara Lee Corp	1,260	23,927
Smithfield Foods Inc *	2,097	45,861
SUPERVALU Inc	2,733	25,718
The Clorox Co	1,584	106,825
The Hershey Co	487	27,686
The J.M. Smucker Co	1,463	111,832
The Kroger Co	1,895	46,996
The Procter & Gamble Co	32,879	2,090,118
Tyson Foods Inc ‘A’	3,795	73,699
Wal-Mart Stores Inc	5,375	285,628
Walgreen Co	646	27,429

		6,301,536

Energy - 11.7%

Alpha Natural Resources Inc *	1,235	56,118
Anadarko Petroleum Corp	5,325	408,747

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-29

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Apache Corp	3,446	$425,202
Arch Coal Inc	1,854	49,428
Atwood Oceanics Inc *	514	22,683
Baker Hughes Inc	3,302	239,593
Cameron International Corp *	805	40,483
Chesapeake Energy Corp	8,300	246,427
Chevron Corp	23,932	2,461,167
Cimarex Energy Co	791	71,127
Cobalt International Energy Inc *	163	2,222
ConocoPhillips	17,845	1,341,766
Denbury Resources Inc *	863	17,260
Devon Energy Corp	5,339	420,767
Diamond Offshore Drilling Inc	456	32,107
El Paso Corp	596	12,039
Energen Corp	908	51,302
EQT Corp	1,029	54,043
EXCO Resources Inc	123	2,171
Exxon Mobil Corp	16,294	1,326,006
Forest Oil Corp *	330	8,814
Helmerich & Payne Inc	98	6,480
Hess Corp	3,829	286,256
Kinder Morgan Inc	713	20,484
Kosmos Energy Ltd (Bermuda) *	111	1,885
Marathon Oil Corp	8,989	473,540
McDermott International Inc * (Panama)	402	7,964
Murphy Oil Corp	2,067	135,719
Nabors Industries Ltd * (Bermuda)	3,624	89,295
National Oilwell Varco Inc	5,340	417,641
Newfield Exploration Co *	708	48,158
Noble Energy Inc	1,779	159,452
Occidental Petroleum Corp	7,306	760,116
Oil States International Inc *	111	8,870
Patterson-UTI Energy Inc	1,709	54,021
Petrohawk Energy Corp *	673	16,603
Pioneer Natural Resources Co	279	24,990
Plains Exploration & Production Co *	1,778	67,777
QEP Resources Inc	485	20,288
Quicksilver Resources Inc *	1,375	20,295
Rowan Cos Inc *	1,324	51,384
SEACOR Holdings Inc	279	27,889
SM Energy Co	161	11,830
Southern Union Co	1,572	63,116
Spectra Energy Corp	8,202	224,817
Sunoco Inc	1,527	63,691
Teekay Corp	511	15,780
Tesoro Corp *	1,816	41,605
The Williams Cos Inc	7,423	224,546
Tidewater Inc	609	32,770
Unit Corp *	523	31,866
Valero Energy Corp	7,196	184,002

		10,882,602

Financials - 25.2%

ACE Ltd (Switzerland)	4,259	280,327
Affiliated Managers Group Inc *	197	19,986
Aflac Inc	5,903	275,552
Alexandria Real Estate Equities Inc REIT	779	60,310
Alleghany Corp *	86	28,647
Allied World Assurance Co Holdings Ltd AG (Switzerland)	478	27,523
American Capital Agency Corp REIT	1,625	47,304
American Capital Ltd *	4,466	44,347
American Express Co	5,238	270,805
American Financial Group Inc	1,018	36,332
American International Group Inc *	5,577	163,518
American National Insurance Co	84	6,510
Ameriprise Financial Inc	3,057	176,328
Annaly Capital Management Inc REIT	10,263	185,144
Aon Corp	4,171	213,972
Apartment Investment & Management Co ‘A’ REIT	503	12,842
Arch Capital Group Ltd * (Bermuda)	1,681	53,658
Ares Capital Corp	2,580	41,461
Arthur J. Gallagher & Co	1,403	40,042
Aspen Insurance Holdings Ltd (Bermuda)	882	22,694
Associated Banc-Corp	2,208	30,691
Assurant Inc	1,203	43,633
Assured Guaranty Ltd (Bermuda)	2,330	38,002
AvalonBay Communities Inc REIT	1,101	141,368
AXIS Capital Holdings Ltd (Bermuda)	1,631	50,496
Bank of America Corp	127,925	1,402,058
Bank of Hawaii Corp	614	28,563
BankUnited Inc	387	10,271
BB&T Corp	8,790	235,924
Berkshire Hathaway Inc ‘B’ *	22,100	1,710,319
BlackRock Inc	585	112,209
BOK Financial Corp	311	17,033
Boston Properties Inc REIT	326	34,608
Brandywine Realty Trust REIT	1,762	20,422
BRE Properties Inc REIT	940	46,887
Brown & Brown Inc	1,480	37,977
Camden Property Trust REIT	252	16,032
Capital One Financial Corp	5,795	299,428
CapitalSource Inc	4,024	25,955
Capitol Federal Financial Inc	2,172	25,543
Chimera Investment Corp REIT	12,721	44,015
Cincinnati Financial Corp	1,844	53,808
CIT Group Inc *	2,530	111,978
Citigroup Inc	36,687	1,527,647
City National Corp	593	32,170
CME Group Inc ‘A’	846	246,685
CNA Financial Corp	325	9,441
Comerica Inc	2,229	77,057
Commerce Bancshares Inc	934	40,162
CommonWealth REIT	929	24,005
Corporate Office Properties Trust REIT	621	19,319
Cullen/Frost Bankers Inc	674	38,317
Developers Diversified Realty Corp REIT	2,690	37,929
Discover Financial Services	6,202	165,903
Douglas Emmett Inc REIT	1,584	31,506
Duke Realty Corp REIT	3,183	44,594
E*TRADE Financial Corp *	3,129	43,180
East West Bancorp Inc	1,879	37,975
Endurance Specialty Holdings Ltd (Bermuda)	530	21,905
Equity Residential REIT	3,447	206,820
Essex Property Trust Inc REIT	182	24,623
Everest Re Group Ltd (Bermuda)	572	46,761
Federal Realty Investment Trust REIT	195	16,610
Federated Investors Inc ‘B’	244	5,817
Fidelity National Financial Inc ‘A’	2,813	44,277
Fifth Third Bancorp	11,592	147,798
First Citizens BancShares Inc ‘A’	67	12,544
First Horizon National Corp	3,349	31,949
First Niagara Financial Group Inc	3,822	50,450
First Republic Bank *	943	30,440
Forest City Enterprises Inc ‘A’ *	1,712	31,963
Fulton Financial Corp	2,548	27,289
General Growth Properties Inc REIT	7,111	118,683
Genworth Financial Inc ‘A’ *	6,185	63,582
HCC Insurance Holdings Inc	1,433	45,139
HCP Inc REIT	5,124	188,000
Health Care REIT Inc	2,230	116,919
Hospitality Properties Trust REIT	1,561	37,854
Host Hotels & Resorts Inc REIT	8,658	146,753
Hudson City Bancorp Inc	5,364	43,931
Huntington Bancshares Inc	11,009	72,219
Interactive Brokers Group Inc ‘A’	447	6,996
Invesco Ltd (Bermuda)	5,830	136,422
Janus Capital Group Inc	2,433	22,968

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-30

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Jefferies Group Inc	1,720	$35,088
Jones Lang LaSalle Inc	111	10,467
JPMorgan Chase & Co	50,167	2,053,837
KeyCorp	11,994	99,910
Kimco Realty Corp REIT	5,133	95,679
Legg Mason Inc	1,845	60,442
Leucadia National Corp	2,492	84,977
Liberty Property Trust REIT	1,428	46,524
Lincoln National Corp	3,954	112,649
Loews Corp	3,998	168,276
LPL Investment Holdings Inc *	90	3,079
M&T Bank Corp	1,583	139,225
Mack-Cali Realty Corp REIT	1,101	36,267
Markel Corp *	123	48,808
Marsh & McLennan Cos Inc	6,922	215,897
Marshall & Ilsley Corp	6,688	53,303
MBIA Inc *	1,887	16,398
Mercury General Corp	337	13,308
MetLife Inc	10,367	454,800
Morgan Stanley	19,498	448,649
Nationwide Health Properties Inc REIT	1,618	67,001
New York Community Bancorp Inc	5,516	82,685
Northern Trust Corp	2,740	125,930
NYSE Euronext	2,299	78,787
Old Republic International Corp	3,273	38,458
PartnerRe Ltd (Bermuda)	851	58,591
People’s United Financial Inc	3,580	48,115
Piedmont Office Realty Trust Inc ‘A’ REIT	2,185	44,552
Plum Creek Timber Co Inc REIT	807	32,716
Popular Inc *	12,969	35,794
Principal Financial Group Inc	4,053	123,292
ProLogis Inc REIT	5,354	191,887
Protective Life Corp	1,065	24,633
Prudential Financial Inc	6,135	390,125
Public Storage REIT	107	12,199
Raymond James Financial Inc	1,257	40,413
Realty Income Corp REIT	1,599	53,550
Regency Centers Corp REIT	1,133	49,818
Regions Financial Corp	15,849	98,264
Reinsurance Group of America Inc	948	57,695
RenaissanceRe Holdings Ltd (Bermuda)	652	45,607
Senior Housing Properties Trust REIT	1,788	41,857
Simon Property Group Inc REIT	681	79,153
SL Green Realty Corp REIT	1,025	84,942
SLM Corp	6,654	111,854
StanCorp Financial Group Inc	583	24,597
State Street Corp	6,362	286,863
SunTrust Banks Inc	6,775	174,795
Synovus Financial Corp	8,925	18,564
Taubman Centers Inc REIT	704	41,677
TCF Financial Corp	2,032	28,042
TFS Financial Corp *	968	9,370
The Allstate Corp	6,600	201,498
The Bank of New York Mellon Corp	15,674	401,568
The Chubb Corp	3,692	231,156
The Goldman Sachs Group Inc	6,535	869,743
The Hanover Insurance Group Inc	589	22,211
The Hartford Financial Services Group Inc	5,618	148,147
The Howard Hughes Corp *	286	18,601
The Macerich Co REIT	1,044	55,854
The NASDAQ OMX Group Inc *	1,326	33,548
The PNC Financial Services Group Inc	6,643	395,989
The Progressive Corp	8,275	176,919
The St. Joe Co *	865	18,027
The Travelers Cos Inc	5,287	308,655
Torchmark Corp	943	60,484
Transatlantic Holdings Inc	789	38,669
U.S. Bancorp	24,321	620,429
UDR Inc REIT	2,212	54,305
Unitrin Inc	612	18,158
Unum Group	3,883	98,939
Validus Holdings Ltd (Bermuda)	861	26,648
Valley National Bancorp	2,166	29,479
Vornado Realty Trust REIT	2,069	192,789
W.R. Berkley Corp	1,424	46,195
Washington Federal Inc	1,435	23,577
Weingarten Realty Investors REIT	1,525	38,369
Wells Fargo & Co	57,752	1,620,521
Weyerhaeuser Co REIT	4,824	105,453
White Mountains Insurance Group Ltd (Bermuda)	87	36,554
XL Group PLC (Ireland)	3,917	86,096
Zions Bancorp	2,317	55,631

		23,452,745

Health Care - 11.6%

Abbott Laboratories	1,214	63,881
Aetna Inc	4,789	211,147
Alere Inc *	1,089	39,879
Allscripts Healthcare Solutions Inc *	421	8,176
AMERIGROUP Corp *	170	11,980
Amgen Inc *	11,737	684,854
Baxter International Inc	711	42,440
Bio-Rad Laboratories Inc ‘A’ *	254	30,317
Boston Scientific Corp *	19,282	133,239
Bristol-Myers Squibb Co	21,536	623,683
Brookdale Senior Living Inc *	189	4,583
Cardinal Health Inc	2,211	100,424
CareFusion Corp *	1,935	52,574
Cephalon Inc *	961	76,784
CIGNA Corp	3,414	175,582
Community Health Systems Inc *	1,221	31,355
Coventry Health Care Inc *	1,892	69,001
Covidien PLC (Ireland)	2,915	155,165
DENTSPLY International Inc	1,058	40,289
Eli Lilly & Co	8,632	323,959
Emdeon Inc ‘A’ *	295	3,870
Forest Laboratories Inc *	3,611	142,057
HCA Holdings Inc *	677	22,341
Health Net Inc *	1,133	36,358
Henry Schein Inc *	552	39,518
Hill-Rom Holdings Inc	55	2,532
Hologic Inc *	3,298	66,521
Hospira Inc *	356	20,171
Humana Inc	2,125	171,147
Johnson & Johnson	27,547	1,832,426
Kinetic Concepts Inc *	182	10,489
Life Technologies Corp *	2,059	107,212
LifePoint Hospitals Inc *	674	26,340
Medtronic Inc	1,866	71,897
Merck & Co Inc	38,967	1,375,145
Mylan Inc *	546	13,470
Omnicare Inc	1,434	45,730
Patterson Cos Inc	805	26,476
PerkinElmer Inc	1,434	38,589
Pfizer Inc	99,751	2,054,871
QIAGEN NV (XNGS) * (Netherlands)	2,946	56,033
Quest Diagnostics Inc	171	10,106
Teleflex Inc	516	31,507
Tenet Healthcare Corp *	5,896	36,791
The Cooper Cos Inc	423	33,519
Thermo Fisher Scientific Inc *	4,837	311,454
UnitedHealth Group Inc	13,677	705,460
VCA Antech Inc *	1,127	23,892
Vertex Pharmaceuticals Inc *	277	14,401
Warner Chilcott PLC ‘A’ (Ireland)	158	3,813
Watson Pharmaceuticals Inc *	100	6,873
WellPoint Inc	4,634	365,020
Zimmer Holdings Inc *	2,422	153,070

		10,738,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-31

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Industrials - 8.9%

3M Co	1,048	$99,403
Aecom Technology Corp *	835	22,829
AGCO Corp *	1,206	59,528
Air Lease Corp *	402	9,765
Alexander & Baldwin Inc	513	24,706
Alliant Techsystems Inc	403	28,746
AMR Corp *	2,306	12,452
Armstrong World Industries Inc	228	10,388
Avery Dennison Corp	1,248	48,210
BE Aerospace Inc *	86	3,510
Carlisle Cos Inc	714	35,150
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	539	20,967
Cintas Corp	1,571	51,890
CNH Global NV * (Netherlands)	309	11,943
Con-way Inc	646	25,071
Cooper Industries PLC (Ireland)	723	43,141
Copa Holdings SA ‘A’ (Panama)	98	6,541
Corrections Corp of America *	1,381	29,899
Covanta Holding Corp	1,461	24,092
Crane Co	622	30,733
Delta Air Lines Inc *	4,277	39,220
Dover Corp	519	35,188
Eaton Corp	2,673	137,526
Equifax Inc	1,449	50,309
FedEx Corp	3,753	355,972
Flowserve Corp	69	7,582
GATX Corp	608	22,569
General Cable Corp *	328	13,966
General Dynamics Corp	4,193	312,462
General Electric Co	133,893	2,525,222
Goodrich Corp	933	89,102
GrafTech International Ltd *	1,560	31,621
Harsco Corp	939	30,611
Hubbell Inc ‘B’	760	49,362
Huntington Ingalls Industries Inc *	631	21,770
IDEX Corp	124	5,685
Illinois Tool Works Inc	386	21,805
Ingersoll-Rand PLC (Ireland)	857	38,916
ITT Corp	2,323	136,894
Jacobs Engineering Group Inc *	1,599	69,157
Kansas City Southern *	350	20,766
KAR Auction Services Inc *	293	5,541
KBR Inc	1,812	68,294
Kennametal Inc	920	38,833
Kirby Corp *	205	11,617
L-3 Communications Holdings Inc	1,339	117,096
Lincoln Electric Holdings Inc	381	13,659
Lockheed Martin Corp	455	36,841
Manpower Inc	1,036	55,581
Navistar International Corp *	432	24,391
Nielsen Holdings NV * (Netherlands)	164	5,110
Norfolk Southern Corp	4,458	334,038
Northrop Grumman Corp	3,694	256,179
Oshkosh Corp *	1,165	33,715
Owens Corning *	1,573	58,752
Parker-Hannifin Corp	1,202	107,868
Pentair Inc	1,240	50,046
Pitney Bowes Inc	2,307	53,038
Quanta Services Inc *	2,742	55,388
Raytheon Co	4,495	224,076
Regal-Beloit Corp	495	33,051
Republic Services Inc	4,048	124,881
RR Donnelley & Sons Co	2,666	52,280
Ryder System Inc	655	37,237
Snap-on Inc	596	37,238
Southwest Airlines Co	8,230	93,987
Spirit AeroSystems Holdings Inc ‘A’ *	1,172	25,784
SPX Corp	463	38,272
Stanley Black & Decker Inc	2,121	152,818
Terex Corp *	1,387	39,460
Textron Inc	3,286	77,583
The Boeing Co	1,059	78,292
The Shaw Group Inc *	929	28,065
The Timken Co	183	9,223
Thomas & Betts Corp *	501	26,979
Towers Watson & Co ‘A’	579	38,046
Trinity Industries Inc	1,015	35,403
Tyco International Ltd (Switzerland)	5,919	292,576
Union Pacific Corp	5,182	541,001
United Continental Holdings Inc *	620	14,031
United Technologies Corp	614	54,345
URS Corp *	991	44,337
UTi Worldwide Inc (United Kingdom)	81	1,595
Verisk Analytics Inc ‘A’ *	214	7,409
Waste Connections Inc	198	6,283
Waste Management Inc	5,985	223,061
WESCO International Inc *	293	15,848

		8,293,817

Information Technology - 8.2%

Activision Blizzard Inc	5,337	62,336
Akamai Technologies Inc *	186	5,853
Amdocs Ltd * (United Kingdom)	2,341	71,143
AOL Inc *	1,369	27,188
Applied Materials Inc	15,588	202,800
Arrow Electronics Inc *	1,250	51,875
Atmel Corp *	422	5,938
Avnet Inc *	1,958	62,421
AVX Corp	646	9,845
Booz Allen Hamilton Holding Corp *	144	2,752
Broadridge Financial Solutions Inc	49	1,179
Brocade Communications Systems Inc *	5,971	38,573
CA Inc	4,840	110,546
Cisco Systems Inc	69,436	1,083,896
Computer Sciences Corp	1,956	74,250
Compuware Corp *	800	7,808
CoreLogic Inc *	1,235	20,637
Corning Inc	19,816	359,660
Cree Inc *	1,303	43,768
Dell Inc *	5,457	90,968
Diebold Inc	846	26,234
DST Systems Inc	393	20,750
eBay Inc *	6,603	213,079
EchoStar Corp ‘A’ *	500	18,215
Fairchild Semiconductor International Inc *	1,631	27,254
Fidelity National Information Services Inc	3,310	101,915
Fiserv Inc *	363	22,735
Freescale Semiconductor Holdings I Ltd * (Bermuda)	166	3,053
Genpact Ltd * (Bermuda)	311	5,362
Harris Corp	1,172	52,810
Hewlett-Packard Co	27,318	994,375
IAC/InterActiveCorp *	1,023	39,048
Ingram Micro Inc ‘A’ *	2,009	36,443
Intel Corp	66,936	1,483,302
International Rectifier Corp *	898	25,117
Intersil Corp ‘A’	864	11,102
Itron Inc *	527	25,380
Jabil Circuit Inc	452	9,130
KLA-Tencor Corp	487	19,714
Lexmark International Inc ‘A’ *	1,013	29,640
LSI Corp *	5,293	37,686
Marvell Technology Group Ltd * (Bermuda)	6,408	94,614
MEMC Electronic Materials Inc *	1,249	10,654
Micron Technology Inc *	10,938	81,816
Molex Inc	1,684	43,397
Monster Worldwide Inc *	1,687	24,731

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-32

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Motorola Mobility Holdings Inc *	3,312	$72,996
Motorola Solutions Inc *	3,796	174,768
National Semiconductor Corp	142	3,495
NCR Corp *	383	7,235
Novellus Systems Inc *	1,134	40,983
Paychex Inc	297	9,124
PMC-Sierra Inc *	2,682	20,303
QLogic Corp *	198	3,152
SAIC Inc *	2,477	41,663
SanDisk Corp *	3,007	124,791
Silicon Laboratories Inc *	51	2,104
SunPower Corp ‘A’ *	1,295	25,032
Synopsys Inc *	1,721	44,247
Tech Data Corp *	596	29,138
Tellabs Inc	4,708	21,704
Teradyne Inc *	2,367	35,032
Texas Instruments Inc	5,348	175,575
Total System Services Inc	2,048	38,052
Visa Inc ‘A’	4,469	376,558
Vishay Intertechnology Inc *	1,941	29,193
Western Digital Corp *	2,932	106,666
Xerox Corp	17,682	184,070
Yahoo! Inc *	16,444	247,318

		7,604,191

Materials - 2.7%

AK Steel Holding Corp	1,127	17,762
Alcoa Inc	13,424	212,905
Aptargroup Inc	847	44,332
Ashland Inc	998	64,491
Bemis Co Inc	1,314	44,387
Cabot Corp	833	33,212
CF Industries Holdings Inc	150	21,250
Commercial Metals Co	1,520	21,812
Cytec Industries Inc	624	35,687
Domtar Corp	516	48,875
Greif Inc ‘A’	480	31,214
Huntsman Corp	1,946	36,682
International Paper Co	4,347	129,628
LyondellBasell Industries NV ‘A’ (Netherlands)	3,682	141,831
Martin Marietta Materials Inc	314	25,111
MeadWestvaco Corp	2,164	72,083
Nalco Holding Co	170	4,728
Newmont Mining Corp	6,139	331,322
Nucor Corp	3,988	164,385
Owens-Illinois Inc *	2,067	53,349
Packaging Corp of America	150	4,198
Reliance Steel & Aluminum Co	808	40,117
Rockwood Holdings Inc *	40	2,212
RPM International Inc	1,658	38,167
Schnitzer Steel Industries Inc ‘A’	204	11,750
Sealed Air Corp	2,018	48,008
Sonoco Products Co	1,256	44,638
Steel Dynamics Inc	773	12,561
Temple-Inland Inc	1,008	29,978
The Dow Chemical Co	14,840	534,240
The Scotts Miracle-Gro Co ‘A’	64	3,284
The Valspar Corp	1,047	37,755
Titanium Metals Corp	454	8,317
United States Steel Corp	1,813	83,470
Vulcan Materials Co	1,628	62,727
Westlake Chemical Corp	181	9,394
WR Grace & Co *	76	3,468

		2,509,330

Telecommunication Services - 4.5%

AT&T Inc ‡	74,765	2,348,369
CenturyLink Inc	7,580	306,459
Clearwire Corp ‘A’ *	417	1,576
Frontier Communications Corp	12,554	101,311
Level 3 Communications Inc *	21,478	52,406
NII Holdings Inc *	280	11,866
Sprint Nextel Corp *	37,755	203,500
Telephone & Data Systems Inc	1,149	35,711
tw telecom Inc *	238	4,886
U.S. Cellular Corp *	181	8,764
Verizon Communications Inc	27,644	1,029,186
Windstream Corp	2,838	36,781

		4,140,815

Utilities - 6.4%

AGL Resources Inc	938	38,186
Alliant Energy Corp	1,399	56,883
Ameren Corp	3,042	87,731
American Electric Power Co Inc	6,081	229,132
American Water Works Co Inc	2,242	66,027
Aqua America Inc	1,555	34,179
Atmos Energy Corp	1,141	37,938
Calpine Corp *	4,425	71,375
CenterPoint Energy Inc	5,366	103,832
CMS Energy Corp	3,182	62,654
Consolidated Edison Inc	3,692	196,562
Constellation Energy Group Inc	2,349	89,168
Dominion Resources Inc	7,268	350,826
DPL Inc	1,474	44,456
DTE Energy Co	2,136	106,843
Duke Energy Corp	16,804	316,419
Edison International	4,111	159,301
Entergy Corp	2,246	153,357
Exelon Corp	8,361	358,185
FirstEnergy Corp	5,278	233,024
GenOn Energy Inc *	9,751	37,639
Great Plains Energy Inc	1,721	35,676
Hawaiian Electric Industries Inc	1,215	29,233
Integrys Energy Group Inc	969	50,233
MDU Resources Group Inc	2,380	53,550
National Fuel Gas Co	904	65,811
NextEra Energy Inc	5,326	306,032
NiSource Inc	3,525	71,381
Northeast Utilities	2,229	78,394
NRG Energy Inc *	3,071	75,485
NSTAR	1,285	59,084
NV Energy Inc	2,972	45,620
OGE Energy Corp	1,254	63,101
ONEOK Inc	1,251	92,587
Pepco Holdings Inc	2,793	54,827
PG&E Corp	5,022	211,075
Pinnacle West Capital Corp	1,374	61,253
PPL Corp	7,284	202,714
Progress Energy Inc	3,717	178,453
Public Service Enterprise Group Inc	6,385	208,406
Questar Corp	2,237	39,617
SCANA Corp	1,463	57,598
Sempra Energy	3,021	159,751
Southern Co	10,718	432,793
TECO Energy Inc	2,709	51,173
The AES Corp *	8,286	105,564
UGI Corp	1,381	44,040
Vectren Corp	1,043	29,058
Westar Energy Inc	1,422	38,266
Wisconsin Energy Corp	2,950	92,483
Xcel Energy Inc	6,109	148,449

		5,975,424

Total Common Stocks
(Cost $80,395,051)		87,840,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-33

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 1000 Value Index Fund	10,899	$744,184

Total Exchange-Traded Fund
(Cost $755,634)		744,184

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.0%

Repurchase Agreement - 7.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $6,493,427; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $6,625,000)	$6,493,425	6,493,425

Total Short-Term Investment
(Cost $6,493,425)		6,493,425

TOTAL INVESTMENTS - 102.4%
(Cost $87,644,110)		95,078,563

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(2,195,844)

NET ASSETS - 100.0%		$92,882,719

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.2%
Energy	11.7%
Health Care	11.6%
Industrials	8.9%
Consumer Discretionary	8.6%
Information Technology	8.2%
Short-Term Investment	7.0%
Consumer Staples	6.8%
Utilities	6.4%
Telecommunication Services	4.5%
Materials	2.7%
Exchange-Traded Fund	0.8%

102.4%
Other Assets & Liabilities, Net	(2.4%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, investments with a total aggregate value of $643,905 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (09/11)	56	$3,567,416	$115,984

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$87,840,954	$87,840,954	$-	$-
	Exchange-Traded Fund	744,184	744,184	-	-
	Short-Term Investment	6,493,425	-	6,493,425	-
	Derivatives:
	Equity Contracts
	Futures	115,984	115,984	-	-

	Total	$95,194,547	$88,701,122	$6,493,425	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-34

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.8%

Consumer Discretionary - 14.3%

1-800-FLOWERS.COM Inc ‘A’ *	107	$332
99 Cents Only Stores *	209	4,230
Aeropostale Inc *	3,342	58,485
AFC Enterprises Inc *	1,064	17,503
Ambassadors Group Inc	173	1,528
America’s Car-Mart Inc *	170	5,610
American Axle & Manufacturing Holdings Inc *	550	6,259
American Greetings Corp ‘A’	71	1,707
American Public Education Inc *	753	33,516
Amerigon Inc *	971	16,876
Ameristar Casinos Inc	1,372	32,530
ANN Inc *	2,153	56,193
Arbitron Inc	1,125	46,496
Archipelago Learning Inc *	371	3,658
Ascena Retail Group Inc *	2,590	88,189
Belo Corp ‘A’ *	1,052	7,922
Biglari Holdings Inc *	4	1,564
BJ’s Restaurants Inc *	981	51,365
Blue Nile Inc *	538	23,661
Body Central Corp *	445	10,471
Bravo Brio Restaurant Group Inc *	819	20,008
Bridgepoint Education Inc *	757	18,925
Brunswick Corp	3,686	75,194
Buffalo Wild Wings Inc *	749	49,666
California Pizza Kitchen Inc *	550	10,159
Capella Education Co *	665	27,830
Caribou Coffee Co Inc *	203	2,688
Carrols Restaurant Group Inc *	443	4,625
Carter’s Inc *	1,761	54,168
CEC Entertainment Inc	819	32,850
Cherokee Inc	243	4,170
Churchill Downs Inc	131	5,905
Cinemark Holdings Inc	3,490	72,278
Coinstar Inc *	1,290	70,357
Columbia Sportswear Co	350	22,190
Cooper Tire & Rubber Co	2,549	50,445
Core-Mark Holding Co Inc *	35	1,250
Cost Plus Inc *	464	4,640
Cracker Barrel Old Country Store Inc	895	44,132
Crocs Inc *	3,520	90,640
Crown Media Holdings Inc ‘A’ *	114	218
Dana Holding Corp *	5,658	103,541
Denny’s Corp *	2,747	10,658
Destination Maternity Corp	437	8,731
DineEquity Inc *	640	33,453
Domino’s Pizza Inc *	969	24,458
Dorman Products Inc *	466	18,444
Drew Industries Inc	303	7,490
Einstein Noah Restaurant Group Inc	178	2,665
Entravision Communications Corp ‘A’ *	915	1,693
Ethan Allen Interiors Inc	358	7,622
Exide Technologies *	854	6,525
Express Inc	2,282	49,748
G-III Apparel Group Ltd *	689	23,757
Geeknet Inc *	166	4,436
Genesco Inc *	91	4,741
Global Sources Ltd * (Bermuda)	410	3,768
Global Traffic Network Inc *	546	6,274
GNC Holdings Inc ‘A’ *	966	21,068
Gordmans Stores Inc *	195	3,391
Grand Canyon Education Inc *	1,261	17,881
hhgregg Inc *	49	657
Hibbett Sports Inc *	1,128	45,921
Hillenbrand Inc	2,591	61,277
HSN Inc *	1,653	54,417
interCLICK Inc *	774	6,161
Interval Leisure Group Inc *	1,697	23,232
iRobot Corp *	987	34,831
Jack in the Box Inc *	118	2,688
Jamba Inc *	3,107	6,649
Jos. A. Bank Clothiers Inc *	1,138	56,911
K12 Inc *	1,082	35,857
Kenneth Cole Productions Inc ‘A’ *	76	949
Knology Inc *	1,187	17,627
Krispy Kreme Doughnuts Inc *	2,439	23,195
Libbey Inc *	751	12,181
Life Time Fitness Inc *	1,583	63,178
Lions Gate Entertainment Corp * (Canada)	1,803	11,936
Liz Claiborne Inc *	204	1,091
Lumber Liquidators Holdings Inc *	964	24,486
Maidenform Brands Inc *	977	27,024
Marine Products Corp *	278	1,868
Matthews International Corp ‘A’	485	19,473
MDC Partners Inc ‘A’ (Canada)	1,074	19,396
Monro Muffler Brake Inc	1,268	47,284
Morgans Hotel Group Co *	365	2,624
National American University Holdings Inc	338	3,181
National CineMedia Inc	2,307	39,011
NutriSystem Inc	1,169	16,436
Overstock.com Inc *	545	8,295
Oxford Industries Inc	550	18,568
P.F. Chang’s China Bistro Inc	867	34,888
Papa John’s International Inc *	817	27,173
Peet’s Coffee & Tea Inc *	538	31,043
PetMed Express Inc	962	11,400
Pier 1 Imports Inc *	1,457	16,857
Pinnacle Entertainment Inc *	105	1,565
Pool Corp	1,993	59,411
Pre-Paid Legal Services Inc *	307	20,412
ReachLocal Inc *	375	7,811
Red Robin Gourmet Burgers Inc *	502	18,263
Rentrak Corp *	416	7,380
RG Barry Corp	66	744
Rue21 Inc *	589	19,143
Ruth’s Hospitality Group Inc *	260	1,459
Scientific Games Corp ‘A’ *	1,168	12,077
Select Comfort Corp *	2,012	36,176
Shuffle Master Inc *	1,892	17,700
Shutterfly Inc *	1,223	70,225
Sinclair Broadcast Group Inc ‘A’	190	2,086
Six Flags Entertainment Corp	1,715	64,227
Smith & Wesson Holding Corp *	795	2,385
Sonic Corp *	2,582	27,447
Sotheby’s	2,778	120,843
Steiner Leisure Ltd * (Bahamas)	633	28,915
Steven Madden Ltd *	1,559	58,478
Stoneridge Inc *	1,156	17,039
Strayer Education Inc	510	64,459
Sturm Ruger & Co Inc	789	17,319
Systemax Inc *	43	642
Tenneco Inc *	2,482	109,382
Texas Roadhouse Inc	2,431	42,628
The Buckle Inc	1,111	47,440
The Cato Corp ‘A’	1,163	33,494
The Cheesecake Factory Inc *	2,371	74,378
The Finish Line Inc ‘A’	608	13,011
The Men’s Wearhouse Inc	395	13,312
The Timberland Co ‘A’ *	1,201	51,607
The Warnaco Group Inc *	1,523	79,577
Tower International Inc *	314	5,555
Town Sports International Holdings Inc *	342	2,603
True Religion Apparel Inc *	1,081	31,435
U.S. Auto Parts Network Inc *	753	5,768
Universal Electronics Inc *	234	5,911
Universal Technical Institute Inc	933	18,445
Vail Resorts Inc	1,179	54,493

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-35

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Valassis Communications Inc *	2,034	$61,630
Valuevision Media Inc ‘A’ *	1,240	9,486
Vera Bradley Inc *	825	31,515
Vitamin Shoppe Inc *	1,020	46,675
Warner Music Group Corp *	773	6,354
Winmark Corp	98	4,246
Winnebago Industries Inc *	1,246	12,036
Wolverine World Wide Inc	2,043	85,295
World Wrestling Entertainment Inc ‘A’	952	9,073
Zumiez Inc *	890	22,223

		3,852,320

Consumer Staples - 3.7%

Alico Inc	86	2,203
Arden Group Inc ‘A’	35	3,221
B&G Foods Inc	1,145	23,610
Cal-Maine Foods Inc	46	1,470
Calavo Growers Inc	440	9,266
Casey’s General Stores Inc	1,565	68,860
Coca-Cola Bottling Co Consolidated	201	13,600
Craft Brewers Alliance Inc *	226	1,946
Darling International Inc *	4,811	85,155
Diamond Foods Inc	903	68,935
Dole Food Co Inc *	272	3,677
Elizabeth Arden Inc *	821	23,834
Heckmann Corp *	1,732	10,461
Inter Parfums Inc	625	14,394
J&J Snack Foods Corp	604	30,109
Lancaster Colony Corp	769	46,770
Lifeway Foods Inc *	137	1,532
Limoneira Co	289	6,528
Medifast Inc *	546	12,957
National Beverage Corp	512	7,501
Nature’s Sunshine Products Inc *	423	8,240
Nu Skin Enterprises Inc ‘A’	2,243	84,225
Oil-Dri Corp of America	57	1,221
Omega Protein Corp *	145	2,001
PriceSmart Inc	726	37,193
Primo Water Corp *	374	5,382
Rite Aid Corp *	1,093	1,454
Ruddick Corp	1,082	47,110
Schiff Nutrition International Inc	212	2,372
Smart Balance Inc *	1,045	5,413
Spectrum Brands Holdings Inc *	557	17,824
Star Scientific Inc *	3,938	17,721
Synutra International Inc *	673	6,609
The Boston Beer Co Inc ‘A’ *	343	30,733
The Female Health Co	584	2,920
The Fresh Market Inc *	1,157	44,753
The Hain Celestial Group Inc *	333	11,109
The Pantry Inc *	63	1,184
Tootsie Roll Industries Inc	916	26,802
TreeHouse Foods Inc *	858	46,855
United Natural Foods Inc *	1,996	85,169
USANA Health Sciences Inc *	275	8,602
Vector Group Ltd	1,313	23,358
WD-40 Co	699	27,289

		981,568

Energy - 8.4%

Abraxas Petroleum Corp *	3,127	11,976
Alon USA Energy Inc	340	3,832
Amyris Inc *	758	21,292
Apco Oil and Gas International Inc (Cayman)	371	32,251
Approach Resources Inc *	701	15,892
ATP Oil & Gas Corp *	1,869	28,614
Basic Energy Services Inc *	1,005	31,627
Berry Petroleum Co ‘A’	2,117	112,476
Bill Barrett Corp *	137	6,350
BPZ Resources Inc *	1,255	4,116
Cal Dive International Inc *	2,232	13,347
Callon Petroleum Co *	1,692	11,878
Carrizo Oil & Gas Inc *	1,609	67,176
Cheniere Energy Inc *	2,898	26,546
Clayton Williams Energy Inc *	229	13,751
Clean Energy Fuels Corp *	2,094	27,536
Cloud Peak Energy Inc *	485	10,330
Complete Production Services Inc *	3,250	108,420
Contango Oil & Gas Co *	499	29,162
Crosstex Energy Inc	1,583	18,838
CVR Energy Inc *	3,623	89,198
Dawson Geophysical Co *	86	2,937
Dril-Quip Inc *	1,417	96,115
Energy XXI Ltd * (Bermuda)	3,104	103,115
Evolution Petroleum Corp *	705	5,005
FX Energy Inc *	2,213	19,430
Geokinetics Inc *	409	3,223
Georesources Inc *	298	6,702
Gevo Inc *	223	3,508
Global Geophysical Services Inc *	687	12,229
GMX Resources Inc *	741	3,297
Golar LNG Ltd (Bermuda)	1,501	52,370
Goodrich Petroleum Corp *	1,093	20,122
Gulf Island Fabrication Inc	83	2,679
Gulfmark Offshore Inc ‘A’ *	162	7,159
Gulfport Energy Corp *	1,608	47,742
Hallador Energy Co	107	1,026
Houston American Energy Corp	664	12,038
Hyperdynamics Corp *	6,490	27,907
ION Geophysical Corp *	5,444	51,500
Isramco Inc *	50	3,304
Key Energy Services Inc *	4,668	84,024
Kodiak Oil & Gas Corp * (Canada)	7,415	42,785
Lufkin Industries Inc	1,251	107,649
Magnum Hunter Resources Corp *	4,638	31,353
Matrix Service Co *	122	1,632
McMoRan Exploration Co *	4,051	74,862
Mitcham Industries Inc *	207	3,581
Newpark Resources Inc *	167	1,515
Northern Oil & Gas Inc *	2,611	57,834
Oasis Petroleum Inc *	2,445	72,568
OYO Geospace Corp *	183	18,300
Panhandle Oil & Gas Inc ‘A’	273	8,051
Patriot Coal Corp *	3,516	78,266
PetroQuest Energy Inc *	638	4,479
Pioneer Drilling Co *	1,796	27,371
Rentech Inc *	9,943	10,540
Resolute Energy Corp *	1,928	31,156
Rex Energy Corp *	1,134	11,646
RigNet Inc *	224	3,808
Rosetta Resources Inc *	2,182	112,460
Solazyme Inc *	315	7,236
Stone Energy Corp *	2,020	61,388
Syntroleum Corp *	3,263	4,797
Targa Resources Corp	712	23,824
Tesco Corp * (Canada)	1,046	20,303
TETRA Technologies Inc *	294	3,743
Triangle Petroleum Corp *	791	5,110
Ur-Energy Inc * (Canada)	3,257	5,211
Uranerz Energy Corp *	2,458	7,423
Uranium Energy Corp *	2,718	8,317
Uranium Resources Inc *	3,564	5,952
Vaalco Energy Inc *	182	1,096
Venoco Inc *	354	4,510
Voyager Oil & Gas Inc *	1,288	3,825
W&T Offshore Inc	1,432	37,404
Warren Resources Inc *	354	1,349
Western Refining Inc *	2,051	37,062
Westmoreland Coal Co *	106	1,881
Willbros Group Inc *	299	2,553

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-36

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
World Fuel Services Corp	1,675	$60,183
Zion Oil & Gas Inc *	957	5,694

		2,258,757

Financials - 7.0%

Acadia Realty Trust REIT	415	8,437
Advance America Cash Advance Centers Inc	226	1,557
Alexander’s Inc REIT	84	33,348
American Assets Trust Inc REIT	1,318	29,589
American Campus Communities Inc REIT	1,238	43,974
AmTrust Financial Services Inc	118	2,688
Artio Global Investors Inc	1,178	13,311
Associated Estates Realty Corp REIT	97	1,576
Bank of the Ozarks Inc	98	5,102
Banner Corp	566	9,905
BGC Partners Inc ‘A’	3,231	24,976
Bridge Bancorp Inc	59	1,256
Cash America International Inc	410	23,727
CBL & Associates Properties Inc REIT	1,921	34,828
Cogdell Spencer Inc REIT	400	2,396
Cohen & Steers Inc	579	19,194
Crawford & Co ‘B’	999	7,063
Credit Acceptance Corp *	277	23,398
Diamond Hill Investment Group Inc	108	8,779
Dollar Financial Corp *	1,805	39,078
Duff & Phelps Corp ‘A’	1,331	17,077
DuPont Fabros Technology Inc REIT	949	23,915
EastGroup Properties Inc REIT	536	22,785
Encore Capital Group Inc *	678	20,828
Enterprise Financial Services Corp	149	2,016
Epoch Holding Corp	552	9,853
Equity Lifestyle Properties Inc REIT	718	44,832
Evercore Partners Inc ‘A’	825	27,489
Extra Space Storage Inc REIT	1,505	32,102
Ezcorp Inc ‘A’ *	1,930	68,660
FelCor Lodging Trust Inc REIT *	2,814	14,999
Financial Engines Inc *	1,590	41,213
First Cash Financial Services Inc *	1,291	54,209
First Financial Bankshares Inc	600	20,670
GAMCO Investors Inc ‘A’	201	9,304
Getty Realty Corp REIT	540	13,624
Gladstone Commercial Corp REIT	186	3,223
Glimcher Realty Trust REIT	3,677	34,931
Greenlight Capital Re Ltd ‘A’ * (Cayman)	244	6,415
Hallmark Financial Services Inc *	275	2,164
Hampton Roads Bankshares Inc *	373	3,693
HFF Inc ‘A’ *	1,234	18,621
Highwoods Properties Inc REIT	2,058	68,182
Home Properties Inc REIT	1,599	97,347
ICG Group Inc *	156	1,908
Imperial Holdings Inc *	569	5,781
Investors Bancorp Inc *	322	4,572
Investors Real Estate Trust REIT	630	5,456
Kilroy Realty Corp REIT	1,193	47,112
Ladenburg Thalmann Financial Services Inc *	3,773	5,207
LTC Properties Inc REIT	214	5,953
MarketAxess Holdings Inc	1,194	29,922
Mid-America Apartment Communities Inc REIT	1,500	101,205
National Health Investors Inc REIT	457	20,304
Netspend Holdings Inc *	1,126	11,260
Newcastle Investment Corp REIT	3,160	18,265
Omega Healthcare Investors Inc REIT	3,978	83,578
optionsXpress Holdings Inc	1,783	29,740
Portfolio Recovery Associates Inc *	706	59,862
Potlatch Corp REIT	910	32,096
PS Business Parks Inc REIT	146	8,045
Pzena Investment Management Inc ‘A’	251	1,426
S.Y. Bancorp Inc	49	1,139
Sabra Healthcare REIT Inc	261	4,361
Saul Centers Inc REIT	279	10,984
Signature Bank *	1,692	96,782
State Auto Financial Corp	122	2,126
Stifel Financial Corp *	882	31,629
Strategic Hotels & Resorts Inc REIT *	1,995	14,125
SVB Financial Group *	397	23,705
Tanger Factory Outlet Centers Inc REIT	3,315	88,743
Taylor Capital Group Inc *	246	2,007
Tejon Ranch Co *	604	20,596
Trustco Bank Corp NY	204	1,000
Universal Health Realty Income Trust REIT	187	7,476
Urstadt Biddle Properties Inc ‘A’ REIT	132	2,391
Virtus Investment Partners Inc *	218	13,233
Walker & Dunlop Inc *	411	5,466
Washington REIT	706	22,959
Westamerica Bancorp	550	27,087
Westfield Financial Inc	354	2,874
Westwood Holdings Group Inc	234	8,915
World Acceptance Corp *	653	42,817

		1,894,441

Health Care - 18.6%

Abaxis Inc *	946	25,778
ABIOMED Inc *	1,345	21,789
Accretive Health Inc *	1,658	47,734
Accuray Inc *	2,575	20,626
Achillion Pharmaceuticals Inc *	1,507	11,212
Acorda Therapeutics Inc *	1,635	52,827
Acura Pharmaceuticals Inc *	230	890
Aegerion Pharmaceuticals Inc *	297	4,678
Affymax Inc *	671	4,610
Air Methods Corp *	464	34,679
Akorn Inc *	2,405	16,835
Align Technology Inc *	2,525	57,570
Alimera Sciences Inc *	534	4,352
Alkermes Inc *	3,942	73,321
Alliance HealthCare Services Inc *	832	3,162
Allos Therapeutics Inc *	3,198	6,844
Alnylam Pharmaceuticals Inc *	1,459	13,671
AMAG Pharmaceuticals Inc *	89	1,673
Amicus Therapeutics Inc *	583	3,463
AMN Healthcare Services Inc *	689	5,732
Ampio Pharmaceuticals Inc *	746	5,811
Anacor Pharmaceuticals Inc *	362	2,339
Analogic Corp	367	19,301
Antares Pharma Inc *	3,730	8,243
Anthera Pharmaceuticals Inc *	642	5,245
Ardea Biosciences Inc *	720	18,331
Arena Pharmaceuticals Inc *	496	675
ARIAD Pharmaceuticals Inc *	5,472	61,998
ArQule Inc *	2,348	14,675
Array BioPharma Inc *	699	1,566
ArthroCare Corp *	1,136	38,022
athenahealth Inc *	1,442	59,266
AtriCure Inc *	523	6,747
Atrion Corp	64	12,659
Auxilium Pharmaceuticals Inc *	2,002	39,239
AVANIR Pharmaceuticals Inc ‘A’ *	4,765	16,010
AVEO Pharmaceuticals Inc *	1,119	23,063
AVI BioPharma Inc *	4,950	7,078
Bacterin International Holdings Inc *	837	2,377
BG Medicine Inc *	278	2,213
Bio-Reference Labs Inc *	1,015	21,213
BioCryst Pharmaceuticals Inc *	1,475	5,635
Biolase Technology Inc *	344	1,768
BioMimetic Therapeutics Inc *	271	1,388
Biosante Pharmaceuticals Inc *	4,186	11,511
BioScrip Inc *	1,232	7,996
BioSpecifics Technologies Corp *	199	4,458
Biotime Inc *	847	4,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-37

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Cadence Pharmaceuticals Inc *	1,501	$13,809
Caliper Life Sciences Inc *	2,047	16,601
Capital Senior Living Corp *	342	3,177
CardioNet Inc *	170	903
Cardiovascular Systems Inc *	504	7,338
Cell Therapeutics Inc *	5,558	8,754
Celldex Therapeutics Inc *	286	1,015
Centene Corp *	1,286	45,692
Cepheid Inc *	2,548	88,263
Cerus Corp *	1,781	5,343
Chelsea Therapeutics International Ltd *	2,129	10,858
Chemed Corp	871	57,068
Chindex International Inc *	165	2,247
Cleveland Biolabs Inc *	909	3,100
Codexis Inc *	932	8,975
Columbia Laboratories Inc *	2,225	6,875
Complete Genomics Inc *	376	5,745
Computer Programs & Systems Inc	460	29,201
Conceptus Inc *	1,248	14,564
Continucare Corp *	1,080	6,674
Corcept Therapeutics Inc *	1,558	6,216
Corvel Corp *	241	11,303
Cubist Pharmaceuticals Inc *	2,465	88,715
Curis Inc *	2,033	7,278
Cyberonics Inc *	1,179	32,953
Cytori Therapeutics Inc *	1,349	6,462
Delcath Systems Inc *	1,595	8,230
Depomed Inc *	2,311	18,904
DexCom Inc *	2,809	40,702
DURECT Corp *	3,009	6,108
Dusa Pharmaceuticals Inc *	920	5,722
Dyax Corp *	3,539	7,007
Dynavax Technologies Corp *	5,164	14,201
DynaVox Inc ‘A’ *	289	2,196
Emergent BioSolutions Inc *	1,014	22,866
Emeritus Corp *	1,279	27,179
Endocyte Inc *	595	8,520
Endologix Inc *	1,906	17,726
Enzo Biochem Inc *	163	693
Enzon Pharmaceuticals Inc *	111	1,116
ePocrates Inc *	218	4,020
eResearchTechnology Inc *	969	6,173
Exact Sciences Corp *	1,365	11,739
Exactech Inc *	269	4,845
ExamWorks Group Inc *	1,125	28,564
Exelixis Inc *	5,308	47,560
Fluidigm Corp *	235	3,941
Genomic Health Inc *	719	20,067
Geron Corp *	1,107	4,439
GTx Inc *	688	3,296
Haemonetics Corp *	1,052	67,717
Halozyme Therapeutics Inc *	3,493	24,137
Hanger Orthopedic Group Inc *	745	18,230
Hansen Medical Inc *	1,651	5,630
HealthSpring Inc *	1,494	68,888
HealthStream Inc *	576	7,644
HeartWare International Inc *	496	36,744
Hi-Tech Pharmacal Co Inc *	123	3,558
HMS Holdings Corp *	1,154	88,708
ICU Medical Inc *	102	4,457
Idenix Pharmaceuticals Inc *	586	2,930
Immucor Inc *	2,357	48,130
ImmunoGen Inc *	2,263	27,586
Immunomedics Inc *	2,953	12,019
Impax Laboratories Inc *	2,448	53,342
Incyte Corp Ltd *	3,663	69,377
Infinity Pharmaceuticals Inc *	729	6,022
Inhibitex Inc *	1,686	6,609
Insulet Corp *	1,920	42,566
Integra LifeSciences Holdings Corp *	861	41,164
InterMune Inc *	933	33,448
Invacare Corp	50	1,660
IPC The Hospitalist Co Inc *	674	31,240
IRIS International Inc *	547	5,465
Ironwood Pharmaceuticals Inc ‘A’ *	2,124	33,389
Isis Pharmaceuticals Inc *	4,206	38,527
ISTA Pharmaceuticals Inc *	973	7,439
Jazz Pharmaceuticals Inc *	911	30,382
Kensey Nash Corp *	322	8,124
Keryx Biopharmaceuticals Inc *	2,981	14,100
KV Pharmaceutical Co ‘A’ *	1,279	3,479
Landauer Inc	399	24,574
Lannett Co Inc *	373	1,858
Lexicon Pharmaceuticals Inc *	1,845	3,247
LHC Group Inc *	36	830
Ligand Pharmaceuticals Inc ‘B’ *	818	9,775
Luminex Corp *	1,591	33,252
MAKO Surgical Corp *	1,326	39,422
MannKind Corp *	3,407	12,947
MAP Pharmaceuticals Inc *	952	15,203
Masimo Corp	2,170	64,406
MedAssets Inc *	1,684	22,498
Medical Action Industries Inc *	279	2,274
Medicis Pharmaceutical Corp ‘A’	2,088	79,699
Medidata Solutions Inc *	882	21,053
Medivation Inc *	1,302	27,902
MedQuist Holdings Inc *	1,365	17,636
Medtox Scientific Inc	299	5,224
Merge Healthcare Inc *	1,964	10,213
Meridian Bioscience Inc	1,708	41,180
Merit Medical Systems Inc *	1,513	27,189
Metabolix Inc *	929	6,633
Metropolitan Health Networks Inc *	1,811	8,675
Micromet Inc *	1,779	10,211
Molina Healthcare Inc *	721	19,554
Momenta Pharmaceuticals Inc *	1,920	37,363
MWI Veterinary Supply Inc *	515	41,597
Nabi Biopharmaceuticals *	1,724	9,275
National Research Corp	47	1,717
Natus Medical Inc *	568	8,605
Nektar Therapeutics *	3,072	22,333
Neogen Corp *	954	43,130
Neoprobe Corp *	3,882	12,888
Neostem Inc *	1,354	2,004
Neurocrine Biosciences Inc *	1,349	10,859
Novavax Inc *	2,959	5,977
NPS Pharmaceuticals Inc *	3,593	33,954
NuVasive Inc *	1,651	54,285
NxStage Medical Inc *	1,860	38,725
Nymox Pharmaceutical Corp * (Canada)	589	4,918
Obagi Medical Products Inc *	767	7,233
Omnicell Inc *	608	9,479
OncoGenex Pharmaceutical Inc *	365	6,216
Oncothyreon Inc *	1,127	10,357
Onyx Pharmaceuticals Inc *	2,611	92,168
Opko Health Inc *	4,673	17,243
Optimer Pharmaceuticals Inc *	1,974	23,471
OraSure Technologies Inc *	1,805	15,397
Orexigen Therapeutics Inc *	1,051	1,671
Orthofix International NV * (Netherlands)	763	32,405
Osiris Therapeutics Inc *	763	5,906
Owens & Minor Inc	2,146	74,016
Pacific Biosciences of California Inc *	258	3,019
Pacira Pharmaceuticals Inc *	182	2,184
Pain Therapeutics Inc *	1,390	5,379
Par Pharmaceutical Cos Inc *	1,038	34,233
PAREXEL International Corp *	2,204	51,926
PDL BioPharma Inc	4,759	27,935
Peregrine Pharmaceuticals Inc *	2,243	4,172
Pernix Therapeutics Holdings *	206	1,753

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-38

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Pharmacyclics Inc *	1,984	$20,713
PharmAthene Inc *	1,355	3,984
POZEN Inc *	1,333	5,599
Progenics Pharmaceuticals Inc *	834	5,988
PSS World Medical Inc *	2,287	64,059
Quality Systems Inc	793	69,229
Questcor Pharmaceuticals Inc *	2,170	52,297
Quidel Corp *	1,212	18,362
RadNet Inc *	1,160	5,104
Raptor Pharmaceutical Corp *	1,237	7,657
Rigel Pharmaceuticals Inc *	2,216	20,321
Rockwell Medical Technologies Inc *	603	7,743
Rural/Metro Corp *	805	13,878
Sagent Pharmaceuticals Inc *	251	6,772
Salix Pharmaceuticals Ltd *	2,407	95,871
Sangamo Biosciences Inc *	2,261	13,317
Santarus Inc *	2,526	8,513
Savient Pharmaceuticals Inc *	2,220	16,628
SciClone Pharmaceuticals Inc *	1,308	7,900
Seattle Genetics Inc *	3,991	81,895
Select Medical Holdings Corp *	391	3,468
Sequenom Inc *	2,882	21,759
SIGA Technologies Inc *	1,437	13,996
SonoSite Inc *	548	19,273
Spectranetics Corp *	1,573	9,784
Spectrum Pharmaceuticals Inc *	2,186	20,253
Staar Surgical Co *	1,235	6,546
Stereotaxis Inc *	1,811	6,357
STERIS Corp	2,433	85,106
Sucampo Pharmaceuticals Inc ‘A’ *	493	2,021
Sunesis Pharmaceuticals Inc *	1,034	2,161
Sunrise Senior Living Inc *	1,851	17,640
Symmetry Medical Inc *	346	3,104
Synergetics USA Inc *	831	4,579
Synovis Life Technologies Inc *	460	8,013
Synta Pharmaceuticals Corp *	809	4,069
Targacept Inc *	1,155	24,336
Team Health Holdings Inc *	1,104	24,851
The Ensign Group Inc	680	20,665
The Medicines Co *	1,280	21,133
The Providence Service Corp *	113	1,429
Theravance Inc *	2,390	53,082
Tornier NV * (Netherlands)	470	12,666
Transcend Services Inc *	393	11,550
Transcept Pharmaceuticals Inc *	112	1,226
Trius Therapeutics Inc *	268	2,123
U.S. Physical Therapy Inc	450	11,128
Unilife Corp *	2,167	11,225
Uroplasty Inc *	676	5,070
Vanda Pharmaceuticals Inc *	1,184	8,454
Vascular Solutions Inc *	706	8,754
Vical Inc *	2,435	10,032
Vivus Inc *	3,444	28,034
Volcano Corp *	2,156	69,617
WellCare Health Plans Inc *	1,748	89,865
West Pharmaceutical Services Inc	758	33,170
XenoPort Inc *	1,126	8,017
Young Innovations Inc	58	1,654
Zalicus Inc *	2,241	5,334
ZIOPHARM Oncology Inc *	2,359	14,437
Zogenix Inc *	488	1,957
Zoll Medical Corp *	900	50,994

		5,006,282

Industrials - 15.0%

3D Systems Corp *	1,736	34,217
A123 Systems Inc *	598	3,181
AAON Inc	803	17,538
AAR Corp	382	10,348
ABM Industries Inc	577	13,467
Acacia Research Corp *	1,763	64,684
Accuride Corp *	165	2,084
Active Power Inc *	3,025	7,411
Actuant Corp ‘A’	415	11,134
Acuity Brands Inc	1,773	98,898
Aerovironment Inc *	715	25,275
Aircastle Ltd (Bermuda)	238	3,027
Alaska Air Group Inc *	74	5,066
Albany International Corp ‘A’	250	6,598
Allegiant Travel Co *	615	30,443
Altra Holdings Inc *	1,114	26,725
Ameresco Inc ‘A’ *	678	9,614
American Reprographics Co *	149	1,053
American Science & Engineering Inc	376	30,080
APAC Customer Services Inc *	986	5,255
Applied Industrial Technologies Inc	1,749	62,282
Astronics Corp *	387	11,920
AT Cross Co ‘A’ *	329	3,747
Avis Budget Group Inc *	4,342	74,205
AZZ Inc	525	24,045
Badger Meter Inc	537	19,864
Beacon Roofing Supply Inc *	1,925	43,929
Belden Inc	1,686	58,774
Blount International Inc *	2,015	35,202
Brady Corp ‘A’	155	4,969
Broadwind Energy Inc *	654	948
CAI International Inc *	438	9,049
Capstone Turbine Corp *	9,936	15,202
Casella Waste Systems Inc ‘A’ *	782	4,770
Celadon Group Inc *	589	8,222
Cenveo Inc *	1,117	7,149
Chart Industries Inc *	1,209	65,262
CIRCOR International Inc	459	19,659
CLARCOR Inc	1,964	92,858
Clean Harbors Inc *	958	98,913
Coleman Cable Inc *	388	5,700
Colfax Corp *	1,028	25,494
Columbus McKinnon Corp *	576	10,345
Commercial Vehicle Group Inc *	1,246	17,681
Consolidated Graphics Inc *	384	21,101
CoStar Group Inc *	1,046	62,007
CRA International Inc *	59	1,598
Cubic Corp	281	14,328
Deluxe Corp	2,125	52,509
DigitalGlobe Inc *	1,477	37,531
Dollar Thrifty Automotive Group Inc *	1,189	87,677
Douglas Dynamics Inc	389	6,142
DXP Enterprises Inc *	383	9,709
Dycom Industries Inc *	228	3,726
Dynamic Materials Corp	509	11,412
EnergySolutions Inc	689	3,404
EnerNOC Inc *	273	4,297
EnerSys *	618	21,272
EnPro Industries Inc *	374	17,978
ESCO Technologies Inc	257	9,458
Exponent Inc *	588	25,584
Federal Signal Corp	317	2,080
Flow International Corp *	1,575	5,607
Force Protection Inc *	1,066	5,293
Forward Air Corp	1,222	41,291
Franklin Electric Co Inc	901	42,302
Fuel Tech Inc *	654	4,336
FuelCell Energy Inc *	5,256	6,885
Furmanite Corp *	1,639	13,014
GenCorp Inc *	1,634	10,490
Generac Holdings Inc *	378	7,333
Genesee & Wyoming Inc ‘A’ *	1,627	95,407
GeoEye Inc *	52	1,945
Global Power Equipment Group Inc *	302	8,009
GP Strategies Corp *	138	1,885

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-39

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Graham Corp	350	$7,140
H&E Equipment Services Inc *	499	6,981
Healthcare Services Group Inc	2,754	44,753
Heartland Express Inc	2,072	34,312
HEICO Corp	1,723	94,317
Heidrick & Struggles International Inc	44	996
Heritage-Crystal Clean Inc *	178	3,414
Herman Miller Inc	2,367	64,430
Hexcel Corp *	3,421	74,886
Higher One Holdings Inc *	1,298	24,558
HNI Corp	1,878	47,175
Houston Wire & Cable Co	784	12,191
Hub Group Inc ‘A’ *	1,522	57,319
Huron Consulting Group Inc *	882	26,645
ICF International Inc *	251	6,370
II-VI Inc *	2,126	54,426
InnerWorkings Inc *	991	8,265
Insperity Inc	975	28,870
Interface Inc ‘A’	2,176	42,149
Interline Brands Inc *	73	1,341
Intersections Inc	347	6,315
John Bean Technologies Corp	1,137	21,967
Kadant Inc *	161	5,073
Kaman Corp	613	21,743
Kforce Inc *	1,196	15,644
Knight Transportation Inc	2,520	42,815
Knoll Inc	1,984	39,819
Korn/Ferry International *	75	1,649
Lindsay Corp	522	35,914
LMI Aerospace Inc *	176	4,300
Marten Transport Ltd	77	1,663
MasTec Inc *	2,338	46,105
McGrath RentCorp	390	10,951
Meritor Inc *	2,637	42,297
Metalico Inc *	906	5,345
Mine Safety Appliances Co	1,131	42,232
Mistras Group Inc *	562	9,104
Mobile Mini Inc *	360	7,628
Moog Inc ‘A’ *	165	7,181
Mueller Industries Inc	229	8,681
MYR Group Inc *	807	18,884
National Presto Industries Inc	201	20,399
NN Inc *	638	9,544
Odyssey Marine Exploration Inc *	681	2,132
Old Dominion Freight Line Inc *	1,942	72,437
Omega Flex Inc *	77	1,080
On Assignment Inc *	209	2,054
Orbital Sciences Corp *	983	16,564
Pacer International Inc *	184	868
Park-Ohio Holdings Corp *	386	8,160
PMFG Inc *	772	15,324
PowerSecure International Inc *	125	903
Primoris Services Corp	886	11,429
Quad/Graphics Inc	92	3,575
Quality Distribution Inc *	175	2,279
Raven Industries Inc	751	41,838
RBC Bearings Inc *	727	27,452
Roadrunner Transportation Systems Inc *	37	558
Rollins Inc	2,599	52,968
RPX Corp *	358	10,035
Satcon Technology Corp *	3,719	8,888
Sauer-Danfoss Inc *	491	24,741
SFN Group Inc *	207	1,882
Standard Parking Corp *	597	9,534
Standex International Corp	65	1,994
Steelcase Inc ‘A’	446	5,080
Sun Hydraulics Corp	556	26,577
Swift Transportation Co *	879	11,910
Swisher Hygiene Inc *	3,573	20,116
SYKES Enterprises Inc *	230	4,952
TAL International Group Inc	830	28,660
Taser International Inc *	2,724	12,394
Team Inc *	831	20,052
Teledyne Technologies Inc *	426	21,453
Tennant Co	803	32,064
Tetra Tech Inc *	480	10,800
Textainer Group Holdings Ltd (Bermuda)	443	13,618
The Advisory Board Co *	659	38,143
The Brink’s Co	1,682	50,174
The Corporate Executive Board Co	1,432	62,507
The Gorman-Rupp Co	644	21,213
The Middleby Corp *	771	72,505
Thermon Group Holdings Inc *	381	4,572
Titan International Inc	1,733	42,043
Titan Machinery Inc *	194	5,583
TMS International Corp ‘A’ *	200	2,610
TRC Cos Inc *	666	4,163
Trex Co Inc *	667	16,328
Trimas Corp *	1,069	26,458
Triumph Group Inc	82	8,166
TrueBlue Inc *	1,254	18,158
Twin Disc Inc	375	14,486
United Rentals Inc *	784	19,914
United Stationers Inc	94	3,330
US Ecology Inc	658	11,252
USG Corp *	2,168	31,089
Valence Technology Inc *	1,681	1,984
Viad Corp	100	2,229
Vicor Corp	791	12,790
Wabash National Corp *	2,845	26,658
Watsco Inc	1,157	78,664
Watts Water Technologies Inc ‘A’	89	3,151
Werner Enterprises Inc	288	7,214
Woodward Inc	2,531	88,231
Xerium Technologies Inc *	420	7,791
Zipcar Inc *	299	6,103

		4,039,568

Information Technology - 23.9%

ACI Worldwide Inc *	1,377	46,501
Actuate Corp *	1,468	8,588
ADTRAN Inc	2,652	102,659
Advanced Analogic Technologies Inc *	291	1,762
Advent Software Inc *	1,351	38,058
Aeroflex Holding Corp *	860	15,609
American Software Inc ‘A’	968	8,044
Amtech Systems Inc *	338	6,976
Anaren Inc *	112	2,380
Ancestry.com Inc *	1,300	53,807
Anixter International Inc	613	40,053
Applied Micro Circuits Corp *	2,277	20,174
Aruba Networks Inc *	3,518	103,957
Aspen Technology Inc *	3,507	60,250
ATMI Inc *	62	1,267
AXT Inc *	623	5,283
Blackbaud Inc	1,844	51,116
Blackboard Inc *	1,329	57,665
Blue Coat Systems Inc *	710	15,521
Bottomline Technologies Inc *	1,414	34,940
Brightpoint Inc *	1,124	9,116
BroadSoft Inc *	929	35,423
Cabot Microelectronics Corp *	222	10,316
CACI International Inc ‘A’ *	79	4,983
Calix Inc *	1,559	32,458
Callidus Software Inc *	1,134	6,634
Cardtronics Inc *	1,785	41,858
Cass Information Systems Inc	368	13,896
Cavium Inc *	1,992	86,831
Ceva Inc *	948	28,876
Cirrus Logic Inc *	2,716	43,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-40

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Cognex Corp	1,398	$49,531
Coherent Inc *	738	40,789
CommVault Systems Inc *	1,811	80,499
Computer Task Group Inc *	441	5,808
comScore Inc *	1,331	34,473
Concur Technologies Inc *	1,836	91,929
Constant Contact Inc *	1,230	31,217
Convio Inc *	461	4,983
Cornerstone OnDemand Inc *	426	7,519
CSG Systems International Inc *	662	12,234
Cymer Inc *	331	16,388
Daktronics Inc	197	2,126
DDi Corp	217	2,070
DealerTrack Holdings Inc *	1,481	33,989
Deltek Inc *	1,040	7,790
Demand Media Inc *	322	4,363
DemandTec Inc *	1,388	12,631
DG FastChannel Inc *	879	28,172
Dialogic Inc *	586	2,637
Dice Holdings Inc *	2,022	27,337
Digi International Inc *	122	1,586
Digimarc Corp *	286	10,019
Digital River Inc *	214	6,882
Diodes Inc *	1,457	38,028
Dot Hill Systems Corp *	725	2,059
DTS Inc *	723	29,318
Ebix Inc *	883	16,821
Echelon Corp *	1,530	13,908
Echo Global Logistics Inc *	477	8,467
Electro Rent Corp	299	5,119
Electro Scientific Industries Inc *	79	1,525
Electronics for Imaging Inc *	127	2,187
Ellie Mae Inc *	378	2,170
eMagin Corp *	651	3,952
Entegris Inc *	1,846	18,682
Entropic Communications Inc *	3,550	31,560
Envestnet Inc *	724	10,751
EPIQ Systems Inc	143	2,033
Exar Corp *	161	1,019
ExlService Holdings Inc *	638	14,738
Extreme Networks Inc *	1,326	4,296
Fabrinet * (Cayman)	853	20,711
Fair Isaac Corp	965	29,143
FalconStor Software Inc *	1,164	5,215
FARO Technologies Inc *	679	29,740
FEI Co *	1,475	56,330
Finisar Corp *	3,704	66,783
Forrester Research Inc	633	20,864
Globecomm Systems Inc *	597	9,289
Glu Mobile Inc *	1,583	8,342
GT Solar International Inc *	5,171	83,770
Guidance Software Inc *	642	5,232
Harmonic Inc *	1,110	8,025
Heartland Payment Systems Inc	1,617	33,310
Hittite Microwave Corp *	1,279	79,183
Hypercom Corp *	2,301	22,619
iGate Corp	1,294	21,118
Immersion Corp *	1,056	9,008
Infinera Corp *	251	1,734
InfoSpace Inc *	129	1,177
Inphi Corp *	893	15,538
Integrated Device Technology Inc *	3,938	30,953
Interactive Intelligence Inc *	559	19,593
InterDigital Inc	1,863	76,104
Internap Network Services Corp *	1,972	14,494
IntraLinks Holdings Inc *	1,335	23,069
Ixia *	1,625	20,800
IXYS Corp *	676	10,127
j2 Global Communications Inc *	1,901	53,665
Jack Henry & Associates Inc	3,546	106,415
JDA Software Group Inc *	345	10,657
Kemet Corp *	146	2,086
Kenexa Corp *	1,106	26,522
Keynote Systems Inc	525	11,356
Kopin Corp *	1,126	5,303
KVH Industries Inc *	40	425
L-1 Identity Solutions Inc *	753	8,848
Lattice Semiconductor Corp *	1,370	8,932
Lawson Software Inc *	6,764	75,892
LeCroy Corp *	615	7,405
Limelight Networks Inc *	2,170	9,895
Lionbridge Technologies Inc *	2,628	8,357
Liquidity Services Inc *	802	18,935
Littelfuse Inc	823	48,327
LivePerson Inc *	2,198	31,080
LogMeIn Inc *	839	32,360
LoopNet Inc *	734	13,491
Loral Space & Communications Inc *	35	2,431
LTX-Credence Corp *	1,011	9,038
Magma Design Automation Inc *	2,797	22,348
Manhattan Associates Inc *	901	31,030
Marchex Inc ‘B’	337	2,993
MAXIMUS Inc	713	58,987
MaxLinear Inc ‘A’ *	612	5,300
Maxwell Technologies Inc *	1,196	19,363
Measurement Specialties Inc *	625	22,313
Mediamind Technologies Inc *	267	5,858
Mentor Graphics Corp *	1,783	22,840
Meru Networks Inc *	403	4,840
Micrel Inc	2,110	22,324
Microsemi Corp *	3,550	72,775
MicroStrategy Inc ‘A’ *	327	53,196
Microvision Inc *	3,540	4,319
Mindspeed Technologies Inc *	690	5,520
MIPS Technologies Inc *	1,411	9,750
MoneyGram International Inc *	3,085	10,242
Monolithic Power Systems Inc *	1,001	15,435
Monotype Imaging Holdings Inc *	1,506	21,280
MoSys Inc *	1,211	6,963
Motricity Inc *	1,322	10,219
Move Inc *	6,958	15,238
MTS Systems Corp	654	27,357
Multi-Fineline Electronix Inc *	60	1,297
NCI Inc ‘A’ *	49	1,113
NeoPhotonics Corp *	311	2,152
NETGEAR Inc *	1,510	66,017
Netlogic Microsystems Inc *	2,813	113,701
NetScout Systems Inc *	1,538	32,129
NetSuite Inc *	1,122	43,982
Newport Corp *	518	9,412
NIC Inc	2,646	35,615
Numerex Corp ‘A’ *	353	3,435
NVE Corp *	181	10,579
OCZ Technology Group Inc *	2,189	17,512
OmniVision Technologies Inc *	1,876	65,304
OpenTable Inc *	967	80,377
Openwave Systems Inc *	1,006	2,304
Oplink Communications Inc *	384	7,154
Opnet Technologies Inc	592	24,237
OSI Systems Inc *	612	26,316
Parametric Technology Corp *	4,891	112,151
PDF Solutions Inc *	868	5,173
Pegasystems Inc	687	31,980
Perficient Inc *	699	7,172
Pericom Semiconductor Corp *	94	840
Plantronics Inc	544	19,872
Plexus Corp *	1,413	49,187
Power Integrations Inc	1,191	45,770
Power-One Inc *	2,673	21,651
Powerwave Technologies Inc *	7,103	20,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-41

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
PRGX Global Inc *	733	$5,241
Procera Networks Inc *	431	4,625
Progress Software Corp *	1,639	39,549
PROS Holdings Inc *	856	14,971
Pulse Electronics Corp	1,593	7,041
QAD Inc ‘A’ *	141	1,441
QAD Inc ‘B’ *	35	326
QLIK Technologies Inc *	2,899	98,740
Quepasa Corp *	321	2,327
Quest Software Inc *	798	18,139
QuinStreet Inc *	128	1,661
Radiant Systems Inc *	1,666	34,819
Rambus Inc *	4,087	59,997
RealD Inc *	1,630	38,126
RealPage Inc *	1,254	33,193
Renaissance Learning Inc	179	2,245
Responsys Inc *	355	6,294
RF Micro Devices Inc *	1,092	6,683
RightNow Technologies Inc *	1,016	32,918
Rofin-Sinar Technologies Inc *	527	17,997
Rogers Corp *	225	10,395
Rubicon Technology Inc *	705	11,886
S1 Corp *	285	2,132
Saba Software Inc *	1,245	11,242
Sapient Corp *	4,499	67,620
SAVVIS Inc *	1,861	73,565
ScanSource Inc *	151	5,660
SciQuest Inc *	467	7,981
SeaChange International Inc *	511	5,509
Semtech Corp *	2,672	73,053
ServiceSource International Inc *	376	8,355
ShoreTel Inc *	1,848	18,850
Silicon Graphics International Corp *	1,304	22,429
Silicon Image Inc *	2,710	17,507
SolarWinds Inc *	2,358	61,638
Sonus Networks Inc *	621	2,012
Sourcefire Inc *	1,186	35,248
SPS Commerce Inc *	318	5,657
SRA International Inc ‘A’ *	159	4,916
SRS Labs Inc *	563	5,399
Stamps.com Inc	540	7,204
STEC Inc *	1,698	28,883
Stratasys Inc *	881	29,690
SuccessFactors Inc *	3,256	95,726
Super Micro Computer Inc *	1,143	18,391
support.com Inc *	1,135	5,448
Synaptics Inc *	1,422	36,602
Synchronoss Technologies Inc *	1,093	34,681
Syntel Inc	631	37,305
Take-Two Interactive Software Inc *	3,037	46,405
Taleo Corp ‘A’ *	1,694	62,729
TechTarget Inc *	544	4,118
TeleCommunication Systems Inc ‘A’ *	750	3,623
TeleNav Inc *	643	11,400
TeleTech Holdings Inc *	1,065	22,450
The Active Network Inc *	464	8,166
The Hackett Group Inc *	981	4,993
The Ultimate Software Group Inc *	1,063	57,859
TiVo Inc *	4,962	51,059
TNS Inc *	1,095	18,177
Travelzoo Inc *	238	15,384
TriQuint Semiconductor Inc *	6,739	68,670
TTM Technologies Inc *	465	7,449
Tyler Technologies Inc *	1,320	35,350
Ultra Clean Holdings Inc *	1,002	9,098
Ultratech Inc *	1,040	31,595
Unisys Corp *	713	18,324
Universal Display Corp *	1,586	55,653
ValueClick Inc *	3,251	53,967
VASCO Data Security International Inc *	1,191	14,828
Veeco Instruments Inc *	1,162	56,252
Verint Systems Inc *	881	32,632
ViaSat Inc *	560	24,231
Viasystems Group Inc *	85	1,912
VirnetX Holding Corp *	1,679	48,590
Virtusa Corp *	568	10,764
Vocus Inc *	739	22,621
Volterra Semiconductor Corp *	1,037	25,572
Wave Systems Corp ‘A’ *	3,672	10,355
Web.com Group Inc *	1,271	15,659
Websense Inc *	1,653	42,928
Wright Express Corp *	1,584	82,479
XO Group Inc *	760	7,562
Zix Corp *	2,671	10,257
Zygo Corp *	166	2,195

		6,417,980

Materials - 4.5%

A. Schulman Inc	81	2,040
AEP Industries Inc *	187	5,459
AMCOL International Corp	1,025	39,114
American Vanguard Corp	170	2,205
Balchem Corp	1,192	52,186
Calgon Carbon Corp *	1,875	31,875
Chemtura Corp *	2,480	45,136
Coeur d’Alene Mines Corp *	266	6,453
Deltic Timber Corp	457	24,536
Eagle Materials Inc	1,506	41,972
Flotek Industries Inc *	2,145	18,275
FutureFuel Corp	253	3,064
General Moly Inc *	2,922	13,032
Globe Specialty Metals Inc	2,603	58,359
Gold Resource Corp	1,165	29,044
Golden Minerals Co *	401	7,130
Graham Packaging Co Inc *	80	2,018
Graphic Packaging Holding Co *	5,817	31,645
H.B. Fuller Co	114	2,784
Hawkins Inc	329	11,916
Haynes International Inc	404	25,020
Hecla Mining Co *	11,441	87,981
Horsehead Holding Corp *	169	2,251
Innophos Holdings Inc	898	43,822
Innospec Inc *	880	29,577
Kaiser Aluminum Corp	276	15,075
KMG Chemicals Inc	206	3,469
Koppers Holdings Inc	860	32,620
Kraton Performance Polymers Inc *	1,147	44,928
LSB Industries Inc *	756	32,448
Materion Corp *	44	1,627
Metals USA Holdings Corp *	457	6,809
Midway Gold Corp * (Canada)	3,078	6,033
Neenah Paper Inc	316	6,725
NewMarket Corp	369	62,992
NL Industries Inc	238	4,370
Noranda Aluminium Holding Corp *	870	13,172
Olin Corp	1,984	44,957
OMNOVA Solutions Inc *	1,790	12,458
Paramount Gold and Silver Corp *	5,065	16,512
PolyOne Corp	2,812	43,502
Quaker Chemical Corp	415	17,849
Revett Minerals Inc * (Canada)	551	2,485
RTI International Metals Inc *	190	7,290
Senomyx Inc *	1,522	7,823
Stillwater Mining Co *	4,252	93,587
TPC Group Inc *	378	14,825
United States Lime & Minerals Inc *	29	1,189
US Gold Corp *	4,336	26,146
Vista Gold Corp (Canada) *	715	2,023
Worthington Industries Inc	1,488	34,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-42

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Zagg Inc *	755	$10,117
Zep Inc	867	16,386

		1,198,684

Telecommunication Services - 1.3%

8x8 Inc *	2,349	11,487
AboveNet Inc	946	66,655
Alaska Communications Systems Group Inc	357	3,167
Atlantic Tele-Network Inc	80	3,069
Boingo Wireless Inc *	244	2,215
Cbeyond Inc *	1,222	16,167
Cincinnati Bell Inc *	2,258	7,497
Cogent Communications Group Inc *	1,922	32,693
Consolidated Communications Holdings Inc	901	17,515
General Communication Inc ‘A’ *	1,732	20,905
Global Crossing Ltd * (Bermuda)	802	30,781
Hickory Tech Corp	520	6,178
ICO Global Communications Holdings Ltd *	3,580	9,917
IDT Corp ‘B’	559	15,104
inContact Inc *	1,059	5,030
Iridium Communications Inc *	237	2,050
Leap Wireless International Inc *	473	7,677
nTelos Holdings Corp	1,275	26,035
PAETEC Holding Corp *	3,811	18,255
Shenandoah Telecommunications Co	1,056	17,973
Towerstream Corp *	1,269	6,332
Vonage Holdings Corp *	2,225	9,812

		336,514

Utilities - 0.1%

Atlantic Power Corp * (Canada)	204	3,105
Otter Tail Corp	80	1,688
Pennichuck Corp	90	2,587
South Jersey Industries Inc	245	13,306

		20,686

Total Common Stocks
(Cost $20,797,237)		26,006,800

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 2000 Growth Index Fund	2,131	202,125

Total Exchange-Traded Fund
(Cost $195,810)		202,125

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.9%

Repurchase Agreement - 6.9%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $1,854,535; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $1,895,000)	$1,854,535	1,854,535

Total Short-Term Investment
(Cost $1,854,535)		1,854,535

TOTAL INVESTMENTS - 104.4%
(Cost $22,847,582)		28,063,460

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(1,188,497)

NET ASSETS - 100.0%		$26,874,963

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	23.9%
Health Care	18.6%
Industrials	15.0%
Consumer Discretionary	14.3%
Energy	8.4%
Financials	7.0%
Short-Term Investment	6.9%
Materials	4.5%
Consumer Staples	3.7%
Telecommunication Services	1.3%
Exchange-Traded Fund	0.7%
Utilities	0.1%

104.4%
Other Assets & Liabilities, Net	(4.4%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, $28,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	7	$556,222	$21,558

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-43

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$26,006,800	$26,006,800	$-	$-
	Exchange-Traded Fund	202,125	202,125	-	-
	Short-Term Investment	1,854,535	-	1,854,535	-
	Derivatives:
	Equity Contracts
	Futures	21,558	21,558	-	-

	Total	$28,085,018	$26,230,483	$1,854,535	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) for the period ended June 30, 2011:

Common
Stocks
Value, Beginning of Period	$1,924
Purchases	-
Sales	(1,578)
Net Realized Losses	(2,739)
Change in Net Unrealized Appreciation	2,393
Transfers In	-
Transfers Out	-

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-44

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

Consumer Discretionary - 11.3%

1-800-FLOWERS.COM Inc ‘A’ *	1,090	$3,379
99 Cents Only Stores *	1,960	39,670
AH Belo Corp ‘A’	778	5,788
Ambassadors Group Inc	613	5,413
America’s Car-Mart Inc *	195	6,435
American Axle & Manufacturing Holdings Inc *	2,496	28,405
American Greetings Corp ‘A’	1,797	43,200
Archipelago Learning Inc *	246	2,426
Arctic Cat Inc *	593	7,964
Asbury Automotive Group Inc *	1,392	25,794
Ascent Media Corp ‘A’ *	679	35,967
Audiovox Corp ‘A’ *	899	6,796
Barnes & Noble Inc	1,397	23,162
Beazer Homes USA Inc *	3,459	11,726
bebe Stores Inc	1,838	11,230
Belo Corp ‘A’ *	3,128	23,554
Benihana Inc ‘A’ *	579	6,074
Big 5 Sporting Goods Corp	983	7,726
Biglari Holdings Inc *	53	20,726
Black Diamond Inc *	589	4,641
Blyth Inc	234	11,782
Bob Evans Farms Inc	1,443	50,462
Boyd Gaming Corp *	2,546	22,150
Brown Shoe Co Inc	2,131	22,695
Build-A-Bear Workshop Inc *	789	5,136
Cabela’s Inc *	2,044	55,495
California Pizza Kitchen Inc *	211	3,897
Callaway Golf Co	3,132	19,481
Cambium Learning Group Inc *	713	2,403
Caribou Coffee Co Inc *	307	4,065
Carter’s Inc *	300	9,228
Casual Male Retail Group Inc *	1,880	7,802
Cavco Industries Inc *	337	15,165
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	1,726	34,089
Charming Shoppes Inc *	5,595	23,275
Christopher & Banks Corp	1,608	9,246
Churchill Downs Inc	424	19,114
Cinemark Holdings Inc	389	8,056
Citi Trends Inc *	674	10,164
Coldwater Creek Inc *	2,727	3,818
Collective Brands Inc *	2,927	42,998
Columbia Sportswear Co	175	11,095
Conn’s Inc *	619	5,354
Core-Mark Holding Co Inc *	460	16,422
Corinthian Colleges Inc *	3,876	16,512
Cost Plus Inc *	306	3,060
Cracker Barrel Old Country Store Inc	75	3,698
Crown Media Holdings Inc ‘A’ *	1,560	2,980
CSS Industries Inc	396	8,288
Cumulus Media Inc ‘A’ *	821	2,874
Dana Holding Corp *	451	8,253
Delta Apparel Inc *	249	4,233
Denny’s Corp *	1,198	4,648
Domino’s Pizza Inc *	1,806	45,583
Drew Industries Inc	543	13,423
Eastman Kodak Co *	12,779	45,749
Entercom Communications Corp ‘A’ *	1,081	9,383
Entravision Communications Corp ‘A’ *	1,082	2,002
Ethan Allen Interiors Inc	770	16,393
Exide Technologies *	2,761	21,094
Fisher Communications Inc *	411	12,256
Fred’s Inc ‘A’	1,892	27,302
Fuel Systems Solutions Inc *	810	20,210
Furniture Brands International Inc *	2,123	8,789
Gaylord Entertainment Co *	1,680	50,400
Genesco Inc *	1,011	52,673
Gray Television Inc *	2,152	5,681
Group 1 Automotive Inc	1,137	46,822
Harte-Hanks Inc	2,191	17,791
Haverty Furniture Cos Inc	872	10,037
Helen of Troy Ltd * (Bermuda)	1,461	50,448
hhgregg Inc *	767	10,278
Hot Topic Inc	2,207	16,420
Hovnanian Enterprises Inc ‘A’ *	3,268	7,876
Iconix Brand Group Inc *	3,442	83,296
International Speedway Corp ‘A’	1,388	39,433
Isle of Capri Casinos Inc *	1,033	9,142
Jack in the Box Inc *	2,230	50,799
JAKKS Pacific Inc *	1,296	23,859
Johnson Outdoors Inc ‘A’ *	273	4,674
Journal Communications Inc ‘A’ *	2,093	10,821
K-Swiss Inc ‘A’ *	1,167	12,405
KB Home	3,649	35,687
Kenneth Cole Productions Inc ‘A’ *	174	2,173
Kirkland’s Inc *	750	9,015
Knology Inc *	138	2,049
La-Z-Boy Inc *	2,477	24,448
LeapFrog Enterprises Inc *	1,849	7,803
Life Time Fitness Inc *	207	8,261
Lifetime Brands Inc	411	4,825
LIN TV Corp ‘A’ *	1,248	6,078
Lincoln Educational Services Corp	1,116	19,139
Lithia Motors Inc ‘A’	1,068	20,965
Live Nation Entertainment Inc *	6,717	77,044
Liz Claiborne Inc *	4,309	23,053
Luby’s Inc *	810	4,471
M.D.C. Holdings Inc	1,779	43,835
M/I Homes Inc *	868	10,642
Mac-Gray Corp	520	8,034
Marcus Corp	971	9,593
Marine Products Corp *	332	2,231
MarineMax Inc *	1,111	9,732
Martha Stewart Living Omnimedia Inc ‘A’ *	1,223	5,308
Matthews International Corp ‘A’	869	34,890
McCormick & Schmick’s Seafood Restaurants Inc *	661	5,678
Meredith Corp	1,707	53,139
Meritage Homes Corp *	1,329	29,982
Modine Manufacturing Co *	2,207	33,922
Monarch Casino & Resort Inc *	497	5,189
Morgans Hotel Group Co *	689	4,954
Motorcar Parts of America Inc *	535	8,030
Movado Group Inc	830	14,201
Multimedia Games Holding Co Inc *	1,260	5,733
New York & Co Inc *	1,106	5,475
Nexstar Broadcasting Group Inc ‘A’ *	409	3,358
O’Charleys Inc *	799	5,841
Office Depot Inc *	13,180	55,620
OfficeMax Inc *	4,093	32,130
Orbitz Worldwide Inc *	940	2,341
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	4,511	48,493
Outdoor Channel Holdings Inc *	560	3,830
P.F. Chang’s China Bistro Inc	84	3,380
Pacific Sunwear of California Inc *	2,127	5,551
Penske Automotive Group Inc	2,108	47,936
Perry Ellis International Inc *	579	14,620
Pier 1 Imports Inc *	3,452	39,940
Pinnacle Entertainment Inc *	2,746	40,915
PRIMEDIA Inc	761	5,365
Quiksilver Inc *	6,173	29,013
Red Lion Hotels Corp *	736	5,814
Red Robin Gourmet Burgers Inc *	59	2,146
Regis Corp	2,752	42,161
Rent-A-Center Inc	3,000	91,680
RG Barry Corp	335	3,779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-45

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Ruby Tuesday Inc *	3,108	$33,504
Ruth’s Hospitality Group Inc *	1,299	7,287
Saga Communications Inc ‘A’ *	159	5,883
Saks Inc *	5,441	60,776
Scholastic Corp	1,265	33,649
Scientific Games Corp ‘A’ *	1,238	12,801
Sealy Corp *	2,147	5,432
Select Comfort Corp *	372	6,689
Shiloh Industries Inc	236	2,544
Shoe Carnival Inc *	417	12,573
Shuffle Master Inc *	459	4,294
Sinclair Broadcast Group Inc ‘A’	2,232	24,507
Skechers U.S.A. Inc ‘A’ *	1,795	25,992
Skyline Corp	322	5,635
Smith & Wesson Holding Corp *	1,685	5,055
Sonic Automotive Inc ‘A’	1,916	28,069
Spartan Motors Inc	1,445	7,803
Speedway Motorsports Inc	504	7,147
Stage Stores Inc	1,731	29,081
Standard Motor Products Inc	885	13,479
Standard Pacific Corp *	5,093	17,062
Stein Mart Inc	1,230	11,857
Steinway Musical Instruments Inc *	321	8,247
Stewart Enterprises Inc ‘A’	3,776	27,565
Summer Infant Inc *	583	4,734
Superior Industries International Inc	1,125	24,874
Syms Corp *	275	2,965
Systemax Inc *	452	6,753
Texas Roadhouse Inc	182	3,191
The Bon-Ton Stores Inc	557	5,414
The Children’s Place Retail Stores Inc *	1,239	55,123
The EW Scripps Co ‘A’ *	1,653	15,985
The Finish Line Inc ‘A’	1,715	36,701
The Jones Group Inc	4,163	45,169
The McClatchy Co ‘A’ *	2,583	7,258
The Men’s Wearhouse Inc	2,022	68,141
The New York Times Co ‘A’ *	6,493	56,619
The Pep Boys-Manny Moe & Jack	2,512	27,456
The Ryland Group Inc	2,105	34,796
The Talbots Inc *	3,153	10,531
The Timberland Co ‘A’ *	519	22,301
The Warnaco Group Inc *	345	18,026
The Wet Seal Inc ‘A’ *	4,905	21,925
Town Sports International Holdings Inc *	517	3,934
Tuesday Morning Corp *	1,922	8,937
Unifi Inc *	634	8,749
Universal Electronics Inc *	405	10,230
Vail Resorts Inc	372	17,194
Valuevision Media Inc ‘A’ *	365	2,792
Warner Music Group Corp *	1,767	14,525
West Marine Inc *	709	7,352
Westwood One Inc *	413	2,131
Weyco Group Inc	313	7,700
World Wrestling Entertainment Inc ‘A’	119	1,134
Zale Corp *	1,433	8,025

		3,490,141

Consumer Staples - 2.7%

Alico Inc	117	2,998
Alliance One International Inc *	4,089	13,208
Arden Group Inc ‘A’	23	2,116
B&G Foods Inc	979	20,187
Cal-Maine Foods Inc	646	20,646
Central European Distribution Corp *	3,452	38,662
Central Garden and Pet Co ‘A’ *	2,279	23,132
Chiquita Brands International Inc *	2,110	27,472
Craft Brewers Alliance Inc *	294	2,531
Dole Food Co Inc *	1,419	19,185
Elizabeth Arden Inc *	205	5,951
Farmer Bros. Co	244	2,474
Fresh Del Monte Produce Inc (Cayman)	1,726	46,032
Griffin Land & Nurseries Inc	113	3,671
Harbinger Group Inc *	394	2,407
Heckmann Corp *	2,107	12,726
Imperial Sugar Co	551	11,020
Ingles Markets Inc ‘A’	628	10,393
MGP Ingredients Inc	646	5,627
Nash Finch Co	565	20,233
Nutraceutical International Corp *	442	6,798
Oil-Dri Corp of America	195	4,177
Omega Protein Corp *	783	10,805
Pilgrim’s Pride Corp *	2,271	12,286
Prestige Brands Holdings Inc *	2,442	31,355
Primo Water Corp *	178	2,561
Revlon Inc ‘A’ *	483	8,114
Rite Aid Corp *	25,923	34,478
Ruddick Corp	1,071	46,631
Sanderson Farms Inc	1,054	50,360
Schiff Nutrition International Inc	456	5,103
Seneca Foods Corp ‘A’ *	470	12,023
Smart Balance Inc *	1,464	7,584
Snyder’s-Lance Inc	2,247	48,603
Spartan Stores Inc	1,033	20,175
Spectrum Brands Holdings Inc *	155	4,960
Star Scientific Inc *	546	2,457
Susser Holdings Corp *	410	6,445
The Andersons Inc	885	37,391
The Hain Celestial Group Inc *	1,282	42,768
The Pantry Inc *	971	18,245
Tootsie Roll Industries Inc	123	3,599
TreeHouse Foods Inc *	688	37,572
Universal Corp	1,095	41,249
Vector Group Ltd	725	12,898
Village Super Market Inc ‘A’	277	7,676
Weis Markets Inc	522	21,261
Winn-Dixie Stores Inc *	2,708	22,883

		851,128

Energy - 5.1%

Alon USA Energy Inc	118	1,330
Approach Resources Inc *	284	6,438
Bill Barrett Corp *	2,068	95,852
BPZ Resources Inc *	3,441	11,286
Bristow Group Inc	1,723	87,907
Cal Dive International Inc *	1,656	9,903
CAMAC Energy Inc *	2,626	3,493
Cloud Peak Energy Inc *	2,285	48,670
Comstock Resources Inc *	2,265	65,209
Crimson Exploration Inc *	934	3,316
Crosstex Energy Inc	195	2,321
Dawson Geophysical Co *	260	8,879
Delek US Holdings Inc	698	10,959
DHT Holdings Inc	3,081	11,800
Endeavour International Corp *	1,791	26,990
Energy Partners Ltd *	1,351	20,008
Exterran Holdings Inc *	3,051	60,501
Frontline Ltd (Bermuda)	2,444	36,025
Gastar Exploration Ltd * (Canada)	2,519	8,640
General Maritime Corp	5,902	7,968
Georesources Inc *	549	12,347
Global Industries Ltd *	4,894	26,819
GMX Resources Inc *	1,830	8,143
Green Plains Renewable Energy Inc *	983	10,607
Gulf Island Fabrication Inc	554	17,883
Gulfmark Offshore Inc ‘A’ *	934	41,273
Harvest Natural Resources Inc *	1,564	17,251
Helix Energy Solutions Group Inc *	5,023	83,181
Hercules Offshore Inc *	5,510	30,360
Hornbeck Offshore Services Inc *	1,092	30,030
James River Coal Co *	1,683	35,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-46

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Key Energy Services Inc *	588	$10,584
Knightsbridge Tankers Ltd (Bermuda)	1,063	23,418
L&L Energy Inc *	1,005	5,156
Matrix Service Co *	1,004	13,434
Miller Energy Resources Inc *	1,386	8,870
Mitcham Industries Inc *	203	3,512
Natural Gas Services Group Inc *	555	8,969
Newpark Resources Inc *	4,016	36,425
Nordic American Tanker Ltd (Bermuda)	2,254	51,256
Overseas Shipholding Group Inc	1,287	34,672
Parker Drilling Co *	5,598	32,748
Patriot Coal Corp *	276	6,144
Penn Virginia Corp	2,204	29,115
Petroleum Development Corp *	1,128	33,738
PetroQuest Energy Inc *	2,001	14,047
PHI Inc *	587	12,756
Pioneer Drilling Co *	526	8,016
REX American Resources Corp *	335	5,561
Rex Energy Corp *	225	2,311
Scorpio Tankers Inc *	1,107	11,059
SemGroup Corp ‘A’ *	1,982	50,878
Ship Finance International Ltd (Bermuda)	2,123	38,256
Solazyme Inc *	112	2,573
Swift Energy Co *	2,016	75,136
Teekay Tankers Ltd ‘A’	2,002	18,819
Tesco Corp * (Canada)	263	5,105
TETRA Technologies Inc *	3,268	41,602
Triangle Petroleum Corp *	999	6,454
Union Drilling Inc *	699	7,193
Ur-Energy Inc * (Canada)	1,308	2,093
USEC Inc *	5,610	18,737
Vaalco Energy Inc *	2,096	12,618
Vantage Drilling Co * (Cayman)	7,915	14,405
Venoco Inc *	1,010	12,867
Voyager Oil & Gas Inc *	761	2,260
Warren Resources Inc *	2,636	10,043
Western Refining Inc *	146	2,638
Westmoreland Coal Co *	314	5,574
Willbros Group Inc *	1,422	12,144
World Fuel Services Corp	1,457	52,350

		1,583,965

Financials - 32.5%

1st Source Corp	769	15,949
1st United Bancorp Inc *	1,248	7,763
Abington Bancorp Inc	917	9,564
Acadia Realty Trust REIT	1,520	30,902
Advance America Cash Advance Centers Inc	2,373	16,350
Agree Realty Corp REIT	446	9,959
Alliance Financial Corp	220	6,717
Alterra Capital Holdings Ltd (Bermuda)	4,274	95,310
American Assets Trust Inc REIT	72	1,616
American Campus Communities Inc REIT	1,753	62,267
American Equity Investment Life Holding Co	2,857	36,312
American Safety Insurance Holdings Ltd * (Bermuda)	475	9,091
Ameris Bancorp *	1,074	9,526
AMERISAFE Inc *	889	20,109
Ames National Corp	422	7,664
AmTrust Financial Services Inc	1,034	23,555
Anworth Mortgage Asset Corp REIT	5,895	44,271
Apollo Commercial Real Estate Finance Inc REIT	897	14,460
Apollo Investment Corp	9,303	94,984
Argo Group International Holdings Ltd (Bermuda)	1,315	39,082
Arlington Asset Investment Corp ‘A’	315	9,888
ARMOUR Residential REIT Inc	2,409	17,706
Arrow Financial Corp	452	11,060
Artio Global Investors Inc	169	1,910
Ashford Hospitality Trust Inc REIT	2,224	27,689
Associated Estates Realty Corp REIT	1,899	30,859
Astoria Financial Corp	4,140	52,951
Avatar Holdings Inc *	447	6,799
Baldwin & Lyons Inc ‘B’	457	10,589
BancFirst Corp	323	12,468
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	1,343	23,261
Bancorp Rhode Island Inc	171	7,750
BancorpSouth Inc	4,019	49,876
Bank Mutual Corp	2,504	9,190
Bank of Kentucky Financial Corp	269	5,991
Bank of Marin Bancorp	259	9,161
Bank of the Ozarks Inc	584	30,403
BankFinancial Corp	1,012	8,572
Banner Corp	112	1,960
Beneficial Mutual Bancorp Inc *	1,525	12,528
Berkshire Hills Bancorp Inc	839	18,785
BioMed Realty Trust Inc REIT	6,190	119,096
BlackRock Kelso Capital Corp	3,430	30,767
BofI Holding Inc *	450	6,484
Boston Private Financial Holdings Inc	3,788	24,925
Bridge Bancorp Inc	203	4,320
Bridge Capital Holdings *	424	4,698
Brookline Bancorp Inc	1,408	13,052
Bryn Mawr Bank Corp	384	7,776
Calamos Asset Management Inc ‘A’	922	13,387
California First National Bancorp	134	2,053
Camden National Corp	356	11,680
Campus Crest Communities Inc REIT	1,428	18,478
Cape Bancorp Inc *	496	4,960
Capital Bank Corp *	656	2,289
Capital City Bank Group Inc	515	5,284
Capital Southwest Corp	130	11,995
CapLease Inc REIT	3,325	16,326
Capstead Mortgage Corp REIT	3,551	47,583
Cardinal Financial Corp	1,458	15,965
Cascade Bancorp *	284	2,868
Cash America International Inc	930	53,819
Cathay General Bancorp	3,741	61,315
CBL & Associates Properties Inc REIT	4,814	87,278
Cedar Shopping Centers Inc REIT	2,581	13,292
Center Bancorp Inc	563	5,878
Center Financial Corp *	1,734	11,011
Centerstate Banks Inc	1,443	9,986
Central Pacific Financial Corp *	669	9,366
Century Bancorp Inc ‘A’	148	3,916
Charter Financial Corp	314	3,109
Chatham Lodging Trust REIT	677	10,906
Chemical Financial Corp	1,371	25,720
Chesapeake Lodging Trust REIT	1,618	27,603
CIFC Deerfield Corp *	524	3,589
Citizens & Northern Corp	633	9,539
Citizens Inc *	1,857	12,665
City Holding Co	761	25,136
Clifton Savings Bancorp Inc	358	3,952
CNB Financial Corp	624	8,667
CNO Financial Group Inc *	10,455	82,699
CoBiz Financial Inc	1,482	9,692
Cogdell Spencer Inc REIT	1,462	8,757
Cohen & Steers Inc	169	5,602
Colonial Properties Trust REIT	3,939	80,356
Colony Financial Inc REIT	1,602	28,948
Columbia Banking System Inc	1,916	32,994
Community Bank System Inc	1,758	43,581
Community Trust Bancorp Inc	677	18,766
Compass Diversified Holdings	1,929	31,809
Consolidated-Tomoka Land Co	217	6,206
Coresite Realty Corp REIT	969	15,892
Cousins Properties Inc REIT	4,377	37,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-47

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Cowen Group Inc ‘A’ *	3,245	$12,201
CreXus Investment Corp REIT	2,777	30,852
CVB Financial Corp	4,300	39,775
Cypress Sharpridge Investments Inc REIT	3,871	49,588
Danvers Bancorp Inc	1,004	21,857
DCT Industrial Trust Inc REIT	11,721	61,301
Delphi Financial Group Inc ‘A’	2,277	66,511
DiamondRock Hospitality Co REIT	7,928	85,067
Dime Community Bancshares Inc	1,523	22,144
Donegal Group Inc ‘A’	344	4,403
Doral Financial Corp *	5,752	11,274
DuPont Fabros Technology Inc REIT	1,727	43,520
Dynex Capital Inc REIT	1,806	17,482
Eagle Bancorp Inc *	863	11,478
EastGroup Properties Inc REIT	696	29,587
Edelman Financial Group Inc	873	6,888
Education Realty Trust Inc REIT	3,518	30,149
eHealth Inc *	970	12,959
EMC Insurance Group Inc	200	3,820
Employers Holdings Inc	1,127	18,900
Encore Bancshares Inc *	359	4,315
Enstar Group Ltd * (Bermuda)	326	34,064
Enterprise Bancorp Inc	276	4,159
Enterprise Financial Services Corp	634	8,578
Entertainment Properties Trust REIT	2,192	102,366
Equity Lifestyle Properties Inc REIT	383	23,915
Equity One Inc REIT	2,511	46,805
ESB Financial Corp	625	8,075
ESSA Bancorp Inc	568	7,055
Excel Trust Inc REIT	687	7,578
Extra Space Storage Inc REIT	2,690	57,378
F.N.B. Corp	6,046	62,576
FBL Financial Group Inc ‘A’	600	19,290
FBR Capital Markets Corp *	2,599	8,837
Federal Agricultural Mortgage Corp ‘C’	482	10,662
FelCor Lodging Trust Inc REIT *	2,909	15,505
Fifth Street Finance Corp	3,170	36,772
Financial Institutions Inc	647	10,624
First American Financial Corp	4,986	78,031
First Bancorp	667	6,830
First Busey Corp	3,844	20,335
First Commonwealth Financial Corp	5,085	29,188
First Community Bancshares Inc	760	10,640
First Defiance Financial Corp *	435	6,390
First Financial Bancorp	2,798	46,699
First Financial Bankshares Inc	853	29,386
First Financial Corp	558	18,269
First Financial Holdings Inc	799	7,167
First Industrial Realty Trust Inc REIT *	3,710	42,479
First Interstate Bancsystem Inc	730	10,760
First Merchants Corp	1,198	10,710
First Midwest Bancorp Inc	3,580	43,998
First Pactrust Bancorp Inc	394	5,855
First Potomac Realty Trust REIT	2,425	37,127
FirstMerit Corp	5,196	85,786
Flagstar Bancorp Inc *	8,820	10,496
Flagstone Reinsurance Holdings SA (Luxembourg)	2,273	19,161
Flushing Financial Corp	1,563	20,319
Forestar Group Inc *	1,703	27,980
Fortegra Financial Corp *	280	2,195
Fox Chase Bancorp Inc	661	8,957
FPIC Insurance Group Inc *	409	17,047
Franklin Financial Corp *	623	7,513
Franklin Street Properties Corp REIT	3,395	43,829
FXCM Inc ‘A’	821	8,144
Gain Capital Holdings Inc *	340	2,315
GAMCO Investors Inc ‘A’	122	5,647
German American Bancorp Inc	601	9,965
Getty Realty Corp REIT	680	17,156
GFI Group Inc	3,210	14,734
Glacier Bancorp Inc	3,457	46,600
Gladstone Capital Corp	972	8,981
Gladstone Commercial Corp REIT	229	3,969
Gladstone Investment Corp	970	6,926
Gleacher & Co Inc *	3,563	7,269
Glimcher Realty Trust REIT	592	5,624
Global Indemnity PLC * (Ireland)	626	13,885
Golub Capital BDC Inc	513	7,659
Government Properties Income Trust REIT	1,483	40,071
Great Southern Bancorp Inc	464	8,793
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,045	27,473
Hallmark Financial Services Inc *	447	3,518
Hancock Holding Co	2,056	63,695
Hanmi Financial Corp *	8,255	8,833
Harleysville Group Inc	580	18,079
Harris & Harris Group Inc *	1,482	7,603
Hatteras Financial Corp REIT	3,456	97,563
Healthcare Realty Trust Inc REIT	3,433	70,823
Heartland Financial USA Inc	638	9,283
Hercules Technology Growth Capital Inc	2,126	22,366
Heritage Commerce Corp *	953	4,870
Heritage Financial Corp	738	9,542
Hersha Hospitality Trust REIT	6,773	37,726
Highwoods Properties Inc REIT	803	26,603
Hilltop Holdings Inc *	1,821	16,098
Home BancShares Inc	1,056	24,964
Home Federal Bancorp Inc	737	8,100
Horace Mann Educators Corp	1,849	28,863
Hudson Pacific Properties Inc REIT	987	15,328
Hudson Valley Holding Corp	725	14,000
IBERIABANK Corp	1,286	74,125
ICG Group Inc *	1,634	19,984
Imperial Holdings Inc *	206	2,093
Independence Holding Co	315	3,289
Independent Bank Corp	1,010	26,512
Infinity Property & Casualty Corp	595	32,523
Inland Real Estate Corp REIT	3,704	32,706
International Bancshares Corp	2,548	42,628
INTL FCStone Inc *	643	15,567
Invesco Mortgage Capital Inc REIT	3,351	70,807
Investment Technology Group Inc *	1,970	27,619
Investors Bancorp Inc *	1,919	27,250
Investors Real Estate Trust REIT	3,084	26,707
iStar Financial Inc REIT *	4,396	35,652
JMP Group Inc	792	5,568
Kansas City Life Insurance Co	215	6,697
KBW Inc	1,719	32,145
Kearny Financial Corp	766	6,978
Kennedy-Wilson Holdings Inc	1,164	14,259
Kilroy Realty Corp REIT	1,387	54,773
Kite Realty Group Trust REIT	2,833	14,108
Knight Capital Group Inc ‘A’ *	4,738	52,213
Kohlberg Capital Corp	860	6,837
Lakeland Bancorp Inc	1,053	10,509
Lakeland Financial Corp	819	18,231
LaSalle Hotel Properties REIT	4,024	105,992
Lexington Realty Trust REIT	5,682	51,877
LTC Properties Inc REIT	1,194	33,217
Maiden Holdings Ltd (Bermuda)	2,439	22,195
Main Street Capital Corp	902	17,093
MainSource Financial Group Inc	931	7,727
Marlin Business Services Corp *	350	4,427
MB Financial Inc	2,606	50,139
MCG Capital Corp	3,751	22,806
Meadowbrook Insurance Group Inc	2,510	24,874
Medallion Financial Corp	679	6,620
Medical Properties Trust Inc REIT	5,300	60,950
Medley Capital Corp	499	5,858
Merchants Bancshares Inc	262	6,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-48

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Meridian Interstate Bancorp Inc *	381	$5,216
Metro Bancorp Inc *	649	7,412
MF Global Holdings Ltd *	7,747	59,962
MFA Financial Inc REIT	16,555	133,102
MGIC Investment Corp *	8,938	53,181
Midsouth Bancorp Inc	369	5,029
Mission West Properties Inc REIT	817	7,173
Monmouth Real Estate Investment Corp ‘A’ REIT	1,567	13,241
Montpelier Re Holdings Ltd (Bermuda)	2,958	53,244
MPG Office Trust Inc REIT *	2,318	6,629
MVC Capital Inc	1,164	15,400
Nara Bancorp Inc *	1,855	15,081
National Bankshares Inc	337	8,438
National Financial Partners Corp *	2,029	23,415
National Health Investors Inc REIT	655	29,102
National Interstate Corp	365	8,358
National Penn Bancshares Inc	5,922	46,961
National Retail Properties Inc REIT	3,981	97,574
National Western Life Insurance Co ‘A’	107	17,063
NBT Bancorp Inc	1,672	37,001
Nelnet Inc ‘A’	1,222	26,957
New Mountain Finance Corp *	326	4,140
Newcastle Investment Corp REIT	243	1,405
NewStar Financial Inc *	1,232	13,158
NGP Capital Resources Co	1,069	8,766
Nicholas Financial Inc (Canada) *	436	5,180
Northfield Bancorp Inc	843	11,853
NorthStar Realty Finance Corp REIT	4,670	18,820
Northwest Bancshares Inc	5,071	63,793
OceanFirst Financial Corp	726	9,402
Ocwen Financial Corp *	3,554	45,349
Old National Bancorp	4,543	49,064
Omega Healthcare Investors Inc REIT	261	5,484
OmniAmerican Bancorp Inc *	535	8,009
One Liberty Properties Inc REIT	580	8,955
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	1,022	13,685
Oppenheimer Holdings Inc ‘A’	496	13,992
Oriental Financial Group Inc	2,189	28,216
Oritani Financial Corp	2,748	35,147
Orrstown Financial Services Inc	344	9,051
Pacific Capital Bancorp NA *	199	6,326
Pacific Continental Corp	961	8,793
PacWest Bancorp	1,471	30,258
Park National Corp	621	40,899
Park Sterling Corp *	1,312	6,508
Parkway Properties Inc REIT	1,083	18,476
Pebblebrook Hotel Trust REIT	2,451	49,486
PennantPark Investment Corp	2,180	24,438
Penns Woods Bancorp Inc	181	6,219
Pennsylvania REIT	2,654	41,668
PennyMac Mortgage Investment Trust REIT	1,308	21,674
Peoples Bancorp Inc	577	6,503
PHH Corp *	2,658	54,542
PICO Holdings Inc *	1,095	31,755
Pinnacle Financial Partners Inc *	1,650	25,674
Piper Jaffray Cos *	757	21,809
Platinum Underwriters Holdings Ltd (Bermuda)	1,769	58,802
Post Properties Inc REIT	2,351	95,827
Potlatch Corp REIT	885	31,214
Presidential Life Corp	1,032	10,774
Primerica Inc	1,605	35,262
Primus Guaranty Ltd * (Bermuda)	1,157	6,074
PrivateBancorp Inc	2,877	39,703
ProAssurance Corp *	1,440	100,800
Prospect Capital Corp	4,603	46,536
Prosperity Bancshares Inc	2,223	97,412
Provident Financial Services Inc	2,930	41,958
Provident New York Bancorp	1,768	14,780
PS Business Parks Inc REIT	707	38,956
Radian Group Inc	6,386	27,013
RAIT Financial Trust REIT	5,234	10,991
Ramco-Gershenson Properties Trust REIT	1,874	23,200
Redwood Trust Inc REIT	3,704	56,004
Renasant Corp	1,248	18,084
Republic Bancorp Inc ‘A’	463	9,214
Resource Capital Corp REIT	3,373	21,317
Retail Opportunity Investments Corp REIT	2,018	21,714
RLI Corp	867	53,685
RLJ Lodging Trust REIT	1,312	22,789
Rockville Financial Inc	1,476	14,612
Roma Financial Corp	505	5,302
S&T Bancorp Inc	1,386	25,766
S.Y. Bancorp Inc	550	12,787
Sabra Healthcare REIT Inc	805	13,452
Safeguard Scientifics Inc *	959	18,106
Safety Insurance Group Inc	613	25,771
Sandy Spring Bancorp Inc	1,139	20,491
SCBT Financial Corp	705	20,219
SeaBright Holdings Inc	1,051	10,405
Seacoast Banking Corp of Florida *	3,333	4,999
Selective Insurance Group Inc	2,588	42,107
Sierra Bancorp	519	5,875
Simmons First National Corp ‘A’	864	22,170
Solar Capital Ltd	1,716	42,368
Solar Senior Capital Ltd	407	7,306
Southside Bancshares Inc	814	16,158
Southwest Bancorp Inc *	877	8,586
Sovran Self Storage Inc REIT	1,316	53,956
STAG Industrial Inc REIT	691	8,465
Starwood Property Trust Inc REIT	4,375	89,731
State Auto Financial Corp	605	10,545
State Bancorp Inc	703	9,378
State Bank Financial Corp *	1,555	25,455
StellarOne Corp	1,044	12,643
Sterling Bancorp	1,430	13,571
Sterling Bancshares Inc	4,889	39,894
Sterling Financial Corp *	1,336	21,470
Stewart Information Services Corp	857	8,596
Stifel Financial Corp *	1,524	54,651
Strategic Hotels & Resorts Inc REIT *	6,223	44,059
Suffolk Bancorp	511	7,134
Summit Hotel Properties Inc REIT	1,122	12,735
Sun Bancorp Inc *	1,728	6,307
Sun Communities Inc REIT	1,007	37,571
Sunstone Hotel Investors Inc REIT *	5,641	52,292
Susquehanna Bancshares Inc	6,214	49,712
SVB Financial Group *	1,578	94,222
SWS Group Inc	1,330	7,967
Symetra Financial Corp	3,180	42,707
Taylor Capital Group Inc *	461	3,762
Terreno Realty Corp REIT	387	6,583
Territorial Bancorp Inc	597	12,370
Texas Capital Bancshares Inc *	1,780	45,977
The Bancorp Inc *	1,453	15,184
The First Bancorp Inc	505	7,504
The First Marblehead Corp *	2,461	4,356
The First of Long Island Corp	354	9,873
The Navigators Group Inc *	648	30,456
The Phoenix Cos Inc *	5,472	13,461
The PMI Group Inc *	6,761	7,234
THL Credit Inc	420	5,460
TICC Capital Corp	1,475	14,160
Tompkins Financial Corp	413	16,206
Tower Bancorp Inc	498	13,645
Tower Group Inc	1,760	41,923
TowneBank	1,182	15,815
Triangle Capital Corp	837	15,451
TriCo Bancshares	645	9,417

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-49

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Trustco Bank Corp NY	3,575	$17,517
Trustmark Corp	3,054	71,494
Two Harbors Investment Corp REIT	4,205	45,204
U-Store-It Trust REIT	4,747	49,938
UMB Financial Corp	1,523	63,783
UMH Properties Inc REIT	534	5,714
Umpqua Holdings Corp	5,482	63,427
Union First Market Bankshares Corp	935	11,388
United Bankshares Inc	1,794	43,917
United Community Banks Inc *	705	7,445
United Financial Bancorp Inc	761	11,742
United Fire & Casualty Co	1,063	18,464
Universal Health Realty Income Trust REIT	204	8,156
Universal Insurance Holdings Inc	812	3,792
Univest Corp of Pennsylvania	873	13,645
Urstadt Biddle Properties Inc ‘A’ REIT	943	17,078
ViewPoint Financial Group	1,724	23,791
Virginia Commerce Bancorp Inc *	1,275	7,535
Walter Investment Management Corp REIT	1,191	26,428
Washington Banking Co	753	9,955
Washington REIT	2,305	74,959
Washington Trust Bancorp Inc	672	15,436
Webster Financial Corp	3,415	71,783
WesBanco Inc	1,089	21,410
West Bancorp Inc	679	5,982
West Coast Bancorp *	784	13,140
Westamerica Bancorp	766	37,725
Western Alliance Bancorp *	3,400	24,140
Westfield Financial Inc	959	7,787
Whitestone REIT ‘B’	334	4,248
Wilshire Bancorp Inc *	2,506	7,368
Winthrop Realty Trust REIT	1,301	15,534
Wintrust Financial Corp	1,670	53,741
WSFS Financial Corp	328	13,005

		10,061,947

Health Care - 5.4%

Accuray Inc *	457	3,661
Affymax Inc *	812	5,578
Affymetrix Inc *	3,499	27,747
Albany Molecular Research Inc *	1,114	5,358
Allos Therapeutics Inc *	986	2,110
Almost Family Inc *	369	10,111
Alphatec Holdings Inc *	2,431	8,460
AMAG Pharmaceuticals Inc *	936	17,597
Amedisys Inc *	1,404	37,388
American Dental Partners Inc *	769	9,966
AMN Healthcare Services Inc *	941	7,829
AmSurg Corp *	1,482	38,725
Analogic Corp	146	7,678
AngioDynamics Inc *	1,164	16,564
Arena Pharmaceuticals Inc *	6,024	8,193
Array BioPharma Inc *	1,366	3,060
Assisted Living Concepts Inc ‘A’	928	15,572
AVANIR Pharmaceuticals Inc ‘A’ *	598	2,009
Biolase Technology Inc *	985	5,063
BioMimetic Therapeutics Inc *	513	2,626
BioScrip Inc *	516	3,349
Cambrex Corp *	1,304	6,024
Cantel Medical Corp	600	16,146
Capital Senior Living Corp *	840	7,804
CardioNet Inc *	754	4,004
Cell Therapeutics Inc *	1,026	1,616
Celldex Therapeutics Inc *	1,672	5,936
Centene Corp *	890	31,622
Chindex International Inc *	343	4,672
Columbia Laboratories Inc *	618	1,910
CONMED Corp *	1,354	38,562
Continucare Corp *	465	2,874
Cornerstone Therapeutics Inc *	417	3,736
Cross Country Healthcare Inc *	1,406	10,686
CryoLife Inc *	1,123	6,289
Curis Inc *	991	3,548
Cynosure Inc ‘A’ *	426	5,155
Cytori Therapeutics Inc *	578	2,769
Dyax Corp *	1,000	1,980
DynaVox Inc ‘A’ *	105	798
Enzo Biochem Inc *	1,548	6,579
Enzon Pharmaceuticals Inc *	1,979	19,889
eResearchTechnology Inc *	1,066	6,790
Exact Sciences Corp *	717	6,166
Exactech Inc *	88	1,585
Five Star Quality Care Inc *	1,563	9,081
Furiex Pharmaceuticals Inc *	436	7,756
Gentiva Health Services Inc *	1,448	30,162
Geron Corp *	5,070	20,331
Greatbatch Inc *	1,116	29,931
Hanger Orthopedic Group Inc *	777	19,013
Harvard Bioscience Inc *	948	5,053
HealthSouth Corp *	4,493	117,941
HealthSpring Inc *	1,458	67,228
Healthways Inc *	1,633	24,789
Hi-Tech Pharmacal Co Inc *	321	9,286
ICU Medical Inc *	420	18,354
Idenix Pharmaceuticals Inc *	1,757	8,785
Immucor Inc *	169	3,451
ImmunoGen Inc *	953	11,617
Impax Laboratories Inc *	241	5,251
Inhibitex Inc *	771	3,022
Insmed Inc *	1,100	13,189
InterMune Inc *	1,254	44,956
Invacare Corp	1,290	42,815
IRIS International Inc *	229	2,288
Kendle International Inc *	683	10,300
Kindred Healthcare Inc *	2,454	52,687
KV Pharmaceutical Co ‘A’ *	797	2,168
Lannett Co Inc *	436	2,171
Lexicon Pharmaceuticals Inc *	4,913	8,647
LHC Group Inc *	740	17,064
Magellan Health Services Inc *	1,509	82,603
Maxygen Inc	1,346	7,363
MedAssets Inc *	385	5,144
MedCath Corp *	897	12,190
Medical Action Industries Inc *	389	3,170
Medicis Pharmaceutical Corp ‘A’	534	20,383
Metabolix Inc *	434	3,099
Micromet Inc *	1,994	11,445
Molina Healthcare Inc *	519	14,075
National Healthcare Corp	491	24,339
Natus Medical Inc *	628	9,514
Nektar Therapeutics *	1,881	13,675
Neurocrine Biosciences Inc *	608	4,894
Novavax Inc *	1,323	2,672
Nymox Pharmaceutical Corp * (Canada)	276	2,305
Omnicell Inc *	764	11,911
Oncothyreon Inc *	527	4,843
Owens & Minor Inc	586	20,211
Pacific Biosciences of California Inc *	1,185	13,864
Palomar Medical Technologies Inc *	852	9,610
Par Pharmaceutical Cos Inc *	553	18,238
PAREXEL International Corp *	256	6,031
PDL BioPharma Inc	1,089	6,392
PharMerica Corp *	1,435	18,311
Progenics Pharmaceuticals Inc *	444	3,188
Rigel Pharmaceuticals Inc *	725	6,648
RTI Biologics Inc *	2,254	6,108
Savient Pharmaceuticals Inc *	922	6,906
Select Medical Holdings Corp *	1,569	13,917
Sequenom Inc *	1,351	10,200
Skilled Healthcare Group Inc ‘A’ *	878	8,306

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-50

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Solta Medical Inc *	2,813	$7,764
Staar Surgical Co *	394	2,088
Sun Healthcare Group Inc *	1,094	8,774
Sunrise Senior Living Inc *	656	6,252
SuperGen Inc *	2,497	7,441
SurModics Inc *	689	7,648
Symmetry Medical Inc *	1,234	11,069
The Medicines Co *	1,135	18,739
The Providence Service Corp *	460	5,819
Theravance Inc *	503	11,172
Triple-S Management Corp ‘B’ *	951	20,665
Universal American Corp	1,465	16,042
Vical Inc *	492	2,027
ViroPharma Inc *	3,652	67,562
West Pharmaceutical Services Inc	725	31,726
Wright Medical Group Inc *	1,885	28,275
XenoPort Inc *	288	2,051
Young Innovations Inc	173	4,934
Zalicus Inc *	1,318	3,137

		1,667,860

Industrials - 14.5%

A.O. Smith Corp	1,786	75,548
A123 Systems Inc *	3,546	18,865
AAR Corp	1,409	38,170
ABM Industries Inc	1,820	42,479
ACCO Brands Corp *	2,637	20,700
Accuride Corp *	1,749	22,090
Aceto Corp	1,128	7,569
Actuant Corp ‘A’	2,723	73,058
Air Transport Services Group Inc *	2,577	17,652
Aircastle Ltd (Bermuda)	2,472	31,444
Alamo Group Inc	325	7,702
Alaska Air Group Inc *	1,593	109,057
Albany International Corp ‘A’	1,061	28,000
AMERCO *	409	39,325
American Railcar Industries Inc *	460	10,787
American Reprographics Co *	1,473	10,414
American Superconductor Corp *	2,191	19,807
American Woodmark Corp	481	8,331
Ameron International Corp	421	27,651
Ampco-Pittsburgh Corp	332	7,785
APAC Customer Services Inc *	364	1,940
Apogee Enterprises Inc	1,384	17,729
Argan Inc *	354	3,590
Arkansas Best Corp	1,222	28,998
Astec Industries Inc *	926	34,243
Atlas Air Worldwide Holdings Inc *	1,243	73,971
Badger Meter Inc	114	4,217
Baltic Trading Ltd	695	3,989
Barnes Group Inc	2,576	63,911
Barrett Business Services Inc	338	4,840
Belden Inc	305	10,632
Brady Corp ‘A’	2,058	65,979
Briggs & Stratton Corp	2,393	47,525
Broadwind Energy Inc *	4,082	5,919
Builders FirstSource Inc *	2,435	5,235
CAI International Inc *	30	620
Cascade Corp	426	20,265
CBIZ Inc *	1,753	12,902
CDI Corp	508	6,751
Celadon Group Inc *	323	4,509
Cenveo Inc *	1,129	7,226
Ceradyne Inc *	1,180	46,008
CIRCOR International Inc	286	12,249
CLARCOR Inc	115	5,437
Columbus McKinnon Corp *	182	3,269
Comfort Systems USA Inc	1,797	19,066
Courier Corp	433	4,785
Covenant Transportation Group Inc ‘A’ *	356	2,759
CRA International Inc *	410	11,107
Cubic Corp	420	21,416
Curtiss-Wright Corp	2,197	71,117
Douglas Dynamics Inc	447	7,058
Ducommun Inc	535	11,005
Dycom Industries Inc *	1,414	23,105
Eagle Bulk Shipping Inc *	2,812	6,974
EMCOR Group Inc *	3,151	92,356
Encore Wire Corp	877	21,241
Ener1 Inc *	3,265	3,592
Energy Recovery Inc *	2,038	6,664
EnergySolutions Inc	2,837	14,015
EnerNOC Inc *	720	11,333
EnerSys *	1,672	57,550
Ennis Inc	1,257	21,872
EnPro Industries Inc *	562	27,015
ESCO Technologies Inc	939	34,555
Essex Rental Corp *	650	4,283
Esterline Technologies Corp *	1,436	109,710
Excel Maritime Carriers Ltd * (Liberia)	2,258	7,000
Federal Signal Corp	2,716	17,817
Flow International Corp *	494	1,759
Force Protection Inc *	1,967	9,766
Franklin Covey Co *	588	5,692
Franklin Electric Co Inc	84	3,944
FreightCar America Inc *	548	13,886
FTI Consulting Inc *	1,985	75,311
Fuel Tech Inc *	74	491
G&K Services Inc ‘A’	898	30,406
Genco Shipping & Trading Ltd *	1,468	11,039
GenCorp Inc *	712	4,571
Generac Holdings Inc *	705	13,677
GeoEye Inc *	978	36,577
Gibraltar Industries Inc *	1,428	16,165
Global Power Equipment Group Inc *	348	9,229
GP Strategies Corp *	472	6,448
Granite Construction Inc	1,830	44,890
Great Lakes Dredge & Dock Co	2,911	16,243
Griffon Corp *	2,290	23,083
H&E Equipment Services Inc *	697	9,751
Hawaiian Holdings Inc *	2,305	13,138
Heidrick & Struggles International Inc	804	18,203
Hexcel Corp *	693	15,170
Hill International Inc *	1,201	6,918
Hudson Highland Group Inc *	1,471	7,870
Hurco Cos Inc *	286	9,212
Huron Consulting Group Inc *	60	1,813
ICF International Inc *	611	15,507
Insituform Technologies Inc ‘A’ *	1,869	39,193
Insteel Industries Inc	839	10,521
Interline Brands Inc *	1,414	25,975
International Shipholding Corp	288	6,129
JetBlue Airways Corp *	11,670	71,187
John Bean Technologies Corp	111	2,145
Kadant Inc *	415	13,077
Kaman Corp	531	18,835
Kaydon Corp	1,548	57,771
Kelly Services Inc ‘A’ *	1,289	21,268
Kforce Inc *	171	2,237
Kimball International Inc ‘B’	1,547	9,947
Korn/Ferry International *	2,103	46,245
Kratos Defense & Security Solutions Inc *	1,076	13,084
Lawson Products Inc	144	2,832
Layne Christensen Co *	938	28,459
LB Foster Co ‘A’	425	13,987
LMI Aerospace Inc *	212	5,179
LSI Industries Inc	823	6,535
Lydall Inc *	740	8,850
M&F Worldwide Corp *	472	12,196
Marten Transport Ltd	586	12,658

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-51

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
McGrath RentCorp	679	$19,066
Meritor Inc *	1,462	23,450
Met-Pro Corp	705	8,023
Metalico Inc *	749	4,419
Michael Baker Corp *	392	8,279
Miller Industries Inc	571	10,672
Mobile Mini Inc *	1,298	27,505
Moog Inc ‘A’ *	1,936	84,255
Mueller Industries Inc	1,545	58,571
Mueller Water Products Inc ‘A’	7,474	29,747
Multi-Color Corp	514	12,691
MYR Group Inc *	53	1,240
NACCO Industries Inc ‘A’	278	26,916
Navigant Consulting Inc *	2,467	25,879
NCI Building Systems Inc *	877	9,989
Northwest Pipe Co *	460	11,988
Odyssey Marine Exploration Inc *	2,201	6,889
On Assignment Inc *	1,593	15,659
Orbital Sciences Corp *	1,615	27,213
Orion Marine Group Inc *	1,206	11,348
Pacer International Inc *	1,420	6,702
Patriot Transportation Holding Inc *	274	6,129
Pike Electric Corp *	728	6,436
Powell Industries Inc *	394	14,381
PowerSecure International Inc *	717	5,177
Preformed Line Products Co	107	7,616
Primoris Services Corp	149	1,922
Quad/Graphics Inc	1,089	42,319
Quality Distribution Inc *	475	6,184
Quanex Building Products Corp	1,814	29,731
RailAmerica Inc *	1,008	15,120
RBC Bearings Inc *	202	7,628
Republic Airways Holdings Inc *	2,351	12,836
Resources Connection Inc	2,229	26,837
Roadrunner Transportation Systems Inc *	383	5,776
Robbins & Myers Inc	1,858	98,195
RSC Holdings Inc *	3,205	38,332
Rush Enterprises Inc ‘A’ *	1,493	28,412
Saia Inc *	704	11,933
Schawk Inc	528	8,744
School Specialty Inc *	806	11,598
Seaboard Corp	14	33,852
SeaCube Container Leasing Ltd (Bermuda)	550	9,449
SFN Group Inc *	2,049	18,625
Simpson Manufacturing Co Inc	1,974	58,963
SkyWest Inc	2,522	37,981
Southwest Airlines Co	1	11
Spirit Airlines Inc *	719	8,621
Standex International Corp	481	14,752
Steelcase Inc ‘A’	3,366	38,339
Sterling Construction Co Inc *	765	10,534
Swift Transportation Co *	2,667	36,138
SYKES Enterprises Inc *	1,763	37,957
Tecumseh Products Co ‘A’ *	928	9,466
Teledyne Technologies Inc *	1,248	62,849
Tetra Tech Inc *	2,345	52,762
The Brink’s Co	283	8,442
The Dolan Co *	1,358	11,502
The Geo Group Inc *	3,062	70,518
The Greenbrier Cos Inc *	902	17,824
The Keyw Holding Corp *	831	10,296
Titan Machinery Inc *	500	14,390
TMS International Corp ‘A’ *	335	4,372
Tredegar Corp	1,121	20,570
Triumph Group Inc	782	77,872
TrueBlue Inc *	737	10,672
Tutor Perini Corp	1,484	28,463
Ultrapetrol Bahamas Ltd * (Bahamas)	866	4,278
UniFirst Corp	672	37,760
United Capital Corp *	71	2,126
United Rentals Inc *	2,079	52,807
United Stationers Inc	2,056	72,844
UniTek Global Services Inc *	464	3,670
Universal Forest Products Inc	936	22,427
Universal Truckload Services Inc *	304	5,208
US Airways Group Inc *	7,660	68,251
USG Corp *	1,032	14,799
Valence Technology Inc *	1,640	1,935
Viad Corp	821	18,300
VSE Corp	182	4,532
Watts Water Technologies Inc ‘A’	1,289	45,643
WCA Waste Corp *	697	4,015
Werner Enterprises Inc	1,774	44,439
Zipcar Inc *	101	2,061

		4,490,974

Information Technology - 11.5%

Accelrys Inc *	2,705	19,233
Acxiom Corp *	3,861	50,618
Advanced Analogic Technologies Inc *	1,512	9,155
Advanced Energy Industries Inc *	2,078	30,734
Agilysys Inc *	771	6,430
Alpha & Omega Semiconductor Ltd * (Bermuda)	658	8,719
Amkor Technology Inc *	5,014	30,936
ANADIGICS Inc *	3,033	9,736
Anaren Inc *	625	13,281
Anixter International Inc	671	43,843
Applied Micro Circuits Corp *	445	3,943
ARRIS Group Inc *	5,871	68,162
ATMI Inc *	1,434	29,297
Aviat Networks Inc *	2,741	10,800
Avid Technology Inc *	1,379	25,980
Axcelis Technologies Inc *	5,331	8,743
AXT Inc *	877	7,437
Bel Fuse Inc ‘B’	475	10,303
Benchmark Electronics Inc *	2,890	47,685
BigBand Networks Inc *	2,327	5,050
Black Box Corp	867	27,111
Blue Coat Systems Inc *	1,301	28,440
Brightpoint Inc *	1,732	14,047
Brooks Automation Inc *	3,151	34,220
Cabot Microelectronics Corp *	861	40,011
CACI International Inc ‘A’ *	1,316	83,013
Checkpoint Systems Inc *	1,920	34,330
CIBER Inc *	3,133	17,388
Cognex Corp	370	13,109
Coherent Inc *	351	19,400
Cohu Inc	1,082	14,185
Communications Systems Inc	289	5,182
Computer Task Group Inc *	263	3,464
Comtech Telecommunications Corp	1,272	35,667
Convergys Corp *	4,978	67,900
Cray Inc *	1,609	10,298
CSG Systems International Inc *	809	14,950
CTS Corp	1,700	16,439
Cymer Inc *	1,087	53,817
Daktronics Inc	1,362	14,696
DDi Corp	425	4,055
DealerTrack Holdings Inc *	284	6,518
DG FastChannel Inc *	289	9,262
Digi International Inc *	1,014	13,182
Digital River Inc *	1,634	52,549
Dot Hill Systems Corp *	1,930	5,481
DSP Group Inc *	1,186	10,318
Dynamics Research Corp *	400	5,456
Earthlink Inc	5,162	39,722
Ebix Inc *	440	8,382
Electro Rent Corp	504	8,628
Electro Scientific Industries Inc *	1,003	19,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-52

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Electronics for Imaging Inc *	2,074	$35,714
EMCORE Corp *	3,959	10,848
EMS Technologies Inc *	701	23,112
Emulex Corp *	4,069	34,993
Entegris Inc *	4,313	43,648
EPIQ Systems Inc	1,407	20,008
ePlus Inc *	191	5,050
Euronet Worldwide Inc *	2,437	37,554
Exar Corp *	1,443	9,134
Extreme Networks Inc *	3,178	10,297
Fair Isaac Corp	799	24,130
FEI Co *	133	5,079
FormFactor Inc *	2,457	22,260
FSI International Inc *	1,749	4,792
Gerber Scientific Inc *	1,126	12,532
Global Cash Access Holdings Inc *	1,332	4,236
Globecomm Systems Inc *	293	4,559
GSI Group Inc (Canada) *	1,152	13,882
GSI Technology Inc *	905	6,516
Harmonic Inc *	4,313	31,183
Identive Group Inc *	1,727	4,007
Imation Corp *	1,407	13,282
Infinera Corp *	4,688	32,394
InfoSpace Inc *	1,509	13,762
Insight Enterprises Inc *	2,217	39,263
Integral Systems Inc *	734	8,933
Integrated Device Technology Inc *	2,614	20,546
Integrated Silicon Solution Inc *	1,199	11,594
Intermec Inc *	2,849	31,453
Internap Network Services Corp *	328	2,411
Intevac Inc *	1,016	10,373
IXYS Corp *	384	5,752
JDA Software Group Inc *	1,635	50,505
Kemet Corp *	1,993	28,480
KIT Digital Inc *	1,707	20,382
Kopin Corp *	2,008	9,458
Kulicke & Soffa Industries Inc *	3,415	38,043
KVH Industries Inc *	626	6,654
L-1 Identity Solutions Inc *	2,588	30,409
Lattice Semiconductor Corp *	3,904	25,454
Limelight Networks Inc *	470	2,143
Littelfuse Inc	122	7,164
Loral Space & Communications Inc *	473	32,859
LTX-Credence Corp *	1,024	9,155
ManTech International Corp ‘A’	1,100	48,862
Marchex Inc ‘B’	571	5,070
Mentor Graphics Corp *	2,549	32,653
Mercury Computer Systems Inc *	1,449	27,067
Methode Electronics Inc	1,800	20,898
Mindspeed Technologies Inc *	690	5,520
MIPS Technologies Inc *	695	4,802
MKS Instruments Inc	2,474	65,363
ModusLink Global Solutions Inc	1,975	8,848
MoneyGram International Inc *	599	1,989
Monolithic Power Systems Inc *	315	4,857
Multi-Fineline Electronix Inc *	335	7,239
Nanometrics Inc *	981	18,629
NCI Inc ‘A’ *	241	5,476
NeoPhotonics Corp *	309	2,138
Ness Technologies Inc *	1,499	11,347
Newport Corp *	1,235	22,440
Novatel Wireless Inc *	1,465	8,028
Oclaro Inc *	2,265	15,221
OmniVision Technologies Inc *	602	20,956
Openwave Systems Inc *	2,712	6,210
Oplink Communications Inc *	554	10,321
Opnext Inc *	2,247	5,123
ORBCOMM Inc *	1,517	4,748
OSI Systems Inc *	196	8,428
Park Electrochemical Corp	1,001	27,978
PC Connection Inc *	353	2,923
Perficient Inc *	379	3,889
Pericom Semiconductor Corp *	1,112	9,941
Photronics Inc *	2,535	21,471
Plantronics Inc	1,663	60,749
Plexus Corp *	160	5,570
PLX Technology Inc *	1,987	6,895
Power-One Inc *	246	1,993
Progress Software Corp *	1,296	31,272
Quantum Corp *	10,724	35,389
Quest Software Inc *	2,011	45,710
QuinStreet Inc *	1,093	14,187
RadiSys Corp *	849	6,189
RealNetworks Inc *	4,059	13,801
Renaissance Learning Inc	408	5,116
RF Micro Devices Inc *	11,704	71,628
Richardson Electronics Ltd	664	9,024
Rimage Corp	487	6,540
Rofin-Sinar Technologies Inc *	720	24,588
Rogers Corp *	506	23,377
Rosetta Stone Inc *	500	8,070
Rudolph Technologies Inc *	1,555	16,654
S1 Corp *	2,081	15,566
Sanmina-SCI Corp *	3,835	39,616
ScanSource Inc *	1,099	41,191
SeaChange International Inc *	678	7,309
Sigma Designs Inc *	1,431	10,933
Silicon Image Inc *	766	4,948
SMART Modular Technologies Inc * (Cayman)	3,100	28,396
Smith Micro Software Inc *	1,631	6,867
Sonus Networks Inc *	9,234	29,918
Spansion Inc ‘A’ *	2,387	45,998
SRA International Inc ‘A’ *	1,977	61,129
SS&C Technologies Holdings Inc *	1,218	24,202
Standard Microsystems Corp *	1,101	29,716
Stream Global Services Inc *	603	1,990
Supertex Inc *	497	11,133
support.com Inc *	818	3,926
Sycamore Networks Inc	960	21,350
Symmetricom Inc *	2,101	12,249
SYNNEX Corp *	1,192	37,786
TechTarget Inc *	288	2,180
Tekelec *	2,962	27,043
TeleCommunication Systems Inc ‘A’ *	1,356	6,549
Tessera Technologies Inc *	2,436	41,753
The Hackett Group Inc *	404	2,056
THQ Inc *	3,079	11,146
TTM Technologies Inc *	1,890	30,278
Unisys Corp *	1,194	30,686
United Online Inc	4,233	25,525
Veeco Instruments Inc *	587	28,417
ViaSat Inc *	1,076	46,559
Viasystems Group Inc *	113	2,541
Vishay Precision Group Inc *	546	9,216
Westell Technologies Inc ‘A’ *	2,353	8,400
X-Rite Inc *	1,172	5,825
XO Group Inc *	718	7,144
Xyratex Ltd * (Bermuda)	1,539	15,790
Zoran Corp *	2,275	19,110
Zygo Corp *	666	8,805

		3,573,099

Materials - 5.0%

A. Schulman Inc	1,399	35,241
A.M. Castle & Co *	734	12,192
American Vanguard Corp	840	10,895
Arch Chemicals Inc	1,086	37,402
Boise Inc	4,920	38,327
Buckeye Technologies Inc	1,881	50,749
Calgon Carbon Corp *	517	8,789

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-53

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Century Aluminum Co *	2,452	$38,374
Chase Corp	276	4,626
Chemtura Corp *	1,766	32,141
Clearwater Paper Corp *	542	37,008
Coeur d’Alene Mines Corp *	3,946	95,730
Eagle Materials Inc	381	10,618
Ferro Corp *	4,110	55,238
FutureFuel Corp	537	6,503
Georgia Gulf Corp *	1,615	38,986
Golden Minerals Co *	98	1,742
Golden Star Resources Ltd (XASE) * (Canada)	12,318	27,100
Graham Packaging Co Inc *	1,055	26,607
Graphic Packaging Holding Co *	895	4,869
H.B. Fuller Co	2,186	53,382
Handy & Harman Ltd *	208	3,201
Haynes International Inc	123	7,617
Headwaters Inc *	2,720	8,514
Horsehead Holding Corp *	1,992	26,533
Innospec Inc *	112	3,764
Jaguar Mining Inc * (Canada)	4,114	19,665
Kaiser Aluminum Corp	441	24,087
KapStone Paper and Packaging Corp *	1,845	30,572
Kraton Performance Polymers Inc *	180	7,051
Landec Corp *	1,294	8,540
Louisiana-Pacific Corp *	6,255	50,916
Materion Corp *	895	33,088
Minerals Technologies Inc	865	57,341
Myers Industries Inc	1,316	13,528
Neenah Paper Inc	343	7,299
Olin Corp	1,496	33,899
Olympic Steel Inc	426	11,728
OM Group Inc *	1,469	59,700
PH Glatfelter Co	2,170	33,375
PolyOne Corp	1,255	19,415
Quaker Chemical Corp	138	5,935
Revett Minerals Inc * (Canada)	488	2,201
RTI International Metals Inc *	1,240	47,579
Schweitzer-Mauduit International Inc	827	46,436
Sensient Technologies Corp	2,365	87,671
Spartech Corp *	1,371	8,349
Stepan Co	387	27,438
STR Holdings Inc *	1,462	21,813
Texas Industries Inc	1,085	45,169
Thompson Creek Metals Co Inc * (Canada)	7,236	72,215
TPC Group Inc *	209	8,197
United States Lime & Minerals Inc *	85	3,486
Universal Stainless & Alloy Products Inc *	348	16,273
US Energy Corp *	1,164	4,970
Verso Paper Corp *	755	2,023
Vista Gold Corp (Canada) *	2,661	7,531
Wausau Paper Corp	2,305	15,536
Worthington Industries Inc	1,031	23,816
Zoltek Cos Inc *	1,337	14,079

		1,547,069

Telecommunication Services - 0.8%

Alaska Communications Systems Group Inc	1,625	14,414
Atlantic Tele-Network Inc	325	12,467
Cincinnati Bell Inc *	6,848	22,735
Consolidated Communications Holdings Inc	269	5,229
Fairpoint Communications Inc *	911	8,390
Global Crossing Ltd * (Bermuda)	550	21,109
Globalstar Inc *	4,978	6,123
ICO Global Communications Holdings Ltd *	2,509	6,950
IDT Corp ‘B’	55	1,486
Iridium Communications Inc *	1,903	16,461
Leap Wireless International Inc *	2,312	37,524
Neutral Tandem Inc *	1,682	29,301
PAETEC Holding Corp *	1,821	8,723
Premiere Global Services Inc *	2,539	20,261
SureWest Communications	592	9,898
USA Mobility Inc	1,009	15,397
Vonage Holdings Corp *	3,641	16,057

		252,525

Utilities - 6.1%

ALLETE Inc	1,513	62,094
American States Water Co	911	31,575
Artesian Resources Corp ‘A’	312	5,622
Atlantic Power Corp * (Canada)	2,984	45,416
Avista Corp	2,715	69,748
Black Hills Corp	1,873	56,359
Cadiz Inc *	524	5,691
California Water Service Group	2,020	37,794
Central Vermont Public Service Corp	652	23,570
CH Energy Group Inc	743	39,572
Chesapeake Utilities Corp	436	17,453
Cleco Corp	2,852	99,392
Connecticut Water Service Inc	387	9,899
Consolidated Water Co Ltd (Cayman)	646	6,001
Dynegy Inc *	4,937	30,560
El Paso Electric Co	1,989	64,245
IDACORP Inc	2,325	91,837
MGE Energy Inc	1,106	44,826
Middlesex Water Co	833	15,477
New Jersey Resources Corp	1,952	87,079
Nicor Inc	2,050	112,217
Northwest Natural Gas Co	1,269	57,270
NorthWestern Corp	1,718	56,883
Ormat Technologies Inc	879	19,347
Otter Tail Corp	1,642	34,646
Pennichuck Corp	85	2,444
Piedmont Natural Gas Co Inc	3,388	102,521
PNM Resources Inc	4,124	69,036
Portland General Electric Co	3,528	89,188
SJW Corp	722	17,501
South Jersey Industries Inc	1,163	63,163
Southwest Gas Corp	2,162	83,475
The Empire District Electric Co	2,014	38,790
The Laclede Group Inc	1,079	40,819
UIL Holdings Corp	2,382	77,058
Unisource Energy Corp	1,722	64,282
Unitil Corp	485	12,755
WGL Holdings Inc	2,413	92,876
York Water Co	581	9,616

		1,888,097

Total Common Stocks
(Cost $26,206,468)		29,406,805

EXCHANGE-TRADED FUND - 3.0%

iShares Russell 2000 Value Index Fund	12,574	923,057

Total Exchange-Traded Fund
(Cost $910,746)		923,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-54

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 6.3%

Repurchase Agreement - 6.3%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $1,949,081; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $1,990,000)	$1,949,080	$1,949,080

Total Short-Term Investment
(Cost $1,949,080)		1,949,080

TOTAL INVESTMENTS - 104.2%
(Cost $29,066,294)		32,278,942

OTHER ASSETS & LIABILITIES, NET - (4.2%)		(1,288,452)

NET ASSETS - 100.0%		$30,990,490

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	32.5%
Industrials	14.5%
Information Technology	11.5%
Consumer Discretionary	11.3%
Short-Term Investment	6.3%
Utilities	6.1%
Health Care	5.4%
Energy	5.1%
Materials	5.0%
Exchange-Traded Fund	3.0%
Consumer Staples	2.7%
Telecommunication Services	0.8%

104.2%
Other Assets & Liabilities, Net	(4.2%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, $33,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	7	$548,017	$29,763

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$29,406,805	$29,406,805	$-	$-
	Exchange-Traded Fund	923,057	923,057	-	-
	Short-Term Investment	1,949,080	-	1,949,080	-
	Derivatives:
	Equity Contracts
	Futures	29,763	29,763	-	-

	Total	$32,308,705	$30,359,625	$1,949,080	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-55

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Popular Espanol SA Exp. 12/31/49 *	4,770	$346
Criteria Caixacorp SA Exp. 07/15/11 *	9,407	709

		1,055

Total Rights
(Cost $1,030)		1,055

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	28,874

Total Preferred Stocks
(Cost $22,181)		28,874

COMMON STOCKS - 98.8%

Australia - 7.5%

AGL Energy Ltd	3,077	48,434
Alumina Ltd ADR	4,800	44,160
Amcor Ltd	5,181	40,147
AMP Ltd	15,084	79,325
APA Group	2,248	9,823
Asciano Ltd	16,658	29,451
ASX Ltd	1,292	42,330
Atlas Iron Ltd *	1,993	8,032
Australia & New Zealand Banking Group Ltd	17,142	406,348
Bendigo and Adelaide Bank Ltd	4,988	47,566
BHP Billiton Ltd	678	32,043
BHP Billiton Ltd ADR	9,450	894,254
BlueScope Steel Ltd	6,950	9,045
Boral Ltd	5,402	25,612
Brambles Ltd	10,094	78,482
Campbell Brothers Ltd	235	11,573
Coca-Cola Amatil Ltd	3,047	37,386
Cochlear Ltd	375	29,024
Commonwealth Bank of Australia	10,168	572,664
Computershare Ltd	3,833	36,613
Crown Ltd	4,092	39,336
CSL Ltd	3,667	130,347
Echo Entertainment Group Ltd *	3,225	14,216
Fortescue Metals Group Ltd	8,933	61,294
Foster’s Group Ltd	11,104	61,334
Iluka Resources Ltd	3,604	65,194
Incitec Pivot Ltd	12,372	51,526
Insurance Australia Group Ltd	13,662	49,948
JB Hi-Fi Ltd	2,393	43,961
Leighton Holdings Ltd	1,306	29,461
Lend Lease Group	3,333	32,188
Macquarie Group Ltd	2,175	73,375
Metcash Ltd	6,292	28,080
National Australia Bank Ltd	14,322	395,967
Newcrest Mining Ltd	4,826	195,548
OneSteel Ltd	5,101	10,187
Orica Ltd	2,888	83,727
Origin Energy Ltd	6,350	107,967
OZ Minerals Ltd	1,762	25,073
Paladin Energy Ltd *	11,912	32,471
QBE Insurance Group Ltd	6,761	125,484
Rio Tinto Ltd	2,629	235,318
Santos Ltd	6,191	90,268
Sims Metal Management Ltd ADR	1,200	22,788
Sonic Healthcare Ltd	2,188	30,279
Suncorp Group Ltd	6,091	53,241
Tabcorp Holdings Ltd	3,225	11,409
Tatts Group Ltd	21,346	55,112
Telstra Corp Ltd	22,978	71,402
Toll Holdings Ltd	2,592	13,522
Transurban Group	7,348	41,274
Treasury Wine Estates Ltd *	3,701	13,496
UGL Ltd	1,497	22,372
Wesfarmers Ltd	6,478	222,013
Westpac Banking Corp ADR	3,600	432,576
Woodside Petroleum Ltd	4,114	181,498
Woolworths Ltd	7,787	232,338
WorleyParsons Ltd	815	24,814

		5,892,716

Austria - 0.3%

Andritz AG	402	41,450
Erste Group Bank AG	1,052	55,096
OMV AG	899	39,274
Telekom Austria AG	2,991	38,169
Voestalpine AG	856	47,213

		221,202

Belgium - 0.8%

Ageas	9,285	25,150
Anheuser-Busch InBev NV	1,314	76,261
Anheuser-Busch InBev NV ADR	2,600	150,826
Bekaert SA	349	26,575
Belgacom SA	785	27,972
Colruyt SA	707	35,371
Delhaize Group SA ADR	749	56,445
KBC Groep NV	812	31,862
Solvay SA	471	72,720
UCB SA	1,048	47,092
Umicore	1,101	60,051

		610,325

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings Ltd	5,000	25,949
Esprit Holdings Ltd	6,086	19,016
Kerry Properties Ltd	3,500	16,940
Li & Fung Ltd	40,000	79,947
Seadrill Ltd	2,091	73,517
Shangri-La Asia Ltd	8,666	21,320
VTech Holdings Ltd	4,000	47,755

		284,444

Canada - 10.8%

Agnico-Eagle Mines Ltd (TSE)	900	56,905
Agrium Inc	973	85,441
Alimentation Couche Tard Inc ‘B’	1,500	43,735
ARC Resources Ltd	1,378	35,734
Bank of Montreal	3,900	248,084
Bank of Nova Scotia	6,100	367,474
Barrick Gold Corp (TSE)	5,600	254,263
Baytex Energy Corp	608	33,235
BCE Inc	1,750	68,625
Bell Aliant Inc	1,465	43,626
Bombardier Inc ‘B’	10,800	77,827
Bonavista Energy Corp	1,300	38,510
Brookfield Asset Management Inc ‘A’	3,800	126,437
Brookfield Properties Corp (TSE)	2,300	44,428
Cameco Corp	1,750	46,161
Canadian Imperial Bank of Commerce	2,504	197,708
Canadian National Railway Co (TSE)	2,850	227,953
Canadian Natural Resources Ltd (TSE)	6,640	278,351
Canadian Oil Sands Ltd	2,800	80,796
Canadian Pacific Railway Ltd	1,000	62,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-56

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Canadian Tire Corp Ltd ‘A’	200	$13,085
Canadian Utilities Ltd ‘A’	800	46,468
Cenovus Energy Inc (TSE)	4,284	161,686
CGI Group Inc ‘A’ *	1,000	24,688
CI Financial Corp	700	16,621
Crescent Point Energy Corp	1,400	64,698
Eldorado Gold Corp	3,700	54,592
Empire Co Ltd ‘A’	800	46,368
Enbridge Inc	4,700	152,825
Encana Corp (TSE)	4,948	152,783
Enerplus Corp	1,296	40,918
Fairfax Financial Holdings Ltd	100	40,023
Finning International Inc	1,600	47,447
First Quantum Minerals Ltd	400	58,321
Fortis Inc	600	20,125
Franco-Nevada Corp	350	13,064
George Weston Ltd	700	50,763
Gildan Activewear Inc	1,400	49,340
Goldcorp Inc	4,950	239,429
Great-West Lifeco Inc	2,200	58,122
Husky Energy Inc	1,200	32,723
IAMGOLD Corp (TSE)	2,700	50,783
IGM Financial Inc	1,200	62,896
Imperial Oil Ltd	2,250	104,795
Industrial Alliance Insurance & Financial Services Inc	900	37,420
Inmet Mining Corp	200	14,392
Intact Financial Corp	950	54,570
Ivanhoe Mines Ltd *	2,280	57,612
Kinross Gold Corp	7,144	112,814
Loblaw Cos Ltd	400	16,154
Magna International Inc	1,400	75,701
Manulife Financial Corp	10,414	184,428
Metro Inc ‘A’	400	19,904
National Bank of Canada	1,000	81,103
New Gold Inc *	6,100	62,932
Nexen Inc	4,040	91,067
Niko Resources Ltd	400	24,972
Onex Corp	1,600	61,996
Open Text Corp *	600	38,465
Pacific Rubiales Energy Corp	750	20,102
Pan American Silver Corp	1,000	30,971
Pembina Pipeline Corp	1,500	39,489
Pengrowth Energy Corp	3,100	39,053
Penn West Petroleum Ltd	1,891	43,665
Petrominerales Ltd	675	19,814
Potash Corp of Saskatchewan Inc (TSE)	5,400	308,395
Precision Drilling Corp *	2,800	40,209
Progress Energy Resources Corp	3,100	44,132
Quadra FNX Mining Ltd *	56	831
Research In Motion Ltd (TSE) *	3,240	93,661
Rogers Communications Inc ‘B’	2,000	79,195
Royal Bank of Canada	8,875	507,314
Saputo Inc	1,400	67,514
Shaw Communications Inc ‘B’	2,700	61,562
Shoppers Drug Mart Corp	1,450	59,687
Silver Wheaton Corp	1,800	59,406
SNC-Lavalin Group Inc	1,025	62,577
Sun Life Financial Inc	3,261	98,224
Suncor Energy Inc (TSE)	10,269	402,476
SXC Health Solutions Corp (TSE) *	700	41,349
Talisman Energy Inc	6,673	137,065
Teck Resources Ltd ‘B’	3,650	185,518
TELUS Corp	1,000	52,693
The Toronto-Dominion Bank	5,221	442,712
Thomson Reuters Corp (TSE)	2,200	82,598
Tim Hortons Inc	1,400	68,356
TransAlta Corp	700	14,944
TransCanada Corp (TSE)	4,125	181,133
Trican Well Service Ltd	1,800	42,291
Uranium One Inc	6,200	17,100
Valeant Pharmaceuticals International Inc (TSE)	2,800	145,596
Vermilion Energy Inc	433	22,897
Viterra Inc	1,300	14,126
Yamana Gold Inc	4,900	57,208

		8,537,637

Cayman - 0.1%

ASM Pacific Technology Ltd	1,200	16,500
Sands China Ltd *	13,200	35,609
Wynn Macau Ltd	16,800	55,124

		107,233

Cyprus - 0.0%

Bank of Cyprus PLC	117	345

Denmark - 1.0%

A.P. Moller - Maersk AS ‘B’	11	94,963
Carlsberg AS ‘B’	741	80,682
Coloplast AS	258	39,234
Danske Bank AS *	4,654	86,136
DSV AS	1,789	42,944
FLSmidth & Co AS	172	14,625
Jyske Bank AS *	263	10,392
Novo Nordisk AS	299	37,459
Novo Nordisk AS ADR	2,400	300,672
Novozymes AS ‘B’	294	47,903
Vestas Wind Systems AS *	1,015	23,562

		778,572

Finland - 0.8%

Fortum OYJ	2,974	86,232
Kesko OYJ ‘B’	886	41,206
Kone OYJ ‘B’	1,360	85,440
Metso OYJ	1,173	66,683
Nokia OYJ ADR	19,600	125,832
Nokian Renkaat OYJ	1,166	58,549
Sampo OYJ ‘A’	3,085	99,598
Stora Enso OYJ ‘R’	2,851	29,939
UPM-Kymmene OYJ	2,662	48,704
Wartsila OYJ	682	23,062

		665,245

France - 8.6%

Accor SA	566	25,321
Air Liquide SA	1,764	252,714
Alcatel-Lucent *	7,480	43,164
Alcatel-Lucent ADR *	8,000	46,160
Alstom SA	1,207	74,345
Arkema SA	340	34,970
AXA SA	8,239	187,027
AXA SA ADR	2,200	50,116
BioMerieux	397	46,056
BNP Paribas	6,219	479,541
Bouygues SA	1,880	82,671
Bureau Veritas SA	173	14,609
Capgemini SA	985	57,679
Carrefour SA *	2,860	117,573
Casino Guichard Perrachon SA	445	41,941
Christian Dior SA	394	61,915
Cie de Saint-Gobain	2,796	181,231
Cie Generale d’Optique Essilor International SA	994	80,652
Cie Generale de Geophysique-Veritas ADR *	1,300	47,554
Cie Generale des Etablissements Michelin ‘B’	820	80,311
CNP Assurances	366	7,968
Credit Agricole SA	4,995	75,042
Danone SA	3,684	275,022

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-57

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Dassault Systemes SA	450	$38,268
Edenred	890	27,155
Electricite de France SA	998	39,127
Eutelsat Communications SA	440	19,809
France Telecom SA	4,061	86,351
France Telecom SA ADR	5,000	106,450
GDF Suez	6,726	245,819
Groupe Eurotunnel SA	3,409	38,146
Hermes International	398	117,542
Iliad SA	314	42,138
L’Oreal SA	1,521	197,386
Lafarge SA	1,294	82,453
Lagardere SCA	502	21,243
Legrand SA	1,415	59,561
LVMH Moet Hennessy Louis Vuitton SA	1,581	284,101
Natixis	3,815	19,141
Pernod-Ricard SA	1,194	117,759
Peugeot SA	668	29,967
PPR	341	60,734
Publicis Groupe SA	968	54,038
Renault SA	1,468	87,097
Safran SA	1,529	65,244
Sanofi	3,995	321,360
Sanofi ADR	4,200	168,714
Schneider Electric SA	1,541	257,303
SCOR SE	778	22,083
Societe BIC SA	247	23,861
Societe Generale	4,012	237,615
Sodexo	662	51,857
Suez Environnement Co	1,175	23,416
Technip SA	709	75,999
Thales SA	962	41,430
Total SA	8,375	484,188
Total SA ADR	5,000	289,200
Valeo SA	375	25,653
Vallourec SA	780	95,094
Veolia Environnement SA	898	25,300
Veolia Environnement SA ADR	1,400	39,676
Vinci SA	2,862	183,676
Vivendi SA	7,008	195,334
Zodiac Aerospace	339	29,516

		6,794,386

Germany - 7.5%

Adidas AG	1,125	89,192
Aixtron SE ADR	1,100	37,532
Allianz SE	2,873	400,631
BASF SE	5,686	557,349
Bayer AG	5,152	413,791
Bayerische Motoren Werke AG	2,017	201,415
Beiersdorf AG	260	16,893
Bilfinger Berger SE	330	32,682
Commerzbank AG *	8,548	36,818
Continental AG *	519	54,691
Daimler AG (NYSE)	2,700	203,472
Daimler AG (XETR)	3,010	226,989
Deutsche Bank AG (NYSE)	3,450	204,378
Deutsche Bank AG (XETR)	2,468	145,663
Deutsche Boerse AG	1,211	91,951
Deutsche Lufthansa AG	879	19,146
Deutsche Post AG	5,327	102,410
Deutsche Telekom AG	5,850	91,284
Deutsche Telekom AG ADR	11,200	175,056
E.ON AG	11,357	322,816
Fresenius Medical Care AG & Co KGaA	319	23,860
Fresenius Medical Care AG & Co KGaA ADR	1,000	74,700
Fresenius SE & Co KGaA	696	72,649
GEA Group AG	1,304	46,700
Hannover Rueckversicherung AG	877	45,609
HeidelbergCement AG	599	38,309
Henkel AG & Co KGaA	1,143	65,513
Hochtief AG	157	13,119
Infineon Technologies AG	6,979	78,418
K +S AG	1,001	76,865
Lanxess AG	531	43,557
Linde AG	966	169,481
MAN SE - New	663	89,174
Merck KGaA	320	34,793
Metro AG	765	46,327
Muenchener Rueckversicherungs AG	1,192	181,965
Puma AG Rudolf Dassler Sport	40	12,645
RWE AG	2,642	146,781
Salzgitter AG	126	9,607
SAP AG	1,673	101,431
SAP AG ADR	3,600	218,340
Siemens AG	3,202	440,021
Siemens AG ADR	1,900	261,307
Software AG	714	42,808
ThyssenKrupp AG	1,883	97,836
Volkswagen AG	320	58,864

		5,914,838

Greece - 0.1%

Coca Cola Hellenic Bottling Co SA *	911	24,470
Coca Cola Hellenic Bottling Co SA ADR *	543	14,531
National Bank of Greece SA *	2,565	18,445
National Bank of Greece SA ADR	15,200	21,736
OPAP SA	574	8,965

		88,147

Hong Kong - 1.9%

Bank of East Asia Ltd	9,600	39,647
BOC Holdings Ltd	21,000	61,037
Cheung Kong Holdings Ltd	9,000	132,165
CLP Holdings Ltd	11,500	102,091
Dah Sing Banking Group Ltd	14,080	19,744
Hang Lung Group Ltd	4,000	25,399
Hang Lung Properties Ltd	21,000	86,615
Hang Seng Bank Ltd	4,400	70,384
Henderson Land Development Co Ltd	6,000	38,915
Hong Kong & China Gas Co Ltd	26,730	60,808
Hong Kong Exchanges & Clearing Ltd	6,600	139,060
Hopewell Holdings Ltd	500	1,586
Hutchison Whampoa Ltd	15,000	162,524
Hysan Development Co Ltd	3,000	14,940
MTR Corp	18,002	64,028
New World Development Ltd	18,000	27,328
Power Assets Holdings Ltd	10,500	79,138
Sino Land Co Ltd	24,000	38,723
SJM Holdings Ltd	19,000	45,346
Sun Hung Kai Properties Ltd	11,000	160,368
Television Broadcasts Ltd	3,000	19,885
Wharf Holdings Ltd	9,000	62,762
Wheelock & Co Ltd	3,000	12,106
Wing Hang Bank Ltd	1,000	10,986

		1,475,585

Ireland - 0.3%

CRH PLC ADR	5,000	112,600
Elan Corp PLC *	6,738	77,339
Kerry Group PLC ‘A’	594	24,472

		214,411

Israel - 0.6%

Bank Hapoalim BM *	7,585	37,914
Bank Leumi Le-Israel BM	8,065	38,134
Bezeq The Israeli Telecommunication Corp Ltd	14,344	36,315
Israel Chemicals Ltd	2,745	43,805
NICE Systems Ltd ADR *	800	29,088
Teva Pharmaceutical Industries Ltd ADR	6,300	303,786

		489,042

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-58

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Italy - 2.1%

Assicurazioni Generali SPA	6,365	$134,190
Atlantia SPA	1,095	23,317
Autogrill SPA	2,362	31,018
Banco Popolare SC	2,627	6,050
Enel SPA	44,418	290,235
ENI SPA	7,488	177,458
ENI SPA ADR	3,800	180,690
Fiat Industrial SPA *	3,549	45,837
Fiat SPA	3,549	38,997
Finmeccanica SPA	2,366	28,628
Intesa Sanpaolo SPA	61,604	164,038
Luxottica Group SPA ADR	1,300	41,730
Mediaset SPA	2,510	11,800
Mediobanca SPA	1,639	16,598
Parmalat SPA *	16,499	62,064
Prysmian SPA	762	15,339
Saipem SPA	1,364	70,437
Snam Rete Gas SPA	7,659	45,334
Telecom Italia SPA	32,902	45,766
Telecom Italia SPA ADR	2,600	36,140
Terna Rete Elettrica Nazionale SPA	7,827	36,392
UniCredit SPA	82,024	173,621
Unione di Banche Italiane SCPA	1,840	10,357

		1,686,036

Japan - 18.1%

Advantest Corp ADR	429	7,911
Aeon Co Ltd	5,300	63,972
Aeon Mall Co Ltd	700	16,957
Aisin Seiki Co Ltd	1,400	54,174
Ajinomoto Co Inc	6,000	71,231
Alps Electric Co Ltd	1,500	15,248
Asahi Breweries Ltd	2,900	58,416
Asahi Glass Co Ltd	6,000	70,214
Asahi Kasei Corp	7,000	47,173
Astellas Pharma Inc	3,300	128,044
Benesse Holdings Inc	300	12,889
Bridgestone Corp	5,100	117,507
Brother Industries Ltd	1,600	23,667
Canon Inc	900	42,810
Canon Inc ADR	5,890	280,305
Casio Computer Co Ltd	6,200	43,755
Central Japan Railway Co	9	70,752
Chiyoda Corp	2,000	23,054
Chubu Electric Power Co Inc	4,100	80,068
Chugai Pharmaceutical Co Ltd	600	9,839
Dai Nippon Printing Co Ltd	3,000	33,811
Daido Steel Co Ltd	7,000	46,825
Daihatsu Motor Co Ltd	1,000	17,019
Daiichi Sankyo Co Ltd	4,300	84,027
Daikin Industries Ltd	1,500	53,170
Dainippon Screen Manufacturing Co Ltd	2,000	17,077
Daito Trust Construction Co Ltd	300	25,470
Daiwa House Industry Co Ltd	3,000	37,856
Daiwa Securities Group Inc	9,000	39,653
Dena Co Ltd	400	17,203
Denso Corp	3,600	133,893
Dentsu Inc	1,800	53,281
Dowa Holdings Co Ltd	4,000	24,825
East Japan Railway Co	2,300	131,723
Ebara Corp	3,000	17,695
Eisai Co Ltd	1,600	62,425
Electric Power Development Co Ltd	400	10,812
FANUC Corp	1,200	200,668
Fast Retailing Co Ltd	400	64,691
Fuji Heavy Industries Ltd	3,000	23,313
FUJIFILM Holdings Corp	3,400	106,043
Fujitsu Ltd	13,000	74,307
Fukuoka Financial Group Inc	3,000	12,539
Glory Ltd	1,300	29,282
GS Yuasa Corp	1,000	6,674
Hamamatsu Photonics KK	800	34,589
Hankyu Hanshin Holdings Inc	9,000	35,626
Hirose Electric Co Ltd	100	10,251
Hisamitsu Pharmaceutical Co Inc	300	12,780
Hitachi Chemical Co Ltd	800	15,871
Hitachi Construction Machinery Co Ltd	800	17,934
Hitachi Ltd ADR	2,600	154,856
Hitachi Metals Ltd	1,000	14,131
Hitachi Transport System Ltd	700	11,993
Hokkaido Electric Power Co Inc	600	9,980
Hokuhoku Financial Group Inc	5,000	9,904
Hokuriku Electric Power Co	600	11,450
Honda Motor Co Ltd	2,300	88,612
Honda Motor Co Ltd ADR	7,000	270,270
HOYA Corp	2,650	58,667
Ibiden Co Ltd	500	15,654
Idemitsu Kosan Co Ltd	100	10,672
IHI Corp	6,000	15,504
INPEX Corp	14	103,505
Isetan Mitsukoshi Holdings Ltd	1,300	12,736
Isuzu Motors Ltd	10,000	47,339
ITOCHU Corp	11,400	118,570
ITOCHU Techno-Solutions Corp	1,100	39,048
Izumi Co Ltd	2,200	33,030
J Front Retailing Co Ltd	2,000	8,835
Japan Tobacco Inc	28	108,082
JFE Holdings Inc	2,700	74,254
JGC Corp	1,000	27,397
JS Group Corp	1,800	46,427
JSR Corp	600	11,630
JTEKT Corp	1,300	19,155
JX Holdings Inc	13,200	88,784
K’s Holdings Corp	400	17,295
Kajima Corp	18,333	52,596
Kamigumi Co Ltd	2,000	18,692
Kaneka Corp	2,000	13,141
Kansai Paint Co Ltd	4,000	36,445
Kao Corp	4,200	110,436
Kawasaki Heavy Industries Ltd	10,000	39,843
KDDI Corp	21	151,094
Keihan Electric Railway Co Ltd	11,000	46,955
Keikyu Corp	2,000	14,422
Keio Corp	2,000	11,031
Keyence Corp	400	113,572
Kikkoman Corp	2,000	21,078
Kintetsu Corp	12,000	38,537
Kirin Holdings Co Ltd	5,000	69,705
Kobe Steel Ltd	16,000	36,385
Komatsu Ltd	5,700	177,972
Konica Minolta Holdings Inc	6,000	50,115
Kubota Corp ADR	1,400	62,328
Kuraray Co Ltd	1,500	21,975
Kurita Water Industries Ltd	500	14,916
Kyocera Corp	500	50,909
Kyocera Corp ADR	509	52,132
Kyowa Hakko Kirin Co Ltd	1,000	9,539
Kyushu Electric Power Co Inc	3,100	55,817
Lawson Inc	300	15,738
Makita Corp	500	23,299
Makita Corp ADR	200	9,348
Marubeni Corp	10,000	66,458
Mazda Motor Corp *	14,000	36,893
MEIJI Holdings Co Ltd	300	12,649
Miraca Holdings Inc	400	16,207
MISUMI Group Inc	1,200	31,104
Mitsubishi Chemical Holdings Corp	10,000	70,861
Mitsubishi Corp	8,200	204,818

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-59

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Mitsubishi Electric Corp	14,000	$162,625
Mitsubishi Estate Co Ltd	9,000	157,950
Mitsubishi Heavy Industries Ltd	16,000	75,236
Mitsubishi Materials Corp	5,000	15,754
Mitsubishi Motors Corp *	35,000	42,701
Mitsubishi Tanabe Pharma Corp	1,200	20,084
Mitsubishi UFJ Financial Group Inc	21,300	103,802
Mitsubishi UFJ Financial Group Inc ADR	56,980	275,213
Mitsui & Co Ltd	3,900	67,431
Mitsui & Co Ltd ADR	300	104,700
Mitsui Chemicals Inc	11,000	40,082
Mitsui Fudosan Co Ltd	6,000	103,337
Mitsui OSK Lines Ltd	6,000	32,285
Mizuho Financial Group Inc	19,300	31,722
Mizuho Financial Group Inc ADR	50,432	165,417
MS&AD Insurance Group Holdings Inc	3,400	79,583
Murata Manufacturing Co Ltd	1,300	86,916
Nagase & Co Ltd	2,000	24,618
Namco Bandai Holdings Inc	4,800	57,779
NEC Corp *	19,000	43,388
NGK Insulators Ltd	1,000	18,630
NGK Spark Plug Co Ltd	2,000	27,635
NHK Spring Co Ltd	4,000	40,904
Nidec Corp ADR	2,300	53,728
Nikon Corp	2,300	54,391
Nintendo Co Ltd	700	131,452
Nippon Electric Glass Co Ltd	3,000	38,493
Nippon Express Co Ltd	3,000	12,156
Nippon Kayaku Co Ltd	3,000	31,645
Nippon Paper Group Inc	400	8,876
Nippon Steel Corp	32,000	103,813
Nippon Telegraph & Telephone Corp	1,300	62,701
Nippon Telegraph & Telephone Corp ADR	4,100	99,138
Nippon Yusen Kabushiki Kaisha	10,000	37,153
Nissan Motor Co Ltd	13,100	137,671
Nisshin Seifun Group Inc	500	6,249
Nissin Foods Holdings Co Ltd	300	10,928
Nitori Holdings Co Ltd	150	14,236
Nitto Denko Corp	1,000	50,811
NKSJ Holdings Inc	13,000	85,802
Nomura Holdings Inc	4,500	22,206
Nomura Holdings Inc ADR	19,971	98,457
NSK Ltd	2,000	19,966
NTT Data Corp	14	46,527
NTT DoCoMo Inc	21	37,505
NTT DoCoMo Inc ADR	6,700	119,997
Obayashi Corp	4,000	17,471
Odakyu Electric Railway Co Ltd	5,000	39,701
OJI Paper Co Ltd	3,000	14,388
Olympus Corp	1,300	43,865
Omron Corp	1,500	41,713
Ono Pharmaceutical Co Ltd	300	16,050
Oriental Land Co Ltd	200	16,966
Osaka Gas Co Ltd	11,000	41,724
Panasonic Corp	1,400	17,121
Panasonic Corp ADR	13,000	159,120
Park24 Co Ltd	3,000	31,189
Renesas Electronics Corp *	1,700	14,715
Resona Holdings Inc	11,700	55,046
Ricoh Co Ltd	4,000	44,374
Rinnai Corp	500	36,107
Rohm Co Ltd	900	51,634
Sankyo Co Ltd	200	10,334
Santen Pharmaceutical Co Ltd	800	32,432
SBI Holdings Inc	56	5,204
Secom Co Ltd	1,400	67,125
Sega Sammy Holdings Inc	1,200	23,197
Seiko Epson Corp	1,000	17,334
Sekisui Chemical Co Ltd	3,000	25,632
Sekisui House Ltd	3,000	27,933
Seven & I Holdings Co Ltd	4,700	126,402
Sharp Corp	6,000	54,756
Shikoku Electric Power Co Inc	500	11,355
Shimadzu Corp	1,000	9,159
Shimano Inc	300	16,504
Shin-Etsu Chemical Co Ltd	2,700	144,725
Shionogi & Co Ltd	2,900	47,489
Shiseido Co Ltd	2,000	37,332
Showa Denko KK	8,000	16,571
SMC Corp	300	54,081
Softbank Corp	4,600	174,212
Sony Corp ADR	6,400	168,896
Sony Financial Holdings Inc	1,200	21,696
Square Enix Holdings Co Ltd	1,700	30,596
Stanley Electric Co Ltd	600	10,533
Sumitomo Chemical Co Ltd	8,000	39,945
Sumitomo Corp	8,500	115,636
Sumitomo Electric Industries Ltd	4,200	61,260
Sumitomo Heavy Industries Ltd	3,000	20,940
Sumitomo Metal Industries Ltd	17,000	38,190
Sumitomo Metal Mining Co Ltd	4,000	65,717
Sumitomo Mitsui Financial Group Inc	7,900	243,594
Sumitomo Mitsui Trust Holdings Inc	10,000	34,807
Sumitomo Realty & Development Co Ltd	2,000	44,699
Sundrug Co Ltd	1,200	38,083
Suzuki Motor Corp	2,200	49,591
Sysmex Corp	500	18,806
T&D Holdings Inc	1,950	46,414
Taiyo Nippon Sanso Corp	1,000	7,964
Takeda Pharmaceutical Co Ltd	4,600	212,598
TDK Corp	600	33,097
Teijin Ltd	4,000	17,631
Terumo Corp	1,600	86,615
The Bank of Kyoto Ltd	2,000	18,415
The Bank of Yokohama Ltd	8,000	39,992
The Chiba Bank Ltd	7,000	43,808
The Chugoku Bank Ltd	1,000	12,372
The Chugoku Electric Power Co Inc	2,700	46,750
The Dai-ichi Life Insurance Co Ltd	45	63,105
The Furukawa Electric Co Ltd	5,000	20,875
The Gunma Bank Ltd	3,000	15,856
The Hachijuni Bank Ltd	2,000	11,238
The Iyo Bank Ltd	1,000	9,206
The Japan Steel Works Ltd	1,000	6,855
The Kansai Electric Power Co Inc	4,400	87,620
The Nishi-Nippon City Bank Ltd	6,000	17,723
The Shizuoka Bank Ltd	7,000	64,364
The Tokyo Electric Power Co Inc	6,900	27,932
THK Co Ltd	700	17,890
Tobu Railway Co Ltd	8,000	33,674
Tohoku Electric Power Co Inc	2,400	34,633
Tokai Rika Co Ltd	1,400	27,072
Tokio Marine Holdings Inc	4,700	131,574
Tokyo Electron Ltd	1,100	60,151
Tokyo Gas Co Ltd	17,000	76,727
Tokyu Corp	3,000	12,472
Tokyu Land Corp	4,000	16,994
TonenGeneral Sekiyu KK	1,000	12,300
Toppan Printing Co Ltd	4,000	31,034
Toray Industries Inc	8,000	59,073
Toshiba Corp	25,000	131,809
Toyo Seikan Kaisha Ltd	600	10,102
Toyo Suisan Kaisha Ltd	1,000	23,658
Toyota Auto Body Co Ltd	800	13,143
Toyota Motor Corp ADR	8,879	731,807
Toyota Tsusho Corp	800	13,730
Trend Micro Inc	400	12,427
Tsumura & Co	1,500	47,953
Ube Industries Ltd	4,000	12,043
Unicharm Corp	700	30,583

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-60

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
UNY Co Ltd	5,200	$48,321
West Japan Railway Co	1,100	42,943
Yahoo! Japan Corp	93	32,006
Yakult Honsha Co Ltd	600	17,356
Yamada Denki Co Ltd	620	50,517
Yamaguchi Financial Group Inc	2,000	18,659
Yamaha Corp	1,400	15,966
Yamaha Motor Co Ltd *	1,300	23,878
Yamato Holdings Co Ltd	2,600	40,900
Yamato Kogyo Co Ltd	1,600	49,826
Yaskawa Electric Corp	2,000	22,453

		14,275,856

Luxembourg - 0.5%

Aperam	47	1,518
Aperam ‘NY’ (NYSE)	140	4,522
ArcelorMittal	2,037	70,839
ArcelorMittal ‘NY’ (NYSE)	2,800	97,328
Oriflame Cosmetics SA SDR	375	18,491
SES SA FDR	660	18,541
Subsea 7 SA *	1,557	39,824
Subsea 7 SA ADR	1,600	41,152
Tenaris SA ADR	1,900	86,887

		379,102

Mauritius - 0.0%

Golden Agri-Resources Ltd	44,000	24,444

Netherlands - 2.3%

Aegon NV ‘NY’ *	9,900	67,320
Akzo Nobel NV	1,518	95,908
ASML Holding NV ‘NY’	2,400	88,704
European Aeronautic Defence & Space Co NV	2,591	86,715
Fugro NV CVA	493	35,510
Gemalto NV	885	42,264
Heineken NV	1,359	81,794
ING Groep NV ADR *	25,876	320,086
Koninklijke Ahold NV	5,927	79,690
Koninklijke Boskalis Westminster NV	815	38,563
Koninklijke DSM NV	1,291	83,781
Koninklijke KPN NV	4,094	59,547
Koninklijke Philips Electronics NV	1,922	49,396
Koninklijke Philips Electronics NV ‘NY’	3,249	83,434
PostNL NV	1,438	12,185
QIAGEN NV (XETR) *	2,422	46,432
Randstad Holding NV	630	29,130
Reed Elsevier NV ADR	1,235	33,296
SBM Offshore NV	777	20,544
STMicroelectronics NV ‘NY’	2,700	26,892
TNT Express *	1,438	14,914
Unilever NV ‘NY’	6,450	211,883
Unilever NV CVA	3,889	127,639
Wolters Kluwer NV	2,004	44,430

		1,780,057

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	29,227
Fletcher Building Ltd (NZX)	5,348	38,268
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	13,130

		80,625

Norway - 0.9%

Aker Solutions ASA	1,361	27,192
DnB NOR ASA	4,048	56,395
Fred Olsen Energy ASA	553	19,536
Marine Harvest ASA	33,007	26,478
Norsk Hydro ASA	8,825	67,556
Orkla ASA	3,200	30,466
Petroleum Geo-Services ASA *	4,001	57,157
Schibsted ASA	1,909	60,887
Statoil ASA	4,450	112,656
Statoil ASA ADR	2,200	55,990
Storebrand ASA	4,286	36,453
Telenor ASA	3,480	56,951
Yara International ASA	1,515	85,121

		692,838

Papua New Guinea - 0.1%

Oil Search Ltd	7,196	51,514

Portugal - 0.2%

EDP - Energias de Portugal SA	18,642	66,157
Galp Energia SGPS SA ‘B’	1,656	39,495
Jeronimo Martins SGPS SA	2,513	48,264
Portugal Telecom SGPS SA ADR	3,200	31,488

		185,404

Singapore - 1.4%

CapitaLand Ltd	18,000	42,762
City Developments Ltd	5,000	42,454
DBS Group Holdings Ltd	11,000	131,585
Fraser and Neave Ltd	13,000	61,423
Keppel Corp Ltd	8,800	79,619
Olam International Ltd	6,000	13,338
Oversea-Chinese Banking Corp Ltd	14,832	113,292
SembCorp Industries Ltd	11,000	44,795
Singapore Airlines Ltd	4,000	46,297
Singapore Exchange Ltd	11,000	67,594
Singapore Press Holdings Ltd	10,000	31,780
Singapore Technologies Engineering Ltd	17,000	41,744
Singapore Telecommunications Ltd	34,000	87,636
Singapore Telecommunications Ltd Board Lot 10	17,000	43,664
SMRT Corp Ltd	27,000	42,433
United Overseas Bank Ltd	8,090	129,886
UOL Group Ltd	4,000	16,243
Wilmar International Ltd	13,000	57,512

		1,094,057

Spain - 3.3%

Abertis Infraestructuras SA	3,220	71,869
ACS Actividades de Construccion y Servicios SA	1,324	62,490
Banco Bilbao Vizcaya Argentaria SA	12,169	142,849
Banco Bilbao Vizcaya Argentaria SA ADR	13,525	158,784
Banco de Sabadell SA	5,788	23,876
Banco Popular Espanol SA	4,770	26,839
Banco Santander SA	24,269	279,582
Banco Santander SA ADR	28,702	330,360
Criteria Caixacorp SA	9,407	65,504
Enagas SA	925	22,398
Ferrovial SA	3,726	47,080
Gas Natural SDG SA	3,510	73,518
Iberdrola Renovables SA	4,170	18,421
Iberdrola SA	24,896	221,495
Inditex SA	1,625	148,060
International Consolidated Airlines Group SA *	13,807	56,360
Mapfre SA	4,248	15,761
Red Electrica Corp SA	722	43,555
Repsol YPF SA ADR	4,973	172,861
Telefonica SA ADR	24,400	597,556

		2,579,218

Sweden - 2.9%

Alfa Laval AB	2,566	55,339
Assa Abloy AB ‘B’	2,024	54,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-61

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Atlas Copco AB ‘A’	3,537	$93,152
Atlas Copco AB ‘B’	1,953	46,073
Boliden AB	3,407	62,923
Electrolux AB ‘B’	808	19,324
Elekta AB ‘B’	416	19,704
Getinge AB ‘B’	1,372	36,895
Hennes & Mauritz AB ‘B’	6,146	211,921
Hexagon AB ‘B’	1,517	37,352
Husqvarna AB ‘B’	5,332	35,329
Lundin Petroleum AB *	2,639	35,870
Modern Times Group AB ‘B’	577	38,162
Nordea Bank AB	16,838	180,840
Ratos AB ‘B’	1,160	22,297
Sandvik AB	7,286	127,646
Scania AB ‘B’	2,860	66,389
Securitas AB ‘B’	1,326	14,039
Skandinaviska Enskilda Banken AB ‘A’	8,218	67,194
Skanska AB ‘B’	2,254	40,405
SKF AB ‘B’	2,873	83,187
SSAB AB ‘A’	1,095	16,359
Svenska Cellulosa AB ‘B’	2,953	41,636
Svenska Handelsbanken AB ‘A’	2,693	83,032
Swedbank AB ‘A’	3,893	65,464
Swedish Match AB	1,925	64,634
Tele2 AB ‘B’	1,835	36,219
Telefonaktiebolaget LM Ericsson ‘B’	9,584	137,967
Telefonaktiebolaget LM Ericsson ADR	10,180	146,388
TeliaSonera AB	14,035	102,954
Volvo AB ‘A’	3,433	59,968
Volvo AB ‘B’	8,441	147,771

		2,250,835

Switzerland - 7.2%

ABB Ltd ADR *	13,400	347,730
Actelion Ltd *	552	27,238
Adecco SA *	942	60,463
Aryzta AG	17	913
Baloise-Holding AG	225	23,217
Cie Financiere Richemont SA ‘A’	3,185	208,723
Clariant AG *	1,341	25,655
Credit Suisse Group AG *	2,224	86,674
Credit Suisse Group AG ADR	5,100	199,002
GAM Holding AG *	584	9,609
Geberit AG *	273	64,766
Givaudan SA *	82	86,745
Holcim Ltd *	1,434	108,446
Julius Baer Group Ltd *	1,287	53,163
Kuehne + Nagel International AG	372	56,516
Lindt & Spruengli AG	1	36,450
Nestle SA	21,156	1,316,506
Novartis AG	4,930	302,146
Novartis AG ADR	8,773	536,118
Roche Holding AG (XSWX)	222	39,211
Roche Holding AG (XVTX)	4,414	738,995
SGS SA	41	77,881
Sika AG	13	31,381
Sonova Holding AG *	110	10,271
Sulzer AG	117	19,077
Swiss Life Holding AG *	276	45,264
Swiss Re Ltd *	1,785	100,232
Swisscom AG	166	76,101
Syngenta AG *	103	34,809
Syngenta AG ADR	2,800	189,168
The Swatch Group AG	187	94,380
The Swatch Group AG (Registered)	402	36,144
UBS AG (NYSE) *	12,300	224,598
UBS AG (XVTX) *	6,865	125,283
Zurich Financial Services AG *	941	238,110

		5,630,985

United Kingdom - 18.9%

Admiral Group PLC	2,694	71,843
Aggreko PLC	1,887	58,464
AMEC PLC	2,189	38,250
Anglo American PLC	7,639	378,848
Antofagasta PLC	2,751	61,562
ARM Holdings PLC ADR	3,200	90,976
Associated British Foods PLC	3,110	54,107
AstraZeneca PLC ADR	9,200	460,644
Autonomy Corp PLC *	1,951	53,442
Aviva PLC	17,497	123,162
BAE Systems PLC	15,813	80,894
Barclays PLC	19,953	81,854
Barclays PLC ADR	13,800	226,734
BG Group PLC	21,184	481,002
BHP Billiton PLC	5,427	213,247
BHP Billiton PLC ADR	4,400	345,092
BP PLC ADR	20,189	894,171
British American Tobacco PLC	9,162	401,768
British American Tobacco PLC ADR	1,792	157,696
British Sky Broadcasting Group PLC ADR	1,925	104,932
BT Group PLC ADR	3,650	119,355
Bunzl PLC	2,359	29,541
Burberry Group PLC	3,247	75,508
Cairn Energy PLC *	9,151	61,027
Carnival PLC ADR	1,664	64,630
Centrica PLC	28,918	150,156
Cobham PLC	11,849	40,215
Compass Group PLC	13,301	128,250
Diageo PLC ADR	4,050	331,573
Eurasian Natural Resources Corp PLC	3,202	40,177
Experian PLC	5,717	72,823
Fresnillo PLC	758	17,075
G4S PLC	12,914	58,052
Genting Singapore PLC *	45,000	70,948
GKN PLC	9,825	36,630
GlaxoSmithKline PLC	1,836	39,353
GlaxoSmithKline PLC ADR	15,750	675,675
HSBC Holdings PLC (LI)	6,138	60,857
HSBC Holdings PLC ADR	19,258	955,582
ICAP PLC	1,643	12,461
IMI PLC	1,517	25,646
Imperial Tobacco Group PLC	6,332	210,808
Informa PLC	834	5,789
Inmarsat PLC	1,411	12,591
InterContinental Hotels Group PLC ADR	1,350	27,904
International Power PLC	3,421	17,669
Intertek Group PLC	1,053	33,372
Invensys PLC	2,790	14,431
Investec PLC	5,925	48,093
ITV PLC *	20,649	23,710
J. Sainsbury PLC	7,067	37,436
John Wood Group PLC	3,660	37,981
Johnson Matthey PLC	2,490	78,632
Kazakhmys PLC	806	17,867
Kingfisher PLC	12,259	52,660
Legal & General Group PLC	35,366	66,998
Lloyds Banking Group PLC *	90,582	71,182
Lloyds Banking Group PLC ADR *	13,200	41,184
Logica PLC	5,968	12,841
Lonmin PLC	523	12,205
Man Group PLC	10,938	41,606
Marks & Spencer Group PLC	9,233	53,523
Meggitt PLC	4,418	27,023
Mondi PLC	4,039	40,201
National Grid PLC	14,200	139,788
National Grid PLC ADR	1,521	75,183
Next PLC	937	35,008
Old Mutual PLC	35,188	75,324

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-62

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Pearson PLC ADR	4,300	$81,743
Petrofac Ltd	1,621	39,418
Prudential PLC	7,136	82,398
Prudential PLC ADR	4,200	97,146
Randgold Resources Ltd	445	37,482
Reckitt Benckiser Group PLC	3,870	213,748
Reed Elsevier PLC ADR	1,500	54,720
Resolution Ltd	7,030	33,140
Rexam PLC	2,869	17,638
Rio Tinto PLC	309	22,312
Rio Tinto PLC ADR	8,000	578,560
Rolls-Royce Holdings PLC *	8,904	92,209
Royal Dutch Shell PLC ‘B’	14,358	512,379
Royal Dutch Shell PLC ‘B’ ADR	11,100	796,425
RSA Insurance Group PLC	16,761	36,254
SABMiller PLC	5,924	216,229
Schroders PLC	194	4,817
Scottish & Southern Energy PLC	5,311	118,784
Serco Group PLC	1,638	14,530
Severn Trent PLC	517	12,214
Shire PLC ADR	1,325	124,828
Smith & Nephew PLC ADR	1,100	59,576
Smiths Group PLC	2,893	55,804
Standard Chartered PLC	12,876	338,222
Standard Life PLC	11,853	40,062
Tate & Lyle PLC	2,483	24,558
Tesco PLC	52,486	339,111
The Capita Group PLC	2,846	32,687
The Royal Bank of Scotland Group PLC *	41,292	25,542
The Royal Bank of Scotland Group PLC ADR *	3,700	46,065
The Sage Group PLC	9,575	44,391
The Weir Group PLC	1,101	37,585
Tullow Oil PLC	6,411	127,669
Unilever PLC	1,306	42,139
Unilever PLC ADR	7,575	245,354
United Utilities Group PLC	6,352	61,094
Vedanta Resources PLC	445	14,959
Vodafone Group PLC	120,198	318,722
Vodafone Group PLC ADR	20,600	550,432
Whitbread PLC	614	15,919
WM Morrison Supermarkets PLC	14,887	71,204
Wolseley PLC	2,165	70,669
WPP PLC ADR	1,583	99,333
Xstrata PLC	13,048	287,387

		14,890,689

United States - 0.1%

Synthes Inc ~	352	61,922

Total Common Stocks
(Cost $69,310,176)		77,737,710

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $1,395,491; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $1,425,000)	$1,395,491	1,395,491

Total Short-Term Investment
(Cost $1,395,491)		1,395,491

TOTAL INVESTMENTS - 100.6%
(Cost $70,728,878)		79,163,130

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(446,288)

NET ASSETS - 100.0%		$78,716,842

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.1%
Materials	12.4%
Industrials	12.4%
Energy	10.5%
Consumer Discretionary	9.8%
Consumer Staples	9.8%
Health Care	8.2%
Telecommunication Services	4.8%
Information Technology	4.7%
Utilities	4.1%
Short-Term Investment	1.8%

100.6%
Other Assets & Liabilities, Net	(0.6%)

100.0%

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	18.9%
Japan	18.1%
Canada	10.8%
France	8.6%
Germany	7.5%
Australia	7.5%
Switzerland	7.2%
Spain	3.3%
Sweden	2.9%
Netherlands	2.3%
Italy	2.1%
Hong Kong	1.9%
United States	1.9%
Singapore	1.4%
Denmark	1.0%
Others (each less than 1.0%)	5.2%

100.6%
Other Assets & Liabilities, Net	(0.6%)

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-63

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$1,055	$-	$1,055	$-
	Preferred Stocks (1)	28,874	-	28,874	-
	Common Stocks
	Australia	5,892,716	1,482,824	4,409,892	-
	Austria	221,202	38,169	183,033	-
	Belgium	610,325	242,642	367,683	-
	Bermuda	284,444	-	284,444	-
	Canada	8,537,637	8,537,637	-	-
	Cayman	107,233	-	107,233	-
	Cyprus	345	-	345	-
	Denmark	778,572	300,672	477,900	-
	Finland	665,245	125,832	539,413	-
	France	6,794,386	775,025	6,019,361	-
	Germany	5,914,838	1,329,472	4,585,366	-
	Greece	88,147	36,267	51,880	-
	Hong Kong	1,475,585	79,138	1,396,447	-
	Ireland	214,411	112,600	101,811	-
	Israel	489,042	332,874	156,168	-
	Italy	1,686,036	320,624	1,365,412	-
	Japan	14,275,856	2,813,623	11,462,233	-
	Luxembourg	379,102	229,889	149,213	-
	Mauritius	24,444	-	24,444	-
	Netherlands	1,780,057	952,508	827,549	-
	New Zealand	80,625	13,130	67,495	-
	Norway	692,838	55,990	636,848	-
	Papua New Guinea	51,514	-	51,514	-
	Portugal	185,404	31,488	153,916	-
	Singapore	1,094,057	-	1,094,057	-
	Spain	2,579,218	1,259,561	1,319,657	-
	Sweden	2,250,835	378,013	1,872,822	-
	Switzerland	5,630,985	1,682,780	3,948,205	-
	United Kingdom	14,890,689	7,318,104	7,572,585	-
	United States	61,922	61,922	-	-

		77,737,710	28,510,784	49,226,926	-
	Short-Term Investment	1,395,491	-	1,395,491	-

	Total	$79,163,130	$28,510,784	$50,652,346	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-64

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

China Citic Bank Corp Ltd Exp. 07/20/11 * Δ	8,000	$853

Total Rights
(Cost $0)		853

PREFERRED STOCKS - 7.9%

Brazil - 7.7%

AES Tiete SA	2,800	45,355
Banco Bradesco SA	800	16,250
Banco Bradesco SA ADR	8,349	171,071
Brasil Telecom SA ADR	1,200	34,392
Braskem SA ADR	2,100	61,068
Centrais Eletricas Brasileiras SA ADR	800	13,712
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	65,730
Cia de Bebidas das Americas ADR	5,250	177,083
Cia Energetica de Minas Gerais	3,190	64,734
Cia Energetica de Sao Paulo ‘B’	3,500	68,737
Gerdau SA ADR	6,300	66,276
Gol Linhas Aereas Inteligentes SA ADR	1,192	14,483
Itau Unibanco Holding SA ADR	14,600	343,830
Lojas Americanas SA	4,790	46,501
Petroleo Brasileiro SA ADR	16,577	508,582
Tele Norte Leste Participacoes SA ADR	6,200	96,348
Telecomunicacoes de Sao Paulo SA	2,790	82,863
Tim Participacoes SA ADR	1,800	88,578
Ultrapar Participacoes SA ADR	3,200	58,016
Usinas Siderurgicas de Minas Gerais SA ‘A’	2,200	19,313
Vale Fertilizantes SA	4,800	72,616
Vale SA ADR	14,098	408,278

		2,523,816

Colombia - 0.2%

BanColombia SA ADR	800	53,384

Total Preferred Stocks
(Cost $1,905,840)		2,577,200

COMMON STOCKS - 90.8%

Bermuda - 1.0%

Brilliance China Automotive Holdings Ltd *	60,000	67,520
China Yurun Food Group Ltd	12,000	33,930
COSCO Pacific Ltd	24,182	42,690
Credicorp Ltd	700	60,270
GOME Electrical Appliances Holdings Ltd	131,000	52,384
Huabao International Holdings Ltd	22,414	20,422
Kunlun Energy Co Ltd	20,000	34,553

		311,769

Brazil - 7.0%

AES Tiete SA	1,400	20,103
All America Latina Logistica SA	3,300	27,763
Amil Participacoes SA	3,700	43,504
Banco Bradesco SA	10,043	172,333
Banco do Brasil SA	4,900	87,912
Banco Santander Brasil SA ADR	4,200	49,182
BM&FBOVESPA SA	6,400	42,362
BR Malls Participacoes SA	1,600	18,300
Brasil Telecom SA	1,200	13,110
BRF - Brasil Foods SA ADR	4,400	76,252
CCR SA	2,300	68,455
Centrais Eletricas Brasileiras SA ADR	2,651	35,789
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	77,571
Cia Siderurgica Nacional SA ADR	3,500	43,610
Cielo SA	2,000	49,979
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	39,065
Diagnosticos da America SA	1,100	14,802
Duratex SA	3,000	25,393
Embraer SA ADR	2,500	76,950
Fibria Celulose SA ADR	2,900	38,251
Itau Unibanco Holding SA	2,600	51,312
Lojas Americanas SA	1,631	13,678
Lojas Renner SA	1,600	61,000
Natura Cosmeticos SA	1,821	45,506
OGX Petroleo e Gas Participacoes SA *	10,000	93,487
PDG Realty SA Empreendimentos e Participacoes	21,100	118,841
Petroleo Brasileiro SA ADR	10,899	369,040
Porto Seguro SA	2,300	35,812
Redecard SA	3,700	55,761
Souza Cruz SA	4,300	54,720
Tim Participacoes SA	7,200	41,060
Vale SA ADR	9,150	292,342
Weg SA	3,200	36,498

		2,289,743

Cayman - 2.4%

Anta Sports Products Ltd	11,000	19,692
Belle International Holdings Ltd	33,000	69,719
China Mengniu Dairy Co Ltd	29,000	97,930
China Resources Land Ltd	16,000	28,919
Country Garden Holdings Co	62,000	27,232
Evergrande Real Estate Group Ltd	38,000	25,032
GCL-Poly Energy Holdings Ltd	89,000	46,230
Hengan International Group Co Ltd	6,000	53,991
Kingboard Chemical Holdings Ltd	8,500	39,545
Longfor Properties Co Ltd	31,500	48,538
Renhe Commercial Holdings Co Ltd	274,000	52,571
Shimao Property Holdings Ltd	24,926	30,884
Tencent Holdings Ltd	6,600	180,300
Tingyi Holding Corp	18,000	55,842

		776,425

Chile - 2.4%

Banco de Chile ADR	1,156	99,821
Banco Santander Chile SA ADR	1,100	103,191
CAP SA	1,029	49,100
Cencosud SA	6,676	48,068
Empresa Nacional de Electricidad SA ADR	1,700	97,087
Empresas COPEC SA	4,084	77,337
Enersis SA ADR	4,200	97,020
Lan Airlines SA ADR	2,200	62,744
SACI Falabella	4,670	49,163
Sociedad Quimica y Minera de Chile SA ADR	1,300	84,136

		767,667

China - 7.7%

Aluminum Corp of China Ltd ADR	2,300	49,933
Anhui Conch Cement Co Ltd ‘H’	12,000	56,781
Bank of China Ltd ‘H’	344,400	169,014
Bank of Communications Co Ltd ‘H’	51,750	49,855
BBMG Corp ‘H’	36,500	54,826
BYD Co Ltd ‘H’ *	11,000	35,752
China Citic Bank Corp Ltd ‘H’ *	40,000	24,990
China Coal Energy Co Ltd ‘H’	24,000	32,506

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-65

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
China Communications Construction Co Ltd ‘H’	42,000	$36,324
China Construction Bank Corp ‘H’	270,340	225,403
China Life Insurance Co Ltd ADR	3,125	162,000
China Longyuan Power Group Corp ‘H’	30,000	29,066
China Merchants Bank Co Ltd ‘H’	32,300	78,574
China National Building Material Co Ltd ‘H’	20,000	39,485
China Oilfield Services Ltd ‘H’	14,000	25,649
China Pacific Insurance Group Co Ltd ‘H’	12,200	50,762
China Petroleum & Chemical Corp ADR	1,400	142,016
China Shenhua Energy Co Ltd ‘H’	22,500	108,109
China Shipping Container Lines Co Ltd ‘H’ *	95,000	32,159
China Shipping Development Co Ltd ‘H’	24,000	22,149
China Telecom Corp Ltd ADR	1,100	71,995
Dongfeng Motor Group Co Ltd ‘H’	28,000	53,300
Great Wall Motor Co Ltd ‘H’	31,000	51,326
Industrial & Commercial Bank of China ‘H’	297,045	226,570
Jiangsu Expressway Co Ltd ‘H’	46,000	42,169
Jiangxi Copper Co Ltd ‘H’	15,000	50,252
Maanshan Iron & Steel ‘H’	60,000	27,698
PetroChina Co Ltd ADR	1,750	255,552
PICC Property & Casualty Co Ltd “H‘ *	16,000	27,330
Ping An Insurance Group Co ‘H’	10,500	108,970
Sinopec Shanghai Petrochemical Co Ltd ADR	619	27,236
Yanzhou Coal Mining Co Ltd ADR	1,600	61,584
Zhaojin Mining Industry Co Ltd ‘H’	29,000	59,826
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	27,013

		2,516,174

Colombia - 0.2%

Ecopetrol SA ADR	1,757	77,326

Czech Republic - 0.4%

CEZ AS	720	37,067
Komercni Banka AS	225	54,826
Telefonica Czech Republic AS	1,470	38,260

		130,153

Egypt - 0.1%

Commercial International Bank SAE GDR	2,976	15,058
Orascom Construction Industries GDR	720	33,084

		48,142

Hong Kong - 3.6%

Beijing Enterprises Holdings Ltd	9,500	49,648
China Everbright Ltd	8,000	15,303
China Merchants Holdings International Co Ltd	14,000	54,415
China Mobile Ltd ADR	7,350	343,833
China Overseas Land & Investment Ltd	26,000	56,001
China Resources Enterprise Ltd	10,000	40,974
China Resources Power Holdings Co Ltd	10,000	19,578
China Unicom Ltd ADR	7,600	154,052
Citic Pacific Ltd	11,000	27,626
CNOOC Ltd ADR	1,300	306,709
Fosun International Ltd	71,500	54,352
Lenovo Group Ltd	72,000	41,392
Shanghai Industrial Holdings Ltd	5,169	19,107

		1,182,990

Hungary - 0.6%

MOL Hungarian Oil and Gas PLC *	390	44,691
OTP Bank PLC	4,369	142,173

		186,864

India - 9.1%

Adani Enterprises Ltd	1,199	19,207
Axis Bank Ltd	2,048	59,049
Bharat Heavy Electricals Ltd	673	30,926
Bharti Airtel Ltd	8,976	79,171
Dr Reddys Laboratories Ltd ADR	1,900	65,227
GAIL India Ltd	5,282	52,096
GAIL India Ltd GDR	280	17,038
HDFC Bank Ltd	1,941	109,110
Hero Honda Motors Ltd	938	39,076
Hindalco Industries Ltd	15,938	64,523
Hindustan Unilever Ltd	8,174	62,394
ICICI Bank Ltd ADR	9,200	453,560
Indian Oil Corp Ltd	7,289	54,837
Infosys Ltd	903	58,764
Infosys Ltd ADR	6,000	391,380
Infrastructure Development Finance Co Ltd *	16,783	49,293
ITC Ltd	14,278	64,979
Jaiprakash Associates Ltd	8,883	16,142
Jindal Steel & Power Ltd	5,356	77,759
Kotak Mahindra Bank Ltd *	2,754	29,653
Larsen & Toubro Ltd	1,154	47,418
Mahindra & Mahindra Ltd	3,208	50,364
NTPC Ltd	11,174	46,834
Oil & Natural Gas Corp Ltd	8,392	51,570
Power Grid Corp of India Ltd	22,814	56,146
Reliance Industries Ltd GDR (LI) ~	8,064	323,934
Reliance Power Ltd *	15,483	40,388
Sesa Goa Ltd	3,750	23,769
State Bank of India	670	36,011
Sterlite Industries India Ltd ADR *	8,800	132,440
Sun Pharmaceutical Industries Ltd	2,040	22,868
Tata Consultancy Services Ltd	4,264	112,884
Tata Motors Ltd ADR	3,200	72,032
Tata Power Co Ltd	707	20,747
Tata Steel Ltd	5,646	77,526
Wipro Ltd	6,066	56,654

		2,965,769

Indonesia - 3.1%

P.T. Astra International Tbk	33,500	249,021
P.T. Bank Central Asia Tbk	156,000	139,511
P.T. Bank Mandiri Tbk	111,129	93,603
P.T. Bank Rakyat Indonesia Tbk	176,000	133,874
P.T. Bumi Resources Tbk	122,000	42,121
P.T. Gudang Garam Tbk	13,000	75,661
P.T. Perusahaan Gas Negara Tbk	102,500	48,209
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	138,000
P.T. United Tractors Tbk	34,196	99,569

		1,019,569

Luxembourg - 0.2%

Evraz Group SA GDR *	1,923	59,869

Malaysia - 4.3%

AMMB Holdings Bhd	9,700	20,949
British American Tobacco Malaysia Bhd	3,600	55,678
CIMB Group Holdings Bhd	91,600	271,308
DiGi.Com Bhd	6,800	65,428
Genting Bhd	13,500	50,283
Genting Malaysia Bhd	61,900	73,933
IOI Corp Bhd	61,546	108,142
Kuala Lumpur Kepong Bhd	13,000	95,499
Malayan Banking Bhd	64,326	190,715
Maxis Bhd	27,900	50,663
MISC Bhd	23,160	56,404
PLUS Expressways Bhd	44,900	67,212
PPB Group Bhd	14,300	81,619
Sime Darby Bhd	41,100	125,765
YTL Corp Bhd	105,570	54,253
YTL Power International Bhd	55,000	40,091

		1,407,942

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-66

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Mexico - 5.0%

America Movil SAB de CV ‘L’	29,072	$39,206
America Movil SAB de CV ‘L’ ADR	7,650	412,182
Cemex SAB de CV ADR *	13,606	117,012
Coca-Cola Femsa SAB de CV ADR	600	55,806
Fomento Economico Mexicano SAB de CV ADR	3,600	239,364
Grupo Elektra SAB de CV	1,215	62,263
Grupo Financiero Banorte SAB de CV ‘O’	10,400	47,219
Grupo Financiero Inbursa SAB de CV ‘O’	6,200	31,767
Grupo Mexico SAB de CV ‘B’	37,765	124,695
Grupo Modelo SAB de CV ‘C’	2,949	17,832
Grupo Televisa SAB ADR	8,100	199,260
Organizacion Soriana SAB de CV ‘B’	7,368	22,094
Telefonos de Mexico SAB de CV ‘L’ ADR	4,900	80,850
Wal-Mart de Mexico SAB de CV ‘V’	60,800	180,450

		1,630,000

Netherlands - 0.1%

X5 Retail Group NV GDR *	1,178	46,140

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	1,198	45,500

Philippines - 0.3%

Ayala Corp	6,876	50,616
Philippine Long Distance Telephone Co ADR	1,000	54,040

		104,656

Poland - 1.5%

Bank Pekao SA	1,251	74,022
KGHM Polska Miedz SA *	1,479	106,225
PGE SA	5,440	47,579
Polski Koncern Naftowy ORLEN SA *	4,829	91,160
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	35,107
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	102,233
Telekomunikacja Polska SA	7,313	44,464

		500,790

Russia - 5.1%

Federal Hydrogenerating Co JSC ADR	17,420	83,703
Gazprom Neft JSC	1,123	26,233
Gazprom OAO ADR (LI) *	30,836	450,142
Gazprom OAO ADR (OTC) *	14,996	218,192
Lukoil OAO ADR (LI)	3,725	237,292
Mechel ADR	1,900	45,391
MMC Norilsk Nickel OJSC ADR *	6,700	175,566
Novolipetsk Steel OJSC GDR ~	1,300	50,570
Polymetal JSC GDR * ~	3,145	60,699
Rosneft Oil Co GDR ~	12,600	106,092
Surgutneftegaz OJSC ADR *	5,928	58,703
Uralkali GDR (LI) * ~	2,122	95,425
VTB Bank OJSC GDR ~	10,700	66,073

		1,674,081

South Africa - 7.7%

African Bank Investments Ltd	12,684	64,596
African Rainbow Minerals Ltd	1,851	51,674
Anglo American Platinum Ltd	1,008	93,799
AngloGold Ashanti Ltd ADR	4,400	185,196
ArcelorMittal South Africa Ltd	3,427	40,098
Aspen Pharmacare Holdings Ltd *	7,684	95,527
Barloworld Ltd	1,118	11,399
Bidvest Group Ltd	4,150	92,438
FirstRand Ltd	20,404	59,971
Gold Fields Ltd ADR	10,500	153,195
Harmony Gold Mining Co Ltd ADR	5,600	74,032
Impala Platinum Holdings Ltd	2,547	68,729
Imperial Holdings Ltd	1,203	21,590
Kumba Iron Ore Ltd	1,066	76,407
MMI Holdings Ltd	2,018	5,077
MTN Group Ltd	9,367	199,553
Naspers Ltd ‘N’	5,411	305,582
Nedbank Group Ltd	3,927	85,064
Pretoria Portland Cement Co Ltd	640	2,542
Sanlam Ltd	21,483	87,617
Sasol Ltd ADR	4,200	222,138
Shoprite Holdings Ltd	6,798	102,346
Standard Bank Group Ltd	7,471	110,483
Steinhoff International Holdings Ltd *	36,530	124,333
Tiger Brands Ltd	2,572	75,235
Truworths International Ltd	3,706	40,212
Vodacom Group Ltd	2,099	26,103
Woolworths Holdings Ltd	7,243	31,910

		2,506,846

South Korea - 14.5%

Amorepacific Corp	28	31,156
Cheil Industries Inc	540	64,763
Daelim Industrial Co Ltd	470	56,857
Daewoo International Corp	650	23,157
Daewoo Securities Co Ltd	1,980	33,322
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	64,294
Dongbu Insurance Co Ltd	1,180	61,613
Doosan Corp	175	20,565
Doosan Heavy Industries and Construction Co Ltd	193	10,247
Doosan Infracore Co Ltd *	1,790	39,953
E-Mart Co Ltd *	103	23,588
GS Engineering & Construction Corp	488	59,697
GS Holdings	712	52,356
Hana Financial Group Inc	2,120	74,390
Hanwha Chem Corp	1,080	51,308
Honam Petrochemical Corp	53	19,741
Hynix Semiconductor Inc	2,590	61,193
Hyundai Engineering & Construction Co Ltd	272	22,045
Hyundai Glovis Co Ltd	175	28,307
Hyundai Heavy Industries Co Ltd	334	139,398
Hyundai Merchant Marine Co Ltd	220	6,546
Hyundai Mipo Dockyard Co Ltd	263	41,963
Hyundai Mobis	391	147,116
Hyundai Motor Co	1,046	233,189
Hyundai Steel Co	510	62,169
Industrial Bank of Korea	2,980	52,258
Kangwon Land Inc	1,080	28,995
KB Financial Group Inc ADR	3,700	176,860
Kia Motors Corp	2,830	192,519
Korea Electric Power Corp ADR *	5,300	70,331
Korea Exchange Bank	1,170	10,558
Korea Gas Corp	550	19,093
Korea Kumho Petrochemical	349	77,210
Korea Zinc Co Ltd	171	65,872
Korean Air Lines Co Ltd	518	33,926
KT Corp ADR	2,400	46,656
KT&G Corp	1,026	63,810
LG Chem Ltd	464	213,230
LG Corp	480	36,251
LG Display Co Ltd ADR	3,700	51,985
LG Electronics Inc	632	49,278
LG Household & Health Care Ltd	171	73,516
Lotte Shopping Co Ltd	119	56,860
NHN Corp *	256	45,385
OCI Co Ltd	45	17,067
POSCO ADR	2,500	271,550
S-Oil Corp	135	17,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-67

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Samsung C&T Corp	927	$71,462
Samsung Electro-Mechanics Co Ltd	648	56,207
Samsung Electronics Co Ltd	824	640,437
Samsung Engineering Co Ltd	386	92,569
Samsung Fire & Marine Insurance Co Ltd	425	98,892
Samsung Heavy Industries Co Ltd	880	39,437
Samsung SDI Co Ltd	434	66,788
Samsung Securities Co Ltd	390	29,029
Samsung Techwin Co Ltd	505	44,109
Shinhan Financial Group Co Ltd	1,290	61,687
Shinhan Financial Group Co Ltd ADR	2,100	201,495
Shinsegae Co Ltd Δ	36	11,448
SK C&C Co Ltd	172	21,029
SK Holdings Co Ltd	260	45,323
SK Innovation Co Ltd	400	75,526
SK Telecom Co Ltd ADR	3,000	56,100
Woori Finance Holdings Co Ltd	1,410	18,517

		4,729,699

Taiwan - 11.2%

Acer Inc	36,156	63,208
Advanced Semiconductor Engineering Inc ADR	21,888	123,448
Asia Cement Corp	37,131	53,176
Asustek Computer Inc *	3,006	29,919
AU Optronics Corp ADR *	16,068	110,548
Catcher Technology Co Ltd	11,000	69,640
Cathay Financial Holding Co Ltd	71,400	110,810
Chang Hwa Commercial Bank	92,000	75,835
Cheng Shin Rubber Industry Co Ltd	12,000	34,548
Chimei InnoLux Corp *	53,968	38,653
China Development Financial Holding Corp	143,420	58,341
China Petrochemical Development Corp *	14,000	16,065
China Steel Corp	93,793	113,111
Chinatrust Financial Holding Co Ltd	47,205	41,223
Chunghwa Telecom Co Ltd ADR	4,506	155,682
Compal Electronics Inc	45,092	55,403
Delta Electronics Inc	22,000	81,047
E.Sun Financial Holding Co Ltd	68,000	48,417
Epistar Corp	8,000	23,827
Far Eastern New Century Corp	17,686	27,649
Far EasTone Telecommunications Co Ltd	20,000	31,921
First Financial Holding Co Ltd	38,873	32,238
Formosa Chemicals & Fibre Corp	18,540	69,186
Formosa Plastics Corp	27,820	100,539
Foxconn Technology Co Ltd	8,000	33,272
Fubon Financial Holding Co Ltd	55,647	85,766
Hon Hai Precision Industry Co Ltd	64,104	220,697
HTC Corp	5,307	179,436
Hua Nan Financial Holdings Co Ltd	85,845	66,857
Lite-On Technology Corp	54,541	71,994
Macronix International Co Ltd	24,000	14,747
MediaTek Inc	5,020	54,679
Mega Financial Holding Co Ltd	88,000	77,093
Nan Ya Plastics Corp	48,410	129,482
Pegatron Corp *	8,090	8,405
Pou Chen Corp	24,000	22,193
Powertech Technology Inc	3,000	10,099
Quanta Computer Inc	27,000	64,147
Ruentex Industries Ltd	3,000	7,460
Siliconware Precision Industries Co	31,000	39,587
SinoPac Financial Holdings Co Ltd	105,000	45,443
Synnex Technology International Corp	4,000	9,725
Taishin Financial Holding Co Ltd *	43,000	25,619
Taiwan Cement Corp	41,693	62,283
Taiwan Cooperative Bank	39,600	32,245
Taiwan Fertilizer Co Ltd	11,000	33,912
Taiwan Glass Industrial Corp	8,240	14,545
Taiwan Mobile Co Ltd	26,000	70,524
Taiwan Semiconductor Manufacturing Co Ltd	177,779	448,049
Tatung Co Ltd *	10,532	4,886
Uni-President Enterprises Corp	44,787	65,058
Unimicron Technology Corp	12,000	21,424
United Microelectronics Corp	80,000	39,850
Walsin Lihwa Corp *	13,000	6,540
Wintek Corp *	13,000	17,332
Wistron Corp	27,308	48,679
Yuanta Financial Holding Co Ltd	35,000	24,317
Yulon Motor Co Ltd	7,000	17,238

		3,638,017

Thailand - 1.7%

Advanced Info Service PCL	18,500	62,767
Kasikornbank PCL NVDR	27,500	110,549
Krung Thai Bank PCL	81,900	50,318
PTT Exploration & Production PCL	18,600	103,880
PTT PCL	12,000	131,296
Siam Commercial Bank PCL	24,200	87,758

		546,568

Turkey - 1.5%

Akbank TAS	11,559	53,472
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	48,255
BIM Birlesik Magazalar AS	1,514	49,207
KOC Holding	9,933	42,705
Tupras Turkiye Petrol Rafinerileri AS	2,068	50,790
Turkcell Iletisim Hizmetleri AS ADR *	7,300	98,915
Turkiye Garanti Bankasi AS	16,603	75,341
Turkiye Is Bankasi ‘C’	20,672	63,451

		482,136

Total Common Stocks
(Cost $21,956,509)		29,644,835

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $323,359; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $330,000)	$323,359	323,359

Total Short-Term Investment
(Cost $323,359)		323,359

TOTAL INVESTMENTS - 99.7%
(Cost $24,185,708)		32,546,247

OTHER ASSETS & LIABILITIES, NET - 0.3%		84,026

NET ASSETS - 100.0%		$32,630,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-68

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.3%
Materials	15.4%
Energy	13.7%
Information Technology	11.8%
Consumer Discretionary	8.4%
Telecommunication Services	8.2%
Consumer Staples	7.3%
Industrials	7.2%
Utilities	3.7%
Short-Term Investment	1.0%
Health Care	0.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Brazil	14.7%
South Korea	14.5%
Taiwan	11.2%
India	9.1%
China	7.7%
South Africa	7.7%
Russia	5.1%
Mexico	5.0%
Malaysia	4.3%
Hong Kong	3.6%
Indonesia	3.1%
Cayman	2.4%
Chile	2.4%
Thailand	1.7%
Poland	1.5%
Turkey	1.5%
United States	1.0%
Bermuda	1.0%
Others (each less than 1.0%)	2.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 12 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$853	$-	$853	$-
	Preferred Stocks (1)	2,577,200	2,577,200	-	-
	Common Stocks
	Bermuda	311,769	80,692	231,077	-
	Brazil	2,289,743	2,289,743	-	-
	Cayman	776,425	-	776,425	-
	Chile	767,667	767,667	-	-
	China	2,516,174	770,316	1,745,858	-
	Colombia	77,326	77,326	-	-
	Czech Republic	130,153	38,260	91,893	-
	Egypt	48,142	48,142	-	-
	Hong Kong	1,182,990	804,594	378,396	-
	Hungary	186,864	-	186,864	-
	India	2,965,769	1,188,331	1,777,438	-
	Indonesia	1,019,569	138,000	881,569	-
	Luxembourg	59,869	-	59,869	-
	Malaysia	1,407,942	122,890	1,285,052	-
	Mexico	1,630,000	1,630,000	-	-
	Netherlands	46,140	-	46,140	-
	Peru	45,500	45,500	-	-
	Philippines	104,656	104,656	-	-
	Poland	500,790	-	500,790	-
	Russia	1,674,081	590,880	1,083,201	-
	South Africa	2,506,846	634,561	1,872,285	-
	South Korea	4,729,699	1,078,495	3,651,204	-
	Taiwan	3,638,017	389,678	3,248,339	-
	Thailand	546,568	-	546,568	-
	Turkey	482,136	196,377	285,759	-

		29,644,835	10,996,108	18,648,727	-
	Short-Term Investment	323,359	-	323,359	-

	Total	$32,546,247	$13,573,308	$18,972,939	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-70

A-69

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2011.
±	The security is a perpetual bond and has no definite maturity date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers‘, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts as of June 30, 2011.
Δ	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. (See Note 2G in Notes to Financial Statements.)

Other Abbreviations:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LI	London Stock Exchange
NYSE	New York Stock Exchange
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
NZX	New Zealand Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
TSE	Toronto Stock Exchange
SDR	Swedish Depository Receipt
XASE	NYSE Amex Exchange
XETR	Frankfurt Stock Exchange
XNGS	NASDAQ Global Select Market Exchange
XSWX	Six Swiss Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports or other sources believed to be reliable.

See Notes to Financial Statements
A-70

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2011 (Unaudited)
	PD Aggregate	PD High Yield	PD Large-Cap	PD Large-Cap	PD Small-Cap	PD Small-Cap
	Bond Index	Bond Market	Growth Index	Value Index	Growth Index	Value Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$165,677,135	$76,722,546	$74,214,368	$88,585,138	$26,208,925	$30,329,862

Repurchase agreements, at value	-	-	5,093,925	6,493,425	1,854,535	1,949,080

Cash (1)	-	-	-	73,734	42,788	38,542

Receivables:
Dividends and interest	1,172,980	1,416,433	69,108	129,917	7,179	60,872

Fund shares sold	454,397	-	358,342	578,465	119,127	100,217

Securities sold	74,564	138,948	161	-	834,373	109,019

Variation margin	-	-	35,900	30,808	3,821	4,550

Due from adviser	8,624	5,296	3,805	5,190	3,566	4,346

Total Assets	167,387,700	78,283,223	79,775,609	95,896,677	29,074,314	32,596,488

LIABILITIES
Payables:
Securities purchased	4,881,178	1,113,564	1,412,522	2,993,941	2,190,558	1,596,021

Accrued advisory fees	19,652	19,260	8,382	9,760	2,820	3,319

Accrued support service expenses	1,205	12	23	27	7	8

Accrued custodian, and portfolio accounting and tax fees	21,086	8,096	4,479	4,426	3,675	3,958

Accrued trustees’ fees and expenses	586	262	270	315	89	104

Accrued other	9,466	3,491	4,879	5,489	2,202	2,588

Total Liabilities	4,933,173	1,144,685	1,430,555	3,013,958	2,199,351	1,605,998

NET ASSETS	$162,454,527	$77,138,538	$78,345,054	$92,882,719	$26,874,963	$30,990,490

NET ASSETS CONSIST OF:
Paid-in capital (2)	$157,518,776	$73,662,781	$63,690,323	$78,722,816	$19,907,137	$25,494,706

Undistributed earnings (2)	4,935,751	3,475,757	14,654,731	14,159,903	6,967,826	5,495,784

NET ASSETS	$162,454,527	$77,138,538	$78,345,054	$92,882,719	$26,874,963	$30,990,490

Shares outstanding, $.001 par value (unlimited Class P shares authorized)	15,161,851	6,551,594	5,142,360	6,303,593	1,612,747	2,055,157

Net Asset Value Per Share	$10.71	$11.77	$15.24	$14.73	$16.66	$15.08

Investments, at cost	$161,825,332	$74,594,771	$63,192,175	$81,150,685	$20,993,047	$27,117,214

Repurchase agreements, at cost	-	-	5,093,925	6,493,425	1,854,535	1,949,080

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios of $28,600 and $33,880, respectively.
(2)	All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 11 in Notes to Financial Statements).

See Notes to Financial Statements
B-1

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2011 (Unaudited)
	PD International	PD Emerging
	Large-Cap	Markets
	Portfolio	Portfolio
ASSETS
Investments, at value	$77,767,639	$32,222,888

Repurchase agreements, at value	1,395,491	323,359

Cash	4,294	-

Foreign currency held, at value	298,376	65,961

Receivables:
Dividends and interest	247,540	108,121

Fund shares sold	105,270	19,297

Securities sold	1,960	-

Due from adviser	40,293	-

Other assets	1,442	176

Total Assets	79,862,305	32,739,802

LIABILITIES
Payables:
Securities purchased	1,112,027	83,983

Accrued advisory fees	15,312	15,491

Accrued support service expenses	19	8

Accrued custodian, and portfolio accounting and tax fees	7,358	3,176

Accrued trustees’ fees and expenses	266	110

Accrued foreign capital gains tax	-	566

Accrued other	10,481	6,195

Total Liabilities	1,145,463	109,529

NET ASSETS	$78,716,842	$32,630,273

NET ASSETS CONSIST OF:
Paid-in capital (1)	$69,159,335	$24,034,808

Undistributed earnings (1)	9,557,507	8,595,465

NET ASSETS	$78,716,842	$32,630,273

Shares outstanding, $.001 par value (unlimited Class P shares authorized)	5,455,614	1,947,459

Net Asset Value Per Share	$14.43	$16.76

Investments, at cost	$69,333,387	$23,862,349

Repurchase agreements, at cost	1,395,491	323,359

Foreign currency held, at cost	298,482	65,820

(1)	All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 11 in Notes to Financial Statements).

See Notes to Financial Statements
B-2

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2011 (Unaudited)
	PD Aggregate	PD High Yield	PD Large-Cap	PD Large-Cap	PD Small-Cap	PD Small-Cap
	Bond Index	Bond Market	Growth Index	Value Index	Growth Index	Value Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,566	$1,247	$546,650	$976,512	$58,720	$250,082

Interest, net of foreign taxes withheld	2,568,928	1,957,614	131	144	27	35

Other	-	-	74	231	137	53

Total Investment Income	2,576,494	1,958,861	546,855	976,887	58,884	250,170

EXPENSES
Advisory fees	127,811	85,884	51,792	60,782	16,217	18,693

Support services expenses	5,235	4,212	2,998	3,132	2,135	2,362

Custodian fees and expenses	8,062	836	6,368	6,555	1,842	2,451

Portfolio accounting and tax fees	57,540	24,875	8,931	9,604	9,302	10,335

Printing expenses	2,092	485	873	1,031	278	320

Postage and mailing expenses	1,603	372	669	790	214	244

Legal and audit fees	5,548	1,898	2,399	2,808	775	898

Trustees’ fees and expenses	2,175	624	924	1,093	294	338

Interest expense and commitment fees	3	-	95	77	21	24

Other	2,241	1,234	1,916	2,148	1,168	1,096

Total Expenses	212,310	120,420	76,965	88,020	32,246	36,761

Adviser Reimbursement	(66,102)	(32,667)	(14,074)	(14,213)	(7,920)	(8,722)

Net Expenses	146,208	87,753	62,891	73,807	24,326	28,039

NET INVESTMENT INCOME	2,430,286	1,871,108	483,964	903,080	34,558	222,131

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	838,902	666,498	2,992,539	5,619,060	1,662,722	1,991,803

Futures contracts transactions	-	-	47,587	87,325	33,108	39,433

Net Realized Gain	838,902	666,498	3,040,126	5,706,385	1,695,830	2,031,236

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	1,403,413	(789,875)	1,139,706	(1,715,104)	126,704	(1,375,205)

Futures contracts	-	-	91,379	84,307	15,742	20,008

Foreign currencies	-	-	-	-	-	5

Change in Net Unrealized Appreciation (Depreciation)	1,403,413	(789,875)	1,231,085	(1,630,797)	142,446	(1,355,192)

NET GAIN (LOSS)	2,242,315	(123,377)	4,271,211	4,075,588	1,838,276	676,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,672,601	$1,747,731	$4,755,175	$4,978,668	$1,872,834	$898,175

Foreign taxes withheld on dividends and interest	$-	$-	$161	$309	$3	$76

See Notes to Financial Statements
B-3

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)
	PD International	PD Emerging
	Large-Cap	Markets
	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,274,204	$336,370

Interest, net of foreign taxes withheld	54	23

Other	230	261

Total Investment Income	1,274,488	336,654

EXPENSES
Advisory fees	81,216	82,713

Support services expenses	15,468	17,534

Custodian fees and expenses	15,690	5,097

Portfolio accounting and tax fees	46,288	19,221

Printing expenses	722	323

Postage and mailing expenses	554	246

Legal and audit fees	2,197	957

Trustees’ fees and expenses	805	347

Interest expense and commitment fees	59	54

Other	424	4,216

Total Expenses	163,423	130,708

Adviser Reimbursement	(65,964)	-

Net Expenses	97,459	130,708

NET INVESTMENT INCOME	1,177,029	205,946

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(53,244)	43,268

Foreign currency transactions	3,168	(14,217)

Net Realized Gain (Loss)	(50,076)	29,051

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (1)	1,771,233	234,927

Foreign currencies	(1,411)	359

Change in Net Unrealized Appreciation	1,769,822	235,286

NET GAIN	1,719,746	264,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,896,775	$470,283

Foreign taxes withheld on dividends and interest	$142,659	$39,280

(1)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $22,753.

See Notes to Financial Statements
B-4

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010	2011 (2)	2010
	PD Aggregate Bond		PD High Yield Bond		PD Large-Cap
	Index Portfolio		Market Portfolio		Growth Index Portfolio
OPERATIONS
Net investment income	$2,430,286	$2,927,801	$1,871,108	$2,754,730	$483,964	$620,476

Net realized gain	838,902	335,320	666,498	965,555	3,040,126	1,555,238

Change in net unrealized appreciation (depreciation)	1,403,413	1,978,766	(789,875)	251,857	1,231,085	5,931,095

Net Increase in Net Assets Resulting from Operations	4,672,601	5,241,887	1,747,731	3,972,142	4,755,175	8,106,809

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,862,882)	(3,282,537)	(1,129,477)	(2,944,301)	(52,314)	(618,841)

Net realized gains	(235,605)	(99,712)	(32,010)	(933,544)	(64,510)	(1,490,728)

Net Decrease from Dividends and Distributions to Shareholders	(2,098,487)	(3,382,249)	(1,161,487)	(3,877,845)	(116,824)	(2,109,569)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	39,714,094	106,654,412	36,850,058	7,319,964	21,314,947	35,533,463

Dividend and distribution reinvestments	2,098,487	3,382,249	1,161,487	3,877,845	116,824	2,109,569

Cost of shares repurchased	(45,874,573)	(15,664,998)	(210,145)	(527,604)	(11,193,008)	(9,402,465)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,061,992)	94,371,663	37,801,400	10,670,205	10,238,763	28,240,567

NET INCREASE (DECREASE) IN NET ASSETS	(1,487,878)	96,231,301	38,387,644	10,764,502	14,877,114	34,237,807

NET ASSETS
Beginning of Year or Period	163,942,405	67,711,104	38,750,894	27,986,392	63,467,940	29,230,133

End of Year or Period	$162,454,527	$163,942,405	$77,138,538	$38,750,894	$78,345,054	$63,467,940

	PD Large-Cap		PD Small-Cap		PD Small-Cap
	Value Index Portfolio		Growth Index Portfolio		Value Index Portfolio
OPERATIONS
Net investment income	$903,080	$1,095,360	$34,558	$94,149	$222,131	$333,743

Net realized gain	5,706,385	1,912,515	1,695,830	980,670	2,031,236	1,240,452

Change in net unrealized appreciation (depreciation)	(1,630,797)	5,345,459	142,446	3,249,147	(1,355,192)	2,634,903

Net Increase in Net Assets Resulting from Operations	4,978,668	8,353,334	1,872,834	4,323,966	898,175	4,209,098

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(25,246)	(1,096,791)	(43,305)	(93,682)	(97,600)	(328,099)

Net realized gains	(109,671)	(1,802,843)	(177,810)	(802,858)	(23,568)	(1,216,884)

Net Decrease from Dividends and Distributions to Shareholders	(134,917)	(2,899,634)	(221,115)	(896,540)	(121,168)	(1,544,983)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	22,371,141	45,830,414	5,179,480	5,118,059	7,422,442	7,022,447

Dividend and distribution reinvestments	134,917	2,899,634	221,115	896,540	121,168	1,544,983

Cost of shares repurchased	(11,957,016)	(9,614,306)	(271,953)	(1,132,528)	(324,608)	(1,405,260)

Net Increase in Net Assets from Capital Share Transactions	10,549,042	39,115,742	5,128,642	4,882,071	7,219,002	7,162,170

NET INCREASE IN NET ASSETS	15,392,793	44,569,442	6,780,361	8,309,497	7,996,009	9,826,285

NET ASSETS
Beginning of Year or Period	77,489,926	32,920,484	20,094,602	11,785,105	22,994,481	13,168,196

End of Year or Period	$92,882,719	$77,489,926	$26,874,963	$20,094,602	$30,990,490	$22,994,481

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements
B-5

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2011 (2)	2010	2011 (2)	2010
	PD International		PD Emerging Markets
	Large-Cap Portfolio		Portfolio
OPERATIONS
Net investment income	$1,177,029	$870,344	$205,946	$273,531

Net realized gain (loss)	(50,076)	14,449	29,051	467,654

Change in net unrealized appreciation	1,769,822	3,528,442	235,286	3,400,383

Net Increase in Net Assets Resulting from Operations	2,896,775	4,413,235	470,283	4,141,568

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(28,046)	(841,877)	(2,848)	(267,175)

Net realized gains	-	(17,638)	(4,579)	(463,075)

Net Decrease from Dividends and Distributions to Shareholders	(28,046)	(859,515)	(7,427)	(730,250)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	27,341,910	29,113,477	6,920,945	4,040,724

Dividend and distribution reinvestments	28,046	859,515	7,427	730,250

Cost of shares repurchased	(5,099,133)	(4,778,994)	(209,986)	(538,901)

Net Increase in Net Assets from Capital Share Transactions	22,270,823	25,193,998	6,718,386	4,232,073

NET INCREASE IN NET ASSETS	25,139,552	28,747,718	7,181,242	7,643,391

NET ASSETS
Beginning of Year or Period	53,577,290	24,829,572	25,449,031	17,805,640

End of Year or Period	$78,716,842	$53,577,290	$32,630,273	$25,449,031

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements
B-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

														Ratio of Expenses	Ratio of Expenses Before	Ratio of Net Investment
				Total from										After Expense	Expense	Income
For the Year or	Net Asset Value,	Net Investment	Net Realized and	Investment	Distributions from		Distributions from		Total		Net Asset Value,		Net Assets, End	Reductions to	Reductions to	After Expense Reductions To	Portfolio
Period Ended	Beginning of Year or Period	Income	Unrealized Gain	Operations	Net Investment Income		Capital Gains		Distributions		End of Year or Period	Total Returns (2)	of Year or Period	Average Net Assets (3), (4)	Average Net Assets (4)	Average Net Assets (4)	Turnover Rates
PD Aggregate Bond Index (5)
2011 (6)	$10.59	$0.15	$0.11	$0.26	($0.13)		($0.01)		($0.14)		$10.71	2.56%	$162,454,527	0.17%	0.25%	2.83%	94.72%
2010	10.23	0.31	0.33	0.64	(0.27)		(0.01)		(0.28)		10.59	6.23%	163,942,405	0.17%	0.28%	2.88%	148.73%
2009 (7)	10.00	0.19	0.21	0.40	(0.14)		(0.03)		(0.17)		10.23	3.97%	67,711,104	0.17%	0.28%	2.80%	324.46%

PD High Yield Bond Market (5)
2011 (6)	$11.42	$0.42	$0.11	$0.53	($0.18)		($-	) (8)	($0.18)		$11.77	4.69%	$77,138,538	0.34%	0.46%	7.22%	20.71%
2010	11.30	1.00	0.43	1.43	(1.02)		(0.29)		(1.31)		11.42	13.05%	38,750,894	0.34%	0.52%	8.57%	40.05%
2009 (7)	10.00	0.66	1.31	1.97	(0.63)		(0.04)		(0.67)		11.30	19.88%	27,986,392	0.34%	0.57%	9.00%	31.24%

PD Large-Cap Growth Index (5)
2011 (6)	$14.31	$0.10	$0.85	$0.95	($0.01)		($0.01)		($0.02)		$15.24	6.63%	$78,345,054	0.17%	0.21%	1.31%	34.43%
2010	12.75	0.19	1.87	2.06	(0.15)		(0.35)		(0.50)		14.31	16.17%	63,467,940	0.17%	0.24%	1.44%	56.10%
2009 (7)	10.00	0.12	2.80	2.92	(0.09)		(0.08)		(0.17)		12.75	29.12%	29,230,133	0.17%	0.45%	1.57%	80.71%

PD Large-Cap Value Index (5)
2011 (6)	$13.95	$0.15	$0.65	$0.80	($-	) (8)	($0.02)		($0.02)		$14.73	5.77%	$92,882,719	0.17%	0.20%	2.08%	32.57%
2010	12.62	0.29	1.59	1.88	(0.21)		(0.34)		(0.55)		13.95	14.89%	77,489,926	0.17%	0.24%	2.20%	54.98%
2009 (7)	10.00	0.18	2.67	2.85	(0.12)		(0.11)		(0.23)		12.62	28.54%	32,920,484	0.17%	0.42%	2.25%	88.66%

PD Small-Cap Growth Index (5)
2011 (6)	$15.52	$0.02	$1.27	$1.29	($0.03)		($0.12)		($0.15)		$16.66	8.34%	$26,874,963	0.21%	0.28%	0.30%	44.80%
2010	12.66	0.09	3.49	3.58	(0.07)		(0.65)		(0.72)		15.52	28.24%	20,094,602	0.21%	0.46%	0.63%	69.43%
2009 (7)	10.00	0.04	2.82	2.86	(0.03)		(0.17)		(0.20)		12.66	28.60%	11,785,105	0.21%	0.70%	0.56%	70.15%

PD Small-Cap Value Index (5)
2011 (6)	$14.60	$0.12	$0.42	$0.54	($0.05)		($0.01)		($0.06)		$15.08	3.67%	$30,990,490	0.21%	0.27%	1.66%	41.61%
2010	12.65	0.26	2.74	3.00	(0.23)		(0.82)		(1.05)		14.60	23.67%	22,994,481	0.21%	0.45%	1.93%	61.82%
2009 (7)	10.00	0.17	2.73	2.90	(0.13)		(0.12)		(0.25)		12.65	29.01%	13,168,196	0.21%	0.74%	2.12%	74.74%

PD International Large-Cap (5)
2011 (6)	$13.77	$0.26	$0.41	$0.67	($0.01)		$-		($0.01)		$14.43	4.85%	$78,716,842	0.30%	0.50%	3.62%	0.19%
2010	13.01	0.30	0.69	0.99	(0.23)		(-	) (8)	(0.23)		13.77	7.61%	53,577,290	0.30%	0.46%	2.35%	3.25%
2009 (7)	10.00	0.14	3.02	3.16	(0.09)		(0.06)		(0.15)		13.01	31.59%	24,829,572	0.30%	0.64%	1.68%	5.62%

PD Emerging Markets (5)
2011 (6)	$16.55	$0.12	$0.09	$0.21	($-	) (8)	($-	) (8)	($-	) (8)	$16.76	1.24%	$32,630,273	0.95%	0.95%	1.49%	0.48%
2010	14.21	0.20	2.64	2.84	(0.19)		(0.31)		(0.50)		16.55	20.04%	25,449,031	0.85%	0.85%	1.34%	7.25%
2009 (7)	10.00	0.11	4.23	4.34	(0.11)		(0.02)		(0.13)		14.21	43.43%	17,805,640	0.97%	0.98%	1.33%	8.14%

(1)	The Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements).
(2)	Total returns for periods of less than one full year are not annualized.
(3)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 5 in Notes to the Financial Statements.
(4)	The ratios for periods of less than one full year are annualized.
(5)	Per share amounts have been calculated using the average shares method.
(6)	Unaudited for the six-month period ended June 30, 2011.
(7)	Operations commenced on May 1, 2009.
(8)	Amount represents less than $0.005 per share.

See Notes to Financial Statements
B-7

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2011 was comprised of fifty separate portfolios, eight of which are presented in this report: PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap, and PD Emerging Markets Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”).

During the reporting period, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act. On May 1, 2011, for the portfolios covered in this report, all existing shares owned prior to May 1, 2011 were designated Class P shares. The Pacific Dynamix Underlying Portfolios currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the investment adviser and certain of its affiliates can invest in the Class P shares of the Pacific Dynamix Underlying Portfolios.

The semi-annual report for the Pacific Dynamix Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the shareholder report for the Pacific Select Fund, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

The Fund implemented the additional disclosure requirements under the Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) in January 2010. The update amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements, and to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis) (see required disclosures in Note 12 and in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments).

A. DETERMINATION OF NET ASSET VALUE

Each portfolio of the Fund is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV per share is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

B. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”).

Money Market Instruments and Short-Term Investments

Money market and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

C-1

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the bid and ask prices, which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Board has adopted procedures (“Fund Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

C. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the portfolios invest. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are included in interest income in the Statements of Operations when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

D. DISTRIBUTIONS TO SHAREHOLDERS

Each portfolio currently intends to distribute substantially all of its net investment income at least annually, except for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios (collectively the “Debt Portfolios”), for which dividends are generally declared and paid semi-annually. Dividends may be declared more or less frequently if advantageous to the specific portfolio and its shareholders. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.

Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

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(Unaudited)

E. FOREIGN CURRENCY TRANSLATION

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of investments, interest income, dividends, and variation margin, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss and change in net unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

F. EXPENSE ALLOCATION

General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

G. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, and many of the factors noted above.

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

The portfolios may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for its full value. The value of Illiquid Investments held by each portfolio as of June 30, 2011 was less than 15% of its net assets.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the investment on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

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PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Derivative Investments

Certain portfolios may invest in derivative investments, including, but not limited to futures contracts (see Note 13 for a detailed discussion on derivative instruments).

H. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, FASB issued the Accounting Standards Update No. 2011-3, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchased Agreements. Topic 860 already provided guidelines on when an entity should recognize a sale when it transfers financial assets subject to repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The update is effective for the first interim or annual periods beginning on or after December 15, 2011. The amendments should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the impact, if any, that this update will have on the Fund’s financial statements.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and IFRSs. This update includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. This update will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, this update will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, that the implementation of this update will have on the Fund’s financial statement disclosures.

3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each portfolio of the Fund. For the Pacific Dynamix Underlying Portfolios, PLFA has retained other portfolio management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PD Aggregate Bond Index	0.16% of first $50 million
0.15% of next $50 million
0.14% on excess

PD High Yield Bond Market	0.35% of first $50 million
0.22% of next $50 million
0.14% on excess

PD Large-Cap Growth Index	0.14% of first $300 million
PD Large-Cap Value Index	0.12% on excess
PD Small-Cap Growth Index
PD Small-Cap Value Index

PD International Large-Cap	0.25% of first $100 million
0.20% on excess

PD Emerging Markets	0.60% of first $50 million
0.35% on excess

Pursuant to Portfolio Management Agreements as of June 30, 2011, the Fund and PLFA engage various portfolio management firms under PLFA’s supervision. The following firms serve as sub-advisers for the respective portfolios: BlackRock Investment Management, LLC for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; SSgA Funds Management, Inc. for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios; and Dimensional Fund Advisors LP for the PD International Large-Cap and PD Emerging Markets Portfolios. PLFA, as Investment Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of

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PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Prior to May 1, 2011, pursuant to an Agency Agreement, Pacific Life served as transfer agent and dividend disbursing agent for the Pacific Dynamix Underlying Portfolios of the Fund, without remuneration from the Fund.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company for a fee, serves as transfer agent and dividend disbursing agent for all Class P shares of the Pacific Dynamix Underlying Portfolios, effective as of May 1, 2011.

4. TRUSTEE COMPENSATION

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”), if any, is included in “Accrued trustees’ fees and expenses” in the Statements of Assets and Liabilities. Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account, if any, is included in “Trustees’ fees and expenses” in the Statements of Operations. None of the independent trustees have deferred their compensation since the commencement of operations of all the portfolios covered in this report, therefore there is no accrued deferred compensation shown in the Statements of Assets and Liabilities.

5. EXPENSE REDUCTIONS

PLFA has contractually agreed to reimburse each Pacific Dynamix Underlying Portfolio through April 30, 2012 to the extent the total net operating expenses (including advisory fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of a Pacific Dynamix Underlying Portfolio) exceeds the annualized expense ratios as follows: 0.17% for the PD Aggregate Bond Index, PD Large-Cap Growth Index, and PD Large-Cap Value Index Portfolios; 0.34% for the PD High Yield Bond Market Portfolio; 0.21% for the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; 0.30% for the PD International Large-Cap Portfolio; and 0.97% for the PD Emerging Markets Portfolio.

Any reimbursement is subject to recoupment by PLFA for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place) to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. For the period ended June 30, 2011, PLFA reimbursed the following portfolios under the expense limitation agreement:

Investment
Adviser Expense
Portfolio	Reimbursements
PD Aggregate Bond Index	$66,102
PD High Yield Bond Market	32,667
PD Large-Cap Growth Index	14,074
PD Large-Cap Value Index	14,213
PD Small-Cap Growth Index	7,920
PD Small-Cap Value Index	8,722
PD International Large-Cap	65,964

The cumulative expense reimbursement amounts, if any, as of June 30, 2011 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2012	2013	2014
PD Aggregate Bond Index	$32,594	$110,894	$66,102
PD High Yield Bond Market	36,830	56,698	32,667
PD Large-Cap Growth Index	33,861	28,860	14,074
PD Large-Cap Value Index	33,209	32,445	14,213
PD Small-Cap Growth Index	28,127	38,021	7,920
PD Small-Cap Value Index	32,402	41,193	8,722
PD International Large-Cap	36,554	60,583	65,964

There was no recoupment of expense reimbursement by PLFA from any of the Pacific Dynamix Underlying Portfolios during the period ended June 30, 2011.

The Fund had also entered into an arrangement with its custodian whereby credits were realized as a result of uninvested cash balances.

The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian credits, if any, are presented in the Statements of Operations.

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PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

6. TRANSACTIONS WITH AFFILIATES

For the period ended June 30, 2011, the Pacific Dynamix Underlying Portfolios have incurred $525,108 of investment advisory fees and $53,076 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3). As of June 30, 2011, $93,996 and $1,309, respectively, remained payable.

As of June 30, 2011, Pacific Life owned the following percentages of shares outstanding of each of the following portfolios:

Ownership
Portfolio	Percentage
PD High Yield Bond Market	70.86%
PD Small-Cap Growth Index	26.79%
PD Small-Cap Value Index	20.23%
PD Emerging Markets	50.24%

One trustee of the Fund is also a Director of Pacific Life and PLFA. Certain officers of Pacific Life and PLFA are also officers of the Fund.

7. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. As of June 30, 2011, the actual interest rate on borrowing by the Fund was 1.38%. The Fund pays the Bank a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount up to a maximum of $93,750. The committed line of credit will expire on September 2, 2011, unless renewed. The commitment fees and interest incurred by each applicable portfolio covered in this report are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. The weighted average interest rate and the average dollar amount of borrowings on those days that the PD Emerging Markets Portfolio had a loan outstanding during the period ended June 30, 2011 were 1.42% and $37,203, respectively. No other portfolios covered in this report had a loan outstanding during the same period.

9. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the period ended June 30, 2011, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$149,082,829	$149,843,798

	Other Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$11,037,737	$8,991,749
PD High Yield Bond Market	49,898,717	10,785,056
PD Large-Cap Growth Index	33,279,841	24,836,430
PD Large-Cap Value Index	37,451,707	27,673,682
PD Small-Cap Growth Index	14,987,915	10,442,968
PD Small-Cap Value Index	18,244,550	11,147,494
PD International Large-Cap	23,988,830	126,025
PD Emerging Markets	6,829,894	134,598

10. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

The tax character of distributions paid during the period ended June 30, 2011, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
PD Aggregate Bond Index	$2,008,646	$89,841	$2,098,487
PD High Yield Bond Market	1,129,477	32,010	1,161,487
PD Large-Cap Growth Index	52,314	64,510	116,824
PD Large-Cap Value Index	25,246	109,671	134,917
PD Small-Cap Growth Index	43,305	177,810	221,115
PD Small-Cap Value Index	97,600	23,568	121,168
PD International Large-Cap	28,046	-	28,046
PD Emerging Markets	2,848	4,579	7,427

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PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

The tax character of distributions paid during the year ended December 31, 2010, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
PD Aggregate Bond Index	$3,346,048	$36,201	$3,382,249
PD High Yield Bond Market	3,665,490	212,355	3,877,845
PD Large-Cap Growth Index	1,028,542	1,081,027	2,109,569
PD Large-Cap Value Index	2,130,616	769,018	2,899,634
PD Small-Cap Growth Index	483,104	413,436	896,540
PD Small-Cap Value Index	994,952	550,031	1,544,983
PD International Large-Cap	852,051	7,464	859,515
PD Emerging Markets	623,996	106,254	730,250

11. FEDERAL INCOME TAX INFORMATION

The Fund currently intends that each Pacific Dynamix Underlying Portfolio will be treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2011, were as follows:

					Net
		Gross	Gross	Net	Unrealized
	Total Cost of	Unrealized	Unrealized	Unrealized	Appreciation	Net
	Investments on	Appreciation	Depreciation	Appreciation	(Depreciation)	Unrealized
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	Appreciation
PD Aggregate Bond Index	$161,825,332	$4,131,890	($280,087)	$3,851,803	$-	$3,851,803
PD High Yield Bond Market	74,594,771	2,792,565	(664,790)	2,127,775	-	2,127,775
PD Large-Cap Growth Index	68,286,100	11,300,706	(278,513)	11,022,193	108,448	11,130,641
PD Large-Cap Value Index	87,644,110	8,587,285	(1,152,832)	7,434,453	115,984	7,550,437
PD Small-Cap Growth Index	22,847,582	5,517,897	(302,019)	5,215,878	21,558	5,237,436
PD Small-Cap Value Index	29,066,294	3,879,650	(667,002)	3,212,648	29,768	3,242,416
PD International Large-Cap	70,728,878	10,635,426	(2,201,174)	8,434,252	(509)	8,433,743
PD Emerging Markets	24,185,708	8,874,253	(513,714)	8,360,539	(70)	8,360,469

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies, if any.

As of and during the period ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. During the period ended June 30, 2011, none of the Pacific Dynamix Underlying Portfolios incurred any interest or penalties.

The Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2009 through December 31, 2010 for Federal purposes and December 31, 2009 through December 31, 2010 for State purposes.

12. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2B) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund is required to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3, if any, are based on values at the end of the period. The Fund also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy (see Note 2 on page C-1). For the period ended June 30, 2011, there were no significant transfers between Level 1, Level 2 and Level 3. A summary of each portfolio’s investments as of June 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

C-8

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-9

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

13. DERIVATIVE INVESTMENTS CATEGORIZED BY RISK EXPOSURE

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Pacific Dynamix Underlying Portfolios may invest in futures contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default.

Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment

C-10

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Derivative Instruments

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons the portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures to help provide equity exposure to the portfolio’s cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows.

The derivative investments held as of June 30, 2011 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investments held during the period ended June 30, 2011 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of derivative investments on the Statements of Assets and Liabilities not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2011:

	Total Value of Equity Contracts*
	as of June 30, 2011
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$108,448	$-
PD Large-Cap Value Index	115,984	-
PD Small-Cap Growth Index	21,558	-
PD Small-Cap Value Index	29,763	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments on the Fund’s Statements of Operations:

Derivative Investment Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments in equity futures contracts recognized in the Statements of Operations as of June 30, 2011:

	Realized Gain and Unrealized Appreciation on
	Derivative Investments in Equity Futures Contracts
	Recognized in the Statement of Operations
	Realized	Change in Net Unrealized
Portfolio	Gain	Appreciation
PD Large-Cap Growth Index	$47,587	$91,379
PD Large-Cap Value Index	87,325	84,307
PD Small-Cap Growth Index	33,108	15,742
PD Small-Cap Value Index	39,433	20,008

C-11

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

14. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2011 and the year ended December 31, 2010 were as follows:

	PD Aggregate Bond Index		PD High Yield Bond Market		PD Large-Cap Growth Index
	2011	2010	2011	2010	2011	2010
Shares sold	3,727,303	10,017,883	3,077,582	619,718	1,430,392	2,697,133
Dividend and distribution reinvested	195,539	320,566	98,762	343,215	7,906	147,357
Shares repurchased	(4,245,089)	(1,473,751)	(18,058)	(45,991)	(730,806)	(702,782)

Net increase (decrease)	(322,247)	8,864,698	3,158,286	916,942	707,492	2,141,708
Shares outstanding, beginning of period or year	15,484,098	6,619,400	3,393,308	2,476,366	4,434,868	2,293,160

Shares outstanding, end of period or year	15,161,851	15,484,098	6,551,594	3,393,308	5,142,360	4,434,868

	PD Large-Cap Value Index		PD Small-Cap Growth Index		PD Small-Cap Value Index
	2011	2010	2011	2010	2011	2010
Shares sold	1,541,865	3,465,743	320,751	391,532	494,078	532,891
Dividend and distribution reinvested	9,355	208,089	13,917	57,048	8,324	104,919
Shares repurchased	(801,054)	(728,169)	(16,760)	(84,577)	(21,743)	(104,135)

Net increase	750,166	2,945,663	317,908	364,003	480,659	533,675
Shares outstanding, beginning of period or year	5,553,427	2,607,764	1,294,839	930,836	1,574,498	1,040,823

Shares outstanding, end of period or year	6,303,593	5,553,427	1,612,747	1,294,839	2,055,157	1,574,498

	PD International Large-Cap		PD Emerging Markets
	2011	2010	2011	2010
Shares sold	1,911,564	2,303,783	422,185	278,962
Dividend and distribution reinvested	1,976	62,994	450	45,060
Shares repurchased	(350,186)	(383,365)	(12,453)	(40,088)

Net increase	1,563,354	1,983,412	410,182	283,934
Shares outstanding, beginning of period or year	3,892,260	1,908,848	1,537,277	1,253,343

Shares outstanding, end of period or year	5,455,614	3,892,260	1,947,459	1,537,277

C-12

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire 6-month period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 to Financial Statements) and other expense reductions (Note 5 to Financial Statements). The “Ending Account Value at 06/30/11” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/11-06/30/11” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2011 to June 30, 2011.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/11-06/30/11.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/11-
Portfolio	01/01/11	06/30/11	Ratio	06/30/11
PD Aggregate Bond Index
Actual	$1,000.00	$1,025.60	0.17%	$0.85
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD High Yield Bond Market
Actual	$1,000.00	$1,046.90	0.34%	$1.73
Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71

PD Large-Cap Growth Index
Actual	$1,000.00	$1,066.30	0.17%	$0.87
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index
Actual	$1,000.00	$1,057.70	0.17%	$0.87
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Small-Cap Growth Index
Actual	$1,000.00	$1,083.40	0.21%	$1.08
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD Small-Cap Value Index
Actual	$1,000.00	$1,036.70	0.21%	$1.06
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD International Large-Cap
Actual	$1,000.00	$1,048.50	0.30%	$1.52
Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

PD Emerging Markets
Actual	$1,000.00	$1,012.40	0.95%	$4.74
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

(1)	Expenses paid during the six month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:
  Pacific Life’s Annuity Contract Owners: 1-800-722-4448
  Pacific Life’s Annuity Registered Representative: 1-800-722-2333
  Pacific Life Insurance Policy Owners: 1-800-800-7681
  PL&A’s Annuity Contract Owners: 1-800-748-6907
  PL&A’s Life Insurance Policy Owners: 1-888-595-6997
7 a.m. through 5 p.m. Pacific Time

D-2

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
(a) Schedule I.
(b) Not applicable.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 10.6%

Abercrombie & Fitch Co ‘A’	19,184	$1,283,793
Amazon.com Inc *	78,272	16,005,841
Apollo Group Inc ‘A’ *	26,835	1,172,153
AutoNation Inc *	13,848	506,975
AutoZone Inc *	5,607	1,653,224
Bed Bath & Beyond Inc *	54,881	3,203,404
Best Buy Co Inc	71,283	2,238,999
Big Lots Inc *	16,375	542,831
Cablevision Systems Corp ‘A’	50,675	1,834,942
CarMax Inc *	49,474	1,636,105
Carnival Corp (Panama)	94,614	3,560,325
CBS Corp ‘B’	146,448	4,172,304
Chipotle Mexican Grill Inc *	6,815	2,100,315
Coach Inc	64,420	4,118,371
Comcast Corp ‘A’	606,287	15,363,313
D.R. Horton Inc	61,003	702,755
Darden Restaurants Inc	30,096	1,497,577
DeVry Inc	13,442	794,825
DIRECTV ‘A’ *	168,211	8,548,483
Discovery Communications Inc ‘A’ *	61,337	2,512,364
Expedia Inc	43,610	1,264,254
Family Dollar Stores Inc	27,190	1,429,106
Ford Motor Co *	832,437	11,479,306
Fortune Brands Inc	33,760	2,152,875
GameStop Corp ‘A’ *	31,071	828,664
Gannett Co Inc	52,800	756,096
Genuine Parts Co	34,353	1,868,803
H&R Block Inc	66,552	1,067,494
Harley-Davidson Inc	51,736	2,119,624
Harman International Industries Inc	15,202	692,755
Hasbro Inc	29,870	1,312,189
International Game Technology	65,742	1,155,744
J.C. Penney Co Inc	47,097	1,626,730
Johnson Controls Inc	148,668	6,193,509
Kohl’s Corp	61,891	3,095,169
Leggett & Platt Inc	31,937	778,624
Lennar Corp ‘A’	35,345	641,512
Limited Brands Inc	55,791	2,145,164
Lowe’s Cos Inc	285,493	6,654,842
Macy’s Inc	93,474	2,733,180
Marriott International Inc ‘A’	62,752	2,227,068
Mattel Inc	75,970	2,088,415
McDonald’s Corp	227,422	19,176,223
Netflix Inc *	9,563	2,512,104
Newell Rubbermaid Inc	64,007	1,010,030
News Corp ‘A’	500,802	8,864,195
Nike Inc ‘B’	83,148	7,481,657
Nordstrom Inc	36,803	1,727,533
O’Reilly Automotive Inc *	30,528	1,999,889
Omnicom Group Inc	61,871	2,979,707
Polo Ralph Lauren Corp	14,252	1,889,958
priceline.com Inc *	10,879	5,569,286
PulteGroup Inc *	73,398	562,229
Ross Stores Inc	25,610	2,051,873
Scripps Networks Interactive Inc ‘A’	19,754	965,576
Sears Holdings Corp *	9,504	678,966
Staples Inc	156,736	2,476,429
Starbucks Corp	164,262	6,486,706
Starwood Hotels & Resorts Worldwide Inc	42,726	2,394,365
Target Corp	151,039	7,085,239
The Gap Inc	86,765	1,570,447
The Goodyear Tire & Rubber Co *	53,628	899,342
The Home Depot Inc	348,975	12,639,875
The Interpublic Group of Cos Inc	106,633	1,332,913
The McGraw-Hill Cos Inc	66,804	2,799,756
The TJX Cos Inc	84,828	4,456,015
The Walt Disney Co	414,284	16,173,647
The Washington Post Co ‘B’	1,146	480,117
Tiffany & Co	27,968	2,196,047
Time Warner Cable Inc	73,806	5,759,820
Time Warner Inc	234,580	8,531,675
Urban Outfitters Inc *	27,908	785,610
VF Corp	19,165	2,080,552
Viacom Inc ‘B’	128,310	6,543,810
Whirlpool Corp	16,707	1,358,613
Wyndham Worldwide Corp	37,768	1,270,893
Wynn Resorts Ltd	16,666	2,392,238
Yum! Brands Inc *	102,017	5,635,419

		280,578,776

Consumer Staples - 10.6%

Altria Group Inc	458,811	12,117,198
Archer-Daniels-Midland Co	149,437	4,505,526
Avon Products Inc	94,223	2,638,244
Brown-Forman Corp ‘B’	22,599	1,687,919
Campbell Soup Co	40,078	1,384,695
Coca-Cola Enterprises Inc	71,172	2,076,799
Colgate-Palmolive Co	107,179	9,368,516
ConAgra Foods Inc	89,547	2,311,208
Constellation Brands Inc ‘A’ *	39,331	818,871
Costco Wholesale Corp	95,737	7,777,674
CVS Caremark Corp	297,177	11,167,912
Dean Foods Co *	39,866	489,156
Dr Pepper Snapple Group Inc	48,799	2,046,142
General Mills Inc	139,886	5,206,557
H.J. Heinz Co	70,506	3,756,560
Hormel Foods Corp	30,194	900,083
Kellogg Co	54,873	3,035,574
Kimberly-Clark Corp	86,185	5,736,474
Kraft Foods Inc ‘A’	385,282	13,573,485
Lorillard Inc	31,482	3,427,445
McCormick & Co Inc	28,978	1,436,439
Mead Johnson Nutrition Co	44,761	3,023,606
Molson Coors Brewing Co ‘B’	34,837	1,558,607
PepsiCo Inc	346,465	24,401,530
Philip Morris International Inc	389,813	26,027,814
Reynolds American Inc	74,051	2,743,590
Safeway Inc	78,476	1,833,984
Sara Lee Corp	128,143	2,433,436
SUPERVALU Inc	45,796	430,940
Sysco Corp	127,834	3,985,864
The Clorox Co	29,498	1,989,345
The Coca-Cola Co	501,795	33,765,786
The Estee Lauder Cos Inc ‘A’	24,945	2,623,965
The Hershey Co	33,678	1,914,594
The J.M. Smucker Co	25,659	1,961,374
The Kroger Co	133,541	3,311,817
The Procter & Gamble Co	611,847	38,895,114
Tyson Foods Inc ‘A’	65,607	1,274,088
Wal-Mart Stores Inc	418,631	22,246,051
Walgreen Co	200,741	8,523,463
Whole Foods Market Inc	32,705	2,075,132

		280,482,577

Energy - 12.6%

Alpha Natural Resources Inc *	49,610	2,254,278
Anadarko Petroleum Corp	109,032	8,369,296
Apache Corp	84,037	10,369,325
Baker Hughes Inc	95,244	6,910,905
Cabot Oil & Gas Corp	22,892	1,517,969
Cameron International Corp *	53,665	2,698,813
Chesapeake Energy Corp	144,089	4,278,002
Chevron Corp	440,651	45,316,549
ConocoPhillips	309,825	23,295,742
CONSOL Energy Inc	49,635	2,406,305
Denbury Resources Inc *	87,385	1,747,700

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Devon Energy Corp	92,704	$7,306,002
Diamond Offshore Drilling Inc	15,156	1,067,134
El Paso Corp	168,454	3,402,771
EOG Resources Inc	58,822	6,149,840
EQT Corp	32,713	1,718,087
Exxon Mobil Corp	1,079,822	87,875,914
FMC Technologies Inc *	52,628	2,357,208
Halliburton Co	200,533	10,227,183
Helmerich & Payne Inc	23,413	1,548,068
Hess Corp	66,253	4,953,074
Marathon Oil Corp	156,054	8,220,925
Murphy Oil Corp	42,367	2,781,817
Nabors Industries Ltd * (Bermuda)	62,899	1,549,831
National Oilwell Varco Inc	92,712	7,251,006
Newfield Exploration Co *	29,269	1,990,877
Noble Corp (Switzerland)	55,230	2,176,614
Noble Energy Inc	38,658	3,464,917
Occidental Petroleum Corp	178,169	18,536,703
Peabody Energy Corp	59,310	3,493,952
Pioneer Natural Resources Co	25,569	2,290,215
QEP Resources Inc	38,694	1,618,570
Range Resources Corp	35,173	1,952,101
Rowan Cos Inc *	27,880	1,082,023
Schlumberger Ltd (Netherlands)	297,429	25,697,866
Southwestern Energy Co *	76,210	3,267,885
Spectra Energy Corp	142,404	3,903,294
Sunoco Inc	26,554	1,107,567
Tesoro Corp *	31,202	714,838
The Williams Cos Inc	128,852	3,897,773
Valero Energy Corp	124,911	3,193,974

		333,962,913

Financials - 15.1%

ACE Ltd (Switzerland)	73,928	4,865,941
Aflac Inc	102,403	4,780,172
American Express Co	229,222	11,850,777
American International Group Inc *	95,554	2,801,643
Ameriprise Financial Inc	53,363	3,077,978
Aon Corp	72,547	3,721,661
Apartment Investment & Management Co ‘A’ REIT	26,111	666,614
Assurant Inc	21,800	790,686
AvalonBay Communities Inc REIT	19,124	2,455,522
Bank of America Corp	2,221,253	24,344,933
BB&T Corp	152,587	4,095,435
Berkshire Hathaway Inc ‘B’ *	379,482	29,368,112
BlackRock Inc	21,071	4,041,629
Boston Properties Inc REIT	31,895	3,385,973
Capital One Financial Corp	100,599	5,197,950
CB Richard Ellis Group Inc ‘A’ *	63,895	1,604,403
Cincinnati Financial Corp	35,538	1,036,999
Citigroup Inc	640,181	26,657,137
CME Group Inc ‘A’	14,693	4,284,332
Comerica Inc	38,825	1,342,180
Discover Financial Services	119,488	3,196,304
E*TRADE Financial Corp *	55,239	762,298
Equity Residential REIT	64,553	3,873,180
Federated Investors Inc ‘B’	20,381	485,883
Fifth Third Bancorp	201,215	2,565,491
First Horizon National Corp	57,348	547,100
Franklin Resources Inc	31,579	4,146,007
Genworth Financial Inc ‘A’ *	107,805	1,108,235
HCP Inc REIT	88,946	3,263,429
Health Care REIT Inc	38,706	2,029,356
Host Hotels & Resorts Inc REIT	150,281	2,547,263
Hudson City Bancorp Inc	114,852	940,638
Huntington Bancshares Inc	188,197	1,234,572
IntercontinentalExchange Inc *	16,099	2,007,706
Invesco Ltd (Bermuda)	101,192	2,367,893
Janus Capital Group Inc	40,487	382,197
JPMorgan Chase & Co	871,019	35,659,518
KeyCorp	208,152	1,733,906
Kimco Realty Corp REIT	89,125	1,661,290
Legg Mason Inc	33,191	1,087,337
Leucadia National Corp	43,443	1,481,406
Lincoln National Corp	68,809	1,960,368
Loews Corp	68,057	2,864,519
M&T Bank Corp	27,484	2,417,218
Marsh & McLennan Cos Inc	120,000	3,742,800
Marshall & Ilsley Corp	115,605	921,372
MetLife Inc	231,661	10,162,968
Moody’s Corp	43,487	1,667,726
Morgan Stanley	338,507	7,789,046
Northern Trust Corp	52,963	2,434,180
NYSE Euronext	57,321	1,964,391
People’s United Financial Inc	78,926	1,060,765
Plum Creek Timber Co Inc REIT	35,530	1,440,386
Principal Financial Group Inc	70,361	2,140,382
ProLogis Inc REIT	99,517	3,566,689
Prudential Financial Inc	106,939	6,800,251
Public Storage REIT	30,653	3,494,749
Regions Financial Corp	275,757	1,709,693
Simon Property Group Inc REIT	64,279	7,471,148
SLM Corp	115,485	1,941,303
State Street Corp	110,441	4,979,785
SunTrust Banks Inc	117,605	3,034,209
T. Rowe Price Group Inc	56,902	3,433,467
The Allstate Corp	114,565	3,497,669
The Bank of New York Mellon Corp	272,111	6,971,484
The Charles Schwab Corp	219,420	3,609,459
The Chubb Corp	64,093	4,012,863
The Goldman Sachs Group Inc	113,477	15,102,654
The Hartford Financial Services Group Inc	97,521	2,571,629
The NASDAQ OMX Group Inc *	32,666	826,450
The PNC Financial Services Group Inc	115,367	6,877,027
The Progressive Corp	143,772	3,073,845
The Travelers Cos Inc	91,913	5,365,881
Torchmark Corp	16,988	1,089,610
U.S. Bancorp	422,251	10,771,623
Unum Group	67,481	1,719,416
Ventas Inc REIT	35,805	1,887,282
Vornado Realty Trust REIT	35,921	3,347,119
Wells Fargo & Co	1,159,347	32,531,277
Weyerhaeuser Co REIT	118,018	2,579,874
XL Group PLC (Ireland)	67,781	1,489,826
Zions Bancorp	40,257	966,571

		398,740,060

Health Care - 11.7%

Abbott Laboratories	340,673	17,926,213
Aetna Inc	83,462	3,679,840
Agilent Technologies Inc *	76,250	3,897,137
Allergan Inc	66,785	5,559,851
AmerisourceBergen Corp	60,001	2,484,041
Amgen Inc *	203,769	11,889,921
Baxter International Inc	124,996	7,461,011
Becton Dickinson & Co	47,927	4,129,870
Biogen Idec Inc *	52,948	5,661,200
Boston Scientific Corp *	334,775	2,313,295
Bristol-Myers Squibb Co	373,895	10,827,999
C.R. Bard Inc	18,757	2,060,644
Cardinal Health Inc	76,803	3,488,392
CareFusion Corp *	49,000	1,331,330
Celgene Corp *	101,414	6,117,292
Cephalon Inc *	16,843	1,345,756
Cerner Corp *	31,674	1,935,598
CIGNA Corp	59,288	3,049,182
Coventry Health Care Inc *	32,651	1,190,782
Covidien PLC (Ireland)	108,629	5,782,322
DaVita Inc *	20,918	1,811,708

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
DENTSPLY International Inc	30,987	$1,179,985
Edwards Lifesciences Corp *	25,140	2,191,705
Eli Lilly & Co	223,261	8,378,985
Express Scripts Inc *	116,021	6,262,814
Forest Laboratories Inc *	62,675	2,465,635
Gilead Sciences Inc *	172,516	7,143,888
Hospira Inc *	36,739	2,081,632
Humana Inc	36,887	2,970,879
Intuitive Surgical Inc *	8,607	3,202,751
Johnson & Johnson	600,854	39,968,808
Laboratory Corp of America Holdings *	21,942	2,123,766
Life Technologies Corp *	39,218	2,042,081
McKesson Corp	55,241	4,620,910
Medco Health Solutions Inc *	87,766	4,960,534
Medtronic Inc	234,362	9,029,968
Merck & Co Inc	676,549	23,875,414
Mylan Inc *	96,194	2,373,106
Patterson Cos Inc	20,851	685,789
PerkinElmer Inc	24,741	665,780
Pfizer Inc	1,731,903	35,677,202
Quest Diagnostics Inc	34,456	2,036,350
St Jude Medical Inc	72,041	3,434,915
Stryker Corp	73,280	4,300,803
Tenet Healthcare Corp *	107,712	672,123
Thermo Fisher Scientific Inc *	84,109	5,415,779
UnitedHealth Group Inc	237,458	12,248,084
Varian Medical Systems Inc *	25,974	1,818,699
Waters Corp *	20,065	1,921,023
Watson Pharmaceuticals Inc *	27,727	1,905,677
WellPoint Inc	80,513	6,342,009
Zimmer Holdings Inc *	42,045	2,657,244

		308,597,722

Industrials - 11.2%

3M Co	155,742	14,772,129
Avery Dennison Corp	23,308	900,388
C.H. Robinson Worldwide Inc	35,920	2,831,933
Caterpillar Inc	141,249	15,037,369
Cintas Corp	27,568	910,571
CSX Corp	241,651	6,336,089
Cummins Inc	43,090	4,459,384
Danaher Corp	119,324	6,322,979
Deere & Co	91,978	7,583,586
Dover Corp	40,866	2,770,715
Eaton Corp	74,750	3,845,888
Emerson Electric Co	164,734	9,266,287
Equifax Inc	26,764	929,246
Expeditors International of Washington Inc	46,508	2,380,745
Fastenal Co	64,572	2,323,946
FedEx Corp	69,172	6,560,964
Flowserve Corp	12,243	1,345,383
Fluor Corp	38,462	2,486,953
General Dynamics Corp	81,517	6,074,647
General Electric Co	2,324,705	43,843,936
Goodrich Corp	27,363	2,613,167
Honeywell International Inc	172,482	10,278,202
Illinois Tool Works Inc	109,576	6,189,948
Ingersoll-Rand PLC (Ireland)	72,566	3,295,222
Iron Mountain Inc	43,936	1,497,778
ITT Corp	40,318	2,375,940
Jacobs Engineering Group Inc *	27,796	1,202,177
Joy Global Inc	23,001	2,190,615
L-3 Communications Holdings Inc	23,243	2,032,600
Lockheed Martin Corp	62,477	5,058,763
Masco Corp	78,090	939,423
Norfolk Southern Corp	77,399	5,799,507
Northrop Grumman Corp	64,135	4,447,762
PACCAR Inc	80,070	4,090,776
Pall Corp	25,415	1,429,085
Parker-Hannifin Corp	35,525	3,188,014
Pitney Bowes Inc	44,432	1,021,492
Precision Castparts Corp	31,525	5,190,591
Quanta Services Inc *	46,998	949,360
Raytheon Co	78,033	3,889,945
Republic Services Inc	66,941	2,065,130
Robert Half International Inc	32,294	872,907
Rockwell Automation Inc	31,607	2,742,223
Rockwell Collins Inc	33,789	2,084,443
Roper Industries Inc	21,027	1,751,549
RR Donnelley & Sons Co	41,227	808,461
Ryder System Inc	11,146	633,650
Snap-on Inc	12,670	791,622
Southwest Airlines Co	173,355	1,979,714
Stanley Black & Decker Inc	36,821	2,652,953
Stericycle Inc *	18,845	1,679,466
Textron Inc	60,612	1,431,049
The Boeing Co	161,807	11,962,392
The Dun & Bradstreet Corp	10,842	819,005
Tyco International Ltd (Switzerland)	102,950	5,088,818
Union Pacific Corp	107,506	11,223,626
United Parcel Service Inc ‘B’	216,158	15,764,403
United Technologies Corp	200,610	17,755,991
W.W. Grainger Inc	12,710	1,952,892
Waste Management Inc	103,891	3,872,018

		296,595,817

Information Technology - 17.7%

Adobe Systems Inc *	110,569	3,477,395
Advanced Micro Devices Inc *	126,959	887,443
Akamai Technologies Inc *	40,795	1,283,819
Altera Corp	70,585	3,271,615
Amphenol Corp ‘A’	38,572	2,082,502
Analog Devices Inc	65,625	2,568,563
Apple Inc *	202,710	68,043,666
Applied Materials Inc	288,798	3,757,262
Autodesk Inc *	50,568	1,951,925
Automatic Data Processing Inc	109,498	5,768,355
BMC Software Inc *	38,916	2,128,705
Broadcom Corp ‘A’ *	104,524	3,516,187
CA Inc	83,353	1,903,783
Cisco Systems Inc	1,205,552	18,818,667
Citrix Systems Inc *	41,182	3,294,560
Cognizant Technology Solutions Corp ‘A’ *	66,664	4,889,138
Computer Sciences Corp	33,804	1,283,200
Compuware Corp *	47,707	465,620
Corning Inc	344,016	6,243,890
Dell Inc *	360,128	6,003,334
eBay Inc *	250,295	8,077,020
Electronic Arts Inc *	72,850	1,719,260
EMC Corp *	450,956	12,423,838
F5 Networks Inc *	17,786	1,960,907
Fidelity National Information Services Inc	58,916	1,814,024
First Solar Inc *	11,881	1,571,500
Fiserv Inc *	31,445	1,969,400
FLIR Systems Inc	35,085	1,182,715
Google Inc ‘A’ *	55,096	27,899,512
Harris Corp	27,886	1,256,543
Hewlett-Packard Co	454,615	16,547,986
Intel Corp	1,162,152	25,753,288
International Business Machines Corp	265,495	45,545,667
Intuit Inc *	59,933	3,108,125
Jabil Circuit Inc	42,764	863,833
JDS Uniphase Corp *	49,620	826,669
Juniper Networks Inc *	116,843	3,680,554
KLA-Tencor Corp	36,750	1,487,640
Lexmark International Inc ‘A’ *	17,380	508,539
Linear Technology Corp	49,853	1,646,146
LSI Corp *	134,336	956,472
Mastercard Inc ‘A’	20,655	6,224,178
MEMC Electronic Materials Inc *	50,224	428,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Microchip Technology Inc	41,696	$1,580,695
Micron Technology Inc *	188,494	1,409,935
Microsoft Corp	1,626,636	42,292,536
Molex Inc	30,511	786,268
Monster Worldwide Inc *	28,796	422,149
Motorola Mobility Holdings Inc *	64,569	1,423,101
Motorola Solutions Inc *	74,381	3,424,501
National Semiconductor Corp	52,966	1,303,493
NetApp Inc *	80,597	4,253,910
Novellus Systems Inc *	19,678	711,163
NVIDIA Corp *	131,451	2,094,672
Oracle Corp	854,105	28,108,596
Paychex Inc	70,523	2,166,467
QUALCOMM Inc	365,939	20,781,676
Red Hat Inc *	42,269	1,940,147
SAIC Inc *	62,492	1,051,115
salesforce.com inc *	26,402	3,933,370
SanDisk Corp *	52,198	2,166,217
Symantec Corp *	166,250	3,278,450
Tellabs Inc	78,869	363,586
Teradata Corp *	37,004	2,227,641
Teradyne Inc *	40,749	603,085
Texas Instruments Inc	254,380	8,351,295
The Western Union Co	139,350	2,791,181
Total System Services Inc	35,426	658,215
VeriSign Inc	36,864	1,233,469
Visa Inc ‘A’	104,940	8,842,244
Western Digital Corp *	50,883	1,851,124
Xerox Corp	306,934	3,195,183
Xilinx Inc	58,165	2,121,278
Yahoo! Inc *	285,175	4,289,032

		468,747,650

Materials - 3.7%

Air Products & Chemicals Inc	46,552	4,449,440
Airgas Inc	15,485	1,084,569
AK Steel Holding Corp	24,391	384,402
Alcoa Inc	233,034	3,695,919
Allegheny Technologies Inc	23,236	1,474,789
Ball Corp	36,876	1,418,251
Bemis Co Inc	23,350	788,763
CF Industries Holdings Inc	15,672	2,220,252
Cliffs Natural Resources Inc	31,684	2,929,186
E.I. du Pont de Nemours & Co	203,541	11,001,391
Eastman Chemical Co	15,553	1,587,495
Ecolab Inc	50,866	2,867,825
FMC Corp	15,703	1,350,772
Freeport-McMoRan Copper & Gold Inc	207,617	10,982,939
International Flavors & Fragrances Inc	17,658	1,134,350
International Paper Co	95,791	2,856,488
MeadWestvaco Corp	37,129	1,236,767
Monsanto Co	117,460	8,520,549
Newmont Mining Corp	108,181	5,838,529
Nucor Corp	69,229	2,853,619
Owens-Illinois Inc *	35,693	921,236
PPG Industries Inc	34,837	3,162,851
Praxair Inc	66,635	7,222,568
Sealed Air Corp	35,191	837,194
Sigma-Aldrich Corp	26,715	1,960,347
The Dow Chemical Co	257,638	9,274,968
The Sherwin-Williams Co	19,397	1,626,826
Titanium Metals Corp	19,979	366,015
United States Steel Corp	31,573	1,453,621
Vulcan Materials Co	28,137	1,084,119

		96,586,040

Telecommunication Services - 3.1%

American Tower Corp ‘A’ *	86,904	4,547,686
AT&T Inc	1,298,094	40,773,132
CenturyLink Inc	131,590	5,320,184
Frontier Communications Corp	217,884	1,758,324
MetroPCS Communications Inc *	58,147	1,000,710
Sprint Nextel Corp *	655,373	3,532,460
Verizon Communications Inc	620,103	23,086,435
Windstream Corp	111,627	1,446,686

		81,465,617

Utilities - 3.4%

Ameren Corp	52,785	1,522,319
American Electric Power Co Inc	105,555	3,977,312
CenterPoint Energy Inc	93,139	1,802,240
CMS Energy Corp	54,970	1,082,359
Consolidated Edison Inc	64,095	3,412,418
Constellation Energy Group Inc	43,938	1,667,887
Dominion Resources Inc	126,175	6,090,467
DTE Energy Co	37,124	1,856,943
Duke Energy Corp	291,724	5,493,163
Edison International	71,365	2,765,394
Entergy Corp	39,000	2,662,920
Exelon Corp	145,151	6,218,269
FirstEnergy Corp	91,627	4,045,332
Integrys Energy Group Inc	17,013	881,954
NextEra Energy Inc	92,460	5,312,752
Nicor Inc	9,906	542,254
NiSource Inc	61,396	1,243,269
Northeast Utilities	38,760	1,363,189
NRG Energy Inc *	52,754	1,296,693
ONEOK Inc	23,458	1,736,127
Pepco Holdings Inc	49,602	973,687
PG&E Corp	87,183	3,664,302
Pinnacle West Capital Corp	23,946	1,067,513
PPL Corp	126,437	3,518,742
Progress Energy Inc	64,517	3,097,461
Public Service Enterprise Group Inc	110,830	3,617,491
SCANA Corp	25,074	987,163
Sempra Energy	52,389	2,770,330
Southern Co	186,082	7,513,991
TECO Energy Inc	46,864	885,261
The AES Corp *	144,274	1,838,051
Wisconsin Energy Corp	51,264	1,607,126
Xcel Energy Inc	106,046	2,576,918

		89,091,297

Total Common Stocks
(Cost $1,955,833,944)		2,634,848,469

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $5,295,609; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $5,405,000)	$5,295,608	$5,295,608

Total Short-Term Investment
(Cost $5,295,608)		5,295,608

TOTAL INVESTMENTS - 99.9%
(Cost $1,961,129,552)		2,640,144,077

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,303,134

NET ASSETS - 100.0%		$2,642,447,211

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.7%
Financials	15.1%
Energy	12.6%
Health Care	11.7%
Industrials	11.2%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Materials	3.7%
Utilities	3.4%
Telecommunication Services	3.1%
Short-Term Investment	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, $765,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (09/11)	144	$9,183,534	$288,066

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,634,848,469	$2,634,848,469	$-	$-
	Short-Term Investment	5,295,608	-	5,295,608	-
	Derivatives:
	Equity Contracts
	Futures	288,066	288,066	-	-

	Total	$2,640,432,143	$2,635,136,535	$5,295,608	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.1%

Consumer Discretionary - 16.4%

1-800-FLOWERS.COM Inc ‘A’ *	12,298	$38,124
99 Cents Only Stores *	21,529	435,747
AH Belo Corp ‘A’	9,645	71,759
Ambassadors Group Inc	7,086	62,569
America’s Car-Mart Inc *	2,290	75,570
American Axle & Manufacturing Holdings Inc *	27,312	310,811
American Greetings Corp ‘A’	19,753	474,862
Archipelago Learning Inc *	2,862	28,219
Arctic Cat Inc *	6,360	85,415
Asbury Automotive Group Inc *	15,112	280,025
Ascent Media Corp ‘A’ *	7,407	392,349
Audiovox Corp ‘A’ *	9,202	69,567
Autoliv Inc	122,000	9,570,900
Barnes & Noble Inc	15,166	251,452
Beazer Homes USA Inc *	39,626	134,332
bebe Stores Inc	19,865	121,375
Belo Corp ‘A’ *	33,948	255,628
Benihana Inc ‘A’ *	6,642	69,675
Big 5 Sporting Goods Corp	11,445	89,958
Biglari Holdings Inc *	570	222,899
Black Diamond Inc *	6,615	52,126
Blyth Inc	2,708	136,348
Bob Evans Farms Inc	15,774	551,617
Boyd Gaming Corp *	28,803	250,586
Brown Shoe Co Inc	594,325	6,329,561
Brunswick Corp	334,900	6,831,960
Build-A-Bear Workshop Inc *	8,800	57,288
Cabela’s Inc *	22,482	610,386
California Pizza Kitchen Inc *	2,496	46,101
Callaway Golf Co	33,429	207,928
Cambium Learning Group Inc *	8,410	28,342
Caribou Coffee Co Inc *	3,589	47,518
Carter’s Inc *	3,487	107,260
Casual Male Retail Group Inc *	21,703	90,067
Cavco Industries Inc *	3,517	158,265
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	18,999	375,230
Charming Shoppes Inc *	60,420	251,347
Cherokee Inc	550	9,438
Christopher & Banks Corp	18,653	107,255
Churchill Downs Inc	4,777	215,347
Cinemark Holdings Inc	4,473	92,636
Citi Trends Inc *	7,832	118,107
Coldwater Creek Inc *	31,885	44,639
Collective Brands Inc *	32,043	470,712
Columbia Sportswear Co	2,014	127,688
Conn’s Inc *	6,872	59,443
Core-Mark Holding Co Inc *	5,070	180,999
Corinthian Colleges Inc *	40,749	173,591
Cost Plus Inc *	3,546	35,460
Cracker Barrel Old Country Store Inc	704	34,714
Crown Media Holdings Inc ‘A’ *	14,147	27,021
CSS Industries Inc	4,139	86,629
Cumulus Media Inc ‘A’ *	9,211	32,239
Dana Holding Corp *	4,507	82,478
Delta Apparel Inc *	3,194	54,298
Denny’s Corp *	14,126	54,809
Domino’s Pizza Inc *	19,871	501,544
Drew Industries Inc	129,902	3,211,177
Eastman Kodak Co *	140,065	501,433
Einstein Noah Restaurant Group Inc	380	5,689
Entercom Communications Corp ‘A’ *	12,575	109,151
Entravision Communications Corp ‘A’ *	10,686	19,769
Ethan Allen Interiors Inc	155,011	3,300,184
Exide Technologies *	30,011	229,284
Fisher Communications Inc *	4,518	134,727
Fred’s Inc ‘A’	568,343	8,201,189
Fuel Systems Solutions Inc *	8,647	215,743
Furniture Brands International Inc *	22,000	91,080
GameStop Corp ‘A’ *	304,000	8,107,680
Gaylord Entertainment Co *	18,594	557,820
Genesco Inc *	11,070	576,747
Gentex Corp	432,050	13,060,871
Global Sources Ltd * (Bermuda)	329	3,024
Gordmans Stores Inc *	179	3,113
Gray Television Inc *	25,901	68,379
Group 1 Automotive Inc	356,569	14,683,511
Harte-Hanks Inc	23,186	188,270
Haverty Furniture Cos Inc	9,784	112,614
Helen of Troy Ltd * (Bermuda)	16,026	553,378
hhgregg Inc *	8,937	119,756
Hillenbrand Inc	233,200	5,515,180
Hot Topic Inc	23,173	172,407
Hovnanian Enterprises Inc ‘A’ *	33,104	79,781
Iconix Brand Group Inc *	37,908	917,374
International Speedway Corp ‘A’	15,289	434,360
Isle of Capri Casinos Inc *	10,651	94,261
Jack in the Box Inc *	24,374	555,240
JAKKS Pacific Inc *	14,077	259,158
Johnson Outdoors Inc ‘A’ *	2,355	40,318
Journal Communications Inc ‘A’ *	22,503	116,341
K-Swiss Inc ‘A’ *	13,511	143,622
KB Home	40,115	392,325
Kenneth Cole Productions Inc ‘A’ *	2,494	31,150
Kirkland’s Inc *	8,733	104,971
Knology Inc *	1,013	15,043
La-Z-Boy Inc *	728,694	7,192,210
LeapFrog Enterprises Inc *	21,442	90,485
Life Time Fitness Inc *	2,107	84,090
Lifetime Brands Inc	4,884	57,338
LIN TV Corp ‘A’ *	14,445	70,347
Lincoln Educational Services Corp	11,809	202,524
Lithia Motors Inc ‘A’	11,427	224,312
Live Nation Entertainment Inc *	73,293	840,671
Liz Claiborne Inc *	46,627	249,454
Luby’s Inc *	9,329	51,496
M.D.C. Holdings Inc	203,124	5,004,975
M/I Homes Inc *	9,732	119,314
Mac-Gray Corp	6,174	95,388
Marcus Corp	10,800	106,704
Marine Products Corp *	2,675	17,976
MarineMax Inc *	12,144	106,381
Martha Stewart Living Omnimedia Inc ‘A’ *	14,241	61,806
Matthews International Corp ‘A’	9,390	377,009
McCormick & Schmick’s Seafood Restaurants Inc *	6,866	58,979
Meredith Corp	18,962	590,287
Meritage Homes Corp *	14,573	328,767
Modine Manufacturing Co *	24,237	372,523
Monarch Casino & Resort Inc *	4,754	49,632
Morgans Hotel Group Co *	7,408	53,264
Motorcar Parts of America Inc *	6,086	91,351
Movado Group Inc	8,946	153,066
Multimedia Games Holding Co Inc *	14,161	64,433
New York & Co Inc *	13,345	66,058
Nexstar Broadcasting Group Inc ‘A’ *	4,530	37,191
O’Charleys Inc *	9,562	69,898
Office Depot Inc *	144,470	609,663
OfficeMax Inc *	44,817	351,813
Orbitz Worldwide Inc *	10,902	27,146
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	49,855	535,941
Outdoor Channel Holdings Inc *	7,278	49,782
P.F. Chang’s China Bistro Inc	1,004	40,401
Pacific Sunwear of California Inc *	24,777	64,668
Penske Automotive Group Inc	23,141	526,226
Perry Ellis International Inc *	6,258	158,015

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Pier 1 Imports Inc *	520,364	$6,020,611
Pinnacle Entertainment Inc *	30,128	448,907
PRIMEDIA Inc	8,610	60,701
Quiksilver Inc *	67,540	317,438
Red Lion Hotels Corp *	7,595	60,001
Red Robin Gourmet Burgers Inc *	696	25,320
Regis Corp	592,629	9,079,076
Rent-A-Center Inc	33,074	1,010,741
RG Barry Corp	3,801	42,875
Ruby Tuesday Inc *	33,940	365,873
Ruth’s Hospitality Group Inc *	15,123	84,840
Saga Communications Inc ‘A’ *	1,829	67,673
Saks Inc *	652,288	7,286,057
Scholastic Corp	13,784	366,654
Scientific Games Corp ‘A’ *	14,446	149,372
Sealy Corp *	25,689	64,993
Select Comfort Corp *	3,749	67,407
Shiloh Industries Inc	2,621	28,254
Shoe Carnival Inc *	4,734	142,730
Shuffle Master Inc *	5,369	50,227
Sinclair Broadcast Group Inc ‘A’	24,276	266,550
Skechers U.S.A. Inc ‘A’ *	19,569	283,359
Skyline Corp	3,609	63,158
Smith & Wesson Holding Corp *	20,192	60,576
Sonic Automotive Inc ‘A’	20,910	306,332
Spartan Motors Inc	17,441	94,181
Speedway Motorsports Inc	6,015	85,293
Stage Stores Inc	18,818	316,142
Standard Motor Products Inc	10,174	154,950
Standard Pacific Corp *	55,622	186,334
Stein Mart Inc	14,237	137,245
Steinway Musical Instruments Inc *	3,414	87,706
Stewart Enterprises Inc ‘A’	41,135	300,286
Summer Infant Inc *	6,727	54,623
Superior Industries International Inc	12,158	268,813
Syms Corp *	3,139	33,838
Systemax Inc *	5,254	78,495
Texas Roadhouse Inc	2,157	37,823
The Bon-Ton Stores Inc	6,347	61,693
The Cato Corp ‘A’	297,748	8,575,142
The Children’s Place Retail Stores Inc *	13,563	603,418
The EW Scripps Co ‘A’ *	17,765	171,788
The Finish Line Inc ‘A’	18,733	400,886
The Jones Group Inc	45,631	495,096
The McClatchy Co ‘A’ *	29,975	84,230
The Men’s Wearhouse Inc	369,188	12,441,636
The New York Times Co ‘A’ *	71,378	622,416
The Pep Boys-Manny Moe & Jack	27,471	300,258
The Ryland Group Inc	23,259	384,471
The Talbots Inc *	36,727	122,668
The Timberland Co ‘A’ *	5,599	240,589
The Warnaco Group Inc *	3,626	189,459
The Wet Seal Inc ‘A’ *	52,671	235,439
Thor Industries Inc	477,610	13,774,272
Town Sports International Holdings Inc *	5,981	45,515
Tuesday Morning Corp *	22,365	103,997
Unifi Inc *	7,191	99,236
Universal Electronics Inc *	4,807	121,425
Vail Resorts Inc	3,973	183,632
Value Line Inc	216	2,897
Valuevision Media Inc ‘A’ *	4,198	32,115
Warner Music Group Corp *	20,474	168,296
West Marine Inc *	7,711	79,963
Westwood One Inc *	2,664	13,746
Weyco Group Inc	3,584	88,166
Winnebago Industries Inc *	392,150	3,788,169
World Wrestling Entertainment Inc ‘A’	1,556	14,829
Zale Corp *	16,586	92,882

		185,953,700

Consumer Staples - 1.6%

Alico Inc	1,135	29,079
Alliance One International Inc *	45,088	145,634
Arden Group Inc ‘A’	265	24,385
B&G Foods Inc	10,657	219,747
Cal-Maine Foods Inc	6,909	220,812
Central European Distribution Corp *	37,859	424,021
Central Garden and Pet Co ‘A’ *	24,668	250,380
Chiquita Brands International Inc *	23,685	308,379
Craft Brewers Alliance Inc *	3,263	28,094
Dole Food Co Inc *	15,176	205,179
Elizabeth Arden Inc *	2,389	69,353
Farmer Bros. Co	3,507	35,561
Fresh Del Monte Produce Inc (Cayman)	18,959	505,637
Griffin Land & Nurseries Inc	1,190	38,663
Harbinger Group Inc *	4,528	27,666
Heckmann Corp *	24,491	147,926
Imperial Sugar Co	6,365	127,300
Ingles Markets Inc ‘A’	6,486	107,343
Lancaster Colony Corp	145,900	8,873,638
MGP Ingredients Inc	6,179	53,819
Nash Finch Co	6,286	225,102
Nutraceutical International Corp *	4,831	74,301
Oil-Dri Corp of America	2,116	45,325
Omega Protein Corp *	9,025	124,545
Pilgrim’s Pride Corp *	26,530	143,527
Prestige Brands Holdings Inc *	26,074	334,790
Primo Water Corp *	2,100	30,219
Revlon Inc ‘A’ *	5,615	94,332
Rite Aid Corp *	282,994	376,382
Ruddick Corp	11,779	512,858
Sanderson Farms Inc	11,532	550,999
Schiff Nutrition International Inc	4,432	49,594
Seneca Foods Corp ‘A’ *	4,765	121,889
Smart Balance Inc *	16,374	84,817
Snyder’s-Lance Inc	24,508	530,108
Spartan Stores Inc	11,756	229,595
Spectrum Brands Holdings Inc *	1,810	57,920
Star Scientific Inc *	6,289	28,300
Susser Holdings Corp *	3,975	62,487
The Andersons Inc	9,655	407,924
The Hain Celestial Group Inc *	14,062	469,108
The Pantry Inc *	11,051	207,648
Tootsie Roll Industries Inc	1,078	31,542
TreeHouse Foods Inc *	7,600	415,036
Universal Corp	12,070	454,677
Vector Group Ltd	7,502	133,461
Village Super Market Inc ‘A’	3,163	87,647
Weis Markets Inc	5,802	236,315
Winn-Dixie Stores Inc *	29,162	246,419

		18,209,483

Energy - 11.6%

Alon USA Energy Inc	1,302	14,674
Approach Resources Inc *	3,249	73,655
Atwood Oceanics Inc *	261,400	11,535,582
Bill Barrett Corp *	22,663	1,050,430
BPZ Resources Inc *	40,107	131,551
Bristow Group Inc	311,139	15,874,312
Cal Dive International Inc *	19,076	114,074
CAMAC Energy Inc *	30,348	40,363
Cloud Peak Energy Inc *	25,142	535,525
Comstock Resources Inc *	24,753	712,639
Crimson Exploration Inc *	10,564	37,502
Crosstex Energy Inc	2,296	27,322
Dawson Geophysical Co *	2,987	102,006
Delek US Holdings Inc	7,331	115,097
DHT Holdings Inc	33,718	129,140
Endeavour International Corp *	19,207	289,450

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Energen Corp	134,110	$7,577,215
Energy Partners Ltd *	15,084	223,394
Exterran Holdings Inc *	33,128	656,928
Frontline Ltd (Bermuda)	26,864	395,975
Gastar Exploration Ltd * (Canada)	30,531	104,721
General Maritime Corp	61,113	82,503
Georesources Inc *	6,339	142,564
Global Industries Ltd *	1,023,433	5,608,413
GMX Resources Inc *	21,345	94,985
Green Plains Renewable Energy Inc *	10,651	114,924
Gulf Island Fabrication Inc	6,360	205,301
Gulfmark Offshore Inc ‘A’ *	10,124	447,380
Harvest Natural Resources Inc *	17,700	195,231
Helix Energy Solutions Group Inc *	614,288	10,172,609
Hercules Offshore Inc *	59,845	329,746
Hornbeck Offshore Services Inc *	11,867	326,343
James River Coal Co *	18,441	383,942
Key Energy Services Inc *	6,742	121,356
Knightsbridge Tankers Ltd (Bermuda)	11,458	252,420
L&L Energy Inc *	11,794	60,503
Matrix Service Co *	11,596	155,155
Miller Energy Resources Inc *	15,985	102,304
Mitcham Industries Inc *	2,323	40,188
Natural Gas Services Group Inc *	6,363	102,826
Newpark Resources Inc *	43,662	396,014
Nordic American Tanker Ltd (Bermuda)	24,641	560,336
Oil States International Inc *	160,100	12,793,591
Overseas Shipholding Group Inc	229,635	6,186,367
Parker Drilling Co *	60,974	356,698
Patriot Coal Corp *	3,217	71,610
Penn Virginia Corp	23,820	314,662
Petroleum Development Corp *	12,151	363,436
PetroQuest Energy Inc *	22,416	157,360
PHI Inc *	6,766	147,025
Pioneer Drilling Co *	6,028	91,867
REX American Resources Corp *	3,513	58,316
Rex Energy Corp *	2,609	26,794
Rowan Cos Inc *	402,380	15,616,368
Scorpio Tankers Inc *	12,784	127,712
SemGroup Corp ‘A’ *	21,501	551,931
Ship Finance International Ltd (Bermuda)	23,365	421,037
Solazyme Inc *	1,299	29,838
Swift Energy Co *	22,051	821,841
Teekay Corp	195,960	6,051,245
Teekay Tankers Ltd ‘A’	22,075	207,505
Tesco Corp * (Canada)	2,989	58,017
TETRA Technologies Inc *	35,654	453,875
Tidewater Inc	245,200	13,194,212
Triangle Petroleum Corp *	11,587	74,852
Union Drilling Inc *	7,878	81,065
Unit Corp *	186,600	11,369,538
Ur-Energy Inc * (Canada)	9,774	15,638
USEC Inc *	60,470	201,970
Vaalco Energy Inc *	23,268	140,073
Vantage Drilling Co * (Cayman)	89,906	163,629
Venoco Inc *	11,731	149,453
Voyager Oil & Gas Inc *	6,620	19,661
Warren Resources Inc *	31,272	119,146
Western Refining Inc *	1,656	29,924
Westmoreland Coal Co *	3,658	64,930
Willbros Group Inc *	16,453	140,509
World Fuel Services Corp	15,865	570,029

		130,878,322

Financials - 20.0%

1st Source Corp	8,138	168,782
1st United Bancorp Inc *	14,530	90,377
Abington Bancorp Inc	10,790	112,540
Acadia Realty Trust REIT	16,699	339,491
Advance America Cash Advance Centers Inc	25,628	176,577
Agree Realty Corp REIT	5,148	114,955
Alliance Financial Corp	2,571	78,493
Alterra Capital Holdings Ltd (Bermuda)	47,417	1,057,399
American Assets Trust Inc REIT	931	20,901
American Campus Communities Inc REIT	19,676	698,892
American Equity Investment Life Holding Co	30,921	393,006
American National Insurance Co	51,161	3,964,977
American Safety Insurance Holdings Ltd * (Bermuda)	5,699	109,079
Ameris Bancorp *	12,653	112,232
AMERISAFE Inc *	9,793	221,518
Ames National Corp	4,554	82,701
AmTrust Financial Services Inc	11,223	255,660
Anworth Mortgage Asset Corp REIT	65,891	494,841
Apollo Commercial Real Estate Finance Inc REIT	8,520	137,342
Apollo Investment Corp	101,751	1,038,878
Argo Group International Holdings Ltd (Bermuda)	14,446	429,335
Arlington Asset Investment Corp ‘A’	3,407	106,946
ARMOUR Residential REIT Inc	25,653	188,550
Arrow Financial Corp	5,000	122,350
Arthur J. Gallagher & Co	200,440	5,720,558
Artio Global Investors Inc	1,651	18,656
Ashford Hospitality Trust Inc REIT	24,172	300,941
Aspen Insurance Holdings Ltd (Bermuda)	356,830	9,181,236
Associated Estates Realty Corp REIT	20,176	327,860
Astoria Financial Corp	45,711	584,644
Avatar Holdings Inc *	4,583	69,707
Baldwin & Lyons Inc ‘B’	4,722	109,409
BancFirst Corp	3,677	141,932
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	14,559	252,162
Bancorp Rhode Island Inc	1,985	89,960
BancorpSouth Inc	43,794	543,484
Bank Mutual Corp	24,500	89,915
Bank of Kentucky Financial Corp	2,946	65,607
Bank of Marin Bancorp	2,909	102,891
Bank of the Ozarks Inc	6,371	331,674
BankFinancial Corp	11,236	95,169
Banner Corp	1,059	18,532
Beneficial Mutual Bancorp Inc *	17,845	146,597
Berkshire Hills Bancorp Inc	8,790	196,808
BioMed Realty Trust Inc REIT	68,298	1,314,054
BlackRock Kelso Capital Corp	36,021	323,108
BofI Holding Inc *	4,469	64,398
Boston Private Financial Holdings Inc	40,354	265,529
Bridge Bancorp Inc	2,502	53,243
Bridge Capital Holdings *	4,697	52,043
Brookline Bancorp Inc	19,925	184,705
Bryn Mawr Bank Corp	4,371	88,513
Calamos Asset Management Inc ‘A’	9,983	144,953
California First National Bancorp	799	12,241
Camden National Corp	4,137	135,735
Campus Crest Communities Inc REIT	15,936	206,212
Cape Bancorp Inc *	5,643	56,430
Capital Bank Corp *	7,308	25,505
Capital City Bank Group Inc	6,327	64,915
Capital Southwest Corp	1,525	140,712
CapLease Inc REIT	34,997	171,835
Capstead Mortgage Corp REIT	39,864	534,178
Cardinal Financial Corp	15,433	168,991
Cascade Bancorp *	3,216	32,482
Cash America International Inc	10,224	591,663
Cathay General Bancorp	41,041	672,662
CBL & Associates Properties Inc REIT	53,133	963,301
Cedar Shopping Centers Inc REIT	29,313	150,962
Center Bancorp Inc	6,162	64,331
Center Financial Corp *	18,964	120,421
Centerstate Banks Inc	16,011	110,796

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Central Pacific Financial Corp *	7,768	$108,752
Century Bancorp Inc ‘A’	1,625	42,997
Charter Financial Corp	3,617	35,808
Chatham Lodging Trust REIT	7,176	115,605
Chemical Financial Corp	248,048	4,653,380
Chesapeake Lodging Trust REIT	16,704	284,970
CIFC Deerfield Corp *	5,988	41,018
Citizens & Northern Corp	6,538	98,528
Citizens Inc *	19,863	135,466
City Holding Co	8,161	269,558
Clifton Savings Bancorp Inc	4,530	50,011
CNB Financial Corp	6,729	93,466
CNO Financial Group Inc *	115,233	911,493
CoBiz Financial Inc	17,542	114,725
Cogdell Spencer Inc REIT	17,112	102,501
Cohen & Steers Inc	1,664	55,162
Colonial Properties Trust REIT	43,402	885,401
Colony Financial Inc REIT	17,025	307,642
Columbia Banking System Inc	20,842	358,899
Community Bank System Inc	19,282	478,001
Community Trust Bancorp Inc	7,410	205,405
Compass Diversified Holdings	20,917	344,921
Consolidated-Tomoka Land Co	2,199	62,891
Coresite Realty Corp REIT	10,335	169,494
Cousins Properties Inc REIT	47,780	408,041
Cowen Group Inc ‘A’ *	35,052	131,796
CreXus Investment Corp REIT	30,076	334,144
CVB Financial Corp	47,074	435,434
Cypress Sharpridge Investments Inc REIT	42,761	547,768
Danvers Bancorp Inc	10,712	233,200
DCT Industrial Trust Inc REIT	128,067	669,790
Delphi Financial Group Inc ‘A’	25,177	735,420
DiamondRock Hospitality Co REIT	87,156	935,184
Dime Community Bancshares Inc	16,308	237,118
Donegal Group Inc ‘A’	4,574	58,547
Doral Financial Corp *	66,509	130,358
DuPont Fabros Technology Inc REIT	18,935	477,162
Dynex Capital Inc REIT	20,287	196,378
Eagle Bancorp Inc *	8,984	119,487
EastGroup Properties Inc REIT	7,605	323,289
Edelman Financial Group Inc	10,692	84,360
Education Realty Trust Inc REIT	37,506	321,426
eHealth Inc *	11,214	149,819
EMC Insurance Group Inc	2,817	53,805
Encore Bancshares Inc *	4,490	53,970
Enstar Group Ltd * (Bermuda)	3,594	375,537
Enterprise Bancorp Inc	2,977	44,863
Enterprise Financial Services Corp	7,302	98,796
Entertainment Properties Trust REIT	24,210	1,130,607
Equity Lifestyle Properties Inc REIT	4,178	260,874
Equity One Inc REIT	27,922	520,466
ESB Financial Corp	6,546	84,574
ESSA Bancorp Inc	6,227	77,339
Excel Trust Inc REIT	8,427	92,950
Extra Space Storage Inc REIT	29,925	638,300
F.N.B. Corp	66,405	687,292
FBL Financial Group Inc ‘A’	6,716	215,919
FBR Capital Markets Corp *	26,717	90,838
Federal Agricultural Mortgage Corp ‘C’	5,152	113,962
FelCor Lodging Trust Inc REIT *	32,460	173,012
Fifth Street Finance Corp	34,738	402,961
Financial Institutions Inc	7,308	119,997
First American Financial Corp	55,119	862,612
First Bancorp	8,149	83,446
First Busey Corp	40,626	214,912
First Commonwealth Financial Corp	55,582	319,041
First Community Bancshares Inc	8,509	119,126
First Defiance Financial Corp *	4,965	72,936
First Financial Bancorp	30,640	511,382
First Financial Bankshares Inc	9,175	316,079
First Financial Corp	5,928	194,083
First Financial Holdings Inc	8,709	78,120
First Industrial Realty Trust Inc REIT *	40,554	464,343
First Interstate Bancsystem Inc	8,282	122,077
First Merchants Corp	13,514	120,815
First Midwest Bancorp Inc	39,076	480,244
First Pactrust Bancorp Inc	4,397	65,339
First Potomac Realty Trust REIT	26,079	399,269
FirstMerit Corp	57,231	944,884
Flagstar Bancorp Inc *	102,744	122,265
Flagstone Reinsurance Holdings SA (Luxembourg)	26,114	220,141
Flushing Financial Corp	16,598	215,774
Forestar Group Inc *	18,446	303,068
Fortegra Financial Corp *	3,209	25,159
Fox Chase Bancorp Inc	7,432	100,704
FPIC Insurance Group Inc *	4,461	185,934
Franklin Financial Corp *	7,233	87,230
Franklin Street Properties Corp REIT	36,813	475,256
FXCM Inc ‘A’	9,083	90,103
Gain Capital Holdings Inc *	3,971	27,043
GAMCO Investors Inc ‘A’	1,338	61,936
German American Bancorp Inc	6,713	111,302
Getty Realty Corp REIT	7,259	183,145
GFI Group Inc	36,954	169,619
Glacier Bancorp Inc	37,788	509,382
Gladstone Capital Corp	11,144	102,971
Gladstone Commercial Corp REIT	2,643	45,803
Gladstone Investment Corp	11,538	82,381
Gleacher & Co Inc *	41,197	84,042
Glimcher Realty Trust REIT	6,940	65,930
Global Indemnity PLC * (Ireland)	7,219	160,117
Golub Capital BDC Inc	5,184	77,397
Government Properties Income Trust REIT	15,797	426,835
Great Southern Bancorp Inc	5,479	103,827
Greenlight Capital Re Ltd ‘A’ * (Cayman)	11,497	302,256
Hallmark Financial Services Inc *	4,296	33,810
Hancock Holding Co	25,881	801,793
Hanmi Financial Corp *	58,197	62,271
Harleysville Group Inc	6,721	209,494
Harris & Harris Group Inc *	16,327	83,758
Hatteras Financial Corp REIT	38,832	1,096,227
HCC Insurance Holdings Inc	41,700	1,313,550
Healthcare Realty Trust Inc REIT	37,951	782,929
Heartland Financial USA Inc	7,253	105,531
Hercules Technology Growth Capital Inc	22,670	238,488
Heritage Commerce Corp *	10,752	54,943
Heritage Financial Corp	8,105	104,798
Hersha Hospitality Trust REIT	73,045	406,861
Highwoods Properties Inc REIT	9,252	306,519
Hilltop Holdings Inc *	21,445	189,574
Home BancShares Inc	11,794	278,810
Home Federal Bancorp Inc	8,950	98,360
Horace Mann Educators Corp	21,024	328,185
Hudson Pacific Properties Inc REIT	11,357	176,374
Hudson Valley Holding Corp	7,533	145,462
IBERIABANK Corp	14,137	814,857
ICG Group Inc *	17,874	218,599
Imperial Holdings Inc *	1,567	15,921
Independence Holding Co	3,647	38,075
Independent Bank Corp	11,347	297,859
Infinity Property & Casualty Corp	6,610	361,303
Inland Real Estate Corp REIT	40,326	356,079
International Bancshares Corp	27,884	466,499
INTL FCStone Inc *	6,819	165,088
Invesco Mortgage Capital Inc REIT	37,704	796,686
Investment Technology Group Inc *	21,615	303,042
Investors Bancorp Inc *	21,025	298,555
Investors Real Estate Trust REIT	33,485	289,980
iStar Financial Inc REIT *	48,008	389,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

JMP Group Inc	8,093	$56,894
Kansas City Life Insurance Co	2,160	67,284
KBW Inc	18,838	352,271
Kearny Financial Corp	7,625	69,464
Kennedy-Wilson Holdings Inc	12,103	148,262
Kilroy Realty Corp REIT	15,543	613,793
Kite Realty Group Trust REIT	29,201	145,421
Knight Capital Group Inc ‘A’ *	52,353	576,930
Kohlberg Capital Corp	9,709	77,187
Lakeland Bancorp Inc	11,643	116,197
Lakeland Financial Corp	8,665	192,883
LaSalle Hotel Properties REIT	44,344	1,168,021
Lexington Realty Trust REIT	62,180	567,703
LTC Properties Inc REIT	12,898	358,822
Maiden Holdings Ltd (Bermuda)	26,679	242,779
Main Street Capital Corp	10,370	196,511
MainSource Financial Group Inc	10,749	89,217
Marlin Business Services Corp *	4,503	56,963
MB Financial Inc	28,434	547,070
MCG Capital Corp	40,174	244,258
Meadowbrook Insurance Group Inc	28,507	282,504
Medallion Financial Corp	7,862	76,654
Medical Properties Trust Inc REIT	58,186	669,139
Medley Capital Corp	5,712	67,059
Merchants Bancshares Inc	2,673	65,408
Meridian Interstate Bancorp Inc *	4,776	65,383
Metro Bancorp Inc *	7,379	84,268
MF Global Holdings Ltd *	85,233	659,703
MFA Financial Inc REIT	185,226	1,489,217
MGIC Investment Corp *	98,199	584,284
Midsouth Bancorp Inc	4,320	58,882
Mission West Properties Inc REIT	8,915	78,274
Monmouth Real Estate Investment Corp ‘A’ REIT	17,528	148,112
Montpelier Re Holdings Ltd (Bermuda)	521,282	9,383,076
MPG Office Trust Inc REIT *	25,996	74,349
MVC Capital Inc	12,503	165,415
Nara Bancorp Inc *	20,027	162,819
National Bankshares Inc	3,805	95,277
National Financial Partners Corp *	22,901	264,278
National Health Investors Inc REIT	7,128	316,697
National Interstate Corp	3,968	90,867
National Penn Bancshares Inc	64,823	514,046
National Retail Properties Inc REIT	44,186	1,082,999
National Western Life Insurance Co ‘A’	1,133	180,679
NBT Bancorp Inc	18,190	402,545
Nelnet Inc ‘A’	13,462	296,972
New Mountain Finance Corp *	3,778	47,981
Newcastle Investment Corp REIT	2,934	16,959
NewStar Financial Inc *	14,273	152,436
NGP Capital Resources Co	11,320	92,824
Nicholas Financial Inc (Canada) *	5,005	59,459
Northfield Bancorp Inc	9,332	131,208
NorthStar Realty Finance Corp REIT	49,259	198,514
Northwest Bancshares Inc	55,562	698,970
OceanFirst Financial Corp	7,973	103,250
Ocwen Financial Corp *	39,012	497,793
Old National Bancorp	49,739	537,181
Old Republic International Corp	961,800	11,301,150
Omega Healthcare Investors Inc REIT	2,947	61,916
OmniAmerican Bancorp Inc *	6,201	92,829
One Liberty Properties Inc REIT	5,618	86,742
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	11,791	157,881
Oppenheimer Holdings Inc ‘A’	5,380	151,770
Oriental Financial Group Inc	346,750	4,469,607
Oritani Financial Corp	29,372	375,668
Orrstown Financial Services Inc	3,834	100,873
Pacific Capital Bancorp NA *	2,287	72,704
Pacific Continental Corp	10,000	91,500
PacWest Bancorp	15,898	327,022
Park National Corp	6,797	447,650
Park Sterling Corp *	14,972	74,261
Parkway Properties Inc REIT	11,380	194,143
Pebblebrook Hotel Trust REIT	26,407	533,157
PennantPark Investment Corp	23,651	265,128
Penns Woods Bancorp Inc	2,112	72,568
Pennsylvania REIT	28,957	454,625
PennyMac Mortgage Investment Trust REIT	14,376	238,210
Peoples Bancorp Inc	5,722	64,487
PHH Corp *	29,253	600,272
PICO Holdings Inc *	11,903	345,187
Pinnacle Financial Partners Inc *	17,795	276,890
Piper Jaffray Cos *	8,231	237,135
Platinum Underwriters Holdings Ltd (Bermuda)	19,624	652,302
Post Properties Inc REIT	25,904	1,055,847
Potlatch Corp REIT	9,770	344,588
Presidential Life Corp	11,224	117,179
Primerica Inc	17,810	391,286
Primus Guaranty Ltd * (Bermuda)	12,889	67,667
PrivateBancorp Inc	31,321	432,230
ProAssurance Corp *	16,051	1,123,570
Prospect Capital Corp	50,739	512,971
Prosperity Bancshares Inc	24,478	1,072,626
Protective Life Corp	684,823	15,839,956
Provident Financial Services Inc	31,708	454,059
Provident New York Bancorp	20,259	169,365
PS Business Parks Inc REIT	7,812	430,441
Radian Group Inc	69,734	294,975
RAIT Financial Trust REIT	59,753	125,481
Ramco-Gershenson Properties Trust REIT	20,054	248,269
Redwood Trust Inc REIT	40,758	616,261
Renasant Corp	13,220	191,558
Republic Bancorp Inc ‘A’	5,320	105,868
Resource Capital Corp REIT	36,803	232,595
Retail Opportunity Investments Corp REIT	21,830	234,891
RLI Corp	118,564	7,341,483
RLJ Lodging Trust REIT	14,111	245,108
Rockville Financial Inc	15,363	152,094
Roma Financial Corp	4,573	48,016
S&T Bancorp Inc	14,831	275,708
S.Y. Bancorp Inc	5,619	130,642
Sabra Healthcare REIT Inc	9,448	157,876
Safeguard Scientifics Inc *	10,711	202,224
Safety Insurance Group Inc	6,805	286,082
Sandy Spring Bancorp Inc	12,657	227,699
SCBT Financial Corp	7,412	212,576
SeaBright Holdings Inc	11,065	109,543
Seacoast Banking Corp of Florida *	38,214	57,321
Selective Insurance Group Inc	28,656	466,233
Sierra Bancorp	6,593	74,633
Simmons First National Corp ‘A’	9,144	234,635
Solar Capital Ltd	18,930	467,382
Solar Senior Capital Ltd	3,979	71,423
Southside Bancshares Inc	8,704	172,774
Southwest Bancorp Inc *	10,359	101,415
Sovran Self Storage Inc REIT	14,420	591,220
STAG Industrial Inc REIT	8,000	98,000
StanCorp Financial Group Inc	211,200	8,910,528
Starwood Property Trust Inc REIT	48,446	993,627
State Auto Financial Corp	7,138	124,415
State Bancorp Inc	8,073	107,694
State Bank Financial Corp *	16,485	269,859
StellarOne Corp	12,256	148,420
Sterling Bancorp	16,421	155,835
Sterling Bancshares Inc	53,368	435,483
Sterling Financial Corp *	14,124	226,973
Stewart Information Services Corp	9,658	96,870
Stifel Financial Corp *	16,813	602,914
Strategic Hotels & Resorts Inc REIT *	67,740	479,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Suffolk Bancorp	5,341	$74,560
Summit Hotel Properties Inc REIT	12,066	136,949
Sun Bancorp Inc *	19,685	71,850
Sun Communities Inc REIT	10,937	408,059
Sunstone Hotel Investors Inc REIT *	61,699	571,950
Susquehanna Bancshares Inc	67,906	543,248
SVB Financial Group *	17,417	1,039,969
SWS Group Inc	15,304	91,671
Symetra Financial Corp	35,165	472,266
Taylor Capital Group Inc *	4,071	33,219
Terreno Realty Corp REIT	4,739	80,610
Territorial Bancorp Inc	6,450	133,644
Texas Capital Bancshares Inc *	19,399	501,076
The Bancorp Inc *	15,320	160,094
The First Bancorp Inc	4,831	71,789
The First Marblehead Corp *	29,755	52,666
The First of Long Island Corp	4,040	112,676
The Hanover Insurance Group Inc	180,100	6,791,571
The Navigators Group Inc *	7,166	336,802
The Phoenix Cos Inc *	60,400	148,584
The PMI Group Inc *	80,889	86,551
THL Credit Inc	4,901	63,713
TICC Capital Corp	16,889	162,134
Tompkins Financial Corp	4,305	168,928
Tower Bancorp Inc	5,505	150,837
Tower Group Inc	418,854	9,977,102
TowneBank	12,837	171,759
Transatlantic Holdings Inc	180,000	8,821,800
Triangle Capital Corp	9,630	177,770
TriCo Bancshares	7,676	112,070
Trustco Bank Corp NY	557,774	2,733,093
Trustmark Corp	33,587	786,272
Two Harbors Investment Corp REIT	46,315	497,886
U-Store-It Trust REIT	51,600	542,832
UMB Financial Corp	16,784	702,914
UMH Properties Inc REIT	5,900	63,130
Umpqua Holdings Corp	59,991	694,096
Union First Market Bankshares Corp	10,716	130,521
United Bankshares Inc	20,808	509,380
United Community Banks Inc *	9,536	100,700
United Financial Bancorp Inc	8,639	133,300
United Fire & Casualty Co	11,598	201,457
Universal Health Realty Income Trust REIT	2,871	114,783
Universal Insurance Holdings Inc	10,697	49,955
Univest Corp of Pennsylvania	9,034	141,201
Urstadt Biddle Properties Inc ‘A’ REIT	10,392	188,199
Validus Holdings Ltd (Bermuda)	268,800	8,319,360
ViewPoint Financial Group	18,344	253,147
Virginia Commerce Bancorp Inc *	12,444	73,544
Virtus Investment Partners Inc *	171	10,380
Walter Investment Management Corp REIT	13,305	295,238
Washington Banking Co	8,393	110,955
Washington REIT	25,586	832,057
Washington Trust Bancorp Inc	7,542	173,240
Webster Financial Corp	37,566	789,637
WesBanco Inc	12,263	241,091
West Bancorp Inc	8,671	76,392
West Coast Bancorp *	10,129	169,762
Westamerica Bancorp	8,421	414,734
Western Alliance Bancorp *	36,462	258,880
Westfield Financial Inc	11,311	91,845
Whitestone REIT ‘B’	3,901	49,621
Wilshire Bancorp Inc *	30,169	88,697
Winthrop Realty Trust REIT	14,875	177,607
Wintrust Financial Corp	18,265	587,768
WSFS Financial Corp	3,389	134,374

		226,977,352

Health Care - 4.8%

Accuray Inc *	4,298	34,427
Affymax Inc *	9,684	66,529
Affymetrix Inc *	36,812	291,919
Albany Molecular Research Inc *	11,496	55,296
Allos Therapeutics Inc *	8,275	17,709
Almost Family Inc *	4,257	116,642
Alphatec Holdings Inc *	28,044	97,593
AMAG Pharmaceuticals Inc *	9,812	184,466
Amedisys Inc *	15,355	408,904
American Dental Partners Inc *	7,970	103,291
AMN Healthcare Services Inc *	11,300	94,016
AmSurg Corp *	16,300	425,919
Analogic Corp	1,699	89,350
AngioDynamics Inc *	12,986	184,791
Arena Pharmaceuticals Inc *	70,586	95,997
Array BioPharma Inc *	16,420	36,781
Assisted Living Concepts Inc ‘A’	10,213	171,374
AVANIR Pharmaceuticals Inc ‘A’ *	6,663	22,388
BG Medicine Inc *	443	3,526
Biolase Technology Inc *	11,327	58,221
BioMimetic Therapeutics Inc *	6,004	30,740
BioScrip Inc *	5,070	32,904
Cambrex Corp *	15,603	72,086
Cantel Medical Corp	6,859	184,576
Capital Senior Living Corp *	9,721	90,308
CardioNet Inc *	9,587	50,907
Cell Therapeutics Inc *	11,016	17,350
Celldex Therapeutics Inc *	19,746	70,098
Centene Corp *	9,786	347,697
Cerus Corp *	3,709	11,127
Chindex International Inc *	3,346	45,573
Columbia Laboratories Inc *	7,024	21,704
CONMED Corp *	14,677	418,001
Continucare Corp *	3,359	20,759
Cornerstone Therapeutics Inc *	3,904	34,980
Cross Country Healthcare Inc *	14,564	110,686
CryoLife Inc *	13,195	73,892
Curis Inc *	11,598	41,521
Cynosure Inc ‘A’ *	5,043	61,020
Cytori Therapeutics Inc *	6,785	32,500
DURECT Corp *	2,994	6,078
Dyax Corp *	9,220	18,256
DynaVox Inc ‘A’ *	1,375	10,450
Enzo Biochem Inc *	18,130	77,053
Enzon Pharmaceuticals Inc *	20,143	202,437
ePocrates Inc *	245	4,518
eResearchTechnology Inc *	12,335	78,574
Exact Sciences Corp *	8,328	71,621
Exactech Inc *	1,185	21,342
Five Star Quality Care Inc *	16,431	95,464
Furiex Pharmaceuticals Inc *	5,026	89,413
Gentiva Health Services Inc *	15,849	330,135
Geron Corp *	52,120	209,001
Greatbatch Inc *	12,096	324,415
Hanger Orthopedic Group Inc *	8,244	201,731
Harvard Bioscience Inc *	10,944	58,332
HealthSouth Corp *	49,334	1,295,017
HealthSpring Inc *	16,119	743,247
Healthways Inc *	17,724	269,050
Hi-Tech Pharmacal Co Inc *	3,723	107,706
ICU Medical Inc *	4,782	208,973
Idenix Pharmaceuticals Inc *	20,474	102,370
Immucor Inc *	1,895	38,696
ImmunoGen Inc *	11,072	134,968
Impax Laboratories Inc *	2,985	65,043
Inhibitex Inc *	8,982	35,209
Insmed Inc *	12,754	152,920
InterMune Inc *	13,628	488,564

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Invacare Corp	14,004	$464,793
IRIS International Inc *	2,604	26,014
Kendle International Inc *	7,382	111,321
Kindred Healthcare Inc *	26,989	579,454
KV Pharmaceutical Co ‘A’ *	9,065	24,657
Lannett Co Inc *	5,729	28,530
Lexicon Pharmaceuticals Inc *	58,378	102,745
LHC Group Inc *	7,782	179,453
Magellan Health Services Inc *	16,669	912,461
Maxygen Inc	15,813	86,497
MedAssets Inc *	4,504	60,173
MedCath Corp *	10,501	142,709
Medical Action Industries Inc *	4,943	40,285
Medicis Pharmaceutical Corp ‘A’	5,723	218,447
Metabolix Inc *	5,113	36,507
Micromet Inc *	23,219	133,277
Molina Healthcare Inc *	5,777	156,672
National Healthcare Corp	5,275	261,482
Natus Medical Inc *	7,204	109,141
Nektar Therapeutics *	21,887	159,118
Neostem Inc *	2,838	4,200
Neurocrine Biosciences Inc *	7,154	57,590
Novavax Inc *	15,766	31,847
Nymox Pharmaceutical Corp * (Canada)	1,606	13,410
Omnicell Inc *	8,897	138,704
Oncothyreon Inc *	6,148	56,500
Owens & Minor Inc	6,162	212,527
Pacific Biosciences of California Inc *	13,634	159,518
Palomar Medical Technologies Inc *	9,810	110,657
Par Pharmaceutical Cos Inc *	5,831	192,306
PAREXEL International Corp *	2,918	68,748
PDL BioPharma Inc	12,973	76,152
Pharmaceutical Product Development Inc	361,900	9,713,396
PharMerica Corp *	15,257	194,679
Progenics Pharmaceuticals Inc *	3,851	27,650
Rigel Pharmaceuticals Inc *	8,382	76,863
RTI Biologics Inc *	27,098	73,436
Savient Pharmaceuticals Inc *	10,788	80,802
Select Medical Holdings Corp *	18,184	161,292
Sequenom Inc *	15,524	117,206
Skilled Healthcare Group Inc ‘A’ *	9,351	88,460
Solta Medical Inc *	31,392	86,642
Staar Surgical Co *	2,362	12,519
STERIS Corp	300,800	10,521,984
Sun Healthcare Group Inc *	13,116	105,190
Sunesis Pharmaceuticals Inc *	1,486	3,106
Sunrise Senior Living Inc *	7,536	71,818
SuperGen Inc *	27,519	82,007
SurModics Inc *	7,961	88,367
Symmetry Medical Inc *	14,329	128,531
Teleflex Inc	148,900	9,091,834
The Medicines Co *	12,058	199,078
The Providence Service Corp *	5,269	66,653
Theravance Inc *	5,862	130,195
Transcept Pharmaceuticals Inc *	571	6,252
Triple-S Management Corp ‘B’ *	10,223	222,146
Universal American Corp	16,851	184,518
Uroplasty Inc *	1,248	9,360
Vanda Pharmaceuticals Inc *	828	5,912
Vical Inc *	4,191	17,267
ViroPharma Inc *	39,502	730,787
West Pharmaceutical Services Inc	163,854	7,170,251
Wright Medical Group Inc *	20,274	304,110
XenoPort Inc *	3,404	24,236
Young Innovations Inc	1,922	54,815
Zalicus Inc *	15,236	36,262

		54,611,670

Industrials - 28.0%

A.O. Smith Corp	129,076	5,459,915
A123 Systems Inc *	37,852	201,373
AAR Corp	203,038	5,500,299
ABM Industries Inc	475,515	11,098,520
ACCO Brands Corp *	28,713	225,397
Accuride Corp *	18,831	237,836
Aceto Corp	13,932	93,484
Actuant Corp ‘A’	30,011	805,195
Air Transport Services Group Inc *	27,987	191,711
Aircastle Ltd (Bermuda)	27,072	344,356
Alamo Group Inc	3,293	78,044
Alaska Air Group Inc *	17,584	1,203,801
Albany International Corp ‘A’	11,621	306,678
AMERCO *	4,496	432,290
American Railcar Industries Inc *	4,974	116,640
American Reprographics Co *	16,632	117,588
American Superconductor Corp *	23,378	211,337
American Woodmark Corp	33,861	586,473
Ameron International Corp	4,763	312,834
Ampco-Pittsburgh Corp	4,050	94,973
APAC Customer Services Inc *	2,535	13,512
Apogee Enterprises Inc	305,772	3,916,939
Applied Industrial Technologies Inc	174,580	6,216,794
Argan Inc *	3,081	31,241
Arkansas Best Corp	13,174	312,619
Astec Industries Inc *	203,441	7,523,248
AT Cross Co ‘A’ *	268	3,053
Atlas Air Worldwide Holdings Inc *	13,651	812,371
Badger Meter Inc	1,334	49,345
Baltic Trading Ltd	8,714	50,018
Barnes Group Inc	28,304	702,222
Barrett Business Services Inc	3,839	54,974
Belden Inc	3,511	122,393
Brady Corp ‘A’	315,412	10,112,109
Briggs & Stratton Corp	325,874	6,471,858
Broadwind Energy Inc *	40,186	58,270
Builders FirstSource Inc *	23,870	51,321
CAI International Inc *	342	7,066
Carlisle Cos Inc	242,410	11,933,844
Cascade Corp	4,541	216,015
Casella Waste Systems Inc ‘A’ *	1,598	9,748
CBIZ Inc *	20,276	149,231
CDI Corp	5,774	76,736
Celadon Group Inc *	3,948	55,114
Cenveo Inc *	13,220	84,608
Ceradyne Inc *	198,427	7,736,669
CIRCOR International Inc	130,433	5,586,445
CLARCOR Inc	1,372	64,868
Columbus McKinnon Corp *	2,154	38,686
Comfort Systems USA Inc	19,806	210,142
Compx International Inc	239	3,150
Courier Corp	5,507	60,852
Covenant Transportation Group Inc ‘A’ *	3,970	30,768
CRA International Inc *	4,662	126,294
Cubic Corp	4,581	233,585
Curtiss-Wright Corp	24,151	781,768
Douglas Dynamics Inc	4,470	70,581
Ducommun Inc	5,482	112,765
Dycom Industries Inc *	15,280	249,675
Eagle Bulk Shipping Inc *	32,753	81,227
EMCOR Group Inc *	238,623	6,994,040
Encore Wire Corp	9,664	234,062
Ener1 Inc *	38,158	41,974
Energy Recovery Inc *	23,811	77,862
EnergySolutions Inc	32,795	162,007
EnerNOC Inc *	8,384	131,964
EnerSys *	18,439	634,670
Ennis Inc	13,501	234,917

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

EnPro Industries Inc *	134,132	$6,447,725
ESCO Technologies Inc	10,297	378,930
Essex Rental Corp *	7,465	49,194
Esterline Technologies Corp *	15,815	1,208,266
Excel Maritime Carriers Ltd * (Liberia)	24,331	75,426
Federal Signal Corp	29,738	195,081
Flow International Corp *	2,890	10,288
Force Protection Inc *	22,495	111,688
Franklin Covey Co *	6,661	64,478
Franklin Electric Co Inc	152,860	7,176,777
FreightCar America Inc *	6,230	157,868
FTI Consulting Inc *	21,845	828,799
Fuel Tech Inc *	777	5,152
G&K Services Inc ‘A’	9,737	329,695
Gardner Denver Inc	154,840	13,014,302
Genco Shipping & Trading Ltd *	15,474	116,364
GenCorp Inc *	8,232	52,849
Generac Holdings Inc *	8,123	157,586
Genesee & Wyoming Inc ‘A’ *	193,100	11,323,384
GeoEye Inc *	10,822	404,743
Gibraltar Industries Inc *	622,836	7,050,504
Global Power Equipment Group Inc *	3,975	105,417
GP Strategies Corp *	5,456	74,529
Graco Inc	210,200	10,648,732
Granite Construction Inc	418,013	10,253,859
Great Lakes Dredge & Dock Co	30,556	170,502
Griffon Corp *	24,786	249,843
H&E Equipment Services Inc *	8,092	113,207
Hawaiian Holdings Inc *	26,422	150,605
Heidrick & Struggles International Inc	8,494	192,304
Hexcel Corp *	7,898	172,887
Hill International Inc *	12,969	74,701
Hudson Highland Group Inc *	16,909	90,463
Hurco Cos Inc *	3,295	106,132
Huron Consulting Group Inc *	699	21,117
ICF International Inc *	6,561	166,518
Insituform Technologies Inc ‘A’ *	20,462	429,088
Insperity Inc	269,730	7,986,705
Insteel Industries Inc	8,804	110,402
Interline Brands Inc *	15,830	290,797
International Shipholding Corp	2,755	58,626
JetBlue Airways Corp *	128,269	782,441
John Bean Technologies Corp	1,078	20,827
Kadant Inc *	4,674	147,278
Kaman Corp	6,102	216,438
Kaydon Corp	16,995	634,253
Kelly Services Inc ‘A’ *	13,787	227,486
Kennametal Inc	256,220	10,815,046
Kforce Inc *	1,983	25,938
Kimball International Inc ‘B’	16,079	103,388
Korn/Ferry International *	23,044	506,738
Kratos Defense & Security Solutions Inc *	12,323	149,848
Lawson Products Inc	1,733	34,088
Layne Christensen Co *	10,146	307,830
LB Foster Co ‘A’	4,945	162,740
Lincoln Electric Holdings Inc	252,080	9,037,068
LMI Aerospace Inc *	2,389	58,363
LSI Industries Inc	10,214	81,099
Lydall Inc *	8,916	106,635
M&F Worldwide Corp *	5,153	133,154
Marten Transport Ltd	6,835	147,636
McGrath RentCorp	7,366	206,837
Meritor Inc *	15,765	252,871
Met-Pro Corp	7,332	83,438
Metalico Inc *	8,813	51,997
Michael Baker Corp *	4,338	91,619
Miller Industries Inc	6,139	114,738
Mine Safety Appliances Co	276,590	10,327,871
Mobile Mini Inc *	14,185	300,580
Moog Inc ‘A’ *	21,311	927,455
Mueller Industries Inc	352,480	13,362,517
Mueller Water Products Inc ‘A’	80,924	322,078
Multi-Color Corp	5,590	138,017
MYR Group Inc *	660	15,444
NACCO Industries Inc ‘A’	3,017	292,106
Navigant Consulting Inc *	26,819	281,331
NCI Building Systems Inc *	10,226	116,474
Nordson Corp	122,000	6,691,700
Northwest Pipe Co *	4,760	124,046
Odyssey Marine Exploration Inc *	25,247	79,023
On Assignment Inc *	17,166	168,742
Orbital Sciences Corp *	17,578	296,189
Orion Marine Group Inc *	14,065	132,352
Pacer International Inc *	16,418	77,493
Patriot Transportation Holding Inc *	3,167	70,846
Pike Electric Corp *	8,573	75,785
Powell Industries Inc *	107,937	3,939,700
PowerSecure International Inc *	8,236	59,464
Preformed Line Products Co	1,126	80,149
Primoris Services Corp	1,780	22,962
Quad/Graphics Inc	11,852	460,569
Quality Distribution Inc *	5,315	69,201
Quanex Building Products Corp	19,734	323,440
RailAmerica Inc *	11,079	166,185
RBC Bearings Inc *	2,333	88,094
Republic Airways Holdings Inc *	25,234	137,778
Resources Connection Inc	24,104	290,212
Roadrunner Transportation Systems Inc *	4,385	66,126
Robbins & Myers Inc	20,473	1,081,998
RSC Holdings Inc *	35,180	420,753
Rush Enterprises Inc ‘A’ *	16,714	318,067
Saia Inc *	8,265	140,092
Schawk Inc	214,887	3,558,529
School Specialty Inc *	8,281	119,164
Seaboard Corp	161	389,298
SeaCube Container Leasing Ltd (Bermuda)	5,753	98,837
SFN Group Inc *	22,856	207,761
Simpson Manufacturing Co Inc	294,765	8,804,631
SkyWest Inc	639,450	9,630,117
Spirit Airlines Inc *	8,220	98,558
Standex International Corp	5,312	162,919
Steelcase Inc ‘A’	36,494	415,667
Sterling Construction Co Inc *	8,629	118,821
Swift Transportation Co *	29,108	394,413
SYKES Enterprises Inc *	19,257	414,603
Tecumseh Products Co ‘A’ *	9,572	97,634
Teledyne Technologies Inc *	13,728	691,342
Tetra Tech Inc *	25,821	580,973
The Brink’s Co	3,327	99,244
The Dolan Co *	15,764	133,521
The Geo Group Inc *	33,654	775,052
The Greenbrier Cos Inc *	9,603	189,755
The Keyw Holding Corp *	9,464	117,259
The Timken Co	80,080	4,036,032
Titan Machinery Inc *	5,398	155,354
TMS International Corp ‘A’ *	3,892	50,791
Tredegar Corp	12,409	227,705
Trinity Industries Inc	511,380	17,836,934
Triumph Group Inc	8,618	858,180
TrueBlue Inc *	8,033	116,318
Tutor Perini Corp	16,214	310,985
Ultrapetrol Bahamas Ltd * (Bahamas)	11,017	54,424
UniFirst Corp	7,352	413,109
United Capital Corp *	854	25,577
United Rentals Inc *	22,916	582,066
United Stationers Inc	22,617	801,320
UniTek Global Services Inc *	5,394	42,667
Universal Forest Products Inc	309,469	7,414,877
Universal Truckload Services Inc *	2,929	50,174
US Airways Group Inc *	84,391	751,924

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
US Ecology Inc	622	$10,636
USG Corp *	10,813	155,058
Valence Technology Inc *	18,153	21,421
Viad Corp	9,233	205,804
VSE Corp	2,092	52,091
Wabash National Corp *	58,471	547,873
Watts Water Technologies Inc ‘A’	209,909	7,432,878
WCA Waste Corp *	7,670	44,179
Werner Enterprises Inc	19,513	488,801
Zipcar Inc *	1,177	24,023

		316,951,829

Information Technology - 5.8%

Accelrys Inc *	28,633	203,581
Actuate Corp *	1,447	8,465
Acxiom Corp *	42,220	553,504
Advanced Analogic Technologies Inc *	17,769	107,591
Advanced Energy Industries Inc *	22,593	334,150
Agilysys Inc *	9,380	78,229
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,608	100,806
Amkor Technology Inc *	54,942	338,992
Amtech Systems Inc *	272	5,614
ANADIGICS Inc *	35,071	112,578
Anaren Inc *	6,994	148,623
Anixter International Inc	7,331	479,008
Applied Micro Circuits Corp *	5,115	45,319
ARRIS Group Inc *	64,357	747,185
ATMI Inc *	15,458	315,807
Aviat Networks Inc *	31,457	123,941
Avid Technology Inc *	15,438	290,852
Axcelis Technologies Inc *	55,318	90,722
AXT Inc *	9,562	81,086
Bel Fuse Inc ‘B’	5,460	118,427
Benchmark Electronics Inc *	739,161	12,196,157
BigBand Networks Inc *	22,738	49,341
Black Box Corp	9,358	292,625
Blue Coat Systems Inc *	14,185	310,084
Brightpoint Inc *	20,053	162,630
Brooks Automation Inc *	34,306	372,563
Cabot Microelectronics Corp *	9,413	437,422
CACI International Inc ‘A’ *	14,530	916,552
Checkpoint Systems Inc *	20,860	372,977
CIBER Inc *	33,108	183,749
Cognex Corp	3,969	140,622
Coherent Inc *	3,728	206,047
Cohu Inc	477,487	6,259,855
Communications Systems Inc	3,303	59,223
Computer Task Group Inc *	2,266	29,843
Comtech Telecommunications Corp	13,842	388,130
Convergys Corp *	54,632	745,180
Cray Inc *	18,697	119,661
CSG Systems International Inc *	9,410	173,897
CTS Corp	17,867	172,774
Cymer Inc *	11,897	589,020
Daktronics Inc	14,551	157,005
DDi Corp	4,950	47,223
DealerTrack Holdings Inc *	2,951	67,725
DG FastChannel Inc *	3,333	106,823
Digi International Inc *	11,060	143,780
Digital River Inc *	18,011	579,234
Dot Hill Systems Corp *	22,252	63,196
DSP Group Inc *	12,155	105,749
Dynamics Research Corp *	4,485	61,175
Earthlink Inc	57,367	441,439
Ebix Inc *	5,040	96,012
Electro Rent Corp	5,865	100,409
Electro Scientific Industries Inc *	10,667	205,873
Electronics for Imaging Inc *	22,587	388,948
EMCORE Corp *	45,648	125,076
EMS Technologies Inc *	7,545	248,759
Emulex Corp *	45,798	393,863
Entegris Inc *	47,133	476,986
EPIQ Systems Inc	15,130	215,149
ePlus Inc *	1,797	47,513
Euronet Worldwide Inc *	26,568	409,413
Exar Corp *	16,906	107,015
Extreme Networks Inc *	34,706	112,447
Fair Isaac Corp	8,676	262,015
FEI Co *	1,541	58,851
FormFactor Inc *	26,330	238,550
FSI International Inc *	20,124	55,140
Gerber Scientific Inc *	13,069	145,458
Global Cash Access Holdings Inc *	13,494	42,911
Globecomm Systems Inc *	3,417	53,169
GSI Group Inc (Canada) *	13,334	160,675
GSI Technology Inc *	10,371	74,671
Harmonic Inc *	47,128	340,735
Identive Group Inc *	20,010	46,423
Imation Corp *	15,574	147,019
Immersion Corp *	1,238	10,560
Infinera Corp *	50,873	351,532
InfoSpace Inc *	16,732	152,596
Insight Enterprises Inc *	24,203	428,635
Integral Systems Inc *	7,601	92,504
Integrated Device Technology Inc *	27,922	219,467
Integrated Silicon Solution Inc *	13,820	133,639
Intermec Inc *	30,862	340,716
Internap Network Services Corp *	3,846	28,268
Intevac Inc *	11,841	120,897
IXYS Corp *	4,338	64,983
JDA Software Group Inc *	17,902	552,993
Kemet Corp *	21,726	310,465
KIT Digital Inc *	18,283	218,299
Kopin Corp *	20,707	97,530
Kulicke & Soffa Industries Inc *	37,409	416,736
KVH Industries Inc *	7,275	77,333
L-1 Identity Solutions Inc *	28,312	332,666
Lattice Semiconductor Corp *	42,301	275,803
Limelight Networks Inc *	5,373	24,501
Littelfuse Inc	1,430	83,970
Loral Space & Communications Inc *	5,203	361,452
LTX-Credence Corp *	11,911	106,484
ManTech International Corp ‘A’	12,065	535,927
Marchex Inc ‘B’	6,669	59,221
Mediamind Technologies Inc *	422	9,259
Mentor Graphics Corp *	27,851	356,771
Mercury Computer Systems Inc *	15,670	292,716
Methode Electronics Inc	19,127	222,064
Mindspeed Technologies Inc *	7,963	63,704
MIPS Technologies Inc *	8,117	56,088
MKS Instruments Inc	27,141	717,065
ModusLink Global Solutions Inc	22,858	102,404
MoneyGram International Inc *	4,419	14,671
Monolithic Power Systems Inc *	3,621	55,836
Motricity Inc *	1,174	9,075
Multi-Fineline Electronix Inc *	53,703	1,160,522
Nanometrics Inc *	10,425	197,971
NCI Inc ‘A’ *	2,763	62,775
NeoPhotonics Corp *	2,282	15,791
Ness Technologies Inc *	17,304	130,991
Newport Corp *	13,353	242,624
Novatel Wireless Inc *	14,996	82,178
Oclaro Inc *	26,288	176,655
OmniVision Technologies Inc *	6,388	222,366
Openwave Systems Inc *	31,095	71,208
Oplink Communications Inc *	6,492	120,946
Opnext Inc *	22,999	52,438
ORBCOMM Inc *	17,317	54,202
OSI Systems Inc *	2,254	96,922

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Park Electrochemical Corp	10,713	$299,428
PC Connection Inc *	4,550	37,674
PDF Solutions Inc *	701	4,178
Perficient Inc *	3,746	38,434
Pericom Semiconductor Corp *	11,575	103,481
Photronics Inc *	28,312	239,803
Plantronics Inc	18,281	667,805
Plexus Corp *	1,873	65,199
PLX Technology Inc *	22,951	79,640
Power-One Inc *	2,272	18,403
Progress Software Corp *	14,134	341,053
Quantum Corp *	117,147	386,585
Quest Software Inc *	22,062	501,469
QuinStreet Inc *	12,647	164,158
RadiSys Corp *	9,968	72,667
RealNetworks Inc *	43,920	149,328
Renaissance Learning Inc	4,611	57,822
RF Micro Devices Inc *	128,408	785,857
Richardson Electronics Ltd	7,593	103,189
Rimage Corp	5,022	67,445
Rofin-Sinar Technologies Inc *	244,312	8,343,255
Rogers Corp *	5,476	252,991
Rosetta Stone Inc *	5,790	93,451
Rudolph Technologies Inc *	16,369	175,312
S1 Corp *	23,961	179,228
Sanmina-SCI Corp *	41,811	431,908
ScanSource Inc *	12,006	449,985
SeaChange International Inc *	7,083	76,355
Sigma Designs Inc *	16,535	126,327
Silicon Image Inc *	8,751	56,531
SMART Modular Technologies Inc * (Cayman)	33,810	309,700
Smith Micro Software Inc *	18,828	79,266
Sonus Networks Inc *	101,139	327,690
Spansion Inc ‘A’ *	26,074	502,446
SRA International Inc ‘A’ *	21,724	671,706
SS&C Technologies Holdings Inc *	13,049	259,284
Standard Microsystems Corp *	11,906	321,343
Stream Global Services Inc *	4,369	14,418
Supertex Inc *	5,726	128,262
support.com Inc *	9,442	45,322
Sycamore Networks Inc	10,384	230,940
Symmetricom Inc *	22,569	131,577
SYNNEX Corp *	13,006	412,290
TechTarget Inc *	2,076	15,715
Tekelec *	32,180	293,803
TeleCommunication Systems Inc ‘A’ *	14,024	67,736
TeleNav Inc *	440	7,801
Tessera Technologies Inc *	26,553	455,118
The Hackett Group Inc *	5,427	27,623
THQ Inc *	35,527	128,608
TTM Technologies Inc *	20,660	330,973
Unisys Corp *	13,113	337,004
United Online Inc	45,996	277,356
Veeco Instruments Inc *	6,398	309,727
ViaSat Inc *	11,773	509,418
Viasystems Group Inc *	1,306	29,372
Vishay Precision Group Inc *	6,332	106,884
Westell Technologies Inc ‘A’ *	27,172	97,004
X-Rite Inc *	13,817	68,671
XO Group Inc *	7,274	72,376
Xyratex Ltd * (Bermuda)	16,148	165,678
Zoran Corp *	25,993	218,341
Zygo Corp *	7,013	92,712

		66,188,805

Materials - 5.2%

A. Schulman Inc	260,526	6,562,650
A.M. Castle & Co *	8,654	143,743
American Vanguard Corp	9,781	126,860
Aptargroup Inc	150,550	7,879,787
Arch Chemicals Inc	11,876	409,009
Boise Inc	54,231	422,460
Buckeye Technologies Inc	20,769	560,348
Cabot Corp	247,200	9,855,864
Calgon Carbon Corp *	5,996	101,932
Century Aluminum Co *	26,844	420,109
Chase Corp	3,124	52,358
Chemtura Corp *	19,240	350,168
Clearwater Paper Corp *	5,953	406,471
Coeur d’Alene Mines Corp *	43,502	1,055,359
Eagle Materials Inc	4,479	124,830
Ferro Corp *	44,990	604,666
FutureFuel Corp	6,226	75,397
Georgia Gulf Corp *	17,642	425,878
Golden Minerals Co *	959	17,051
Golden Star Resources Ltd (XASE) * (Canada)	134,471	295,836
Graham Packaging Co Inc *	11,515	290,408
Graphic Packaging Holding Co *	10,526	57,261
H.B. Fuller Co	23,993	585,909
Handy & Harman Ltd *	2,344	36,074
Haynes International Inc	1,429	88,498
Headwaters Inc *	31,693	99,199
Horsehead Holding Corp *	21,594	287,632
Innospec Inc *	1,287	43,256
Jaguar Mining Inc * (Canada)	44,071	210,659
Kaiser Aluminum Corp	4,799	262,121
KapStone Paper and Packaging Corp *	20,229	335,195
KMG Chemicals Inc	397	6,685
Kraton Performance Polymers Inc *	2,069	81,043
Landec Corp *	13,627	89,938
Louisiana-Pacific Corp *	68,746	559,592
Materion Corp *	9,776	361,419
Minerals Technologies Inc	9,480	628,429
Myers Industries Inc	15,333	157,623
Neenah Paper Inc	3,843	81,779
NL Industries Inc	174	3,195
Olin Corp	16,514	374,207
Olympic Steel Inc	4,693	129,198
OM Group Inc *	16,116	654,954
PH Glatfelter Co	23,925	367,967
PolyOne Corp	13,402	207,329
Quaker Chemical Corp	1,634	70,278
Revett Minerals Inc * (Canada)	5,733	25,856
RPM International Inc	525,000	12,085,500
RTI International Metals Inc *	13,641	523,405
Schweitzer-Mauduit International Inc	9,122	512,200
Sensient Technologies Corp	188,590	6,991,031
Spartech Corp *	15,985	97,349
Stepan Co	4,192	297,213
STR Holdings Inc *	15,761	235,154
Texas Industries Inc	11,846	493,149
Thompson Creek Metals Co Inc * (Canada)	79,467	793,081
TPC Group Inc *	2,424	95,069
United States Lime & Minerals Inc *	991	40,641
Universal Stainless & Alloy Products Inc *	3,653	170,814
US Energy Corp *	12,733	54,370
Verso Paper Corp *	7,549	20,231
Vista Gold Corp (Canada) *	30,852	87,311
Wausau Paper Corp	25,678	173,070
Worthington Industries Inc	11,307	261,192
Zoltek Cos Inc *	14,492	152,601

		59,069,861

Telecommunication Services - 0.3%

Alaska Communications Systems Group Inc	18,699	165,860
Atlantic Tele-Network Inc	3,739	143,428
Boingo Wireless Inc *	761	6,910
Cincinnati Bell Inc *	74,237	246,467
Consolidated Communications Holdings Inc	2,763	53,713

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Fairpoint Communications Inc *	10,466	$96,392
Global Crossing Ltd * (Bermuda)	5,913	226,941
Globalstar Inc *	52,945	65,122
ICO Global Communications Holdings Ltd *	29,027	80,405
IDT Corp ‘B’	598	16,158
inContact Inc *	1,232	5,852
Iridium Communications Inc *	19,970	172,740
Leap Wireless International Inc *	25,119	407,681
Neutral Tandem Inc *	17,948	312,654
PAETEC Holding Corp *	19,042	91,211
Premiere Global Services Inc *	27,257	217,511
SureWest Communications	6,687	111,807
USA Mobility Inc	11,657	177,886
Vonage Holdings Corp *	41,334	182,283

		2,781,021

Utilities - 3.4%

ALLETE Inc	16,575	680,238
American States Water Co	9,735	337,415
Artesian Resources Corp ‘A’	3,481	62,728
Atlantic Power Corp * (Canada)	32,808	499,338
Avista Corp	29,902	768,182
Black Hills Corp	20,485	616,394
Cadiz Inc *	6,163	66,930
California Water Service Group	21,800	407,878
Central Vermont Public Service Corp	6,985	252,508
CH Energy Group Inc	8,043	428,370
Chesapeake Utilities Corp	4,982	199,429
Cleco Corp	31,700	1,104,745
Connecticut Water Service Inc	4,534	115,980
Consolidated Water Co Ltd (Cayman)	7,986	74,190
Dynegy Inc *	53,368	330,348
El Paso Electric Co	21,852	705,820
IDACORP Inc	25,743	1,016,849
MGE Energy Inc	12,004	486,522
Middlesex Water Co	8,245	153,192
New Jersey Resources Corp	21,545	961,122
Nicor Inc	23,288	1,274,785
Northwest Natural Gas Co	13,936	628,932
NorthWestern Corp	18,877	625,017
NV Energy Inc	711,130	10,915,846
Ormat Technologies Inc	9,368	206,190
Otter Tail Corp	17,710	373,681
Pennichuck Corp	1,008	28,980
Piedmont Natural Gas Co Inc	37,431	1,132,662
PNM Resources Inc	465,120	7,786,109
Portland General Electric Co	39,155	989,838
SJW Corp	7,397	179,303
South Jersey Industries Inc	12,813	695,874
Southwest Gas Corp	23,868	921,543
The Empire District Electric Co	21,767	419,232
The Laclede Group Inc	11,587	438,336
UIL Holdings Corp	26,297	850,708
Unisource Energy Corp	19,040	710,763
Unitil Corp	5,611	147,569
WGL Holdings Inc	26,675	1,026,721
York Water Co	6,792	112,408

		38,732,675

Total Common Stocks
(Cost $1,016,716,525)		1,100,354,718

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.7%

U.S. Government Agency Issue - 0.5%

Federal Home Loan Bank
0.001% due 07/01/11	$5,270,000	5,270,000

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $24,601,364; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $25,100,000)	24,601,357	24,601,357

Total Short-Term Investments
(Cost $29,871,357)		29,871,357

TOTAL INVESTMENTS - 99.8%
(Cost $1,046,587,882)		1,130,226,075

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,587,779

NET ASSETS - 100.0%		$1,132,813,854

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	28.0%
Financials	20.0%
Consumer Discretionary	16.4%
Energy	11.6%
Information Technology	5.8%
Materials	5.2%
Health Care	4.8%
Utilities	3.4%
Short-Term Investments	2.7%
Consumer Staples	1.6%
Telecommunication Services	0.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, $471,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	124	$9,815,089	$419,871

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,100,354,718	$1,100,354,718	$-	$-
	Short-Term Investments	29,871,357	-	29,871,357	-
	Derivatives:
	Equity Contracts
	Futures	419,871	419,871	-	-

	Total	$1,130,645,946	$1,100,774,589	$29,871,357	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/14/11 * + Δ	209	$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 97.6%

Consumer Discretionary - 13.0%

1-800-FLOWERS.COM Inc ‘A’ *	8,721	27,035
99 Cents Only Stores *	18,116	366,668
Aeropostale Inc *	31,202	546,035
AFC Enterprises Inc *	9,771	160,733
AH Belo Corp ‘A’	7,461	55,510
Ambassadors Group Inc	7,238	63,912
America’s Car-Mart Inc *	3,611	119,163
American Axle & Manufacturing Holdings Inc *	25,864	294,332
American Greetings Corp ‘A’	15,725	378,029
American Public Education Inc *	6,983	310,813
Amerigon Inc *	8,736	151,832
Ameristar Casinos Inc	12,385	293,648
ANN Inc *	20,204	527,324
Arbitron Inc	10,545	435,825
Archipelago Learning Inc *	5,292	52,179
Arctic Cat Inc *	4,439	59,616
Asbury Automotive Group Inc *	11,367	210,631
Ascena Retail Group Inc *	24,309	827,721
Ascent Media Corp ‘A’ *	5,651	299,333
Audiovox Corp ‘A’ *	7,178	54,266
Barnes & Noble Inc	11,299	187,337
Beazer Homes USA Inc *	29,812	101,063
bebe Stores Inc	14,612	89,279
Belo Corp ‘A’ *	36,123	272,006
Benihana Inc ‘A’ *	4,599	48,244
Big 5 Sporting Goods Corp	8,611	67,682
Biglari Holdings Inc *	477	186,531
BJ’s Restaurants Inc *	9,305	487,210
Black Diamond Inc *	4,498	35,444
Blue Nile Inc *	5,008	220,252
Blyth Inc	2,036	102,513
Bob Evans Farms Inc	11,753	411,002
Body Central Corp *	4,474	105,273
Boyd Gaming Corp *	21,377	185,980
Bravo Brio Restaurant Group Inc *	7,317	178,754
Bridgepoint Education Inc *	6,980	174,500
Brown Shoe Co Inc	17,229	183,489
Brunswick Corp	34,573	705,289
Buffalo Wild Wings Inc *	7,115	471,796
Build-A-Bear Workshop Inc *	5,849	38,077
Cabela’s Inc *	16,741	454,518
California Pizza Kitchen Inc *	7,535	139,171
Callaway Golf Co	25,148	156,421
Cambium Learning Group Inc *	4,283	14,434
Capella Education Co *	6,124	256,289
Caribou Coffee Co Inc *	4,736	62,705
Carrols Restaurant Group Inc *	4,420	46,145
Carter’s Inc *	19,099	587,485
Casual Male Retail Group Inc *	16,758	69,546
Cavco Industries Inc *	2,690	121,050
CEC Entertainment Inc	7,735	310,251
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	14,076	278,001
Charming Shoppes Inc *	45,225	188,136
Cherokee Inc	3,517	60,352
Christopher & Banks Corp	14,230	81,823
Churchill Downs Inc	4,790	215,933
Cinemark Holdings Inc	35,933	744,172
Citi Trends Inc *	5,842	88,097
Coinstar Inc *	12,165	663,479
Coldwater Creek Inc *	22,770	31,878
Collective Brands Inc *	23,876	350,738
Columbia Sportswear Co	4,644	294,430
Conn’s Inc *	5,326	46,070
Cooper Tire & Rubber Co	24,073	476,405
Core-Mark Holding Co Inc *	4,438	158,437
Corinthian Colleges Inc *	30,366	129,359
Cost Plus Inc *	7,176	71,760
Cracker Barrel Old Country Store Inc	8,894	438,563
Crocs Inc *	33,199	854,874
Crown Media Holdings Inc ‘A’ *	11,125	21,249
CSS Industries Inc	3,220	67,395
Cumulus Media Inc ‘A’ *	7,783	27,241
Dana Holding Corp *	56,693	1,037,482
Delta Apparel Inc *	2,448	41,616
Denny’s Corp *	38,946	151,110
Destination Maternity Corp	4,217	84,256
DineEquity Inc *	6,028	315,084
Domino’s Pizza Inc *	23,896	603,135
Dorman Products Inc *	4,288	169,719
Drew Industries Inc	7,468	184,609
Eastman Kodak Co *	104,653	374,658
Einstein Noah Restaurant Group Inc	2,062	30,868
Entercom Communications Corp ‘A’ *	9,552	82,911
Entravision Communications Corp ‘A’ *	20,776	38,436
Ethan Allen Interiors Inc	9,429	200,743
Exide Technologies *	30,202	230,743
Express Inc	21,301	464,362
Fisher Communications Inc *	3,337	99,509
Fred’s Inc ‘A’	15,309	220,909
Fuel Systems Solutions Inc *	6,418	160,129
Furniture Brands International Inc *	16,566	68,583
G-III Apparel Group Ltd *	6,443	222,155
Gaylord Entertainment Co *	13,869	416,070
Geeknet Inc *	1,610	43,019
Genesco Inc *	9,196	479,112
Global Sources Ltd * (Bermuda)	4,895	44,985
Global Traffic Network Inc *	5,345	61,414
GNC Holdings Inc ‘A’ *	8,712	190,009
Gordmans Stores Inc *	1,985	34,519
Grand Canyon Education Inc *	11,225	159,171
Gray Television Inc *	19,935	52,628
Group 1 Automotive Inc	9,326	384,045
Harte-Hanks Inc	17,164	139,372
Haverty Furniture Cos Inc	7,488	86,187
Helen of Troy Ltd * (Bermuda)	11,993	414,118
hhgregg Inc *	6,945	93,063
Hibbett Sports Inc *	10,660	433,969
Hillenbrand Inc	23,955	566,536
Hot Topic Inc	17,522	130,364
Hovnanian Enterprises Inc ‘A’ *	24,184	58,283
HSN Inc *	15,471	509,305
Iconix Brand Group Inc *	28,319	685,320
interCLICK Inc *	7,637	60,791
International Speedway Corp ‘A’	11,121	315,948
Interval Leisure Group Inc *	15,733	215,385
iRobot Corp *	9,180	323,962
Isle of Capri Casinos Inc *	7,369	65,216
Jack in the Box Inc *	19,282	439,244
JAKKS Pacific Inc *	10,650	196,067
Jamba Inc *	26,304	56,291
Johnson Outdoors Inc ‘A’ *	1,484	25,406
Jos. A. Bank Clothiers Inc *	10,724	536,307
Journal Communications Inc ‘A’ *	17,148	88,655
K-Swiss Inc ‘A’ *	10,402	110,573

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

K12 Inc *	10,129	$335,675
KB Home	29,676	290,231
Kenneth Cole Productions Inc ‘A’ *	2,511	31,362
Kirkland’s Inc *	6,607	79,416
Knology Inc *	11,819	175,512
Krispy Kreme Doughnuts Inc *	22,800	216,828
La-Z-Boy Inc *	20,189	199,265
LeapFrog Enterprises Inc *	15,502	65,418
Libbey Inc *	7,516	121,910
Life Time Fitness Inc *	16,423	655,442
Lifetime Brands Inc	3,720	43,673
LIN TV Corp ‘A’ *	12,009	58,484
Lincoln Educational Services Corp	8,581	147,164
Lions Gate Entertainment Corp * (Canada)	18,081	119,696
Lithia Motors Inc ‘A’	8,608	168,975
Live Nation Entertainment Inc *	54,855	629,187
Liz Claiborne Inc *	36,892	197,372
Luby’s Inc *	5,914	32,645
Lumber Liquidators Holdings Inc *	9,020	229,108
M.D.C. Holdings Inc	14,406	354,964
M/I Homes Inc *	7,404	90,773
Mac-Gray Corp	4,862	75,118
Maidenform Brands Inc *	9,120	252,259
Marcus Corp	8,286	81,866
Marine Products Corp *	2,996	20,133
MarineMax Inc *	9,215	80,723
Martha Stewart Living Omnimedia Inc ‘A’ *	10,833	47,015
Matthews International Corp ‘A’	11,474	460,681
McCormick & Schmick’s Seafood Restaurants Inc *	5,432	46,661
MDC Partners Inc ‘A’ (Canada)	9,449	170,649
Meredith Corp	13,934	433,765
Meritage Homes Corp *	10,908	246,084
Modine Manufacturing Co *	18,136	278,750
Monarch Casino & Resort Inc *	2,930	30,589
Monro Muffler Brake Inc	11,779	439,239
Morgans Hotel Group Co *	8,994	64,667
Motorcar Parts of America Inc *	4,373	65,639
Movado Group Inc	6,643	113,662
Multimedia Games Holding Co Inc *	11,150	50,733
National American University Holdings Inc	2,663	25,059
National CineMedia Inc	21,300	360,183
New York & Co Inc *	10,082	49,906
Nexstar Broadcasting Group Inc ‘A’ *	4,011	32,930
NutriSystem Inc	10,551	148,347
O’Charleys Inc *	7,311	53,443
Office Depot Inc *	107,217	452,456
OfficeMax Inc *	33,381	262,041
Orbitz Worldwide Inc *	7,563	18,832
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	37,206	399,965
Outdoor Channel Holdings Inc *	4,868	33,297
Overstock.com Inc *	4,650	70,773
Oxford Industries Inc	5,021	169,509
P.F. Chang’s China Bistro Inc	8,826	355,158
Pacific Sunwear of California Inc *	18,868	49,245
Papa John’s International Inc *	7,679	255,404
Peet’s Coffee & Tea Inc *	4,986	287,692
Penske Automotive Group Inc	17,325	393,971
Perry Ellis International Inc *	4,967	125,417
PetMed Express Inc	8,523	100,998
Pier 1 Imports Inc *	41,341	478,315
Pinnacle Entertainment Inc *	24,144	359,746
Pool Corp	18,739	558,610
Pre-Paid Legal Services Inc *	2,868	190,693
PRIMEDIA Inc	6,210	43,781
Quiksilver Inc *	50,500	237,350
ReachLocal Inc *	3,758	78,279
Red Lion Hotels Corp *	4,936	38,994
Red Robin Gourmet Burgers Inc *	5,064	184,228
Regis Corp	22,422	343,505
Rent-A-Center Inc	24,690	754,526
Rentrak Corp *	3,838	68,086
RG Barry Corp	2,651	29,903
Ruby Tuesday Inc *	25,318	272,928
Rue21 Inc *	5,837	189,703
Ruth’s Hospitality Group Inc *	13,758	77,182
Saga Communications Inc ‘A’ *	1,278	47,286
Saks Inc *	44,860	501,086
Scholastic Corp	10,103	268,740
Scientific Games Corp ‘A’ *	22,782	235,566
Sealy Corp *	19,617	49,631
Select Comfort Corp *	21,594	388,260
Shiloh Industries Inc	1,446	15,588
Shoe Carnival Inc *	3,582	107,997
Shuffle Master Inc *	21,206	198,382
Shutterfly Inc *	11,568	664,235
Sinclair Broadcast Group Inc ‘A’	19,642	215,669
Six Flags Entertainment Corp	16,070	601,822
Skechers U.S.A. Inc ‘A’ *	14,505	210,032
Skyline Corp	2,882	50,435
Smith & Wesson Holding Corp *	23,923	71,769
Sonic Automotive Inc ‘A’	15,649	229,258
Sonic Corp *	24,118	256,374
Sotheby’s	26,206	1,139,961
Spartan Motors Inc	13,211	71,339
Speedway Motorsports Inc	4,760	67,497
Stage Stores Inc	14,046	235,973
Standard Motor Products Inc	7,734	117,789
Standard Pacific Corp *	41,480	138,958
Stein Mart Inc	10,756	103,688
Steiner Leisure Ltd * (Bahamas)	5,869	268,096
Steinway Musical Instruments Inc *	2,534	65,098
Steven Madden Ltd *	14,644	549,296
Stewart Enterprises Inc ‘A’	30,780	224,694
Stoneridge Inc *	10,085	148,653
Strayer Education Inc	4,719	596,434
Sturm Ruger & Co Inc	7,418	162,825
Summer Infant Inc *	4,528	36,767
Superior Industries International Inc	9,076	200,670
Syms Corp *	2,137	23,037
Systemax Inc *	4,179	62,434
Tenneco Inc *	23,465	1,034,103
Texas Roadhouse Inc	24,255	425,311
The Bon-Ton Stores Inc	4,878	47,414
The Buckle Inc	10,405	444,294
The Cato Corp ‘A’	10,766	310,061
The Cheesecake Factory Inc *	22,414	703,127
The Children’s Place Retail Stores Inc *	10,088	448,815
The EW Scripps Co ‘A’ *	13,398	129,559
The Finish Line Inc ‘A’	20,051	429,091
The Jones Group Inc	33,914	367,967
The McClatchy Co ‘A’ *	22,646	63,635
The Men’s Wearhouse Inc	19,975	673,158
The New York Times Co ‘A’ *	52,706	459,596
The Pep Boys-Manny Moe & Jack	20,508	224,152
The Ryland Group Inc	17,269	285,457
The Talbots Inc *	27,240	90,982
The Timberland Co ‘A’ *	15,421	662,640
The Warnaco Group Inc *	17,067	891,751
The Wet Seal Inc ‘A’ *	39,603	177,025
Tower International Inc *	2,344	41,465
Town Sports International Holdings Inc *	7,629	58,057
True Religion Apparel Inc *	10,037	291,876
Tuesday Morning Corp *	16,171	75,195
U.S. Auto Parts Network Inc *	5,259	40,284
Unifi Inc *	5,512	76,066
Universal Electronics Inc *	5,723	144,563
Universal Technical Institute Inc	8,361	165,297
Vail Resorts Inc	13,994	646,803
Valassis Communications Inc *	19,074	577,942

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Valuevision Media Inc ‘A’ *	15,680	$119,952
Vera Bradley Inc *	7,648	292,154
Vitamin Shoppe Inc *	9,590	438,838
Warner Music Group Corp *	22,367	183,857
West Marine Inc *	5,980	62,013
Westwood One Inc *	1,265	6,527
Weyco Group Inc	3,017	74,218
Winmark Corp	763	33,061
Winnebago Industries Inc *	11,475	110,849
Wolverine World Wide Inc	19,255	803,896
World Wrestling Entertainment Inc ‘A’	10,746	102,409
Zale Corp *	12,307	68,919
Zumiez Inc *	8,279	206,727

		64,755,317

Consumer Staples - 3.3%

Alico Inc	1,093	28,003
Alliance One International Inc *	33,919	109,558
Arden Group Inc ‘A’	505	46,470
B&G Foods Inc	18,665	384,872
Cal-Maine Foods Inc	5,555	177,538
Calavo Growers Inc	4,712	99,235
Casey’s General Stores Inc	14,640	644,160
Central European Distribution Corp *	28,045	314,104
Central Garden and Pet Co ‘A’ *	18,667	189,470
Chiquita Brands International Inc *	17,653	229,842
Coca-Cola Bottling Co Consolidated	1,786	120,841
Craft Brewers Alliance Inc *	3,573	30,764
Darling International Inc *	45,339	802,500
Diamond Foods Inc	8,556	653,165
Dole Food Co Inc *	13,961	188,753
Elizabeth Arden Inc *	9,534	276,772
Farmer Bros. Co	2,957	29,984
Fresh Del Monte Produce Inc (Cayman)	14,177	378,101
Griffin Land & Nurseries Inc	683	22,191
Harbinger Group Inc *	2,919	17,835
Heckmann Corp *	36,135	218,255
Imperial Sugar Co	4,781	95,620
Ingles Markets Inc ‘A’	5,034	83,313
Inter Parfums Inc	6,280	144,628
J&J Snack Foods Corp	5,588	278,562
Lancaster Colony Corp	7,178	436,566
Lifeway Foods Inc *	1,257	14,053
Limoneira Co	2,696	60,903
Medifast Inc *	5,389	127,881
MGP Ingredients Inc	3,986	34,718
Nash Finch Co	4,710	168,665
National Beverage Corp	4,651	68,137
Nature’s Sunshine Products Inc *	4,095	79,771
Nu Skin Enterprises Inc ‘A’	21,199	796,022
Nutraceutical International Corp *	3,853	59,259
Oil-Dri Corp of America	2,301	49,287
Omega Protein Corp *	7,320	101,016
Pilgrim’s Pride Corp *	19,672	106,426
Prestige Brands Holdings Inc *	19,349	248,441
PriceSmart Inc	6,892	353,077
Primo Water Corp *	4,606	66,280
Revlon Inc ‘A’ *	4,014	67,435
Rite Aid Corp *	229,190	304,823
Ruddick Corp	18,962	825,605
Sanderson Farms Inc	8,592	410,526
Schiff Nutrition International Inc	4,045	45,264
Seneca Foods Corp ‘A’ *	3,602	92,139
Smart Balance Inc *	23,622	122,362
Snyder’s-Lance Inc	18,134	392,238
Spartan Stores Inc	8,796	171,786
Spectrum Brands Holdings Inc *	6,559	209,888
Star Scientific Inc *	41,253	185,639
Susser Holdings Corp *	2,733	42,963
Synutra International Inc *	6,979	68,534
The Andersons Inc	7,218	304,960
The Boston Beer Co Inc ‘A’ *	3,227	289,139
The Female Health Co	7,660	38,300
The Fresh Market Inc *	10,878	420,761
The Hain Celestial Group Inc *	13,958	465,639
The Pantry Inc *	8,977	168,678
Tootsie Roll Industries Inc	9,053	264,891
TreeHouse Foods Inc *	13,779	752,471
United Natural Foods Inc *	18,786	801,599
Universal Corp	8,917	335,903
USANA Health Sciences Inc *	2,741	85,738
Vector Group Ltd	17,888	318,228
Village Super Market Inc ‘A’	2,519	69,801
WD-40 Co	6,617	258,328
Weis Markets Inc	4,319	175,913
Winn-Dixie Stores Inc *	21,723	183,559

		16,208,148

Energy - 6.9%

Abraxas Petroleum Corp *	32,035	122,694
Alon USA Energy Inc	4,214	47,492
Amyris Inc *	6,789	190,703
Apco Oil and Gas International Inc (Cayman)	3,565	309,905
Approach Resources Inc *	8,665	196,436
ATP Oil & Gas Corp *	17,386	266,180
Basic Energy Services Inc *	9,371	294,905
Berry Petroleum Co ‘A’	20,007	1,062,972
Bill Barrett Corp *	18,289	847,695
BPZ Resources Inc *	39,416	129,284
Bristow Group Inc	14,068	717,749
Cal Dive International Inc *	37,247	222,737
Callon Petroleum Co *	15,079	105,855
CAMAC Energy Inc *	21,101	28,064
Carrizo Oil & Gas Inc *	15,092	630,091
Cheniere Energy Inc *	27,236	249,482
Clayton Williams Energy Inc *	2,310	138,716
Clean Energy Fuels Corp *	19,439	255,623
Cloud Peak Energy Inc *	23,516	500,891
Complete Production Services Inc *	30,619	1,021,450
Comstock Resources Inc *	18,381	529,189
Contango Oil & Gas Co *	4,701	274,726
Crimson Exploration Inc *	7,334	26,036
Crosstex Energy Inc	15,892	189,115
CVR Energy Inc *	33,987	836,760
Dawson Geophysical Co *	3,103	105,967
Delek US Holdings Inc	5,609	88,061
DHT Holdings Inc	24,217	92,751
Dril-Quip Inc *	13,330	904,174
Endeavour International Corp *	14,276	215,139
Energy Partners Ltd *	11,307	167,457
Energy XXI Ltd * (Bermuda)	29,244	971,486
Evolution Petroleum Corp *	5,530	39,263
Exterran Holdings Inc *	24,539	486,608
Frontline Ltd (Bermuda)	19,869	292,869
FX Energy Inc *	20,174	177,128
Gastar Exploration Ltd * (Canada)	22,533	77,288
General Maritime Corp	44,358	59,883
Geokinetics Inc *	3,871	30,503
Georesources Inc *	7,724	173,713
Gevo Inc *	2,087	32,829
Global Geophysical Services Inc *	6,765	120,417
Global Industries Ltd *	39,459	216,235
GMX Resources Inc *	23,483	104,499
Golar LNG Ltd (Bermuda)	14,236	496,694
Goodrich Petroleum Corp *	10,143	186,733
Green Plains Renewable Energy Inc *	7,833	84,518
Gulf Island Fabrication Inc	5,623	181,510
Gulfmark Offshore Inc ‘A’ *	9,212	407,078
Gulfport Energy Corp *	15,061	447,161
Hallador Energy Co	1,095	10,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Harvest Natural Resources Inc *	13,295	$146,644
Helix Energy Solutions Group Inc *	41,141	681,295
Hercules Offshore Inc *	44,822	246,969
Hornbeck Offshore Services Inc *	8,884	244,310
Houston American Energy Corp	6,568	119,078
Hyperdynamics Corp *	60,066	258,284
ION Geophysical Corp *	51,044	482,876
Isramco Inc *	339	22,401
James River Coal Co *	13,660	284,401
Key Energy Services Inc *	48,435	871,830
Knightsbridge Tankers Ltd (Bermuda)	8,634	190,207
Kodiak Oil & Gas Corp * (Canada)	69,709	402,221
L&L Energy Inc *	8,426	43,225
Lufkin Industries Inc	11,813	1,016,509
Magnum Hunter Resources Corp *	43,119	291,484
Matrix Service Co *	10,380	138,884
McMoRan Exploration Co *	38,117	704,402
Miller Energy Resources Inc *	11,717	74,989
Mitcham Industries Inc *	3,754	64,944
Natural Gas Services Group Inc *	4,885	78,942
Newpark Resources Inc *	35,187	319,146
Nordic American Tanker Ltd (Bermuda)	18,402	418,461
Northern Oil & Gas Inc *	24,475	542,121
Oasis Petroleum Inc *	23,059	684,391
Overseas Shipholding Group Inc	10,339	278,533
OYO Geospace Corp *	1,700	170,000
Panhandle Oil & Gas Inc ‘A’	2,876	84,813
Parker Drilling Co *	45,410	265,648
Patriot Coal Corp *	35,379	787,537
Penn Virginia Corp	17,771	234,755
Petroleum Development Corp *	9,027	269,998
PetroQuest Energy Inc *	21,986	154,342
PHI Inc *	5,226	113,561
Pioneer Drilling Co *	21,161	322,494
Rentech Inc *	88,321	93,620
Resolute Energy Corp *	17,811	287,826
REX American Resources Corp *	2,771	45,999
Rex Energy Corp *	13,877	142,517
RigNet Inc *	2,033	34,561
Rosetta Resources Inc *	20,581	1,060,745
Scorpio Tankers Inc *	9,303	92,937
SemGroup Corp ‘A’ *	16,009	410,951
Ship Finance International Ltd (Bermuda)	17,612	317,368
Solazyme Inc *	4,176	95,923
Stone Energy Corp *	18,992	577,167
Swift Energy Co *	16,446	612,942
Syntroleum Corp *	29,210	42,939
Targa Resources Corp	6,402	214,211
Teekay Tankers Ltd ‘A’	16,137	151,688
Tesco Corp * (Canada)	11,764	228,339
TETRA Technologies Inc *	29,864	380,169
Triangle Petroleum Corp *	16,199	104,646
Union Drilling Inc *	5,551	57,120
Ur-Energy Inc * (Canada)	38,660	61,856
Uranerz Energy Corp *	24,607	74,313
Uranium Energy Corp *	28,206	86,310
Uranium Resources Inc *	35,698	59,616
USEC Inc *	45,138	150,761
Vaalco Energy Inc *	19,985	120,310
Vantage Drilling Co * (Cayman)	66,895	121,749
Venoco Inc *	11,386	145,058
Voyager Oil & Gas Inc *	17,490	51,945
W&T Offshore Inc	13,560	354,187
Warren Resources Inc *	28,156	107,274
Western Refining Inc *	20,512	370,652
Westmoreland Coal Co *	3,611	64,095
Willbros Group Inc *	15,347	131,063
World Fuel Services Corp	27,447	986,171
Zion Oil & Gas Inc *	9,122	54,276

		34,266,214

Financials - 20.2%

1st Source Corp	6,144	127,427
1st United Bancorp Inc *	10,254	63,780
Abington Bancorp Inc	8,497	88,624
Acadia Realty Trust REIT	15,902	323,288
Advance America Cash Advance Centers Inc	21,691	149,451
Agree Realty Corp REIT	3,910	87,310
Alexander’s Inc REIT	806	319,982
Alliance Financial Corp	2,082	63,563
Alterra Capital Holdings Ltd (Bermuda)	35,005	780,611
American Assets Trust Inc REIT	12,683	284,733
American Campus Communities Inc REIT	26,384	937,160
American Equity Investment Life Holding Co	23,319	296,384
American Safety Insurance Holdings Ltd * (Bermuda)	4,151	79,450
Ameris Bancorp *	9,678	85,844
AMERISAFE Inc *	7,241	163,791
Ames National Corp	3,555	64,559
AmTrust Financial Services Inc	9,240	210,487
Anworth Mortgage Asset Corp REIT	48,415	363,597
Apollo Commercial Real Estate Finance Inc REIT	7,362	118,675
Apollo Investment Corp	76,446	780,514
Argo Group International Holdings Ltd (Bermuda)	10,646	316,399
Arlington Asset Investment Corp ‘A’	2,376	74,583
ARMOUR Residential REIT Inc	18,619	136,850
Arrow Financial Corp	4,104	100,425
Artio Global Investors Inc	12,214	138,018
Ashford Hospitality Trust Inc REIT	18,089	225,208
Associated Estates Realty Corp REIT	16,402	266,533
Astoria Financial Corp	33,941	434,105
Avatar Holdings Inc *	3,596	54,695
Baldwin & Lyons Inc ‘B’	3,536	81,929
BancFirst Corp	2,790	107,694
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	11,062	191,594
Bancorp Rhode Island Inc	1,334	60,457
BancorpSouth Inc	32,015	397,306
Bank Mutual Corp	19,024	69,818
Bank of Kentucky Financial Corp	1,902	42,358
Bank of Marin Bancorp	2,296	81,210
Bank of the Ozarks Inc	5,436	282,998
BankFinancial Corp	8,973	76,001
Banner Corp	6,282	109,935
Beneficial Mutual Bancorp Inc *	13,755	112,997
Berkshire Hills Bancorp Inc	6,383	142,915
BGC Partners Inc ‘A’	29,092	224,881
BioMed Realty Trust Inc REIT	50,993	981,105
BlackRock Kelso Capital Corp	24,681	221,389
BofI Holding Inc *	3,048	43,922
Boston Private Financial Holdings Inc	30,596	201,322
Bridge Bancorp Inc	3,013	64,117
Bridge Capital Holdings *	2,822	31,268
Brookline Bancorp Inc	15,527	143,935
Bryn Mawr Bank Corp	4,230	85,658
Calamos Asset Management Inc ‘A’	7,508	109,016
California First National Bancorp	369	5,653
Camden National Corp	3,198	104,926
Campus Crest Communities Inc REIT	11,966	154,840
Cape Bancorp Inc *	3,596	35,960
Capital Bank Corp *	4,466	15,586
Capital City Bank Group Inc	4,912	50,397
Capital Southwest Corp	1,158	106,849
CapLease Inc REIT	26,655	130,876
Capstead Mortgage Corp REIT	29,492	395,193
Cardinal Financial Corp	11,818	129,407
Cascade Bancorp *	2,019	20,392
Cash America International Inc	11,424	661,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Cathay General Bancorp	30,702	$503,206
CBL & Associates Properties Inc REIT	57,464	1,041,822
Cedar Shopping Centers Inc REIT	22,282	114,752
Center Bancorp Inc	3,678	38,398
Center Financial Corp *	14,390	91,377
Centerstate Banks Inc	11,185	77,400
Central Pacific Financial Corp *	5,518	77,252
Century Bancorp Inc ‘A’	879	23,258
Charter Financial Corp	1,789	17,711
Chatham Lodging Trust REIT	5,626	90,635
Chemical Financial Corp	10,487	196,736
Chesapeake Lodging Trust REIT	11,754	200,523
CIFC Deerfield Corp *	3,914	26,811
Citizens & Northern Corp	5,037	75,908
Citizens Inc *	15,105	103,016
City Holding Co	6,122	202,210
Clifton Savings Bancorp Inc	2,318	25,591
CNB Financial Corp	4,744	65,894
CNO Financial Group Inc *	86,060	680,735
CoBiz Financial Inc	13,411	87,708
Cogdell Spencer Inc REIT	18,287	109,539
Cohen & Steers Inc	6,984	231,520
Colonial Properties Trust REIT	32,230	657,492
Colony Financial Inc REIT	12,308	222,406
Columbia Banking System Inc	15,509	267,065
Community Bank System Inc	14,242	353,059
Community Trust Bancorp Inc	5,637	156,258
Compass Diversified Holdings	15,575	256,832
Consolidated-Tomoka Land Co	1,757	50,250
Coresite Realty Corp REIT	7,785	127,674
Cousins Properties Inc REIT	35,975	307,227
Cowen Group Inc ‘A’ *	26,634	100,144
Crawford & Co ‘B’	9,379	66,310
Credit Acceptance Corp *	2,572	217,257
CreXus Investment Corp REIT	21,236	235,932
CVB Financial Corp	35,162	325,249
Cypress Sharpridge Investments Inc REIT	31,712	406,231
Danvers Bancorp Inc	8,034	174,900
DCT Industrial Trust Inc REIT	94,483	494,146
Delphi Financial Group Inc ‘A’	18,757	547,892
Diamond Hill Investment Group Inc	1,038	84,379
DiamondRock Hospitality Co REIT	65,176	699,338
Dime Community Bancshares Inc	11,820	171,863
Dollar Financial Corp *	16,876	365,365
Donegal Group Inc ‘A’	3,481	44,557
Doral Financial Corp *	48,162	94,398
Duff & Phelps Corp ‘A’	11,738	150,599
DuPont Fabros Technology Inc REIT	22,670	571,284
Dynex Capital Inc REIT	14,766	142,935
Eagle Bancorp Inc *	6,902	91,797
EastGroup Properties Inc REIT	10,605	450,819
Edelman Financial Group Inc	8,430	66,513
Education Realty Trust Inc REIT	27,962	239,634
eHealth Inc *	8,499	113,547
EMC Insurance Group Inc	1,933	36,920
Employers Holdings Inc	15,044	252,288
Encore Bancshares Inc *	2,745	32,995
Encore Capital Group Inc *	6,229	191,355
Enstar Group Ltd * (Bermuda)	2,689	280,974
Enterprise Bancorp Inc	1,797	27,081
Enterprise Financial Services Corp	6,511	88,094
Entertainment Properties Trust REIT	18,171	848,586
Epoch Holding Corp	5,786	103,280
Equity Lifestyle Properties Inc REIT	9,918	619,280
Equity One Inc REIT	20,297	378,336
ESB Financial Corp	5,187	67,016
ESSA Bancorp Inc	5,159	64,075
Evercore Partners Inc ‘A’	7,601	253,265
Excel Trust Inc REIT	7,086	78,159
Extra Space Storage Inc REIT	36,521	778,993
Ezcorp Inc ‘A’ *	18,261	649,635
F.N.B. Corp	49,210	509,323
FBL Financial Group Inc ‘A’	5,040	162,036
FBR Capital Markets Corp *	20,447	69,520
Federal Agricultural Mortgage Corp ‘C’	3,685	81,512
FelCor Lodging Trust Inc REIT *	48,627	259,182
Fifth Street Finance Corp	25,756	298,770
Financial Engines Inc *	14,792	383,409
Financial Institutions Inc	5,462	89,686
First American Financial Corp	40,791	638,379
First Bancorp	6,257	64,072
First Busey Corp	29,153	154,219
First Cash Financial Services Inc *	12,180	511,438
First Commonwealth Financial Corp	40,210	230,805
First Community Bancshares Inc	6,488	90,832
First Defiance Financial Corp *	3,194	46,920
First Financial Bancorp	22,863	381,583
First Financial Bankshares Inc	12,238	421,599
First Financial Corp	4,489	146,970
First Financial Holdings Inc	6,776	60,781
First Industrial Realty Trust Inc REIT *	30,626	350,668
First Interstate Bancsystem Inc	5,996	88,381
First Merchants Corp	10,344	92,475
First Midwest Bancorp Inc	29,192	358,770
First Pactrust Bancorp Inc	2,938	43,659
First Potomac Realty Trust REIT	18,917	289,619
FirstMerit Corp	42,282	698,076
Flagstar Bancorp Inc *	73,318	87,248
Flagstone Reinsurance Holdings SA (Luxembourg)	20,006	168,651
Flushing Financial Corp	12,590	163,670
Forestar Group Inc *	13,840	227,391
Fortegra Financial Corp *	1,773	13,900
Fox Chase Bancorp Inc	5,193	70,365
FPIC Insurance Group Inc *	3,280	136,710
Franklin Financial Corp *	5,105	61,566
Franklin Street Properties Corp REIT	27,769	358,498
FXCM Inc ‘A’	6,923	68,676
Gain Capital Holdings Inc *	2,613	17,795
GAMCO Investors Inc ‘A’	2,687	124,381
German American Bancorp Inc	5,165	85,636
Getty Realty Corp REIT	9,868	248,970
GFI Group Inc	27,299	125,302
Glacier Bancorp Inc	28,224	380,460
Gladstone Capital Corp	8,576	79,242
Gladstone Commercial Corp REIT	4,301	74,536
Gladstone Investment Corp	9,165	65,438
Gleacher & Co Inc *	31,166	63,579
Glimcher Realty Trust REIT	39,095	371,403
Global Indemnity PLC * (Ireland)	5,326	118,131
Golub Capital BDC Inc	3,543	52,897
Government Properties Income Trust REIT	11,682	315,648
Great Southern Bancorp Inc	4,177	79,154
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,947	287,797
Hallmark Financial Services Inc *	4,006	31,527
Hampton Roads Bankshares Inc *	3,697	36,600
Hancock Holding Co	20,356	630,629
Hanmi Financial Corp *	55,580	59,471
Harleysville Group Inc	4,484	139,766
Harris & Harris Group Inc *	12,503	64,140
Hatteras Financial Corp REIT	28,889	815,536
Healthcare Realty Trust Inc REIT	27,972	577,062
Heartland Financial USA Inc	5,578	81,160
Hercules Technology Growth Capital Inc	16,908	177,872
Heritage Commerce Corp *	7,269	37,145
Heritage Financial Corp	5,628	72,770
Hersha Hospitality Trust REIT	54,056	301,092
HFF Inc ‘A’ *	11,122	167,831
Highwoods Properties Inc REIT	28,069	929,926
Hilltop Holdings Inc *	15,793	139,610

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Home BancShares Inc	9,010	$212,996
Home Federal Bancorp Inc	6,977	76,677
Home Properties Inc REIT	15,100	919,288
Horace Mann Educators Corp	15,342	239,489
Hudson Pacific Properties Inc REIT	7,932	123,184
Hudson Valley Holding Corp	5,673	109,546
IBERIABANK Corp	10,530	606,949
ICG Group Inc *	14,548	177,922
Imperial Holdings Inc *	6,536	66,406
Independence Holding Co	2,326	24,283
Independent Bank Corp	8,452	221,865
Infinity Property & Casualty Corp	4,754	259,854
Inland Real Estate Corp REIT	30,590	270,110
International Bancshares Corp	20,758	347,281
INTL FCStone Inc *	5,231	126,643
Invesco Mortgage Capital Inc REIT	27,743	586,210
Investment Technology Group Inc *	16,104	225,778
Investors Bancorp Inc *	18,345	260,499
Investors Real Estate Trust REIT	32,114	278,107
iStar Financial Inc REIT *	36,014	292,074
JMP Group Inc	6,198	43,572
Kansas City Life Insurance Co	1,647	51,304
KBW Inc	14,105	263,764
Kearny Financial Corp	6,167	56,181
Kennedy-Wilson Holdings Inc	9,087	111,316
Kilroy Realty Corp REIT	22,742	898,082
Kite Realty Group Trust REIT	22,713	113,111
Knight Capital Group Inc ‘A’ *	39,084	430,706
Kohlberg Capital Corp	6,838	54,362
Ladenburg Thalmann Financial Services Inc *	41,067	56,672
Lakeland Bancorp Inc	9,049	90,309
Lakeland Financial Corp	6,563	146,092
LaSalle Hotel Properties REIT	33,058	870,748
Lexington Realty Trust REIT	46,067	420,592
LTC Properties Inc REIT	11,438	318,205
Maiden Holdings Ltd (Bermuda)	19,813	180,298
Main Street Capital Corp	7,673	145,403
MainSource Financial Group Inc	8,233	68,334
MarketAxess Holdings Inc	11,254	282,025
Marlin Business Services Corp *	3,585	45,350
MB Financial Inc	21,183	407,561
MCG Capital Corp	30,432	185,027
Meadowbrook Insurance Group Inc	20,889	207,010
Medallion Financial Corp	6,392	62,322
Medical Properties Trust Inc REIT	43,791	503,596
Medley Capital Corp	3,961	46,502
Merchants Bancshares Inc	2,251	55,082
Meridian Interstate Bancorp Inc *	4,084	55,910
Metro Bancorp Inc *	5,684	64,911
MF Global Holdings Ltd *	63,353	490,352
MFA Financial Inc REIT	137,301	1,103,900
MGIC Investment Corp *	72,979	434,225
Mid-America Apartment Communities Inc REIT	14,106	951,732
Midsouth Bancorp Inc	2,194	29,904
Mission West Properties Inc REIT	8,193	71,935
Monmouth Real Estate Investment Corp ‘A’ REIT	14,406	121,731
Montpelier Re Holdings Ltd (Bermuda)	24,213	435,834
MPG Office Trust Inc REIT *	18,267	52,244
MVC Capital Inc	9,677	128,027
Nara Bancorp Inc *	15,159	123,243
National Bankshares Inc	3,009	75,345
National Financial Partners Corp *	17,209	198,592
National Health Investors Inc REIT	9,537	423,729
National Interstate Corp	2,886	66,089
National Penn Bancshares Inc	48,495	384,565
National Retail Properties Inc REIT	33,024	809,418
National Western Life Insurance Co ‘A’	848	135,231
NBT Bancorp Inc	13,549	299,839
Nelnet Inc ‘A’	10,074	222,232
Netspend Holdings Inc *	11,703	117,030
New Mountain Finance Corp *	2,819	35,801
Newcastle Investment Corp REIT	30,635	177,070
NewStar Financial Inc *	10,809	115,440
NGP Capital Resources Co	8,812	72,258
Nicholas Financial Inc (Canada) *	3,386	40,226
Northfield Bancorp Inc	7,264	102,132
NorthStar Realty Finance Corp REIT	36,760	148,143
Northwest Bancshares Inc	41,691	524,473
OceanFirst Financial Corp	6,215	80,484
Ocwen Financial Corp *	29,035	370,487
Old National Bancorp	37,066	400,313
Omega Healthcare Investors Inc REIT	39,613	832,269
OmniAmerican Bancorp Inc *	4,995	74,775
One Liberty Properties Inc REIT	4,057	62,640
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	7,852	105,138
Oppenheimer Holdings Inc ‘A’	4,074	114,928
optionsXpress Holdings Inc	16,695	278,473
Oriental Financial Group Inc	17,807	229,532
Oritani Financial Corp	22,176	283,631
Orrstown Financial Services Inc	2,917	76,746
Pacific Capital Bancorp NA *	1,493	47,462
Pacific Continental Corp	7,835	71,690
PacWest Bancorp	11,909	244,968
Park National Corp	5,020	330,617
Park Sterling Corp *	10,215	50,666
Parkway Properties Inc REIT	8,716	148,695
Pebblebrook Hotel Trust REIT	19,387	391,424
PennantPark Investment Corp	17,450	195,615
Penns Woods Bancorp Inc	1,819	62,501
Pennsylvania REIT	21,765	341,711
PennyMac Mortgage Investment Trust REIT	7,931	131,417
Peoples Bancorp Inc	4,431	49,937
PHH Corp *	21,824	447,828
PICO Holdings Inc *	8,890	257,810
Pinnacle Financial Partners Inc *	13,436	209,064
Piper Jaffray Cos *	6,172	177,815
Platinum Underwriters Holdings Ltd (Bermuda)	14,430	479,653
Portfolio Recovery Associates Inc *	6,651	563,938
Post Properties Inc REIT	19,380	789,929
Potlatch Corp REIT	15,656	552,187
Presidential Life Corp	8,633	90,129
Primerica Inc	12,976	285,083
Primus Guaranty Ltd * (Bermuda)	8,655	45,439
PrivateBancorp Inc	23,240	320,712
ProAssurance Corp *	11,815	827,050
Prospect Capital Corp	37,695	381,096
Prosperity Bancshares Inc	18,250	799,715
Provident Financial Services Inc	23,804	340,873
Provident New York Bancorp	15,519	129,739
PS Business Parks Inc REIT	7,250	399,475
Pzena Investment Management Inc ‘A’	2,749	15,614
Radian Group Inc	51,840	219,283
RAIT Financial Trust REIT	43,627	91,617
Ramco-Gershenson Properties Trust REIT	15,290	189,290
Redwood Trust Inc REIT	30,712	464,365
Renasant Corp	9,737	141,089
Republic Bancorp Inc ‘A’	3,929	78,187
Resource Capital Corp REIT	27,097	171,253
Retail Opportunity Investments Corp REIT	16,516	177,712
RLI Corp	7,016	434,431
RLJ Lodging Trust REIT	10,195	177,087
Rockville Financial Inc	10,856	107,474
Roma Financial Corp	1,874	19,677
S&T Bancorp Inc	10,744	199,731
S.Y. Bancorp Inc	4,978	115,739
Sabra Healthcare REIT Inc	9,956	166,365
Safeguard Scientifics Inc *	8,150	153,872

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Safety Insurance Group Inc	4,810	$202,212
Sandy Spring Bancorp Inc	9,579	172,326
Saul Centers Inc REIT	2,840	111,811
SCBT Financial Corp	5,605	160,751
SeaBright Holdings Inc	8,196	81,140
Seacoast Banking Corp of Florida *	26,076	39,114
Selective Insurance Group Inc	21,049	342,467
Sierra Bancorp	4,542	51,415
Signature Bank *	16,156	924,123
Simmons First National Corp ‘A’	6,998	179,569
Solar Capital Ltd	13,794	340,574
Solar Senior Capital Ltd	2,789	50,063
Southside Bancshares Inc	6,700	132,995
Southwest Bancorp Inc *	7,852	76,871
Sovran Self Storage Inc REIT	10,810	443,210
STAG Industrial Inc REIT	5,430	66,518
Starwood Property Trust Inc REIT	36,263	743,754
State Auto Financial Corp	5,820	101,443
State Bancorp Inc	6,185	82,508
State Bank Financial Corp *	11,936	195,392
StellarOne Corp	9,332	113,011
Sterling Bancorp	11,907	112,997
Sterling Bancshares Inc	39,483	322,181
Sterling Financial Corp *	10,156	163,207
Stewart Information Services Corp	7,231	72,527
Stifel Financial Corp *	20,829	746,928
Strategic Hotels & Resorts Inc REIT *	67,520	478,042
Suffolk Bancorp	3,982	55,589
Summit Hotel Properties Inc REIT	10,859	123,250
Sun Bancorp Inc *	13,582	49,574
Sun Communities Inc REIT	8,393	313,143
Sunstone Hotel Investors Inc REIT *	46,043	426,819
Susquehanna Bancshares Inc	50,774	406,192
SVB Financial Group *	16,657	994,589
SWS Group Inc	11,980	71,760
Symetra Financial Corp	25,377	340,813
Tanger Factory Outlet Centers Inc REIT	31,410	840,846
Taylor Capital Group Inc *	3,543	28,911
Tejon Ranch Co *	5,530	188,573
Terreno Realty Corp REIT	4,274	72,701
Territorial Bancorp Inc	5,056	104,760
Texas Capital Bancshares Inc *	14,539	375,542
The Bancorp Inc *	11,205	117,092
The First Bancorp Inc	4,004	59,499
The First Marblehead Corp *	22,727	40,227
The First of Long Island Corp	2,945	82,136
The Navigators Group Inc *	5,153	242,191
The Phoenix Cos Inc *	45,791	112,646
The PMI Group Inc *	58,103	62,170
THL Credit Inc	4,074	52,962
TICC Capital Corp	12,407	119,107
Tompkins Financial Corp	3,314	130,041
Tower Bancorp Inc	3,961	108,531
Tower Group Inc	14,309	340,840
TowneBank	9,596	128,394
Triangle Capital Corp	7,153	132,044
TriCo Bancshares	5,879	85,833
Trustco Bank Corp NY	31,542	154,556
Trustmark Corp	24,776	580,006
Two Harbors Investment Corp REIT	34,247	368,155
U-Store-It Trust REIT	38,801	408,187
UMB Financial Corp	12,377	518,349
UMH Properties Inc REIT	5,674	60,712
Umpqua Holdings Corp	44,806	518,405
Union First Market Bankshares Corp	8,077	98,378
United Bankshares Inc	15,589	381,619
United Community Banks Inc *	8,335	88,018
United Financial Bancorp Inc	6,940	107,084
United Fire & Casualty Co	8,540	148,340
Universal Health Realty Income Trust REIT	4,795	191,704
Universal Insurance Holdings Inc	6,431	30,033
Univest Corp of Pennsylvania	6,907	107,956
Urstadt Biddle Properties Inc ‘A’ REIT	9,277	168,006
ViewPoint Financial Group	13,257	182,947
Virginia Commerce Bancorp Inc *	9,741	57,569
Virtus Investment Partners Inc *	2,163	131,294
Walker & Dunlop Inc *	3,921	52,149
Walter Investment Management Corp REIT	10,143	225,073
Washington Banking Co	6,426	84,952
Washington REIT	25,662	834,528
Washington Trust Bancorp Inc	5,788	132,950
Webster Financial Corp	28,049	589,590
WesBanco Inc	9,168	180,243
West Bancorp Inc	6,852	60,366
West Coast Bancorp *	7,688	128,851
Westamerica Bancorp	11,292	556,131
Western Alliance Bancorp *	26,767	190,046
Westfield Financial Inc	11,911	96,717
Westwood Holdings Group Inc	2,584	98,450
Whitestone REIT ‘B’	2,518	32,029
Wilshire Bancorp Inc *	21,642	63,627
Winthrop Realty Trust REIT	10,312	123,125
Wintrust Financial Corp	13,549	436,007
World Acceptance Corp *	6,166	404,305
WSFS Financial Corp	2,499	99,085

		100,478,762

Health Care - 12.2%

Abaxis Inc *	8,783	239,337
ABIOMED Inc *	12,368	200,362
Accretive Health Inc *	15,450	444,806
Accuray Inc *	26,246	210,230
Achillion Pharmaceuticals Inc *	15,273	113,631
Acorda Therapeutics Inc *	15,319	494,957
Acura Pharmaceuticals Inc *	3,889	15,050
Aegerion Pharmaceuticals Inc *	2,854	44,951
Affymax Inc *	13,686	94,023
Affymetrix Inc *	27,455	217,718
Air Methods Corp *	4,404	329,155
Akorn Inc *	22,075	154,525
Albany Molecular Research Inc *	8,935	42,977
Align Technology Inc *	23,921	545,399
Alimera Sciences Inc *	3,999	32,592
Alkermes Inc *	37,011	688,405
Alliance HealthCare Services Inc *	10,204	38,775
Allos Therapeutics Inc *	31,038	66,421
Almost Family Inc *	3,214	88,064
Alnylam Pharmaceuticals Inc *	14,453	135,425
Alphatec Holdings Inc *	21,178	73,699
AMAG Pharmaceuticals Inc *	8,293	155,908
Amedisys Inc *	11,486	305,872
American Dental Partners Inc *	6,202	80,378
Amicus Therapeutics Inc *	5,539	32,902
AMN Healthcare Services Inc *	15,276	127,096
Ampio Pharmaceuticals Inc *	7,277	56,688
AmSurg Corp *	12,236	319,727
Anacor Pharmaceuticals Inc *	3,736	24,135
Analogic Corp	4,880	256,639
AngioDynamics Inc *	9,770	139,027
Antares Pharma Inc *	32,649	72,154
Anthera Pharmaceuticals Inc *	6,422	52,468
Ardea Biosciences Inc *	6,482	165,032
Arena Pharmaceuticals Inc *	56,018	76,184
ARIAD Pharmaceuticals Inc *	51,253	580,696
ArQule Inc *	20,840	130,250
Array BioPharma Inc *	23,306	52,205
ArthroCare Corp *	10,615	355,284
Assisted Living Concepts Inc ‘A’	7,661	128,552
athenahealth Inc *	13,554	557,069
AtriCure Inc *	5,145	66,371

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Atrion Corp	621	$122,834
Auxilium Pharmaceuticals Inc *	18,519	362,972
AVANIR Pharmaceuticals Inc ‘A’ *	47,970	161,179
AVEO Pharmaceuticals Inc *	10,212	210,469
AVI BioPharma Inc *	53,295	76,212
Bacterin International Holdings Inc *	7,492	21,277
BG Medicine Inc *	2,277	18,125
Bio-Reference Labs Inc *	9,567	199,950
BioCryst Pharmaceuticals Inc *	11,488	43,884
Biolase Technology Inc *	10,875	55,898
BioMimetic Therapeutics Inc *	7,238	37,059
Biosante Pharmaceuticals Inc *	36,795	101,186
BioScrip Inc *	15,924	103,347
BioSpecifics Technologies Corp *	1,723	38,595
Biotime Inc *	9,111	46,739
Cadence Pharmaceuticals Inc *	14,635	134,642
Caliper Life Sciences Inc *	18,546	150,408
Cambrex Corp *	12,080	55,810
Cantel Medical Corp	5,160	138,856
Capital Senior Living Corp *	10,919	101,438
CardioNet Inc *	8,593	45,629
Cardiovascular Systems Inc *	4,995	72,727
Cell Therapeutics Inc *	64,292	101,260
Celldex Therapeutics Inc *	16,200	57,510
Centene Corp *	19,387	688,820
Cepheid Inc *	24,025	832,226
Cerus Corp *	19,120	57,360
Chelsea Therapeutics International Ltd *	20,601	105,065
Chemed Corp	8,207	537,723
Chindex International Inc *	4,678	63,714
Cleveland Biolabs Inc *	8,802	30,015
Codexis Inc *	9,183	88,432
Columbia Laboratories Inc *	27,754	85,760
Complete Genomics Inc *	3,754	57,361
Computer Programs & Systems Inc	4,265	270,742
Conceptus Inc *	12,233	142,759
CONMED Corp *	11,026	314,020
Continucare Corp *	10,744	66,398
Corcept Therapeutics Inc *	15,161	60,492
Cornerstone Therapeutics Inc *	2,421	21,692
Corvel Corp *	2,494	116,969
Cross Country Healthcare Inc *	11,250	85,500
CryoLife Inc *	11,276	63,146
Cubist Pharmaceuticals Inc *	23,246	836,624
Curis Inc *	30,141	107,905
Cyberonics Inc *	11,039	308,540
Cynosure Inc ‘A’ *	3,955	47,856
Cytori Therapeutics Inc *	19,029	91,149
Delcath Systems Inc *	16,762	86,492
Depomed Inc *	21,010	171,862
DexCom Inc *	25,948	375,987
DURECT Corp *	32,632	66,243
Dusa Pharmaceuticals Inc *	9,184	57,124
Dyax Corp *	39,258	77,731
Dynavax Technologies Corp *	45,110	124,053
DynaVox Inc ‘A’ *	3,120	23,712
Emergent BioSolutions Inc *	9,341	210,640
Emeritus Corp *	11,750	249,688
Endocyte Inc *	5,369	76,884
Endologix Inc *	19,179	178,365
Enzo Biochem Inc *	14,504	61,642
Enzon Pharmaceuticals Inc *	16,223	163,041
ePocrates Inc *	2,357	43,463
eResearchTechnology Inc *	19,413	123,661
Exact Sciences Corp *	20,129	173,109
Exactech Inc *	3,426	61,702
ExamWorks Group Inc *	10,397	263,980
Exelixis Inc *	49,686	445,187
Five Star Quality Care Inc *	12,523	72,759
Fluidigm Corp *	2,375	39,829
Furiex Pharmaceuticals Inc *	3,705	65,912
Genomic Health Inc *	6,531	182,280
Gentiva Health Services Inc *	11,951	248,939
Geron Corp *	50,208	201,334
Greatbatch Inc *	9,072	243,311
GTx Inc *	6,540	31,327
Haemonetics Corp *	9,906	637,649
Halozyme Therapeutics Inc *	31,743	219,344
Hanger Orthopedic Group Inc *	12,893	315,492
Hansen Medical Inc *	17,741	60,497
Harvard Bioscience Inc *	7,932	42,278
HealthSouth Corp *	36,925	969,281
HealthSpring Inc *	26,278	1,211,679
HealthStream Inc *	5,758	76,409
Healthways Inc *	13,250	201,135
HeartWare International Inc *	4,642	343,879
Hi-Tech Pharmacal Co Inc *	4,075	117,890
HMS Holdings Corp *	10,942	841,112
ICU Medical Inc *	4,655	203,424
Idenix Pharmaceuticals Inc *	20,957	104,785
Immucor Inc *	23,537	480,626
ImmunoGen Inc *	29,393	358,301
Immunomedics Inc *	25,977	105,726
Impax Laboratories Inc *	25,428	554,076
Incyte Corp Ltd *	34,345	650,494
Infinity Pharmaceuticals Inc *	6,743	55,697
Inhibitex Inc *	24,032	94,205
Insmed Inc *	9,366	112,298
Insulet Corp *	17,800	394,626
Integra LifeSciences Holdings Corp *	8,090	386,783
InterMune Inc *	18,994	680,935
Invacare Corp	11,127	369,305
IPC The Hospitalist Co Inc *	6,374	295,435
IRIS International Inc *	6,767	67,602
Ironwood Pharmaceuticals Inc ‘A’ *	19,339	304,009
Isis Pharmaceuticals Inc *	38,793	355,344
ISTA Pharmaceuticals Inc *	9,948	76,052
Jazz Pharmaceuticals Inc *	8,567	285,709
Kendle International Inc *	5,879	88,655
Kensey Nash Corp *	3,293	83,082
Keryx Biopharmaceuticals Inc *	26,581	125,728
Kindred Healthcare Inc *	20,112	431,805
KV Pharmaceutical Co ‘A’ *	19,871	54,049
Landauer Inc	3,693	227,452
Lannett Co Inc *	5,699	28,381
Lexicon Pharmaceuticals Inc *	67,756	119,251
LHC Group Inc *	6,109	140,874
Ligand Pharmaceuticals Inc ‘B’ *	7,798	93,186
Luminex Corp *	14,748	308,233
Magellan Health Services Inc *	12,429	680,363
MAKO Surgical Corp *	12,456	370,317
MannKind Corp *	30,369	115,402
MAP Pharmaceuticals Inc *	8,423	134,515
Masimo Corp	20,380	604,878
Maxygen Inc	12,169	66,564
MedAssets Inc *	18,598	248,469
MedCath Corp *	8,021	109,005
Medical Action Industries Inc *	6,528	53,203
Medicis Pharmaceutical Corp ‘A’	23,959	914,515
Medidata Solutions Inc *	8,237	196,617
Medivation Inc *	12,218	261,832
MedQuist Holdings Inc *	12,004	155,092
Medtox Scientific Inc	2,545	44,461
Merge Healthcare Inc *	20,445	106,314
Meridian Bioscience Inc	15,972	385,085
Merit Medical Systems Inc *	14,126	253,844
Metabolix Inc *	13,037	93,084
Metropolitan Health Networks Inc *	16,369	78,408
Micromet Inc *	35,710	204,975
Molina Healthcare Inc *	10,788	292,571

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Momenta Pharmaceuticals Inc *	17,942	$349,151
MWI Veterinary Supply Inc *	4,887	394,723
Nabi Biopharmaceuticals *	17,055	91,756
National Healthcare Corp	3,831	189,903
National Research Corp	540	19,726
Natus Medical Inc *	11,353	171,998
Nektar Therapeutics *	44,431	323,013
Neogen Corp *	9,045	408,924
Neoprobe Corp *	34,056	113,066
Neostem Inc *	13,337	19,739
Neurocrine Biosciences Inc *	19,436	156,460
Novavax Inc *	38,139	77,041
NPS Pharmaceuticals Inc *	33,241	314,127
NuVasive Inc *	15,398	506,286
NxStage Medical Inc *	17,235	358,833
Nymox Pharmaceutical Corp * (Canada)	6,997	58,425
Obagi Medical Products Inc *	7,613	71,791
Omnicell Inc *	12,948	201,859
OncoGenex Pharmaceutical Inc *	3,597	61,257
Oncothyreon Inc *	15,986	146,911
Onyx Pharmaceuticals Inc *	24,584	867,815
Opko Health Inc *	41,569	153,390
Optimer Pharmaceuticals Inc *	17,858	212,332
OraSure Technologies Inc *	18,337	156,415
Orexigen Therapeutics Inc *	14,921	23,724
Orthofix International NV * (Netherlands)	7,021	298,182
Osiris Therapeutics Inc *	6,803	52,655
Owens & Minor Inc	24,536	846,247
Pacific Biosciences of California Inc *	12,822	150,017
Pacira Pharmaceuticals Inc *	1,801	21,612
Pain Therapeutics Inc *	14,575	56,405
Palomar Medical Technologies Inc *	7,576	85,457
Par Pharmaceutical Cos Inc *	14,066	463,897
PAREXEL International Corp *	22,865	538,699
PDL BioPharma Inc	54,538	320,138
Peregrine Pharmaceuticals Inc *	27,293	50,765
Pernix Therapeutics Holdings *	973	8,280
Pharmacyclics Inc *	17,883	186,699
PharmAthene Inc *	13,403	39,405
PharMerica Corp *	11,428	145,821
POZEN Inc *	10,559	44,348
Progenics Pharmaceuticals Inc *	11,741	84,300
PSS World Medical Inc *	21,527	602,971
Quality Systems Inc	7,512	655,798
Questcor Pharmaceuticals Inc *	20,666	498,051
Quidel Corp *	10,892	165,014
RadNet Inc *	11,262	49,553
Raptor Pharmaceutical Corp *	12,336	76,360
Rigel Pharmaceuticals Inc *	26,460	242,638
Rockwell Medical Technologies Inc *	6,060	77,810
RTI Biologics Inc *	22,077	59,829
Rural/Metro Corp *	7,135	123,007
Sagent Pharmaceuticals Inc *	2,515	67,855
Salix Pharmaceuticals Ltd *	22,675	903,145
Sangamo Biosciences Inc *	20,015	117,888
Santarus Inc *	21,292	71,754
Savient Pharmaceuticals Inc *	27,668	207,233
SciClone Pharmaceuticals Inc *	12,935	78,127
Seattle Genetics Inc *	37,445	768,371
Select Medical Holdings Corp *	17,550	155,669
Sequenom Inc *	42,619	321,773
SIGA Technologies Inc *	13,511	131,597
Skilled Healthcare Group Inc ‘A’ *	7,588	71,782
Solta Medical Inc *	24,159	66,679
SonoSite Inc *	5,402	189,988
Spectranetics Corp *	13,342	82,987
Spectrum Pharmaceuticals Inc *	20,313	188,200
Staar Surgical Co *	14,272	75,642
Stereotaxis Inc *	16,193	56,837
STERIS Corp	22,961	803,176
Sucampo Pharmaceuticals Inc ‘A’ *	3,816	15,646
Sun Healthcare Group Inc *	9,800	78,596
Sunesis Pharmaceuticals Inc *	10,555	22,060
Sunrise Senior Living Inc *	22,353	213,024
SuperGen Inc *	22,432	66,847
SurModics Inc *	6,099	67,699
Symmetry Medical Inc *	14,293	128,208
Synergetics USA Inc *	7,860	43,309
Synovis Life Technologies Inc *	4,536	79,017
Synta Pharmaceuticals Corp *	8,417	42,338
Targacept Inc *	10,651	224,417
Team Health Holdings Inc *	10,252	230,773
The Ensign Group Inc	6,257	190,150
The Medicines Co *	20,976	346,314
The Providence Service Corp *	5,142	65,046
Theravance Inc *	26,772	594,606
Tornier NV * (Netherlands)	4,000	107,800
Transcend Services Inc *	3,485	102,424
Transcept Pharmaceuticals Inc *	1,801	19,721
Triple-S Management Corp ‘B’ *	7,656	166,365
Trius Therapeutics Inc *	2,188	17,329
U.S. Physical Therapy Inc	4,388	108,515
Unilife Corp *	21,208	109,857
Universal American Corp	12,315	134,849
Uroplasty Inc *	7,703	57,773
Vanda Pharmaceuticals Inc *	11,107	79,304
Vascular Solutions Inc *	6,817	84,531
Vical Inc *	28,157	116,007
ViroPharma Inc *	29,496	545,676
Vivus Inc *	31,915	259,788
Volcano Corp *	20,241	653,582
WellCare Health Plans Inc *	16,510	848,779
West Pharmaceutical Services Inc	12,957	566,998
Wright Medical Group Inc *	15,191	227,865
XenoPort Inc *	14,039	99,958
Young Innovations Inc	2,280	65,026
Zalicus Inc *	28,251	67,237
ZIOPHARM Oncology Inc *	22,902	140,160
Zogenix Inc *	3,837	15,386
Zoll Medical Corp *	8,510	482,177

		60,942,440

Industrials - 15.1%

3D Systems Corp *	16,204	319,381
A.O. Smith Corp	14,671	620,583
A123 Systems Inc *	34,811	185,195
AAON Inc	7,390	161,398
AAR Corp	15,411	417,484
ABM Industries Inc	20,461	477,560
Acacia Research Corp *	16,547	607,109
ACCO Brands Corp *	21,536	169,058
Accuride Corp *	15,454	195,184
Aceto Corp	10,640	71,394
Active Power Inc *	29,640	72,618
Actuant Corp ‘A’	26,616	714,107
Acuity Brands Inc	16,799	937,048
Aerovironment Inc *	6,589	232,921
Air Transport Services Group Inc *	21,100	144,535
Aircastle Ltd (Bermuda)	22,307	283,745
Alamo Group Inc	2,726	64,606
Alaska Air Group Inc *	13,905	951,936
Albany International Corp ‘A’	10,774	284,326
Allegiant Travel Co *	5,771	285,665
Altra Holdings Inc *	10,495	251,775
AMERCO *	3,345	321,622
Ameresco Inc ‘A’ *	6,618	93,843
American Railcar Industries Inc *	3,844	90,142
American Reprographics Co *	14,644	103,533
American Science & Engineering Inc	3,537	282,960
American Superconductor Corp *	17,435	157,612

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

American Woodmark Corp	3,814	$66,058
Ameron International Corp	3,559	233,755
Ampco-Pittsburgh Corp	3,410	79,965
APAC Customer Services Inc *	12,648	67,414
Apogee Enterprises Inc	11,021	141,179
Applied Industrial Technologies Inc	16,386	583,505
Argan Inc *	2,423	24,569
Arkansas Best Corp	9,897	234,856
Astec Industries Inc *	7,746	286,447
Astronics Corp *	3,729	114,853
AT Cross Co ‘A’ *	3,218	36,653
Atlas Air Worldwide Holdings Inc *	10,193	606,585
Avis Budget Group Inc *	40,752	696,452
AZZ Inc	4,901	224,466
Badger Meter Inc	5,870	217,131
Baltic Trading Ltd	6,580	37,769
Barnes Group Inc	21,011	521,283
Barrett Business Services Inc	3,227	46,211
Beacon Roofing Supply Inc *	17,850	407,337
Belden Inc	18,379	640,692
Blount International Inc *	18,965	331,319
Brady Corp ‘A’	18,439	591,154
Briggs & Stratton Corp	19,524	387,747
Broadwind Energy Inc *	43,783	63,485
Builders FirstSource Inc *	18,545	39,872
CAI International Inc *	4,754	98,218
Capstone Turbine Corp *	96,213	147,206
Cascade Corp	3,566	169,635
Casella Waste Systems Inc ‘A’ *	10,217	62,324
CBIZ Inc *	15,544	114,404
CDI Corp	5,126	68,125
Celadon Group Inc *	7,928	110,675
Cenveo Inc *	21,733	139,091
Ceradyne Inc *	9,677	377,306
Chart Industries Inc *	11,355	612,943
CIRCOR International Inc	6,715	287,603
CLARCOR Inc	19,549	924,277
Clean Harbors Inc *	9,125	942,156
Coleman Cable Inc *	3,086	45,333
Colfax Corp *	9,596	237,981
Columbus McKinnon Corp *	7,546	135,526
Comfort Systems USA Inc	14,854	157,601
Commercial Vehicle Group Inc *	11,094	157,424
Consolidated Graphics Inc *	3,526	193,754
CoStar Group Inc *	9,777	579,581
Courier Corp	4,306	47,581
Covenant Transportation Group Inc ‘A’ *	2,600	20,150
CRA International Inc *	4,295	116,352
Cubic Corp	6,142	313,181
Curtiss-Wright Corp	17,924	580,200
Deluxe Corp	19,999	494,175
DigitalGlobe Inc *	13,590	345,322
Dollar Thrifty Automotive Group Inc *	11,226	827,805
Douglas Dynamics Inc	6,994	110,435
Ducommun Inc	4,153	85,427
DXP Enterprises Inc *	3,435	87,077
Dycom Industries Inc *	13,739	224,495
Dynamic Materials Corp	5,221	117,055
Eagle Bulk Shipping Inc *	24,593	60,991
EMCOR Group Inc *	25,885	758,689
Encore Wire Corp	7,226	175,014
Ener1 Inc *	27,542	30,296
Energy Recovery Inc *	18,245	59,661
EnergySolutions Inc	31,208	154,168
EnerNOC Inc *	8,997	141,613
EnerSys *	19,429	668,746
Ennis Inc	10,222	177,863
EnPro Industries Inc *	8,028	385,906
ESCO Technologies Inc	10,346	380,733
Essex Rental Corp *	5,690	37,497
Esterline Technologies Corp *	11,796	901,214
Excel Maritime Carriers Ltd * (Liberia)	17,525	54,328
Exponent Inc *	5,484	238,609
Federal Signal Corp	24,447	160,372
Flow International Corp *	19,097	67,985
Force Protection Inc *	27,856	138,305
Forward Air Corp	11,426	386,085
Franklin Covey Co *	4,237	41,014
Franklin Electric Co Inc	9,043	424,569
FreightCar America Inc *	4,699	119,073
FTI Consulting Inc *	16,222	615,463
Fuel Tech Inc *	6,566	43,533
FuelCell Energy Inc *	47,401	62,095
Furmanite Corp *	14,588	115,829
G&K Services Inc ‘A’	7,258	245,756
Genco Shipping & Trading Ltd *	11,301	84,984
GenCorp Inc *	23,079	148,167
Generac Holdings Inc *	9,549	185,251
Genesee & Wyoming Inc ‘A’ *	15,318	898,248
GeoEye Inc *	8,644	323,286
Gibraltar Industries Inc *	11,909	134,810
Global Power Equipment Group Inc *	5,915	156,866
GP Strategies Corp *	6,000	81,960
Graham Corp	3,901	79,580
Granite Construction Inc	14,857	364,442
Great Lakes Dredge & Dock Co	22,973	128,189
Griffon Corp *	18,592	187,407
H&E Equipment Services Inc *	11,178	156,380
Hawaiian Holdings Inc *	19,755	112,604
Healthcare Services Group Inc	25,848	420,030
Heartland Express Inc	19,636	325,172
HEICO Corp	16,132	883,066
Heidrick & Struggles International Inc	6,949	157,325
Heritage-Crystal Clean Inc *	1,635	31,359
Herman Miller Inc	22,257	605,836
Hexcel Corp *	38,030	832,477
Higher One Holdings Inc *	11,726	221,856
Hill International Inc *	10,059	57,940
HNI Corp	17,381	436,611
Houston Wire & Cable Co	7,060	109,783
Hub Group Inc ‘A’ *	14,318	539,216
Hudson Highland Group Inc *	13,107	70,122
Hurco Cos Inc *	2,353	75,790
Huron Consulting Group Inc *	8,665	261,770
ICF International Inc *	7,538	191,314
II-VI Inc *	20,028	512,717
InnerWorkings Inc *	10,485	87,445
Insituform Technologies Inc ‘A’ *	15,253	319,855
Insperity Inc	8,777	259,887
Insteel Industries Inc	7,013	87,943
Interface Inc ‘A’	20,287	392,959
Interline Brands Inc *	12,979	238,424
International Shipholding Corp	2,281	48,540
Intersections Inc	3,390	61,698
JetBlue Airways Corp *	95,691	583,715
John Bean Technologies Corp	11,177	215,940
Kadant Inc *	4,812	151,626
Kaman Corp	10,223	362,610
Kaydon Corp	12,645	471,911
Kelly Services Inc ‘A’ *	10,379	171,254
Kforce Inc *	12,949	169,373
Kimball International Inc ‘B’	12,444	80,015
Knight Transportation Inc	23,478	398,891
Knoll Inc	18,616	373,623
Korn/Ferry International *	18,150	399,119
Kratos Defense & Security Solutions Inc *	9,064	110,218
Lawson Products Inc	1,020	20,063
Layne Christensen Co *	7,642	231,858
LB Foster Co ‘A’	3,746	123,281
Lindsay Corp	4,889	336,363

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
LMI Aerospace Inc *	3,620	$88,437
LSI Industries Inc	7,805	61,972
Lydall Inc *	6,860	82,046
M&F Worldwide Corp *	3,910	101,034
Marten Transport Ltd	6,152	132,883
MasTec Inc *	21,915	432,164
McGrath RentCorp	9,435	264,935
Meritor Inc *	36,712	588,860
Met-Pro Corp	6,191	70,454
Metalico Inc *	15,092	89,043
Michael Baker Corp *	3,179	67,140
Miller Industries Inc	4,594	85,862
Mine Safety Appliances Co	10,554	394,086
Mistras Group Inc *	5,822	94,316
Mobile Mini Inc *	14,356	304,204
Moog Inc ‘A’ *	17,618	766,735
Mueller Industries Inc	14,676	556,367
Mueller Water Products Inc ‘A’	60,698	241,578
Multi-Color Corp	4,535	111,969
MYR Group Inc *	7,867	184,088
NACCO Industries Inc ‘A’	2,253	218,135
National Presto Industries Inc	1,805	183,189
Navigant Consulting Inc *	20,102	210,870
NCI Building Systems Inc *	7,707	87,783
NN Inc *	6,343	94,891
Northwest Pipe Co *	3,670	95,640
Odyssey Marine Exploration Inc *	25,678	80,372
Old Dominion Freight Line Inc *	18,350	684,455
Omega Flex Inc *	530	7,436
On Assignment Inc *	14,523	142,761
Orbital Sciences Corp *	22,724	382,899
Orion Marine Group Inc *	10,622	99,953
Pacer International Inc *	13,800	65,136
Park-Ohio Holdings Corp *	3,114	65,830
Patriot Transportation Holding Inc *	2,211	49,460
Pike Electric Corp *	5,705	50,432
PMFG Inc *	6,894	136,846
Powell Industries Inc *	3,450	125,925
PowerSecure International Inc *	7,559	54,576
Preformed Line Products Co	883	62,852
Primoris Services Corp	10,200	131,580
Quad/Graphics Inc	9,672	375,854
Quality Distribution Inc *	5,596	72,860
Quanex Building Products Corp	14,773	242,129
RailAmerica Inc *	8,396	125,940
Raven Industries Inc	6,973	388,466
RBC Bearings Inc *	8,538	322,395
Republic Airways Holdings Inc *	18,048	98,542
Resources Connection Inc	18,120	218,165
Roadrunner Transportation Systems Inc *	3,668	55,313
Robbins & Myers Inc	15,338	810,613
Rollins Inc	24,637	502,102
RPX Corp *	3,617	101,385
RSC Holdings Inc *	26,177	313,077
Rush Enterprises Inc ‘A’ *	12,622	240,197
Saia Inc *	6,294	106,683
Satcon Technology Corp *	33,212	79,377
Sauer-Danfoss Inc *	4,510	227,259
Schawk Inc	4,643	76,888
School Specialty Inc *	6,395	92,024
Seaboard Corp	119	287,742
SeaCube Container Leasing Ltd (Bermuda)	4,084	70,163
SFN Group Inc *	19,813	180,100
Simpson Manufacturing Co Inc	16,041	479,145
SkyWest Inc	20,498	308,700
Spirit Airlines Inc *	5,882	70,525
Standard Parking Corp *	6,304	100,675
Standex International Corp	4,876	149,547
Steelcase Inc ‘A’	30,720	349,901
Sterling Construction Co Inc *	6,438	88,651
Sun Hydraulics Corp	5,213	249,181
Swift Transportation Co *	30,562	414,115
Swisher Hygiene Inc *	32,792	184,619
SYKES Enterprises Inc *	16,278	350,465
TAL International Group Inc	7,719	266,537
Taser International Inc *	23,978	109,100
Team Inc *	7,631	184,136
Tecumseh Products Co ‘A’ *	7,354	75,011
Teledyne Technologies Inc *	14,203	715,263
Tennant Co	7,493	299,195
Tetra Tech Inc *	24,235	545,288
Textainer Group Holdings Ltd (Bermuda)	4,360	134,026
The Advisory Board Co *	6,175	357,409
The Brink’s Co	18,129	540,788
The Corporate Executive Board Co	13,407	585,216
The Dolan Co *	11,985	101,513
The Geo Group Inc *	25,092	577,869
The Gorman-Rupp Co	5,972	196,718
The Greenbrier Cos Inc *	7,221	142,687
The Keyw Holding Corp *	6,794	84,178
The Middleby Corp *	7,245	681,320
Thermon Group Holdings Inc *	3,585	43,020
Titan International Inc	16,291	395,220
Titan Machinery Inc *	5,948	171,183
TMS International Corp ‘A’ *	4,756	62,066
TRC Cos Inc *	6,415	40,094
Tredegar Corp	9,372	171,976
Trex Co Inc *	6,084	148,936
Trimas Corp *	9,821	243,070
Triumph Group Inc	7,275	724,444
TrueBlue Inc *	17,276	250,156
Tutor Perini Corp	11,967	229,527
Twin Disc Inc	3,323	128,367
Ultrapetrol Bahamas Ltd * (Bahamas)	8,785	43,398
UniFirst Corp	5,407	303,819
United Capital Corp *	446	13,358
United Rentals Inc *	24,332	618,033
United Stationers Inc	17,845	632,248
UniTek Global Services Inc *	3,684	29,140
Universal Forest Products Inc	7,491	179,484
Universal Truckload Services Inc *	1,527	26,158
US Airways Group Inc *	62,912	560,546
US Ecology Inc	7,346	125,617
USG Corp *	27,539	394,909
Valence Technology Inc *	25,090	29,606
Viad Corp	7,962	177,473
Vicor Corp	7,743	125,204
VSE Corp	1,617	40,263
Wabash National Corp *	26,634	249,561
Watsco Inc	10,907	741,567
Watts Water Technologies Inc ‘A’	11,606	410,968
WCA Waste Corp *	5,341	30,764
Werner Enterprises Inc	17,088	428,054
Woodward Inc	23,857	831,655
Xerium Technologies Inc *	4,216	78,207
Zipcar Inc *	3,853	78,640

		75,060,068

Information Technology - 18.0%

Accelrys Inc *	21,781	154,863
ACI Worldwide Inc *	13,006	439,213
Actuate Corp *	14,451	84,538
Acxiom Corp *	31,291	410,225
ADTRAN Inc	25,034	969,066
Advanced Analogic Technologies Inc *	16,835	101,936
Advanced Energy Industries Inc *	16,706	247,082
Advent Software Inc *	12,762	359,506
Aeroflex Holding Corp *	7,523	136,542
Agilysys Inc *	6,614	55,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Alpha & Omega Semiconductor Ltd * (Bermuda)	5,181	$68,648
American Software Inc ‘A’	9,314	77,399
Amkor Technology Inc *	41,021	253,100
Amtech Systems Inc *	3,623	74,779
ANADIGICS Inc *	26,439	84,869
Anaren Inc *	5,934	126,097
Ancestry.com Inc *	12,260	507,441
Anixter International Inc	11,211	732,527
Applied Micro Circuits Corp *	24,741	219,205
ARRIS Group Inc *	48,088	558,302
Aruba Networks Inc *	33,080	977,514
Aspen Technology Inc *	32,720	562,130
ATMI Inc *	12,293	251,146
Aviat Networks Inc *	23,990	94,521
Avid Technology Inc *	11,563	217,847
Axcelis Technologies Inc *	41,716	68,414
AXT Inc *	12,540	106,339
Bel Fuse Inc ‘B’	4,195	90,990
Benchmark Electronics Inc *	23,575	388,987
BigBand Networks Inc *	18,096	39,268
Black Box Corp	6,940	217,014
Blackbaud Inc	17,330	480,388
Blackboard Inc *	13,602	590,191
Blue Coat Systems Inc *	16,907	369,587
Bottomline Technologies Inc *	13,139	324,665
Brightpoint Inc *	26,652	216,148
BroadSoft Inc *	8,730	332,875
Brooks Automation Inc *	25,722	279,341
Cabot Microelectronics Corp *	9,114	423,528
CACI International Inc ‘A’ *	11,680	736,774
Calix Inc *	14,455	300,953
Callidus Software Inc *	11,259	65,865
Cardtronics Inc *	16,606	389,411
Cass Information Systems Inc	3,334	125,892
Cavium Inc *	18,797	819,361
Ceva Inc *	8,972	273,287
Checkpoint Systems Inc *	15,598	278,892
CIBER Inc *	25,077	139,177
Cirrus Logic Inc *	25,731	409,123
Cognex Corp	16,054	568,793
Coherent Inc *	9,733	537,943
Cohu Inc	9,426	123,575
Communications Systems Inc	2,249	40,325
CommVault Systems Inc *	17,099	760,051
Computer Task Group Inc *	6,046	79,626
comScore Inc *	12,294	318,415
Comtech Telecommunications Corp	10,373	290,859
Concur Technologies Inc *	17,296	866,011
Constant Contact Inc *	11,462	290,906
Convergys Corp *	40,468	551,983
Convio Inc *	4,401	47,575
Cornerstone OnDemand Inc *	4,260	75,189
Cray Inc *	14,304	91,546
CSG Systems International Inc *	13,491	249,314
CTS Corp	13,501	130,555
Cymer Inc *	11,882	588,278
Daktronics Inc	13,646	147,240
DDi Corp	5,838	55,695
DealerTrack Holdings Inc *	16,007	367,361
Deltek Inc *	9,008	67,470
Demand Media Inc *	2,954	40,027
DemandTec Inc *	12,328	112,185
DG FastChannel Inc *	10,604	339,858
Dialogic Inc *	5,243	23,593
Dice Holdings Inc *	18,668	252,391
Digi International Inc *	9,951	129,363
Digimarc Corp *	2,523	88,381
Digital River Inc *	15,404	495,393
Diodes Inc *	13,581	354,464
Dot Hill Systems Corp *	20,461	58,109
DSP Group Inc *	9,281	80,745
DTS Inc *	6,784	275,091
Dynamics Research Corp *	3,053	41,643
Earthlink Inc	42,953	330,523
Ebix Inc *	11,842	225,590
Echelon Corp *	13,822	125,642
Echo Global Logistics Inc *	4,489	79,680
Electro Rent Corp	7,036	120,456
Electro Scientific Industries Inc *	8,905	171,866
Electronics for Imaging Inc *	18,166	312,818
Ellie Mae Inc *	2,779	15,951
eMagin Corp *	6,463	39,230
EMCORE Corp *	33,352	91,384
EMS Technologies Inc *	5,977	197,062
Emulex Corp *	34,146	293,656
Entegris Inc *	52,164	527,900
Entropic Communications Inc *	33,090	294,170
Envestnet Inc *	7,180	106,623
EPIQ Systems Inc	12,351	175,631
ePlus Inc *	1,262	33,367
Euronet Worldwide Inc *	19,841	305,750
Exar Corp *	14,529	91,969
ExlService Holdings Inc *	6,337	146,385
Extreme Networks Inc *	36,218	117,346
Fabrinet * (Cayman)	7,763	188,486
Fair Isaac Corp	15,485	467,647
FalconStor Software Inc *	10,983	49,204
FARO Technologies Inc *	6,365	278,787
FEI Co *	15,022	573,690
Finisar Corp *	34,790	627,264
FormFactor Inc *	19,786	179,261
Forrester Research Inc	5,770	190,179
FriendFinder Network *	1,799	7,304
FSI International Inc *	14,273	39,108
Gerber Scientific Inc *	9,884	110,009
Global Cash Access Holdings Inc *	22,379	71,165
Globecomm Systems Inc *	8,798	136,897
Glu Mobile Inc *	16,183	85,284
GSI Group Inc (Canada) *	9,753	117,524
GSI Technology Inc *	8,024	57,773
GT Solar International Inc *	48,703	788,989
Guidance Software Inc *	4,714	38,419
Harmonic Inc *	44,306	320,332
Heartland Payment Systems Inc	14,991	308,815
Hittite Microwave Corp *	12,086	748,244
Hypercom Corp *	21,292	209,300
Identive Group Inc *	14,507	33,656
iGate Corp	11,902	194,241
Imation Corp *	11,809	111,477
Immersion Corp *	11,261	96,056
Infinera Corp *	40,324	278,639
InfoSpace Inc *	14,603	133,179
Inphi Corp *	7,790	135,546
Insight Enterprises Inc *	18,153	321,490
Integral Systems Inc *	6,276	76,379
Integrated Device Technology Inc *	57,570	452,500
Integrated Silicon Solution Inc *	10,500	101,535
Interactive Intelligence Inc *	5,529	193,791
InterDigital Inc	17,597	718,837
Intermec Inc *	22,716	250,785
Internap Network Services Corp *	20,502	150,690
Intevac Inc *	9,098	92,891
IntraLinks Holdings Inc *	12,360	213,581
Ixia *	14,938	191,206
IXYS Corp *	9,469	141,846
j2 Global Communications Inc *	17,868	504,414
Jack Henry & Associates Inc	33,514	1,005,755
JDA Software Group Inc *	16,457	508,357
Kemet Corp *	16,989	242,773

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value

Kenexa Corp *	10,224	$245,171
Keynote Systems Inc	5,510	119,181
KIT Digital Inc *	13,666	163,172
Kopin Corp *	25,450	119,869
Kulicke & Soffa Industries Inc *	27,978	311,675
KVH Industries Inc *	5,939	63,132
L-1 Identity Solutions Inc *	28,960	340,280
Lattice Semiconductor Corp *	45,827	298,792
Lawson Software Inc *	63,595	713,536
LeCroy Corp *	6,123	73,721
Limelight Networks Inc *	26,082	118,934
Lionbridge Technologies Inc *	24,594	78,209
Liquidity Services Inc *	7,225	170,582
Littelfuse Inc	8,799	516,677
LivePerson Inc *	20,362	287,919
LogMeIn Inc *	7,880	303,932
LoopNet Inc *	6,526	119,948
Loral Space & Communications Inc *	4,255	295,595
LTX-Credence Corp *	19,308	172,613
Magma Design Automation Inc *	25,826	206,350
Manhattan Associates Inc *	8,484	292,189
ManTech International Corp ‘A’	8,974	398,625
Marchex Inc ‘B’	7,836	69,584
MAXIMUS Inc	6,739	557,517
MaxLinear Inc ‘A’ *	5,691	49,284
Maxwell Technologies Inc *	10,948	177,248
Measurement Specialties Inc *	5,847	208,738
Mediamind Technologies Inc *	2,984	65,469
Mentor Graphics Corp *	37,450	479,734
Mercury Computer Systems Inc *	11,611	216,893
Meru Networks Inc *	4,004	48,088
Methode Electronics Inc	14,551	168,937
Micrel Inc	19,662	208,024
Microsemi Corp *	33,415	685,007
MicroStrategy Inc ‘A’ *	3,106	505,284
Microvision Inc *	41,818	51,018
Mindspeed Technologies Inc *	13,334	106,672
MIPS Technologies Inc *	20,597	142,325
MKS Instruments Inc	20,237	534,662
ModusLink Global Solutions Inc	17,314	77,567
MoneyGram International Inc *	33,165	110,108
Monolithic Power Systems Inc *	11,692	180,291
Monotype Imaging Holdings Inc *	13,725	193,934
MoSys Inc *	13,283	76,377
Motricity Inc *	14,206	109,812
Move Inc *	62,323	136,487
MTS Systems Corp	6,081	254,368
Multi-Fineline Electronix Inc *	3,549	76,694
Nanometrics Inc *	7,707	146,356
NCI Inc ‘A’ *	2,678	60,844
NeoPhotonics Corp *	3,108	21,507
Ness Technologies Inc *	12,544	94,958
NETGEAR Inc *	14,169	619,469
Netlogic Microsystems Inc *	26,461	1,069,554
NetScout Systems Inc *	14,417	301,171
NetSuite Inc *	10,537	413,050
Newport Corp *	14,606	265,391
NIC Inc	24,638	331,627
Novatel Wireless Inc *	12,577	68,922
Numerex Corp ‘A’ *	3,082	29,988
NVE Corp *	1,884	110,120
Oclaro Inc *	19,703	132,404
OCZ Technology Group Inc *	19,847	158,776
OmniVision Technologies Inc *	22,460	781,833
OpenTable Inc *	9,129	758,802
Openwave Systems Inc *	33,813	77,432
Oplink Communications Inc *	8,074	150,419
Opnet Technologies Inc	5,504	225,334
Opnext Inc *	16,401	37,394
ORBCOMM Inc *	11,995	37,544
OSI Systems Inc *	7,321	314,803
Parametric Technology Corp *	46,132	1,057,807
Park Electrochemical Corp	8,152	227,848
PC Connection Inc *	2,988	24,741
PDF Solutions Inc *	9,482	56,513
Pegasystems Inc	6,472	301,272
Perficient Inc *	9,412	96,567
Pericom Semiconductor Corp *	9,961	89,051
Photronics Inc *	21,123	178,912
Plantronics Inc	18,666	681,869
Plexus Corp *	14,600	508,226
PLX Technology Inc *	17,377	60,298
Power Integrations Inc	11,103	426,688
Power-One Inc *	26,293	212,973
Powerwave Technologies Inc *	65,503	193,234
PRGX Global Inc *	7,056	50,450
Procera Networks Inc *	4,309	46,236
Progress Software Corp *	26,026	628,007
PROS Holdings Inc *	8,446	147,721
Pulse Electronics Corp	16,556	73,177
QAD Inc ‘A’ *	2,116	21,626
QLIK Technologies Inc *	27,236	927,658
Quantum Corp *	87,708	289,436
Quepasa Corp *	2,608	18,908
Quest Software Inc *	23,658	537,746
QuinStreet Inc *	10,534	136,731
Radiant Systems Inc *	15,512	324,201
RadiSys Corp *	8,016	58,437
Rambus Inc *	37,894	556,284
RealD Inc *	15,043	351,856
RealNetworks Inc *	33,402	113,567
RealPage Inc *	11,688	309,381
Renaissance Learning Inc	5,327	66,801
Responsys Inc *	3,547	62,888
RF Micro Devices Inc *	107,158	655,807
Richardson Electronics Ltd	5,879	79,896
RightNow Technologies Inc *	9,550	309,420
Rimage Corp	3,819	51,289
Rofin-Sinar Technologies Inc *	11,050	377,357
Rogers Corp *	6,216	287,179
Rosetta Stone Inc *	4,169	67,288
Rubicon Technology Inc *	6,758	113,940
Rudolph Technologies Inc *	12,453	133,372
S1 Corp *	20,920	156,482
Saba Software Inc *	11,319	102,211
Sanmina-SCI Corp *	31,267	322,988
Sapient Corp *	42,281	635,483
SAVVIS Inc *	17,467	690,470
ScanSource Inc *	10,491	393,203
SciQuest Inc *	4,602	78,648
SeaChange International Inc *	10,485	113,028
Semtech Corp *	25,172	688,202
ServiceSource International Inc *	3,805	84,547
ShoreTel Inc *	18,406	187,741
Sigma Designs Inc *	12,312	94,064
Silicon Graphics International Corp *	12,078	207,742
Silicon Image Inc *	31,000	200,260
SMART Modular Technologies Inc * (Cayman)	25,091	229,834
Smith Micro Software Inc *	13,472	56,717
SolarWinds Inc *	22,046	576,282
Sonus Networks Inc *	81,739	264,834
Sourcefire Inc *	11,070	329,000
Spansion Inc ‘A’ *	19,247	370,890
SPS Commerce Inc *	3,034	53,975
SRA International Inc ‘A’ *	17,599	544,161
SRS Labs Inc *	4,927	47,250
SS&C Technologies Holdings Inc *	9,571	190,176
Stamps.com Inc	4,436	59,176
Standard Microsystems Corp *	8,836	238,484
STEC Inc *	15,984	271,888

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Stratasys Inc *	8,220	$277,014
Stream Global Services Inc *	2,503	8,260
SuccessFactors Inc *	30,624	900,346
Super Micro Computer Inc *	10,399	167,320
Supertex Inc *	4,361	97,686
support.com Inc *	19,289	92,587
Sycamore Networks Inc	7,816	173,828
Symmetricom Inc *	17,220	100,393
Synaptics Inc *	13,313	342,677
Synchronoss Technologies Inc *	10,230	324,598
SYNNEX Corp *	9,615	304,795
Syntel Inc	5,943	351,350
Take-Two Interactive Software Inc *	28,617	437,268
Taleo Corp ‘A’ *	15,876	587,888
TechTarget Inc *	5,004	37,880
Tekelec *	24,007	219,184
TeleCommunication Systems Inc ‘A’ *	18,268	88,234
TeleNav Inc *	6,262	111,025
TeleTech Holdings Inc *	9,905	208,797
Tessera Technologies Inc *	19,805	339,458
The Active Network Inc *	4,639	81,646
The Hackett Group Inc *	10,944	55,705
The Ultimate Software Group Inc *	10,053	547,185
THQ Inc *	26,601	96,296
TiVo Inc *	46,362	477,065
TNS Inc *	9,987	165,784
Travelzoo Inc *	2,142	138,459
TriQuint Semiconductor Inc *	63,733	649,439
TTM Technologies Inc *	20,291	325,062
Tyler Technologies Inc *	12,365	331,135
Ultra Clean Holdings Inc *	8,962	81,375
Ultratech Inc *	9,800	297,724
Unisys Corp *	16,720	429,704
United Online Inc	34,696	209,217
Universal Display Corp *	14,912	523,262
ValueClick Inc *	30,587	507,744
VASCO Data Security International Inc *	10,605	132,032
Veeco Instruments Inc *	15,800	764,878
Verint Systems Inc *	8,142	301,580
ViaSat Inc *	14,028	606,992
Viasystems Group Inc *	978	21,995
VirnetX Holding Corp *	15,791	456,992
Virtusa Corp *	5,890	111,615
Vishay Precision Group Inc *	4,548	76,770
Vocus Inc *	6,956	212,923
Volterra Semiconductor Corp *	9,570	235,996
Wave Systems Corp ‘A’ *	32,674	92,141
Web.com Group Inc *	11,115	136,937
Websense Inc *	15,539	403,548
Westell Technologies Inc ‘A’ *	19,686	70,279
Wright Express Corp *	15,002	781,154
X-Rite Inc *	11,040	54,869
XO Group Inc *	12,277	122,156
Xyratex Ltd * (Bermuda)	11,854	121,622
Zix Corp *	25,913	99,506
Zoran Corp *	19,471	163,556
Zygo Corp *	6,457	85,362

		89,664,993

Materials - 4.8%

A. Schulman Inc	12,017	302,708
A.M. Castle & Co *	6,600	109,626
AEP Industries Inc *	1,619	47,259
AMCOL International Corp	9,468	361,299
American Vanguard Corp	8,805	114,201
Arch Chemicals Inc	8,804	303,210
Balchem Corp	11,235	491,868
Boise Inc	40,388	314,623
Buckeye Technologies Inc	15,592	420,672
Calgon Carbon Corp *	21,989	373,813
Century Aluminum Co *	20,077	314,205
Chase Corp	1,944	32,581
Chemtura Corp *	37,150	676,130
Clearwater Paper Corp *	4,471	305,280
Coeur d’Alene Mines Corp *	34,723	842,380
Deltic Timber Corp	4,206	225,820
Eagle Materials Inc	17,038	474,849
Ferro Corp *	33,624	451,907
Flotek Industries Inc *	19,245	163,967
FutureFuel Corp	7,237	87,640
General Moly Inc *	26,494	118,163
Georgia Gulf Corp *	13,193	318,479
Globe Specialty Metals Inc	24,499	549,268
Gold Resource Corp	10,943	272,809
Golden Minerals Co *	4,709	83,726
Golden Star Resources Ltd (XASE) * (Canada)	100,917	222,017
Graham Packaging Co Inc *	9,347	235,731
Graphic Packaging Holding Co *	61,398	334,005
H.B. Fuller Co	19,134	467,252
Handy & Harman Ltd *	2,054	31,611
Hawkins Inc	3,423	123,981
Haynes International Inc	4,753	294,353
Headwaters Inc *	23,987	75,079
Hecla Mining Co *	108,527	834,573
Horsehead Holding Corp *	17,040	226,973
Innophos Holdings Inc	8,396	409,725
Innospec Inc *	9,118	306,456
Jaguar Mining Inc * (Canada)	33,069	158,070
Kaiser Aluminum Corp	6,211	339,245
KapStone Paper and Packaging Corp *	15,364	254,581
KMG Chemicals Inc	2,587	43,565
Koppers Holdings Inc	8,025	304,388
Kraton Performance Polymers Inc *	12,321	482,614
Landec Corp *	10,612	70,039
Louisiana-Pacific Corp *	51,330	417,826
LSB Industries Inc *	7,115	305,376
Materion Corp *	7,944	293,690
Metals USA Holdings Corp *	4,594	68,451
Midway Gold Corp * (Canada)	30,250	59,290
Minerals Technologies Inc	7,100	470,659
Myers Industries Inc	12,559	129,107
Neenah Paper Inc	5,824	123,935
NewMarket Corp	3,503	597,997
NL Industries Inc	2,332	42,816
Noranda Aluminium Holding Corp *	8,505	128,766
Olin Corp	30,931	700,896
Olympic Steel Inc	3,583	98,640
OM Group Inc *	12,025	488,696
OMNOVA Solutions Inc *	17,713	123,282
Paramount Gold and Silver Corp *	45,084	146,974
PH Glatfelter Co	17,939	275,902
PolyOne Corp	36,286	561,344
Quaker Chemical Corp	4,868	209,373
Revett Minerals Inc * (Canada)	8,772	39,562
RTI International Metals Inc *	11,723	449,811
Schweitzer-Mauduit International Inc	6,805	382,101
Senomyx Inc *	15,791	81,166
Sensient Technologies Corp	19,440	720,641
Spartech Corp *	12,172	74,127
Stepan Co	3,126	221,633
Stillwater Mining Co *	39,884	877,847
STR Holdings Inc *	11,620	173,370
Texas Industries Inc	8,792	366,011
Thompson Creek Metals Co Inc * (Canada)	59,320	592,014
TPC Group Inc *	5,079	199,198
United States Lime & Minerals Inc *	1,097	44,988
Universal Stainless & Alloy Products Inc *	2,782	130,086
US Energy Corp *	9,961	42,533
US Gold Corp *	40,873	246,464

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Verso Paper Corp *	5,094	$13,652
Vista Gold Corp (Canada) *	26,889	76,096
Wausau Paper Corp	19,132	128,950
Worthington Industries Inc	22,322	515,638
Zagg Inc *	7,723	103,488
Zep Inc	8,621	162,937
Zoltek Cos Inc *	10,918	114,967

		23,971,041

Telecommunication Services - 1.0%

8x8 Inc *	23,732	116,049
AboveNet Inc	8,991	633,506
Alaska Communications Systems Group Inc	17,802	157,904
Atlantic Tele-Network Inc	3,671	140,820
Boingo Wireless Inc *	2,099	19,059
Cbeyond Inc *	10,962	145,027
Cincinnati Bell Inc *	77,886	258,582
Cogent Communications Group Inc *	17,941	305,176
Consolidated Communications Holdings Inc	10,186	198,016
Fairpoint Communications Inc *	8,116	74,748
General Communication Inc ‘A’ *	16,278	196,475
Global Crossing Ltd * (Bermuda)	11,931	457,912
Globalstar Inc *	38,898	47,845
Hickory Tech Corp	4,504	53,508
ICO Global Communications Holdings Ltd *	57,443	159,117
IDT Corp ‘B’	5,448	147,205
inContact Inc *	11,250	53,437
Iridium Communications Inc *	16,647	143,997
Leap Wireless International Inc *	23,624	383,417
Neutral Tandem Inc *	13,366	232,836
nTelos Holdings Corp	11,859	242,161
PAETEC Holding Corp *	48,974	234,585
Premiere Global Services Inc *	20,438	163,095
Shenandoah Telecommunications Co	9,454	160,907
SureWest Communications	5,072	84,804
Towerstream Corp *	12,631	63,029
USA Mobility Inc	8,410	128,337
Vonage Holdings Corp *	53,701	236,821

		5,238,375

Utilities - 3.1%

ALLETE Inc	12,142	498,308
American States Water Co	7,323	253,815
Artesian Resources Corp ‘A’	3,241	58,403
Atlantic Power Corp * (Canada)	26,264	399,738
Avista Corp	22,154	569,136
Black Hills Corp	15,313	460,768
Cadiz Inc *	5,155	55,983
California Water Service Group	15,817	295,936
Central Vermont Public Service Corp	5,249	189,751
CH Energy Group Inc	6,131	326,537
Chesapeake Utilities Corp	3,787	151,594
Cleco Corp	23,651	824,237
Connecticut Water Service Inc	3,653	93,444
Consolidated Water Co Ltd (Cayman)	6,080	56,483
Dynegy Inc *	40,165	248,621
El Paso Electric Co	16,416	530,237
IDACORP Inc	18,984	749,868
MGE Energy Inc	9,063	367,323
Middlesex Water Co	6,377	118,485
New Jersey Resources Corp	15,924	710,370
Nicor Inc	17,368	950,724
Northwest Natural Gas Co	10,219	461,184
NorthWestern Corp	14,116	467,381
Ormat Technologies Inc	6,719	147,885
Otter Tail Corp	14,118	297,890
Pennichuck Corp	1,354	38,928
Piedmont Natural Gas Co Inc	27,691	837,930
PNM Resources Inc	33,693	564,021
Portland General Electric Co	29,258	739,642
SJW Corp	5,653	137,029
South Jersey Industries Inc	11,588	629,344
Southwest Gas Corp	17,633	680,810
The Empire District Electric Co	16,358	315,055
The Laclede Group Inc	8,610	325,716
UIL Holdings Corp	19,694	637,101
Unisource Energy Corp	14,271	532,736
Unitil Corp	4,563	120,007
WGL Holdings Inc	19,700	758,253
York Water Co	5,512	91,224

		15,691,897

Total Common Stocks
(Cost $459,623,792)		486,277,255

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $9,732,416; collateralized by Federal Home Loan Bank: 0.330% due 7/16/12 and value $9,930,000)	$9,732,413	9,732,413

Total Short-Term Investment
(Cost $9,732,413)		9,732,413

TOTAL INVESTMENTS - 99.6%
(Cost $469,356,205)		496,009,668

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,968,860

NET ASSETS - 100.0%		$497,978,528

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.2%
Information Technology	18.0%
Industrials	15.1%
Consumer Discretionary	13.0%
Health Care	12.2%
Energy	6.9%
Materials	4.8%
Consumer Staples	3.3%
Utilities	3.1%
Short-Term Investment	2.0%
Telecommunication Services	1.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2011, $574,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (09/11)	153	$12,097,943	$530,677

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$486,277,255	$486,277,255	$-	$-
	Short-Term Investment	9,732,413	-	9,732,413	-
	Derivatives:
	Equity Contracts
	Futures	530,677	530,677	-	-

	Total	$496,540,345	$486,807,932	$9,732,413	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Germany - 0.1%

Hugo Boss AG	19,000	$1,931,509

Total Preferred Stocks
(Cost $1,718,282)		1,931,509

COMMON STOCKS - 96.5%

Australia - 7.2%

Ausdrill Ltd	1,221,800	4,359,936
Australand Property Group REIT	482,261	1,482,979
Beach Energy Ltd	3,917,891	3,868,919
Bradken Ltd	202,009	1,729,650
BWP Trust REIT	806,885	1,586,494
Cabcharge Australia Ltd	200,051	1,107,824
Carnarvon Petroleum Ltd *	6,624,800	1,248,616
Challenger Ltd	1,083,967	5,710,498
Coal & Allied Industries Ltd	22,931	2,594,736
Commonwealth Property Office Fund REIT	3,765,433	3,802,253
Emeco Holdings Ltd	4,161,188	5,069,649
FKP Property Group REIT	4,071,787	3,070,590
iiNET Ltd	458,524	1,287,147
Iluka Resources Ltd	539,053	9,751,048
Imdex Ltd	593,817	1,373,114
Industrea Ltd	839,242	1,220,265
Investa Office Fund REIT	3,469,752	2,406,126
JB Hi-Fi Ltd	308,848	5,673,688
Kingsgate Consolidated Ltd	224,387	1,931,473
Lynas Corp Ltd * +	1,058,800	2,039,633
Medusa Mining Ltd	360,096	2,547,381
Mineral Resources Ltd	250,374	3,099,804
Mount Gibson Iron Ltd *	2,685,729	5,340,483
OrotonGroup Ltd	94,014	777,930
PanAust Ltd *	1,304,894	5,312,259
Panoramic Resources Ltd	1,242,138	2,345,014
SP AusNet	2,801,100	2,841,091
Spark Infrastructure Group ~	2,669,400	3,708,304
Spotless Group Ltd	1,265,473	3,179,602
St. Barbara Ltd *	2,264,926	4,758,320
TPG Telecom Ltd	621,714	1,125,447
Virgin Blue Holdings Ltd *	9,614,346	2,899,781

		99,250,054

Austria - 0.9%

Andritz AG	66,055	6,810,837
Austriamicrosystems AG	20,830	1,031,435
Oesterreichische Post AG	133,194	4,287,957

		12,130,229

Belgium - 0.7%

Befimmo SCA Sicafi REIT	14,998	1,332,187
Mobistar SA	43,456	3,296,438
Tessenderlo Chemie NV	105,373	4,543,506

		9,172,131

Bermuda - 2.7%

Catlin Group Ltd	884,252	5,700,979
First Pacific Co Ltd	2,959,200	2,656,586
Giordano International Ltd	5,056,000	4,295,967
Haier Electronics Group Co Ltd *	2,527,000	3,149,862
IT Ltd	3,842,000	3,757,893
Johnson Electric Holdings Ltd	3,935,000	2,638,329
Lancashire Holdings Ltd	705,342	7,397,606
Northern Offshore Ltd Δ	659,008	1,240,727
Orient Overseas International Ltd	346,500	2,246,947
Signet Jewelers Ltd (LI) *	66,456	3,142,882
Sinolink Worldwide Holdings Ltd *	2,128,000	222,127
VTech Holdings Ltd	143,000	1,707,248

		38,157,153

Canada - 7.7%

Alacer Gold Corp *	322,308	2,782,818
B2Gold Corp *	834,700	2,821,424
Calfrac Well Services Ltd	81,100	2,671,519
Canfor Corp *	108,800	1,190,150
Canfor Pulp Products Inc	98,500	1,785,245
Canyon Services Group Inc	269,900	3,727,584
Capital Power Corp	126,900	3,289,440
Capstone Mining Corp *	476,700	1,774,434
Dundee Precious Metals Inc *	379,500	3,073,145
Ensign Energy Services Inc	192,400	3,814,286
GMP Capital Inc	46,100	611,353
Ithaca Energy Inc *	1,475,200	3,181,519
Keyera Corp	140,467	6,363,216
Labrador Iron Ore Royalty Corp	112,000	4,504,619
Laurentian Bank of Canada	44,500	2,056,011
Methanex Corp (TSE)	102,600	3,221,243
Neo Material Technologies Inc *	227,100	2,185,171
Nevsun Resources Ltd	696,300	4,216,281
Open Text Corp *	38,900	2,493,843
Pacific Rubiales Energy Corp	114,300	3,063,565
Parkland Fuel Corp	328,400	4,222,261
Progress Energy Resources Corp	262,600	3,738,398
Quebecor Inc ‘B’	106,000	3,481,860
Russel Metals Inc	230,800	5,882,175
Sandvine Corp * Δ	1,268,100	3,037,287
SEMAFO Inc *	369,460	2,830,950
Sherritt International Corp	327,200	2,083,061
TELUS Corp	102,000	5,615,843
Tembec Inc *	523,400	2,333,579
The Jean Coutu Group PJC Inc ‘A’	234,000	2,671,305
TransForce Inc	39,300	611,229
Transglobe Energy Corp *	6,100	69,573
Trican Well Service Ltd	168,800	3,965,999
Trinidad Drilling Ltd	379,900	3,300,909
Westjet Airlines Ltd Δ	222,900	3,501,410

		106,172,705

Cayman - 0.8%

AMVIG Holdings Ltd	2,232,000	1,724,778
Hutchison Telecommunications Hong Kong Holdings Ltd	12,020,000	3,718,294
Polarcus Ltd *	3,221,642	3,164,824
Xinyi Glass Holdings Co Ltd	2,140,000	2,130,411

		10,738,307

Cyprus - 0.2%

Songa Offshore SE *	626,408	3,101,118

Denmark - 1.0%

H Lundbeck AS	293,100	7,729,480
Royal UNIBREW AS	64,585	4,259,648
TDC AS *	279,500	2,550,789

		14,539,917

Finland - 1.5%

Amer Sports OYJ ‘A’	199,034	3,312,992
Cargotec OYJ ‘B’	138,224	7,093,880
Kesko OYJ ‘B’	59,223	2,754,308
Orion OYJ ‘B’	286,806	7,397,822

		20,559,002

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
France - 8.0%

ALTEN	83,559	$3,324,908
Altran Technologies SA *	520,043	4,208,736
Arkema SA	71,000	7,302,480
Derichebourg SA *	753,975	5,861,859
Eiffage SA	59,800	3,952,938
Faurecia	182,376	7,821,217
Fonciere Des Regions REIT	56,300	5,963,730
Gecina SA REIT	20,440	2,855,920
Ingenico	57,500	2,798,036
JCDecaux SA *	123,200	3,953,403
Legrand SA	79,649	3,352,623
Mercialys SA	88,822	3,763,428
Nexity SA	61,396	2,933,650
Plastic Omnium SA	98,289	3,203,406
Publicis Groupe SA	53,025	2,960,070
Rexel SA	140,437	3,479,103
Rhodia SA	91,359	4,142,805
Safran SA	98,898	4,220,054
SCOR SE	200,855	5,701,090
Societe BIC SA	73,355	7,086,355
Societe Television Francaise 1	150,667	2,748,420
Technip SA	32,150	3,446,205
Valeo SA	35,332	2,416,978
Wendel	63,442	7,790,838
Zodiac Aerospace	72,931	6,349,955

		111,638,207

Germany - 8.3%

Aareal Bank AG *	236,587	8,097,190
Adidas AG	45,450	3,603,350
Aixtron SE	163,403	5,577,179
Bertrandt AG Δ	83,224	6,299,875
Brenntag AG	37,569	4,369,603
Centrotherm Photovoltaics AG *	97,705	4,314,055
Deutsche Lufthansa AG	161,975	3,527,999
Deutz AG *	576,427	5,695,993
Drillisch AG	312,118	3,630,447
Duerr AG	120,745	4,910,882
GEA Group AG	77,800	2,786,219
Gerresheimer AG	88,632	4,231,586
Hannover Rueckversicherung AG	74,907	3,895,609
Infineon Technologies AG	754,370	8,476,361
Jenoptik AG *	188,176	1,757,521
Kabel Deutschland Holding AG *	52,474	3,232,426
Kloeckner & Co SE	179,800	5,416,514
Leoni AG	99,656	5,917,262
MTU Aero Engines Holding AG	61,650	4,924,094
Rheinmetall AG	13,028	1,152,491
Software AG	125,298	7,512,323
Stada Arzneimittel AG	122,400	4,790,873
Suedzucker AG	85,819	3,055,759
TUI AG *	424,492	4,613,821
Wacker Chemie AG	14,712	3,177,795

		114,967,227

Greece - 0.2%

Public Power Corp SA	177,400	2,543,537

Hong Kong - 0.9%

Dah Chong Hong Holdings Ltd	1,887,000	2,248,952
PCCW Ltd	5,796,000	2,508,543
Techtronic Industries Co Ltd	2,864,000	3,427,085
Television Broadcasts Ltd	562,000	3,725,101

		11,909,681

Ireland - 0.7%

DCC PLC	96,037	2,735,920
Irish Continental Group PLC	58,000	1,320,506
Kenmare Resources PLC *	4,809,700	4,550,547
United Drug PLC	419,051	1,439,972

		10,046,945

Italy - 3.3%

Amplifon SPA	789,479	4,917,121
Banca Generali SPA	83,552	1,158,752
Brembo SPA	418,737	5,969,471
Danieli & Co SPA	91,246	2,523,776
DiaSorin SPA	51,007	2,448,052
Interpump Group SPA	538,294	4,606,335
Iren SPA	1,205,900	2,168,381
MARR SPA	100,346	1,292,189
Mediolanum SPA	743,381	3,431,005
Parmalat SPA *	762,072	2,866,677
Pirelli & C SPA	369,900	3,999,985
Recordati SPA	694,860	7,636,895
Societa Iniziative Autostradali e Servizi SPA	275,535	3,155,888

		46,174,527

Japan - 18.1%

Aeon Credit Service Co Ltd	427,800	5,859,521
Aiful Corp *	1,647,150	2,370,615
Asahi Holdings Inc	96,500	1,970,027
Bando Chemical Industries Ltd	429,000	1,743,817
Calsonic Kansei Corp	900,000	5,424,244
Capcom Co Ltd	140,100	3,231,979
Cawachi Ltd	12,200	240,487
Century Tokyo Leasing Corp	150,200	2,708,238
Circle K Sunkus Co Ltd	242,100	3,777,925
Coca-Cola West Co Ltd	142,700	2,734,294
Dainippon Screen Manufacturing Co Ltd	432,000	3,688,712
Dainippon Sumitomo Pharma Co Ltd	451,300	4,288,728
EDION Corp	461,000	4,348,326
Ferrotec Corp	93,500	2,111,025
Fields Corp	1,330	2,217,618
Fuji Oil Co Ltd	247,900	3,817,157
Futaba Industrial Co Ltd	297,100	2,173,168
Fuyo General Lease Co Ltd	38,900	1,318,689
Geo Corp	1,817	2,261,964
Hitachi Capital Corp	185,900	2,521,407
Hokuetsu Kishu Paper Co Ltd	645,500	3,950,987
Honeys Co Ltd	102,120	1,122,221
Idemitsu Kosan Co Ltd	44,700	4,770,521
IT Holdings Corp	185,600	1,649,580
Ito En Ltd	134,100	2,374,669
JFE Shoji Holdings Inc	340,000	1,663,893
JVC Kenwood Holdings Inc *	611,600	3,047,586
Kanematsu Corp *	3,121,000	3,076,124
Kawai Musical Instruments Manufacturing Co Ltd	1,429,000	2,868,379
Kiyo Holdings Inc	2,067,000	2,807,400
Krosaki Harima Corp	273,000	1,169,190
KYORIN Holdings Inc	186,000	3,700,657
Lion Corp	396,000	2,196,684
Maeda Road Construction Co Ltd	549,000	5,342,428
Maruha Nichiro Holdings Inc	2,237,000	3,595,726
MCJ Co Ltd	13,855	2,375,542
Ministop Co Ltd	106,300	1,918,426
Mitsubishi Gas Chemical Co Inc	472,000	3,458,126
Mitsubishi Steel Manufacturing Co Ltd	981,000	3,372,819
MTI Ltd	2,428	4,109,178
Nichiha Corp Δ	379,100	3,411,720
Nichii Gakkan Co	302,700	2,689,445
Nihon Kohden Corp	82,000	2,041,715
Nippo Corp	505,000	4,091,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Nippon Carbon Co Ltd	1,291,000	$3,880,432
Nippon Piston Ring Co Ltd *	603,000	1,426,743
Nishimatsu Construction Co Ltd	534,000	786,221
Nittoc Construction Co Ltd	2,383,000	3,512,454
NS Solutions Corp	138,800	2,709,712
Oenon Holdings Inc	123,000	276,939
Oki Electric Industry Co Ltd *	2,039,000	1,880,982
PanaHome Corp	364,000	2,365,550
Penta-Ocean Construction Co Ltd	970,500	2,338,017
Sasebo Heavy Industries Co Ltd	1,074,000	1,996,931
Seino Holdings Corp	226,000	1,625,549
Shindengen Electric Manufacturing Co Ltd	290,000	1,366,437
Shinko Plantech Co Ltd	270,900	2,928,146
Ship Healthcare Holdings Inc	321,100	5,931,351
Showa Corp *	549,000	3,950,063
SKY Perfect JSAT Holdings Inc	6,860	2,831,484
Sohgo Security Services Co Ltd	98,200	1,103,861
Star Micronics Co Ltd	271,800	3,219,859
Sumitomo Real Estate Sales Co Ltd	87,630	4,068,694
Taihei Kogyo Co Ltd	329,000	1,434,965
TBK Co Ltd	109,000	587,760
The Gunma Bank Ltd	754,000	3,985,190
The Higo Bank Ltd	242,000	1,402,650
The Keiyo Bank Ltd	739,000	3,718,590
The Musashino Bank Ltd	114,500	3,891,451
The Nishi-Nippon City Bank Ltd	1,417,000	4,185,529
The Okinawa Electric Power Co Inc	72,300	3,280,404
The San-In Godo Bank Ltd	227,000	1,628,580
Toagosei Co Ltd	849,000	4,276,281
Toho Gas Co Ltd	541,000	2,927,631
Tokyu REIT Inc	809	5,416,810
Toshiba Machine Co Ltd	205,000	1,120,191
Tosoh Corp	1,465,000	5,882,946
Touei Housing Corp	213,900	2,601,789
Toyo Tire & Rubber Co Ltd	1,023,000	2,591,858
Tsubakimoto Chain Co	620,000	3,825,200
Tsuruha Holdings Inc	32,700	1,564,292
U-Shin Ltd	8,900	74,213
Uniden Corp	280,000	1,146,197
United Arrows Ltd	286,700	6,059,728
West Holdings Corp	166,000	3,126,275
Yamazaki Baking Co Ltd	310,000	4,150,608
Yokogawa Electric Corp *	149,100	1,272,543
Zeon Corp	272,000	2,544,363

		250,508,149

Luxembourg - 0.5%

AZ Electronic Materials SA *	369,900	1,815,835
Millicom International Cellular SA SDR	23,800	2,493,512
SAF-Holland SA *	206,773	2,575,727

		6,885,074

Netherlands - 2.3%

Aalberts Industries NV	309,957	7,253,211
AMG Advanced Metallurgical Group NV *	157,253	2,938,878
ASM International NV	176,264	6,944,529
Delta Lloyd NV	78,000	1,852,725
Koninklijke Ten Cate NV	85,782	3,469,309
SBM Offshore NV	227,260	6,008,872
Vastned Retail NV REIT	52,543	3,763,538

		32,231,062

New Zealand - 0.3%

Telecom Corp of New Zealand Ltd	1,791,800	3,651,907

Norway - 1.0%

Atea ASA	252,100	2,650,766
Austevoll Seafood ASA	151,253	871,888
Fred Olsen Energy ASA	90,149	3,184,774
Kongsberg Gruppen ASA	92,669	2,634,870
Statoil Fuel & Retail ASA *	536,386	5,179,784

		14,522,082

Singapore - 1.1%

Mapletree Logistics Trust REIT	4,018,000	3,012,813
SembCorp Marine Ltd	1,071,000	4,634,861
StarHub Ltd	825,000	1,876,155
United Envirotech Ltd Δ	9,231,000	2,414,189
UOL Group Ltd	929,000	3,772,398

		15,710,416

South Korea - 5.1%

Capro Corp	80,320	2,444,389
Chong Kun Dang Pharm Corp	147,810	3,928,190
Dongbu Insurance Co Ltd	72,800	3,801,208
Dongyang Mechtronics Corp	257,890	4,287,875
Fila Korea Ltd	41,340	3,456,795
GS Home Shopping Inc	15,289	1,953,734
Halla Climate Control Corp	14,110	341,104
Handsome Co Ltd	116,790	2,892,221
Hanwha Chem Corp	61,260	2,910,316
Hotel Shilla Co Ltd	86,980	2,211,821
IsuPetasys Co Ltd	767,750	2,909,002
Kolon Industries Inc	25,162	2,436,624
KP Chemical Corp	135,027	3,126,432
LG International Corp	70,560	3,608,516
Mando Corp	31,755	6,603,147
Paradise Co Ltd	396,776	2,582,175
Pyeong Hwa Automotive Co Ltd	199,089	4,044,921
Seah Besteel Corp	77,565	4,263,438
Sejong Industrial Co Ltd	180,830	3,496,604
Simm Tech Co Ltd	249,144	3,021,747
Sungwoo Hitech Co Ltd	160,792	3,826,049
Youngone Corp	135,580	1,940,977

		70,087,285

Spain - 1.3%

Almirall SA	246,766	2,640,769
Bolsas y Mercados Espanoles SA	102,483	3,047,738
Endesa SA	111,216	3,704,740
Grupo Empresarial Ence SA	863,308	3,409,846
Red Electrica Corp SA	93,965	5,668,444

		18,471,537

Sweden - 3.1%

AarhusKarlshamn AB Δ	110,745	3,206,744
Bilia AB ‘A’	127,675	2,303,756
Billerud AB	451,786	4,731,372
Castellum AB	557,512	8,347,992
Fabege AB	446,885	4,491,687
Lundin Petroleum AB *	156,200	2,123,134
Meda AB ‘A’	175,200	1,908,440
NCC AB ‘B’	253,116	5,758,440
Saab AB ‘B’	210,200	4,812,101
Trelleborg AB ‘B’	505,689	5,627,734

		43,311,400

Switzerland - 3.0%

Ascom Holding AG	65,936	976,394
Baloise-Holding AG	85,305	8,802,309
Banque Cantonale Vaudoise	6,439	3,864,441
Bucher Industries AG	16,900	3,726,744
Forbo Holding AG *	4,108	3,121,593
Galenica AG	6,112	3,917,571
Helvetia Holding AG	5,350	2,292,115
Meyer Burger Technology AG *	89,200	3,926,511
OC Oerlikon Corp AG *	577,860	4,669,252

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Schmolz + Bickenbach AG *	392,642	$4,870,841
Vontobel Holding AG	59,670	2,022,712

		42,190,483

United Kingdom - 15.9%

Aberdeen Asset Management PLC	1,394,766	4,995,994
Afren PLC *	1,662,819	4,212,579
Ashtead Group PLC	2,679,964	7,312,084
BBA Aviation PLC	647,868	2,264,553
Beazley PLC	2,962,101	5,946,361
Bellway PLC	560,356	6,433,806
Burberry Group PLC	283,135	6,584,208
Cape PLC	188,852	1,667,040
Carillion PLC	616,500	3,721,567
Cookson Group PLC	343,256	3,708,116
Daily Mail & General Trust PLC	743,700	5,554,688
Dairy Crest Group PLC	399,108	2,370,030
Electrocomponents PLC	832,406	3,640,538
Fenner PLC	674,518	4,355,182
Ferrexpo PLC	850,392	6,418,903
Firstgroup PLC	779,836	4,270,910
GKN PLC	1,737,001	6,476,015
Go-Ahead Group PLC	186,593	4,732,550
Gulfsands Petroleum PLC *	694,081	2,356,744
Halfords Group PLC	392,971	2,342,705
Henderson Group PLC	881,400	2,155,777
Howden Joinery Group PLC *	2,488,134	4,270,007
IG Group Holdings PLC	908,867	6,358,432
IMI PLC	537,972	9,094,671
Inchcape PLC	571,700	3,839,033
Inmarsat PLC	800,659	7,144,702
International Personal Finance PLC	325,833	1,922,429
ITV PLC *	4,552,269	5,227,074
Lamprell PLC	279,419	1,691,119
London Stock Exchange Group PLC	340,633	5,803,350
Melrose PLC	1,114,623	6,475,446
Michael Page International PLC	441,000	3,788,337
Micro Focus International PLC	672,234	3,617,003
Mitchells & Butlers PLC *	1,095,433	5,538,182
Mondi PLC	570,699	5,680,322
Morgan Crucible Co PLC	1,373,464	6,796,896
New World Resources PLC	198,260	2,911,508
Northgate PLC *	690,681	3,640,268
Persimmon PLC	743,705	5,761,979
Renishaw PLC	142,700	4,014,835
Rightmove PLC	160,282	3,066,057
Senior PLC	484,788	1,417,256
SIG PLC *	1,856,403	4,065,935
Stagecoach Group PLC	810,717	3,323,773
Taylor Wimpey PLC *	5,502,132	3,334,825
TT electronics PLC	679,500	2,189,308
TUI Travel PLC	468,755	1,687,140
Tullett Prebon PLC	949,435	5,399,285
Victrex PLC	161,100	3,881,455
WH Smith PLC	819,314	6,444,997

		219,905,974

United States - 0.7%

Gran Tierra Energy Inc *	602,100	3,964,265
Virgin Media Inc	206,100	6,168,573

		10,132,838

Total Common Stocks
(Cost $1,116,201,648)		1,338,708,947

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $42,546,118; collateralized by Federal Home Loan Bank: 0.330% due 07/16/12 and value $43,400,000)	$42,546,106	42,546,106

Total Short-Term Investment
(Cost $42,546,106)		42,546,106

TOTAL INVESTMENTS - 99.7%
(Cost $1,160,466,036)		1,383,186,562

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,527,772

NET ASSETS - 100.0%		$1,386,714,334

Notes to Schedule of Investments

(a)	As of June 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.3%
Consumer Discretionary	19.5%
Financials	14.4%
Materials	12.7%
Information Technology	7.6%
Energy	6.3%
Health Care	5.2%
Consumer Staples	3.6%
Short-Term Investment	3.1%
Telecommunication Services	2.8%
Utilities	2.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2011, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	18.1%
United Kingdom	15.9%
Germany	8.4%
France	8.0%
Canada	7.7%
Australia	7.2%
South Korea	5.1%
United States	3.8%
Italy	3.3%
Sweden	3.1%
Switzerland	3.0%
Bermuda	2.7%
Netherlands	2.3%
Finland	1.5%
Spain	1.3%
Singapore	1.1%
Denmark	1.0%
Norway	1.0%
Others (each less than 1.0%)	5.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $2,039,633 or 0.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(e)	As of June 30, 2011, 1.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2011, $3,500,875 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(g)	Open futures contracts outstanding as of June 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
AEX Index (7/11)	17	EUR 1,120,102	$50,825
ASX SPI 200 Index (9/11)	45	AUD 5,065,007	119,180
CAC 40 Index (7/11)	37	EUR 1,472,415	102,793
DAX Index (9/11)	5	893,736	43,797
FTSE 100 Index (9/11)	39	GBP 2,207,045	152,357
FTSE MIB Index (9/11)	13	EUR 1,250,328	92,110
Hang Seng China Index (7/11)	22	HKD 13,862,308	128
Russell 2000 Mini (09/11)	64	$5,086,464	196,096
S&P TSE 60 Index (9/11)	25	CAD 3,684,349	131,319
TOPIX Index (9/11)	117	JPY 974,909,520	236,078

Total Futures Contracts			$1,124,683

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 14 in Notes to Financial Statements) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,931,509	$-	$1,931,509	$-
	Common Stocks
	Australia	99,250,054	2,594,736	96,655,318	-
	Austria	12,130,229	4,287,957	7,842,272	-
	Belgium	9,172,131	-	9,172,131	-
	Bermuda	38,157,153	-	38,157,153	-
	Canada	106,172,705	106,172,705	-	-
	Cayman	10,738,307	3,164,824	7,573,483	-
	Cyprus	3,101,118	-	3,101,118	-
	Denmark	14,539,917	2,550,789	11,989,128	-
	Finland	20,559,002	-	20,559,002	-
	France	111,638,207	2,933,650	108,704,557	-
	Germany	114,967,227	9,930,322	105,036,905	-
	Greece	2,543,537	-	2,543,537	-
	Hong Kong	11,909,681	-	11,909,681	-
	Ireland	10,046,945	8,606,973	1,439,972	-
	Italy	46,174,527	4,158,866	42,015,661	-
	Japan	250,508,149	-	250,508,149	-
	Luxembourg	6,885,074	2,575,727	4,309,347	-
	Netherlands	32,231,062	-	32,231,062	-
	New Zealand	3,651,907	-	3,651,907	-
	Norway	14,522,082	6,051,672	8,470,410	-
	Singapore	15,710,416	-	15,710,416	-
	South Korea	70,087,285	-	70,087,285	-
	Spain	18,471,537	-	18,471,537	-
	Sweden	43,311,400	-	43,311,400	-
	Switzerland	42,190,483	6,725,850	35,464,633	-
	United Kingdom	219,905,974	21,988,542	197,917,432	-
	United States	10,132,838	10,132,838	-	-

		1,338,708,947	191,875,451	1,146,833,496	-
	Short-Term Investment	42,546,106	-	42,546,106	-
	Derivatives:
	Equity Contracts
	Futures	1,124,683	1,124,683	-	-

	Total	$1,384,311,245	$193,000,134	$1,191,311,111	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-131

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 1, 2011

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 1, 2011